UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08236

                                 Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                                 Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Name and Address of Agent for Service: Diana E. McCarthy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, Pennsylvania 19103-6996	with a copy to: Kevin P. O’Rourke Jose J. Del Real, Esq. The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

Registrant’s telephone number, including area code: (800) 595-9111

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%
Aerospace & Defense - 6.6%
Boeing (The) Co.	25,719	$7,585
Harris Corp.	12,455	1,764
Lockheed Martin Corp.	19,848	6,372

		15,721

Apparel & Textile Products - 0.6%
VF Corp.	20,875	1,545

Asset Management - 1.5%
Ameriprise Financial, Inc.	9,268	1,571
BlackRock, Inc.	3,725	1,913

		3,484

Banking - 8.9%
Citigroup, Inc.	19,441	1,447
JPMorgan Chase & Co.	85,611	9,155
PNC Financial Services Group (The), Inc.	20,268	2,924
Wells Fargo & Co.	125,301	7,602

		21,128

Biotechnology & Pharmaceuticals - 8.8%
AbbVie, Inc.	64,694	6,257
Allergan PLC	7,185	1,175
Johnson & Johnson	13,675	1,911
Merck & Co., Inc.	84,529	4,756
Pfizer, Inc.	189,097	6,849

		20,948

Chemicals - 2.9%
3M Co.	19,771	4,653
LyondellBasell Industries N.V., Class A	19,766	2,181

		6,834

Commercial Services - 0.6%
H&R Block, Inc.	58,001	1,521

Consumer Products - 6.4%
Altria Group, Inc.	88,551	6,323
General Mills, Inc.	27,986	1,659
Kimberly-Clark Corp.	20,155	2,432
Philip Morris International, Inc.	14,038	1,483
Procter & Gamble (The) Co.	36,391	3,344

		15,241

Electrical Equipment - 1.2%
Emerson Electric Co.	19,066	1,329
General Electric Co.	88,258	1,540

		2,869

Forest & Paper Products - 0.4%
Domtar Corp.	21,692	1,074

Gaming, Lodging & Restaurants - 3.4%
Las Vegas Sands Corp.	30,443	2,116
McDonald’s Corp.	35,470	6,105

		8,221

Hardware - 8.4%
Apple, Inc.(1)	71,729	12,139
Cisco Systems, Inc.	51,745	1,982
Corning, Inc.	19,489	623
HP, Inc.	142,387	2,992
Motorola Solutions, Inc.	12,662	1,144
Western Digital Corp.	12,942	1,029

		19,909

Health Care Facilities & Services - 2.0%
Aetna, Inc.	5,547	1,001
AmerisourceBergen Corp.	14,706	1,350
Anthem, Inc.	11,145	2,508

		4,859

Home & Office Products - 0.5%
Tupperware Brands Corp.	18,009	1,129

Insurance - 2.9%
Aflac, Inc.	42,352	3,718
Allstate (The) Corp.	29,888	3,129

		6,847

Machinery - 0.8%
Illinois Tool Works, Inc.	11,857	1,978

Media - 0.5%
Walt Disney (The) Co.	10,590	1,138

Medical Equipment & Devices - 1.1%
Baxter International, Inc.	41,162	2,661

Oil, Gas & Coal - 7.5%
Chevron Corp.	44,369	5,555
Exxon Mobil Corp. (New York Exchange)	46,957	3,927
Helmerich & Payne, Inc.	17,813	1,151
Occidental Petroleum Corp.	32,131	2,367
Valero Energy Corp.	42,660	3,921
Williams (The) Cos., Inc.	31,130	949

		17,870

Real Estate Investment Trusts - 4.3%
Apple Hospitality REIT, Inc.	29,749	584
Chimera Investment Corp.	31,072	574

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Real Estate Investment Trusts - 4.3% continued
Hospitality Properties Trust	103,160	$3,079
Host Hotels & Resorts, Inc.	49,592	985
National Retail Properties, Inc.	43,959	1,896
Outfront Media, Inc.	48,676	1,129
Park Hotels & Resorts, Inc.	41,538	1,194
Two Harbors Investment Corp.	42,975	699

		10,140

Retail - Consumer Staples - 2.0%
CVS Health Corp.	14,502	1,051
Wal-Mart Stores, Inc.	36,690	3,623

		4,674

Retail - Discretionary - 6.3%
Home Depot (The), Inc.	42,366	8,030
Kohl’s Corp.(1)	33,659	1,825
Macy’s, Inc.(1)	92,481	2,329
Nordstrom, Inc.(1)	61,330	2,906

		15,090

Semiconductors - 4.8%
Applied Materials, Inc.	13,720	701
KLA-Tencor Corp.	27,101	2,848
Texas Instruments, Inc.	57,156	5,969
Xilinx, Inc.	27,258	1,838

		11,356

Software - 1.6%
Activision Blizzard, Inc.	42,036	2,662
Intuit, Inc.	7,732	1,220

		3,882

Specialty Finance - 2.2%
American Express Co.	31,107	3,089
Mastercard, Inc., Class A	13,500	2,044

		5,133

Technology Services - 4.5%
Accenture PLC, Class A	35,400	5,420
International Business Machines Corp.	10,659	1,635
Paychex, Inc.	52,895	3,601

		10,656

Telecom - 3.3%
AT&T, Inc.	30,986	1,205
Verizon Communications, Inc.	127,335	6,740

		7,945

Utilities - 4.7%
Consolidated Edison, Inc.	18,420	1,565
DTE Energy Co.	13,689	1,498
Edison International	13,590	859
Entergy Corp.	32,470	2,643
FirstEnergy Corp.	33,051	1,012
Vectren Corp.	55,805	3,629

		11,206

Total Common Stocks (Cost $174,204)		235,059

INVESTMENT COMPANIES - 1.1%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(2) (3)	2,631,765	2,632

Total Investment Companies (Cost $2,632)		2,632

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
1.08%, 2/1/18(4) (5)	$210	$210

Total Short-Term Investments (Cost $210)		210

Total Investments - 99.9% (Cost $177,046)		237,901

Other Assets less Liabilities - 0.1%		153

NET ASSETS - 100.0%		$238,054

(1)	Security represents underlying investment on open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2017 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At December 31, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	20	$2,676	Long	03/18	$4

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

At December 31, 2017, the Fund had open written call options as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Apple, Inc.,
Exp. Date 02/16/18, Strike Price $190.00	(179)	$3,029	$(11)
Kohl’s Corp.,
Exp. Date 02/16/18, Strike Price $60.00	(84)	456	(9)
Macy’s, Inc.,
Exp. Date 02/16/18, Strike Price $30.00	(462)	1,164	(14)
Nordstrom, Inc.,
Exp. Date 02/16/18, Strike Price $52.50	(153)	725	(9)

Total Written Options Contracts			$(43)

(Premiums Received $60)

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.2%
Consumer Staples	8.5
Energy	7.6
Financials	15.2
Health Care	12.1
Industrials	10.7
Information Technology	20.3
Materials	1.4
Real Estate	3.8
Telecommunication Services	3.4
Utilities	4.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$235,059	$—	$—	$235,059
Investment Companies	2,632	—	—	2,632
Short-Term Investments	—	210	—	210

Total Investments	$237,691	$210	$—	$237,901

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$4	$—	$—	$4
Liabilities
Written Options	(43)	—	—	(43)

Total Other Financial Instruments	$(39)	$—	$—	$(39)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued	DECEMBER 31, 2017 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio*	$2,505	$20,669	$23,174	$9	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	6,010	3,378	2	2,632	2,632

Total	$2,505	$26,679	$26,552	$11	$2,632	2,632

*	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND	DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%(1)
Australia - 6.0%
AGL Energy Ltd.	24,641	$468
Aristocrat Leisure Ltd.	27,252	502
Australia & New Zealand Banking Group Ltd.	134,024	2,994
BHP Billiton Ltd.	25,554	588
Caltex Australia Ltd.	1,957	52
CIMIC Group Ltd.	26,558	1,065
CSL Ltd.	1,614	178
Flight Centre Travel Group Ltd.	37,582	1,296
Fortescue Metals Group Ltd.	407,451	1,548
Harvey Norman Holdings Ltd.	227,651	739
Macquarie Group Ltd.	37,918	2,940
Origin Energy Ltd.*	75,721	557
Sonic Healthcare Ltd.	26,439	471
South32 Ltd. (Athens Stock Exchange)	358,698	975
Stockland	48,476	169
Telstra Corp. Ltd.	111,897	317
Woodside Petroleum Ltd.	1,788	46

		14,905

Austria - 1.2%
ANDRITZ A.G.	8,157	461
Raiffeisen Bank International A.G.*	52,996	1,919
voestalpine A.G.	11,736	701

		3,081

Belgium - 0.9%
Proximus SADP	68,650	2,253

China - 0.7%
Yangzijiang Shipbuilding Holdings Ltd.	1,632,500	1,794

Denmark - 2.5%
Carlsberg A/S, Class B	10,739	1,286
Novo Nordisk A/S, Class B	11,485	617
Vestas Wind Systems A/S	27,115	1,859
William Demant Holding A/S*	83,791	2,333

		6,095

Finland - 0.9%
Neste OYJ	833	53
UPM-Kymmene OYJ	68,445	2,124

		2,177

France - 9.3%
Atos S.E.	7,695	1,120
BNP Paribas S.A.	50,055	3,733
Bouygues S.A.	23,844	1,238
Cie de Saint-Gobain	4,028	222
Cie Generale des Etablissements Michelin	16,349	2,342
CNP Assurances	104,546	2,412
Engie S.A.	33,053	568
Eutelsat Communications S.A.	66,599	1,538
Faurecia	2,126	166
Fonciere Des Regions	14,633	1,658
LVMH Moet Hennessy Louis Vuitton S.E.	4,443	1,305
Peugeot S.A.	4,382	89
Renault S.A.	4,963	499
Sanofi	45,725	3,937
TOTAL S.A.	44,126	2,435

		23,262

Germany - 8.5%
Allianz S.E. (Registered)	10,866	2,488
BASF S.E.	36,638	4,021
Bayer A.G. (Registered)	14,871	1,850
Bayerische Motoren Werke A.G.	18,011	1,871
Covestro A.G.(2)	9,189	945
Deutsche Lufthansa A.G. (Registered)	23,395	860
Deutsche Post A.G. (Registered)	9,521	452
E.ON S.E.	12,807	139
Fraport A.G. Frankfurt Airport Services Worldwide	25,044	2,755
HUGO BOSS A.G.	26,153	2,218
Innogy S.E.(2)	8,017	312
MTU Aero Engines A.G.	1,735	310
RWE A.G.*	20,141	411
Siemens A.G. (Registered)	4,616	641
United Internet A.G. (Registered)	15,677	1,078
Vonovia S.E.	15,990	792

		21,143

Hong Kong - 3.5%
BOC Hong Kong Holdings Ltd.	272,631	1,379
CK Asset Holdings Ltd.	261,178	2,283
CLP Holdings Ltd.	52,038	532
HK Electric Investments & HK Electric Investments Ltd.(2)	321,944	295
Hong Kong & China Gas Co. Ltd.	2,688	5
Link REIT	120,864	1,120
NWS Holdings Ltd.	236,936	427
Sun Hung Kai Properties Ltd.	43,603	726

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%(1) continued
Hong Kong - 3.5% continued
WH Group Ltd.(2)	1,665,877	$1,878
Wharf Holdings (The) Ltd.	15,519	54

		8,699

Ireland - 0.0%
AerCap Holdings N.V.*	1,103	58

Israel - 1.4%
Bank Leumi Le-Israel B.M.	172,176	1,037
Check Point Software Technologies Ltd.*	23,302	2,415

		3,452

Italy - 1.2%
Atlantia S.p.A.	19,751	623
Enel S.p.A.	174,043	1,070
Mediobanca S.p.A.	59,237	671
Recordati S.p.A.	11,440	508
Terna Rete Elettrica Nazionale S.p.A.	20,203	117

		2,989

Japan - 24.3%
Alfresa Holdings Corp.	112,100	2,631
Asahi Glass Co. Ltd.	10,700	463
Asahi Group Holdings Ltd.	39,200	1,944
Astellas Pharma, Inc.	87,900	1,116
Bandai Namco Holdings, Inc.	23,800	779
Bridgestone Corp.	45,800	2,130
Brother Industries Ltd.	75,600	1,866
Canon, Inc.	32,100	1,195
Central Japan Railway Co.	15,600	2,792
Chubu Electric Power Co., Inc.	9,300	116
Daito Trust Construction Co. Ltd.	11,600	2,363
Daiwa House Industry Co. Ltd.	11,800	453
East Japan Railway Co.	10,600	1,033
Hoya Corp.	25,900	1,294
ITOCHU Corp.	165,600	3,092
Japan Airlines Co. Ltd.	7,100	278
KDDI Corp.	58,775	1,463
Kirin Holdings Co. Ltd.	50,400	1,268
Kuraray Co. Ltd.	15,600	294
Kyocera Corp.	8,600	562
Marubeni Corp.	69,000	501
Medipal Holdings Corp.	600	12
MINEBEA MITSUMI, Inc.	12,000	252
Mitsubishi Chemical Holdings Corp.	183,600	2,016
Mitsubishi Corp.	49,700	1,374
Mitsubishi UFJ Financial Group, Inc.	221,763	1,627
Mixi, Inc.	22,200	997
Mizuho Financial Group, Inc.	1,127,900	2,049
Nippon Telegraph & Telephone Corp.	4,200	198
Nomura Real Estate Holdings, Inc.	7,900	177
NSK Ltd.	53,800	847
NTT DOCOMO, Inc.	20,100	475
ORIX Corp.	42,000	710
Osaka Gas Co. Ltd.	10,600	204
Resona Holdings, Inc.	152,300	910
Rohm Co. Ltd.	2,700	297
Shimamura Co. Ltd.	4,500	495
Subaru Corp.	59,900	1,897
Sumitomo Heavy Industries Ltd.	33,700	1,427
Sumitomo Mitsui Financial Group, Inc.	72,500	3,131
Sumitomo Rubber Industries Ltd.	28,300	526
Sundrug Co. Ltd.	3,200	149
Suzuki Motor Corp.	28,000	1,622
TDK Corp.	23,900	1,908
Tokyo Electric Power Co. Holdings, Inc.*	90,700	359
Tokyo Electron Ltd.	7,900	1,415
Tokyo Gas Co. Ltd.	14,100	322
Tosoh Corp.	69,200	1,569
Toyo Suisan Kaisha Ltd.	45,300	1,932
Toyota Motor Corp.	62,200	3,983

		60,513

Netherlands - 5.2%
Aegon N.V.	74,871	477
ArcelorMittal*	15,670	508
ING Groep N.V.	195,701	3,601
NN Group N.V.	59,732	2,583
Royal Dutch Shell PLC, Class B	170,558	5,752

		12,921

New Zealand - 0.4%
Spark New Zealand Ltd.	424,286	1,091

Norway - 0.5%
Norsk Hydro ASA	111,908	846
Orkla ASA	27,198	288

		1,134

Portugal - 0.3%
Jeronimo Martins SGPS S.A.	39,840	774

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%(1) continued
Singapore - 1.4%
DBS Group Holdings Ltd.	30,900	$572
United Overseas Bank Ltd.	145,900	2,878

		3,450

South Africa - 0.3%
Investec PLC	112,377	809

Spain - 3.8%
ACS Actividades de Construccion y Servicios S.A.	47,780	1,869
Amadeus IT Group S.A.	37,126	2,672
Banco Bilbao Vizcaya Argentaria S.A.	145,602	1,239
Endesa S.A.	16,576	355
Gas Natural SDG S.A.	4,979	115
Iberdrola S.A.	59,195	458
Repsol S.A.	150,760	2,665

		9,373

Sweden - 3.6%
Electrolux AB, Class B	16,147	519
ICA Gruppen AB	24,289	882
Investor AB, Class B	55,793	2,537
Sandvik AB	77,442	1,354
SKF AB, Class B	50,558	1,121
Swedish Match AB	66,088	2,601

		9,014

Switzerland - 6.9%
ABB Ltd. (Registered)	27,354	731
Adecco Group A.G. (Registered)	33,479	2,559
Cie Financiere Richemont S.A. (Registered)	7,737	701
Nestle S.A. (Registered)	47,923	4,118
Novartis A.G. (Registered)	15,391	1,301
Roche Holding A.G. (Genusschein)	21,104	5,338
Swisscom A.G. (Registered)	4,620	2,456

		17,204

United Kingdom - 15.9%
3i Group PLC	142,949	1,762
Anglo American PLC	109,438	2,287
Associated British Foods PLC	25,187	957
Barratt Developments PLC	70,956	620
Berkeley Group Holdings (The) PLC	20,938	1,186
BP PLC	72,964	515
British American Tobacco PLC	18,523	1,250
BT Group PLC	258,545	947
easyJet PLC	59,522	1,177
Fiat Chrysler Automobiles N.V.*	52,941	944
GlaxoSmithKline PLC	194,276	3,436
HSBC Holdings PLC	90,571	934
IMI PLC	35,230	631
Legal & General Group PLC	777,741	2,863
Lloyds Banking Group PLC	3,464,602	3,172
Meggitt PLC	166,486	1,078
National Grid PLC	67,978	798
Old Mutual PLC (London Exchange)	296,622	928
Persimmon PLC	69,245	2,557
Rio Tinto PLC	42,482	2,242
Royal Mail PLC	87,021	532
Severn Trent PLC	24	1
Smiths Group PLC	32,863	657
SSE PLC	29,015	517
Tesco PLC	1,052,167	2,971
Unilever N.V. - CVA	67,858	3,813
United Utilities Group PLC	969	11
Vodafone Group PLC	77,743	246
Wm Morrison Supermarkets PLC	218,165	647

		39,679

Total Common Stocks (Cost $216,983)		245,870

PREFERRED STOCKS - 0.2%(1)
Germany - 0.2%
Henkel A.G. & Co. KGaA,
1.48%(3)	2,808	371

Total Preferred Stocks (Cost $332)		371

INVESTMENT COMPANIES - 0.3%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(4) (5)	713,272	713

Total Investment Companies (Cost $713)		713

Total Investments - 99.2% (Cost $218,028)		246,954

Other Assets less Liabilities - 0.8%		2,038

Net Assets - 100.0%		$248,992

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2017 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Euro Stoxx 50 (Euro)	27	$1,132	Long	3/18	$(19)
FTSE 100 Index (British Pound)	4	412	Long	3/18	11
SPI 200 Index (Australian Dollar)	3	352	Long	3/18	1
Yen Denominated Nikkei 225 (Japanese Yen)	5	504	Long	3/18	— *

Total					$(7)

*	Amount rounds to less than one thousand.

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.4%
Consumer Staples	11.0
Energy	4.9
Financials	21.3
Health Care	10.2
Industrials	14.8
Information Technology	6.3
Materials	8.4
Real Estate	4.0
Telecommunication Services	3.8
Utilities	2.9

Total	100.0%

At December 31, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	31.4%
Japanese Yen	24.6
British Pound	16.8
Swiss Franc	7.0
Australian Dollar	6.1
All other currencies less than 5%	14.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in the portfolio on December 31, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Ireland	$58	$—	$—	$58
Israel	2,415	1,037	—	3,452
All Other Countries(1)	—	242,360	—	242,360

Total Common Stocks	2,473	243,397	—	245,870

Preferred Stocks(1)	—	371	—	371
Investment Companies	713	—	—	713

Total Investments	$3,186	$243,768	$—	$246,954

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$12	$—	$—	$12
Liabilities
Futures Contracts	(19)	—	—	(19)

Total Other Financial Instruments	$(7)	$—	$—	$(7)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Values (000S)	Reason
Common Stocks
Germany	$4,160	Valuations at official close price with foreign fair value adjustment

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio*	$526	$54,135	$54,661	$11	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	20,395	19,682	3	713	713

Total	$526	$74,530	$74,343	$14	$713	713

*	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND	DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%
Aerospace & Defense - 2.5%
Arconic, Inc.	59,910	$1,633
Boeing (The) Co.	12,104	3,570
General Dynamics Corp.	4,716	959

		6,162

Apparel & Textile Products - 1.5%
Michael Kors Holdings Ltd.*	33,784	2,127
Ralph Lauren Corp.	16,560	1,717

		3,844

Asset Management - 0.3%
Leucadia National Corp.	24,759	656

Banking - 6.4%
Bank of America Corp.	161,431	4,766
Citigroup, Inc.	50,765	3,777
Fifth Third Bancorp	62,223	1,888
JPMorgan Chase & Co.	22,389	2,394
Regions Financial Corp.	103,980	1,797
Wells Fargo & Co.	22,481	1,364

		15,986

Biotechnology & Pharmaceuticals - 7.2%
AbbVie, Inc.	3,067	297
Amgen, Inc.	16,297	2,834
Bioverativ, Inc.*	697	37
Celgene Corp.*	2,724	284
Eli Lilly & Co.	5,175	437
Gilead Sciences, Inc.	32,602	2,336
Johnson & Johnson	39,663	5,542
Merck & Co., Inc.	50,901	2,864
Pfizer, Inc.	92,793	3,361

		17,992

Chemicals - 2.9%
3M Co.	13,357	3,144
Eastman Chemical Co.	1,813	168
LyondellBasell Industries N.V., Class A	19,960	2,202
PPG Industries, Inc.	15,960	1,864

		7,378

Commercial Services - 1.2%
H&R Block, Inc.	48,455	1,271
Robert Half International, Inc.	32,182	1,787

		3,058

Consumer Products - 5.5%
Altria Group, Inc.	3,090	221
Campbell Soup Co.	27,225	1,310
Clorox (The) Co.	1,341	199
Coca-Cola (The) Co.	10,634	488
Hershey (The) Co.	14,293	1,622
Kimberly-Clark Corp.	14,936	1,802
PepsiCo, Inc.	27,232	3,266
Philip Morris International, Inc.	11,833	1,250
Procter & Gamble (The) Co.	39,995	3,675

		13,833

Containers & Packaging - 0.6%
Packaging Corp. of America	13,429	1,619

Distributors - Consumer Staples - 0.7%
Sysco Corp.	27,592	1,676

Electrical Equipment - 2.2%
Eaton Corp. PLC	13,756	1,087
Emerson Electric Co.	29,629	2,065
General Electric Co.	39,752	694
Ingersoll-Rand PLC	18,640	1,662

		5,508

Gaming, Lodging & Restaurants - 1.3%
Darden Restaurants, Inc.	17,502	1,681
McDonald’s Corp.	107	18
Royal Caribbean Cruises Ltd.	13,129	1,566

		3,265

Hardware - 6.4%
Apple, Inc.	53,659	9,081
Cisco Systems, Inc.	79,221	3,034
HP, Inc.	88,985	1,870
Motorola Solutions, Inc.	33	3
NetApp, Inc.	9,316	515
Seagate Technology PLC	35,624	1,490

		15,993

Health Care Facilities & Services - 3.2%
Anthem, Inc.	8,951	2,014
Cigna Corp.	10,939	2,221
Express Scripts Holding Co.*	25,238	1,884
Humana, Inc.	5,164	1,281
UnitedHealth Group, Inc.	3,316	731

		8,131

Home & Office Products - 1.4%
Masco Corp.	39,765	1,747
Snap-on, Inc.	9,435	1,645

		3,392

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Industrial Services - 0.8%
W.W. Grainger, Inc.	8,690	$2,053

Institutional Financial Services - 3.3%
Bank of New York Mellon (The) Corp.	26,856	1,446
Goldman Sachs Group (The), Inc.	10,029	2,555
Morgan Stanley	45,865	2,407
State Street Corp.	18,281	1,784

		8,192

Insurance - 3.9%
Aflac, Inc.	20,931	1,837
American International Group, Inc.	22,065	1,315
Berkshire Hathaway, Inc., Class B*	12,240	2,426
Lincoln National Corp.	22,438	1,725
Loews Corp.	8,986	449
Prudential Financial, Inc.	17,245	1,983

		9,735

Iron & Steel - 0.7%
Nucor Corp.	26,154	1,663

Leisure Products - 0.2%
Hasbro, Inc.	6,697	609

Media - 6.7%
Alphabet, Inc., Class A*	4,842	5,101
Cars.com, Inc.*	19,271	556
Comcast Corp., Class A	16,143	646
Facebook, Inc., Class A*	16,829	2,970
Interpublic Group of (The) Cos., Inc.	68,321	1,377
Omnicom Group, Inc.	19,781	1,441
Priceline Group (The), Inc.*	894	1,553
TEGNA, Inc.	49,888	702
VeriSign, Inc.*	12,396	1,419
Viacom, Inc., Class B	24,864	766
Walt Disney (The) Co.	2,244	241

		16,772

Medical Equipment & Devices - 2.6%
Baxter International, Inc.	29,039	1,877
Becton Dickinson and Co.	2,681	574
IDEXX Laboratories, Inc.*	9,670	1,512
Mettler-Toledo International, Inc.*	1,268	786
Varex Imaging Corp.*	235	9
Varian Medical Systems, Inc.*	14,760	1,641

		6,399

Oil, Gas & Coal - 6.1%
Chevron Corp.	32,746	4,100
ConocoPhillips	43,674	2,397
Exxon Mobil Corp. (New York Exchange)	62,677	5,242
Marathon Petroleum Corp.	14,801	977
Schlumberger Ltd.	1,504	101
Valero Energy Corp.	26,186	2,407

		15,224

Passenger Transportation - 0.9%
Southwest Airlines Co.	31,243	2,045
United Continental Holdings, Inc.*	1,307	88

		2,133

Real Estate - 0.5%
CBRE Group, Inc., Class A*	28,286	1,225

Real Estate Investment Trusts - 2.2%
Duke Realty Corp.	39,944	1,087
Equity Residential	20,285	1,293
Host Hotels & Resorts, Inc.	83,224	1,652
Welltower, Inc.	22,811	1,455

		5,487

Retail - Consumer Staples - 2.8%
CVS Health Corp.	23,108	1,675
Target Corp.	30,089	1,963
Wal-Mart Stores, Inc.	33,725	3,331

		6,969

Retail - Discretionary - 4.9%
Amazon.com, Inc.*	2,869	3,355
Best Buy Co., Inc.	26,656	1,825
Gap (The), Inc.	61,212	2,085
Home Depot (The), Inc.	4,008	760
Kohl’s Corp.	24,084	1,306
Lowe’s Cos., Inc.	26,624	2,474
Ross Stores, Inc.	6,291	505

		12,310

Semiconductors - 4.4%
Applied Materials, Inc.	42,596	2,177
Intel Corp.	13,095	604
KLA-Tencor Corp.	16,492	1,733
Lam Research Corp.	10,761	1,981
Microchip Technology, Inc.	18,588	1,634
Texas Instruments, Inc.	27,940	2,918

		11,047

EQUITY FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Software - 4.4%
CA, Inc.	44,844	$1,493
Citrix Systems, Inc.*	19,491	1,715
Microsoft Corp.	87,409	7,477
Oracle Corp.	6,137	290

		10,975

Specialty Finance - 2.7%
Capital One Financial Corp.	13,778	1,372
Navient Corp.	100,359	1,337
Total System Services, Inc.	24,121	1,908
Visa, Inc., Class A	5,566	634
Western Union (The) Co.	75,865	1,442

		6,693

Technology Services - 2.7%
Accenture PLC, Class A	17,783	2,722
Cognizant Technology Solutions Corp., Class A	16,784	1,192
International Business Machines Corp.	18,675	2,865

		6,779

Telecom - 1.9%
AT&T, Inc.	101,007	3,927
Verizon Communications, Inc.	17,769	941

		4,868

Transportation & Logistics - 0.1%
JB Hunt Transport Services, Inc.	3,022	347

Transportation Equipment - 0.8%
Cummins, Inc.	10,648	1,881

Utilities - 2.9%
AES Corp.	114,405	1,239
Ameren Corp.	26,844	1,584
CenterPoint Energy, Inc.	612	17
Edison International	20,322	1,285
Entergy Corp.	218	18
FirstEnergy Corp.	49,265	1,509
NRG Energy, Inc.	17,778	506
Public Service Enterprise Group, Inc.	21,326	1,098

		7,256

Total Common Stocks (Cost $200,491)		247,110

INVESTMENT COMPANIES - 0.6%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(1) (2)	1,425,693	1,426

Total Investment Companies (Cost $1,426)		1,426

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
1.08%, 2/1/18(3) (4)	$190	$190

Total Short-Term Investments (Cost $190)		190

Total Investments – 99.5% (Cost $202,107)		248,726

Other Assets less Liabilities - 0.5%		1,349

NET ASSETS - 100.0%		$250,075

(1)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2017 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-mini S&P 500	12	$1,606	Long	3/18	$25

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued	DECEMBER 31, 2017 (UNAUDITED)

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Consumer Discretionary	12.1%
Consumer Staples	8.3
Energy	6.2
Financials	15.1
Health Care	13.2
Industrials	10.7
Information Technology	23.8
Materials	3.0
Real Estate	2.7
Telecommunication Services	2.0
Utilities	2.9

Total Investments	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$247,110	$—	$—	$247,110
Investment Companies	1,426	—	—	1,426
Short-Term Investments	—	190	—	190

Total Investments	$248,536	$190	$—	$248,726

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$25	$—	$—	$25

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio*	$1,425	$13,179	$14,604	$4	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	3,077	1,651	2	1,426	1,426

Total	$1,425	$16,256	$16,255	$6	$1,426	1,426

*	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND	DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%
Aerospace & Defense - 0.7%
Harris Corp.	3,294	$466
United Technologies Corp.	1,794	229

		695

Apparel & Textile Products - 0.6%
Michael Kors Holdings Ltd.*	9,245	582

Banking - 11.9%
Bank of America Corp.	56,612	1,671
Citigroup, Inc.	39,145	2,913
Fifth Third Bancorp	25,851	784
JPMorgan Chase & Co.	25,454	2,722
PNC Financial Services Group (The), Inc.	7,885	1,138
US Bancorp	10,082	540
Wells Fargo & Co.	25,150	1,526

		11,294

Biotechnology & Pharmaceuticals - 9.4%
Allergan PLC	1,985	325
Amgen, Inc.	7,838	1,363
Biogen, Inc.*	1,170	373
Johnson & Johnson	16,398	2,291
Merck & Co., Inc.	32,397	1,823
Pfizer, Inc.	76,753	2,780

		8,955

Chemicals - 2.2%
Cabot Corp.	11,161	687
Huntsman Corp.	20,269	675
PPG Industries, Inc.	5,992	700

		2,062

Commercial Services - 0.8%
ManpowerGroup, Inc.	5,917	746

Construction Materials - 0.8%
MDU Resources Group, Inc.	26,830	721

Consumer Products - 5.4%
Archer-Daniels-Midland Co.	5,621	225
Edgewell Personal Care Co.*	5,761	342
Flowers Foods, Inc.	20,153	389
JM Smucker (The) Co.	5,645	702
Nu Skin Enterprises, Inc., Class A	6,309	431
Procter & Gamble (The) Co.	32,947	3,027

		5,116

Consumer Services - 0.2%
Graham Holdings Co., Class B	320	179

Design, Manufacturing & Distribution - 0.6%
Avnet, Inc.	14,161	561

Electrical Equipment - 2.9%
Eaton Corp. PLC	2,342	185
General Electric Co.	102,283	1,785
Ingersoll-Rand PLC	8,889	793

		2,763

Engineering & Construction Services - 0.8%
Jacobs Engineering Group, Inc.	11,114	733

Forest & Paper Products - 0.3%
Domtar Corp.	5,419	268

Hardware - 1.8%
Cisco Systems, Inc.	24,246	929
NetApp, Inc.	4,101	227
Western Digital Corp.	821	65
Xerox Corp.	15,326	447

		1,668

Health Care Facilities & Services - 2.9%
Anthem, Inc.	8,252	1,857
Express Scripts Holding Co.*	4,159	310
McKesson Corp.	1,414	220
Patterson Cos., Inc.	10,507	380

		2,767

Institutional Financial Services - 4.7%
Bank of New York Mellon (The) Corp.	18,638	1,004
Goldman Sachs Group (The), Inc.	8,320	2,120
Morgan Stanley	9,178	481
State Street Corp.	8,762	855

		4,460

Insurance - 6.9%
Aflac, Inc.	14,474	1,270
Assured Guaranty Ltd.	15,948	540
Athene Holding Ltd., Class A*	3,342	173
Axis Capital Holdings Ltd.	10,237	514
Berkshire Hathaway, Inc., Class B*	6,980	1,384
Everest Re Group Ltd.	3,281	726
Lincoln National Corp.	1,968	151
Loews Corp.	6,827	342
Unum Group	14,605	802
White Mountains Insurance Group Ltd.	794	676

		6,578

Iron & Steel - 0.9%
Nucor Corp.	805	51

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3% continued
Iron & Steel - 0.9% continued
Reliance Steel & Aluminum Co.	4,813	$413
Steel Dynamics, Inc.	9,041	390

		854

Machinery - 0.7%
Oshkosh Corp.	3,349	305
Regal Beloit Corp.	2,955	226
Terex Corp.	3,713	179

		710

Manufactured Goods - 0.8%
Valmont Industries, Inc.	4,412	732

Media - 1.1%
TEGNA, Inc.	8,665	122
Twenty-First Century Fox, Inc., Class A	26,613	919

		1,041

Medical Equipment & Devices - 1.4%
Baxter International, Inc.	16,677	1,079
Medtronic PLC	3,647	294

		1,373

Metals & Mining - 0.0%
Freeport-McMoRan, Inc.*	1,987	38

Oil, Gas & Coal - 12.0%
Chevron Corp.	21,719	2,719
CNX Resources Corp.*	32,819	480
ConocoPhillips	34,508	1,894
CONSOL Energy, Inc.*	4,102	162
Exxon Mobil Corp. (New York Exchange)	46,391	3,880
Oceaneering International, Inc.	5,329	113
Phillips 66	5,660	573
Valero Energy Corp.	16,489	1,515

		11,336

Passenger Transportation - 1.1%
Copa Holdings S.A., Class A	1,723	231
Delta Air Lines, Inc.	14,369	805

		1,036

Real Estate Investment Trusts - 5.5%
AvalonBay Communities, Inc.	539	96
Columbia Property Trust, Inc.	17,505	402
CoreCivic, Inc.	2,450	55
Host Hotels & Resorts, Inc.	38,854	771
Liberty Property Trust	16,297	701
Paramount Group, Inc.	28,260	448
Piedmont Office Realty Trust, Inc., Class A	33,567	658
Prologis, Inc.	19,638	1,267
Ventas, Inc.	13,209	793

		5,191

Retail - Consumer Staples - 5.6%
CVS Health Corp.	8,737	634
Dollar General Corp.	144	14
Dollar Tree, Inc.*	7,336	787
Target Corp.	15,146	988
Walgreens Boots Alliance, Inc.	4,852	352
Wal-Mart Stores, Inc.	25,944	2,562

		5,337

Retail - Discretionary - 2.5%
Bed Bath & Beyond, Inc.	8,984	198
Best Buy Co., Inc.	13,997	958
GameStop Corp., Class A	1,836	33
Gap (The), Inc.	3,763	128
Kohl’s Corp.	9,909	537
Macy’s, Inc.	10,486	264
Williams-Sonoma, Inc.	5,007	259

		2,377

Semiconductors - 3.6%
Applied Materials, Inc.	703	36
Intel Corp.	25,453	1,175
Lam Research Corp.	733	135
Maxim Integrated Products, Inc.	5,444	284
QUALCOMM, Inc.	27,319	1,749

		3,379

Software - 1.7%
ANSYS, Inc.*	4,491	663
Cerner Corp.*	6,775	456
Oracle Corp.	10,736	508

		1,627

Specialty Finance - 2.4%
Capital One Financial Corp.	3,419	340
Navient Corp.	41,952	559
Synchrony Financial	29,703	1,147
Total System Services, Inc.	2,400	190

		2,236

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3% continued
Technology Services - 1.6%
Cognizant Technology Solutions Corp., Class A	2,576	$183
Conduent, Inc.*	12,261	198
DST Systems, Inc.	10,021	622
Teradata Corp.*	13,596	523

		1,526

Telecom - 1.4%
AT&T, Inc.	32,333	1,257
United States Cellular Corp.*	1,302	49

		1,306

Transportation Equipment - 0.1%
Cummins, Inc.	651	115

Utilities - 4.0%
American Electric Power Co., Inc.	9,089	669
Edison International	11,833	748
Exelon Corp.	17,195	678
OGE Energy Corp.	19,733	649
PG&E Corp.	2,188	98
Vistra Energy Corp.*	37,830	693
Westar Energy, Inc.	5,213	275

		3,810

Total Common Stocks (Cost $83,746)		94,172

RIGHTS - 0.0%
Real Estate Investment Trusts - 0.0%
Property Development Centers LLC (Contingent Value Rights)*	24,083	1

Retail - Consumer Staples - 0.0%
Casa Ley (Contingent Value Rights)*	24,083	24

Total Rights (Cost $26)		25

INVESTMENT COMPANIES - 0.3%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(1) (2)	294,372	294

Total Investment Companies (Cost $294)		294

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
1.08%, 2/1/18(3) (4)	$150	$150

Total Short-Term Investments (Cost $150)		150

Total Investments - 99.8% (Cost $84,216)		94,641

Other Assets less Liabilities - 0.2%		196

NET ASSETS - 100.0%		$94,837

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2017 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-mini S&P 500	3	$401	Long	3/18	$4

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	6.4%
Consumer Staples	9.2
Energy	12.0
Financials	25.9
Health Care	14.4
Industrials	8.0
Information Technology	9.0
Materials	3.4
Real Estate	5.5
Telecommunication Services	1.4
Utilities	4.8

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued	DECEMBER 31, 2017 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$94,172	$—	$—	$94,172
Rights(1)	—	25	—	25
Investment Companies	294	—	—	294
Short-Term Investments	—	150	—	150

Total Investments	$94,466	$175	$—	$94,641

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$4	$—	$—	$4

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio*	$1,135	$6,034	$7,169	$3	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	1,600	1,306	1	294	294

Total	$1,135	$7,634	$8,475	$4	$294	294

*	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND	DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4%
Aerospace & Defense - 1.2%
AAR Corp.	8,621	$339
Aerojet Rocketdyne Holdings, Inc.*	12,902	403
Aerovironment, Inc.*	4,491	252
American Outdoor Brands Corp.*	7,581	97
Astronics Corp.*	6,924	287
Astronics Corp., Class B*	2,388	100
Axon Enterprise, Inc.*	13,603	361
Ducommun, Inc.*	2,931	83
Esterline Technologies Corp.*	7,540	563
KLX, Inc.*	13,484	920
Moog, Inc., Class A*	7,796	677
Sturm Ruger & Co., Inc.	4,639	259
Triumph Group, Inc.	7,662	208
Woodward, Inc.	15,726	1,204

		5,753

Apparel & Textile Products - 0.9%
Albany International Corp., Class A	7,151	439
Columbia Sportswear Co.	7,088	510
Crocs, Inc.*	18,917	239
Culp, Inc.	3,881	130
Deckers Outdoor Corp.*	4,454	357
Delta Apparel, Inc.*	8,300	168
Iconix Brand Group, Inc.*	544	1
Movado Group, Inc.	3,362	108
Oxford Industries, Inc.	2,899	218
Perry Ellis International, Inc.*	2,518	63
Steven Madden Ltd.*	13,820	645
Superior Uniform Group, Inc.	7,300	195
Unifi, Inc.*	6,538	235
Weyco Group, Inc.	3,302	98
Wolverine World Wide, Inc.	25,380	809

		4,215

Asset Management - 0.7%
Altisource Asset Management Corp.*	3,166	258
Artisan Partners Asset Management, Inc., Class A	8,478	335
Ashford, Inc.*	180	17
Associated Capital Group, Inc., Class A	6,057	207
B. Riley Financial, Inc.	953	17
Cohen & Steers, Inc.	5,684	269
Diamond Hill Investment Group, Inc.	999	207
Financial Engines, Inc.	11,547	350
GAMCO Investors, Inc., Class A	2,480	74
Kennedy-Wilson Holdings, Inc.	20,765	360
Pzena Investment Management, Inc., Class A	4,272	46
Safeguard Scientifics, Inc.*	2,953	33
Siebert Financial Corp.*	919	12
StoneCastle Financial Corp.	3,579	72
Virtus Investment Partners, Inc.	2,306	265
Waddell & Reed Financial, Inc., Class A	18,898	422
Westwood Holdings Group, Inc.	2,423	160
WisdomTree Investments, Inc.	10,676	134

		3,238

Automotive - 1.0%
American Axle & Manufacturing Holdings, Inc.*	22,060	376
Cooper Tire & Rubber Co.	11,237	397
Cooper-Standard Holdings, Inc.*	3,399	416
Dana, Inc.	35,718	1,143
Dorman Products, Inc.*	9,428	577
Gentherm, Inc.*	8,936	284
Horizon Global Corp.*	2,425	34
Miller Industries, Inc.	8,369	216
Modine Manufacturing Co.*	2,473	50
Standard Motor Products, Inc.	6,898	310
Strattec Security Corp.	111	5
Superior Industries International, Inc.	4,380	65
Tenneco, Inc.	14,161	829
Unique Fabricating, Inc.	300	2

		4,704

Banking - 11.2%
1st Source Corp.	5,468	270
Access National Corp.	9,277	258
American National Bankshares, Inc.	2,647	101
Ameris Bancorp	5,606	270
Ames National Corp.	2,506	70
Arrow Financial Corp.	7,816	265
Athens Bancshares Corp.	2,700	102
BancFirst Corp.	7,098	363
Banco Latinoamericano de Comercio Exterior S.A., Class E	8,134	219
Bancorp (The), Inc.*	800	8
BancorpSouth Bank	21,662	681
Bank Mutual Corp.	5,074	54
Bank of Hawaii Corp.	9,799	840
Bank of Marin Bancorp	3,881	264
Bank of South Carolina Corp.	110	2

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Banking - 11.2% continued
BankFinancial Corp.	1,631	$25
Bankwell Financial Group, Inc.	1,021	35
Banner Corp.	2,509	138
Bar Harbor Bankshares	4,244	115
BCB Bancorp, Inc.	508	7
Beneficial Bancorp, Inc.	18,515	305
Berkshire Bancorp, Inc.*	121	2
Berkshire Hills Bancorp, Inc.	9,113	334
Blue Hills Bancorp, Inc.	7,356	148
BofI Holding, Inc.*	14,111	422
Boston Private Financial Holdings, Inc.	15,601	241
Bridge Bancorp, Inc.	3,779	132
Brookline Bancorp, Inc.	21,158	332
Bryn Mawr Bank Corp.	4,950	219
C&F Financial Corp.	450	26
California First National Bancorp	1,539	23
Camden National Corp.	3,960	167
Capital City Bank Group, Inc.	4,018	92
Capitol Federal Financial, Inc.	31,536	423
Carolina Financial Corp.	174	6
Cathay General Bancorp	17,944	757
CenterState Bank Corp.	7,668	197
Central Pacific Financial Corp.	4,598	137
Century Bancorp, Inc., Class A	4,870	381
Chemical Financial Corp.	9,753	521
Citizens & Northern Corp.	752	18
City Holding Co.	4,896	330
Clifton Bancorp, Inc.	6,836	117
CoBiz Financial, Inc.	1,571	31
Columbia Banking System, Inc.	13,416	583
Commercial National Financial Corp.	121	3
Community Bank System, Inc.	13,886	746
Community Trust Bancorp, Inc.	5,760	271
ConnectOne Bancorp, Inc.	5,061	130
Customers Bancorp, Inc.*	9,399	244
CVB Financial Corp.	23,724	559
Dime Community Bancshares, Inc.	7,271	152
DNB Financial Corp.	4,481	151
Eagle Bancorp, Inc.*	6,814	395
Enterprise Bancorp, Inc.	635	22
Enterprise Financial Services Corp.	769	35
ESSA Bancorp, Inc.	9,672	152
Farmers Capital Bank Corp.	3,374	130
FCB Financial Holdings, Inc., Class A*	6,588	335
Fidelity Southern Corp.	1,625	35
Financial Institutions, Inc.	7,683	239
First Bancorp	7,836	277
First Bancorp, Inc.	2,996	82
First Busey Corp.	10,456	313
First Citizens BancShares, Inc., Class A	2,056	829
First Commonwealth Financial Corp.	19,919	285
First Community Bancshares, Inc.	4,615	133
First Connecticut Bancorp, Inc.	6,741	176
First Defiance Financial Corp.	6,815	354
First Financial Bancorp	13,953	368
First Financial Bankshares, Inc.	18,624	839
First Financial Corp.	2,586	117
First Financial Northwest, Inc.	699	11
First Horizon National Corp.	5,744	115
First Internet Bancorp	7,356	281
First Interstate BancSystem, Inc., Class A	6,791	272
First Merchants Corp.	8,686	365
First Mid-Illinois Bancshares, Inc.	37	1
First Midwest Bancorp, Inc.	17,403	418
First of Long Island (The) Corp.	11,649	332
Flagstar Bancorp, Inc.*	4,060	152
Flushing Financial Corp.	4,457	123
FNB Corp.	77,507	1,071
Fulton Financial Corp.	39,605	709
German American Bancorp, Inc.	510	18
Glacier Bancorp, Inc.	16,886	665
Great Southern Bancorp, Inc.	5,207	269
Great Western Bancorp, Inc.	7,073	281
Guaranty Bancorp	849	23
Hancock Holding Co.	17,434	863
Hanmi Financial Corp.	9,351	284
Hawthorn Bancshares, Inc.	1,072	22
Heartland Financial USA, Inc.	5,937	319
Heritage Financial Corp.	1,052	32
Hilltop Holdings, Inc.	16,874	427
Hingham Institution for Savings	65	13
Home BancShares, Inc.	25,572	595
Home Federal Bancorp, Inc.	2,715	77
HomeStreet, Inc.*	4,309	125
Hope Bancorp, Inc.	22,659	414
IBERIABANK Corp.	8,589	666
Independent Bank Corp.	7,684	537
Independent Bank Corp.	4,490	100

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Banking - 11.2% continued
Independent Bank Group, Inc.	3,881	$262
International Bancshares Corp.	9,127	362
Investors Bancorp, Inc.	90,857	1,261
Kearny Financial Corp.	20,927	302
Kentucky First Federal Bancorp	724	6
Lake Shore Bancorp, Inc.	300	5
Lakeland Bancorp, Inc.	7,652	147
Lakeland Financial Corp.	4,905	238
Landmark Bancorp, Inc.	5,528	160
LegacyTexas Financial Group, Inc.	17,083	721
MainSource Financial Group, Inc.	1,183	43
MB Financial, Inc.	16,885	752
Mercantile Bank Corp.	5,314	188
Meridian Bancorp, Inc.	14,892	307
MidSouth Bancorp, Inc.	762	10
MidWestOne Financial Group, Inc.	464	16
MSB Financial Corp.	2,350	42
MutualFirst Financial, Inc.	378	15
NASB Financial, Inc.	4,247	160
National Bank Holdings Corp., Class A	7,960	258
National Bankshares, Inc.	1,751	80
National Commerce Corp.*	4,595	185
NBT Bancorp, Inc.	9,321	343
Northeast Community Bancorp, Inc.	897	9
Northfield Bancorp, Inc.	14,912	255
Northrim BanCorp, Inc.	3,009	102
Northwest Bancshares, Inc.	16,271	272
Norwood Financial Corp.	2,973	98
OceanFirst Financial Corp.	5,668	149
OFG Bancorp	7,028	66
Ohio Valley Banc Corp.	719	29
Old National Bancorp	37,091	647
Old Second Bancorp, Inc.	10,590	145
Opus Bank*	2,146	59
Oritani Financial Corp.	15,377	252
Pacific Premier Bancorp, Inc.*	4,493	180
Park National Corp.	2,120	220
Peapack Gladstone Financial Corp.	4,293	150
Peoples Bancorp, Inc.	800	26
Peoples Financial Corp.	236	3
Peoples Financial Services Corp.	408	19
Pinnacle Financial Partners, Inc.	11,147	739
Popular, Inc.	21,655	769
Preferred Bank	2,554	150
Premier Financial Bancorp, Inc.	1,935	39
Prosperity Bancshares, Inc.	15,654	1,097
Provident Financial Services, Inc.	14,624	394
Prudential Bancorp, Inc.	1,021	18
QCR Holdings, Inc.	7,129	305
Renasant Corp.	8,980	367
Republic Bancorp, Inc., Class A	1,712	65
Republic First Bancorp, Inc.*	24,001	203
S&T Bancorp, Inc.	8,868	353
Sandy Spring Bancorp, Inc.	7,685	300
Seacoast Banking Corp. of Florida*	858	22
ServisFirst Bancshares, Inc.	10,112	420
Severn Bancorp, Inc.*	1,292	9
Shore Bancshares, Inc.	691	12
SI Financial Group, Inc.	797	12
Sierra Bancorp	800	21
Simmons First National Corp., Class A	7,072	404
South State Corp.	6,183	539
Southern National Bancorp of Virginia, Inc.	669	11
Southside Bancshares, Inc.	7,379	249
State Bank Financial Corp.	12,768	381
Sterling Bancorp	38,846	956
Stock Yards Bancorp, Inc.	8,397	317
Sun Bancorp, Inc.	295	7
TCF Financial Corp.	36,756	753
Texas Capital Bancshares, Inc.*	5,840	519
Tompkins Financial Corp.	4,170	339
Towne Bank	10,454	321
TriCo Bancshares	2,958	112
TrustCo Bank Corp. NY	8,948	82
Trustmark Corp.	15,049	479
UMB Financial Corp.	10,650	766
Umpqua Holdings Corp.	49,449	1,029
Union Bankshares Corp.	9,550	345
United Bancorp, Inc.	498	7
United Bankshares, Inc.	22,053	766
United Community Banks, Inc.	11,967	337
United Financial Bancorp, Inc.	6,156	109
Univest Corp. of Pennsylvania	2,873	81
Valley National Bancorp	49,393	554
Washington Federal, Inc.	21,248	728
Washington Trust Bancorp, Inc.	3,338	178
Waterstone Financial, Inc.	3,634	62

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Banking - 11.2% continued
Webster Financial Corp.	20,337	$1,142
WesBanco, Inc.	8,801	358
West Bancorporation, Inc.	2,808	71
Westamerica Bancorporation	5,733	341
Western New England Bancorp, Inc.	3,892	42
Wintrust Financial Corp.	6,110	503
WSFS Financial Corp.	10,740	514

		54,224

Biotechnology & Pharmaceuticals - 6.3%
ACADIA Pharmaceuticals, Inc.*	1,421	43
Aceto Corp.	15,563	161
Achillion Pharmaceuticals, Inc.*	1,500	4
Aclaris Therapeutics, Inc.*	5,518	136
Acorda Therapeutics, Inc.*	17,169	368
Adamas Pharmaceuticals, Inc.*	7,049	239
Adamis Pharmaceuticals Corp.*	7,660	34
Adverum Biotechnologies, Inc.*	262	1
Aerie Pharmaceuticals, Inc.*	9,501	568
Agenus, Inc.*	12,880	42
Agios Pharmaceuticals, Inc.*	8,743	500
Akorn, Inc.*	17,480	563
Aldeyra Therapeutics, Inc.*	480	3
AMAG Pharmaceuticals, Inc.*	18,549	246
Amicus Therapeutics, Inc.*	2,383	34
Amphastar Pharmaceuticals, Inc.*	12,870	248
ANI Pharmaceuticals, Inc.*	2,960	191
Anika Therapeutics, Inc.*	5,769	311
Aptevo Therapeutics, Inc.*	4,108	17
Aquinox Pharmaceuticals, Inc.*	16,447	193
Aralez Pharmaceuticals, Inc.* (1)	222	—
Aratana Therapeutics, Inc.*	395	2
Ardelyx, Inc.*	162	1
Arena Pharmaceuticals, Inc.*	457	16
Array BioPharma, Inc.*	16,441	210
Assembly Biosciences, Inc.*	7,049	319
Asterias Biotherapeutics, Inc.*	258	1
Atara Biotherapeutics, Inc.*	5,458	99
Avexis, Inc.*	2,656	294
Bellicum Pharmaceuticals, Inc.*	8,541	72
BioCryst Pharmaceuticals, Inc.*	5,685	28
BioDelivery Sciences International, Inc.*	2,711	8
BioSpecifics Technologies Corp.*	4,342	188
Bluebird Bio, Inc.*	9,300	1,656
Blueprint Medicines Corp.*	3,371	254
Cambrex Corp.*	17,769	853
Cara Therapeutics, Inc.*	4,906	60
Celldex Therapeutics, Inc.*	6,381	18
Cellular Biomedicine Group, Inc.*	418	5
Chiasma, Inc.* (1)	281	—
Clovis Oncology, Inc.*	13,296	904
Coherus Biosciences, Inc.*	89	1
Collegium Pharmaceutical, Inc.*	8,437	156
Concert Pharmaceuticals, Inc.*	14,711	381
Corcept Therapeutics, Inc.*	12,675	229
Corium International, Inc.*	2,900	28
Curis, Inc.* (1)	68	—
Cytokinetics, Inc.*	18,898	154
Depomed, Inc.*	10,430	84
Dermira, Inc.*	6,341	176
Dicerna Pharmaceuticals, Inc.*	395	4
Eagle Pharmaceuticals, Inc.*	3,853	206
Eiger BioPharmaceuticals, Inc.*	378	5
Emergent BioSolutions, Inc.*	10,017	465
Enanta Pharmaceuticals, Inc.*	7,254	426
Endo International PLC*	46,900	363
Epizyme, Inc.*	6,033	76
Esperion Therapeutics, Inc.*	9,705	639
FibroGen, Inc.*	6,545	310
Five Prime Therapeutics, Inc.*	6,340	139
Flexion Therapeutics, Inc.*	15,020	376
Geron Corp.*	1,382	2
Global Blood Therapeutics, Inc.*	5,927	233
Heron Therapeutics, Inc.*	1,237	22
Heska Corp.*	5,151	413
Horizon Pharma PLC*	37,500	547
Immune Design Corp.*	427	2
ImmunoGen, Inc.*	1,007	6
Immunomedics, Inc.*	17,358	281
Impax Laboratories, Inc.*	19,304	321
Innoviva, Inc.*	20,023	284
Inovio Pharmaceuticals, Inc.*	9,241	38
Insmed, Inc.*	18,394	574
Intersect ENT, Inc.*	12,024	390
Intra-Cellular Therapies, Inc.*	619	9
Iovance Biotherapeutics, Inc.*	2,964	24
Juniper Pharmaceuticals, Inc.*	814	4
Juno Therapeutics, Inc.*	12,559	574

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Biotechnology & Pharmaceuticals - 6.3% continued
KalVista Pharmaceuticals, Inc.*	391	$4
KemPharm, Inc.*	287	1
Keryx Biopharmaceuticals, Inc.*	122	1
Kura Oncology, Inc.*	8,300	127
La Jolla Pharmaceutical Co.*	11,849	381
Lannett Co., Inc.*	9,711	225
Lexicon Pharmaceuticals, Inc.*	14,884	147
Ligand Pharmaceuticals, Inc.*	9,597	1,314
Lipocine, Inc.* (1)	100	—
Loxo Oncology, Inc.*	7,356	619
MacroGenics, Inc.*	14,160	269
Medicines (The) Co.*	10,732	293
MediciNova, Inc.*	199	1
Minerva Neurosciences, Inc.*	10,322	62
Mirati Therapeutics, Inc.*	262	5
Momenta Pharmaceuticals, Inc.*	11,429	159
Natural Alternatives International, Inc.*	729	8
Nature’s Sunshine Products, Inc.	6,744	78
Nektar Therapeutics*	31,031	1,853
Neurocrine Biosciences, Inc.*	16,371	1,270
NewLink Genetics Corp.*	10,793	88
Novelion Therapeutics, Inc.*	955	3
Ocular Therapeutix, Inc.*	395	2
Omeros Corp.*	15,890	309
Osiris Therapeutics, Inc.*	688	4
Pacira Pharmaceuticals, Inc.*	4,239	194
Paratek Pharmaceuticals, Inc.*	12,263	220
PDL BioPharma, Inc.*	1,642	4
Phibro Animal Health Corp., Class A	9,705	325
Portola Pharmaceuticals, Inc.*	10,300	501
Prestige Brands Holdings, Inc.*	12,512	556
Progenics Pharmaceuticals, Inc.*	2,200	13
ProQR Therapeutics N.V.* (1)	154	—
Prothena Corp. PLC*	4,080	153
PTC Therapeutics, Inc.*	10,763	180
Recro Pharma, Inc.*	13,948	129
Retrophin, Inc.*	7,340	155
Revance Therapeutics, Inc.*	11,545	413
Sangamo Therapeutics, Inc.*	20,892	343
Sarepta Therapeutics, Inc.*	3,497	195
Sonoma Pharmaceuticals, Inc.*	316	2
Spark Therapeutics, Inc.*	2,250	116
Spectrum Pharmaceuticals, Inc.*	2,568	49
Stemline Therapeutics, Inc.*	8,677	135
Sucampo Pharmaceuticals, Inc., Class A*	10,958	197
Supernus Pharmaceuticals, Inc.*	8,408	335
TG Therapeutics, Inc.*	1,009	8
TherapeuticsMD, Inc.*	7,774	47
Theravance Biopharma, Inc.*	5,831	163
USANA Health Sciences, Inc.*	6,518	483
Vanda Pharmaceuticals, Inc.*	17,365	264
Vital Therapies, Inc.*	560	3
Voyager Therapeutics, Inc.*	5,129	85
WaVe Life Sciences Ltd.*	5,416	190
Xencor, Inc.*	8,899	195
ZIOPHARM Oncology, Inc.*	962	4
Zogenix, Inc.*	18,403	737
Zynerba Pharmaceuticals, Inc.*	3,703	46

		30,495

Chemicals - 2.2%
A. Schulman, Inc.	9,541	356
American Vanguard Corp.	3,961	78
Balchem Corp.	7,836	632
Calgon Carbon Corp.	16,012	341
CSW Industrials, Inc.*	3,268	150
Ferro Corp.*	15,332	362
FutureFuel Corp.	13,279	187
GCP Applied Technologies, Inc.*	15,300	488
H.B. Fuller Co.	12,919	696
Hawkins, Inc.	5,510	194
Ingevity Corp.*	9,100	641
Innophos Holdings, Inc.	6,137	287
Innospec, Inc.	5,865	414
KMG Chemicals, Inc.	4,922	325
Koppers Holdings, Inc.*	11,107	565
Kraton Corp.*	8,363	403
Kronos Worldwide, Inc.	700	18
Landec Corp.*	2,960	37
LSB Industries, Inc.* (1)	19	—
Lydall, Inc.*	2,858	145
Materion Corp.	8,203	399
Minerals Technologies, Inc.	7,337	505
Oil-Dri Corp. of America	3,164	131
OMNOVA Solutions, Inc.*	1,708	17
Platform Specialty Products Corp.*	33,814	336
PolyOne Corp.	5,714	249
Quaker Chemical Corp.	4,240	639

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Chemicals - 2.2% continued
Sensient Technologies Corp.	12,038	$881
Stepan Co.	4,131	326
Synalloy Corp.	100	1
Trinseo S.A.	2,248	163
WD-40 Co.	5,833	688

		10,654

Commercial Services - 2.9%
ABM Industries, Inc.	14,220	536
AMN Healthcare Services, Inc.*	11,075	545
ARC Document Solutions, Inc.*	259	1
Ascent Capital Group, Inc., Class A*	127	1
Barrett Business Services, Inc.	3,810	246
Brady Corp., Class A	12,203	463
Brink’s (The) Co.	13,528	1,065
CBIZ, Inc.*	19,226	297
Cimpress N.V.*	7,647	917
Collectors Universe, Inc.	9,669	277
Computer Task Group, Inc.*	1,225	6
CorVel Corp.*	6,973	369
CRA International, Inc.	9,321	419
Cross Country Healthcare, Inc.*	14,039	179
Deluxe Corp.	12,807	984
Ennis, Inc.	4,837	100
Franklin Covey Co.*	957	20
FTI Consulting, Inc.*	10,680	459
GP Strategies Corp.*	8,360	194
Hackett Group (The), Inc.	10,152	159
Healthcare Services Group, Inc.	18,158	957
HMS Holdings Corp.*	19,845	336
Huron Consulting Group, Inc.*	4,947	200
Information Services Group, Inc.*	10,169	42
Innodata, Inc.* (1)	100	—
Intersections, Inc.* (1)	38	—
Kelly Services, Inc., Class A	5,012	137
Kforce, Inc.	11,952	302
Korn/Ferry International	12,921	535
National Research Corp., Class A	6,991	261
Navigant Consulting, Inc.*	13,797	268
On Assignment, Inc.*	13,193	848
Quad/Graphics, Inc.	4,906	111
R.R. Donnelley & Sons Co.(1)	1	—
Resources Connection, Inc.	7,970	123
RPX Corp.	10,622	143
Sotheby’s*	13,659	705
SP Plus Corp.*	4,577	170
TriNet Group, Inc.*	4,598	204
TrueBlue, Inc.*	10,061	277
UniFirst Corp.	3,874	639
Vectrus, Inc.*	7,356	227
Viad Corp.	4,611	255
Where Food Comes From, Inc.*	1,100	3

		13,980

Construction Materials - 1.1%
Advanced Drainage Systems, Inc.	8,581	205
Apogee Enterprises, Inc.	7,070	323
Boise Cascade Co.	10,214	408
Continental Building Products, Inc.*	4,904	138
Deltic Timber Corp.	3,719	340
Louisiana-Pacific Corp.*	36,507	959
Patrick Industries, Inc.*	7,356	511
Ply Gem Holdings, Inc.*	7,458	138
Summit Materials, Inc., Class A*	16,345	514
Tecnoglass, Inc.	124	1
Trex Co., Inc.*	7,070	766
United States Lime & Minerals, Inc.	3,975	306
Universal Forest Products, Inc.	14,904	561
US Concrete, Inc.*	3,268	273

		5,443

Consumer Products - 2.4%
Adecoagro S.A.*	23,685	245
Alico, Inc.	1,146	34
B&G Foods, Inc.	12,312	433
Bob Evans Farms, Inc.	4,486	354
Boston Beer (The) Co., Inc., Class A*	1,799	344
Bridgford Foods Corp.*	366	5
Cal-Maine Foods, Inc.*	5,839	259
Central Garden & Pet Co.*	200	8
Central Garden & Pet Co., Class A*	4,002	151
Clearwater Paper Corp.*	3,253	148
Coca-Cola Bottling Co. Consolidated	1,581	340
Craft Brew Alliance, Inc.*	7,161	137
Darling Ingredients, Inc.*	26,613	482
Dean Foods Co.	15,345	177
Farmer Brothers Co.*	6,653	214
Fresh Del Monte Produce, Inc.	6,537	312
Helen of Troy Ltd.*	6,974	672
HRG Group, Inc.	12,502	212

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Consumer Products - 2.4% continued
Inter Parfums, Inc.	4,919	$214
J&J Snack Foods Corp.	4,096	622
John B. Sanfilippo & Son, Inc.	2,350	149
Lancaster Colony Corp.	3,915	506
Lifeway Foods, Inc.*	277	2
National Beverage Corp.	15,369	1,497
Nomad Foods Ltd.*	37,100	627
Nu Skin Enterprises, Inc., Class A	10,400	710
Orchids Paper Products Co.	454	6
Revlon, Inc., Class A*	496	11
Sanderson Farms, Inc.	5,803	805
Seaboard Corp.	71	313
Seneca Foods Corp., Class A*	302	9
Snyder’s-Lance, Inc.	13,625	682
Tejon Ranch Co.*	2,898	60
Tootsie Roll Industries, Inc.	11,878	432
United-Guardian, Inc.	502	9
Universal Corp.	3,632	191
Vector Group Ltd.	18,443	413

		11,785

Consumer Services - 0.9%
Aaron’s, Inc.	16,029	639
Adtalem Global Education, Inc.*	15,707	660
American Public Education, Inc.*	5,425	136
Bridgepoint Education, Inc.*	399	3
Capella Education Co.	3,173	246
Grand Canyon Education, Inc.*	11,513	1,031
K12, Inc.*	8,653	138
Matthews International Corp., Class A	8,401	443
Medifast, Inc.	496	35
Nutrisystem, Inc.	9,501	500
Regis Corp.*	9,131	140
Rent-A-Center, Inc.	551	6
Strayer Education, Inc.	3,880	347

		4,324

Containers & Packaging - 0.3%
Greif, Inc., Class A	7,766	470
KapStone Paper and Packaging Corp.	21,884	497
Multi-Color Corp.	3,143	235
Myers Industries, Inc.	3,537	69
Tredegar Corp.	12,905	248
UFP Technologies, Inc.*	5,008	139

		1,658

Design, Manufacturing & Distribution - 0.7%
Benchmark Electronics, Inc.*	11,548	336
CTS Corp.	6,954	179
Fabrinet*	8,274	237
Plexus Corp.*	7,718	469
Sanmina Corp.*	18,346	605
SYNNEX Corp.	6,727	915
Tech Data Corp.*	8,571	840
Transcat, Inc.*	83	1

		3,582

Distributors - Consumer Staples - 0.4%
Andersons (The), Inc.	4,334	135
Calavo Growers, Inc.	3,785	319
Core-Mark Holding Co., Inc.	11,259	356
Performance Food Group Co.*	14,200	470
United Natural Foods, Inc.*	9,819	484

		1,764

Distributors - Discretionary - 0.4%
ePlus, Inc.*	7,912	595
Essendant, Inc.	600	5
G-III Apparel Group Ltd.*	8,274	305
Insight Enterprises, Inc.*	11,102	425
PC Connection, Inc.	8,362	219
PCM, Inc.*	977	10
ScanSource, Inc.*	7,677	275
Veritiv Corp.*	2,858	83
Wayside Technology Group, Inc.	6,040	101

		2,018

Electrical Equipment - 1.8%
AAON, Inc.	22,784	836
Argan, Inc.	4,129	186
Badger Meter, Inc.	9,726	465
Bel Fuse, Inc., Class B	10,425	262
Belden, Inc.	9,688	748
Chase Corp.	465	56
CompX International, Inc.(1)	1	—
CyberOptics Corp.*	2,246	34
ESCO Technologies, Inc.	6,701	404
Espey Manufacturing & Electronics Corp.	6,982	167
FARO Technologies, Inc.*	4,634	218
Generac Holdings, Inc.*	17,579	871
General Cable Corp.	8,785	260
Houston Wire & Cable Co.*	139	1

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Electrical Equipment - 1.8% continued
Itron, Inc.*	10,553	$720
Kimball Electronics, Inc.*	2,602	47
Littelfuse, Inc.	5,205	1,030
LSI Industries, Inc.	447	3
Mesa Laboratories, Inc.	1,717	213
NL Industries, Inc.*	1,244	18
Novanta, Inc.*	12,869	643
OSI Systems,Inc.*	6,660	429
Powell Industries, Inc.	5,584	160
Preformed Line Products Co.	2,003	142
Stoneridge, Inc.*	987	23
Watts Water Technologies, Inc., Class A	7,195	546

		8,482

Engineering & Construction Services - 1.6%
Comfort Systems USA, Inc.	6,976	305
Dycom Industries, Inc.*	8,671	966
EMCOR Group, Inc.	15,963	1,305
ENGlobal Corp.*	150,500	132
Exponent, Inc.	14,147	1,006
Granite Construction, Inc.	10,084	640
Great Lakes Dredge & Dock Corp.*	3,940	21
IES Holdings, Inc.*	1,354	23
Installed Building Products, Inc.*	6,435	489
Kratos Defense & Security Solutions, Inc.*	382	4
MasTec, Inc.*	16,828	824
Mistras Group, Inc.*	5,212	122
MYR Group, Inc.*	6,905	247
NV5 Global, Inc.*	3,983	216
Primoris Services Corp.	7,254	197
Team, Inc.*	483	7
TopBuild Corp.*	9,501	720
Tutor Perini Corp.*	9,501	241
VSE Corp.	6,036	292
Willbros Group, Inc.*	4,999	7

		7,764

Forest & Paper Products - 0.4%
Domtar Corp.	11,978	593
Mercer International, Inc.	9,399	134
Neenah Paper, Inc.	6,392	580
P.H. Glatfelter Co.	9,176	197
Resolute Forest Products, Inc.*	21,538	238
Schweitzer-Mauduit International, Inc.	9,357	424

		2,166

Gaming, Lodging & Restaurants - 2.9%
Belmond Ltd., Class A*	24,042	294
Biglari Holdings, Inc.*	517	214
BJ’s Restaurants, Inc.	5,361	195
Bloomin’ Brands, Inc.	28,808	615
Bojangles’, Inc.*	9,705	115
Boyd Gaming Corp.	19,723	691
Buffalo Wild Wings, Inc.*	4,649	727
Carrols Restaurant Group, Inc.*	10,357	126
Cheesecake Factory (The), Inc.	12,131	584
Choice Hotels International, Inc.	2,835	220
Churchill Downs, Inc.	3,222	750
Chuy’s Holdings, Inc.*	5,518	155
Cracker Barrel Old Country Store, Inc.	4,659	740
Dave & Buster’s Entertainment, Inc.*	6,029	333
Denny’s Corp.*	22,660	300
DineEquity, Inc.	2,241	114
El Pollo Loco Holdings, Inc.* (1)	15	—
Eldorado Resorts, Inc.*	8,043	267
Famous Dave’s of America, Inc.*	144	1
Fiesta Restaurant Group, Inc.*	5,829	111
Flanigan’s Enterprises, Inc.	3,154	72
Golden Entertainment, Inc.*	1,531	50
ILG, Inc.	6,806	194
Jack in the Box, Inc.	13,762	1,350
Kona Grill, Inc.*	4,670	8
La Quinta Holdings, Inc.*	23,090	426
Luby’s, Inc.*	580	2
Marriott Vacations Worldwide Corp.	5,764	779
Monarch Casino & Resort, Inc.*	921	41
Nathan’s Famous, Inc.	1,532	116
Papa John’s International, Inc.	13,018	730
Penn National Gaming, Inc.*	10,622	333
Pinnacle Entertainment, Inc.*	12,264	401
Red Lion Hotels Corp.*	1,115	11
Red Robin Gourmet Burgers, Inc.*	6,029	340
Ruth’s Hospitality Group, Inc.	9,338	202
Scientific Games Corp., Class A*	8,578	440
Shake Shack, Inc., Class A*	146	6
Sonic Corp.	11,793	324

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Gaming, Lodging & Restaurants - 2.9% continued
Texas Roadhouse, Inc.	17,230	$908
Wendy’s (The) Co.	35,314	580

		13,865

Hardware - 2.0%
3D Systems Corp.*	2,138	19
ADTRAN, Inc.	9,409	182
AVX Corp.	10,724	186
CalAmp Corp.*	8,478	182
Ciena Corp.*	28,812	603
Clearfield, Inc.*	4,595	56
Communications Systems, Inc.(1)	134	1
Comtech Telecommunications Corp.	3,341	74
Cray, Inc.*	4,002	97
Daktronics, Inc.	10,226	93
Diebold Nixdorf, Inc.	10,599	173
Digimarc Corp.*	3,825	138
Electronics For Imaging, Inc.*	9,644	285
Extreme Networks, Inc.*	5,437	68
Finisar Corp.*	24,289	494
GoPro, Inc., Class A*	20,865	158
Harmonic, Inc.*	551	2
Immersion Corp.*	7,977	56
Infinera Corp.*	19,961	126
InterDigital, Inc.	8,461	644
Knowles Corp.*	20,330	298
Kopin Corp.*	6,955	22
KVH Industries, Inc.*	6,122	63
Lumentum Holdings, Inc.*	10,930	535
Maxar Technologies Ltd.	5,439	350
Mercury Systems, Inc.*	8,683	446
Methode Electronics, Inc.	7,340	294
NETGEAR, Inc.*	7,525	442
NetScout Systems, Inc.*	21,529	656
PAR Technology Corp.*	3,628	34
PC-Tel, Inc.*	1,266	9
Plantronics, Inc.	7,044	355
RELM Wireless Corp.	1,835	7
Sierra Wireless, Inc.*	301	6
Stratasys Ltd.*	5,555	111
Super Micro Computer, Inc.*	8,944	187
TransAct Technologies, Inc.	376	5
TTM Technologies, Inc.*	2,051	32
Ubiquiti Networks, Inc.*	4,975	353
Universal Electronics, Inc.*	3,954	187
UTStarcom Holdings Corp.* (1)	1	—
VeriFone Systems, Inc.*	307	6
ViaSat, Inc.*	10,022	750
Viavi Solutions, Inc.*	54,554	477
Vishay Precision Group, Inc.*	7,025	177
Vocera Communications, Inc.*	15,122	457
VOXX International Corp.*	1,469	8

		9,904

Health Care Facilities & Services - 2.8%
Addus HomeCare Corp.*	6,032	210
Almost Family, Inc.*	4,628	256
Amedisys, Inc.*	9,739	513
American Renal Associates Holdings, Inc.*	9,800	171
BioScrip, Inc.*	399	1
Brookdale Senior Living, Inc.*	38,800	376
Capital Senior Living Corp.*	3,822	52
Charles River Laboratories International, Inc.*	8,990	984
Chemed Corp.	6,698	1,628
Civitas Solutions, Inc.*	19,499	333
Digirad Corp.	1,868	5
Diplomat Pharmacy, Inc.*	9,700	195
Ensign Group (The), Inc.	13,172	292
Hanger, Inc.*	1,181	19
HealthEquity, Inc.*	8,529	398
HealthSouth Corp.	21,602	1,067
INC Research Holdings, Inc., Class A*	9,575	418
Independence Holding Co.	925	25
LHC Group, Inc.*	3,055	187
LifePoint Health, Inc.*	5,776	288
Magellan Health, Inc.*	6,708	648
MedCath Corp.* (2)	7,953	—
Molina Healthcare, Inc.*	9,235	708
National HealthCare Corp.	3,238	197
NeoGenomics, Inc.*	22,988	204
Owens & Minor, Inc.	14,792	279
PRA Health Sciences, Inc.*	10,106	920
Premier, Inc., Class A*	10,800	315
Providence Service (The) Corp.*	5,021	298
Psychemedics Corp.	8,000	165
Select Medical Holdings Corp.*	24,717	436
Teladoc, Inc.*	12,666	441
Tivity Health, Inc.*	14,140	517

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Health Care Facilities & Services - 2.8% continued
Triple-S Management Corp., Class B*	18,502	$460
U.S. Physical Therapy, Inc.	6,194	447

		13,453

Home & Office Products - 1.8%
ACCO Brands Corp.*	28,084	343
American Woodmark Corp.*	3,652	476
AV Homes, Inc.*	4,374	73
Beazer Homes USA, Inc.*	3,133	60
Cavco Industries, Inc.*	2,693	411
Century Communities, Inc.*	9,705	302
CSS Industries, Inc.	7,851	218
Flexsteel Industries, Inc.	5,044	236
Griffon Corp.	6,899	140
Hamilton Beach Brands Holding Co., Class A	2,844	73
Herman Miller, Inc.	15,043	602
HNI Corp.	11,214	433
Hooker Furniture Corp.	5,056	215
Hovnanian Enterprises, Inc., Class A*	203	1
Interface, Inc.	16,868	424
iRobot Corp.*	7,316	561
KB Home	21,186	677
Kimball International, Inc., Class B	3,571	67
Knoll, Inc.	12,476	287
LGI Homes, Inc.*	3,575	268
Libbey, Inc.	220	2
Lifetime Brands, Inc.	5,479	90
M/I Homes, Inc.*	5,186	178
Masonite International Corp.*	7,662	568
MDC Holdings, Inc.	13,070	417
Meritage Homes Corp.*	9,762	500
Nobility Homes, Inc.	876	17
PGT Innovations, Inc.*	612	10
Quanex Building Products Corp.	9,672	226
St. Joe (The) Co.*	12,800	231
Steelcase, Inc., Class A	17,356	264
Taylor Morrison Home Corp., Class A*	6,537	160
Virco Manufacturing Corp.	1,676	8
William Lyon Homes, Class A*	8,683	253

		8,791

Industrial Services - 0.5%
Applied Industrial Technologies, Inc.	10,359	706
CAI International, Inc.*	2,208	63
DXP Enterprises, Inc.*	1,870	55
H&E Equipment Services, Inc.	3,355	136
Kaman Corp.	6,979	411
McGrath RentCorp	7,909	372
Systemax, Inc.	6,861	228
Textainer Group Holdings Ltd.* (1)	17	—
Titan Machinery, Inc.*	800	17
Triton International Ltd.*	3,009	113
Wesco Aircraft Holdings, Inc.*	15,732	116
WESCO International, Inc.*	1,532	104

		2,321

Institutional Financial Services - 0.7%
BGC Partners, Inc., Class A	29,170	441
Cowen, Inc.*	2,247	31
Evercore, Inc., Class A	7,650	688
INTL. FCStone, Inc.*	4,132	176
Investment Technology Group, Inc.	9,576	184
Moelis & Co., Class A	2,452	119
Piper Jaffray Cos.	5,172	446
PJT Partners, Inc., Class A	4,595	210
Stifel Financial Corp.	15,069	897

		3,192

Insurance - 2.9%
Ambac Financial Group, Inc.*	8,798	141
American Equity Investment Life Holding Co.	18,304	563
AMERISAFE, Inc.	3,527	217
Argo Group International Holdings Ltd.	8,599	530
Aspen Insurance Holdings Ltd.	2,056	83
Atlantic American Corp.	6,901	23
Baldwin & Lyons, Inc., Class B	3,223	77
Citizens, Inc.*	5,903	43
CNO Financial Group, Inc.	66,115	1,632
Crawford & Co., Class B	15,357	148
Donegal Group, Inc., Class A	1,573	27
eHealth, Inc.*	5,732	100
EMC Insurance Group, Inc.	8,174	235
Employers Holdings, Inc.	6,374	283
Enstar Group Ltd.*	2,054	412
FBL Financial Group, Inc., Class A	4,518	315
GAINSCO, Inc.	714	13
Genworth Financial, Inc., Class A*	118,353	368
Global Indemnity Ltd.*	501	21
Greenlight Capital Re Ltd., Class A*	9,258	186
Hallmark Financial Services, Inc.*	10,614	111

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Insurance - 2.9% continued
Hanover Insurance Group (The), Inc.	9,516	$1,029
Horace Mann Educators Corp.	7,685	339
Infinity Property & Casualty Corp.	2,546	270
James River Group Holdings Ltd.	3,064	123
Kansas City Life Insurance Co.	1,915	87
Kemper Corp.	9,449	651
Maiden Holdings Ltd.	441	3
MBIA, Inc.*	33,508	245
Mercury General Corp.	3,063	164
National General Holdings Corp.	11,034	217
National Western Life Group, Inc., Class A	1,037	343
Navigators Group (The), Inc.	5,690	277
Primerica, Inc.	10,884	1,105
Radian Group, Inc.	40,591	837
RLI Corp.	11,332	687
Safety Insurance Group, Inc.	4,270	343
Selective Insurance Group, Inc.	12,870	755
State Auto Financial Corp.	4,904	143
Third Point Reinsurance Ltd.*	21,350	313
Unico American Corp.*	114	1
United Fire Group, Inc.	4,726	215
Universal Insurance Holdings, Inc.	8,307	227

		13,902

Iron & Steel - 0.8%
AK Steel Holding Corp.*	43,263	245
Allegheny Technologies, Inc.*	28,091	678
Carpenter Technology Corp.	12,053	614
Cleveland-Cliffs, Inc.*	46,275	334
Commercial Metals Co.	29,680	633
Haynes International, Inc.	5,906	189
Northwest Pipe Co.*	14,719	282
Olympic Steel, Inc.	772	17
Ryerson Holding Corp.*	551	6
Shiloh Industries, Inc.*	11,964	98
TimkenSteel Corp.*	4,705	71
Universal Stainless & Alloy Products, Inc.*	1,335	29
Worthington Industries, Inc.	18,548	817

		4,013

Leisure Products - 0.6%
Callaway Golf Co.	21,385	298
Johnson Outdoors, Inc., Class A	7,953	494
LCI Industries	8,530	1,109
Malibu Boats, Inc., Class A*	1,839	55
Marine Products Corp.	2,325	29
Nautilus, Inc.*	6,775	90
Winnebago Industries, Inc.	10,914	607

		2,682

Machinery - 2.7%
Actuant Corp., Class A	14,376	364
Alamo Group, Inc.	2,895	327
Altra Industrial Motion Corp.	6,513	328
Astec Industries, Inc.	5,082	297
Briggs & Stratton Corp.	11,540	293
CIRCOR International, Inc.	4,596	224
ClearSign Combustion Corp.*	283	1
Columbus McKinnon Corp.	12,491	499
Curtiss-Wright Corp.	11,240	1,370
CVD Equipment Corp.*	1,610	19
Douglas Dynamics, Inc.	4,595	174
Federal Signal Corp.	13,177	265
Franklin Electric Co., Inc.	12,174	559
Gorman-Rupp (The) Co.	10,865	339
Graham Corp.	2,430	51
Hardinge, Inc.	7,668	134
Hillenbrand, Inc.	16,052	718
Hollysys Automation Technologies Ltd.	13,749	306
Hurco Cos., Inc.	1,122	47
Hyster-Yale Materials Handling, Inc.	2,422	206
John Bean Technologies Corp.	7,397	820
Kadant, Inc.	3,063	308
Kennametal, Inc.	20,125	974
Key Technology, Inc.*	4,453	82
Lindsay Corp.	2,495	220
Manitowoc (The) Co., Inc.*	9,449	372
MSA Safety, Inc.	6,456	500
MTS Systems Corp.	4,389	236
Mueller Water Products, Inc., Class A	40,885	512
Raven Industries, Inc.	10,930	375
Rexnord Corp.*	25,921	674
Standex International Corp.	6,271	639
Sun Hydraulics Corp.	7,531	487
Taylor Devices, Inc.*	1,545	21
Tennant Co.	4,877	354
Titan International, Inc.	1,005	13

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Machinery - 2.7% continued
Twin Disc, Inc.*	659	$17
Welbilt, Inc.*	4,267	100

		13,225

Manufactured Goods - 1.4%
Aegion Corp.*	14,008	356
AZZ, Inc.	5,171	264
Barnes Group, Inc.	11,264	713
Chart Industries, Inc.*	10,616	497
Core Molding Technologies, Inc.	4,085	89
DMC Global, Inc.	1,113	28
Eastern (The) Co.	3,544	93
EnPro Industries, Inc.	4,053	379
Gibraltar Industries, Inc.*	8,115	268
Global Brass & Copper Holdings, Inc.	3,983	132
Insteel Industries, Inc.	6,354	180
LB Foster Co., Class A*	1,434	39
Mueller Industries, Inc.	14,416	511
NCI Building Systems, Inc.*	5,010	97
Omega Flex, Inc.	2,643	189
Park-Ohio Holdings Corp.	3,677	169
Proto Labs, Inc.*	5,808	598
RBC Bearings, Inc.*	5,900	746
Rogers Corp.*	3,382	547
Simpson Manufacturing Co., Inc.	10,841	622
TriMas Corp.*	12,651	338

		6,855

Media - 2.3%
AutoWeb, Inc.*	377	3
Blucora, Inc.*	9,530	211
Daily Journal Corp.*	429	99
Entercom Communications Corp., Class A	5,851	63
Eros International PLC*	4,191	40
EW Scripps (The) Co., Class A*	7,254	113
Gannett Co., Inc.	2,189	25
Gray Television, Inc.*	12,872	216
Groupon, Inc.*	83,257	425
GrubHub, Inc.*	17,571	1,262
HealthStream, Inc.*	10,792	250
Houghton Mifflin Harcourt Co.*	11,743	109
IMAX Corp.*	14,813	343
Liberty TripAdvisor Holdings, Inc., Class A*	390	4
Marchex, Inc., Class B*	179	1
MDC Partners, Inc., Class A*	500	5
Meredith Corp.	9,027	596
MSG Networks, Inc., Class A*	16,651	337
New Media Investment Group, Inc.	13,140	221
New York Times (The) Co., Class A	26,977	499
Nexstar Media Group, Inc., Class A	8,348	653
Quotient Technology, Inc.*	8,274	97
Reis, Inc.	5,613	116
Saga Communications, Inc., Class A	3,092	125
Scholastic Corp.	3,600	144
Shutterfly, Inc.*	6,341	315
Shutterstock, Inc.*	3,972	171
Sinclair Broadcast Group, Inc., Class A	16,572	627
Stamps.com, Inc.*	7,854	1,477
Time, Inc.	14,471	267
TiVo Corp.	20,517	320
Travelzoo*	9,411	61
tronc, Inc.*	4,500	79
Tucows, Inc., Class A*	3,064	215
Web.com Group, Inc.*	12,570	274
Wix.com Ltd.*	3,983	229
World Wrestling Entertainment, Inc., Class A	7,157	219
XO Group, Inc.*	12,402	229
Yelp, Inc.*	15,093	633

		11,073

Medical Equipment & Devices - 4.5%
Abaxis, Inc.	5,739	284
Accelerate Diagnostics, Inc.*	2,352	62
Accuray, Inc.*	1,622	7
Analogic Corp.	2,958	248
AngioDynamics, Inc.*	9,369	156
AtriCure, Inc.*	12,994	237
Atrion Corp.	776	489
BioTelemetry, Inc.*	7,864	235
Bovie Medical Corp.*	9,379	24
Bruker Corp.	26,995	926
Cardiovascular Systems, Inc.*	12,089	286
Catalent, Inc.*	19,756	812
CONMED Corp.	4,932	251
CryoLife, Inc.*	9,435	181
Cutera, Inc.*	11,181	507
Daxor Corp.(1)	37	—
Endologix, Inc.*	3,840	21

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Medical Equipment & Devices - 4.5% continued
Entellus Medical, Inc.*	6,029	$147
Exact Sciences Corp.*	22,667	1,191
Exactech, Inc.*	6,963	344
FONAR Corp. (NASDAQ Capital Market Exchange)*	6,435	157
Foundation Medicine, Inc.*	5,416	369
GenMark Diagnostics, Inc.*	29,105	121
Genomic Health, Inc.*	8,016	274
Glaukos Corp.*	7,049	181
Globus Medical, Inc., Class A*	16,210	666
Haemonetics Corp.*	12,797	743
Halyard Health, Inc.*	10,930	505
Harvard Bioscience, Inc.*	2,283	8
ICU Medical, Inc.*	2,933	634
Inogen, Inc.*	3,983	474
Insulet Corp.*	11,986	827
Integer Holdings Corp.*	4,839	219
Integra LifeSciences Holdings Corp.*	13,414	642
Invacare Corp.	7,154	121
iRadimed Corp.*	102	2
iRhythm Technologies, Inc.*	4,600	258
IRIDEX Corp.*	300	2
K2M Group Holdings, Inc.*	13,178	237
LeMaitre Vascular, Inc.	12,808	408
LivaNova PLC*	9,844	787
Luminex Corp.	11,422	225
Masimo Corp.*	11,842	1,004
Meridian Bioscience, Inc.	8,329	117
Merit Medical Systems, Inc.*	13,691	591
MiMedx Group, Inc.*	25,948	327
Misonix, Inc.*	6,264	60
Myriad Genetics, Inc.*	13,300	457
NanoString Technologies, Inc.*	12,974	97
Natus Medical, Inc.*	10,036	383
Neogen Corp.*	8,788	722
NuVasive, Inc.*	11,327	663
Nuvectra Corp.*	1,647	13
NxStage Medical, Inc.*	10,438	253
OraSure Technologies, Inc.*	12,830	242
Orthofix International N.V.*	4,624	253
Oxford Immunotec Global PLC*	11,700	163
Penumbra, Inc.*	6,099	574
Quidel Corp.*	6,355	276
Repligen Corp.*	9,374	340
Rockwell Medical, Inc.*	1,112	6
RTI Surgical, Inc.*	3,948	16
SeaSpine Holdings Corp.*	846	9
Sparton Corp.*	863	20
Surmodics, Inc.*	5,525	155
T2 Biosystems, Inc.*	200	1
Utah Medical Products, Inc.	2,367	193
Varex Imaging Corp.*	4,175	168
Wright Medical Group N.V.*	23,894	530

		21,901

Metals & Mining - 0.5%
A-Mark Precious Metals, Inc.	6,435	95
Century Aluminum Co.*	17,061	335
Coeur Mining, Inc.*	33,037	248
Encore Wire Corp.	5,683	276
Ferroglobe PLC	9,016	146
Ferroglobe Representation & Warranty Insurance Trust* (2)	9,916	—
Harsco Corp.*	12,853	240
Hecla Mining Co.	85,254	338
Kaiser Aluminum Corp.	3,595	384
US Silica Holdings, Inc.	11,443	373

		2,435

Oil, Gas & Coal - 3.3%
Adams Resources & Energy, Inc.	4,947	215
Arch Coal, Inc., Class A	2,800	261
Archrock, Inc.	8,110	85
Basic Energy Services, Inc.*	5,100	120
Bristow Group, Inc.	11,446	154
California Resources Corp.*	7,463	145
Callon Petroleum Co.*	14,592	177
CARBO Ceramics, Inc.*	100	1
Carrizo Oil & Gas, Inc.*	4,640	99
Clean Energy Fuels Corp.*	396	1
Cloud Peak Energy, Inc.*	866	4
CNX Resources Corp.*	42,295	619
CONSOL Energy, Inc.*	5,286	209
CVR Energy, Inc.	3,300	123
Dawson Geophysical Co.* (1)	31	—
Delek U.S. Holdings, Inc.	19,370	677
Dril-Quip, Inc.*	400	19
Earthstone Energy, Inc., Class A*	4,800	51
EnLink Midstream LLC	1,073	19
Ensco PLC, Class A	46,690	276

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Oil, Gas & Coal - 3.3% continued
EP Energy Corp., Class A*	44,800	$106
Era Group, Inc.*	416	4
Evolution Petroleum Corp.	7,587	52
Exterran Corp.*	3,704	116
Forum Energy Technologies, Inc.*	7,732	120
Geospace Technologies Corp.*	2,397	31
Gran Tierra Energy, Inc.* (1)	133	—
Gulf Island Fabrication, Inc.	557	7
Hallador Energy Co.	22,575	137
Helix Energy Solutions Group, Inc.*	20,048	151
Independence Contract Drilling, Inc.*	47,350	188
ION Geophysical Corp.*	1,600	32
Isramco, Inc.*	1,670	175
Jones Energy, Inc., Class A*	112,100	123
Lilis Energy, Inc.*	2,600	13
Mammoth Energy Services, Inc.*	3,260	64
Matador Resources Co.*	15,666	488
Matrix Service Co.*	4,306	77
McDermott International, Inc.*	60,729	400
Midstates Petroleum Co., Inc.*	7,200	119
MRC Global, Inc.*	26,254	444
Murphy USA, Inc.*	6,741	542
Nabors Industries Ltd.	79,583	544
NACCO Industries, Inc., Class A	1,922	72
Natural Gas Services Group, Inc.*	4,918	129
NCS Multistage Holdings, Inc.*	2,800	41
Newpark Resources, Inc.*	14,127	121
NOW, Inc.*	14,777	163
Oasis Petroleum, Inc.*	22,891	193
Oceaneering International, Inc.	16,400	347
Oil States International, Inc.*	5,374	152
Panhandle Oil and Gas, Inc., Class A	14,640	301
Par Pacific Holdings, Inc.*	7,194	139
Patterson-UTI Energy, Inc.	13,790	317
PBF Energy, Inc., Class A	17,859	633
PDC Energy, Inc.*	6,991	360
Peabody Energy Corp. (New York Exchange)*	15,600	614
Penn Virginia Corp.*	418	16
PHI, Inc. (Non Voting)*	3,756	43
PrimeEnergy Corp.*	1,272	67
Resolute Energy Corp.*	1,988	63
Ring Energy, Inc.*	9,508	132
Rowan Cos.PLC,Class A*	15,477	242
RSP Permian, Inc.*	11,251	458
SandRidge Energy, Inc.*	9,900	209
SEACOR Holdings, Inc.*	5,125	237
Select Energy Services, Inc., Class A*	4,000	73
SemGroup Corp., Class A	11,181	338
SilverBow Resources, Inc.*	800	24
SM Energy Co.	259	6
Solaris Oilfield Infrastructure, Inc., Class A*	6,300	135
Southwestern Energy Co.*	81,400	454
SRC Energy, Inc.*	8,285	71
Stone Energy Corp.*	2,472	79
Thermon Group Holdings, Inc.*	9,047	214
Ultra Petroleum Corp.*	31,300	284
Unit Corp.*	11,849	261
Whiting Petroleum Corp.*	15,300	405
WildHorse Resource Development Corp.*	6,500	120
World Fuel Services Corp.	15,457	435
WPX Energy, Inc.*	42,598	599

		15,735

Passenger Transportation - 0.3%
Allegiant Travel Co.	3,626	561
Hawaiian Holdings, Inc.	10,107	403
SkyWest, Inc.	13,484	716

		1,680

Real Estate - 0.2%
Consolidated-Tomoka Land Co.	4,508	286
Forestar Group, Inc.*	756	17
FRP Holdings, Inc.*	1,501	66
Griffin Industrial Realty, Inc.	779	29
Marcus & Millichap, Inc.*	1,737	57
RE/MAX Holdings, Inc., Class A	2,044	99
RMR Group (The), Inc., Class A	3,832	227
Stratus Properties, Inc.	114	3
Trinity Place Holdings, Inc.*	998	7

		791

Real Estate Investment Trusts - 6.7%
Acadia Realty Trust	19,683	539
AG Mortgage Investment Trust, Inc.	6,028	115
Agree Realty Corp.	4,870	251
Alexander & Baldwin, Inc.	10,938	303
Alexander’s, Inc.	1,155	457

EQUITY FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Real Estate Investment Trusts - 6.7% continued
Altisource Residential Corp.	610	$7
American Assets Trust, Inc.	6,100	233
Anworth Mortgage Asset Corp.	17,776	97
Apollo Commercial Real Estate Finance, Inc.	19,703	364
Arbor Realty Trust, Inc.	16,144	140
Ares Commercial Real Estate Corp.	4,841	62
Armada Hoffler Properties, Inc.	5,479	85
ARMOUR Residential REIT, Inc.	5,340	137
Ashford Hospitality Prime, Inc.	1,204	12
Ashford Hospitality Trust, Inc.	16,833	113
Blackstone Mortgage Trust, Inc., Class A	8,198	264
Bluerock Residential Growth REIT, Inc.	5,008	51
Brandywine Realty Trust	40,605	739
BRT Apartments Corp.	15,541	183
Capstead Mortgage Corp.	26,749	231
CareTrust REIT, Inc.	6,458	108
CatchMark Timber Trust, Inc., Class A	4,039	53
Cedar Realty Trust, Inc.	32,336	197
Chatham Lodging Trust	4,579	104
Cherry Hill Mortgage Investment Corp.	2,835	51
Chesapeake Lodging Trust	13,162	357
Community Healthcare Trust, Inc.	4,493	126
CorEnergy Infrastructure Trust, Inc.	1,327	51
CoreSite Realty Corp.	4,858	553
Corporate Office Properties Trust	15,931	465
Cousins Properties, Inc.	70,851	655
CyrusOne, Inc.	10,804	643
CYS Investments, Inc.	23,294	187
DiamondRock Hospitality Co.	44,487	502
Dynex Capital, Inc.	23,557	165
EastGroup Properties, Inc.	7,110	628
Education Realty Trust, Inc.	18,183	635
Ellington Residential Mortgage REIT	3,282	40
Empire State Realty Trust, Inc., Class A	13,793	283
Equity Commonwealth*	15,987	488
First Industrial Realty Trust, Inc.	24,546	772
First Real Estate Investment Trust of New Jersey	205	3
Four Corners Property Trust, Inc.	13,280	341
Franklin Street Properties Corp.	13,382	144
GEO Group (The), Inc.	36,512	862
Getty Realty Corp.	13,596	369
Gladstone Commercial Corp.	7,310	154
Gladstone Land Corp.	8,887	119
Global Net Lease, Inc.	12,529	258
Gramercy Property Trust	21,299	568
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,950	215
Healthcare Realty Trust, Inc.	22,296	716
Hersha Hospitality Trust	5,388	94
Hudson Pacific Properties, Inc.	16,452	564
InfraREIT, Inc.	287	5
Invesco Mortgage Capital, Inc.	29,011	517
Investors Real Estate Trust	28,479	162
iStar, Inc.*	9,457	107
Kite Realty Group Trust	18,502	363
LaSalle Hotel Properties	24,950	700
Lexington Realty Trust	45,375	438
Life Storage, Inc.	7,450	664
LTC Properties, Inc.	8,300	361
Mack-Cali Realty Corp.	19,817	427
Monmouth Real Estate Investment Corp.	19,659	350
MTGE Investment Corp.	9,705	180
National Health Investors, Inc.	8,335	628
New Residential Investment Corp.	50,804	908
New Senior Investment Group, Inc.	10,026	76
New York Mortgage Trust, Inc.	10,192	63
New York REIT, Inc.*	35,959	141
One Liberty Properties, Inc.	9,381	243
Orchid Island Capital, Inc.	8,258	77
Pebblebrook Hotel Trust	15,854	589
Pennsylvania Real Estate Investment Trust	7,098	84
PennyMac Mortgage Investment Trust	5,880	95
Physicians Realty Trust	28,687	516
Potlatch Corp.	8,524	425
PS Business Parks, Inc.	3,343	418
QTS Realty Trust, Inc., Class A	6,159	334
Ramco-Gershenson Properties Trust	17,430	257
Redwood Trust, Inc.	9,671	143
Resource Capital Corp.	410	4
Retail Opportunity Investments Corp.	22,070	440
Rexford Industrial Realty, Inc.	8,112	237
RLJ Lodging Trust	33,251	731
Ryman Hospitality Properties, Inc.	9,542	659
Sabra Health Care REIT, Inc.	14,345	269

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Real Estate Investment Trusts - 6.7% continued
Saul Centers, Inc.	2,409	$149
Select Income REIT	10,526	265
Sotherly Hotels, Inc.	3,954	26
STAG Industrial, Inc.	14,324	391
STORE Capital Corp.	3,500	91
Summit Hotel Properties, Inc.	19,332	294
Sunstone Hotel Investors, Inc.	46,244	764
Sutherland Asset Management Corp.	1,025	16
Terreno Realty Corp.	9,430	331
Tier REIT, Inc.	5,212	106
UMH Properties, Inc.	16,764	250
Universal Health Realty Income Trust	3,245	244
Urban Edge Properties	19,715	503
Urstadt Biddle Properties, Inc., Class A	3,558	77
Washington Prime Group, Inc.	38,065	271
Washington Real Estate Investment Trust	14,957	465
Western Asset Mortgage Capital Corp.	6,570	65
Whitestone REIT	4,884	70
Winthrop Realty Trust*	9,142	58
Xenia Hotels & Resorts, Inc.	24,721	534

		32,434

Recreational Facilities & Services - 0.2%
Bowl America, Inc., Class A	492	7
Drive Shack, Inc.*	7,947	44
International Speedway Corp., Class A	7,831	312
Marcus (The) Corp.	2,343	64
RCI Hospitality Holdings, Inc.	12,418	347
Reading International, Inc., Class A*	3,059	51
SeaWorld Entertainment, Inc.*	16,855	229
Speedway Motorsports, Inc.	4,861	92
Town Sports International Holdings, Inc.*	2,621	15

		1,161

Renewable Energy - 0.6%
Advanced Energy Industries, Inc.*	9,311	628
Canadian Solar, Inc.*	6,976	118
EnerSys	11,267	784
Green Plains, Inc.	9,620	162
Pacific Ethanol, Inc.*	412	2
Renewable Energy Group, Inc.*	18,949	224
REX American Resources Corp.*	5,231	433
Silver Spring Networks, Inc.*	8,889	144
SolarEdge Technologies, Inc.*	5,545	208
Sunworks, Inc.*	535	1
Ultralife Corp.*	846	6

		2,710

Retail - Consumer Staples - 0.5%
Big Lots, Inc.	10,604	595
Five Below, Inc.*	13,484	894
Ingles Markets, Inc., Class A	6,413	222
PriceSmart, Inc.	3,124	269
SpartanNash Co.	11,813	315
SUPERVALU, Inc.*	474	10
Village Super Market, Inc., Class A	1,375	32
Weis Markets, Inc.	3,671	152

		2,489

Retail - Discretionary - 2.6%
1-800-Flowers.com, Inc., Class A*	3,601	39
Abercrombie & Fitch Co., Class A	8,061	141
American Eagle Outfitters, Inc.	44,540	837
America’s Car-Mart, Inc.*	2,386	107
Asbury Automotive Group, Inc.*	7,700	493
Barnes & Noble Education, Inc.*	284	2
Barnes & Noble, Inc.	1,084	7
Bassett Furniture Industries, Inc.	6,435	242
Beacon Roofing Supply, Inc.*	12,706	810
Big 5 Sporting Goods Corp.	708	5
BMC Stock Holdings, Inc.*	4,187	106
Buckle (The), Inc.	560	13
Build-A-Bear Workshop, Inc.*	1,771	16
Builders FirstSource, Inc.*	6,949	151
Caleres, Inc.	12,036	403
Cato (The) Corp., Class A	1,116	18
Chico’s FAS, Inc.	15,095	133
Children’s Place (The), Inc.	5,146	748
Christopher & Banks Corp.* (1)	51	—
Citi Trends, Inc.	2,858	76
Conn’s, Inc.*	2,250	80
DSW, Inc., Class A	12,359	265
Ethan Allen Interiors, Inc.	5,051	145
Finish Line (The), Inc., Class A	8,555	124
FirstCash, Inc.	13,758	928
Francesca’s Holdings Corp.*	135	1
Freshpet, Inc.*	11,443	217
Genesco, Inc.*	2,104	68
Group 1 Automotive, Inc.	5,710	405

EQUITY FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Retail - Discretionary - 2.6% continued
Guess?, Inc.	15,122	$255
Haverty Furniture Cos., Inc.	9,157	207
Hibbett Sports, Inc.*	87	2
HSN, Inc.	8,997	363
Kirkland’s, Inc.*	3,676	44
La-Z-Boy, Inc.	12,668	395
Liquidity Services, Inc.*	22,525	109
Lithia Motors, Inc., Class A	4,704	534
Lumber Liquidators Holdings, Inc.*	1,816	57
MarineMax, Inc.*	6,945	131
Monro, Inc.	7,737	441
New York & Co., Inc.* (1)	54	—
Overstock.com, Inc.*	3,872	247
Penske Automotive Group, Inc.	9,131	437
PetMed Express, Inc.	11,058	503
Pier 1 Imports, Inc.	3,268	14
RH*	147	13
Rush Enterprises, Inc., Class A*	10,859	552
Sally Beauty Holdings, Inc.*	28,300	531
Shoe Carnival, Inc.	8,129	217
Sleep Number Corp.*	12,658	476
Sonic Automotive, Inc., Class A	7,407	137
Tailored Brands, Inc.	538	12
Vera Bradley, Inc.*	5,400	66
Winmark Corp.	1,350	175
Zumiez, Inc.*	10,803	225

		12,723

Semiconductors - 2.8%
Alpha & Omega Semiconductor Ltd.*	11,239	184
Ambarella, Inc.*	7,054	414
Amkor Technology, Inc.*	21,903	220
Brooks Automation, Inc.	18,880	450
Cabot Microelectronics Corp.	2,591	244
CEVA, Inc.*	4,906	226
Cirrus Logic, Inc.*	14,745	765
Cohu, Inc.	13,238	291
Diodes, Inc.*	11,201	321
DSP Group, Inc.*	2,366	30
Electro Scientific Industries, Inc.*	48	1
Entegris, Inc.	32,685	995
FormFactor, Inc.*	4,405	69
II-VI, Inc.*	10,701	502
Integrated Device Technology, Inc.*	31,651	941
IXYS Corp.*	9,583	230
Kulicke & Soffa Industries, Inc.*	20,347	495
Lattice Semiconductor Corp.*	33,972	196
MACOM Technology Solutions Holdings, Inc.*	2,960	96
MaxLinear, Inc.*	12,872	340
MKS Instruments, Inc.	12,588	1,190
Monolithic Power Systems, Inc.	9,161	1,029
Nanometrics, Inc.*	6,827	170
NVE Corp.	2,980	256
Park Electrochemical Corp.	4,581	90
Photronics, Inc.*	10,874	93
Power Integrations, Inc.	6,974	513
Rambus, Inc.*	26,904	383
Rudolph Technologies, Inc.*	8,270	198
Semtech Corp.*	15,477	529
Silicon Laboratories, Inc.*	8,330	736
Synaptics, Inc.*	4,668	186
Veeco Instruments, Inc.*	13,606	202
Vishay Intertechnology, Inc.	31,594	656
Xcerra Corp.*	14,872	146
Xperi Corp.	12,333	301

		13,688

Software - 4.1%
2U, Inc.*	2,352	152
ACI Worldwide, Inc.*	27,721	628
Actua Corp.*	8,828	138
Acxiom Corp.*	18,222	502
Agilysys, Inc.*	8,527	105
Allscripts Healthcare Solutions, Inc.*	31,204	454
American Software, Inc., Class A	14,153	165
Appfolio, Inc., Class A*	7,049	293
Aspen Technology, Inc.*	20,013	1,325
Avid Technology, Inc.*	137	1
Aware, Inc.*	683	3
Barracuda Networks, Inc.*	9,195	253
Blackbaud, Inc.	10,880	1,028
BroadSoft, Inc.*	6,842	376
Callidus Software, Inc.*	6,908	198
ChannelAdvisor Corp.*	7,458	67
CommVault Systems, Inc.*	10,690	561
Computer Programs & Systems, Inc.	6,937	208
Concurrent Computer Corp.	13,223	76
Cornerstone OnDemand, Inc.*	12,715	449
Cotiviti Holdings, Inc.*	1,479	48

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Software - 4.1% continued
CyberArk Software Ltd.*	7,664	$317
Datawatch Corp.*	800	8
Digi International, Inc.*	9,094	87
Donnelley Financial Solutions, Inc.*	888	17
Ebix, Inc.	6,947	551
Envestnet, Inc.*	8,939	446
Evolent Health, Inc., Class A*	6,239	77
FireEye, Inc.*	38,200	542
Hortonworks, Inc.*	287	6
HubSpot, Inc.*	7,200	636
Imperva, Inc.*	7,458	296
InnerWorkings, Inc.*	1,124	11
iPass, Inc.*	1,489	1
j2 Global, Inc.	11,238	843
KeyW Holding (The) Corp.*	11,341	67
LivePerson, Inc.*	6,118	70
Manhattan Associates, Inc.*	20,393	1,010
MicroStrategy, Inc., Class A*	2,227	292
MINDBODY, Inc., Class A*	7,458	227
Monotype Imaging Holdings, Inc.	9,295	224
Omnicell, Inc.*	8,916	432
Park City Group, Inc.*	1,533	15
Paycom Software, Inc.*	7,356	591
Paylocity Holding Corp.*	4,598	217
PDF Solutions, Inc.*	12,365	194
pdvWireless, Inc.*	4,906	157
Pegasystems, Inc.	13,236	624
Progress Software Corp.	8,952	381
Proofpoint, Inc.*	9,195	817
PROS Holdings, Inc.*	11,041	292
Q2 Holdings, Inc.*	1,072	40
QAD, Inc., Class B	701	21
Quality Systems, Inc.*	5,400	73
Qualys, Inc.*	7,868	467
Rapid7, Inc.*	8,274	154
RealPage, Inc.*	12,416	550
Ribbon Communications, Inc.*	478	4
Rosetta Stone, Inc.*	9,195	115
Seachange International, Inc.* (1)	100	—
Simulations Plus, Inc.	9,399	151
SPS Commerce, Inc.*	4,478	218
Synchronoss Technologies, Inc.*	1,757	16
Varonis Systems, Inc.*	2,350	114
VASCO Data Security International, Inc.*	10,063	140
Verint Systems, Inc.*	14,230	596
VirnetX Holding Corp.*	398	1
Zendesk, Inc.*	8,785	297
Zynga, Inc., Class A*	125,754	503

		19,938

Specialty Finance - 2.3%
Aircastle Ltd.	16,237	380
Altisource Portfolio Solutions S.A.*	3,983	112
Arlington Asset Investment Corp., Class A	205	2
Blackhawk Network Holdings, Inc.*	10,494	374
Cardtronics PLC, Class A*	4,251	79
Cass Information Systems, Inc.	2,627	153
Ellie Mae, Inc.*	6,950	621
Encore Capital Group, Inc.*	4,582	193
Enova International, Inc.*	553	8
Essent Group Ltd.*	8,887	386
Euronet Worldwide, Inc.*	9,772	823
Everi Holdings, Inc.*	3,800	29
Federal Agricultural Mortgage Corp., Class C	100	8
GATX Corp.	10,520	654
Green Dot Corp., Class A*	8,172	492
HFF, Inc., Class A	5,859	285
Investors Title Co.	1,884	374
LendingClub Corp.*	62,023	256
LendingTree, Inc.*	1,861	634
Liberty Tax, Inc.(1)	17	—
Meta Financial Group, Inc.	4,653	431
MGIC Investment Corp.*	76,111	1,074
Nelnet, Inc., Class A	8,613	472
Ocwen Financial Corp.*	1,373	4
PennyMac Financial Services, Inc., Class A*	3,881	87
PHH Corp.*	6,947	72
PRA Group, Inc.*	14,364	477
Stewart Information Services Corp.	8,078	342
Walker & Dunlop, Inc.*	7,356	349
WEX, Inc.*	9,251	1,306
Willis Lease Finance Corp.*	1,817	45
World Acceptance Corp.*	6,914	558

		11,080

EQUITY FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Technology Services - 2.9%
AstroNova, Inc.	4,190	$59
Bottomline Technologies de, Inc.*	9,754	338
CACI International, Inc., Class A*	5,555	735
Computer Services, Inc.	2,142	100
comScore, Inc.*	25,104	716
Convergys Corp.	23,009	541
CoreLogic, Inc.*	12,041	556
CSG Systems International, Inc.	7,856	344
Cubic Corp.	6,651	392
Endurance International Group Holdings, Inc.*	683	6
Engility Holdings, Inc.*	6,888	195
EPAM Systems, Inc.*	11,375	1,222
EVERTEC, Inc.	15,732	215
ExlService Holdings, Inc.*	7,677	463
Fair Isaac Corp.	9,839	1,507
Forrester Research, Inc.	4,454	197
Globant S.A.*	3,983	185
ICF International, Inc.*	5,801	305
Luxoft Holding, Inc.*	4,551	254
ManTech International Corp., Class A	4,802	241
Mattersight Corp.* (1)	132	—
MAXIMUS, Inc.	19,340	1,384
Medidata Solutions, Inc.*	13,014	825
NIC, Inc.	14,657	243
Perficient, Inc.*	8,196	156
Science Applications International Corp.	10,839	830
StarTek, Inc.*	835	8
Sykes Enterprises, Inc.*	14,167	446
Syntel, Inc.*	7,066	162
TeleTech Holdings, Inc.	6,922	279
TESSCO Technologies, Inc.	3,426	69
Travelport Worldwide Ltd.	26,869	351
Virtusa Corp.*	5,872	259
WageWorks, Inc.*	9,011	559

		14,142

Telecom - 1.1%
8x8, Inc.*	14,458	204
ATN International, Inc.	2,948	163
Cincinnati Bell, Inc.*	10,659	222
Cogent Communications Holdings, Inc.	16,334	740
Consolidated Communications Holdings, Inc.	15,094	184
General Communication, Inc., Class A*	11,235	438
Globalstar, Inc.*	69,400	91
Gogo, Inc.*	551	6
GTT Communications, Inc.*	10,316	484
Hawaiian Telcom Holdco, Inc.*	6,131	189
IDT Corp., Class B*	5,799	62
Intelsat S.A.* (1)	100	—
Internap Corp.*	70	1
Iridium Communications, Inc.*	12,768	151
Loral Space & Communications, Inc.*	1,677	74
RigNet, Inc.*	14,481	217
RingCentral, Inc., Class A*	13,400	649
Shenandoah Telecommunications Co.	11,900	402
Spok Holdings, Inc.	9,459	148
Straight Path Communications, Inc., Class B*	1,969	358
Vonage Holdings Corp.*	29,422	299
Zix Corp.*	3,266	14

		5,096

Transportation & Logistics - 1.5%
Air T, Inc.*	510	13
Air Transport Services Group, Inc.*	14,125	327
ArcBest Corp.	3,779	135
Ardmore Shipping Corp.*	23,100	185
Atlas Air Worldwide Holdings, Inc.*	6,375	374
Celadon Group, Inc.	1,118	7
Covenant Transportation Group, Inc., Class A*	6,527	187
DHT Holdings, Inc.	54,495	196
Dorian LPG Ltd.*	1,255	10
Echo Global Logistics, Inc.*	10,316	289
Forward Air Corp.	7,807	448
Frontline Ltd.	7,600	35
GasLog Ltd.	6,297	140
Golar LNG Ltd.	16,371	488
Heartland Express, Inc.	15,356	358
Hornbeck Offshore Services, Inc.*	200	1
International Seaways, Inc.*	6,873	127
Knight-Swift Transportation Holdings, Inc.	29,998	1,311
Marten Transport Ltd.	11,395	231
Matson, Inc.	11,035	329
Mobile Mini, Inc.	11,735	405
Navigator Holdings Ltd.*	275	3

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Transportation & Logistics - 1.5% continued
Nordic American Offshore Ltd.	508	$1
P.A.M. Transportation Services, Inc.*	1,262	44
Patriot Transportation Holding, Inc.*	465	8
Saia, Inc.*	7,631	540
SEACOR Marine Holdings, Inc.*	3,072	36
Ship Finance International Ltd.	16,226	251
Tsakos Energy Navigation Ltd.	556	2
Universal Logistics Holdings, Inc.	4,491	107
USA Truck, Inc.*	500	9
Werner Enterprises, Inc.	11,218	434

		7,031

Transportation Equipment - 0.3%
American Railcar Industries, Inc.	5,079	212
Conrad Industries, Inc.*	300	5
FreightCar America, Inc.	3,833	65
Greenbrier (The) Cos., Inc.	8,517	454
Spartan Motors, Inc.	26,611	419
Wabash National Corp.	16,094	349

		1,504

Utilities - 3.7%
ALLETE, Inc.	12,489	929
American States Water Co.	9,579	555
Artesian Resources Corp., Class A	6,812	263
Atlantica Yield PLC	6,300	134
Avista Corp.	15,805	814
Black Hills Corp.	7,697	463
California Water Service Group	12,176	552
Chesapeake Utilities Corp.	4,514	354
Connecticut Water Service, Inc.	6,020	346
Consolidated Water Co. Ltd.	13,628	172
El Paso Electric Co.	13,091	724
IDACORP, Inc.	12,855	1,174
MGE Energy, Inc.	8,852	558
Middlesex Water Co.	9,163	366
New Jersey Resources Corp.	20,808	836
Northwest Natural Gas Co.	6,953	415
NorthWestern Corp.	11,966	714
NRG Yield, Inc., Class A	7,658	144
ONE Gas, Inc.	13,350	978
Ormat Technologies, Inc.	9,382	600
Otter Tail Corp.	9,501	422
Pattern Energy Group, Inc.	14,099	303
PNM Resources, Inc.	20,189	817
Portland General Electric Co.	22,616	1,031
RGC Resources, Inc.	889	24
SJW Group	6,941	443
South Jersey Industries, Inc.	16,543	517
Southwest Gas Holdings, Inc.	11,966	963
Spire, Inc.	10,917	820
Unitil Corp.	3,654	167
WGL Holdings, Inc.	12,648	1,086
York Water (The) Co.	3,620	123

		17,807

Waste & Environment Services & Equipment - 0.5%
Advanced Emissions Solutions, Inc.	4,598	44
Cantel Medical Corp.	8,477	872
CECO Environmental Corp.	1,395	7
Covanta Holding Corp.	16,038	271
Heritage-Crystal Clean, Inc.*	508	11
Sharps Compliance Corp.*	1,999	8
Tetra Tech, Inc.	15,627	753
US Ecology, Inc.	4,601	235

		2,201

Total Common Stocks (Cost $302,427)		466,071

PREFERRED STOCKS - 0.0%
Financial Services - 0.0%
Steel Partners Holdings L.P.,
6.00%	3,189	67

Total Preferred Stocks (Cost $83)		67

RIGHTS - 0.0%
Biotechnology & Pharmaceuticals - 0.0%
Dyax Corp. (Contingent Value Rights)* (3)	3,415	6
Forest Laboratories, Inc. (Contingent Value Rights)* (2)	3,326	—
Tobira Therapeutics, Inc. (Contingent Value Rights)* (3)	16,926	140

		146

Media - 0.0%
Media General (Contingent Value Rights)* (3)	11,792	1

Medical Equipment & Devices - 0.0%
American Medical Alert Corp.* (2)	13,109	—

EQUITY FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0% continued
Specialty Finance - 0.0%
NewStar Financial, Inc. (Contingent Value Rights)* (2)	1,580	$—

Total Rights (Cost $131)		147

OTHER - 0.0%
Escrow Adolor Corp.* (2)	1,241	—

Total Other (Cost $ — )		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Tidewater, Inc., Class A Exp. 7/31/23, Strike $0.00* (1)	10	$—
Tidewater, Inc., Class B Exp. 7/31/23, Strike $0.00* (1)	11	—

Total Warrants (Cost $ — )		—

INVESTMENT COMPANIES - 3.6%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(4) (5)	17,220,954	17,221

Total Investment Companies (Cost $17,221)		17,221

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
1.09%, 2/1/18(6) (7)	$1,042	$1,041

Total Short-Term Investments (Cost $1,041)		1,041

Total Investments - 100.2% (Cost $320,903)		484,547

Liabilities less Other Assets - (0.2%)		(914)

NET ASSETS - 100.0%		$483,633

(1)	Value rounds to less than one thousand.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Level 3 asset.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2017 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini Russell 2000 Index	197	$15,135	Long	3/18	$214

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.1%
Consumer Staples	3.2
Energy	3.7
Financials	18.3
Health Care	15.2
Industrials	15.6
Information Technology	16.2
Materials	4.6
Real Estate	6.5
Telecommunication Services	0.8
Utilities	3.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Banking	$53,962		$262	$—	$54,224
Gaming, Lodging & Restaurants	13,793		72	—	13,865
Home & Office Products	8,774		17	—	8,791
Insurance	13,888		14	—	13,902
Real Estate Investment Trusts	32,373		61	—	32,434
All Other Industries(1)	342,855		—	—	342,855

Total Common Stocks	465,645		426	—	466,071

Preferred Stocks(1)	67		—	—	67
Rights(1)	—		—	147	147
Warrants	—	*	—	—	—	*
Investment Companies	17,221		—	—	17,221
Short-Term Investments	—		1,041	—	1,041

Total Investments	$482,933		$1,467	$147	$484,547

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$214		$—	$—	$214

*	Amount rounds to less than one thousand.
(1)	Classification as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Banking	$160	Valuations at bid price
Gaming, Lodging & Restaurants	72	Valuations at bid price
Insurance	1	Valuations at bid price

Total	$233

At December 31, 2017, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)		Reason
Common Stocks
Aerospace & Defense	$100		Valuations at official close price
Banking	9		Valuations at official close price
Electrical Equipment	167		Valuations at official close price
Medical Equipment & Devices	—	*	Valuations at official close price
Recreational Facilities & Services	7		Valuations at official close price

Total	$283

*	Amount rounds to less than one thousand.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/17 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/17 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/17 (000S)
Rights
Biotechnology & Pharmaceuticals	$138	$—	$8	$—	$—	$—	$—	$146	$8
Media	20	—	(19)	—	—	—	—	1	(19)

Total	$158	$—	$(11)	$—	$—	$—	$—	$147	$(11)

The Fund valued the securities included in the Balance as of 12/31/17 above using valuations provided by the Fund’s investment adviser’s pricing and valuation committee.

EQUITY FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	FAIR VALUE AT 12/31/17 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Rights	$146	Discounted Cash Flow Analysis	Discount Rate and Projected Cash Flows(1)
Rights	1	Income Approach	Estimated Recovery Value(2)

(1)	The significant unobservable inputs that can be used in the fair value measurement are: Discount Rate and Projected Cash Flows. Significant increases (decreases) in Discount Rates in isolation would result in a significantly lower (higher) fair value measurement while an increase (decrease) in Projected Cash Flow in isolation would result in a significantly higher (lower) fair value measurement.
(2)	The significant unobservable input that can be used in the fair value measurement is Estimated Recovery Value. Significant increases (decreases) in Estimated Recovery Value would result in a significantly higher (lower) fair value measurement.

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio*	$3,075	$49,523	$52,598	$29	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	25,439	8,218	36	17,221	17,221

Total	$3,075	$74,962	$60,816	$65	$17,221	17,221

*	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND	DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%
Aerospace & Defense - 1.3%
AAR Corp.	416,351	$16,358
Esterline Technologies Corp.*	188,040	14,047
Moog, Inc., Class A*	183,112	15,903
Woodward, Inc.	45,044	3,448

		49,756

Apparel & Textile Products - 0.8%
Columbia Sportswear Co.	35,189	2,530
Deckers Outdoor Corp.*	104,451	8,382
Movado Group, Inc.	126,892	4,086
Perry Ellis International, Inc.*	104,198	2,609
Unifi, Inc.*	141,617	5,080
Wolverine World Wide, Inc.	293,486	9,356

		32,043

Automotive - 1.3%
Cooper Tire & Rubber Co.	441,414	15,604
Cooper-Standard Holdings, Inc.*	45,639	5,591
Dana, Inc.	345,900	11,072
Modine Manufacturing Co.*	193,502	3,908
Standard Motor Products, Inc.	169,915	7,631
Superior Industries International, Inc.	431,162	6,403

		50,209

Banking - 21.2%
1st Source Corp.	20,114	995
Arrow Financial Corp.	15,977	542
BancFirst Corp.	128,616	6,579
Banco Latinoamericano de Comercio Exterior S.A., Class E	105,140	2,828
BancorpSouth Bank	637,033	20,035
BankFinancial Corp.	122,344	1,877
Banner Corp.	35,204	1,940
Berkshire Hills Bancorp, Inc.	120,426	4,408
Boston Private Financial Holdings, Inc.	291,292	4,500
Brookline Bancorp, Inc.	238,250	3,741
Bryn Mawr Bank Corp.	18,821	832
Cathay General Bancorp	615,512	25,956
Central Pacific Financial Corp.	40,666	1,213
Chemical Financial Corp.	350,738	18,754
City Holding Co.	136,844	9,233
CNB Financial Corp.	11,076	291
Columbia Banking System, Inc.	226,398	9,835
Community Bank System, Inc.	406,682	21,859
Community Trust Bancorp, Inc.	176,507	8,313
CVB Financial Corp.	515,578	12,147
Dime Community Bancshares, Inc.	466,510	9,773
Enterprise Financial Services Corp.	63,247	2,856
FCB Financial Holdings, Inc., Class A*	167,352	8,501
Financial Institutions, Inc.	50,551	1,572
First Busey Corp.	27,016	809
First Business Financial Services, Inc.	36,831	815
First Commonwealth Financial Corp.	163,458	2,341
First Defiance Financial Corp.	14,696	764
First Financial Bancorp	466,983	12,305
First Financial Corp.	129,531	5,874
First Interstate BancSystem, Inc., Class A	58,051	2,325
First Merchants Corp.	236,835	9,961
First Midwest Bancorp, Inc.	652,308	15,662
Flushing Financial Corp.	414,998	11,412
FNB Corp.	762,168	10,533
Fulton Financial Corp.	839,775	15,032
German American Bancorp, Inc.	9,044	320
Glacier Bancorp, Inc.	184,704	7,275
Great Southern Bancorp, Inc.	21,230	1,097
Great Western Bancorp, Inc.	294,528	11,722
Hancock Holding Co.	278,700	13,796
Hanmi Financial Corp.	105,669	3,207
Heartland Financial USA, Inc.	149,784	8,036
Heritage Financial Corp.	89,376	2,753
Home BancShares, Inc.	642,048	14,928
HomeStreet, Inc.*	86,149	2,494
Hope Bancorp, Inc.	753,017	13,743
IBERIABANK Corp.	225,670	17,489
Independent Bank Corp.	189,577	13,242
International Bancshares Corp.	531,030	21,082
Investors Bancorp, Inc.	715,283	9,928
Lakeland Bancorp, Inc.	354,800	6,830
Lakeland Financial Corp.	172,921	8,385
LegacyTexas Financial Group, Inc.	156,320	6,598
MainSource Financial Group, Inc.	64,720	2,350
MB Financial, Inc.	284,507	12,666
NBT Bancorp, Inc.	275,376	10,134
Northwest Bancshares, Inc.	539,773	9,030
OceanFirst Financial Corp.	149,852	3,934
OFG Bancorp	152,857	1,437
Old National Bancorp	482,870	8,426
Oritani Financial Corp.	130,144	2,134
Park National Corp.	79,753	8,294
Peapack Gladstone Financial Corp.	7,007	245

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Banking - 21.2% continued
Pinnacle Financial Partners, Inc.	41,483	$2,750
Preferred Bank	44,035	2,588
Prosperity Bancshares, Inc.	95,080	6,662
Provident Financial Services, Inc.	811,084	21,875
Renasant Corp.	301,190	12,316
S&T Bancorp, Inc.	245,448	9,771
Sandy Spring Bancorp, Inc.	122,130	4,766
Sierra Bancorp	148,086	3,933
Simmons First National Corp., Class A	77,690	4,436
South State Corp.	135,026	11,768
Southside Bancshares, Inc.	94,747	3,191
Sterling Bancorp	941,322	23,157
Texas Capital Bancshares, Inc.*	173,751	15,446
TriCo Bancshares	158,906	6,016
TrustCo Bank Corp. NY	138,114	1,271
Trustmark Corp.	515,086	16,411
UMB Financial Corp.	267,955	19,271
Umpqua Holdings Corp.	493,622	10,267
Union Bankshares Corp.	405,009	14,649
United Bankshares, Inc.	681,775	23,692
United Community Banks, Inc.	141,420	3,980
United Community Financial Corp.	60,673	554
United Financial Bancorp, Inc.	356,481	6,288
Univest Corp. of Pennsylvania	29,273	821
Valley National Bancorp	579,026	6,497
Washington Federal, Inc.	812,831	27,839
Washington Trust Bancorp, Inc.	163,032	8,681
WesBanco, Inc.	198,049	8,051
Westamerica Bancorporation	23,923	1,425
Wintrust Financial Corp.	262,968	21,661
WSFS Financial Corp.	334,362	15,999

		804,020

Biotechnology & Pharmaceuticals - 1.3%
Aceto Corp.	563,600	5,822
Acorda Therapeutics, Inc.*	227,535	4,881
Cambrex Corp.*	31,796	1,526
Celldex Therapeutics, Inc.*	327,550	930
Concert Pharmaceuticals, Inc.*	97,100	2,512
Emergent BioSolutions, Inc.*	267,477	12,430
Esperion Therapeutics, Inc.*	165,007	10,864
Lannett Co., Inc.*	103,700	2,406
PDL BioPharma, Inc.*	772,964	2,118
PTC Therapeutics, Inc.*	87,017	1,451
Retrophin, Inc.*	123,305	2,598
Tetraphase Pharmaceuticals, Inc.*	222,850	1,404

		48,942

Chemicals - 2.7%
A. Schulman, Inc.	242,219	9,023
Cabot Corp.	179,863	11,078
H.B. Fuller Co.	228,555	12,312
Innophos Holdings, Inc.	82,483	3,855
Innospec, Inc.	98,574	6,959
Kraton Corp.*	129,363	6,231
Materion Corp.	299,303	14,546
Minerals Technologies, Inc.	239,457	16,487
Rayonier Advanced Materials, Inc.	159,870	3,269
Sensient Technologies Corp.	247,248	18,086

		101,846

Commercial Services - 2.1%
ABM Industries, Inc.	440,990	16,634
Barrett Business Services, Inc.	34,652	2,235
CBIZ, Inc.*	113,032	1,746
Ennis, Inc.	358,859	7,446
FTI Consulting, Inc.*	332,392	14,280
Huron Consulting Group, Inc.*	62,318	2,521
Kelly Services, Inc., Class A	34,787	949
Kforce, Inc.	140,263	3,542
Korn/Ferry International	344,951	14,274
Navigant Consulting, Inc.*	201,842	3,918
UniFirst Corp.	49,948	8,236
Viad Corp.	47,460	2,629

		78,410

Construction Materials - 0.2%
Boise Cascade Co.	162,673	6,491
Universal Forest Products, Inc.	73,281	2,757

		9,248

Consumer Products - 2.2%
Bob Evans Farms, Inc.	232,027	18,288
Cal-Maine Foods, Inc.*	43,632	1,940
Central Garden & Pet Co., Class A*	28,330	1,068
Clearwater Paper Corp.*	69,371	3,150
Darling Ingredients, Inc.*	687,752	12,469
Fresh Del Monte Produce, Inc.	141,352	6,738
Helen of Troy Ltd.*	13,143	1,266
Inter Parfums, Inc.	192,239	8,353
Sanderson Farms, Inc.	89,976	12,487

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Consumer Products - 2.2% continued
Snyder’s-Lance, Inc.	102,498	$5,133
Universal Corp.	259,333	13,615

		84,507

Consumer Services - 0.6%
Aaron’s, Inc.	276,023	10,999
Adtalem Global Education, Inc.*	247,100	10,391
Regis Corp.*	195,468	3,002

		24,392

Containers & Packaging - 0.3%
KapStone Paper and Packaging Corp.	141,107	3,202
Myers Industries, Inc.	327,728	6,390

		9,592

Design, Manufacturing & Distribution - 2.6%
Benchmark Electronics, Inc.*	525,058	15,279
CTS Corp.	408,737	10,525
Fabrinet*	75,940	2,180
Plexus Corp.*	294,668	17,892
Sanmina Corp.*	648,367	21,396
SYNNEX Corp.	200,064	27,199
Tech Data Corp.*	58,478	5,729

		100,200

Distributors - Consumer Staples - 0.5%
Andersons (The), Inc.	410,178	12,777
Core-Mark Holding Co., Inc.	162,055	5,118

		17,895

Distributors - Discretionary - 0.9%
ePlus, Inc.*	16,338	1,229
Insight Enterprises, Inc.*	522,616	20,011
PC Connection, Inc.	274,939	7,206
ScanSource, Inc.*	191,562	6,858

		35,304

Electrical Equipment - 0.7%
ESCO Technologies, Inc.	80,883	4,873
Watts Water Technologies, Inc., Class A	271,511	20,621

		25,494

Engineering & Construction Services - 1.3%
Dycom Industries, Inc.*	13,439	1,497
EMCOR Group, Inc.	293,638	24,005
Granite Construction, Inc.	282,081	17,892
Tutor Perini Corp.*	209,729	5,317

		48,711

Forest & Paper Products - 1.0%
Domtar Corp.	309,322	15,318
Mercer International, Inc.	563,010	8,051
Neenah Paper, Inc.	49,050	4,446
P.H. Glatfelter Co.	412,035	8,834
Schweitzer-Mauduit International, Inc.	31,574	1,432

		38,081

Gaming, Lodging & Restaurants - 0.8%
Belmond Ltd., Class A*	245,543	3,008
ILG, Inc.	445,577	12,690
Marriott Vacations Worldwide Corp.	71,337	9,645
Monarch Casino & Resort, Inc.*	26,437	1,185
Texas Roadhouse, Inc.	100,071	5,272

		31,800

Hardware - 1.4%
ADTRAN, Inc.	203,974	3,947
Electronics For Imaging, Inc.*	164,961	4,871
Finisar Corp.*	742,598	15,112
Knowles Corp.*	376,538	5,520
Mercury Systems, Inc.*	122,307	6,280
NETGEAR, Inc.*	177,345	10,419
NetScout Systems, Inc.*	146,985	4,476
PC-Tel, Inc.*	169,128	1,246
Plantronics, Inc.	43,997	2,217

		54,088

Health Care Facilities & Services - 2.0%
Amedisys, Inc.*	194,889	10,273
Capital Senior Living Corp.*	141,653	1,911
Diplomat Pharmacy, Inc.*	283,577	5,691
LHC Group, Inc.*	60,033	3,677
Magellan Health, Inc.*	206,388	19,927
MedCath Corp.* (1)	106,845	—
Molina Healthcare, Inc.*	86,558	6,637
National HealthCare Corp.	50,157	3,057
Owens & Minor, Inc.	488,314	9,219
Select Medical Holdings Corp.*	432,659	7,636
Triple-S Management Corp., Class B*	383,723	9,536

		77,564

Home & Office Products - 1.3%
ACCO Brands Corp.*	434,078	5,296
Beazer Homes USA, Inc.*	222,402	4,272
CalAtlantic Group, Inc.	290,584	16,386
CSS Industries, Inc.	104,522	2,909
Hooker Furniture Corp.	130,404	5,536

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Home & Office Products - 1.3% continued
KB Home	81,926	$2,617
MDC Holdings, Inc.	111,139	3,543
Meritage Homes Corp.*	178,459	9,137
Steelcase, Inc., Class A	74,059	1,126

		50,822

Industrial Services - 0.4%
Applied Industrial Technologies, Inc.	50,014	3,406
Kaman Corp.	84,365	4,964
McGrath RentCorp	101,309	4,759
Wesco Aircraft Holdings, Inc.*	486,348	3,599

		16,728

Institutional Financial Services - 0.4%
GAIN Capital Holdings, Inc.	355,667	3,557
Stifel Financial Corp.	199,933	11,908

		15,465

Insurance - 5.1%
American Equity Investment Life Holding Co.	542,725	16,678
AMERISAFE, Inc.	123,336	7,598
Argo Group International Holdings Ltd.	51,535	3,177
CNO Financial Group, Inc.	780,873	19,280
EMC Insurance Group, Inc.	130,183	3,735
Employers Holdings, Inc.	345,834	15,355
Enstar Group Ltd.*	40,169	8,064
FBL Financial Group, Inc., Class A	81,007	5,642
Horace Mann Educators Corp.	424,070	18,701
Infinity Property & Casualty Corp.	6,479	687
Kemper Corp.	76,031	5,239
National General Holdings Corp.	145,766	2,863
Navigators Group (The), Inc.	325,400	15,847
ProAssurance Corp.	148,090	8,463
Radian Group, Inc.	1,196,579	24,661
RLI Corp.	200,740	12,177
Selective Insurance Group, Inc.	307,344	18,041
United Fire Group, Inc.	162,546	7,409

		193,617

Iron & Steel - 0.7%
Carpenter Technology Corp.	162,366	8,279
Commercial Metals Co.	477,943	10,190
Schnitzer Steel Industries, Inc., Class A	89,996	3,015
TimkenSteel Corp.*	211,914	3,219

		24,703

Leisure Products - 0.0%
Callaway Golf Co.	119,562	1,666

Machinery - 1.9%
Alamo Group, Inc.	33,976	3,835
Briggs & Stratton Corp.	172,458	4,375
CIRCOR International, Inc.	21,483	1,046
Columbus McKinnon Corp.	81,447	3,256
Curtiss-Wright Corp.	250,467	30,519
Kadant, Inc.	71,154	7,144
MSA Safety, Inc.	25,615	1,986
Regal Beloit Corp.	92,653	7,097
Standex International Corp.	118,558	12,075

		71,333

Manufactured Goods - 2.5%
Aegion Corp.*	261,502	6,650
Barnes Group, Inc.	501,876	31,754
Chart Industries, Inc.*	122,858	5,757
Rogers Corp.*	183,143	29,654
Simpson Manufacturing Co., Inc.	353,978	20,322

		94,137

Media - 1.5%
Entercom Communications Corp., Class A	557,335	6,019
EW Scripps (The) Co., Class A*	807,438	12,620
Hemisphere Media Group, Inc.*	92,320	1,066
Meredith Corp.	218,094	14,405
New York Times (The) Co., Class A	165,053	3,054
Scholastic Corp.	411,320	16,498
TiVo Corp.	294,896	4,601

		58,263

Medical Equipment & Devices - 2.2%
Analogic Corp.	103,043	8,630
AngioDynamics, Inc.*	357,988	5,953
CONMED Corp.	142,479	7,262
CryoLife, Inc.*	366,178	7,012
Halyard Health, Inc.*	395,425	18,261
Integer Holdings Corp.*	206,178	9,340
Luminex Corp.	212,419	4,185
Myriad Genetics, Inc.*	342,506	11,763
Natus Medical, Inc.*	33,763	1,290
Nuvectra Corp.*	30,982	241
Orthofix International N.V.*	57,612	3,151
Wright Medical Group N.V.*	243,835	5,413

		82,501

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Metals & Mining - 0.6%
Coeur Mining, Inc.*	119,697	$898
Encore Wire Corp.	52,084	2,534
Kaiser Aluminum Corp.	114,802	12,267
US Silica Holdings, Inc.	219,731	7,154

		22,853

Oil, Gas & Coal - 4.8%
Abraxas Petroleum Corp.*	201,380	495
Arch Coal, Inc., Class A	81,254	7,570
Callon Petroleum Co.*	1,027,238	12,481
Carrizo Oil & Gas, Inc.*	156,403	3,328
Cloud Peak Energy, Inc.*	243,033	1,081
Delek U.S. Holdings, Inc.	284,554	9,942
Diamond Offshore Drilling, Inc.*	166,630	3,098
Dril-Quip, Inc.*	222,256	10,602
Ensco PLC, Class A	1,723,770	10,187
EP Energy Corp., Class A*	606,316	1,431
Exterran Corp.*	42,025	1,321
Forum Energy Technologies, Inc.*	212,520	3,305
Halcon Resources Corp.*	508,003	3,846
Hallador Energy Co.	59,018	359
Key Energy Services, Inc.*	1,659	20
Matrix Service Co.*	216,949	3,862
McDermott International, Inc.*	1,544,387	10,162
Midstates Petroleum Co., Inc.*	109,900	1,822
Natural Gas Services Group, Inc.*	199,493	5,227
Newpark Resources, Inc.*	952,194	8,189
Oasis Petroleum, Inc.*	610,181	5,132
Oil States International, Inc.*	166,943	4,724
PDC Energy, Inc.*	314,281	16,198
Rowan Cos.PLC,Class A*	532,221	8,335
RSP Permian, Inc.*	173,689	7,066
SEACOR Holdings, Inc.	60,055	2,776
SemGroup Corp., Class A	470,664	14,214
SRC Energy, Inc.*	778,421	6,640
Thermon Group Holdings, Inc.*	136,644	3,234
Ultra Petroleum Corp.*	691,800	6,268
Unit Corp.*	288,326	6,343
World Fuel Services Corp.	93,693	2,636

		181,894

Passenger Transportation - 0.0%
Hawaiian Holdings, Inc.	46,366	1,848

Real Estate Investment Trusts - 9.7%
Acadia Realty Trust	349,015	9,549
Agree Realty Corp.	195,381	10,050
American Assets Trust, Inc.	104,453	3,994
Capstead Mortgage Corp.	669,478	5,791
CBL & Associates Properties, Inc.	383,325	2,170
Chatham Lodging Trust	210,143	4,783
Chesapeake Lodging Trust	670,865	18,174
CorEnergy Infrastructure Trust, Inc.	45,511	1,739
Corporate Office Properties Trust	113,367	3,310
Cousins Properties, Inc.	837,459	7,746
DiamondRock Hospitality Co.	1,504,849	16,990
Education Realty Trust, Inc.	269,133	9,398
First Industrial Realty Trust, Inc.	431,109	13,567
Franklin Street Properties Corp.	822,771	8,837
GEO Group (The), Inc.	621,179	14,660
Healthcare Realty Trust, Inc.	485,569	15,596
Hersha Hospitality Trust	54,882	955
Independence Realty Trust, Inc.	200,537	2,023
Kite Realty Group Trust	155,903	3,056
LaSalle Hotel Properties	934,929	26,243
LTC Properties, Inc.	368,428	16,045
Mack-Cali Realty Corp.	376,796	8,124
Medical Properties Trust, Inc.	1,622,488	22,358
MFA Financial, Inc.	920,572	7,291
Monmouth Real Estate Investment Corp.	86,050	1,532
National Health Investors, Inc.	136,609	10,298
New Residential Investment Corp.	420,382	7,516
New York Mortgage Trust, Inc.	382,249	2,358
One Liberty Properties, Inc.	133,303	3,455
Pebblebrook Hotel Trust	188,486	7,006
Pennsylvania Real Estate Investment Trust	504,664	6,000
Physicians Realty Trust	518,900	9,335
Piedmont Office Realty Trust, Inc., Class A	356,886	6,999
PS Business Parks, Inc.	77,386	9,680
Ramco-Gershenson Properties Trust	837,223	12,332
RLJ Lodging Trust	895,889	19,683
Sabra Health Care REIT, Inc.	234,457	4,401
Select Income REIT	287,550	7,226
Sunstone Hotel Investors, Inc.	921,087	15,226
Washington Real Estate Investment Trust	215,797	6,716
Weingarten Realty Investors	181,735	5,974
Winthrop Realty Trust*	35,149	222

		368,408

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Recreational Facilities & Services - 0.6%
International Speedway Corp., Class A	353,392	$14,082
Marcus (The) Corp.	351,033	9,601

		23,683

Renewable Energy - 1.0%
Advanced Energy Industries, Inc.*	181,356	12,238
EnerSys	115,566	8,047
Green Plains, Inc.	306,621	5,166
Renewable Energy Group, Inc.*	162,920	1,922
REX American Resources Corp.*	119,104	9,861

		37,234

Retail - Consumer Staples - 0.3%
Ingles Markets, Inc., Class A	38,511	1,332
PriceSmart, Inc.	24,571	2,116
SpartanNash Co.	151,034	4,030
Village Super Market, Inc., Class A	42,693	979
Weis Markets, Inc.	29,675	1,228

		9,685

Retail - Discretionary - 3.0%
American Eagle Outfitters, Inc.	119,984	2,256
Barnes & Noble, Inc.	216,353	1,450
BMC Stock Holdings, Inc.*	282,396	7,145
Boot Barn Holdings, Inc.*	88,380	1,468
Caleres, Inc.	105,388	3,528
Children’s Place (The), Inc.	29,196	4,244
Citi Trends, Inc.	8,824	233
DSW, Inc., Class A	207,870	4,450
Ethan Allen Interiors, Inc.	370,954	10,609
Genesco, Inc.*	165,066	5,365
Group 1 Automotive, Inc.	273,997	19,446
Haverty Furniture Cos., Inc.	208,426	4,721
La-Z-Boy, Inc.	300,340	9,371
Office Depot, Inc.	2,484,829	8,796
Rush Enterprises, Inc., Class A*	268,873	13,661
Shoe Carnival, Inc.	273,131	7,306
Sonic Automotive, Inc., Class A	453,792	8,372

		112,421

Semiconductors - 1.1%
Amkor Technology, Inc.*	881,593	8,860
Cavium, Inc.*	27,963	2,344
Cirrus Logic, Inc.*	66,979	3,473
Cohu, Inc.	14,539	319
Diodes, Inc.*	133,664	3,832
FormFactor, Inc.*	100,355	1,571
II-VI, Inc.*	70,951	3,331
IXYS Corp.*	27,455	658
Photronics, Inc.*	524,680	4,473
Power Integrations, Inc.	38,985	2,867
Semtech Corp.*	55,322	1,892
Vishay Intertechnology, Inc.	206,683	4,289
Xcerra Corp.*	225,901	2,212
Xperi Corp.	61,591	1,503

		41,624

Software - 0.7%
Acxiom Corp.*	306,989	8,461
Blackbaud, Inc.	33,454	3,161
Digi International, Inc.*	112,030	1,070
Ebix, Inc.	62,685	4,968
KeyW Holding (The) Corp.*	208,926	1,226
Progress Software Corp.	156,728	6,672

		25,558

Specialty Finance - 2.7%
Air Lease Corp.	319,623	15,371
Aircastle Ltd.	805,800	18,848
Encore Capital Group, Inc.*	156,458	6,587
First American Financial Corp.	150,840	8,453
GATX Corp.	171,774	10,677
Marlin Business Services Corp.	18,758	420
Meta Financial Group, Inc.	6,486	601
MGIC Investment Corp.*	1,193,986	16,847
Nelnet, Inc., Class A	380,437	20,840
Ocwen Financial Corp.*	470,695	1,473
World Acceptance Corp.*	22,805	1,841

		101,958

Technology Services - 2.3%
CACI International, Inc., Class A*	183,802	24,326
Convergys Corp.	979,083	23,008
CSG Systems International, Inc.	35,930	1,575
Cubic Corp.	145,533	8,579
ICF International, Inc.*	73,788	3,874
ManTech International Corp., Class A	193,701	9,722
Perficient, Inc.*	189,839	3,620
Sykes Enterprises, Inc.*	139,334	4,382
TeleTech Holdings, Inc.	26,883	1,082
Virtusa Corp.*	127,127	5,604

		85,772

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2% continued
Telecom - 0.4%
Iridium Communications, Inc.*	611,036	$7,210
Shenandoah Telecommunications Co.	58,591	1,980
Telephone & Data Systems, Inc.	237,545	6,604

		15,794

Transportation & Logistics - 2.2%
ArcBest Corp.	83,273	2,977
Ardmore Shipping Corp.*	265,172	2,121
DHT Holdings, Inc.	384,202	1,379
Echo Global Logistics, Inc.*	122,972	3,443
Frontline Ltd.	828,718	3,804
Marten Transport Ltd.	171,818	3,488
Mobile Mini, Inc.	599,942	20,698
Navigator Holdings Ltd.*	238,573	2,350
Navios Maritime Acquisition Corp.	900,824	1,000
Roadrunner Transportation Systems, Inc.*	98,850	762
Saia, Inc.*	221,332	15,659
Ship Finance International Ltd.	1,311,764	20,332
Teekay Corp.	219,557	2,046
Teekay Tankers Ltd., Class A	1,031,250	1,444
Tsakos Energy Navigation Ltd.	453,832	1,775
Universal Logistics Holdings, Inc.	9,835	234

		83,512

Transportation Equipment - 0.4%
American Railcar Industries, Inc.	117,935	4,911
Greenbrier (The) Cos., Inc.	166,184	8,857

		13,768

Utilities - 6.6%
ALLETE, Inc.	314,326	23,373
Avista Corp.	542,505	27,934
El Paso Electric Co.	380,008	21,033
IDACORP, Inc.	337,548	30,838
NorthWestern Corp.	290,161	17,323
NRG Yield, Inc., Class A	33,432	630
ONE Gas, Inc.	218,681	16,021
Otter Tail Corp.	225,166	10,009
PNM Resources, Inc.	482,075	19,500
Portland General Electric Co.	379,881	17,315
SJW Group	9,722	621
South Jersey Industries, Inc.	101,688	3,176
Southwest Gas Holdings, Inc.	333,378	26,830
Spire, Inc.	186,153	13,989
WGL Holdings, Inc.	271,598	23,314

		251,906

Waste & Environment Services & Equipment - 0.6%
Cantel Medical Corp.	157,502	16,202
Tetra Tech, Inc.	128,592	6,192

		22,394

Total Common Stocks (Cost $2,511,324)		3,731,649

MASTER LIMITED PARTNERSHIPS - 0.2%
Asset Management - 0.2%
Compass Diversified Holdings	404,820	6,862

Total Master Limited Partnerships (Cost $5,477)		6,862

OTHER - 0.0%(1)
Escrow DLB Oil & Gas*	2,100	—
Escrow Gerber Scientific, Inc.*	264,734	—

Total Other (Cost $ — )		—

INVESTMENT COMPANIES - 1.1%
Northern Institutional Funds - U.S. Government Portfolio, 1.09%(2) (3)	42,388,165	42,388

Total Investment Companies (Cost $42,388)		42,388

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
1.08%, 2/1/18(4) (5)	$11,909	$11,896

Total Short-Term Investments (Cost $11,898)		11,896

Total Investments - 99.8% (Cost $2,571,087)		3,792,795

Other Assets less Liabilities - 0.2%		6,634

NET ASSETS - 100.0%		$3,799,429

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued	DECEMBER 31, 2017 (UNAUDITED)

(3)	7-day current yield as of December 31, 2017 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini Russell 2000 Index	494	$37,952	Long	3/18	$63
E-Mini S&P 500	133	17,795	Long	3/18	119

Total					$182

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.6%
Consumer Staples	2.8
Energy	6.4
Financials	29.4
Health Care	6.0
Industrials	14.3
Information Technology	9.9
Materials	5.3
Real Estate	9.2
Telecommunication Services	0.4
Utilities	6.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Real Estate Investment Trusts	$368,186	$222	$—	$368,408
All Other Industries(1)	3,363,241	—	—	3,363,241

Total Common Stocks	3,731,427	222	—	3,731,649

Master Limited Partnerships(1)	6,862	—	—	6,862
Investment Companies	42,388	—	—	42,388
Short-Term Investments	—	11,896	—	11,896

Total Investments	$3,780,677	$12,118	$—	$3,792,795

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$182	$—	$—	$182

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio*	$238,728	$164,575	$403,303	$428	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	132,407	90,019	130	42,388	42,388

Total	$238,728	$296,982	$493,322	$558	$42,388	42,388

*	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND	DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%
Aerospace & Defense - 4.1%
Boeing (The) Co.	1,101	$325
General Dynamics Corp.	52	10
Lockheed Martin Corp.	478	153
United Technologies Corp.	186	24

		512

Apparel & Textile Products - 0.1%
Michael Kors Holdings Ltd.*	52	3
NIKE, Inc., Class B	238	15

		18

Asset Management - 2.4%
Ameriprise Financial, Inc.	571	97
BlackRock, Inc.	31	16
Charles Schwab (The) Corp.	114	6
Franklin Resources, Inc.	1,682	73
Leucadia National Corp.	446	12
T. Rowe Price Group, Inc.	872	91

		295

Automotive - 0.5%
Aptiv PLC	582	49
Delphi Technologies PLC*	194	10

		59

Banking - 5.9%
Bank of America Corp.	3,614	107
Citigroup, Inc.	5,337	397
Comerica, Inc.	290	25
First Republic Bank	260	23
JPMorgan Chase & Co.	1,183	127
Signature Bank*	104	14
SVB Financial Group*	73	17
Zions Bancorporation	519	26

		736

Biotechnology & Pharmaceuticals - 5.4%
AbbVie, Inc.	281	27
Amgen, Inc.	83	14
Biogen, Inc.*	260	83
Bioverativ, Inc.*	125	7
Bristol-Myers Squibb Co.	281	17
Celgene Corp.*	104	11
Endo International PLC*	114	1
Gilead Sciences, Inc.	924	66
Johnson & Johnson	904	126
Mallinckrodt PLC*	31	1
Merck & Co., Inc.	3,925	221
Vertex Pharmaceuticals, Inc.*	634	95
Zoetis, Inc.	52	4

		673

Chemicals - 2.6%
3M Co.	1,122	264
Avery Dennison Corp.	488	56
PPG Industries, Inc.	21	3

		323

Commercial Services - 0.9%
Ecolab, Inc.	488	66
ManpowerGroup, Inc.	166	21
Robert Half International, Inc.	582	32

		119

Consumer Products - 5.9%
Brown-Forman Corp., Class B	63	4
Clorox (The) Co.	540	80
Coca-Cola (The) Co.	270	13
Colgate-Palmolive Co.	1,038	78
Conagra Brands, Inc.	238	9
Dr. Pepper Snapple Group, Inc.	467	45
Herbalife Ltd.*	114	8
Hershey (The) Co.	104	12
Kellogg Co.	841	57
Kimberly-Clark Corp.	508	61
PepsiCo, Inc.	1,724	207
Procter & Gamble (The) Co.	1,797	165

		739

Consumer Services - 0.1%
Graham Holdings Co., Class B	21	12

Distributors - Consumer Staples - 0.6%
Bunge Ltd.	1,038	69
Sysco Corp.	31	2

		71

Electrical Equipment - 2.3%
General Electric Co.	5,420	95
Ingersoll-Rand PLC	218	19
Lennox International, Inc.	166	34
Rockwell Automation, Inc.	467	92
Trimble, Inc.*	1,278	52

		292

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3% continued
Gaming, Lodging & Restaurants - 1.1%
Brinker International, Inc.	394	$15
Darden Restaurants, Inc.	654	63
Domino’s Pizza,Inc.	93	17
Hilton Grand Vacations, Inc.*	41	2
McDonald’s Corp.	208	36

		133

Hardware - 7.2%
Apple, Inc.	3,385	573
ARRIS International PLC*	1,267	33
Cisco Systems, Inc.	1,713	66
F5 Networks, Inc.*	134	18
HP, Inc.	3,156	66
Motorola Solutions, Inc.	841	76
NetApp, Inc.	374	21
Xerox Corp.	602	17
Zebra Technologies Corp., Class A*	342	35

		905

Health Care Facilities & Services - 5.0%
Aetna, Inc.	41	7
AmerisourceBergen Corp.	675	62
Anthem, Inc.	290	65
Cardinal Health, Inc.	1,194	73
Centene Corp.*	446	45
Express Scripts Holding Co.*	634	47
HCA Healthcare, Inc.*	498	44
Henry Schein, Inc.*	934	65
Humana, Inc.	260	65
McKesson Corp.	290	45
Patterson Cos., Inc.	1,869	68
UnitedHealth Group, Inc.	166	37

		623

Home & Office Products - 0.1%
Tempur Sealy International, Inc.*	156	10
Tupperware Brands Corp.	114	7

		17

Industrial Services - 0.3%
United Rentals, Inc.*	11	2
W.W. Grainger, Inc.	134	31

		33

Institutional Financial Services - 1.8%
Bank of New York Mellon (The) Corp.	1,008	54
Goldman Sachs Group (The), Inc.	550	140
Morgan Stanley	508	27
State Street Corp.	83	8

		229

Insurance - 3.6%
Aflac, Inc.	685	60
Allstate (The) Corp.	934	98
American International Group, Inc.	11	1
Aon PLC	467	62
Berkshire Hathaway, Inc., Class B*	634	126
Loews Corp.	134	7
Marsh & McLennan Cos., Inc.	73	6
Travelers (The) Cos., Inc.	644	87

		447

Iron & Steel - 0.4%
Nucor Corp.	861	55

Machinery - 0.9%
AGCO Corp.	73	5
Illinois Tool Works, Inc.	612	102
Toro (The) Co.	156	10

		117

Media - 4.7%
Alphabet, Inc., Class A*	63	66
Alphabet, Inc., Class C*	83	87
Comcast Corp., Class A	156	6
Discovery Communications, Inc., Class A*	1,330	30
Discovery Communications, Inc., Class C*	519	11
Groupon, Inc.*	582	3
Scripps Networks Interactive, Inc., Class A	757	65
Sirius XM Holdings, Inc.	6,105	33
Time Warner, Inc.	1,495	137
Twenty-First Century Fox, Inc., Class A	1,319	45
Twenty-First Century Fox, Inc., Class B	270	9
VeriSign, Inc.*	716	82
Walt Disney (The) Co.	145	16

		590

Medical Equipment & Devices - 3.4%
Agilent Technologies, Inc.	1,308	88
Hologic, Inc.*	986	42
IDEXX Laboratories, Inc.*	134	21
Medtronic PLC	145	12

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3% continued
Medical Equipment & Devices - 3.4% continued
Mettler-Toledo International, Inc.*	125	$77
OPKO Health, Inc.*	1,402	7
PerkinElmer, Inc.	571	42
Thermo Fisher Scientific, Inc.	654	124
Waters Corp.*	41	8

		421

Oil, Gas & Coal - 4.0%
ConocoPhillips	52	3
Exxon Mobil Corp. (New York Exchange)	1,319	111
Halliburton Co.	333	16
National Oilwell Varco, Inc.	696	25
ONEOK, Inc.	249	13
PBF Energy, Inc., Class A	2,565	91
Pioneer Natural Resources Co.	41	7
RPC, Inc.	820	21
Schlumberger Ltd.	1,651	111
Valero Energy Corp.	1,111	102
World Fuel Services Corp.	63	2

		502

Passenger Transportation - 0.1%
Delta Air Lines, Inc.	83	5
Southwest Airlines Co.	83	5

		10

Real Estate - 0.2%
Jones Lang LaSalle, Inc.	186	28

Real Estate Investment Trusts - 3.4%
American Tower Corp.	820	117
AvalonBay Communities, Inc.	342	61
Boston Properties, Inc.	385	50
Host Hotels & Resorts, Inc.	913	18
Kilroy Realty Corp.	301	23
Park Hotels & Resorts, Inc.	93	3
Prologis, Inc.	1,330	86
Public Storage	21	4
Simon Property Group, Inc.	156	27
UDR, Inc.	166	6
Welltower, Inc.	342	22
Weyerhaeuser Co.	353	12

		429

Retail - Consumer Staples - 0.4%
CVS Health Corp.	73	5
Kroger (The) Co.	1,495	41
Target Corp.	41	3

		49

Retail - Discretionary - 7.8%
Best Buy Co., Inc.	1,423	97
eBay, Inc.*	1,661	63
Foot Locker, Inc.	2,046	96
Gap (The), Inc.	1,371	47
Home Depot (The), Inc.	1,827	346
Kohl’s Corp.	249	14
Lowe’s Cos., Inc.	1,350	125
Ross Stores, Inc.	104	8
Tiffany & Co.	311	32
TJX (The) Cos., Inc.	582	45
Tractor Supply Co.	363	27
Williams-Sonoma, Inc.	1,443	75

		975

Semiconductors - 3.9%
Applied Materials, Inc.	789	40
Intel Corp.	706	33
KLA-Tencor Corp.	41	4
Lam Research Corp.	63	12
NVIDIA Corp.	634	123
QUALCOMM, Inc.	1,122	72
Texas Instruments, Inc.	1,901	198

		482

Software - 5.6%
Activision Blizzard, Inc.	426	27
Allscripts Healthcare Solutions, Inc.*	2,970	43
ANSYS, Inc.*	602	89
athenahealth, Inc.*	582	77
CA, Inc.	2,066	69
Citrix Systems, Inc.*	249	22
Electronic Arts, Inc.*	571	60
Intuit, Inc.	405	64
Manhattan Associates, Inc.*	363	18
Microsoft Corp.	1,174	100
salesforce.com, Inc.*	654	67
SS&C Technologies Holdings, Inc.	290	12
Veeva Systems, Inc., Class A*	177	10
VMware, Inc., Class A*	363	45

		703

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3% continued
Specialty Finance - 4.2%
Ally Financial, Inc.	737	$22
American Express Co.	1,443	143
Credit Acceptance Corp.*	31	10
Jack Henry & Associates, Inc.	104	12
Mastercard, Inc., Class A	1,817	275
Visa, Inc., Class A	333	38
Western Union (The) Co.	1,278	24

		524

Technology Services - 4.7%
Accenture PLC, Class A	1,194	183
Booz Allen Hamilton Holding Corp.	63	2
Broadridge Financial Solutions, Inc.	311	28
Cognizant Technology Solutions Corp., Class A	83	6
Conduent, Inc.*	488	8
FactSet Research Systems, Inc.	426	82
International Business Machines Corp.	1,142	175
S&P Global, Inc.	125	21
Teradata Corp.*	2,180	84

		589

Telecom - 1.0%
AT&T, Inc.	748	29
Sprint Corp.*	4,880	29
Verizon Communications, Inc.	1,205	64

		122

Transportation & Logistics - 1.9%
Expeditors International of Washington, Inc.	1,278	83
United Parcel Service, Inc., Class B	1,267	151

		234

Transportation Equipment - 0.7%
Allison Transmission Holdings, Inc.	114	5
Cummins, Inc.	498	88

		93

Utilities - 2.1%
CenterPoint Energy, Inc.	1,453	41
Consolidated Edison, Inc.	31	3
Edison International	1,017	64
Eversource Energy	602	38
NextEra Energy, Inc.	560	88
UGI Corp.	685	32

		266

Total Common Stocks (Cost $11,818)		12,425

INVESTMENT COMPANIES - 0.7%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(1) (2)	90,271	90

Total Investment Companies (Cost $90)		90

Total Investments - 100.0% (Cost $11,908)		12,515

Liabilities less Other Assets - (0.0%)		(2)

NET ASSETS - 100.0%		$12,513

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2017 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.2%
Consumer Staples	6.9
Energy	4.0
Financials	16.0
Health Care	14.9
Industrials	12.5
Information Technology	25.3
Materials	1.4
Real Estate	3.7
Telecommunication Services	1.0
Utilities	2.1

Total	100.0%

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common stocks(1)	$12,425	$—	$—	$12,425
Investment Companies	90	—	—	90

Total Investments	$12,515	$—	$—	$12,515

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

From the Fund’s commencement of operations on October 2, 2017 through December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications.

Transactions in affiliated investments from the Fund’s commencement of operations on October 2, 2017 through December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio**	$—	$11,888	$11,888	$—	*	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	1,952	1,862	—	*	90	90

Total	$—	$13,840	$13,750	$—	*	$90	90

*	Amount rounds to less than one thousand.
**	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND	DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%(1)
Australia - 6.8%
AGL Energy Ltd.	261,443	$4,962
Alumina Ltd.	944,611	1,789
Amcor Ltd.	456,826	5,489
AMP Ltd.	1,144,276	4,623
APA Group	431,799	2,802
Aristocrat Leisure Ltd.	217,946	4,016
ASX Ltd.	75,489	3,228
Aurizon Holdings Ltd.	805,770	3,115
AusNet Services	708,338	999
Australia & New Zealand Banking Group Ltd.	1,154,996	25,799
Bank of Queensland Ltd.	146,207	1,448
Bendigo & Adelaide Bank Ltd.	185,585	1,686
BGP Holdings PLC(2)	1,085,479	—
BHP Billiton Ltd.	1,262,250	29,055
BHP Billiton PLC	832,349	17,037
BlueScope Steel Ltd.	220,372	2,641
Boral Ltd.	474,227	2,874
Brambles Ltd.	625,103	4,900
Caltex Australia Ltd.	105,581	2,800
Challenger Ltd.	223,891	2,446
CIMIC Group Ltd.	38,795	1,556
Coca-Cola Amatil Ltd.	221,097	1,466
Cochlear Ltd.	22,294	2,976
Commonwealth Bank of Australia	680,727	42,545
Computershare Ltd.	184,647	2,347
Crown Resorts Ltd.	155,393	1,578
CSL Ltd.	177,915	19,582
Dexus	395,893	3,007
Domino’s Pizza Enterprises Ltd.	23,749	865
Flight Centre Travel Group Ltd.	19,289	665
Fortescue Metals Group Ltd.	612,717	2,328
Goodman Group	720,437	4,723
GPT Group (The)	699,421	2,784
Harvey Norman Holdings Ltd.	212,610	690
Healthscope Ltd.	661,641	1,083
Incitec Pivot Ltd.	690,288	2,099
Insurance Australia Group Ltd.	923,975	5,210
LendLease Group	221,073	2,815
Macquarie Group Ltd.	127,078	9,852
Medibank Pvt Ltd.	1,097,191	2,814
Mirvac Group	1,445,734	2,643
National Australia Bank Ltd.	1,055,814	24,288
Newcrest Mining Ltd.	299,635	5,324
Oil Search Ltd.	548,435	3,336
Orica Ltd.	148,753	2,099
Origin Energy Ltd.*	698,208	5,135
QBE Insurance Group Ltd.	535,464	4,456
Ramsay Health Care Ltd.	55,121	3,011
REA Group Ltd.	20,872	1,246
Santos Ltd.*	723,474	3,068
Scentre Group	2,085,112	6,805
SEEK Ltd.	137,211	2,031
Sonic Healthcare Ltd.	155,755	2,773
South32 Ltd.	683,909	1,869
South32 Ltd. (Athens Stock Exchange)	1,368,867	3,722
Stockland	940,764	3,291
Suncorp Group Ltd.	503,686	5,432
Sydney Airport	427,622	2,346
Tabcorp Holdings Ltd.	721,794	3,140
Telstra Corp. Ltd.	1,634,832	4,628
TPG Telecom Ltd.	140,719	721
Transurban Group	872,167	8,442
Treasury Wine Estates Ltd.	287,032	3,570
Vicinity Centres	1,362,176	2,894
Wesfarmers Ltd.	445,390	15,425
Westfield Corp.	774,980	5,743
Westpac Banking Corp.	1,334,312	32,568
Woodside Petroleum Ltd.	334,774	8,652
Woolworths Group Ltd.	508,074	10,814

		412,166

Austria - 0.3%
ANDRITZ A.G.	30,225	1,707
Erste Group Bank A.G.*	118,757	5,121
OMV A.G.	57,566	3,647
Raiffeisen Bank International A.G.*	57,705	2,090
voestalpine A.G.	45,109	2,696

		15,261

Belgium - 1.1%
Ageas	73,836	3,604
Anheuser-Busch InBev S.A./N.V.	299,548	33,412
Colruyt S.A.	24,003	1,249
Groupe Bruxelles Lambert S.A.	31,531	3,401
KBC Group N.V.	98,147	8,362
Proximus SADP	62,585	2,054
Solvay S.A., Class A	29,154	4,049
Telenet Group Holding N.V.*	19,843	1,381

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%(1) continued
Belgium - 1.1% continued
UCB S.A.	50,940	$4,037
Umicore S.A.	74,598	3,525

		65,074

Chile - 0.0%
Antofagasta PLC	153,818	2,085

China - 0.1%
Minth Group Ltd.	302,000	1,817
Yangzijiang Shipbuilding Holdings Ltd.	940,666	1,034

		2,851

Denmark - 1.8%
AP Moller - Maersk A/S, Class A	1,474	2,456
AP Moller - Maersk A/S, Class B	2,578	4,493
Carlsberg A/S, Class B	42,290	5,065
Chr Hansen Holding A/S	38,643	3,624
Coloplast A/S, Class B	46,341	3,675
Danske Bank A/S	295,925	11,504
DSV A/S	74,796	5,889
Genmab A/S*	22,804	3,781
H Lundbeck A/S	26,449	1,345
ISS A/S	65,264	2,518
Novo Nordisk A/S, Class B	733,173	39,405
Novozymes A/S, Class B	88,431	5,052
Orsted A/S(3)	74,126	4,038
Pandora A/S	41,867	4,556
TDC A/S	318,249	1,956
Tryg A/S	46,369	1,156
Vestas Wind Systems A/S	84,345	5,782
William Demant Holding A/S*	45,342	1,262

		107,557

Finland - 0.9%
Elisa OYJ	54,921	2,153
Fortum OYJ	177,957	3,523
Kone OYJ, Class B	132,436	7,107
Metso OYJ	46,701	1,593
Neste OYJ	49,725	3,182
Nokia OYJ (Helsinki Exchange)	2,296,572	10,727
Nokian Renkaat OYJ	45,799	2,074
Orion OYJ, Class B	39,435	1,469
Sampo OYJ, Class A	175,221	9,626
Stora Enso OYJ (Registered)	222,367	3,520
UPM-Kymmene OYJ	209,591	6,503
Wartsila OYJ Abp	58,160	3,665

		55,142

France - 10.2%
Accor S.A.	73,460	3,787
Aeroports de Paris	11,719	2,226
Air Liquide S.A.	167,825	21,108
Airbus S.E.	228,167	22,658
Alstom S.A.	59,151	2,455
Amundi S.A.(3)	24,016	2,033
Arkema S.A.	26,675	3,241
Atos S.E.	37,162	5,409
AXA S.A.	762,840	22,609
BioMerieux	16,735	1,499
BNP Paribas S.A.	442,122	32,971
Bollore S.A.	350,234	1,903
Bollore S.A. (Euronext Paris Exchange)*	1,845	10
Bouygues S.A.	85,198	4,426
Bureau Veritas S.A.	107,275	2,933
Capgemini S.E.	62,918	7,446
Carrefour S.A.	228,853	4,953
Casino Guichard Perrachon S.A.	20,505	1,242
Cie de Saint-Gobain	198,706	10,936
Cie Generale des Etablissements Michelin	67,579	9,680
CNP Assurances	65,798	1,518
Credit Agricole S.A.	448,693	7,412
Danone S.A.	237,341	19,898
Dassault Aviation S.A.	962	1,495
Dassault Systemes S.E.	50,972	5,414
Edenred	87,361	2,531
Eiffage S.A.	28,789	3,154
Electricite de France S.A.	232,781	2,904
Engie S.A.	714,476	12,276
Essilor International Cie Generale d’Optique S.A.	81,633	11,257
Eurazeo S.A.	16,848	1,554
Eurofins Scientific S.E.	4,293	2,614
Eutelsat Communications S.A.	68,953	1,592
Faurecia	29,324	2,287
Fonciere Des Regions	13,537	1,534
Gecina S.A.	18,928	3,492
Getlink S.E.	189,985	2,443
Hermes International	12,483	6,682
ICADE	12,407	1,219
Iliad S.A.	10,287	2,465
Imerys S.A.	13,315	1,254

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%(1) continued
France - 10.2% continued
Ingenico Group S.A.	23,954	$2,556
Ipsen S.A.	14,592	1,743
JCDecaux S.A.	28,114	1,133
Kering	29,752	14,026
Klepierre S.A.	85,911	3,778
Lagardere S.C.A.	45,861	1,469
Legrand S.A.	105,005	8,073
L’Oreal S.A.	99,038	21,940
LVMH Moet Hennessy Louis Vuitton S.E.	109,567	32,185
Natixis S.A.	368,832	2,918
Orange S.A.	784,777	13,618
Pernod Ricard S.A.	83,458	13,211
Peugeot S.A.	232,010	4,713
Publicis Groupe S.A.	82,674	5,617
Remy Cointreau S.A.	8,473	1,174
Renault S.A.	75,862	7,625
Rexel S.A.	123,746	2,244
Safran S.A.	130,977	13,468
Sanofi	446,818	38,473
Schneider Electric S.E.*	222,735	18,890
SCOR S.E.	67,667	2,723
SEB S.A.	8,667	1,606
SES S.A.	142,338	2,218
Societe BIC S.A.	10,998	1,209
Societe Generale S.A.	302,222	15,582
Sodexo S.A.	35,562	4,775
Suez	148,687	2,614
Teleperformance	22,506	3,221
Thales S.A.	41,624	4,479
TOTAL S.A.	932,692	51,462
Ubisoft Entertainment S.A.*	25,159	1,936
Unibail-Rodamco S.E.	39,178	9,870
Valeo S.A.	93,567	6,973
Veolia Environnement S.A.	185,881	4,743
Vinci S.A.	198,067	20,208
Vivendi S.A.	406,686	10,936
Wendel S.A.	11,647	2,018
Zodiac Aerospace	82,839	2,478

		616,425

Germany - 9.1%
adidas A.G.	74,060	14,784
Allianz S.E. (Registered)	176,612	40,447
Axel Springer S.E.	18,963	1,477
BASF S.E.	361,082	39,627
Bayer A.G. (Registered)	325,174	40,443
Bayerische Motoren Werke A.G.	130,700	13,576
Beiersdorf A.G.	39,298	4,606
Brenntag A.G.	60,517	3,817
Commerzbank A.G.*	418,547	6,278
Continental A.G.	43,429	11,725
Covestro A.G.(3)	47,510	4,885
Daimler A.G. (Registered)	379,113	32,191
Deutsche Bank A.G. (Registered)	813,234	15,433
Deutsche Boerse A.G.	75,592	8,762
Deutsche Lufthansa A.G. (Registered)	92,262	3,392
Deutsche Post A.G. (Registered)	381,889	18,142
Deutsche Telekom A.G. (Registered)	1,310,865	23,248
Deutsche Wohnen S.E.	139,449	6,080
Drillisch A.G.	20,932	1,728
E.ON S.E.	861,731	9,343
Evonik Industries A.G.	64,310	2,413
Fraport A.G. Frankfurt Airport Services Worldwide	16,542	1,820
Fresenius Medical Care A.G. & Co. KGaA	84,243	8,873
Fresenius S.E. & Co. KGaA	163,889	12,760
GEA Group A.G.	71,430	3,425
Hannover Rueck S.E.	23,613	2,963
HeidelbergCement A.G.	58,595	6,343
Henkel A.G. & Co. KGaA	41,002	4,922
HOCHTIEF A.G.	7,500	1,322
HUGO BOSS A.G.	24,270	2,059
Infineon Technologies A.G.	444,995	12,154
Innogy S.E.(3)	56,314	2,195
K+S A.G. (Registered)	72,710	1,811
KION Group A.G.	28,695	2,476
LANXESS A.G.	35,866	2,852
Linde A.G.*	73,917	17,292
MAN S.E.	13,468	1,542
Merck KGaA	50,958	5,488
METRO A.G.*	69,367	1,385
MTU Aero Engines A.G.	20,826	3,725
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	61,156	13,258
OSRAM Licht A.G.	39,215	3,511
ProSiebenSat.1 Media S.E.	90,915	3,130
RTL Group S.A.	14,647	1,176
RWE A.G.*	200,342	4,085

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%(1) continued
Germany - 9.1% continued
SAP S.E.	386,295	$43,315
Siemens A.G. (Registered)	300,778	41,733
Symrise A.G.	48,615	4,168
Telefonica Deutschland Holding A.G.	288,686	1,450
thyssenkrupp A.G.	171,084	4,968
TUI A.G. - CDI	82,086	1,691
TUI A.G. - CDI (London Exchange)	90,295	1,870
Uniper S.E.	79,468	2,479
United Internet A.G. (Registered)	47,963	3,299
Volkswagen A.G.	12,479	2,526
Vonovia S.E.	190,602	9,435
Wirecard A.G.	45,537	5,084
Zalando S.E.* (3)	43,100	2,271

		547,253

Hong Kong - 3.5%
AIA Group Ltd.	4,742,086	40,442
ASM Pacific Technology Ltd.	102,800	1,430
Bank of East Asia (The) Ltd.	493,611	2,136
BOC Hong Kong Holdings Ltd.	1,449,608	7,332
CK Asset Holdings Ltd.	1,013,138	8,856
CK Hutchison Holdings Ltd.	1,057,138	13,272
CK Infrastructure Holdings Ltd.	267,353	2,295
CLP Holdings Ltd.	639,514	6,544
First Pacific Co. Ltd.	749,539	509
Galaxy Entertainment Group Ltd.	923,148	7,382
Hang Lung Group Ltd.	373,000	1,372
Hang Lung Properties Ltd.	783,501	1,912
Hang Seng Bank Ltd.	298,879	7,410
Henderson Land Development Co. Ltd.	478,471	3,153
HK Electric Investments & HK Electric Investments Ltd.(3)	1,024,227	937
HKT Trust & HKT Ltd.	1,565,220	1,996
Hong Kong & China Gas Co. Ltd.	3,268,399	6,407
Hong Kong Exchanges & Clearing Ltd.	459,514	14,035
Hongkong Land Holdings Ltd.	456,900	3,213
Hysan Development Co. Ltd.	237,501	1,261
Jardine Matheson Holdings Ltd.	85,000	5,161
Jardine Strategic Holdings Ltd.	89,100	3,527
Kerry Properties Ltd.	246,703	1,110
Kingston Financial Group Ltd.	1,644,000	1,575
Li & Fung Ltd.	2,333,218	1,279
Link REIT	859,771	7,967
Melco Resorts & Entertainment Ltd. ADR	95,591	2,776
MGM China Holdings Ltd.	391,716	1,185
MTR Corp. Ltd.	606,307	3,553
New World Development Co. Ltd.	2,375,129	3,569
NWS Holdings Ltd.	598,011	1,077
PCCW Ltd.	1,617,926	940
Power Assets Holdings Ltd.	539,317	4,551
Sands China Ltd.	949,499	4,887
Shangri-La Asia Ltd.	480,574	1,086
Sino Land Co. Ltd.	1,237,633	2,191
SJM Holdings Ltd.	859,572	768
Sun Hung Kai Properties Ltd.	565,258	9,416
Swire Pacific Ltd., Class A	197,051	1,824
Swire Properties Ltd.	487,987	1,574
Techtronic Industries Co. Ltd.	549,833	3,584
WH Group Ltd.(3)	3,430,213	3,867
Wharf Holdings (The) Ltd.	480,766	1,662
Wharf Real Estate Investment Co. Ltd.*	480,766	3,200
Wheelock & Co. Ltd.	331,021	2,365
Wynn Macau Ltd.	608,946	1,919
Yue Yuen Industrial Holdings Ltd.	302,210	1,186

		209,693

Ireland - 0.6%
AerCap Holdings N.V.*	54,122	2,847
AIB Group PLC	315,590	2,083
Bank of Ireland Group PLC*	358,876	3,053
CRH PLC (Dublin Exchange)	330,435	11,888
DCC PLC	34,831	3,510
Irish Bank Resolution Corp. Ltd.* (2)	99,788	—
James Hardie Industries PLC - CDI	170,765	3,006
Kerry Group PLC, Class A	62,508	7,010
Paddy Power Betfair PLC (Dublin Exchange)	32,119	3,810
Ryanair Holdings PLC*	3,071	55
Ryanair Holdings PLC ADR*	5,723	596

		37,858

Israel - 0.5%
Azrieli Group Ltd.	16,303	912
Bank Hapoalim B.M.	415,709	3,056
Bank Leumi Le-Israel B.M.	565,616	3,407
Bezeq The Israeli Telecommunication Corp. Ltd.	799,151	1,208
Check Point Software Technologies Ltd.*	51,550	5,342
Elbit Systems Ltd.	8,927	1,192
Frutarom Industries Ltd.	15,605	1,465

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%(1) continued
Israel - 0.5% continued
Israel Chemicals Ltd.	177,677	$720
Mizrahi Tefahot Bank Ltd.	56,528	1,041
Nice Ltd.	23,002	2,099
Teva Pharmaceutical Industries Ltd. ADR	359,523	6,813

		27,255

Italy - 2.0%
Assicurazioni Generali S.p.A.	491,888	8,956
Atlantia S.p.A.	178,782	5,639
Davide Campari-Milano S.p.A.	239,535	1,852
Enel S.p.A.	3,187,493	19,592
Eni S.p.A.	998,420	16,511
Ferrari N.V.	25,164	2,640
Ferrari N.V. (New York Exchange)	23,010	2,412
Intesa Sanpaolo S.p.A.	5,306,321	17,599
Intesa Sanpaolo S.p.A. (RSP)	364,646	1,163
Leonardo S.p.A.	157,776	1,876
Luxottica Group S.p.A.	66,863	4,097
Mediobanca S.p.A.	231,155	2,618
Poste Italiane S.p.A.(3)	202,326	1,523
Prysmian S.p.A.	83,724	2,731
Recordati S.p.A.	39,524	1,756
Snam S.p.A.	904,086	4,427
Telecom Italia S.p.A.*	4,537,629	3,917
Telecom Italia S.p.A. (RSP)	2,331,682	1,665
Tenaris S.A.	185,481	2,928
Terna Rete Elettrica Nazionale S.p.A.	549,779	3,192
UniCredit S.p.A.*	788,116	14,682
UnipolSai Assicurazioni S.p.A.	370,766	865

		122,641

Japan - 23.6%
ABC-Mart, Inc.	13,300	763
Acom Co. Ltd.*	139,300	587
Aeon Co. Ltd.	245,800	4,151
AEON Financial Service Co. Ltd.	42,800	994
Aeon Mall Co. Ltd.	39,780	778
Air Water, Inc.	57,269	1,204
Aisin Seiki Co. Ltd.	71,400	4,012
Ajinomoto Co., Inc.	213,800	4,029
Alfresa Holdings Corp.	70,500	1,655
Alps Electric Co. Ltd.	80,700	2,297
Amada Holdings Co. Ltd.	129,900	1,766
ANA Holdings, Inc.	45,900	1,916
Aozora Bank Ltd.	49,100	1,911
Asahi Glass Co. Ltd.	78,000	3,374
Asahi Group Holdings Ltd.	151,700	7,521
Asahi Kasei Corp.	495,400	6,382
Asics Corp.	60,600	966
Astellas Pharma, Inc.	813,800	10,336
Bandai Namco Holdings, Inc.	81,200	2,656
Bank of Kyoto (The) Ltd.	22,794	1,186
Benesse Holdings, Inc.	26,400	927
Bridgestone Corp.	255,800	11,896
Brother Industries Ltd.	91,300	2,254
Calbee, Inc.	29,900	973
Canon, Inc.	417,900	15,563
Casio Computer Co. Ltd.	83,600	1,203
Central Japan Railway Co.	56,700	10,147
Chiba Bank (The) Ltd.	276,000	2,299
Chubu Electric Power Co., Inc.	255,100	3,168
Chugai Pharmaceutical Co. Ltd.	88,555	4,528
Chugoku Electric Power (The) Co., Inc.	102,400	1,099
Coca-Cola Bottlers Japan, Inc.	47,700	1,742
Concordia Financial Group Ltd.	479,100	2,893
Credit Saison Co. Ltd.	67,100	1,221
CYBERDYNE, Inc.*	42,100	725
Dai Nippon Printing Co. Ltd.	99,500	2,220
Daicel Corp.	102,300	1,164
Daifuku Co. Ltd.	39,700	2,160
Dai-ichi Life Holdings, Inc.	423,500	8,738
Daiichi Sankyo Co. Ltd.	222,900	5,805
Daikin Industries Ltd.	97,800	11,579
Daito Trust Construction Co. Ltd.	27,700	5,643
Daiwa House Industry Co. Ltd.	221,300	8,502
Daiwa House REIT Investment Corp.	594	1,411
Daiwa Securities Group, Inc.	636,000	3,991
DeNA Co. Ltd.	40,700	839
Denso Corp.	187,300	11,245
Dentsu, Inc.	87,018	3,671
Disco Corp.	11,700	2,576
Don Quijote Holdings Co. Ltd.	48,300	2,525
East Japan Railway Co.	128,812	12,558
Eisai Co. Ltd.	105,000	5,945
Electric Power Development Co. Ltd.	56,200	1,514
FamilyMart UNY Holdings Co. Ltd.	33,600	2,353
FANUC Corp.	76,100	18,284
Fast Retailing Co. Ltd.	20,900	8,334
Fuji Electric Co. Ltd.	220,000	1,655

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOC KS - 97.4%(1) continued
Japan - 23.6% continued
FUJIFILM Holdings Corp.	161,700	$6,602
Fujitsu Ltd.	772,000	5,472
Fukuoka Financial Group, Inc.	303,000	1,703
Hachijuni Bank (The) Ltd.	155,195	887
Hakuhodo DY Holdings, Inc.	100,100	1,302
Hamamatsu Photonics K.K.	55,770	1,868
Hankyu Hanshin Holdings, Inc.	95,400	3,833
Hikari Tsushin, Inc.	8,300	1,193
Hino Motors Ltd.	95,100	1,234
Hirose Electric Co. Ltd.	12,160	1,778
Hisamitsu Pharmaceutical Co., Inc.	23,500	1,423
Hitachi Chemical Co. Ltd.	39,100	1,005
Hitachi Construction Machinery Co. Ltd.	41,300	1,498
Hitachi High-Technologies Corp.	25,800	1,088
Hitachi Ltd.	1,896,000	14,749
Hitachi Metals Ltd.	79,800	1,141
Honda Motor Co. Ltd.	676,300	23,187
Hoshizaki Corp.	22,400	1,978
Hoya Corp.	152,900	7,640
Hulic Co. Ltd.	112,400	1,258
Idemitsu Kosan Co. Ltd.	53,000	2,121
IHI Corp.	60,400	2,011
Iida Group Holdings Co. Ltd.	56,664	1,068
Inpex Corp.	380,500	4,762
Isetan Mitsukoshi Holdings Ltd.	140,660	1,739
Isuzu Motors Ltd.	219,800	3,676
ITOCHU Corp.	587,600	10,971
J Front Retailing Co. Ltd.	94,200	1,772
Japan Airlines Co. Ltd.	45,100	1,765
Japan Airport Terminal Co. Ltd.	16,200	601
Japan Exchange Group, Inc.	209,500	3,629
Japan Post Bank Co. Ltd.	156,500	2,032
Japan Post Holdings Co. Ltd.	619,200	7,097
Japan Prime Realty Investment Corp.	315	1,001
Japan Real Estate Investment Corp.	510	2,422
Japan Retail Fund Investment Corp.	1,039	1,905
Japan Tobacco, Inc.	431,900	13,911
JFE Holdings, Inc.	208,300	5,005
JGC Corp.	76,800	1,483
JSR Corp.	71,400	1,406
JTEKT Corp.	82,900	1,425
JXTG Holdings, Inc.	1,210,297	7,820
Kajima Corp.	363,000	3,489
Kakaku.com, Inc.	48,300	817
Kamigumi Co. Ltd.	43,000	950
Kaneka Corp.	108,000	987
Kansai Electric Power (The) Co., Inc.	281,600	3,446
Kansai Paint Co. Ltd.	77,800	2,020
Kao Corp.	194,400	13,149
Kawasaki Heavy Industries Ltd.	57,200	2,005
KDDI Corp.	711,700	17,719
Keihan Holdings Co. Ltd.	37,000	1,088
Keikyu Corp.	90,200	1,731
Keio Corp.	44,200	1,944
Keisei Electric Railway Co. Ltd.	57,400	1,843
Keyence Corp.	38,178	21,317
Kikkoman Corp.	59,800	2,418
Kintetsu Group Holdings Co. Ltd.	73,800	2,822
Kirin Holdings Co. Ltd.	340,600	8,569
Kobe Steel Ltd.*	115,900	1,075
Koito Manufacturing Co. Ltd.	43,714	3,074
Komatsu Ltd.	362,700	13,138
Konami Holdings Corp.	35,500	1,951
Konica Minolta, Inc.	182,000	1,752
Kose Corp.	12,200	1,905
Kubota Corp.	414,200	8,111
Kuraray Co. Ltd.	138,900	2,622
Kurita Water Industries Ltd.	38,000	1,235
Kyocera Corp.	125,900	8,226
Kyowa Hakko Kirin Co. Ltd.	98,700	1,906
Kyushu Electric Power Co., Inc.	172,600	1,808
Kyushu Financial Group, Inc.	149,900	906
Kyushu Railway Co.	61,700	1,909
Lawson, Inc.	18,600	1,235
LINE Corp.*	16,600	679
Lion Corp.	86,200	1,627
LIXIL Group Corp.	103,200	2,790
M3, Inc.	82,500	2,888
Mabuchi Motor Co. Ltd.	18,500	999
Makita Corp.	88,600	3,710
Marubeni Corp.	650,200	4,721
Marui Group Co.Ltd.	77,700	1,420
Maruichi Steel Tube Ltd.	23,000	673
Mazda Motor Corp.	225,800	3,030
McDonald’s Holdings Co. Japan Ltd.	25,100	1,104
Mebuki Financial Group, Inc.	385,410	1,632
Medipal Holdings Corp.	64,000	1,253

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%(1) continued
Japan - 23.6% continued
MEIJI Holdings Co. Ltd.	48,126	$4,090
MINEBEA MITSUMI, Inc.	155,100	3,254
MISUMI Group, Inc.	112,400	3,257
Mitsubishi Chemical Holdings Corp.	560,700	6,156
Mitsubishi Corp.	593,800	16,411
Mitsubishi Electric Corp.	759,200	12,615
Mitsubishi Estate Co. Ltd.	491,200	8,535
Mitsubishi Gas Chemical Co., Inc.	70,200	2,020
Mitsubishi Heavy Industries Ltd.	126,400	4,719
Mitsubishi Materials Corp.	43,300	1,542
Mitsubishi Motors Corp.	254,000	1,836
Mitsubishi Tanabe Pharma Corp.	88,200	1,818
Mitsubishi UFJ Financial Group, Inc.	4,687,295	34,393
Mitsubishi UFJ Lease & Finance Co. Ltd.	163,400	973
Mitsui & Co. Ltd.	671,700	10,909
Mitsui Chemicals, Inc.	72,200	2,324
Mitsui Fudosan Co. Ltd.	350,600	7,860
Mitsui OSK Lines Ltd.	44,300	1,479
Mixi, Inc.	15,700	705
Mizuho Financial Group, Inc.	9,499,689	17,255
MS&AD Insurance Group Holdings, Inc.	186,543	6,316
Murata Manufacturing Co. Ltd.	75,197	10,050
Nabtesco Corp.	46,099	1,768
Nagoya Railroad Co. Ltd.	70,200	1,767
NEC Corp.	101,800	2,747
Nexon Co. Ltd.*	80,100	2,328
NGK Insulators Ltd.	99,200	1,871
NGK Spark Plug Co. Ltd.	65,100	1,583
NH Foods Ltd.	74,000	1,798
Nidec Corp.	93,600	13,139
Nikon Corp.	132,600	2,668
Nintendo Co. Ltd.	44,500	16,200
Nippon Building Fund, Inc.	519	2,539
Nippon Electric Glass Co. Ltd.	33,100	1,264
Nippon Express Co. Ltd.	31,200	2,072
Nippon Paint Holdings Co. Ltd.	63,300	1,995
Nippon Prologis REIT, Inc.	754	1,594
Nippon Steel & Sumitomo Metal Corp.	299,061	7,676
Nippon Telegraph & Telephone Corp.	271,556	12,778
Nippon Yusen K.K.*	60,500	1,474
Nissan Chemical Industries Ltd.	46,900	1,869
Nissan Motor Co. Ltd.	914,100	9,116
Nisshin Seifun Group, Inc.	74,105	1,494
Nissin Foods Holdings Co. Ltd.	24,100	1,757
Nitori Holdings Co. Ltd.	31,500	4,491
Nitto Denko Corp.	64,900	5,769
NOK Corp.	36,300	846
Nomura Holdings, Inc.	1,429,300	8,440
Nomura Real Estate Holdings, Inc.	47,600	1,067
Nomura Real Estate Master Fund, Inc.	1,560	1,937
Nomura Research Institute Ltd.	53,174	2,470
NSK Ltd.	150,300	2,367
NTT Data Corp.	256,400	3,043
NTT DOCOMO, Inc.	535,500	12,650
Obayashi Corp.	253,200	3,062
Obic Co. Ltd.	26,200	1,926
Odakyu Electric Railway Co. Ltd.	115,400	2,466
Oji Holdings Corp.	338,000	2,247
Olympus Corp.	114,900	4,399
Omron Corp.	75,900	4,521
Ono Pharmaceutical Co. Ltd.	165,900	3,861
Oracle Corp. Japan	14,600	1,211
Oriental Land Co. Ltd.	85,500	7,795
ORIX Corp.	519,400	8,782
Osaka Gas Co. Ltd.	149,200	2,872
Otsuka Corp.	21,100	1,616
Otsuka Holdings Co. Ltd.	153,615	6,727
Panasonic Corp.	867,300	12,701
Park24 Co. Ltd.	46,700	1,117
Persol Holdings Co. Ltd.	72,500	1,818
Pola Orbis Holdings, Inc.	35,400	1,239
Rakuten, Inc.	366,500	3,352
Recruit Holdings Co. Ltd.	432,400	10,739
Renesas Electronics Corp.*	204,400	2,366
Resona Holdings, Inc.	868,610	5,191
Ricoh Co. Ltd.	275,900	2,564
Rinnai Corp.	12,800	1,159
Rohm Co. Ltd.	37,800	4,164
Ryohin Keikaku Co. Ltd.	9,700	3,020
Sankyo Co. Ltd.	14,700	462
Santen Pharmaceutical Co. Ltd.	147,000	2,308
SBI Holdings, Inc.	75,660	1,579
Secom Co. Ltd.	82,400	6,223
Sega Sammy Holdings, Inc.	61,800	766
Seibu Holdings, Inc.	92,800	1,753
Seiko Epson Corp.	113,700	2,677
Sekisui Chemical Co. Ltd.	161,800	3,244

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%(1) continued
Japan - 23.6% continued
Sekisui House Ltd.	231,500	$4,177
Seven & i Holdings Co. Ltd.	295,900	12,290
Seven Bank Ltd.	257,500	882
Sharp Corp.*	59,100	2,018
Shimadzu Corp.	101,400	2,302
Shimamura Co. Ltd.	8,300	913
Shimano, Inc.	28,900	4,066
Shimizu Corp.	214,400	2,212
Shin-Etsu Chemical Co. Ltd.	152,800	15,498
Shinsei Bank Ltd.	59,700	1,028
Shionogi & Co. Ltd.	116,400	6,293
Shiseido Co. Ltd.	149,200	7,192
Shizuoka Bank (The) Ltd.	196,000	2,026
Showa Shell Sekiyu K.K.	73,600	1,000
SMC Corp.	22,500	9,265
SoftBank Group Corp.	324,300	25,621
Sohgo Security Services Co. Ltd.	26,800	1,457
Sompo Holdings, Inc.	138,745	5,349
Sony Corp.	496,900	22,320
Sony Financial Holdings, Inc.	69,600	1,233
Stanley Electric Co. Ltd.	54,600	2,218
Start Today Co. Ltd.	72,900	2,217
Subaru Corp.	241,700	7,652
SUMCO Corp.	94,300	2,398
Sumitomo Chemical Co. Ltd.	632,000	4,545
Sumitomo Corp.	466,900	7,914
Sumitomo Dainippon Pharma Co. Ltd.	63,000	936
Sumitomo Electric Industries Ltd.	297,700	5,023
Sumitomo Heavy Industries Ltd.	44,400	1,881
Sumitomo Metal Mining Co. Ltd.	98,800	4,533
Sumitomo Mitsui Financial Group, Inc.	528,542	22,828
Sumitomo Mitsui Trust Holdings, Inc.	130,919	5,199
Sumitomo Realty & Development Co. Ltd.	141,000	4,628
Sumitomo Rubber Industries Ltd.	71,800	1,334
Sundrug Co. Ltd.	28,100	1,307
Suntory Beverage & Food Ltd.	53,900	2,397
Suruga Bank Ltd.	64,800	1,386
Suzuken Co. Ltd.	30,636	1,261
Suzuki Motor Corp.	135,000	7,819
Sysmex Corp.	62,898	4,953
T&D Holdings, Inc.	211,100	3,612
Taiheiyo Cement Corp.	49,100	2,120
Taisei Corp.	80,500	4,004
Taisho Pharmaceutical Holdings Co. Ltd.	13,700	1,091
Taiyo Nippon Sanso Corp.	45,300	633
Takashimaya Co. Ltd.	113,000	1,188
Takeda Pharmaceutical Co. Ltd.	279,300	15,813
TDK Corp.	52,300	4,175
Teijin Ltd.	72,900	1,625
Terumo Corp.	126,700	5,987
THK Co. Ltd.	50,300	1,884
Tobu Railway Co. Ltd.	75,300	2,431
Toho Co. Ltd.	42,100	1,458
Toho Gas Co. Ltd.	29,200	800
Tohoku Electric Power Co., Inc.	176,100	2,253
Tokio Marine Holdings, Inc.	266,200	12,150
Tokyo Electric Power Co. Holdings, Inc.*	561,700	2,224
Tokyo Electron Ltd.	61,600	11,034
Tokyo Gas Co. Ltd.	156,000	3,563
Tokyo Tatemono Co. Ltd.	80,000	1,079
Tokyu Corp.	210,900	3,360
Tokyu Fudosan Holdings Corp.	191,800	1,386
Toppan Printing Co. Ltd.	204,000	1,843
Toray Industries, Inc.	576,900	5,441
Toshiba Corp.*	2,564,000	7,207
Tosoh Corp.	118,200	2,681
TOTO Ltd.	55,600	3,278
Toyo Seikan Group Holdings Ltd.	62,800	1,008
Toyo Suisan Kaisha Ltd.	32,900	1,403
Toyoda Gosei Co. Ltd.	22,400	568
Toyota Industries Corp.	64,500	4,146
Toyota Motor Corp.	1,025,744	65,684
Toyota Tsusho Corp.	82,500	3,316
Trend Micro, Inc.	46,700	2,645
Tsuruha Holdings, Inc.	15,000	2,034
Unicharm Corp.	157,900	4,105
United Urban Investment Corp.	1,185	1,704
USS Co. Ltd.	84,300	1,783
West Japan Railway Co.	64,800	4,727
Yahoo Japan Corp.	577,900	2,650
Yakult Honsha Co. Ltd.	35,300	2,661
Yamada Denki Co. Ltd.	237,190	1,305
Yamaguchi Financial Group, Inc.	85,000	1,010
Yamaha Corp.	65,200	2,391
Yamaha Motor Co. Ltd.	112,700	3,690

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%(1) continued
Japan - 23.6% continued
Yamato Holdings Co. Ltd.	139,100	$2,800
Yamazaki Baking Co. Ltd.	51,105	995
Yaskawa Electric Corp.	99,300	4,339
Yokogawa Electric Corp.	87,800	1,678
Yokohama Rubber (The) Co. Ltd.	44,400	1,089

		1,420,631

Mexico - 0.0%
Fresnillo PLC	85,785	1,656

Netherlands - 4.7%
ABN AMRO Group N.V. - CVA(3)	165,334	5,320
Aegon N.V.	701,285	4,469
Akzo Nobel N.V.	99,177	8,675
Altice N.V., Class A*	203,295	2,127
ArcelorMittal*	260,008	8,420
ASML Holding N.V.	152,296	26,422
Boskalis Westminster	34,442	1,298
EXOR N.V.	43,730	2,680
Heineken Holding N.V.	45,275	4,473
Heineken N.V.	101,934	10,625
ING Groep N.V.	1,529,834	28,150
Koninklijke Ahold Delhaize N.V.	504,793	11,079
Koninklijke DSM N.V.	71,311	6,798
Koninklijke KPN N.V.	1,348,045	4,703
Koninklijke Philips N.V.	370,109	14,002
Koninklijke Vopak N.V.	26,232	1,151
NN Group N.V.	120,356	5,204
NXP Semiconductors N.V.*	135,668	15,885
QIAGEN N.V.*	84,181	2,629
Randstad Holding N.V.	46,698	2,865
Royal Dutch Shell PLC, Class A	318	11
Royal Dutch Shell PLC, Class A (London Exchange)	1,771,348	59,299
Royal Dutch Shell PLC, Class B	1,470,941	49,610
Wolters Kluwer N.V.	118,574	6,175

		282,070

New Zealand - 0.2%
Auckland International Airport Ltd.	370,669	1,701
Fisher & Paykel Healthcare Corp. Ltd.	220,577	2,237
Fletcher Building Ltd.	276,265	1,487
Mercury NZ Ltd.	266,378	635
Meridian Energy Ltd.	544,696	1,128
Ryman Healthcare Ltd.	156,360	1,173
Spark New Zealand Ltd.	695,133	1,788

		10,149

Norway - 0.6%
DNB ASA	384,877	7,116
Gjensidige Forsikring ASA	76,946	1,451
Marine Harvest ASA*	162,871	2,757
Norsk Hydro ASA	525,579	3,974
Orkla ASA	318,503	3,377
Schibsted ASA, Class B	32,729	868
Statoil ASA	453,458	9,701
Telenor ASA	295,244	6,324
Yara International ASA	69,323	3,173

		38,741

Portugal - 0.1%
Banco Espirito Santo S.A. (Registered)* (2)	882,815	—
EDP - Energias de Portugal S.A.	927,287	3,210
Galp Energia SGPS S.A.	201,349	3,699
Jeronimo Martins SGPS S.A.	96,863	1,881

		8,790

Singapore - 1.3%
Ascendas Real Estate Investment Trust	982,979	1,999
CapitaLand Commercial Trust	985,036	1,421
CapitaLand Ltd.	1,034,550	2,726
CapitaLand Mall Trust	988,000	1,573
City Developments Ltd.	153,600	1,428
ComfortDelGro Corp. Ltd.	862,900	1,276
DBS Group Holdings Ltd.	705,070	13,055
Genting Singapore PLC	2,332,380	2,279
Global Logistic Properties Ltd.	1,079,939	2,719
Golden Agri-Resources Ltd.	2,458,692	680
Hutchison Port Holdings Trust, Class U	1,940,400	805
Jardine Cycle & Carriage Ltd.	36,973	1,124
Keppel Corp. Ltd.	590,150	3,232
Oversea-Chinese Banking Corp. Ltd.	1,237,844	11,436
SATS Ltd.	265,200	1,029
Sembcorp Industries Ltd.	372,744	843
Singapore Airlines Ltd.	209,934	1,672
Singapore Exchange Ltd.	311,900	1,731
Singapore Press Holdings Ltd.	602,295	1,192
Singapore Technologies Engineering Ltd.	599,100	1,458

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%(1) continued
Singapore - 1.3% continued
Singapore Telecommunications Ltd.	3,212,825	$8,575
StarHub Ltd.	211,500	451
Suntec Real Estate Investment Trust	1,052,600	1,690
United Overseas Bank Ltd.	526,149	10,380
UOL Group Ltd.	185,880	1,232
Wilmar International Ltd.	620,200	1,430

		77,436

South Africa - 0.1%
Investec PLC	259,504	1,867
Mediclinic International PLC (London Exchange)	146,815	1,282
Mondi PLC	143,109	3,731

		6,880

Spain - 3.1%
Abertis Infraestructuras S.A.	272,533	6,064
ACS Actividades de Construccion y Servicios S.A.	94,449	3,695
Aena S.M.E. S.A.(3)	26,545	5,374
Amadeus IT Group S.A.	172,165	12,392
Banco Bilbao Vizcaya Argentaria S.A.	2,627,578	22,367
Banco de Sabadell S.A.	2,093,232	4,143
Banco Santander S.A.	6,353,570	41,663
Bankia S.A.	393,671	1,879
Bankinter S.A.	261,569	2,476
CaixaBank S.A.	1,405,307	6,536
Enagas S.A.	88,996	2,546
Endesa S.A.	124,266	2,658
Ferrovial S.A.	196,995	4,465
Gas Natural SDG S.A.	135,343	3,123
Grifols S.A.	116,563	3,408
Iberdrola S.A.	2,228,251	17,244
Industria de Diseno Textil S.A.	429,460	14,937
Mapfre S.A.	421,577	1,352
Red Electrica Corp. S.A.	173,725	3,895
Repsol S.A.	479,105	8,467
Siemens Gamesa Renewable Energy S.A.	88,699	1,215
Telefonica S.A.	1,786,039	17,390

		187,289

Sweden - 2.6%
Alfa Laval AB	114,191	2,692
Assa Abloy AB, Class B	398,833	8,276
Atlas Copco AB, Class A	263,743	11,359
Atlas Copco AB, Class B	153,159	5,858
Boliden AB	107,238	3,653
Electrolux AB, Class B	93,984	3,023
Essity AB, Class B*	237,552	6,727
Getinge AB, Class B	96,444	1,393
Hennes & Mauritz AB, Class B	377,905	7,787
Hexagon AB, Class B	101,381	5,070
Husqvarna AB, Class B	161,121	1,532
ICA Gruppen AB	29,954	1,087
Industrivarden AB, Class C	66,458	1,637
Investor AB, Class B	179,580	8,167
Kinnevik AB, Class B	91,832	3,097
L E Lundbergforetagen AB, Class B	14,370	1,073
Lundin Petroleum AB	72,168	1,651
Millicom International Cellular S.A. SDR	27,445	1,853
Nordea Bank AB	1,195,448	14,468
Sandvik AB	443,745	7,757
Securitas AB, Class B	126,864	2,210
Skandinaviska Enskilda Banken AB, Class A	594,284	6,962
Skanska AB, Class B	133,173	2,755
SKF AB, Class B	147,645	3,274
Svenska Handelsbanken AB, Class A	602,734	8,228
Swedbank AB, Class A	357,741	8,612
Swedish Match AB	70,886	2,790
Tele2 AB, Class B	138,207	1,697
Telefonaktiebolaget LM Ericsson, Class B	1,200,726	7,871
Telia Co. AB	1,038,573	4,623
Volvo AB, Class B	612,098	11,389

		158,571

Switzerland - 8.6%
ABB Ltd. (Registered)	724,758	19,382
Adecco Group A.G. (Registered)	64,153	4,903
Baloise Holding A.G. (Registered)	19,552	3,043
Barry Callebaut A.G. (Registered)*	825	1,719
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	403	2,461
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	41	2,965
Cie Financiere Richemont S.A. (Registered)	205,352	18,593
Clariant A.G. (Registered)*	89,102	2,488
Coca-Cola HBC A.G. - CDI*	71,267	2,318
Credit Suisse Group A.G. (Registered)*	955,718	17,012

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%(1) continued
Switzerland - 8.6% continued
Dufry A.G. (Registered)*	13,801	$2,052
EMS-Chemie Holding A.G. (Registered)	3,335	2,226
Ferguson PLC	99,473	7,118
Geberit A.G. (Registered)	14,609	6,428
Givaudan S.A. (Registered)	3,625	8,361
Glencore PLC*	4,811,894	25,317
Julius Baer Group Ltd.*	87,431	5,345
Kuehne + Nagel International A.G. (Registered)	21,665	3,829
LafargeHolcim Ltd. (Registered)*	125,534	7,073
LafargeHolcim Ltd. (Registered) (Euronext Paris Exchange)*	53,665	3,023
Lonza Group A.G. (Registered)*	29,297	7,914
Nestle S.A. (Registered)	1,223,193	105,112
Novartis A.G. (Registered)	874,352	73,919
Pargesa Holding S.A. (Bearer)	15,979	1,384
Partners Group Holding A.G.	6,795	4,656
Roche Holding A.G. (Genusschein)	276,176	69,857
Schindler Holding A.G. (Participation Certificate)	16,349	3,763
Schindler Holding A.G. (Registered)	7,839	1,773
SGS S.A. (Registered)	2,101	5,477
Sika A.G. (Bearer)	844	6,690
Sonova Holding A.G. (Registered)	20,428	3,189
STMicroelectronics N.V.	249,464	5,418
Straumann Holding A.G. (Registered)	4,111	2,902
Swatch Group (The) A.G. (Bearer)	12,182	4,966
Swatch Group (The) A.G. (Registered)	21,472	1,641
Swiss Life Holding A.G. (Registered)*	12,654	4,479
Swiss Prime Site A.G. (Registered)*	28,170	2,599
Swiss Re A.G.	123,969	11,604
Swisscom A.G. (Registered)	10,070	5,353
UBS Group A.G. (Registered)*	1,439,761	26,454
Vifor Pharma A.G.	18,724	2,399
Zurich Insurance Group A.G.	59,575	18,118

		515,323

United Kingdom - 15.2%
3i Group PLC	382,515	4,715
Admiral Group PLC	77,659	2,094
Anglo American PLC	525,158	10,976
Ashtead Group PLC	197,055	5,259
Associated British Foods PLC	140,499	5,341
AstraZeneca PLC	497,585	34,146
Auto Trader Group PLC(3)	378,552	1,797
Aviva PLC	1,591,534	10,877
Babcock International Group PLC	94,994	900
BAE Systems PLC	1,254,819	9,651
Barclays PLC	6,708,026	18,290
Barratt Developments PLC	400,787	3,502
Berkeley Group Holdings (The) PLC	49,815	2,821
BP PLC	7,759,993	54,727
British American Tobacco PLC	901,519	60,844
British Land (The) Co. PLC	382,860	3,572
BT Group PLC	3,321,176	12,160
Bunzl PLC	134,028	3,748
Burberry Group PLC	170,398	4,120
Capita PLC	276,527	1,495
Centrica PLC	2,227,431	4,124
CNH Industrial N.V.	401,923	5,373
Cobham PLC*	925,156	1,572
Coca-Cola European Partners PLC (New York Exchange)	87,067	3,470
Compass Group PLC	623,560	13,483
ConvaTec Group PLC(3)	536,195	1,482
Croda International PLC	53,008	3,165
Diageo PLC	990,134	36,237
Direct Line Insurance Group PLC	536,582	2,765
easyJet PLC	60,977	1,205
Experian PLC	366,816	8,062
Fiat Chrysler Automobiles N.V.	176,180	3,141
Fiat Chrysler Automobiles N.V. (New York Exchange)*	246,814	4,403
G4S PLC	598,817	2,153
GKN PLC	668,593	2,871
GlaxoSmithKline PLC	1,934,640	34,220
Hammerson PLC	312,918	2,310
Hargreaves Lansdown PLC	100,051	2,434
HSBC Holdings PLC	7,901,288	81,486
IMI PLC	106,871	1,913
Imperial Brands PLC	377,445	16,130
InterContinental Hotels Group PLC	71,228	4,531
International Consolidated Airlines Group S.A. - CDI	248,832	2,157
Intertek Group PLC	63,351	4,438
ITV PLC	1,418,097	3,157
J Sainsbury PLC	624,688	2,034
John Wood Group PLC	260,821	2,280
Johnson Matthey PLC	74,726	3,090

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%(1) continued
United Kingdom - 15.2% continued
Kingfisher PLC	863,993	$3,939
Land Securities Group PLC	291,476	3,953
Legal & General Group PLC	2,356,127	8,673
Lloyds Banking Group PLC	28,318,892	25,931
London Stock Exchange Group PLC	123,594	6,328
Marks & Spencer Group PLC	650,583	2,759
Meggitt PLC	295,253	1,912
Merlin Entertainments PLC(3)	282,308	1,380
Micro Focus International PLC	170,882	5,799
National Grid PLC	1,314,578	15,442
Next PLC	57,517	3,522
Old Mutual PLC (London Exchange)	1,945,732	6,085
Pearson PLC	322,809	3,200
Persimmon PLC	121,833	4,499
Prudential PLC	1,016,959	26,146
Randgold Resources Ltd.	36,765	3,647
Reckitt Benckiser Group PLC	262,900	24,557
RELX N.V.	377,791	8,685
RELX PLC (London Exchange)	419,756	9,834
Rio Tinto Ltd.	167,019	9,857
Rio Tinto PLC	485,601	25,629
Rolls-Royce Holdings PLC*	658,587	7,495
Royal Bank of Scotland Group PLC*	1,392,836	5,195
Royal Mail PLC	354,332	2,165
RSA Insurance Group PLC	399,217	3,402
Sage Group (The) PLC	426,202	4,580
Schroders PLC	48,120	2,276
Segro PLC	387,688	3,071
Severn Trent PLC	90,852	2,651
Sky PLC*	408,422	5,569
Smith & Nephew PLC	343,324	5,941
Smiths Group PLC	157,704	3,155
SSE PLC	392,473	6,992
St. James’s Place PLC	206,630	3,415
Standard Chartered PLC*	1,296,282	13,641
Standard Life Aberdeen PLC	1,057,814	6,232
Taylor Wimpey PLC	1,278,513	3,562
Tesco PLC	3,223,228	9,102
Travis Perkins PLC	97,356	2,058
Unilever N.V. - CVA	640,386	35,980
Unilever PLC	496,545	27,508
United Utilities Group PLC	266,600	2,984
Vodafone Group PLC	10,484,910	33,123
Weir Group (The) PLC	86,625	2,474
Whitbread PLC	71,608	3,867
Wm Morrison Supermarkets PLC	869,253	2,580
Worldpay Group PLC(3)	781,334	4,478
WPP PLC	500,907	9,078

		919,072

United States - 0.4%
Carnival PLC	74,031	4,868
Shire PLC	357,538	18,545

		23,413

Total Common Stocks (Cost $4,526,975)		5,871,282

PREFERRED STOCKS - 0.6%(1)
Germany - 0.6%
Bayerische Motoren Werke A.G.,
4.76%(4)	20,958	1,871
FUCHS PETROLUB S.E.,
2.00%(4)	26,757	1,415
Henkel A.G. & Co. KGaA,
1.48%(4)	70,171	9,265
Porsche Automobil Holding S.E.,
1.45%(4)	59,649	4,993
Schaeffler A.G.,
3.54%(4)	62,495	1,103
Volkswagen A.G.,
1.24%(4)	73,018	14,552

		33,199

Total Preferred Stocks (Cost $24,090)		33,199

RIGHTS - 0.0%
Spain - 0.0%
Repsol S.A.*	494,676	225

Total Rights (Cost $226)		225

INVESTMENT COMPANIES - 1.9%
iShares MSCI EAFE ETF	667,537	46,934
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(5) (6)	68,020,642	68,021

Total Investment Companies (Cost $114,113)		114,955

Total Investments - 99.9% (Cost $4,665,404)		6,019,661

Other Assets less Liabilities - 0.1%		8,933

NET ASSETS - 100.0%		$6,028,594

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2017 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2017, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Bank of Montreal	United States Dollar	3,100	British Pound	2,306	03/21/18	$21
Bank of Montreal	United States Dollar	2,600	Euro	2,175	03/21/18	23
BNP	United States Dollar	1,102	Australian Dollar	1,437	03/21/18	20
BNY Mellon	United States Dollar	2	Danish Krone	10	03/21/18	—	*
BNY Mellon	United States Dollar	690	Euro	573	03/21/18	1
BNY Mellon	United States Dollar	883	Swedish Krona	7,399	03/21/18	23
Goldman Sachs	United States Dollar	2,700	Australian Dollar	3,522	03/21/18	47
Goldman Sachs	United States Dollar	600	Danish Krone	3,736	03/21/18	5
Goldman Sachs	United States Dollar	600	Japanese Yen	67,637	03/22/18	3
Goldman Sachs	United States Dollar	300	Norwegian Krone	2,511	03/21/18	7
Goldman Sachs	United States Dollar	300	Singapore Dollar	403	03/21/18	1
Goldman Sachs	United States Dollar	800	Swedish Krona	6,660	03/21/18	16
Morgan Stanley	Hong Kong Dollar	100	United States Dollar	13	03/21/18	—	*
Morgan Stanley	United States Dollar	11,230	Euro	9,444	03/21/18	157
Morgan Stanley	United States Dollar	1,700	Hong Kong Dollar	13,277	03/21/18	2
Morgan Stanley	United States Dollar	163	Singapore Dollar	220	03/21/18	1
Morgan Stanley	United States Dollar	11	Swiss Franc	10	03/21/18	—	*
Societe Generale	United States Dollar	8,788	British Pound	6,525	03/21/18	46
Toronto-Dominion Bank	United States Dollar	570	Australian Dollar	731	03/21/18	1
Toronto-Dominion Bank	United States Dollar	1,500	British Pound	1,113	03/21/18	7
Toronto-Dominion Bank	United States Dollar	3,070	Euro	2,559	03/21/18	15
Toronto-Dominion Bank	United States Dollar	420	Japanese Yen	47,228	03/22/18	1
Toronto-Dominion Bank	United States Dollar	220	Swedish Krona	1,806	03/21/18	1
Toronto-Dominion Bank	United States Dollar	730	Swiss Franc	711	03/21/18	3

Subtotal Appreciation						401

BNP	Euro	422	United States Dollar	500	03/21/18	(9)
BNY Mellon	United States Dollar	540	Japanese Yen	60,553	03/22/18	—	*
BNY Mellon	United States Dollar	11,381	Japanese Yen	1,272,496	03/22/18	(40)
Morgan Stanley	British Pound	1,863	United States Dollar	2,500	03/21/18	(22)

Subtotal Depreciation						(71)

Total						$330

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

At December 31, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Euro Stoxx 50 (Euro)	800	$33,529	Long	03/18	$(678)
FTSE 100 Index (British Pound)	155	15,984	Long	03/18	455
Hang Seng Index (Hong Kong Dollar)	12	2,300	Long	01/18	29
SPI 200 Index (Australian Dollar)	53	6,224	Long	03/18	21
Topix Index (Japanese Yen)	128	20,641	Long	03/18	323

Total					$150

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.2%
Consumer Staples	11.1
Energy	5.3
Financials	21.8
Health Care	10.0
Industrials	14.5
Information Technology	6.4
Materials	8.1
Real Estate	3.6
Telecommunication Services	3.9
Utilities	3.1

Total	100.0%

At December 31, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	31.9%
Japanese Yen	23.9
British Pound	17.6
Swiss Franc	7.9
Australian Dollar	6.8
All other currencies less than 5%	11.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Hong Kong	$5,976	$203,717	$—	$209,693
Ireland	5,526	32,332	—	37,858
Israel	12,155	15,100	—	27,255
Italy	2,412	120,229	—	122,641
Netherlands	15,885	266,185	—	282,070
South Africa	3,731	3,149	—	6,880
United Kingdom	7,873	911,199	—	919,072
All Other Countries(1)	—	4,265,813	—	4,265,813

Total Common Stocks	53,558	5,817,724	—	5,871,282

Preferred Stocks(1)	—	33,199	—	33,199
Rights(1)	225	—	—	225
Investment Companies	114,955	—	—	114,955

Total Investments	$168,738	$5,850,923	$—	$6,019,661

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency
Exchange Contracts	$—	$401	$—	$401
Futures Contracts	828	—	—	828
Liabilities
Forward Foreign Currency Exchange Contracts	—	(71)	—	(71)
Futures Contracts	(678)	—	—	(678)

Total Other Financial Instruments	$150	$330	$—	$480

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Italy	$31,375	Valuations at official close price with foreign fair value adjustment
Netherlands	2,629	Valuations at official close price with foreign fair value adjustment
Germany	178,701	Valuations at official close price with foreign fair value adjustment
Preferred Stocks
Germany	6,408	Valuations at official close price with foreign fair value adjustment

Total	$219,113

At December 31, 2017, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
South Africa	$3,731	Valuations at official close price

Total	$3,731

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued	DECEMBER 31, 2017 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/17 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/17 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/17 (000S)
Common Stocks
Portugal	$9	$—	$(9)	$—	$—	$—	$—	$—	$(9)

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio*	$8,207	$697,276	$705,483	$168	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	264,099	196,078	64	68,021	68,021

Total	$8,207	$961,375	$901,561	$232	$68,021	68,021

*	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

EQUITY INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND	DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5%(1)
Brazil - 4.4%
Ambev S.A.	2,358,160	$15,284
Ambev S.A. ADR	260,254	1,681
Atacadao Distribuicao Comercio e Industria Ltda.*	214,200	982
B3 S.A. - Brasil Bolsa Balcao*	1,148,282	7,871
Banco Bradesco S.A.*	514,449	4,906
Banco do Brasil S.A.*	483,044	4,616
Banco Santander Brasil S.A.	199,536	1,940
Banco Santander Brasil S.A. ADR	28,083	272
BB Seguridade Participacoes S.A.	384,901	3,300
BR Malls Participacoes S.A.	450,390	1,727
BRF S.A.*	253,320	2,851
CCR S.A.	666,600	3,238
Centrais Eletricas Brasileiras S.A.*	117,800	668
Cia de Saneamento Basico do Estado de Sao Paulo*	187,971	1,958
Cia Energetica de Minas Gerais (B3 Stock Exchange)*	72,856	152
Cia Siderurgica Nacional S.A.*	339,890	846
Cielo S.A.	686,639	4,848
Cosan S.A. Industria e Comercio	89,347	1,115
EDP - Energias do Brasil S.A.*	167,339	704
Embraer S.A.	362,062	2,159
Engie Brasil Energia S.A.	89,638	957
Equatorial Energia S.A.	108,814	2,151
Fibria Celulose S.A.	136,917	2,013
Hypermarcas S.A.	190,058	2,061
JBS S.A.	443,736	1,311
Klabin S.A.	323,041	1,705
Kroton Educacional S.A.	778,152	4,309
Localiza Rent a Car S.A.*	272,487	1,811
Lojas Renner S.A.	401,414	4,280
M Dias Branco S.A.*	56,400	885
Multiplan Empreendimentos Imobiliarios S.A.*	46,446	991
Natura Cosmeticos S.A.	95,514	950
Odontoprev S.A.	148,850	712
Petroleo Brasileiro S.A.*	1,507,778	7,724
Petroleo Brasileiro S.A. ADR*	76,267	785
Porto Seguro S.A.*	62,408	684
Qualicorp S.A.	124,400	1,161
Raia Drogasil S.A.*	130,707	3,606
Rumo S.A.*	599,300	2,333
Sul America S.A.	114,785	645
Suzano Papel e Celulose S.A.*	242,800	1,368
TIM Participacoes S.A.	462,236	1,789
Transmissora Alianca de Energia Eletrica S.A.	104,700	672
Ultrapar Participacoes S.A.	203,424	4,609
Vale S.A.*	1,701,469	20,738
Vale S.A. ADR*	58,910	720
WEG S.A.	309,280	2,242

		134,330

Chile - 1.1%
AES Gener S.A.	1,571,229	520
Aguas Andinas S.A., Class A	1,457,245	965
Banco de Chile	13,693,003	2,194
Banco de Credito e Inversiones	24,368	1,694
Banco Santander Chile	35,781,721	2,802
Banco Santander Chile ADR	1,400	44
Cencosud S.A.	805,580	2,378
Cia Cervecerias Unidas S.A.	81,842	1,227
Colbun S.A.	4,364,823	1,003
Empresa Nacional de Telecomunicaciones S.A.	80,136	900
Empresas CMPC S.A.	687,176	2,335
Empresas COPEC S.A.	252,413	3,985
Enel Americas S.A.	16,119,951	3,589
Enel Americas S.A. ADR	3,072	34
Enel Chile S.A.	10,602,675	1,254
Enel Chile S.A. ADR	3,072	18
Enel Generacion Chile S.A.	1,674,384	1,515
Enel Generacion Chile S.A. ADR	3,800	102
Itau CorpBanca	86,302,545	785
Latam Airlines Group S.A.	166,288	2,356
S.A.C.I. Falabella	407,853	4,066

		33,766

China - 25.5%
3SBio, Inc.* (2)	550,000	1,078
58.com, Inc. ADR*	51,342	3,675
AAC Technologies Holdings, Inc.	409,000	7,274
Agile Group Holdings Ltd.	850,000	1,290
Agricultural Bank of China Ltd., Class H	14,604,367	6,796
Air China Ltd., Class H	980,705	1,188
Alibaba Group Holding Ltd. ADR*	639,272	110,230
Aluminum Corp. of China Ltd., Class H*	2,137,435	1,531
Anhui Conch Cement Co. Ltd., Class H	700,075	3,292
ANTA Sports Products Ltd.	592,432	2,687

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5%(1) continued
China - 25.5% continued
Autohome, Inc. ADR*	28,649	$1,853
AviChina Industry & Technology Co. Ltd., Class H	1,123,313	598
Baidu, Inc. ADR*	152,037	35,609
Bank of China Ltd., Class H	44,079,652	21,630
Bank of Communications Co. Ltd., Class H	4,943,117	3,664
Beijing Capital International Airport Co. Ltd., Class H	816,000	1,227
BYD Co. Ltd., Class H	362,699	3,148
BYD Electronic International Co. Ltd.	369,500	805
CGN Power Co. Ltd., Class H(2)	5,806,000	1,572
China Cinda Asset Management Co. Ltd., Class H	4,852,000	1,776
China CITIC Bank Corp. Ltd., Class H	4,911,286	3,076
China Communications Construction Co. Ltd., Class H	2,430,287	2,760
China Communications Services Corp. Ltd., Class H	1,317,035	881
China Conch Venture Holdings Ltd.	891,500	2,062
China Construction Bank Corp., Class H	46,651,693	42,911
China Everbright Bank Co. Ltd., Class H	1,466,000	684
China Everbright International Ltd.	1,352,000	1,931
China Evergrande Group*	1,833,411	6,279
China Galaxy Securities Co. Ltd., Class H	1,798,500	1,326
China Huarong Asset Management Co. Ltd., Class H(2)	5,708,000	2,688
China Huishan Dairy Holdings Co. Ltd.*	1,922,380	103
China Life Insurance Co. Ltd., Class H	4,138,544	12,920
China Longyuan Power Group Corp. Ltd., Class H	1,737,473	1,235
China Medical System Holdings Ltd.	756,000	1,762
China Mengniu Dairy Co. Ltd.*	1,547,870	4,602
China Merchants Bank Co. Ltd., Class H	2,175,433	8,657
China Minsheng Banking Corp. Ltd., Class H	3,049,212	3,050
China Molybdenum Co. Ltd., Class H	2,061,000	1,316
China National Building Material Co. Ltd., Class H	1,566,000	1,394
China Oilfield Services Ltd., Class H	998,757	973
China Pacific Insurance Group Co. Ltd., Class H	1,472,337	7,042
China Petroleum & Chemical Corp., Class H	14,208,628	10,411
China Railway Construction Corp. Ltd., Class H	1,067,500	1,237
China Railway Group Ltd., Class H	2,193,827	1,623
China Resources Pharmaceutical Group Ltd.(2)	1,040,500	1,348
China Shenhua Energy Co. Ltd., Class H	1,910,136	4,941
China Southern Airlines Co. Ltd., Class H	1,020,530	1,054
China Telecom Corp. Ltd., Class H	7,638,339	3,634
China Vanke Co. Ltd., Class H	652,472	2,598
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,343,434	949
CITIC Securities Co. Ltd., Class H	1,295,000	2,663
CNOOC Ltd.	9,927,433	14,272
Country Garden Holdings Co. Ltd.	2,996,303	5,693
CRRC Corp. Ltd., Class H	2,283,991	2,441
CSPC Pharmaceutical Group Ltd.	2,626,000	5,302
Ctrip.com International Ltd. ADR*	218,960	9,656
Dongfeng Motor Group Co. Ltd., Class H	1,493,169	1,807
ENN Energy Holdings Ltd.	415,279	2,946
Fosun International Ltd.	1,421,865	3,140
Fuyao Glass Industry Group Co. Ltd., Class H(2)	275,200	1,159
Geely Automobile Holdings Ltd.	2,744,641	9,418
GF Securities Co. Ltd., Class H	741,200	1,488
GOME Retail Holdings Ltd.	5,717,970	688
Great Wall Motor Co. Ltd., Class H	1,698,296	1,944
Guangzhou Automobile Group Co. Ltd., Class H	1,153,760	2,725
Guangzhou R&F Properties Co. Ltd., Class H	522,814	1,179
Haitian International Holdings Ltd.	350,000	1,053
Haitong Securities Co. Ltd., Class H	1,843,633	2,671
Hengan International Group Co. Ltd.	407,898	4,527
Huaneng Power International, Inc., Class H	2,306,501	1,446
Huaneng Renewables Corp. Ltd., Class H	2,616,357	884
Huatai Securities Co. Ltd., Class H(2)	892,000	1,771
Industrial & Commercial Bank of China Ltd., Class H	40,895,023	32,794
JD.com, Inc. ADR*	365,000	15,118

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5%(1) continued
China - 25.5% continued
Jiangsu Expressway Co. Ltd., Class H	652,000	$993
Jiangxi Copper Co. Ltd., Class H	699,000	1,108
Kingsoft Corp. Ltd.	426,903	1,416
Lenovo Group Ltd.	3,964,000	2,237
Longfor Properties Co. Ltd.	806,731	2,021
Meitu, Inc.* (2)	707,000	984
Momo,Inc.ADR*	59,359	1,453
NetEase, Inc. ADR	44,069	15,207
New China Life Insurance Co. Ltd., Class H	426,752	2,903
New Oriental Education & Technology Group, Inc. ADR	75,026	7,053
People’s Insurance Co. Group of China (The) Ltd., Class H	3,817,535	1,874
PetroChina Co. Ltd., Class H	11,777,438	8,219
PICC Property & Casualty Co. Ltd., Class H	2,582,906	4,955
Ping An Insurance Group Co. of China Ltd., Class H	2,890,406	30,084
Semiconductor Manufacturing International Corp.*	1,544,000	2,662
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,052,116	764
Shanghai Electric Group Co. Ltd., Class H*	1,560,000	642
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	263,000	1,687
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	491,234	710
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	381,300	1,030
Shenzhou International Group Holdings Ltd.	424,000	4,027
Sihuan Pharmaceutical Holdings Group Ltd.	2,114,000	760
SINA Corp.	31,426	3,152
Sino-Ocean Group Holding Ltd.	1,631,048	1,122
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,930,005	1,099
Sinopharm Group Co. Ltd., Class H	679,514	2,927
SOHO China Ltd.	1,146,778	671
Sunac China Holdings Ltd.	1,156,000	4,765
Sunny Optical Technology Group Co. Ltd.	398,625	5,050
TAL Education Group ADR	161,435	4,796
Tencent Holdings Ltd.	3,161,168	163,417
Tingyi Cayman Islands Holding Corp.	1,078,435	2,096
TravelSky Technology Ltd., Class H	507,000	1,519
Tsingtao Brewery Co. Ltd., Class H	201,767	1,040
Vipshop Holdings Ltd. ADR*	224,945	2,636
Want Want China Holdings Ltd.	2,757,870	2,307
Weibo Corp. ADR*	25,515	2,640
Weichai Power Co. Ltd., Class H	1,059,812	1,161
Yanzhou Coal Mining Co. Ltd., Class H	999,138	1,165
Yum China Holdings, Inc.	213,770	8,555
YY, Inc. ADR*	23,745	2,685
Zhejiang Expressway Co. Ltd., Class H	799,294	879
Zhuzhou CRRC Times Electric Co. Ltd., Class H	301,474	1,958
Zijin Mining Group Co. Ltd., Class H	3,154,162	1,190
ZTE Corp., Class H*	389,117	1,454

		784,228

Colombia - 0.3%
Bancolombia S.A.	124,625	1,250
Cementos Argos S.A.	255,760	988
Ecopetrol S.A.	2,589,433	1,895
Ecopetrol S.A. ADR	5,700	83
Grupo Argos S.A.	162,411	1,137
Grupo de Inversiones Suramericana S.A.	128,783	1,739
Interconexion Electrica S.A. ESP	211,443	1,006

		8,098

Czech Republic - 0.2%
CEZ A.S.	88,611	2,066
Komercni banka A.S.	41,376	1,776
Moneta Money Bank A.S.(2)	267,380	1,033
O2 Czech Republic A.S.	34,886	453

		5,328

Egypt - 0.1%
Commercial International Bank Egypt S.A.E.	571,344	2,489
Egyptian Financial Group-Hermes Holding Co. S.A.E.	270,426	358
Global Telecom Holding S.A.E.*	1,187,366	496

		3,343

Greece - 0.3%
Alpha Bank A.E.*	753,345	1,615
Eurobank Ergasias S.A.*	1,000,059	1,020
FF Group*	18,664	425

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5%(1) continued
Greece - 0.3% continued
Hellenic Telecommunications Organization S.A.	138,388	$1,909
JUMBO S.A.	57,608	1,028
National Bank of Greece S.A.*	2,975,273	1,133
OPAP S.A.	122,191	1,537
Piraeus Bank S.A.*	148,248	546
Titan Cement Co. S.A.	24,953	685

		9,898

Hong Kong - 3.5%
Alibaba Health Information Technology Ltd.*	1,784,000	900
Alibaba Pictures Group Ltd.*	6,900,000	927
Beijing Enterprises Holdings Ltd.	275,771	1,631
Beijing Enterprises Water Group Ltd.*	2,647,886	2,049
Brilliance China Automotive Holdings Ltd.	1,701,944	4,522
China Everbright Ltd.	507,110	1,131
China Gas Holdings Ltd.	953,495	2,630
China Jinmao Holdings Group Ltd.	2,025,791	889
China Merchants Port Holdings Co. Ltd.	701,413	1,836
China Mobile Ltd. (Hong Kong Exchange)	3,405,008	34,466
China Overseas Land & Investment Ltd.	2,143,695	6,900
China Resources Beer Holdings Co. Ltd.	890,948	3,198
China Resources Gas Group Ltd.	487,958	1,763
China Resources Land Ltd.	1,559,432	4,580
China Resources Power Holdings Co. Ltd.	1,059,735	1,973
China State Construction International Holdings Ltd.	1,099,600	1,534
China Taiping Insurance Holdings Co. Ltd.	912,904	3,402
China Unicom Hong Kong Ltd.*	3,362,494	4,551
CITIC Ltd.	3,268,803	4,714
COSCO SHIPPING Ports Ltd.	900,400	937
Far East Horizon Ltd.	1,082,000	923
Fullshare Holdings Ltd.*	3,765,000	1,734
GCL-Poly Energy Holdings Ltd.*	7,161,810	1,276
Guangdong Investment Ltd.	1,622,514	2,172
Haier Electronics Group Co. Ltd.*	692,000	1,895
Kingboard Chemical Holdings Ltd.	350,000	1,889
Kunlun Energy Co. Ltd.	1,781,230	1,856
Lee & Man Paper Manufacturing Ltd.	858,000	1,014
Nine Dragons Paper Holdings Ltd.	885,923	1,419
Shanghai Industrial Holdings Ltd.	273,043	783
Shimao Property Holdings Ltd.	642,903	1,399
Sino Biopharmaceutical Ltd.	2,515,000	4,451
Sun Art Retail Group Ltd.	1,296,000	1,368

		106,712

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	203,092	2,357
OTP Bank PLC	133,465	5,513
Richter Gedeon Nyrt.	78,683	2,060

		9,930

India - 8.6%
ACC Ltd.	24,076	664
Adani Ports & Special Economic Zone Ltd.	413,521	2,623
Ambuja Cements Ltd.	326,342	1,391
Ashok Leyland Ltd.	637,611	1,187
Asian Paints Ltd.	163,549	2,968
Aurobindo Pharma Ltd.	146,136	1,575
Axis Bank Ltd.	937,134	8,279
Bajaj Auto Ltd.	47,991	2,502
Bajaj Finance Ltd.	90,883	2,500
Bajaj Finserv Ltd.	20,749	1,700
Bharat Forge Ltd.	113,938	1,305
Bharat Heavy Electricals Ltd.	464,584	670
Bharat Petroleum Corp. Ltd.	429,684	3,481
Bharti Airtel Ltd.	674,458	5,581
Bharti Infratel Ltd.	357,372	2,122
Bosch Ltd.	3,985	1,255
Britannia Industries Ltd.	15,577	1,148
Cadila Healthcare Ltd.	111,555	758
Cipla Ltd.	191,024	1,816
Coal India Ltd.	373,805	1,540
Container Corp. of India Ltd.	21,979	474
Dabur India Ltd.	287,877	1,574
Dr. Reddy’s Laboratories Ltd.	48,576	1,834
Dr. Reddy’s Laboratories Ltd. ADR	15,005	564
Eicher Motors Ltd.	7,535	3,576
GAIL India Ltd.	277,549	2,167
Glenmark Pharmaceuticals Ltd.	77,460	720
Godrej Consumer Products Ltd.	130,313	2,038
Grasim Industries Ltd.	180,733	3,292
Havells India Ltd.	135,553	1,191
HCL Technologies Ltd.	313,710	4,377
Hero MotoCorp Ltd.	27,191	1,612
Hindalco Industries Ltd.	665,589	2,852

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5%(1) continued
India - 8.6% continued
Hindustan Petroleum Corp. Ltd.	334,584	$2,193
Hindustan Unilever Ltd.	362,740	7,758
Housing Development Finance Corp. Ltd.	839,545	22,469
ICICI Bank Ltd.	1,065,385	5,224
ICICI Bank Ltd. ADR	131,467	1,279
Idea Cellular Ltd.*	785,871	1,327
IDFC Bank Ltd.	718,584	611
Indiabulls Housing Finance Ltd.	175,070	3,278
Indian Oil Corp. Ltd.	320,078	1,948
Infosys Ltd.	915,159	14,922
Infosys Ltd. ADR	105,433	1,710
ITC Ltd.	1,903,865	7,840
JSW Steel Ltd.	462,765	1,955
Larsen & Toubro Ltd.	263,011	5,185
Larsen & Toubro Ltd. GDR (Registered)	4,310	83
LIC Housing Finance Ltd.	161,688	1,425
Lupin Ltd.	120,246	1,665
Mahindra & Mahindra Financial Services Ltd.	151,521	1,123
Mahindra & Mahindra Ltd.	418,988	4,920
Marico Ltd.	246,227	1,244
Maruti Suzuki India Ltd.	59,019	8,982
Motherson Sumi Systems Ltd.	344,783	2,049
Nestle India Ltd.	12,606	1,554
NTPC Ltd.	940,405	2,608
Oil & Natural Gas Corp.Ltd.	702,384	2,147
Petronet LNG Ltd.	245,930	980
Piramal Enterprises Ltd.	42,700	1,915
Power Finance Corp. Ltd.	352,147	672
Reliance Industries Ltd.	1,252,260	18,066
Reliance Industries Ltd. GDR(2)	95,568	2,726
Rural Electrification Corp. Ltd.	375,276	916
Shree Cement Ltd.	4,565	1,295
Shriram Transport Finance Co. Ltd.	80,218	1,857
Siemens Ltd.	39,811	772
State Bank of India	971,119	4,704
Sun Pharmaceutical Industries Ltd.	539,637	4,813
Tata Consultancy Services Ltd.	255,823	10,825
Tata Motors Ltd.*	872,876	5,871
Tata Motors Ltd. ADR*	3,339	110
Tata Motors Ltd., Class A (Differential Voting Rights)*	204,333	776
Tata Power (The) Co. Ltd.	596,277	873
Tata Steel Ltd.	164,502	1,887
Tech Mahindra Ltd.	257,471	2,031
Titan Co. Ltd.	170,957	2,293
UltraTech Cement Ltd.	48,282	3,263
United Spirits Ltd.*	31,555	1,816
UPL Ltd. (National Stock Exchange of India)	195,271	2,332
Vakrangee Ltd.	230,082	1,513
Vedanta Ltd.	838,455	4,322
Wipro Ltd.	550,916	2,711
Wipro Ltd. ADR	31,080	170
Yes Bank Ltd.	952,649	4,696
Zee Entertainment Enterprises Ltd.	291,461	2,656

		263,696

Indonesia - 2.2%
Adaro Energy Tbk PT	7,819,920	1,069
AKR Corporindo Tbk PT	997,500	466
Astra International Tbk PT	11,310,360	6,914
Bank Central Asia Tbk PT	5,499,192	8,864
Bank Danamon Indonesia Tbk PT	1,810,443	926
Bank Mandiri Persero Tbk PT	10,460,910	6,161
Bank Negara Indonesia Persero Tbk PT	4,254,809	3,101
Bank Rakyat Indonesia Persero Tbk PT	30,985,590	8,296
Bank Tabungan Negara Persero Tbk PT	2,342,800	616
Bumi Serpong Damai Tbk PT	4,046,700	507
Charoen Pokphand Indonesia Tbk PT	4,071,035	900
Gudang Garam Tbk PT	261,715	1,616
Hanjaya Mandala Sampoerna Tbk PT	5,066,300	1,767
Indocement Tunggal Prakarsa Tbk PT	1,001,603	1,623
Indofood CBP Sukses Makmur Tbk PT	1,250,900	820
Indofood Sukses Makmur Tbk PT	2,399,971	1,347
Jasa Marga Persero Tbk PT	1,133,627	534
Kalbe Farma Tbk PT	11,553,980	1,440
Matahari Department Store Tbk PT	1,349,973	992
Pakuwon Jati Tbk PT	11,510,000	581
Perusahaan Gas Negara Persero Tbk	6,043,012	778
Semen Indonesia Persero Tbk PT	1,618,555	1,181
Surya Citra Media Tbk PT	3,060,900	558
Telekomunikasi Indonesia Persero Tbk PT	28,093,462	9,144
Tower Bersama Infrastructure Tbk PT	1,065,300	504
Unilever Indonesia Tbk PT	844,228	3,478
United Tractors Tbk PT	932,371	2,430

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5%(1) continued
Indonesia - 2.2% continued
Waskita Karya Persero Tbk PT	2,638,100	$431
XL Axiata Tbk PT*	1,813,575	396

		67,440

Malaysia - 2.3%
AirAsia Bhd.	811,000	672
Alliance Bank Malaysia Bhd.	545,500	550
AMMB Holdings Bhd.	934,037	1,018
Astro Malaysia Holdings Bhd.	871,400	571
Axiata Group Bhd.	1,477,018	1,999
British American Tobacco Malaysia Bhd.	76,500	756
CIMB Group Holdings Bhd.	2,502,519	4,044
Dialog Group Bhd.	1,668,244	1,035
DiGi.Com Bhd.	1,753,400	2,210
Felda Global Ventures Holdings Bhd.	801,200	335
Gamuda Bhd.	956,700	1,171
Genting Bhd.	1,302,600	2,958
Genting Malaysia Bhd.	1,652,000	2,298
Genting Plantations Bhd.	124,100	322
HAP Seng Consolidated Bhd.	330,000	779
Hartalega Holdings Bhd.	367,000	968
Hong Leong Bank Bhd.	363,198	1,529
Hong Leong Financial Group Bhd.	121,228	536
IHH Healthcare Bhd.	1,122,700	1,626
IJM Corp. Bhd.	1,589,040	1,197
IOI Corp. Bhd.	1,234,440	1,385
IOI Properties Group Bhd.	869,760	397
Kuala Lumpur Kepong Bhd.	262,350	1,620
Malayan Banking Bhd.	2,371,470	5,737
Malaysia Airports Holdings Bhd.	451,293	983
Maxis Bhd.	1,133,151	1,683
MISC Bhd.	732,860	1,344
Nestle Malaysia Bhd.	33,600	855
Petronas Chemicals Group Bhd.	1,325,400	2,519
Petronas Dagangan Bhd.	132,100	792
Petronas Gas Bhd.	391,600	1,691
PPB Group Bhd.	270,500	1,152
Press Metal Aluminium Holdings Bhd.	713,300	948
Public Bank Bhd.	1,624,561	8,337
RHB Bank Bhd.	423,146	522
RHB Capital Bhd.* (3)	297,992	—
Sapura Energy Bhd.	2,142,400	375
Sime Darby Bhd.	1,271,428	693
Sime Darby Plantation Bhd.*	1,315,328	1,950
Sime Darby Property Bhd.*	1,315,328	579
SP Setia Bhd. Group	592,500	585
Telekom Malaysia Bhd.	601,986	936
Tenaga Nasional Bhd.	1,897,950	7,145
UMW Holdings Bhd.*	263,000	338
Westports Holdings Bhd.	533,900	489
YTL Corp. Bhd.	2,428,395	822
YTL Power International Bhd.	1,016,953	324

		70,775

Mexico - 2.9%
Alfa S.A.B. de C.V., Series A	1,705,580	1,878
America Movil S.A.B. de C.V., Series L	18,681,606	16,095
Arca Continental S.A.B. de C.V.	244,584	1,694
Cemex S.A.B. de C.V., Series CPO*	8,150,778	6,098
Coca-Cola Femsa S.A.B. de C.V., Series L	274,422	1,914
El Puerto de Liverpool S.A.B. de C.V., Series C1	102,970	651
Fibra Uno Administracion S.A. de C.V.	1,707,101	2,526
Fomento Economico Mexicano S.A.B.de C.V., Series UBD	1,083,877	10,194
Gentera S.A.B. de C.V.	534,472	444
Gruma S.A.B. de C.V., Series B	117,255	1,487
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Series B	196,752	2,021
Grupo Aeroportuario del Sureste S.A.B.de C.V., Series B	114,350	2,086
Grupo Bimbo S.A.B. de C.V., Series A	902,728	2,000
Grupo Carso S.A.B. de C.V., Series A1	246,073	811
Grupo Financiero Banorte S.A.B. de C.V., Series O	1,392,218	7,642
Grupo Financiero Inbursa S.A.B. de C.V., Series O	1,269,943	2,079
Grupo Financiero Santander Mexico S.A.B. de C.V., Series B	1,005,300	1,470
Grupo Lala S.A.B. de C.V.	329,480	463
Grupo Mexico S.A.B. de C.V., Series B	2,132,036	7,041
Grupo Televisa S.A.B., Series CPO	1,372,514	5,141
Industrias Penoles S.A.B. de C.V.	75,752	1,583
Infraestructura Energetica Nova S.A.B.de C.V.	292,300	1,430
Kimberly-Clark de Mexico S.A.B. de C.V., Series A	825,227	1,453
Mexichem S.A.B. de C.V.	572,080	1,416

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5%(1) continued
Mexico - 2.9% continued
Promotora y Operadora de Infraestructura S.A.B. de C.V.	123,730	$1,223
Wal-Mart de Mexico S.A.B. de C.V.	2,926,237	7,176

		88,016

Pakistan - 0.1%
Habib Bank Ltd.	320,300	486
Lucky Cement Ltd.	65,600	308
MCB Bank Ltd.	234,000	450
Oil & Gas Development Co. Ltd.	360,500	531
United Bank Ltd.	271,800	463

		2,238

Peru - 0.4%
Cia de Minas Buenaventura S.A.A. ADR	104,693	1,474
Credicorp Ltd.	37,828	7,847
Southern Copper Corp.	47,726	2,264

		11,585

Philippines - 1.1%
Aboitiz Equity Ventures, Inc.	1,073,339	1,588
Aboitiz Power Corp.	815,144	679
Alliance Global Group, Inc.*	2,304,024	738
Ayala Corp.	141,317	2,874
Ayala Land, Inc.	4,158,480	3,707
Bank of the Philippine Islands	432,273	935
BDO Unibank, Inc.	1,083,139	3,557
DMCI Holdings, Inc.	2,161,700	623
Globe Telecom, Inc.	17,895	681
GT Capital Holdings, Inc.	47,280	1,224
International Container Terminal Services, Inc.	272,810	576
JG Summit Holdings, Inc.	1,593,201	2,299
Jollibee Foods Corp.	241,463	1,223
Manila Electric Co.	125,270	824
Megaworld Corp.	6,346,300	656
Metro Pacific Investments Corp.	7,800,400	1,072
Metropolitan Bank & Trust Co.	341,858	694
PLDT, Inc.	47,130	1,394
Robinsons Land Corp.	886,400	377
Security Bank Corp.	126,380	636
SM Investments Corp.	137,197	2,717
SM Prime Holdings, Inc.	4,764,513	3,579
Universal Robina Corp.	476,910	1,443

		34,096

Poland - 1.3%
Alior Bank S.A.*	49,878	1,136
Bank Handlowy w Warszawie S.A.	18,280	430
Bank Millennium S.A.*	331,701	852
Bank Pekao S.A.	86,749	3,223
Bank Zachodni WBK S.A.	19,152	2,175
CCC S.A.	15,668	1,279
CD Projekt S.A.	36,950	1,029
Cyfrowy Polsat S.A.	123,242	877
Dino Polska S.A.* (2)	26,210	593
Grupa Azoty S.A.	23,109	462
Grupa Lotos S.A.	50,355	835
Jastrzebska Spolka Weglowa S.A.*	28,293	779
KGHM Polska Miedz S.A.	79,893	2,541
LPP S.A.	720	1,837
mBank S.A.*	7,937	1,060
Orange Polska S.A.*	348,554	580
PGE Polska Grupa Energetyczna S.A.*	456,809	1,581
PLAY Communications S.A.* (2)	64,743	629
Polski Koncern Naftowy ORLEN S.A.	167,847	5,098
Polskie Gornictwo Naftowe i Gazownictwo S.A.	960,502	1,733
Powszechna Kasa Oszczednosci Bank Polski S.A.*	524,840	6,667
Powszechny Zaklad Ubezpieczen S.A.	340,003	4,110
Tauron Polska Energia S.A.*	595,353	521

		40,027

Qatar - 0.5%
Barwa Real Estate Co.	49,612	441
Commercial Bank (The) PQSC*	105,765	843
Doha Bank QPSC	79,759	623
Ezdan Holding Group QSC	434,810	1,464
Industries Qatar QSC	85,071	2,288
Masraf Al Rayan QSC	207,117	2,110
Ooredoo QPSC	45,005	1,124
Qatar Electricity & Water Co. QSC	14,464	718
Qatar Gas Transport Co. Ltd.	144,927	642
Qatar Insurance Co. S.A.Q.	76,049	1,121
Qatar Islamic Bank S.A.Q.	33,377	899
Qatar National Bank QPSC	129,044	4,497

		16,770

Romania - 0.1%
NEPI Rockcastle PLC	212,953	3,676

Russia - 3.2%
Alrosa PJSC	1,404,511	1,828

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5%(1) continued
Russia - 3.2% continued
Gazprom PJSC	1,548,864	$3,508
Gazprom PJSC ADR (London Exchange)	2,186,268	9,640
Inter RAO UES PJSC	16,984,000	1,002
LUKOIL PJSC	70,428	4,076
LUKOIL PJSC ADR	4,797	277
LUKOIL PJSC ADR (London Exchange)	161,150	9,219
Magnit PJSC (Moscow Exchange)	2,287	252
Magnit PJSC GDR (Registered)	187,395	5,126
Magnitogorsk Iron & Steel Works PJSC	1,234,000	896
MMC Norilsk Nickel PJSC	17,546	3,303
MMC Norilsk Nickel PJSC ADR	80,388	1,520
MMC Norilsk Nickel PJSC ADR (London Exchange)	98,168	1,832
Mobile TeleSystems PJSC ADR	274,116	2,793
Moscow Exchange MICEX-RTS PJSC	811,306	1,534
Novatek PJSC GDR (Registered)	51,031	6,132
Novolipetsk Steel PJSC	654,460	1,671
PhosAgro PJSC GDR (Registered)	64,005	982
Polyus PJSC	14,898	1,188
Rosneft Oil Co.PJSC	176,195	891
Rosneft Oil Co. PJSC GDR (Registered)	469,989	2,345
RusHydro PJSC	31,933,245	404
RusHydro PJSC ADR	266,069	319
Sberbank of Russia PJSC	56,000	219
Sberbank of Russia PJSC (Moscow Exchange)	5,424,182	21,136
Sberbank of Russia PJSC ADR	126,959	2,149
Severstal PJSC	43,570	671
Severstal PJSC GDR (Registered)	71,003	1,089
Surgutneftegas OJSC	979,367	474
Surgutneftegas OJSC ADR	120,622	568
Surgutneftegas OJSC ADR (London Exchange)	172,604	813
Tatneft PJSC	387,768	3,222
Tatneft PJSC ADR	1,663	82
Tatneft PJSC ADR (London Exchange)	75,732	3,746
VTB Bank PJSC	2,050,646,738	1,681
VTB Bank PJSC GDR(2)	11,036	18
VTB Bank PJSC GDR (Registered)	384,561	702

		97,308

South Africa - 6.9%
Anglo American Platinum Ltd.*	29,422	841
AngloGold Ashanti Ltd.	226,809	2,314
Aspen Pharmacare Holdings Ltd.	217,893	4,885
Barclays Africa Group Ltd.	382,035	5,619
Bid Corp. Ltd.	189,302	4,605
Bidvest Group (The) Ltd.	183,859	3,232
Brait S.E.*	204,944	690
Capitec Bank Holdings Ltd.	22,035	1,951
Coronation Fund Managers Ltd.	124,224	741
Discovery Ltd.	194,587	2,925
Exxaro Resources Ltd.	128,550	1,688
FirstRand Ltd.	1,879,564	10,215
Fortress REIT Ltd., Class A	602,745	904
Fortress REIT Ltd., Class B	438,141	1,494
Foschini Group (The) Ltd.	121,655	1,933
Gold Fields Ltd.	453,556	1,972
Growthpoint Properties Ltd.	1,185,982	2,651
Hyprop Investments Ltd.	137,407	1,303
Imperial Holdings Ltd.	81,906	1,733
Investec Ltd.	149,869	1,086
Kumba Iron Ore Ltd.	34,904	1,069
Liberty Holdings Ltd.	67,540	677
Life Healthcare Group Holdings Ltd.	719,584	1,613
MMI Holdings Ltd.	522,870	888
Mondi Ltd.	64,819	1,670
Mr Price Group Ltd.	133,616	2,643
MTN Group Ltd.	945,557	10,452
Naspers Ltd., Class N	243,052	67,721
Nedbank Group Ltd.	122,403	2,533
Netcare Ltd.	560,913	1,140
Pick n Pay Stores Ltd.	205,125	1,148
Pioneer Foods Group Ltd.	67,825	752
PSG Group Ltd.	50,473	1,101
Rand Merchant Investment Holdings Ltd.	376,666	1,397
Redefine Properties Ltd.	2,904,194	2,511
Remgro Ltd.	297,972	5,683
Resilient REIT Ltd.	161,845	1,978
RMB Holdings Ltd.	386,082	2,458
Sanlam Ltd.	792,483	5,568
Sappi Ltd.	305,971	2,213
Sasol Ltd.	308,501	10,642
Shoprite Holdings Ltd.	253,758	4,536
Sibanye Gold Ltd.	942,954	1,196
SPAR Group (The) Ltd.	105,215	1,729
Standard Bank Group Ltd.	721,789	11,399

EQUITY INDEX FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5%(1) continued
South Africa - 6.9% continued
Steinhoff International Holdings N.V.	1,686,422	$633
Telkom S.A. SOC Ltd.	138,928	540
Tiger Brands Ltd.	93,042	3,457
Truworths International Ltd.	238,929	1,820
Vodacom Group Ltd.	331,415	3,894
Woolworths Holdings Ltd.	569,750	3,008

		210,851

South Korea - 14.3%
Amorepacific Corp.	18,052	5,127
AMOREPACIFIC Group	15,865	2,090
BGF retail Co. Ltd.*	4,753	932
BNK Financial Group, Inc.	142,454	1,253
Celltrion Healthcare Co. Ltd.*	19,278	1,947
Celltrion, Inc.*	45,409	9,332
Cheil Worldwide, Inc.	38,317	759
CJ CheilJedang Corp.	4,357	1,490
CJ Corp.	7,994	1,356
CJ E&M Corp.	10,625	968
CJ Logistics Corp.*	4,495	588
Coway Co. Ltd.	28,686	2,614
Daelim Industrial Co. Ltd.	15,421	1,187
Daewoo Engineering & Construction Co. Ltd.*	66,362	367
DB Insurance Co. Ltd.	27,139	1,804
DGB Financial Group, Inc.	94,247	927
Dongsuh Cos., Inc.	18,229	496
Doosan Bobcat, Inc.	19,760	661
Doosan Heavy Industries & Construction Co. Ltd.	29,837	428
E-MART, Inc.	11,480	2,903
GS Engineering & Construction Corp.*	26,856	710
GS Holdings Corp.	27,842	1,616
GS Retail Co. Ltd.	14,195	535
Hana Financial Group, Inc.	165,438	7,698
Hankook Tire Co. Ltd.	40,746	2,077
Hanmi Pharm Co. Ltd.*	3,407	1,853
Hanmi Science Co. Ltd.*	6,945	720
Hanon Systems	102,643	1,330
Hanssem Co. Ltd.	5,867	986
Hanwha Chemical Corp.	58,319	1,718
Hanwha Corp.	24,615	953
Hanwha Life Insurance Co. Ltd.	143,902	928
Hanwha Techwin Co. Ltd.*	19,516	648
Hotel Shilla Co. Ltd.	17,347	1,373
Hyosung Corp.	11,476	1,497
Hyundai Department Store Co. Ltd.	7,959	777
Hyundai Development Co. - Engineering & Construction	33,128	1,193
Hyundai Engineering & Construction Co. Ltd.	42,698	1,450
Hyundai Glovis Co. Ltd.	10,245	1,301
Hyundai Heavy Industries Co. Ltd.*	17,217	1,614
Hyundai Marine & Fire Insurance Co. Ltd.	33,897	1,486
Hyundai Mobis Co. Ltd.	37,985	9,338
Hyundai Motor Co.	85,748	12,492
Hyundai Robotics Co. Ltd.*	5,382	1,913
Hyundai Steel Co.	44,285	2,423
Hyundai Wia Corp.	8,511	517
Industrial Bank of Korea	137,348	2,106
ING Life Insurance Korea Ltd.(2)	17,599	875
Kakao Corp.	18,587	2,377
Kangwon Land, Inc.	64,418	2,094
KB Financial Group, Inc.	221,011	13,067
KCC Corp.	3,203	1,140
KEPCO Plant Service & Engineering Co. Ltd.	11,789	447
Kia Motors Corp.	148,196	4,635
Korea Aerospace Industries Ltd.	37,871	1,676
Korea Electric Power Corp.	144,143	5,137
Korea Gas Corp.*	14,539	578
Korea Investment Holdings Co. Ltd.	21,233	1,368
Korea Zinc Co. Ltd.	4,682	2,154
Korean Air Lines Co. Ltd.*	26,438	834
KT Corp.	7,884	223
KT Corp. ADR	6,526	102
KT&G Corp.	65,181	7,034
Kumho Petrochemical Co. Ltd.	10,319	961
LG Chem Ltd.	25,564	9,661
LG Corp.	53,420	4,538
LG Display Co. Ltd.	131,398	3,669
LG Electronics, Inc.	59,742	5,911
LG Household & Health Care Ltd.	5,251	5,821
LG Innotek Co. Ltd.	7,714	1,033
Lotte Chemical Corp.	8,467	2,904
Lotte Corp.	15,889	966
Lotte Shopping Co. Ltd.*	6,124	1,140
Medy-Tox, Inc.	2,305	1,043
Mirae Asset Daewoo Co. Ltd.	200,363	1,717

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5%(1) continued
South Korea - 14.3% continued
NAVER Corp.	15,590	$12,658
NCSoft Corp.	9,900	4,136
Netmarble Games Corp.* (2)	9,227	1,621
NH Investment & Securities Co. Ltd.	76,764	995
OCI Co. Ltd.	9,309	1,184
Orion Corp.*	11,903	1,163
Ottogi Corp.	683	514
Pan Ocean Co. Ltd.*	117,336	578
POSCO	40,788	12,665
POSCO ADR	1,728	135
Posco Daewoo Corp.	19,280	326
S-1 Corp.	9,536	954
Samsung Biologics Co. Ltd.* (2)	9,103	3,151
Samsung C&T Corp.	42,545	5,004
Samsung Card Co. Ltd.	15,038	556
Samsung Electro-Mechanics Co. Ltd.	31,797	2,956
Samsung Electronics Co. Ltd.	53,986	128,261
Samsung Fire & Marine Insurance Co. Ltd.	17,348	4,324
Samsung Heavy Industries Co. Ltd.*	138,157	944
Samsung Life Insurance Co. Ltd.	39,313	4,575
Samsung SDI Co. Ltd.	30,771	5,843
Samsung SDS Co. Ltd.	19,672	3,668
Samsung Securities Co. Ltd.	36,730	1,253
Shinhan Financial Group Co. Ltd.	237,623	10,967
Shinsegae, Inc.	4,070	1,139
SillaJen, Inc.*	29,463	2,566
SK Holdings Co. Ltd.	17,783	4,703
SK Hynix, Inc.	323,093	22,813
SK Innovation Co. Ltd.	36,179	6,889
SK Networks Co. Ltd.	71,089	442
SK Telecom Co. Ltd.	9,964	2,486
SK Telecom Co. Ltd. ADR	10,300	287
S-Oil Corp.	24,741	2,699
Woori Bank	210,882	3,101
Yuhan Corp.*	4,613	943

		438,085

Taiwan - 11.0%
Acer, Inc.*	1,611,800	1,304
Advanced Semiconductor Engineering, Inc.	3,768,856	4,838
Advantech Co. Ltd.	188,551	1,333
Airtac International Group	67,000	1,201
Asia Cement Corp.	1,285,567	1,217
Asia Pacific Telecom Co. Ltd.*	1,163,000	390
Asustek Computer, Inc.	398,546	3,743
AU Optronics Corp.	4,768,215	1,983
Catcher Technology Co. Ltd.	369,111	4,051
Cathay Financial Holding Co. Ltd.	4,557,075	8,171
Chailease Holding Co. Ltd.	657,028	1,910
Chang Hwa Commercial Bank Ltd.	2,610,270	1,451
Cheng Shin Rubber Industry Co. Ltd.	1,082,184	1,909
Chicony Electronics Co. Ltd.	298,110	751
China Airlines Ltd.*	1,453,307	569
China Development Financial Holding Corp.	7,382,868	2,513
China Life Insurance Co. Ltd.	1,353,648	1,361
China Steel Corp.	7,049,156	5,862
Chunghwa Telecom Co. Ltd.	2,122,493	7,558
Compal Electronics, Inc.	2,281,759	1,630
CTBC Financial Holding Co. Ltd.	9,814,878	6,751
Delta Electronics, Inc.	1,092,343	5,260
E.Sun Financial Holding Co. Ltd.	5,039,401	3,199
Eclat Textile Co. Ltd.	96,182	963
Eva Airways Corp.	1,113,848	593
Evergreen Marine Corp. Taiwan Ltd.*	1,084,646	595
Far Eastern New Century Corp.	1,745,789	1,571
Far EasTone Telecommunications Co. Ltd.	877,345	2,167
Feng TAY Enterprise Co. Ltd.	179,582	817
First Financial Holding Co. Ltd.	5,037,680	3,309
Formosa Chemicals & Fibre Corp.	1,644,499	5,688
Formosa Petrochemical Corp.	730,487	2,831
Formosa Plastics Corp.	2,311,682	7,659
Formosa Taffeta Co. Ltd.	391,827	412
Foxconn Technology Co. Ltd.	500,131	1,428
Fubon Financial Holding Co. Ltd.	3,722,025	6,332
General Interface Solution Holding Ltd.	94,000	627
Giant Manufacturing Co. Ltd.	166,483	913
Globalwafers Co. Ltd.	121,000	1,608
Highwealth Construction Corp.	467,490	665
Hiwin Technologies Corp.	114,038	1,228
Hon Hai Precision Industry Co. Ltd.	8,644,596	27,537
Hotai Motor Co. Ltd.	148,900	1,771
HTC Corp.*	352,220	863
Hua Nan Financial Holdings Co. Ltd.	3,947,327	2,221
Innolux Corp.	4,934,900	2,052
Inventec Corp.	1,368,314	1,091

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5%(1) continued
Taiwan - 11.0% continued
Largan Precision Co. Ltd.	55,835	$7,519
Lite-On Technology Corp.	1,150,964	1,572
Macronix International*	994,000	1,470
MediaTek, Inc.	838,334	8,264
Mega Financial Holding Co. Ltd.	6,109,543	4,939
Micro-Star International Co. Ltd.	373,000	960
Nan Ya Plastics Corp.	2,659,951	6,960
Nanya Technology Corp.	372,000	947
Nien Made Enterprise Co. Ltd.	79,000	844
Novatek Microelectronics Corp.	314,850	1,199
Pegatron Corp.	1,088,594	2,631
Phison Electronics Corp.	80,608	789
Pou Chen Corp.	1,250,093	1,618
Powertech Technology, Inc.	382,568	1,130
President Chain Store Corp.	315,220	3,004
Quanta Computer, Inc.	1,531,576	3,180
Realtek Semiconductor Corp.	252,457	923
Ruentex Development Co. Ltd.*	502,929	540
Ruentex Industries Ltd.*	296,906	504
Shin Kong Financial Holding Co. Ltd.	4,488,458	1,582
Siliconware Precision Industries Co. Ltd.	1,105,480	1,866
SinoPac Financial Holdings Co. Ltd.	5,858,326	1,903
Standard Foods Corp.	325,355	809
Synnex Technology International Corp.	784,940	1,069
TaiMed Biologics, Inc.*	95,000	594
Taishin Financial Holding Co. Ltd.	5,184,448	2,411
Taiwan Business Bank	2,092,895	590
Taiwan Cement Corp.	2,063,055	2,526
Taiwan Cooperative Financial Holding Co. Ltd.	4,346,474	2,424
Taiwan High Speed Rail Corp.	933,000	736
Taiwan Mobile Co. Ltd.	911,076	3,291
Taiwan Semiconductor Manufacturing Co. Ltd.	13,663,584	104,992
Teco Electric and Machinery Co. Ltd.	1,064,000	1,018
Uni-President Enterprises Corp.	2,706,150	5,998
United Microelectronics Corp.	6,778,043	3,223
Vanguard International Semiconductor Corp.	498,000	1,102
Win Semiconductors Corp.	187,000	1,767
Winbond Electronics Corp.	1,594,000	1,253
Wistron Corp.	1,410,245	1,133
WPG Holdings Ltd.	900,316	1,192
Ya Hsin Industrial Co. Ltd.* (3)	121,548	—
Yageo Corp.	114,000	1,349
Yuanta Financial Holding Co. Ltd.	5,579,814	2,585
Zhen Ding Technology Holding Ltd.	230,850	508

		338,810

Thailand - 2.2%
Advanced Info Service PCL (Registered)	194,000	1,137
Advanced Info Service PCL NVDR	387,799	2,272
Airports of Thailand PCL NVDR	2,413,300	5,025
Bangkok Bank PCL (Registered)	118,000	793
Bangkok Bank PCL NVDR	14,100	87
Bangkok Dusit Medical Services PCL NVDR	2,135,100	1,366
Bangkok Expressway & Metro PCL NVDR	4,163,798	984
Banpu PCL (Registered)	233,500	140
Banpu PCL NVDR	904,820	541
Berli Jucker PCL NVDR	662,900	1,340
BTS Group Holdings PCL NVDR	3,227,800	823
Bumrungrad Hospital PCL NVDR	197,087	1,143
Central Pattana PCL NVDR	738,700	1,929
Charoen Pokphand Foods PCL NVDR	1,632,457	1,202
CP ALL PCL (Registered)	905,200	2,139
CP ALL PCL NVDR	1,858,336	4,387
Delta Electronics Thailand PCL NVDR	275,800	619
Electricity Generating PCL NVDR	75,300	499
Energy Absolute PCL NVDR	617,300	994
Glow Energy PCL (Registered)	87,100	217
Glow Energy PCL NVDR	183,402	457
Home Product Center PCL NVDR	2,116,004	830
Indorama Ventures PCL NVDR	859,447	1,405
IRPC PCL (Registered)	1,860,900	403
IRPC PCL NVDR	3,697,181	799
Kasikornbank PCL (Registered)	191,500	1,400
Kasikornbank PCL NVDR	824,797	5,861
KCE Electronics PCL NVDR	149,100	378
Krung Thai Bank PCL (Registered)	699,750	412
Krung Thai Bank PCL NVDR	1,219,493	718
Minor International PCL NVDR	1,191,830	1,598
PTT Exploration & Production PCL (Registered)	242,500	744
PTT Exploration & Production PCL NVDR	522,943	1,603
PTT Global Chemical PCL (Registered)	189,814	495
PTT Global Chemical PCL NVDR	1,089,076	2,837

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5%(1) continued
Thailand - 2.2% continued
PTT PCL (Registered)	183,500	$2,477
PTT PCL NVDR	406,700	5,488
Robinson PCL NVDR	288,900	645
Siam Cement (The) PCL (Registered)	51,000	756
Siam Cement (The) PCL NVDR	170,098	2,524
Siam Commercial Bank (The) PCL (Registered)	232,700	1,071
Siam Commercial Bank (The) PCL NVDR	797,676	3,667
Thai Oil PCL (Registered)	97,800	311
Thai Oil PCL NVDR	531,995	1,690
Thai Union Group PCL NVDR	1,000,300	611
TMB Bank PCL NVDR	6,995,000	647
True Corp. PCL NVDR*	5,504,552	1,048

		68,512

Turkey - 1.1%
Akbank Turk A.S.	1,233,888	3,206
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	109,388	699
Arcelik A.S.	132,258	751
Aselsan Elektronik Sanayi Ve Ticaret A.S.	106,586	895
BIM Birlesik Magazalar A.S.	116,827	2,407
Coca-Cola Icecek A.S.	39,368	355
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.*	1,019,402	756
Eregli Demir ve Celik Fabrikalari T.A.S.	785,783	2,075
Ford Otomotiv Sanayi A.S.	38,626	614
Haci Omer Sabanci Holding A.S.	506,148	1,485
Is Gayrimenkul Yatirim Ortakligi A.S.(4)	1	—
KOC Holding A.S.	421,489	2,055
Petkim Petrokimya Holding A.S.	385,631	791
TAV Havalimanlari Holding A.S.	86,797	514
Tofas Turk Otomobil Fabrikasi A.S.	68,067	592
Tupras Turkiye Petrol Rafinerileri A.S.	68,769	2,204
Turk Hava Yollari A.O.*	309,577	1,281
Turk Telekomunikasyon A.S.*	303,438	516
Turkcell Iletisim Hizmetleri A.S.	618,482	2,526
Turkiye Garanti Bankasi A.S.	1,294,061	3,666
Turkiye Halk Bankasi A.S.	346,042	985
Turkiye Is Bankasi, Class C	865,825	1,593
Turkiye Sise ve Cam Fabrikalari A.S.	443,881	550
Turkiye Vakiflar Bankasi T.A.O., Class D	397,368	710
Ulker Biskuvi Sanayi A.S.	79,697	413
Yapi ve Kredi Bankasi A.S.*	499,176	572

		32,211

United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC	1,145,516	2,120
Aldar Properties PJSC	1,745,403	1,046
DAMAC Properties Dubai Co. PJSC	997,323	896
DP World Ltd.	91,321	2,285
Dubai Investments PJSC	868,980	570
Dubai Islamic Bank PJSC	684,841	1,154
DXB Entertainments PJSC*	1,722,373	298
Emaar Malls PJSC	1,050,860	609
Emaar Properties PJSC	1,960,445	3,701
Emirates Telecommunications Group Co. PJSC	971,834	4,628
First Abu Dhabi Bank PJSC	778,949	2,173

		19,480

United States - 0.0%
Nexteer Automotive Group Ltd.*	479,000	1,139

Total Common Stocks (Cost $2,043,966)		2,900,348

PREFERRED STOCKS - 3.5%(1)
Brazil - 2.3%
Banco Bradesco S.A.*	1,605,422	16,468
Banco Bradesco S.A. ADR*	90,425	926
Braskem S.A., Class A,
2.87%(5)	93,841	1,226
Centrais Eletricas Brasileiras S.A., Class B*	122,241	837
Cia Brasileira de Distribuicao*	86,542	2,044
Cia Energetica de Minas Gerais,
1.70%(5)	409,747	847
Gerdau S.A.,
0.46%(5)	572,461	2,148
Itau Unibanco Holding S.A.,
0.41%(5)	1,791,793	23,205
Itausa - Investimentos Itau S.A.,
0.54%(5)	2,207,939	7,183
Lojas Americanas S.A.*	402,930	2,065
Petroleo Brasileiro S.A.*	1,926,995	9,425
Petroleo Brasileiro S.A. ADR*	128,691	1,265
Telefonica Brasil S.A.,
2.39%(5)	224,273	3,313
Telefonica Brasil S.A. ADR,
2.33%(5)	22,109	328

		71,280

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 3.5%(1) continued
Chile - 0.1%
Embotelladora Andina S.A., Class B,
2.14%(5)	141,976	$708
Sociedad Quimica y Minera de Chile S.A. ADR,
0.72%(5)	1,754	104
Sociedad Quimica y Minera de Chile S.A., Class B,
0.74%(5)	52,915	3,143

		3,955

Colombia - 0.2%
Bancolombia S.A.,
3.17%(5)	222,321	2,213
Bancolombia S.A. ADR,
3.10%(5)	6,452	256
Grupo Aval Acciones y Valores S.A.,
4.56%(5)	1,918,800	825
Grupo de Inversiones Suramericana S.A.,
1.25%(5)	61,179	799

		4,093

Russia - 0.1%
Surgutneftegas OJSC,
2.14%(5)	2,392,537	1,169
Surgutneftegas OJSC ADR,
1.99%(5)	140,161	688
Transneft PJSC,
4.59%(5)	256	799

		2,656

South Korea - 0.8%
Amorepacific Corp.,
0.94%(5)	4,976	771
Hyundai Motor Co. Ltd.,
4.10%(5)	20,573	1,961
Hyundai Motor Co. Ltd. (Korea Exchange),
4.40%(5)	13,028	1,141
LG Chem Ltd.,
2.02%(5)	4,256	990
LG Household & Health Care Ltd.,
1.10%(5)	1,164	758
Samsung Electronics Co. Ltd.,
1.33%(5)	9,709	18,927

		24,548

Total Preferred Stocks (Cost $96,619)		106,532

INVESTMENT COMPANIES - 1 .6%
iShares MSCI Emerging Markets ETF	515,543	24,292
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(6) (7)	25,295,182	25,295

Total Investment Companies (Cost $48,169)		49,587

Total Investments - 99.6% (Cost $2,188,754)		3,056,467

Other Assets less Liabilities - 0.4%		13,661

NET ASSETS - 100.0%		$3,070,128

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Value rounds to less than one thousand.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(6)	7-day current yield as of December 31, 2017 is disclosed.
(7)	Investment in affiliated fund.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2017, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	Taiwan Dollar	6,124	United States Dollar	206	3/21/18	$(3)
Goldman Sachs	Brazilian Real	1,735	United States Dollar	515	3/21/18	(3)
Morgan Stanley	Korean Won	1,161,923	United States Dollar	1,068	3/21/18	(22)
Toronto-Dominion Bank	Indian Rupee	10,016	United States Dollar	154	3/21/18	(1)
Toronto-Dominion Bank	Korean Won	2,899,638	United States Dollar	2,700	3/21/18	(19)

Total						$(48)

At December 31, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
MSCI Emerging Markets Index	709	$41,253	Long	3/18	$1,855

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.2%
Consumer Staples	6.5
Energy	6.7
Financials	24.1
Health Care	2.6
Industrials	5.2
Information Technology	27.4
Materials	7.4
Real Estate	2.8
Telecommunication Services	4.8
Utilities	2.3

Total	100.0%

At December 31, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	22.0%
Korean Won	15.2
Taiwan Dollar	11.2
United States Dollar	10.8
Indian Rupee	8.5
South African Rand	7.1
Brazilian Real	6.6
All Other Currencies less than 5%	18.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Brazil	$4,978	$129,352	$—	$134,330
Chile	33,766	—	—	33,766
China	224,317	559,911	—	784,228
Colombia	83	8,015	—	8,098
Egypt	3,343	—	—	3,343
India	3,833	259,863	—	263,696
Malaysia	2,529	68,246	—	70,775
Mexico	88,016	—	—	88,016
Peru	11,585	—	—	11,585
Russia	5,240	92,068	—	97,308
South Korea	1,457	436,628	—	438,085
All Other Countries(1)	—	967,118	—	967,118

Total Common Stocks	379,147	2,521,201	—	2,900,348

Preferred Stocks
Brazil	2,519	68,761	—	71,280
Chile	3,955	—	—	3,955
Colombia	256	3,837	—	4,093
Russia	688	1,968	—	2,656
South Korea	—	24,548	—	24,548

Total Preferred Stocks	7,418	99,114	—	106,532

Investment Companies	49,587	—	—	49,587

Total Investments	$436,152	$2,620,315	—	$3,056,467

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,855	$—	$—	$1,855
Liabilities
Forward Foreign Currency Exchange Contracts	—	(48)	—	(48)

Total Other Financial Instruments	$1,855	$(48)	$—	$1,807

(1)	Classification as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

At December 31, 2017, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Brazil	$127,699	Valuations at official close price with foreign fair value adjustment
Colombia	6,765	Valuations at official close price with foreign fair value adjustment
Greece	1,909	Valuations at official close price with foreign fair value adjustment
India	1,295	Valuations at official close price with foreign fair value adjustment
Malaysia	1,197	Valuations at official close price with foreign fair value adjustment
Preferred Stocks
Brazil	68,761	Valuations at official close price with foreign fair value adjustment
Colombia	3,837	Valuations at official close price with foreign fair value adjustment

Total	$211,463

At December 31, 2017, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
Russia	$82	Valuations at official close price

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio*	$20,524	$327,052	$347,576	$105	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	50,329	25,034	48	25,295	25,295

Total	$20,524	$377,381	$372,610	$153	$25,295	25,295

*	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND	DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%(1)
Australia - 5.1%
BGP Holdings PLC(2)	6,535,576	$—
BWP Trust	543,623	1,309
Charter Hall Retail REIT	376,889	1,222
Cromwell Property Group	1,625,186	1,280
Dexus	1,127,031	8,559
Goodman Group	1,950,633	12,787
GPT Group (The)	1,996,613	7,948
Investa Office Fund	603,822	2,142
Mirvac Group	4,096,576	7,490
Scentre Group	5,673,279	18,514
Shopping Centres Australasia Property Group	810,472	1,471
Stockland	2,682,845	9,384
Vicinity Centres	3,584,879	7,617
Westfield Corp.	2,124,659	15,744

		95,467

Austria - 0.3%
BUWOG A.G.*	117,540	4,046
CA Immobilien Anlagen A.G.	76,498	2,362

		6,408

Belgium - 0.5%
Aedifica S.A.	19,774	1,868
Befimmo S.A.	21,088	1,355
Cofinimmo S.A.	22,972	3,025
Intervest Offices & Warehouses N.V.	18,304	494
Leasinvest Real Estate S.C.A.	2,232	257
Retail Estates N.V.	6,159	545
Warehouses De Pauw - CVA	18,433	2,065
Wereldhave Belgium N.V.	2,516	287
Xior Student Housing N.V.	7,085	331

		10,227

Brazil - 0.7%
Aliansce Shopping Centers S.A.*	91,403	496
BR Malls Participacoes S.A.	912,013	3,498
BR Properties S.A.	97,752	312
Construtora Tenda S.A.*	62,000	373
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	295,585	1,172
Direcional Engenharia S.A.*	79,230	134
Even Construtora e Incorporadora S.A.*	133,269	230
Ez Tec Empreendimentos e Participacoes S.A.	64,165	416
Gafisa S.A.*	27,962	176
Helbor Empreendimentos S.A.*	236,707	139
Iguatemi Empresa de Shopping Centers S.A.	98,403	1,165
JHSF Participacoes S.A.*	197,916	104
MRV Engenharia e Participacoes S.A.	300,212	1,359
Multiplan Empreendimentos Imobiliarios S.A.*	98,824	2,109
Sao Carlos Empreendimentos e Participacoes S.A.	17,900	232
Sonae Sierra Brasil S.A.	25,715	196
Tecnisa S.A.*	78,495	49

		12,160

Canada - 2.5%
Allied Properties Real Estate Investment Trust	102,817	3,442
Artis Real Estate Investment Trust	167,071	1,874
Boardwalk Real Estate Investment Trust	42,450	1,455
Canadian Apartment Properties REIT	148,578	4,411
Canadian Real Estate Investment Trust	80,764	2,975
Chartwell Retirement Residences	213,890	2,767
Cominar Real Estate Investment Trust	206,688	2,368
Crombie Real Estate Investment Trust	95,802	1,052
Dream Global Real Estate Investment Trust	183,851	1,787
Dream Office Real Estate Investment Trust	82,116	1,448
First Capital Realty, Inc.	163,744	2,699
Granite Real Estate Investment Trust	51,475	2,017
H&R Real Estate Investment Trust	321,073	5,456
Killam Apartment Real Estate Investment Trust	83,746	947
Northview Apartment Real Estate Investment Trust	54,414	1,082
Pure Industrial Real Estate Trust	343,700	1,851
RioCan Real Estate Investment Trust	359,714	6,971
SmartCentres Real Estate Investment Trust	130,593	3,211

		47,813

Chile - 0.1%
Parque Arauco S.A.	640,283	1,984

China - 3.3%
Agile Group Holdings Ltd.	1,539,226	2,336
Beijing Capital Land Ltd., Class H	1,182,000	614
Beijing North Star Co. Ltd., Class H	775,662	283
China Aoyuan Property Group Ltd.	1,407,000	770

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%(1) continued
China - 3.3% continued
China Electronics Optics Valley Union Holding Co. Ltd.	3,484,000	$334
China Evergrande Group*	3,243,000	11,107
China SCE Property Holdings Ltd.	1,639,000	705
China Vanke Co. Ltd., Class H	1,458,441	5,808
CIFI Holdings Group Co. Ltd.	3,528,882	2,120
Country Garden Holdings Co. Ltd.	5,874,181	11,161
Fantasia Holdings Group Co. Ltd.	1,906,500	261
Greenland Hong Kong Holdings Ltd.	894,000	356
Greentown China Holdings Ltd.	820,500	1,052
Guangzhou R&F Properties Co. Ltd., Class H	1,139,402	2,569
Guorui Properties Ltd.	874,000	261
KWG Property Holding Ltd.	1,401,594	1,631
Logan Property Holdings Co. Ltd.	1,152,000	1,187
Longfor Properties Co. Ltd.	1,620,500	4,060
Powerlong Real Estate Holdings Ltd.	1,556,000	752
Redco Properties Group Ltd.(3)	1,004,000	457
Ronshine China Holdings Ltd.*	496,000	552
Shui On Land Ltd.	3,829,777	1,056
SOHO China Ltd.	2,102,256	1,229
Sunac China Holdings Ltd.	2,453,050	10,112
Yuzhou Properties Co. Ltd.	1,463,000	779

		61,552

Egypt - 0.0%
Emaar Misr for Development S.A.E.*	585,720	118

Finland - 0.1%
Citycon OYJ	419,411	1,086
Technopolis OYJ	161,694	811

		1,897

France - 3.1%
Carmila S.A.	24,457	681
Fonciere Des Regions	43,344	4,911
Gecina S.A.	51,330	9,471
ICADE	38,855	3,819
Klepierre S.A.	222,984	9,806
Mercialys S.A.	46,467	1,028
Unibail-Rodamco S.E.	109,887	27,683

		57,399

Germany - 3.6%
ADLER Real Estate A.G.*	35,136	559
ADO Properties S.A.(3)	31,920	1,619
alstria office REIT-A.G.	147,272	2,274
Deutsche EuroShop A.G.	56,195	2,288
Deutsche Wohnen S.E.	393,497	17,157
DIC Asset A.G.	49,149	619
Grand City Properties S.A.	119,233	2,805
Hamborner REIT A.G.	86,227	1,021
LEG Immobilien A.G.	70,350	8,030
TAG Immobilien A.G.	161,647	3,066
TLG Immobilien A.G.	92,945	2,468
Vonovia S.E.	538,224	26,642

		68,548

Greece - 0.0%
Grivalia Properties REIC A.E.	54,127	599

Hong Kong - 9.4%
Champion REIT	2,121,846	1,556
China Jinmao Holdings Group Ltd.	5,408,000	2,373
China Merchants Land Ltd.	1,386,000	255
China Overseas Grand Oceans Group Ltd.	889,000	487
China Overseas Land & Investment Ltd.	4,252,542	13,687
China Resources Land Ltd.	2,960,155	8,694
CK Asset Holdings Ltd.	2,983,500	26,078
Gemdale Properties & Investment Corp. Ltd.	6,094,000	630
Glorious Property Holdings Ltd.*	2,721,100	261
Hang Lung Properties Ltd.	2,239,452	5,465
Henderson Land Development Co. Ltd.	1,189,005	7,836
Hongkong Land Holdings Ltd.	1,290,818	9,077
Hopson Development Holdings Ltd.	696,000	682
Hui Xian Real Estate Investment Trust (Hong Kong Exchange)	2,453,535	1,187
Hysan Development Co. Ltd.	680,045	3,610
Jiayuan International Group Ltd.*	940,000	874
K Wah International Holdings Ltd.	1,352,937	738
Kerry Properties Ltd.	653,599	2,940
Link REIT	2,451,800	22,720
Liu Chong Hing Investment Ltd.	206,000	356
LVGEM China Real Estate Investment Co. Ltd.	1,144,000	436
Minmetals Land Ltd.	1,458,000	244
New World Development Co. Ltd.	6,088,445	9,148
Poly Property Group Co. Ltd.*	2,072,000	1,074
Road King Infrastructure Ltd.	284,000	490
Shanghai Industrial Urban Development Group Ltd.	1,422,000	339

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%(1) continued
Hong Kong - 9.4% continued
Shenzhen Investment Ltd.	3,478,182	$1,439
Shimao Property Holdings Ltd.	1,329,869	2,893
Sino Land Co. Ltd.	3,290,938	5,826
Sinolink Worldwide Holdings Ltd.*	2,252,000	295
Spring Real Estate Investment Trust	883,000	383
Sun Hung Kai Properties Ltd.	1,573,425	26,210
Swire Properties Ltd.	1,165,200	3,758
Wharf Holdings (The) Ltd.	1,344,317	4,649
Wharf Real Estate Investment Co. Ltd.*	1,343,317	8,941
Yuexiu Property Co. Ltd.	6,959,442	1,297
Yuexiu Real Estate Investment Trust	1,238,000	811

		177,739

India - 0.2%
DLF Ltd.	471,239	1,915
Oberoi Realty Ltd.	91,444	688
Prestige Estates Projects Ltd.	125,225	624
Unitech Ltd.*	2,146,698	321

		3,548

Indonesia - 0.3%
Alam Sutera Realty Tbk PT	13,154,640	345
Bumi Serpong Damai Tbk PT	8,220,200	1,030
Ciputra Development Tbk PT	15,520,836	1,356
Intiland Development Tbk PT	6,173,600	159
Pakuwon Jati Tbk PT	25,749,840	1,300
Puradelta Lestari Tbk PT	12,229,100	154
Sentul City Tbk PT*	49,552,100	474
Summarecon Agung Tbk PT	12,077,600	842

		5,660

Ireland - 0.2%
Green REIT PLC	765,638	1,428
Hibernia REIT PLC	776,955	1,426
Irish Residential Properties REIT PLC	391,097	707

		3,561

Israel - 0.1%
Azrieli Group Ltd.	33,301	1,863

Italy - 0.1%
Beni Stabili S.p.A. SIIQ	1,150,479	1,063
Immobiliare Grande Distribuzione SIIQ S.p.A.	411,982	477

		1,540

Japan - 8.6%
Activia Properties, Inc.	660	2,762
Advance Residence Investment Corp.	1,397	3,435
Aeon Mall Co. Ltd.	130,966	2,562
AEON REIT Investment Corp.	1,646	1,730
Daiwa House REIT Investment Corp.	1,659	3,941
Daiwa Office Investment Corp.	312	1,645
Frontier Real Estate Investment Corp.	498	1,936
Fukuoka REIT Corp.	711	1,061
GLP J-REIT	2,693	2,910
Hulic Co. Ltd.	391,540	4,383
Hulic REIT, Inc.	1,076	1,566
Industrial & Infrastructure Fund Investment Corp.	401	1,722
Invincible Investment Corp.	4,169	1,772
Japan Excellent, Inc.	1,348	1,568
Japan Hotel REIT Investment Corp.	4,455	2,989
Japan Logistics Fund, Inc.	951	1,754
Japan Prime Realty Investment Corp.	940	2,987
Japan Real Estate Investment Corp.	1,363	6,471
Japan Rental Housing Investments, Inc.	1,676	1,222
Japan Retail Fund Investment Corp.	2,955	5,417
Kenedix Office Investment Corp.	394	2,236
Kenedix Retail REIT Corp.	550	1,137
Mitsubishi Estate Co. Ltd.	1,310,080	22,763
Mitsui Fudosan Co. Ltd.	1,048,262	23,500
Mori Hills REIT Investment Corp.	1,620	1,958
Mori Trust Sogo REIT, Inc.	1,089	1,515
Nippon Accommodations Fund, Inc.	489	2,015
Nippon Building Fund, Inc.	1,407	6,884
Nippon Prologis REIT, Inc.	1,954	4,131
Nomura Real Estate Holdings, Inc.	132,300	2,967
Nomura Real Estate Master Fund, Inc.	4,404	5,468
NTT Urban Development Corp.	120,500	1,395
Orix JREIT, Inc.	2,808	3,891
Premier Investment Corp.	1,416	1,340
Sekisui House Reit, Inc.	986	1,150
Sekisui House Residential Investment Corp.	1,164	1,163
Sumitomo Realty & Development Co. Ltd.	479,425	15,736
Tokyo Tatemono Co. Ltd.	224,600	3,031
Tokyu REIT, Inc.	963	1,197
United Urban Investment Corp.	3,206	4,610

		161,920

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%(1) continued
Jersey - 0.0%
Target Healthcare REIT Ltd.	264,269	$400

Malaysia - 0.5%
Capitaland Malaysia Mall Trust	1,249,400	565
Eastern & Oriental Bhd.	963,353	341
Eco World Development Group Bhd.*	1,029,400	351
IGB Real Estate Investment Trust	1,895,000	842
IOI Properties Group Bhd.	2,075,500	949
KLCCP Stapled Group	499,848	1,068
Mah Sing Group Bhd.	1,730,220	619
Malaysian Resources Corp. Bhd.	2,408,400	667
Pavilion Real Estate Investment Trust	872,800	347
SP Setia Bhd. Group	1,230,120	1,215
Sunway Real Estate Investment Trust	1,855,600	871
UEM Sunrise Bhd.*	1,801,200	462
UOA Development Bhd.	633,400	374

		8,671

Mexico - 0.5%
Concentradora Fibra Danhos S.A. de C.V.	255,553	398
Concentradora Fibra Hotelera Mexicana S.A. de C.V.(3)	777,300	457
Consorcio ARA S.A.B. de C.V.	768,661	300
Corp. Inmobiliaria Vesta S.A.B. de C.V.	617,100	767
Fibra Uno Administracion S.A. de C.V.	3,424,509	5,066
Macquarie Mexico Real Estate Management S.A. de C.V.*	871,689	919
PLA Administradora Industrial S. de R.L.de C.V.*	884,600	1,341
Prologis Property Mexico S.A. de C.V.	383,300	663

		9,911

Netherlands - 0.3%
Eurocommercial Properties N.V. - CVA	51,973	2,264
NSI N.V.	19,966	833
Vastned Retail N.V.	19,888	985
Wereldhave N.V.	44,316	2,125

		6,207

New Zealand - 0.1%
Kiwi Property Group Ltd.	1,549,194	1,541

Norway - 0.1%
Entra ASA(3)	122,882	1,826

Philippines - 0.9%
Ayala Land, Inc.	7,684,851	6,850
Filinvest Land, Inc.	10,917,989	411
Megaworld Corp.	12,678,101	1,311
Robinsons Land Corp.	1,789,475	762
SM Prime Holdings, Inc.	9,949,853	7,474

		16,808

Singapore - 3.2%
Ascendas Real Estate Investment Trust	2,636,753	5,361
Ascott Residence Trust	1,226,060	1,118
CapitaLand Commercial Trust	2,596,871	3,746
CapitaLand Ltd.	2,792,515	7,357
CapitaLand Mall Trust	2,554,815	4,067
CapitaLand Retail China Trust	592,009	717
CDL Hospitality Trusts	841,892	1,063
City Developments Ltd.	518,800	4,825
First Real Estate Investment Trust	571,451	594
Fortune Real Estate Investment Trust	1,477,920	1,828
Global Logistic Properties Ltd.	3,238,793	8,155
Keppel REIT	2,177,220	2,054
Lippo Malls Indonesia Retail Trust	2,262,100	676
Mapletree Commercial Trust	2,104,102	2,549
Mapletree Greater China Commercial Trust	2,134,000	1,963
Mapletree Industrial Trust	1,423,507	2,162
Mapletree Logistics Trust	2,284,051	2,254
Suntec Real Estate Investment Trust	2,811,291	4,513
UOL Group Ltd.	542,597	3,598
Yanlord Land Group Ltd.	736,700	892

		59,492

SouthAfrica - 1.1%
Arrowhead Properties Ltd.	1,121,100	590
Attacq Ltd.*	770,526	1,239
Balwin Properties Ltd.	271,517	112
Delta Property Fund Ltd.	616,408	327
Emira Property Fund Ltd.	427,517	465
Growthpoint Properties Ltd.	3,056,185	6,832
Hyprop Investments Ltd.	269,720	2,557
MAS Real Estate, Inc.	331,281	799
Rebosis Property Fund Ltd.	554,616	441
Redefine Properties Ltd.	5,573,820	4,819
SA Corporate Real Estate Ltd.	2,822,898	1,097
Texton Property Fund Ltd.	159,003	82
Vukile Property Fund Ltd.	767,328	1,287

		20,647

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%(1) continued
Spain - 0.6%
Axiare Patrimonio SOCIMI S.A.	60,399	$1,334
Hispania Activos Inmobiliarios SOCIMI S.A.	99,450	1,871
Inmobiliaria Colonial Socimi S.A.	283,558	2,812
Lar Espana Real Estate Socimi S.A.	101,208	1,078
Merlin Properties Socimi S.A.	371,539	5,030

		12,125

Sweden - 1.3%
Castellum AB	298,501	5,034
Catena AB	17,579	332
D Carnegie & Co. AB*	40,925	610
Dios Fastigheter AB	96,647	656
Fabege AB	146,484	3,114
Fastighets AB Balder, Class B*	105,876	2,830
Hemfosa Fastigheter AB	165,385	2,214
Hufvudstaden AB, Class A	120,237	1,924
Klovern AB, Class B	605,663	791
Kungsleden AB	212,787	1,543
Pandox AB	75,531	1,459
Wallenstam AB, Class B	208,235	2,003
Wihlborgs Fastigheter AB	73,043	1,745

		24,255

Switzerland - 0.8%
Allreal Holding A.G. (Registered)*	15,567	2,632
Mobimo Holding A.G. (Registered)*	6,682	1,792
PSP Swiss Property A.G. (Registered)	43,198	4,094
Swiss Prime Site A.G. (Registered)*	78,452	7,239

		15,757

Taiwan - 0.0%
Hong Pu Real Estate Development Co. Ltd.	250,585	181

Thailand - 0.7%
AP Thailand PCL (Registered)	441,405	124
AP Thailand PCL NVDR	2,174,104	610
Central Pattana PCL (Registered)	825,726	2,160
Central Pattana PCL NVDR	1,918,498	5,011
LPN Development PCL (Registered)	8,475	3
LPN Development PCL NVDR	1,028,001	416
Origin Property PCL NVDR	865,500	513
Pruksa Holding PCL NVDR	634,200	457
Sansiri PCL NVDR	10,170,866	680
SC Asset Corp. PCL (Registered)	747,984	90
SC Asset Corp. PCL NVDR	957,424	115
Siam Future Development PCL NVDR	1,082,894	259
Supalai PCL (Registered)	224,356	163
Supalai PCL NVDR	920,400	669
TICON Industrial Connection PCL NVDR	626,005	313
WHA Corp. PCL NVDR	7,583,300	931

		12,514

Turkey - 0.1%
Dogus Gayrimenkul Yatirim Ortakligi A.S.*	75,221	64
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.*	2,036,300	1,510
Is Gayrimenkul Yatirim Ortakligi A.S.	435,745	156
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	174,620	154

		1,884

United Arab Emirates - 0.2%
Emaar Development PJSC*	902,601	1,251
Emaar Malls PJSC	2,246,592	1,303
RAK Properties PJSC	1,133,104	218

		2,772

United Kingdom - 4.3%
Assura PLC	2,322,705	2,004
Big Yellow Group PLC	163,234	1,917
British Land (The) Co. PLC	1,113,020	10,384
Capital & Counties Properties PLC	808,228	3,487
Capital & Regional PLC	607,490	480
Custodian REIT PLC	373,147	590
Daejan Holdings PLC	5,215	427
Derwent London PLC	110,288	4,641
Empiric Student Property PLC	667,564	836
F&C UK Real Estate Investment Ltd.	276,363	384
GCP Student Living PLC	438,211	852
Grainger PLC	450,290	1,754
Great Portland Estates PLC	361,278	3,356
Hammerson PLC	877,726	6,479
Hansteen Holdings PLC	429,064	828
Helical PLC	111,845	512
Intu Properties PLC	981,884	3,352
Land Securities Group PLC	789,460	10,707
LondonMetric Property PLC	698,425	1,753
NewRiver REIT PLC	334,751	1,506
Phoenix Spree Deutschland Ltd.	87,539	464
Primary Health Properties PLC	617,383	974

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%(1) continued
United Kingdom - 4.3% continued
RDI REIT PLC	1,393,864	$691
Regional REIT Ltd.(3)	308,736	429
Safestore Holdings PLC	228,385	1,540
Schroder Real Estate Investment Trust Ltd.	582,653	476
Segro PLC	1,105,074	8,753
Shaftesbury PLC	253,278	3,570
Standard Life Investment Property Income Trust Ltd.	428,886	540
Tritax Big Box REIT PLC	1,512,721	3,041
UNITE Group (The) PLC	263,514	2,863
Workspace Group PLC	131,937	1,784

		81,374

United States - 45.6%
Acadia Realty Trust	90,842	2,485
Agree Realty Corp.	30,837	1,586
Alexander’s, Inc.	2,398	949
Alexandria Real Estate Equities, Inc.	104,690	13,671
American Assets Trust, Inc.	43,827	1,676
American Campus Communities, Inc.	150,441	6,173
American Homes 4 Rent, Class A	267,282	5,837
Apartment Investment & Management Co., Class A	172,045	7,520
Apple Hospitality REIT, Inc.	230,725	4,524
Ashford Hospitality Trust, Inc.	86,948	585
AvalonBay Communities, Inc.	152,369	27,184
Boston Properties, Inc.	170,404	22,158
Brandywine Realty Trust	191,029	3,475
Brixmor Property Group, Inc.	337,449	6,297
Camden Property Trust	100,459	9,248
CareTrust REIT, Inc.	84,075	1,409
CBL & Associates Properties, Inc.	188,303	1,066
Cedar Realty Trust, Inc.	93,218	567
Chatham Lodging Trust	48,518	1,104
Chesapeake Lodging Trust	64,217	1,740
Columbia Property Trust, Inc.	132,126	3,032
Corporate Office Properties Trust	110,118	3,215
Cousins Properties, Inc.	459,743	4,253
CubeSmart	198,827	5,750
DCT Industrial Trust, Inc.	103,544	6,086
DDR Corp.	341,509	3,060
DiamondRock Hospitality Co.	219,028	2,473
Digital Realty Trust, Inc.	225,882	25,728
Douglas Emmett, Inc.	175,621	7,211
Duke Realty Corp.	393,421	10,705
Easterly Government Properties, Inc.	45,753	976
EastGroup Properties, Inc.	36,953	3,266
Education Realty Trust, Inc.	83,509	2,916
Empire State Realty Trust, Inc., Class A	143,054	2,937
EPR Properties	69,029	4,519
Equity Commonwealth*	133,256	4,066
Equity Commonwealth - (Fractional Shares)* (2)	75,000	—
Equity LifeStyle Properties, Inc.	89,796	7,994
Equity Residential	394,348	25,148
Essex Property Trust, Inc.	72,296	17,450
Extra Space Storage, Inc.	134,586	11,769
Federal Realty Investment Trust	79,540	10,564
First Industrial Realty Trust, Inc.	129,833	4,086
Forest City Realty Trust, Inc., Class A	268,198	6,464
Four Corners Property Trust, Inc.	66,938	1,720
Franklin Street Properties Corp.	116,794	1,254
Gaming and Leisure Properties, Inc.	221,879	8,209
Getty Realty Corp.	33,159	901
GGP, Inc.	681,391	15,938
Global Net Lease, Inc.	74,833	1,540
Government Properties Income Trust	105,131	1,949
Gramercy Property Trust	176,685	4,710
HCP, Inc.	519,216	13,541
Healthcare Realty Trust, Inc.	133,990	4,304
Healthcare Trust of America, Inc., Class A	224,255	6,737
Hersha Hospitality Trust	43,154	751
Highwoods Properties, Inc.	112,696	5,737
Hospitality Properties Trust	179,358	5,354
Host Hotels & Resorts, Inc.	807,409	16,027
Hudson Pacific Properties, Inc.	172,627	5,912
Investors Real Estate Trust	134,298	763
Invitation Homes, Inc.	322,986	7,613
JBG SMITH Properties	95,170	3,305
Kennedy-Wilson Holdings, Inc.	132,311	2,296
Kilroy Realty Corp.	106,400	7,943
Kimco Realty Corp.	455,602	8,269
Kite Realty Group Trust	89,982	1,764
LaSalle Hotel Properties	125,016	3,509
Lexington Realty Trust	257,714	2,487
Liberty Property Trust	162,644	6,995
Life Storage, Inc.	50,613	4,508

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%(1) continued
United States - 45.6% continued
LTC Properties, Inc.	43,740	$1,905
Macerich (The) Co.	151,189	9,930
Mack-Cali Realty Corp.	98,846	2,131
Medical Properties Trust, Inc.	400,566	5,520
Mid-America Apartment Communities, Inc.	125,315	12,602
Monmouth Real Estate Investment Corp.	77,855	1,386
National Health Investors, Inc.	44,376	3,345
National Retail Properties, Inc.	167,508	7,225
National Storage Affiliates Trust	49,266	1,343
New Senior Investment Group, Inc.	91,399	691
Omega Healthcare Investors, Inc.	214,982	5,921
Paramount Group, Inc.	225,938	3,581
Park Hotels & Resorts, Inc.	158,893	4,568
Pebblebrook Hotel Trust	75,601	2,810
Pennsylvania Real Estate Investment Trust	75,627	899
Physicians Realty Trust	198,051	3,563
Piedmont Office Realty Trust, Inc., Class A	160,196	3,141
Prologis, Inc.	583,356	37,632
PS Business Parks, Inc.	21,661	2,710
Public Storage	163,731	34,220
QTS Realty Trust, Inc., Class A	54,159	2,933
Quality Care Properties, Inc.*	102,042	1,409
Ramco-Gershenson Properties Trust	87,002	1,281
Realty Income Corp.	311,918	17,786
Regency Centers Corp.	164,909	11,408
Retail Opportunity Investments Corp.	118,452	2,363
Retail Properties of America, Inc., Class A	250,888	3,372
Rexford Industrial Realty, Inc.	85,169	2,483
RLJ Lodging Trust	186,373	4,095
Ryman Hospitality Properties, Inc.	48,600	3,354
Sabra Health Care REIT, Inc.	195,472	3,669
Saul Centers, Inc.	12,306	760
Select Income REIT	68,507	1,722
Senior Housing Properties Trust	260,060	4,980
Seritage Growth Properties, Class A	28,166	1,140
Simon Property Group, Inc.	344,066	59,090
SL Green Realty Corp.	106,649	10,764
Spirit Realty Capital, Inc.	505,256	4,335
STAG Industrial, Inc.	103,792	2,837
STORE Capital Corp.	188,560	4,910
Summit Hotel Properties, Inc.	112,491	1,713
Sun Communities, Inc.	83,746	7,770
Sunstone Hotel Investors, Inc.	248,035	4,100
Tanger Factory Outlet Centers, Inc.	101,565	2,692
Taubman Centers, Inc.	65,166	4,264
Terreno Realty Corp.	58,659	2,057
Tier REIT, Inc.	52,813	1,077
TravelCenters of America LLC - (Fractional Shares)* (2)	50,000	—
UDR, Inc.	293,669	11,312
Universal Health Realty Income Trust	14,042	1,055
Urban Edge Properties	113,502	2,893
Urstadt Biddle Properties, Inc., Class A	33,160	721
Ventas, Inc.	392,399	23,548
VEREIT, Inc.	1,078,520	8,402
Vornado Realty Trust	190,207	14,870
Washington Prime Group, Inc.	208,376	1,484
Washington Real Estate Investment Trust	86,273	2,685
Weingarten Realty Investors	132,568	4,357
Welltower, Inc.	405,673	25,870
WP Carey, Inc.	116,497	8,027
Xenia Hotels & Resorts, Inc.	117,955	2,547

		858,216

Total Common Stocks (Cost $1,377,709)		1,854,584

CONVERTIBLE BONDS - 0.0%
Malaysia - 0.0%
YTL Land & Development Bhd.,
3.00%, 10/31/21 (MYR)(5) (6)	$114	$13

Total Convertible Bonds (Cost $25)		13

RIGHTS - 0.0%
Brazil - 0.0%
Gafisa S.A.*	35,983	$36

South Africa - 0.0%
Rebosis Property Fund Ltd.* (7)	26,744	—

Total Rights (Cost $ — )		36

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Thailand - 0.0%
Origin Property PCL, Exp. 11/15/20, Strike Price $20.00*	216,375	$31
Supalai PCL, Exp. 10/20/18, Strike Price $4.00*	56,089	33

		64

Total Warrants (Cost $ — )		64

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.7%
F&C Commercial Property Trust Ltd.(1)	587,295	$1,077
MedicX Fund Ltd.(1)	472,138	535
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(8) (9)	10,202,752	10,203
Picton Property Income (The) Ltd.(1)	603,538	683
UK Commercial Property Trust Ltd.(1)	741,777	887

Total Investment Companies (Cost $13,102)		13,385

Total Investments - 99.2% (Cost $1,390,836)		1,868,082

Other Assets less Liabilities - 0.8%		15,616

NET ASSETS - 100.0%		$1,883,698

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Principal amount is in USD unless otherwise indicated.
(5)	Level 3 asset.
(6)	Step coupon bond. Rate as of December 31, 2017 is disclosed.
(7)	Value rounds to less than one thousand.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of December 31, 2017 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2017, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	United States Dollar	830	Hong Kong Dollar	6,476	3/21/18	$—	*
BNY Mellon	Australian Dollar	1,190	United States Dollar	930	3/21/18	1
BNY Mellon	United States Dollar	570	Euro	473	3/21/18	1
BNY Mellon	United States Dollar	221	Swedish Krona	1,855	3/21/18	6
JPMorgan Chase	United States Dollar	1,000	Hong Kong Dollar	7,802	3/21/18	—	*
Morgan Stanley	United States Dollar	1,000	British Pound	743	3/21/18	6
Morgan Stanley	United States Dollar	123	Canadian Dollar	158	3/21/18	3
Morgan Stanley	United States Dollar	796	Euro	670	3/21/18	11
Morgan Stanley	United States Dollar	6	Singapore Dollar	9	3/21/18	—	*
Morgan Stanley	United States Dollar	82	Swiss Franc	80	3/21/18	1

Subtotal Appreciation						29

Bank of Montreal	Japanese Yen	38,205	United States Dollar	340	3/22/18	(1)
BNP	Australian Dollar	214	United States Dollar	164	3/21/18	(3)
BNY Mellon	United States Dollar	470	Japanese Yen	52,704	3/22/18	—	*
BNY Mellon	United States Dollar	229	Japanese Yen	25,588	3/22/18	(1)
Morgan Stanley	United States Dollar	306	Hong Kong Dollar	2,388	3/21/18	—	*
Societe Generale	British Pound	877	United States Dollar	1,181	3/21/18	(6)

Subtotal Depreciation						(11)

Total						$18

*	Amount rounds to less than one thousand.

At December 31, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P Midcap 400 (United States Dollar)	73	$13,888	Long	3/18	$86
FTSE 100 Index (British Pound)	32	3,300	Long	3/18	75
Hang Seng Index (Hong Kong Dollar)	17	3,258	Long	1/18	27
SPI 200 Index (Australian Dollar)	40	4,697	Long	3/18	8
Topix Index (Japanese Yen)	14	2,258	Long	3/18	22

Total					$218

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activities	8.7%
Diversified REITs	10.9
Health Care REITs	6.1
Industrial REITs	6.7
Office REITs	10.7
Real Estate Development	8.2
Real Estate Operating Companies	10.3
Residential REITs	9.2
Retail REITs	19.6
Specialized REITs	5.6
Other Industries less than 5%	4.0

Total	100.0%

At December 31, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	46.7%
Hong Kong Dollar	12.4
Euro	9.1
Japanese Yen	8.7
Australian Dollar	5.1
All other currencies less than 5%	18.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Canada	$47,813	$—	$—	$47,813
Chile	1,984	—	—	1,984
Egypt	118	—	—	118
Hong Kong	8,941	168,798	—	177,739
Mexico	9,911	—	—	9,911
United Arab Emirates	1,251	1,521	—	2,772
United States	858,216	—	—	858,216
All Other Countries(1)	—	756,031	—	756,031

Total Common Stocks	928,234	926,350	—	1,854,584

Convertible Bonds(1)	—	—	13	13
Rights(1)	36	—	—	36
Warrants(1)	64	—	—	64
Investment Companies	10,203	3,182	—	13,385

Total Investments	$938,537	$929,532	$13	$1,868,082

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$29	$—	$29
Futures Contracts	218	—	—	218
Liabilities
Forward Foreign Currency Exchange Contracts	—	(11)	—	(11)

Total Other Financial Instruments	$218	$18	$—	$236

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued	DECEMBER 31, 2017 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Brazil	$11,555	Valuations at official close price with foreign fair value adjustment
Germany	3,424	Valuations at official close price with foreign fair value adjustment
Italy	1,540	Valuations at official close price with foreign fair value adjustment

Total	$16,519

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/17 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (LOSSES)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)		PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/17 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/17 (000S)
Convertible Bond
Malaysia	$12	$1	$—	$—	*	$—	$—	$—	$—	$13	$—	*

*	Amount rounds to less than one thousand.

The Fund valued the securities included in the Balance as of 12/31/2017 above using evaluated prices provided by a third party provider.

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio*	$18,248	$117,262	$135,510	$48	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	24,177	13,974	12	10,203	10,203

Total	$18,248	$141,439	$149,484	$60	$10,203	10,203

*	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

EXPLANATION OF CURRENCY ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

MYR - Malaysian Ringgit

USD - United States Dollar

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND	DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%(1)
Australia - 3.3%
AGL Energy Ltd.	12,100	$230
Amcor Ltd.	21,424	257
AMP Ltd.	53,666	217
APA Group	20,549	133
ASX Ltd.	3,558	152
Aurizon Holdings Ltd.	37,460	145
AusNet Services	34,455	49
Australia & New Zealand Banking Group Ltd.	54,090	1,208
Bendigo & Adelaide Bank Ltd.	8,291	75
BlueScope Steel Ltd.	10,518	126
Boral Ltd.	21,532	130
Brambles Ltd.	29,900	234
Caltex Australia Ltd.	4,791	127
Coca-Cola Amatil Ltd.	9,510	63
Cochlear Ltd.	1,062	142
Commonwealth Bank of Australia	31,896	1,993
Computershare Ltd.	8,870	113
Dexus	18,700	142
Flight Centre Travel Group Ltd.	923	32
Goodman Group	33,224	218
GPT Group (The)	33,450	133
Healthscope Ltd.	32,163	53
Insurance Australia Group Ltd.	44,265	250
LendLease Group	9,893	126
Macquarie Group Ltd.	5,951	461
Mirvac Group	68,243	125
National Australia Bank Ltd.	49,450	1,137
Newcrest Mining Ltd.	14,308	254
Ramsay Health Care Ltd.	2,592	142
Scentre Group	98,368	321
SEEK Ltd.	6,190	92
South32 Ltd. (Athens Stock Exchange)	95,975	261
Stockland	44,473	155
Sydney Airport	20,589	113
Telstra Corp. Ltd.	78,261	221
Transurban Group	40,585	393
Wesfarmers Ltd.	20,896	724
Westpac Banking Corp.	62,509	1,526
Woodside Petroleum Ltd.	15,503	401

		12,674

Austria - 0.0%
OMV A.G.	2,707	171

Belgium - 0.2%
Colruyt S.A.	1,039	54
KBC Group N.V.	4,616	393
Umicore S.A.	3,499	166

		613

Canada - 4.1%
Agnico Eagle Mines Ltd.	4,372	202
Agrium, Inc.	2,527	291
Alimentation Couche-Tard, Inc., Class B	7,756	405
AltaGas Ltd.	3,162	72
ARC Resources Ltd.	6,879	81
Atco Ltd., Class I	1,518	54
Bank of Montreal	12,060	965
Bank of Nova Scotia (The)	22,072	1,424
BlackBerry Ltd.*	9,332	104
CAE, Inc.	4,700	87
Canadian Imperial Bank of Commerce	8,036	783
Canadian National Railway Co.	13,838	1,141
Canadian Tire Corp. Ltd., Class A	1,180	154
Canadian Utilities Ltd., Class A	2,192	65
Cenovus Energy, Inc.	19,169	175
CGI Group, Inc., Class A*	3,819	207
Empire Co. Ltd., Class A	3,119	61
Enbridge, Inc.	30,704	1,201
Encana Corp.	18,047	241
Finning International, Inc.	3,304	83
First Capital Realty, Inc.	2,700	44
Fortis, Inc.	7,707	283
Franco-Nevada Corp.	3,412	273
Gildan Activewear, Inc.	4,012	130
Hydro One Ltd.(2)	5,558	99
Jean Coutu Group PJC (The), Inc., Class A	1,400	27
Kinross Gold Corp.*	23,094	100
Loblaw Cos. Ltd.	4,011	218
Lululemon Athletica, Inc.*	1,876	147
Magna International, Inc.	6,444	365
Metro, Inc.	4,205	135
National Bank of Canada	6,292	314
Open Text Corp.	4,878	173
Pembina Pipeline Corp.	9,194	333
Potash Corp. of Saskatchewan, Inc.	15,490	318
PrairieSky Royalty Ltd.	4,065	104
Rogers Communications, Inc., Class B	6,678	340
Shaw Communications, Inc., Class B	7,864	179

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%(1) continued
Canada - 4.1% continued
Sun Life Financial, Inc.	11,313	$467
Suncor Energy, Inc.	30,555	1,122
Teck Resources Ltd., Class B	10,539	276
TELUS Corp.	3,587	136
Toronto-Dominion Bank (The)	33,961	1,990

		15,369

Denmark - 0.9%
Chr Hansen Holding A/S	1,820	171
Coloplast A/S, Class B	2,193	174
Genmab A/S*	1,084	180
ISS A/S	3,087	119
Novo Nordisk A/S, Class B	34,349	1,846
Novozymes A/S, Class B	4,172	238
Orsted A/S(2)	3,491	190
Pandora A/S	1,979	215
Tryg A/S	2,210	55
Vestas Wind Systems A/S	3,967	272

		3,460

Finland - 0.2%
Neste OYJ	2,411	154
Nokian Renkaat OYJ	2,178	99
Orion OYJ, Class B	1,799	67
Stora Enso OYJ (Registered)	10,171	161
UPM-Kymmene OYJ	9,843	306
Wartsila OYJ Abp	2,655	167

		954

France - 3.6%
Accor S.A.	3,465	179
Aeroports de Paris	567	108
Air Liquide S.A.	7,863	989
AXA S.A.	35,712	1,058
Capgemini S.E.	2,935	347
Carrefour S.A.	10,718	232
Casino Guichard Perrachon S.A.	966	59
Cie de Saint-Gobain	9,362	515
Cie Generale des Etablissements Michelin	3,157	452
CNP Assurances	2,964	68
Danone S.A.	11,123	933
Essilor International Cie Generale d’Optique S.A.	3,825	527
Eurazeo S.A.	855	79
Gecina S.A.	870	161
Imerys S.A.	690	65
JCDecaux S.A.	1,455	59
Kering	1,396	658
Lagardere S.C.A.	2,185	70
L’Oreal S.A.	4,642	1,028
Natixis S.A.	17,291	137
Orange S.A.	36,523	634
Renault S.A.	3,537	355
Rexel S.A.	5,324	97
Schneider Electric S.E.*	10,459	887
SES S.A.	6,679	104
Societe BIC S.A.	548	60
Suez	6,775	119
TOTAL S.A.	43,753	2,414
Unibail-Rodamco S.E.	1,840	464
Vivendi S.A.	19,018	511
Wendel S.A.	519	90

		13,459

Germany - 3.5%
adidas A.G.	3,469	692
Allianz S.E. (Registered)	8,265	1,893
BASF S.E.	16,915	1,856
Bayerische Motoren Werke A.G.	6,102	634
Beiersdorf A.G.	1,860	218
Commerzbank A.G.*	19,700	295
Deutsche Boerse A.G.	3,555	412
Deutsche Post A.G. (Registered)	17,892	850
E.ON S.E.	40,575	440
Evonik Industries A.G.	2,995	112
Fraport A.G. Frankfurt Airport Services Worldwide	791	87
HeidelbergCement A.G.	2,749	297
Henkel A.G. & Co. KGaA	1,939	233
Merck KGaA	2,394	258
METRO A.G.*	3,088	62
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	2,877	624
OSRAM Licht A.G.	1,828	164
ProSiebenSat.1 Media S.E.	4,290	148
SAP S.E.	18,106	2,030
Siemens A.G. (Registered)	14,088	1,955
Symrise A.G.	2,239	192

		13,452

EQUITY INDEX FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%(1) continued
Hong Kong - 0.7%
BOC Hong Kong Holdings Ltd.	68,000	$344
CLP Holdings Ltd.	30,306	310
Hang Lung Properties Ltd.	37,000	90
Hang Seng Bank Ltd.	13,978	347
Henderson Land Development Co. Ltd.	21,800	144
Hong Kong & China Gas Co. Ltd.	155,186	304
Hong Kong Exchanges & Clearing Ltd.	21,586	659
Hysan Development Co. Ltd.	12,000	64
Li & Fung Ltd.	112,000	61
MTR Corp. Ltd.	27,436	161
Shangri-La Asia Ltd.	22,000	50
Swire Pacific Ltd., Class A	9,500	88
Swire Properties Ltd.	21,878	70
Yue Yuen Industrial Holdings Ltd.	13,000	51

		2,743

Ireland - 0.8%
Accenture PLC, Class A	11,386	1,743
Allegion PLC	1,754	140
CRH PLC (Dublin Exchange)	15,416	555
DCC PLC	1,633	164
Kerry Group PLC, Class A	2,923	328

		2,930

Israel - 0.1%
Bank Hapoalim B.M.	19,696	145
Bank Leumi Le-Israel B.M.	26,724	161
Mizrahi Tefahot Bank Ltd.	2,345	43

		349

Italy - 0.5%
Assicurazioni Generali S.p.A.	22,995	419
Intesa Sanpaolo S.p.A.	249,314	827
Intesa Sanpaolo S.p.A. (RSP)	18,347	59
Snam S.p.A.	42,522	208
Tenaris S.A.	8,674	137
Terna Rete Elettrica Nazionale S.p.A.	25,857	150
UnipolSai Assicurazioni S.p.A.	16,508	38

		1,838

Japan - 8.4%
Aeon Co. Ltd.	11,200	189
AEON Financial Service Co. Ltd.	2,190	51
Aeon Mall Co. Ltd.	2,180	43
Aisin Seiki Co. Ltd.	3,200	180
Ajinomoto Co., Inc.	9,800	185
Alfresa Holdings Corp.	3,400	80
Amada Holdings Co. Ltd.	6,600	90
ANA Holdings, Inc.	2,300	96
Asahi Glass Co. Ltd.	3,700	160
Asahi Kasei Corp.	23,200	299
Asics Corp.	3,200	51
Astellas Pharma, Inc.	38,100	484
Benesse Holdings, Inc.	1,200	42
Casio Computer Co. Ltd.	3,500	50
Central Japan Railway Co.	2,600	465
Chugai Pharmaceutical Co. Ltd.	4,110	210
Dai Nippon Printing Co. Ltd.	5,000	112
Daicel Corp.	5,300	60
Daikin Industries Ltd.	4,600	545
Daiwa House Industry Co. Ltd.	10,300	396
Denso Corp.	8,800	528
Dentsu, Inc.	4,000	169
East Japan Railway Co.	6,000	585
Eisai Co. Ltd.	4,905	278
Fast Retailing Co. Ltd.	1,000	399
FUJIFILM Holdings Corp.	7,600	310
Fujitsu Ltd.	36,000	255
Hino Motors Ltd.	5,000	65
Hitachi Chemical Co. Ltd.	1,917	49
Hitachi Construction Machinery Co. Ltd.	2,000	72
Hitachi High-Technologies Corp.	1,343	57
Hitachi Metals Ltd.	3,900	56
Honda Motor Co. Ltd.	31,700	1,087
Hulic Co. Ltd.	5,500	62
Inpex Corp.	17,500	219
Kajima Corp.	16,000	154
Kaneka Corp.	5,000	46
Kansai Paint Co. Ltd.	3,700	96
Kao Corp.	9,100	615
Kawasaki Heavy Industries Ltd.	2,800	98
KDDI Corp.	33,300	829
Keio Corp.	2,200	97
Keyence Corp.	1,800	1,005
Kikkoman Corp.	2,800	113
Kobe Steel Ltd.*	6,055	56
Komatsu Ltd.	17,000	616
Konica Minolta, Inc.	9,200	89
Kubota Corp.	19,400	380
Kuraray Co. Ltd.	6,500	123

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%(1) continued
Japan - 8.4% continued
Kurita Water Industries Ltd.	1,800	$58
Kyocera Corp.	5,900	385
Kyowa Hakko Kirin Co. Ltd.	4,500	87
Lawson, Inc.	900	60
Marui Group Co.Ltd.	3,900	71
Mazda Motor Corp.	10,300	138
McDonald’s Holdings Co. Japan Ltd.	1,300	57
Mitsubishi Corp.	27,800	768
Mitsubishi Electric Corp.	35,400	588
Mitsubishi Estate Co. Ltd.	23,000	400
Mitsubishi Materials Corp.	2,100	75
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,030	48
Mitsui Chemicals, Inc.	3,500	113
Mitsui Fudosan Co. Ltd.	16,400	368
Mitsui OSK Lines Ltd.	2,200	73
Mizuho Financial Group, Inc.	444,073	807
Murata Manufacturing Co. Ltd.	3,515	470
Nabtesco Corp.	2,000	77
NEC Corp.	4,800	129
NGK Insulators Ltd.	5,000	94
NGK Spark Plug Co. Ltd.	2,900	70
Nikon Corp.	6,500	131
Nippon Express Co. Ltd.	1,400	93
Nippon Prologis REIT, Inc.	34	72
Nippon Yusen K.K.*	3,000	73
Nissan Motor Co. Ltd.	42,700	426
Nissin Foods Holdings Co. Ltd.	1,100	80
Nitto Denko Corp.	3,000	267
Nomura Real Estate Holdings, Inc.	2,500	56
Nomura Research Institute Ltd.	2,492	116
NSK Ltd.	7,100	112
NTT DOCOMO, Inc.	25,100	593
Obayashi Corp.	11,900	144
Omron Corp.	3,500	208
Oriental Land Co. Ltd.	4,000	365
Osaka Gas Co. Ltd.	6,900	133
Panasonic Corp.	40,500	593
Resona Holdings, Inc.	40,600	243
Rinnai Corp.	600	54
Santen Pharmaceutical Co. Ltd.	6,900	108
Secom Co. Ltd.	3,900	294
Sekisui Chemical Co. Ltd.	7,500	150
Sekisui House Ltd.	10,800	195
Seven & i Holdings Co. Ltd.	13,900	577
Shimadzu Corp.	4,800	109
Shimizu Corp.	10,400	107
Shin-Etsu Chemical Co. Ltd.	7,200	730
Shionogi & Co. Ltd.	5,500	297
Shiseido Co. Ltd.	7,000	337
Showa Shell Sekiyu K.K.	3,600	49
Sompo Holdings, Inc.	6,600	254
Sony Corp.	23,300	1,047
Stanley Electric Co. Ltd.	2,633	107
Subaru Corp.	11,308	358
Sumitomo Chemical Co. Ltd.	29,000	209
Sumitomo Corp.	21,900	371
Sumitomo Dainippon Pharma Co. Ltd.	3,135	47
Sumitomo Electric Industries Ltd.	13,700	231
Sumitomo Heavy Industries Ltd.	2,200	93
Sumitomo Metal Mining Co. Ltd.	4,500	206
Sumitomo Mitsui Trust Holdings, Inc.	6,200	246
Sumitomo Rubber Industries Ltd.	3,100	58
Suntory Beverage & Food Ltd.	2,600	116
Suzuken Co. Ltd.	1,238	51
Sysmex Corp.	2,842	224
T&D Holdings, Inc.	9,900	169
Takashimaya Co. Ltd.	6,000	63
Takeda Pharmaceutical Co. Ltd.	13,100	742
TDK Corp.	2,400	192
Teijin Ltd.	3,400	76
Toho Co. Ltd.	2,000	69
Toho Gas Co. Ltd.	1,200	33
Tokyo Electron Ltd.	2,900	519
Tokyo Gas Co. Ltd.	7,200	164
Tokyu Corp.	9,800	156
Tokyu Fudosan Holdings Corp.	9,800	71
Toppan Printing Co. Ltd.	10,000	90
Toray Industries, Inc.	27,200	257
TOTO Ltd.	2,700	159
Toyo Suisan Kaisha Ltd.	1,600	68
Toyoda Gosei Co. Ltd.	1,100	28
Toyota Tsusho Corp.	3,900	157
USS Co. Ltd.	4,000	85
West Japan Railway Co.	3,100	226
Yakult Honsha Co. Ltd.	1,600	121
Yamada Denki Co. Ltd.	12,160	67
Yamaha Corp.	3,100	114
Yamaha Motor Co. Ltd.	5,100	167

EQUITY INDEX FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%(1) continued
Japan - 8.4% continued
Yaskawa Electric Corp.	4,700	$205
Yokogawa Electric Corp.	4,200	80

		31,640

Netherlands - 1.4%
Aegon N.V.	32,841	209
Akzo Nobel N.V.	4,641	406
ASML Holding N.V.	7,153	1,241
EXOR N.V.	2,053	126
ING Groep N.V.	71,549	1,317
Koninklijke Ahold Delhaize N.V.	23,619	518
Koninklijke DSM N.V.	3,338	318
Koninklijke KPN N.V.	63,025	220
Koninklijke Philips N.V.	17,340	656
Koninklijke Vopak N.V.	1,332	59
NN Group N.V.	5,605	242
QIAGEN N.V.*	3,973	124

		5,436

New Zealand - 0.1%
Auckland International Airport Ltd.	16,719	77
Fletcher Building Ltd.	12,259	66
Mercury NZ Ltd.	13,455	32
Meridian Energy Ltd.	25,629	53
Ryman Healthcare Ltd.	7,209	54

		282

Norway - 0.4%
DNB ASA	17,982	332
Marine Harvest ASA*	7,845	133
Norsk Hydro ASA	24,725	187
Orkla ASA	14,937	158
Statoil ASA	21,341	457
Telenor ASA	13,844	297

		1,564

Portugal - 0.1%
Banco Espirito Santo S.A. (Registered)* (3)	29,034	—
EDP - Energias de Portugal S.A.	42,809	148
Galp Energia SGPS S.A.	9,214	169
Jeronimo Martins SGPS S.A.	4,759	93

		410

Singapore - 0.5%
Ascendas Real Estate Investment Trust	45,600	93
CapitaLand Commercial Trust	47,060	68
CapitaLand Ltd.	47,100	124
CapitaLand Mall Trust	46,100	73
City Developments Ltd.	7,600	71
DBS Group Holdings Ltd.	33,033	612
Global Logistic Properties Ltd.	49,000	123
Jardine Cycle & Carriage Ltd.	1,844	56
Keppel Corp. Ltd.	26,700	146
Singapore Airlines Ltd.	9,700	77
Singapore Press Holdings Ltd.	29,700	59
Singapore Telecommunications Ltd.	150,300	401
StarHub Ltd.	10,300	22
UOL Group Ltd.	9,582	64

		1,989

South Africa - 0.1%
Investec PLC	12,368	89
Mediclinic International PLC (London Exchange)	6,453	56
Mondi PLC	6,575	172

		317

Spain - 1.3%
Amadeus IT Group S.A.	8,070	581
Banco Bilbao Vizcaya Argentaria S.A.	122,930	1,047
Banco de Sabadell S.A.	96,105	190
Bankinter S.A.	12,382	117
CaixaBank S.A.	66,030	307
Enagas S.A.	4,165	119
Ferrovial S.A.	9,034	205
Gas Natural SDG S.A.	6,466	149
Iberdrola S.A.	104,777	811
Industria de Diseno Textil S.A.	20,233	704
Red Electrica Corp. S.A.	7,989	179
Repsol S.A.	22,487	397

		4,806

Sweden - 1.5%
Assa Abloy AB, Class B	18,445	383
Atlas Copco AB, Class A	12,412	535
Atlas Copco AB, Class B	7,242	277
Autoliv, Inc.	1,604	204
Boliden AB	5,027	171
Essity AB, Class B*	11,172	316
Hennes & Mauritz AB, Class B	17,504	361
Husqvarna AB, Class B	7,799	74
ICA Gruppen AB	1,518	55
Industrivarden AB, Class C	3,091	76

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%(1) continued
Sweden - 1.5% continued
Kinnevik AB, Class B	4,337	$146
L E Lundbergforetagen AB, Class B	639	48
Nordea Bank AB	55,947	677
Sandvik AB	20,555	359
Skandinaviska Enskilda Banken AB, Class A	28,010	328
Skanska AB, Class B	6,238	129
SKF AB, Class B	6,942	154
Svenska Handelsbanken AB, Class A	28,125	384
Swedbank AB, Class A	16,677	402
Telefonaktiebolaget LM Ericsson, Class B	56,600	371
Telia Co. AB	47,935	213

		5,663

Switzerland - 4.0%
ABB Ltd. (Registered)	33,932	907
Adecco Group A.G. (Registered)	3,000	229
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	19	116
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	2	145
Chubb Ltd.	8,590	1,255
Cie Financiere Richemont S.A. (Registered)	9,601	869
Coca-Cola HBC A.G. - CDI*	3,412	111
Ferguson PLC	4,660	334
Garmin Ltd.	2,262	135
Givaudan S.A. (Registered)	170	392
Kuehne + Nagel International A.G. (Registered)	976	173
LafargeHolcim Ltd. (Registered)*	5,962	336
LafargeHolcim Ltd. (Registered) (Euronext Paris Exchange)*	2,416	136
Lonza Group A.G. (Registered)*	1,371	370
Novartis A.G. (Registered)	40,976	3,464
Roche Holding A.G. (Genusschein)	12,942	3,274
SGS S.A. (Registered)	99	258
Sika A.G. (Bearer)	40	317
Swiss Re A.G.	5,789	542
Swisscom A.G. (Registered)	478	254
TE Connectivity Ltd.	6,513	619
Zurich Insurance Group A.G.	2,779	845

		15,081

United Kingdom - 5.9%
3i Group PLC	17,529	216
Aon PLC	4,830	647
Aptiv PLC	4,919	417
Associated British Foods PLC	6,612	251
Aviva PLC	74,206	507
Barratt Developments PLC	18,553	162
Berkeley Group Holdings (The) PLC	2,409	136
British Land (The) Co. PLC	17,932	167
BT Group PLC	155,170	568
Burberry Group PLC	7,908	191
Capita PLC	12,837	69
CNH Industrial N.V.	18,818	252
Coca-Cola European Partners PLC (New York Exchange)	3,881	155
Croda International PLC	2,414	144
easyJet PLC	3,134	62
GlaxoSmithKline PLC	90,602	1,603
Hammerson PLC	14,595	108
IHS Markit Ltd.*	7,361	332
InterContinental Hotels Group PLC	3,285	209
Intertek Group PLC	2,919	205
ITV PLC	66,999	149
J Sainsbury PLC	30,265	99
Johnson Matthey PLC	3,632	150
Kingfisher PLC	39,569	180
Land Securities Group PLC	13,626	185
Legal & General Group PLC	110,952	409
Liberty Global PLC, Class A*	3,886	139
Liberty Global PLC, Class C*	10,447	354
London Stock Exchange Group PLC	5,773	296
Marks & Spencer Group PLC	29,953	127
Meggitt PLC	14,762	96
Merlin Entertainments PLC(2)	13,291	65
Michael Kors Holdings Ltd.*	2,813	177
National Grid PLC	63,001	740
Next PLC	2,705	166
Old Mutual PLC (London Exchange)	92,157	288
Pearson PLC	15,376	152
Pentair PLC	3,117	220
Prudential PLC	47,617	1,224
Reckitt Benckiser Group PLC	12,314	1,150
RELX N.V.	17,808	409
RELX PLC (London Exchange)	19,516	457
RSA Insurance Group PLC	18,793	160

EQUITY INDEX FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%(1) continued
United Kingdom - 5.9% continued
Schroders PLC	2,299	$109
Segro PLC	18,458	146
Sky PLC*	18,970	259
SSE PLC	18,349	327
Standard Chartered PLC*	60,595	638
Standard Life Aberdeen PLC	49,292	290
Taylor Wimpey PLC	59,052	165
TechnipFMC PLC*	3,534	109
TechnipFMC PLC (New York Exchange)	4,654	146
Tesco PLC	150,784	426
Travis Perkins PLC	4,402	93
Unilever N.V. - CVA	30,012	1,686
Unilever PLC	23,261	1,289
United Utilities Group PLC	12,388	139
Vodafone Group PLC	491,096	1,551
Whitbread PLC	3,371	182
Willis Towers Watson PLC	2,385	359
Wm Morrison Supermarkets PLC	40,778	121
WPP PLC	23,389	424

		22,252

United States - 55.1%
3M Co.	10,994	2,588
A.O. Smith Corp.	2,682	164
Acuity Brands, Inc.	800	141
Advance Auto Parts, Inc.	1,360	136
AES Corp.	12,195	132
Aflac, Inc.	7,284	639
AGCO Corp.	1,179	84
Agilent Technologies, Inc.	5,924	397
Air Products & Chemicals, Inc.	4,017	659
Albemarle Corp.	2,037	261
Alexandria Real Estate Equities, Inc.	1,727	226
Align Technology, Inc.*	1,389	309
Alliant Energy Corp.	4,285	183
Allstate (The) Corp.	6,660	697
Ally Financial, Inc.	8,300	242
Alphabet, Inc., Class C*	5,765	6,033
AMERCO	128	48
American Express Co.	13,844	1,375
American Financial Group, Inc.	1,350	147
American International Group, Inc.	16,647	992
American Tower Corp.	7,908	1,128
American Water Works Co., Inc.	3,305	302
Ameriprise Financial, Inc.	2,764	468
AmerisourceBergen Corp.	3,031	278
AMETEK, Inc.	4,212	305
Amgen, Inc.	13,443	2,338
Analog Devices, Inc.	6,776	603
Andeavor	2,749	314
Annaly Capital Management, Inc.	21,230	252
ANSYS, Inc.*	1,591	235
Antero Resources Corp.*	4,253	81
Anthem, Inc.	4,838	1,089
Apache Corp.	7,011	296
Applied Materials, Inc.	19,651	1,005
Aramark	4,523	193
Arch Capital Group Ltd.*	2,412	219
Arconic, Inc.	7,187	196
Arthur J. Gallagher & Co.	3,353	212
Assurant, Inc.	1,002	101
Autodesk, Inc.*	3,656	383
Automatic Data Processing, Inc.	8,202	961
AutoNation, Inc.*	1,290	66
Avery Dennison Corp.	1,602	184
Axalta Coating Systems Ltd.*	4,009	130
Axis Capital Holdings Ltd.	1,447	73
Baker Hughes a GE Co.	7,394	234
Ball Corp.	6,165	233
Bank of New York Mellon (The) Corp.	19,037	1,025
BB&T Corp.	14,893	740
Becton Dickinson and Co.	4,193	898
Best Buy Co., Inc.	5,062	347
Biogen, Inc.*	3,896	1,241
BioMarin Pharmaceutical, Inc.*	3,233	288
BlackRock, Inc.	2,225	1,143
BorgWarner, Inc.	3,894	199
Boston Properties, Inc.	2,836	369
Bristol-Myers Squibb Co.	30,213	1,851
Brixmor Property Group, Inc.	5,636	105
Bunge Ltd.	2,534	170
C.H. Robinson Worldwide, Inc.	2,589	231
CA, Inc.	5,831	194
Camden Property Trust	1,745	161
Campbell Soup Co.	3,320	160
Cardinal Health, Inc.	5,835	358
CarMax, Inc.*	3,348	215
Caterpillar, Inc.	10,888	1,716
CBRE Group, Inc., Class A*	5,611	243

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%(1) continued
United States - 55.1% continued
Celanese Corp., Class A	2,537	$272
Celgene Corp.*	14,411	1,504
Centene Corp.*	3,182	321
CenterPoint Energy, Inc.	7,555	214
CenturyLink, Inc.	17,708	295
Charles Schwab (The) Corp.	22,227	1,142
Charter Communications, Inc., Class A*	3,564	1,197
Cheniere Energy, Inc.*	3,731	201
Cigna Corp.	4,638	942
Cimarex Energy Co.	1,758	214
Cisco Systems, Inc.	92,110	3,528
CIT Group, Inc.	2,482	122
Citizens Financial Group, Inc.	9,313	391
Citrix Systems, Inc.*	2,795	246
Clorox (The) Co.	2,380	354
CME Group, Inc.	6,264	915
CMS Energy Corp.	5,202	246
Coca-Cola (The) Co.	74,646	3,425
Cognizant Technology Solutions Corp., Class A	10,884	773
Colgate-Palmolive Co.	15,419	1,163
Comerica, Inc.	3,297	286
Concho Resources, Inc.*	2,742	412
ConocoPhillips	22,329	1,226
Consolidated Edison, Inc.	5,711	485
Continental Resources, Inc.*	1,728	92
Corning, Inc.	16,648	533
CSX Corp.	16,830	926
Cummins, Inc.	2,935	518
Darden Restaurants, Inc.	2,359	227
Deere & Co.	5,013	785
Dell Technologies, Inc., Class V*	3,746	304
Delta Air Lines, Inc.	3,325	186
DENTSPLY SIRONA, Inc.	4,233	279
Devon Energy Corp.	9,190	380
Discover Financial Services	6,855	527
Discovery Communications, Inc., Class A*	2,963	66
Discovery Communications, Inc., Class C*	3,690	78
Dollar General Corp.	5,071	472
Dominion Energy, Inc.	11,841	960
Domino’s Pizza, Inc.	891	168
Dover Corp.	2,895	292
Dr. Pepper Snapple Group, Inc.	3,378	328
Duke Realty Corp.	6,565	179
E*TRADE Financial Corp.*	5,068	251
East West Bancorp, Inc.	2,668	162
Eastman Chemical Co.	2,711	251
Eaton Corp. PLC	8,183	647
Eaton Vance Corp.	2,190	123
Ecolab, Inc.	4,782	642
Edison International	6,006	380
Edwards Lifesciences Corp.*	3,893	439
Envision Healthcare Corp.*	2,335	81
EOG Resources, Inc.	10,645	1,149
EQT Corp.	4,654	265
Equinix, Inc.	1,436	651
Estee Lauder (The) Cos., Inc., Class A	4,126	525
Eversource Energy	5,843	369
Expeditors International of Washington, Inc.	3,266	211
Fastenal Co.	5,383	294
Federal Realty Investment Trust	1,334	177
Fifth Third Bancorp	13,583	412
First Republic Bank	2,910	252
Flex Ltd.*	9,825	177
Flowserve Corp.	2,456	103
Ford Motor Co.	68,291	853
Fortune Brands Home & Security, Inc.	2,842	195
Franklin Resources, Inc.	6,257	271
Gap (The), Inc.	4,346	148
General Mills, Inc.	10,598	628
Gilead Sciences, Inc.	24,060	1,724
Hanesbrands, Inc.	6,732	141
Harley-Davidson, Inc.	3,150	160
Hartford Financial Services Group (The), Inc.	6,717	378
Hasbro, Inc.	2,077	189
HCA Healthcare, Inc.*	5,328	468
HCP, Inc.	8,622	225
Henry Schein, Inc.*	2,917	204
Hess Corp.	5,361	254
Hewlett Packard Enterprise Co.	29,915	430
Hilton Worldwide Holdings, Inc.	3,621	289
Hologic, Inc.*	5,052	216
Hormel Foods Corp.	5,493	200
Host Hotels & Resorts, Inc.	13,721	272

EQUITY INDEX FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%(1) continued
United States - 55.1% continued
HP, Inc.	31,024	$652
Humana, Inc.	2,663	661
IDEXX Laboratories, Inc.*	1,610	252
Illinois Tool Works, Inc.	5,707	952
Ingersoll-Rand PLC	4,622	412
Intel Corp.	86,563	3,996
Intercontinental Exchange, Inc.	10,845	765
International Business Machines Corp.	16,310	2,502
International Flavors & Fragrances, Inc.	1,457	222
International Paper Co.	7,232	419
Intuit, Inc.	4,486	708
Invesco Ltd.	7,523	275
IQVIA Holdings, Inc.*	2,596	254
Iron Mountain, Inc.	4,635	175
Johnson & Johnson	49,441	6,908
Johnson Controls International PLC	17,184	655
Jones Lang LaSalle, Inc.	867	129
Kansas City Southern	1,945	205
Kellogg Co.	4,818	328
KeyCorp	20,052	404
Kimberly-Clark Corp.	6,511	786
Kinder Morgan, Inc.	37,043	669
Kohl’s Corp.	3,163	172
Kraft Heinz (The) Co.	11,224	873
L3 Technologies, Inc.	1,443	286
Laboratory Corp. of America Holdings*	1,877	299
Lam Research Corp.	2,994	551
Lennox International, Inc.	700	146
Liberty Broadband Corp., Class C*	1,953	166
Liberty Property Trust	2,721	117
Lincoln National Corp.	4,074	313
LKQ Corp.*	5,699	232
Loews Corp.	5,325	266
Lowe’s Cos., Inc.	15,422	1,433
LyondellBasell Industries N.V., Class A	6,200	684
M&T Bank Corp.	2,521	431
Macerich (The) Co.	2,263	149
ManpowerGroup, Inc.	1,261	159
Marathon Oil Corp.	15,614	264
Marathon Petroleum Corp.	9,302	614
Marriott International, Inc., Class A	5,834	792
Marsh & McLennan Cos., Inc.	9,445	769
Marvell Technology Group Ltd.	7,419	159
Masco Corp.	5,970	262
Mastercard, Inc., Class A	17,395	2,633
Mattel, Inc.	6,309	97
McCormick & Co., Inc. (Non Voting)	2,209	225
McDonald’s Corp.	14,922	2,568
Merck & Co., Inc.	50,244	2,827
Mettler-Toledo International, Inc.*	473	293
Microchip Technology, Inc.	4,291	377
Microsoft Corp.	134,785	11,530
Mohawk Industries, Inc.*	1,165	321
Mondelez International, Inc., Class A	27,779	1,189
Moody’s Corp.	3,169	468
Mosaic (The) Co.	6,112	157
Motorola Solutions, Inc.	3,000	271
Nasdaq, Inc.	2,155	166
National Oilwell Varco, Inc.	6,847	247
Netflix, Inc.*	7,955	1,527
New York Community Bancorp, Inc.	9,037	118
Newell Brands, Inc.	9,040	279
Newfield Exploration Co.*	3,660	115
NIKE, Inc., Class B	24,176	1,512
NiSource, Inc.	6,016	154
Noble Energy, Inc.	8,428	246
Nordstrom, Inc.	2,195	104
Norfolk Southern Corp.	5,284	766
Northern Trust Corp.(4)	3,947	394
Nucor Corp.	5,877	374
NVIDIA Corp.	11,054	2,139
Occidental Petroleum Corp.	14,089	1,038
ONEOK, Inc.	7,030	376
Oracle Corp.	57,155	2,702
PACCAR, Inc.	6,478	460
Parker-Hannifin Corp.	2,454	490
People’s United Financial, Inc.	6,388	119
PepsiCo, Inc.	26,261	3,149
Phillips 66	8,012	810
Pinnacle West Capital Corp.	2,016	172
Pioneer Natural Resources Co.	3,133	542
PNC Financial Services Group (The), Inc.	8,830	1,274
Polaris Industries, Inc.	1,098	136
PPG Industries, Inc.	4,727	552
Praxair, Inc.	5,272	815
Priceline Group (The), Inc.*	904	1,571

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%(1) continued
United States - 55.1% continued
Principal Financial Group, Inc.	5,328	$376
Procter & Gamble (The) Co.	46,975	4,316
Progressive (The) Corp.	10,725	604
Prologis, Inc.	9,802	632
Prudential Financial, Inc.	7,869	905
Public Service Enterprise Group, Inc.	9,325	480
PVH Corp.	1,449	199
Quest Diagnostics, Inc.	2,552	251
Range Resources Corp.	4,676	80
Raymond James Financial, Inc.	2,395	214
Regions Financial Corp.	22,042	381
Reinsurance Group of America, Inc.	1,190	186
RenaissanceRe Holdings Ltd.	745	94
ResMed, Inc.	2,624	222
Robert Half International, Inc.	2,383	132
Rockwell Automation, Inc.	2,366	465
Rockwell Collins, Inc.	3,014	409
Roper Technologies, Inc.	1,884	488
Ross Stores, Inc.	7,203	578
Royal Caribbean Cruises Ltd.	3,173	378
S&P Global, Inc.	4,763	807
salesforce.com, Inc.*	12,580	1,286
SBA Communications Corp.*	2,219	363
Schlumberger Ltd.	25,600	1,725
Scripps Networks Interactive, Inc., Class A	1,542	132
Sealed Air Corp.	3,504	173
SEI Investments Co.	2,481	178
Sempra Energy	4,370	467
Sensata Technologies Holding N.V.*	3,143	161
Sherwin-Williams (The) Co.	1,549	635
Signature Bank*	1,015	139
Skyworks Solutions, Inc.	3,352	318
Snap-on, Inc.	1,063	185
Southern (The) Co.	18,417	886
Southwest Airlines Co.	2,763	181
Sprint Corp.*	14,783	87
Stanley Black & Decker, Inc.	2,823	479
Starbucks Corp.	26,603	1,528
State Street Corp.	6,892	673
SVB Financial Group*	972	227
Symantec Corp.	11,365	319
T. Rowe Price Group, Inc.	4,393	461
Tapestry, Inc.	5,311	235
TD Ameritrade Holding Corp.	4,717	241
TESARO, Inc.*	720	60
Tesla, Inc.*	2,460	766
Texas Instruments, Inc.	18,240	1,905
Tiffany & Co.	2,297	239
Time Warner, Inc.	14,331	1,311
Tractor Supply Co.	2,281	171
TransDigm Group, Inc.	957	263
Travelers (The) Cos., Inc.	5,086	690
Trimble, Inc.*	4,671	190
UDR, Inc.	4,938	190
Ulta Beauty, Inc.*	1,089	244
Under Armour, Inc., Class A*	3,215	46
Under Armour, Inc., Class C*	3,319	44
Union Pacific Corp.	14,746	1,977
United Parcel Service, Inc., Class B	12,690	1,512
United Rentals, Inc.*	1,560	268
US Bancorp	30,819	1,651
Vail Resorts, Inc.	743	158
Valero Energy Corp.	8,140	748
Varian Medical Systems, Inc.*	1,664	185
Verizon Communications, Inc.	75,150	3,978
Vertex Pharmaceuticals, Inc.*	4,646	696
VF Corp.	6,168	456
Vornado Realty Trust	3,082	241
Voya Financial, Inc.	3,338	165
W.W. Grainger, Inc.	1,017	240
WABCO Holdings, Inc.*	969	139
Walt Disney (The) Co.	28,434	3,057
Waste Management, Inc.	8,110	700
Waters Corp.*	1,472	284
WEC Energy Group, Inc.	5,818	386
Welltower, Inc.	6,800	434
Western Union (The) Co.	8,565	163
WestRock Co.	4,659	294
Weyerhaeuser Co.	13,879	489
Whirlpool Corp.	1,346	227
Williams (The) Cos., Inc.	15,240	465
Workday, Inc., Class A*	2,471	251
Wyndham Worldwide Corp.	1,897	220
Xcel Energy, Inc.	9,360	450
Xerox Corp.	3,992	116
XL Group Ltd.	4,763	167
Xylem, Inc.	3,327	227

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%(1) continued
United States - 55.1% continued
Zayo Group Holdings, Inc.*	3,449	$127
Zions Bancorporation	3,732	190
Zoetis, Inc.	8,988	647

		208,438

Total Common Stocks (Cost $266,979)		365,890

PREFERRED STOCKS - 0.2%(1)
Germany - 0.2%
Bayerische Motoren Werke A.G.,
4.76%(5)	1,059	94
Henkel A.G. & Co. KGaA,
1.48%(5)	3,284	434

		528

Total Preferred Stocks (Cost $343)		528

RIGHTS - 0.0%
Spain - 0.0%
Repsol S.A.*	22,464	10

Total Rights (Cost $10)		10

INVESTMENT COMPANIES - 2.1%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(6) (7)	8,093,544	8,094

Total Investment Companies (Cost $8,094)		8,094

Total Investments - 99.0% (Cost $275,426)		374,522

Other Assets less Liabilities - 1.0%		3,970

NET ASSETS - 100.0%		$378,492

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Investment in affiliate.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2017 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2017, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	United States Dollar	125	Australian Dollar	163	3/21/18	$2
BNY Mellon	United States Dollar	200	Euro	168	3/21/18	3
BNY Mellon	United States Dollar	60	Swedish Krona	498	3/21/18	2
Morgan Stanley	United States Dollar	247	Canadian Dollar	317	3/21/18	6
Morgan Stanley	United States Dollar	883	Euro	743	3/21/18	12
Morgan Stanley	United States Dollar	335	Swiss Franc	327	3/21/18	4
Societe Generale	United States Dollar	197	British Pound	146	3/21/18	1

Subtotal Appreciation						30

Bank of Montreal	Canadian Dollar	126	United States Dollar	100	3/21/18	— *
Bank of Montreal	Swiss Franc	136	United States Dollar	140	3/21/18	(1)
BNY Mellon	Euro	301	United States Dollar	360	3/21/18	(3)
BNY Mellon	Japanese Yen	28,154	United States Dollar	250	3/22/18	(1)
BNY Mellon	United States Dollar	350	Japanese Yen	39,097	3/22/18	(1)
Goldman Sachs	British Pound	89	United States Dollar	120	3/21/18	(1)
Goldman Sachs	United States Dollar	200	Japanese Yen	22,322	3/22/18	(1)

Subtotal Depreciation						(8)

Total						$22

*	Amount rounds to less than one thousand.

At December 31, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500 (United States Dollar)	54	$7,225	Long	03/18	$86
Euro Stoxx 50 (Euro)	51	2,137	Long	03/18	(40)
FTSE 100 Index (British Pound)	7	722	Long	03/18	23
S&P/TSX 60 Index (Canadian Dollar)	2	305	Long	03/18	5

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
SPI 200 Index (Australian Dollar)	4	$470	Long	03/18	$1
Topix Index (Japanese Yen)	7	1,129	Long	03/18	18

Total					$93

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.2%
Consumer Staples	8.8
Energy	5.9
Financials	17.8
Health Care	12.2
Industrials	12.0
Information Technology	16.3
Materials	5.5
Real Estate	3.2
Telecommunication Services	2.9
Utilities	3.2

Total	100.0%

At December 31, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	58.9%
Euro	12.3
Japanese Yen	8.6
All other currencies less than 5%	20.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Canada	$15,369	$—	$—	$15,369
Ireland	1,883	1,047	—	2,930
South Africa	172	145	—	317
Sweden	204	5,459	—	5,663
Switzerland	2,009	13,072	—	15,081
United Kingdom	2,946	19,306	—	22,252
United States	208,438	—	—	208,438
All Other Countries(1)	—	95,840	—	95,840

Total Common Stocks	231,021	134,869	—	365,890

Preferred Stocks(1)	—	528	—	528
Rights(1)	10	—	—	10
Investment Companies	8,094	—	—	8,094

Total Investments	$239,125	$135,397	$—	$374,522

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$30	$—	$30
Futures Contracts	133	—	—	133
Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(8)	$—	$(8)
Futures Contracts	(40)	—	—	(40)

Total Other Financial Instruments	$93	$22	$—	$115

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

At December 31, 2017, the Fund has tranfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Germany	$4,756	Valuations at official close price with foreign fair value adjustment
Italy	419	Valuations at official close price with foreign fair value adjustment
Netherlands	124	Valuations at official close price with foreign fair value adjustment

Total	$5,299

At December 31, 2017, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
South Africa	$172	Valuations at official close price

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/17 (000S)		REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)		PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/17 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/17 (000S)
Common Stock
Portugal	$—	*	$—	$—	*	$—	$—	$—	$—	$—	$—	*

*	Amount rounds to less than one thousand.

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio*	$5,884	$50,913	$56,797	$—	$—	$27	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	23,189	15,095	—	—	16	8,094	8,094
Northern Trust Corp.	298	49	—	47	—	4	394	4

Total	$6,182	$74,151	$71,892	$47	$—	$47	$8,488	8,098

*	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio .

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND	DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%
Aerospace & Defense - 1.9%
Esterline Technologies Corp.*	34,615	$2,586
Huntington Ingalls Industries, Inc.	59,935	14,127
KLX, Inc.*	67,693	4,620
Orbital ATK,Inc.	76,129	10,011
Teledyne Technologies, Inc.*	46,787	8,475
Woodward, Inc.	72,730	5,567

		45,386

Apparel & Textile Products - 0.7%
Carter’s, Inc.	62,613	7,356
Deckers Outdoor Corp.*	42,056	3,375
Skechers U.S.A., Inc., Class A*	176,548	6,681

		17,412

Asset Management - 1.1%
Eaton Vance Corp.	155,845	8,788
Federated Investors, Inc., Class B	125,622	4,533
Janus Henderson Group PLC	237,752	9,096
Legg Mason, Inc.	113,228	4,753

		27,170

Automotive - 1.0%
Cooper Tire & Rubber Co.	67,830	2,398
Dana, Inc.	190,926	6,112
Delphi Technologies PLC*	117,381	6,159
Gentex Corp.	374,285	7,841

		22,510

Banking - 9.0%
Associated Banc-Corp	199,403	5,065
BancorpSouth Bank	111,034	3,492
Bank of Hawaii Corp.	55,928	4,793
Bank of the Ozarks	160,213	7,762
Cathay General Bancorp	100,166	4,224
Chemical Financial Corp.	93,826	5,017
Commerce Bancshares, Inc.	124,155	6,933
Cullen/Frost Bankers, Inc.	75,800	7,174
East West Bancorp, Inc.	190,816	11,607
First Horizon National Corp.	427,816	8,552
FNB Corp.	426,519	5,894
Fulton Financial Corp.	230,272	4,122
Hancock Holding Co.	112,321	5,560
Home BancShares, Inc.	208,556	4,849
International Bancshares Corp.	71,103	2,823
MB Financial, Inc.	110,668	4,927
New York Community Bancorp, Inc.	644,279	8,388
PacWest Bancorp	170,090	8,573
Pinnacle Financial Partners, Inc.	97,520	6,466
Prosperity Bancshares, Inc.	91,738	6,428
Signature Bank*	70,843	9,724
Sterling Bancorp	297,148	7,310
SVB Financial Group*	69,608	16,272
Synovus Financial Corp.	157,941	7,572
TCF Financial Corp.	227,421	4,662
Texas Capital Bancshares, Inc.*	65,464	5,820
Trustmark Corp.	89,077	2,838
UMB Financial Corp.	58,111	4,179
Umpqua Holdings Corp.	291,119	6,055
United Bankshares, Inc.	138,294	4,806
Valley National Bancorp	347,279	3,896
Washington Federal, Inc.	115,533	3,957
Webster Financial Corp.	121,239	6,809
Wintrust Financial Corp.	73,968	6,093

		212,642

Biotechnology & Pharmaceuticals - 1.2%
Akorn, Inc.*	123,457	3,979
Bioverativ, Inc.*	143,045	7,713
Endo International PLC*	267,215	2,071
Mallinckrodt PLC*	125,809	2,839
Prestige Brands Holdings, Inc.*	70,327	3,123
United Therapeutics Corp.*	56,960	8,427

		28,152

Chemicals - 2.9%
Ashland Global Holdings, Inc.	81,842	5,827
Cabot Corp.	81,485	5,019
Chemours (The) Co.	244,418	12,235
Minerals Technologies, Inc.	46,577	3,207
NewMarket Corp.	12,194	4,846
Olin Corp.	219,238	7,800
PolyOne Corp.	106,273	4,623
RPM International, Inc.	176,119	9,232
Sensient Technologies Corp.	57,156	4,181
Valvoline, Inc.	267,904	6,714
Versum Materials, Inc.	143,458	5,430

		69,114

Commercial Services - 1.3%
Brink’s (The) Co.	66,619	5,243
Deluxe Corp.	63,713	4,896
ManpowerGroup, Inc.	87,519	11,037

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Commercial Services - 1.3% continued
Rollins, Inc.	126,591	$5,890
Sotheby’s*	49,070	2,532

		29,598

Construction Materials - 1.2%
Carlisle Cos., Inc.	81,816	9,299
Eagle Materials, Inc.	64,132	7,266
Louisiana-Pacific Corp.*	190,903	5,013
MDU Resources Group, Inc.	257,744	6,928

		28,506

Consumer Products - 3.4%
Avon Products, Inc.*	586,228	1,260
Boston Beer (The) Co., Inc., Class A*	11,466	2,191
Dean Foods Co.	121,409	1,404
Edgewell Personal Care Co.*	73,634	4,373
Energizer Holdings, Inc.	80,401	3,858
Flowers Foods, Inc.	242,757	4,688
Hain Celestial Group (The), Inc.*	137,352	5,822
Helen of Troy Ltd.*	35,896	3,459
Ingredion, Inc.	94,874	13,263
Lamb Weston Holdings, Inc.	192,962	10,893
Lancaster Colony Corp.	25,619	3,310
Nu Skin Enterprises, Inc., Class A	65,455	4,466
Post Holdings, Inc.*	87,097	6,901
Sanderson Farms, Inc.	26,356	3,658
Snyder’s-Lance, Inc.	113,146	5,666
Tootsie Roll Industries, Inc.	25,411	925
TreeHouse Foods, Inc.*	75,403	3,729

		79,866

Consumer Services - 0.8%
Aaron’s, Inc.	81,835	3,261
Adtalem Global Education, Inc.*	80,290	3,376
Graham Holdings Co., Class B	6,128	3,421
Service Corp. International	247,229	9,227

		19,285

Containers & Packaging - 1.2%
AptarGroup, Inc.	82,262	7,098
Bemis Co., Inc.	120,006	5,735
Greif, Inc., Class A	34,278	2,076
Owens-Illinois, Inc.*	214,466	4,755
Silgan Holdings, Inc.	97,112	2,854
Sonoco Products Co.	131,360	6,980

		29,498

Design, Manufacturing & Distribution - 1.3%
Arrow Electronics, Inc.*	116,082	9,334
Avnet, Inc.	159,210	6,308
Jabil, Inc.	232,702	6,108
SYNNEX Corp.	38,454	5,228
Tech Data Corp.*	45,725	4,480

		31,458

Distributors - Consumer Staples - 0.1%
United Natural Foods, Inc.*	67,255	3,314

Electrical Equipment - 3.3%
Belden, Inc.	55,724	4,300
Cognex Corp.	228,523	13,976
Cree, Inc.*	129,280	4,801
Hubbell, Inc.	72,186	9,770
Keysight Technologies, Inc.*	244,575	10,174
Lennox International, Inc.	49,609	10,332
Littelfuse, Inc.	29,960	5,927
National Instruments Corp.	141,393	5,886
Trimble, Inc.*	332,272	13,504

		78,670

Engineering & Construction Services - 1.1%
AECOM*	207,967	7,726
Dycom Industries, Inc.*	40,983	4,567
EMCOR Group, Inc.	77,459	6,332
Granite Construction, Inc.	52,860	3,353
KBR, Inc.	184,169	3,652

		25,630

Forest & Paper Products - 0.2%
Domtar Corp.	82,630	4,092

Gaming, Lodging & Restaurants - 2.3%
Brinker International, Inc.	60,635	2,355
Buffalo Wild Wings, Inc.*	20,386	3,187
Cheesecake Factory (The), Inc.	56,359	2,715
Churchill Downs, Inc.	17,038	3,965
Cracker Barrel Old Country Store, Inc.	31,727	5,041
Domino’s Pizza, Inc.	57,709	10,905
Dunkin’ Brands Group, Inc.	119,182	7,683
ILG, Inc.	139,701	3,979
Jack in the Box, Inc.	38,740	3,801
Papa John’s International, Inc.	33,857	1,900
Texas Roadhouse, Inc.	86,195	4,541
Wendy’s (The) Co.	240,438	3,948

		54,020

EQUITY INDEX FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Hardware - 2.0%
3D Systems Corp.*	151,325	$1,307
ARRIS International PLC*	233,468	5,998
Ciena Corp.*	188,325	3,942
Diebold Nixdorf, Inc.	100,280	1,640
InterDigital, Inc.	45,611	3,473
Knowles Corp.*	118,561	1,738
NCR Corp.*	160,546	5,457
NetScout Systems, Inc.*	115,435	3,515
Pitney Bowes, Inc.	244,605	2,735
Plantronics, Inc.	43,709	2,202
VeriFone Systems, Inc.*	148,310	2,626
ViaSat, Inc.*	71,257	5,334
Zebra Technologies Corp., Class A*	70,175	7,284

		47,251

Health Care Facilities & Services - 2.1%
Acadia Healthcare Co., Inc.*	107,500	3,508
Charles River Laboratories International, Inc.*	62,449	6,835
HealthSouth Corp.	130,499	6,448
INC Research Holdings, Inc., Class A*	74,676	3,256
LifePoint Health, Inc.*	52,099	2,595
MEDNAX, Inc.*	123,433	6,596
Molina Healthcare, Inc.*	57,961	4,444
Owens & Minor, Inc.	81,429	1,537
Tenet Healthcare Corp.*	107,297	1,627
WellCare Health Plans, Inc.*	58,720	11,809

		48,655

Home & Office Products - 2.4%
CalAtlantic Group, Inc.	100,369	5,660
Herman Miller, Inc.	78,923	3,161
HNI Corp.	57,364	2,213
KB Home	111,596	3,565
NVR, Inc.*	4,589	16,099
Scotts Miracle-Gro (The) Co.	54,005	5,778
Tempur Sealy International, Inc.*	60,993	3,824
Toll Brothers, Inc.	194,069	9,319
TRI Pointe Group, Inc.*	199,008	3,566
Tupperware Brands Corp.	67,386	4,225

		57,410

Industrial Services - 0.8%
MSC Industrial Direct Co., Inc., Class A	58,633	5,668
Pool Corp.	52,918	6,861
Watsco, Inc.	40,157	6,828

		19,357

Institutional Financial Services - 1.0%
Interactive Brokers Group, Inc., Class A	94,357	5,587
SEI Investments Co.	172,597	12,403
Stifel Financial Corp.	90,288	5,377

		23,367

Insurance - 4.0%
Alleghany Corp.*	20,383	12,150
American Financial Group, Inc.	90,864	9,862
Aspen Insurance Holdings Ltd.	78,622	3,192
Brown & Brown, Inc.	152,785	7,862
CNO Financial Group, Inc.	220,730	5,450
Genworth Financial, Inc., Class A*	655,061	2,037
Hanover Insurance Group (The), Inc.	56,000	6,053
Kemper Corp.	64,414	4,438
Mercury General Corp.	48,011	2,566
Old Republic International Corp.	323,844	6,924
Primerica, Inc.	58,296	5,920
Reinsurance Group of America, Inc.	85,076	13,266
RenaissanceRe Holdings Ltd.	52,769	6,627
W.R. Berkley Corp.	126,832	9,088

		95,435

Iron & Steel - 1.8%
Allegheny Technologies, Inc.*	165,893	4,005
Carpenter Technology Corp.	62,045	3,164
Commercial Metals Co.	152,397	3,249
Reliance Steel & Aluminum Co.	96,246	8,257
Steel Dynamics, Inc.	312,691	13,486
United States Steel Corp.	230,952	8,127
Worthington Industries, Inc.	58,783	2,590

		42,878

Leisure Products - 1.1%
Brunswick Corp.	115,520	6,379
Polaris Industries, Inc.	76,741	9,515
Thor Industries, Inc.	64,666	9,747

		25,641

Machinery - 4.3%
AGCO Corp.	87,197	6,228
Crane Co.	66,772	5,957
Curtiss-Wright Corp.	58,179	7,089

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Machinery - 4.3% continued
Graco, Inc.	222,357	$10,055
IDEX Corp.	100,939	13,321
ITT, Inc.	116,131	6,198
Kennametal, Inc.	107,008	5,180
Lincoln Electric Holdings, Inc.	81,505	7,464
MSA Safety, Inc.	44,726	3,467
Nordson Corp.	66,959	9,803
Oshkosh Corp.	99,192	9,016
Regal Beloit Corp.	58,630	4,491
Terex Corp.	105,384	5,082
Toro (The) Co.	142,228	9,278

		102,629

Manufactured Goods - 0.4%
Timken (The) Co.	90,391	4,442
Valmont Industries, Inc.	29,779	4,939

		9,381

Media - 1.1%
AMC Networks, Inc., Class A*	66,644	3,604
Cable One, Inc.	6,181	4,347
Cars.com, Inc.*	93,877	2,708
John Wiley & Sons, Inc., Class A	58,943	3,876
Meredith Corp.	51,991	3,434
New York Times (The) Co., Class A	165,148	3,055
TEGNA, Inc.	282,767	3,981

		25,005

Medical Equipment & Devices - 3.9%
ABIOMED, Inc.*	55,425	10,387
Bio-Rad Laboratories, Inc., Class A*	26,737	6,381
Bio-Techne Corp.	49,335	6,391
Catalent, Inc.*	175,142	7,195
Globus Medical, Inc., Class A*	95,935	3,943
Halyard Health, Inc.*	61,614	2,845
Hill-Rom Holdings, Inc.	86,730	7,311
LivaNova PLC*	57,165	4,569
Masimo Corp.*	62,562	5,305
NuVasive, Inc.*	67,306	3,937
STERIS PLC	112,250	9,819
Teleflex, Inc.	59,449	14,792
West Pharmaceutical Services, Inc.	97,963	9,666

		92,541

Metals & Mining - 0.4%
Compass Minerals International, Inc.	44,495	3,215
Royal Gold, Inc.	86,373	7,093

		10,308

Oil, Gas & Coal - 4.5%
Callon Petroleum Co.*	267,661	3,252
CNX Resources Corp.*	273,093	3,995
Core Laboratories N.V.	58,258	6,382
Diamond Offshore Drilling, Inc.*	84,818	1,577
Dril-Quip, Inc.*	50,276	2,398
Energen Corp.*	128,165	7,378
Ensco PLC, Class A	575,213	3,400
Gulfport Energy Corp.*	216,082	2,757
HollyFrontier Corp.	233,911	11,981
Matador Resources Co.*	127,926	3,982
Murphy Oil Corp.	213,839	6,640
Murphy USA, Inc.*	42,792	3,439
Nabors Industries Ltd.	416,190	2,843
NOW, Inc.*	142,986	1,577
Oceaneering International, Inc.	130,249	2,754
Patterson-UTI Energy, Inc.	293,005	6,742
PBF Energy, Inc., Class A	145,650	5,163
QEP Resources, Inc.*	319,310	3,056
Rowan Cos. PLC, Class A*	148,801	2,330
SM Energy Co.	136,273	3,009
Southwestern Energy Co.*	677,492	3,780
Superior Energy Services, Inc.*	199,695	1,923
Transocean Ltd.*	515,776	5,509
TravelCenters of America LLC - (Fractional Shares)* (1)	80,000	—
World Fuel Services Corp.	89,563	2,520
WPX Energy, Inc.*	524,630	7,382

		105,769

Passenger Transportation - 0.4%
JetBlue Airways Corp.*	422,944	9,448

Real Estate - 0.4%
Jones Lang LaSalle, Inc.	59,871	8,917

Real Estate Investment Trusts - 8.7%
Alexander & Baldwin, Inc.	61,552	1,707
American Campus Communities, Inc.	179,710	7,374
Camden Property Trust	122,276	11,257
CoreCivic, Inc.	155,372	3,496
CoreSite Realty Corp.	45,104	5,137
Corporate Office Properties Trust	130,951	3,824

EQUITY INDEX FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Real Estate Investment Trusts - 8.7% continued
Cousins Properties, Inc.	555,477	$5,138
CyrusOne, Inc.	120,771	7,190
DCT Industrial Trust, Inc.	123,183	7,241
Douglas Emmett, Inc.	209,962	8,621
Education Realty Trust, Inc.	100,061	3,494
EPR Properties	84,544	5,534
First Industrial Realty Trust, Inc.	158,289	4,981
GEO Group (The), Inc.	163,821	3,866
Healthcare Realty Trust, Inc.	164,324	5,278
Highwoods Properties, Inc.	136,493	6,949
Hospitality Properties Trust	216,895	6,474
JBG SMITH Properties	123,316	4,283
Kilroy Realty Corp.	129,788	9,689
Lamar Advertising Co., Class A	110,848	8,229
LaSalle Hotel Properties	149,205	4,188
Liberty Property Trust	194,617	8,370
Life Storage, Inc.	61,358	5,465
Mack-Cali Realty Corp.	119,285	2,572
Medical Properties Trust, Inc.	480,724	6,624
National Retail Properties, Inc.	200,404	8,643
Omega Healthcare Investors, Inc.	261,170	7,193
Potlatch Corp.	53,259	2,658
Quality Care Properties, Inc.*	123,714	1,709
Rayonier, Inc.	170,061	5,379
Rayonier, Inc. - (Fractional Shares)(1)	50,000	—
Sabra Health Care REIT, Inc.	235,837	4,427
Senior Housing Properties Trust	313,627	6,006
Tanger Factory Outlet Centers, Inc.	124,946	3,312
Taubman Centers, Inc.	80,052	5,238
Uniti Group, Inc.	217,316	3,866
Urban Edge Properties	139,345	3,552
Washington Prime Group, Inc.	246,061	1,752
Weingarten Realty Investors	157,902	5,190

		205,906

Recreational Facilities & Services - 0.9%
Cinemark Holdings, Inc.	139,756	4,866
International Speedway Corp., Class A	32,288	1,287
Live Nation Entertainment, Inc.*	176,623	7,519
Six Flags Entertainment Corp.	102,690	6,836

		20,508

Renewable Energy - 0.5%
EnerSys	55,760	3,882
First Solar, Inc.*	107,742	7,275

		11,157

Retail - Consumer Staples - 0.5%
Big Lots, Inc.	56,077	3,149
Casey’s General Stores, Inc.	50,358	5,637
Sprouts Farmers Market, Inc.*	163,811	3,989

		12,775

Retail - Discretionary - 2.3%
American Eagle Outfitters, Inc.	221,482	4,164
AutoNation, Inc.*	78,140	4,011
Avis Budget Group, Inc.*	94,196	4,133
Bed Bath & Beyond, Inc.	189,440	4,166
Copart, Inc.*	265,392	11,462
Dick’s Sporting Goods, Inc.	109,382	3,144
Dillard’s, Inc., Class A	27,932	1,677
GameStop Corp., Class A	134,353	2,412
Michaels (The) Cos., Inc.*	145,194	3,512
Office Depot, Inc.	675,883	2,393
Sally Beauty Holdings, Inc.*	169,804	3,185
Urban Outfitters, Inc.*	105,950	3,715
Williams-Sonoma, Inc.	102,863	5,318

		53,292

Semiconductors - 3.3%
Cirrus Logic, Inc.*	84,082	4,360
Coherent, Inc.*	32,474	9,165
Cypress Semiconductor Corp.	439,687	6,701
Integrated Device Technology, Inc.*	174,881	5,199
IPG Photonics Corp.*	49,533	10,606
Microsemi Corp.*	155,223	8,017
MKS Instruments, Inc.	71,657	6,772
Monolithic Power Systems, Inc.	50,432	5,667
Silicon Laboratories, Inc.*	56,297	4,971
Synaptics, Inc.*	44,772	1,788
Teradyne, Inc.	258,937	10,842
Vishay Intertechnology, Inc.	174,505	3,621

		77,709

Software - 4.2%
ACI Worldwide, Inc.*	156,818	3,555
Acxiom Corp.*	104,635	2,884
Allscripts Healthcare Solutions, Inc.*	238,573	3,471
Blackbaud, Inc.	63,453	5,996
CDK Global, Inc.	173,357	12,357

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Software - 4.2% continued
CommVault Systems, Inc.*	56,915	$2,988
Fortinet, Inc.*	197,317	8,621
j2 Global, Inc.	63,992	4,801
LogMeIn, Inc.	69,388	7,945
Manhattan Associates, Inc.*	91,204	4,518
PTC, Inc.*	152,525	9,269
Take-Two Interactive Software, Inc.*	150,508	16,523
Tyler Technologies, Inc.*	46,096	8,161
Ultimate Software Group (The), Inc.*	37,436	8,169

		99,258

Specialty Finance - 1.6%
First American Financial Corp.	145,933	8,178
GATX Corp.	50,688	3,151
Jack Henry & Associates, Inc.	101,973	11,927
SLM Corp.*	569,376	6,434
WEX, Inc.*	52,776	7,453

		37,143

Technology Services - 4.8%
Broadridge Financial Solutions, Inc.	153,893	13,940
Convergys Corp.	122,236	2,873
CoreLogic, Inc.*	108,490	5,013
DST Systems, Inc.	79,244	4,919
Dun & Bradstreet (The) Corp.	48,715	5,768
FactSet Research Systems, Inc.	51,610	9,948
Fair Isaac Corp.	39,514	6,054
Leidos Holdings, Inc.	187,679	12,118
MarketAxess Holdings, Inc.	49,585	10,004
MAXIMUS, Inc.	86,116	6,164
Medidata Solutions, Inc.*	77,088	4,885
MSCI, Inc.	118,891	15,044
Sabre Corp.	275,582	5,649
Science Applications International Corp.	56,831	4,352
Teradata Corp.*	159,445	6,132

		112,863

Telecom - 0.1%
Telephone & Data Systems, Inc.	120,679	3,355

Transportation & Logistics - 1.9%
Genesee & Wyoming, Inc., Class A*	81,302	6,401
Kirby Corp.*	71,181	4,755
Knight-Swift Transportation Holdings, Inc.	168,845	7,382
Landstar System, Inc.	55,439	5,771
Old Dominion Freight Line, Inc.	90,276	11,876
Ryder System, Inc.	70,011	5,893
Werner Enterprises, Inc.	58,970	2,279

		44,357

Transportation Equipment - 0.7%
Trinity Industries, Inc.	200,043	7,493
Wabtec Corp.	112,671	9,175

		16,668

Utilities - 5.0%
Aqua America, Inc.	234,080	9,183
Atmos Energy Corp.	146,255	12,562
Black Hills Corp.	70,408	4,232
Great Plains Energy, Inc.	284,229	9,164
Hawaiian Electric Industries, Inc.	143,534	5,189
IDACORP, Inc.	66,631	6,087
National Fuel Gas Co.	112,825	6,195
New Jersey Resources Corp.	114,808	4,615
NorthWestern Corp.	64,363	3,842
OGE Energy Corp.	263,266	8,664
ONE Gas, Inc.	69,193	5,069
PNM Resources, Inc.	104,957	4,246
Southwest Gas Holdings, Inc.	63,158	5,083
UGI Corp.	228,406	10,724
Vectren Corp.	109,693	7,132
Westar Energy, Inc.	187,437	9,897
WGL Holdings, Inc.	67,649	5,807

		117,691

Waste & Environment Services & Equipment - 0.5%
Clean Harbors, Inc.*	68,529	3,714
Donaldson Co., Inc.	171,441	8,392

		12,106

Total Common Stocks (Cost $1,721,937)		2,355,103

INVESTMENT COMPANIES - 0.4%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(2) (3)	10,217,379	10,217

Total Investment Companies (Cost $10,217)		10,217

EQUITY INDEX FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
1.08%, 2/1/18(4) (5)	$4,900	$4,895

Total Short-Term Investments (Cost $4,896)		4,895

Total Investments - 100.2% (Cost $1,737,050)		2,370,215

Liabilities less Other Assets - (0.2%)		(4,455)

NET ASSETS - 100.0%		$2,365,760

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2017 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P MidCap 400	79	$15,029	Long	3/18	$206

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.1%
Consumer Staples	3.8
Energy	4.3
Financials	17.3
Health Care	7.6
Industrials	15.8
Information Technology	17.4
Materials	7.2
Real Estate	9.1
Telecommunication Services	0.1
Utilities	5.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$2,355,103	$—	$—	$2,355,103
Investment Companies	10,217	—	—	10,217
Short-Term Investments	—	4,895	—	4,895

Total Investments	$2,365,320	$4,895	$—	$2,370,215

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$206	$—	$—	$206

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued	DECEMBER 31, 2017 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio*	$42,668	$189,633	$232,301	$166	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	54,466	44,249	50	10,217	10,217

Total	$42,668	$244,099	$276,550	$216	$10,217	10,217

*	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

EQUITY INDEX FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%
Aerospace & Defense - 2.6%
Arconic, Inc.	148,636	$4,050
Boeing (The) Co.	196,474	57,942
General Dynamics Corp.	97,402	19,817
Harris Corp.	41,882	5,933
L3 Technologies, Inc.	27,460	5,433
Lockheed Martin Corp.	87,548	28,107
Northrop Grumman Corp.	61,092	18,750
Raytheon Co.	101,405	19,049
Rockwell Collins, Inc.	57,128	7,748
Textron, Inc.	92,580	5,239
TransDigm Group, Inc.	16,959	4,657
United Technologies Corp.	260,643	33,250

		209,975

Apparel & Textile Products - 0.6%
Hanesbrands, Inc.	127,481	2,665
Michael Kors Holdings Ltd.*	53,387	3,361
NIKE, Inc., Class B	461,163	28,846
PVH Corp.	27,229	3,736
Ralph Lauren Corp.	19,453	2,017
Under Armour, Inc., Class A*	64,290	928
Under Armour, Inc., Class C*	64,026	853
VF Corp.	115,134	8,520

		50,926

Asset Management - 1.0%
Affiliated Managers Group, Inc.	19,454	3,993
Ameriprise Financial, Inc.	51,894	8,794
BlackRock, Inc.	43,295	22,241
Charles Schwab (The) Corp.	418,657	21,506
E*TRADE Financial Corp.*	94,929	4,706
Franklin Resources, Inc.	114,501	4,961
Invesco Ltd.	142,763	5,217
Leucadia National Corp.	109,933	2,912
T. Rowe Price Group, Inc.	85,006	8,920

		83,250

Automotive - 0.7%
Aptiv PLC	93,323	7,917
BorgWarner, Inc.	69,385	3,545
Ford Motor Co.	1,369,540	17,106
General Motors Co.	448,632	18,389
Goodyear Tire & Rubber (The) Co.	86,458	2,793
Harley-Davidson, Inc.	59,055	3,005

		52,755

Banking - 6.5%
Bank of America Corp.	3,404,355	100,497
BB&T Corp.	276,861	13,765
Citigroup, Inc.	927,905	69,045
Citizens Financial Group, Inc.	172,640	7,247
Comerica, Inc.	61,014	5,297
Fifth Third Bancorp	247,586	7,512
Huntington Bancshares, Inc.	379,249	5,522
JPMorgan Chase & Co.	1,217,698	130,221
KeyCorp	377,351	7,611
M&T Bank Corp.	52,815	9,031
People’s United Financial, Inc.	121,566	2,273
PNC Financial Services Group (The), Inc.	166,979	24,093
Regions Financial Corp.	407,024	7,033
SunTrust Banks, Inc.	167,048	10,790
US Bancorp	553,278	29,645
Wells Fargo & Co.	1,555,345	94,363
Zions Bancorporation	70,083	3,562

		527,507

Biotechnology & Pharmaceuticals - 7.3%
AbbVie, Inc.	559,438	54,103
Alexion Pharmaceuticals, Inc.*	78,402	9,376
Allergan PLC	116,716	19,092
Amgen, Inc.	254,756	44,302
Biogen, Inc.*	74,200	23,638
Bristol-Myers Squibb Co.	574,389	35,199
Celgene Corp.*	276,303	28,835
Eli Lilly & Co.	340,018	28,718
Gilead Sciences, Inc.	458,431	32,842
Incyte Corp.*	61,469	5,822
Johnson & Johnson	942,826	131,732
Merck & Co., Inc.	959,895	54,013
Mylan N.V.*	188,199	7,963
Perrigo Co. PLC	45,962	4,006
Pfizer, Inc.	2,091,907	75,769
Regeneron Pharmaceuticals, Inc.*	27,035	10,164
Vertex Pharmaceuticals, Inc.*	88,752	13,300
Zoetis, Inc.	170,999	12,319

		591,193

Chemicals - 2.7%
3M Co.	209,437	49,295
Air Products & Chemicals, Inc.	76,477	12,548
Albemarle Corp.	38,789	4,961
Avery Dennison Corp.	31,090	3,571

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Chemicals - 2.7% continued
CF Industries Holdings, Inc.	82,073	$3,491
DowDuPont, Inc.	821,195	58,486
Eastman Chemical Co.	50,423	4,671
FMC Corp.	47,131	4,461
International Flavors & Fragrances, Inc.	27,751	4,235
LyondellBasell Industries N.V., Class A	113,514	12,523
Monsanto Co.	154,162	18,003
Mosaic (The) Co.	122,781	3,151
PPG Industries, Inc.	89,288	10,431
Praxair, Inc.	100,461	15,539
Sherwin-Williams (The) Co.	28,875	11,840

		217,206

Commercial Services - 0.3%
Cintas Corp.	30,215	4,708
Ecolab, Inc.	91,232	12,242
H&R Block, Inc.	73,361	1,924
Robert Half International, Inc.	44,134	2,451

		21,325

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	22,076	4,880
Vulcan Materials Co.	46,430	5,960

		10,840

Consumer Products - 6.3%
Altria Group, Inc.	669,685	47,822
Archer-Daniels-Midland Co.	196,261	7,866
Brown-Forman Corp., Class B	68,794	4,724
Campbell Soup Co.	67,438	3,244
Church & Dwight Co., Inc.	87,695	4,400
Clorox (The) Co.	45,279	6,735
Coca-Cola (The) Co.	1,345,718	61,742
Colgate-Palmolive Co.	308,066	23,244
Conagra Brands, Inc.	143,338	5,400
Constellation Brands, Inc., Class A	60,452	13,818
Coty, Inc., Class A	166,032	3,302
Dr. Pepper Snapple Group, Inc.	63,339	6,148
Estee Lauder (The) Cos., Inc., Class A	78,554	9,995
General Mills, Inc.	199,445	11,825
Hershey (The) Co.	49,599	5,630
Hormel Foods Corp.	94,270	3,430
JM Smucker (The) Co.	39,899	4,957
Kellogg Co.	87,281	5,933
Kimberly-Clark Corp.	123,401	14,890
Kraft Heinz (The) Co.	209,548	16,294
McCormick & Co., Inc. (Non Voting)	42,007	4,281
Molson Coors Brewing Co., Class B	64,853	5,322
Mondelez International, Inc., Class A	524,449	22,446
Monster Beverage Corp.*	144,461	9,143
PepsiCo, Inc.	499,085	59,850
Philip Morris International, Inc.	545,067	57,586
Procter & Gamble (The) Co.	894,271	82,166
Tyson Foods, Inc., Class A	104,435	8,467

		510,660

Containers & Packaging - 0.3%
Ball Corp.	123,022	4,657
International Paper Co.	144,767	8,388
Packaging Corp. of America	33,173	3,999
Sealed Air Corp.	63,509	3,131
WestRock Co.	89,264	5,642

		25,817

Distributors - Consumer Staples - 0.1%
Sysco Corp.	168,193	10,214

Distributors - Discretionary - 0.1%
Fastenal Co.	100,723	5,509
LKQ Corp.*	108,531	4,414

		9,923

Electrical Equipment - 2.5%
A.O. Smith Corp.	51,204	3,138
Acuity Brands, Inc.	14,838	2,612
Allegion PLC	33,222	2,643
AMETEK, Inc.	81,076	5,876
Amphenol Corp., Class A	107,145	9,407
Eaton Corp. PLC	154,619	12,217
Emerson Electric Co.	225,231	15,696
Fortive Corp.	107,319	7,765
General Electric Co.	3,043,447	53,108
Honeywell International, Inc.	267,367	41,003
Ingersoll-Rand PLC	87,683	7,820
Johnson Controls International PLC	324,780	12,377
Rockwell Automation, Inc.	45,089	8,853
Roper Technologies, Inc.	35,919	9,303
TE Connectivity Ltd.	123,379	11,726

		203,544

Engineering & Construction Services - 0.1%
Fluor Corp.	48,945	2,528

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Engineering & Construction Services - 0.1% continued
Jacobs Engineering Group, Inc.	42,390	$2,796
Quanta Services, Inc.*	54,307	2,124

		7,448

Gaming, Lodging & Restaurants - 1.8%
Carnival Corp.	143,116	9,499
Chipotle Mexican Grill, Inc.*	8,713	2,518
Darden Restaurants, Inc.	43,400	4,167
Hilton Worldwide Holdings, Inc.	70,946	5,666
Marriott International, Inc., Class A	107,467	14,587
McDonald’s Corp.	279,765	48,153
MGM Resorts International	178,794	5,970
Norwegian Cruise Line Holdings Ltd.*	62,617	3,334
Royal Caribbean Cruises Ltd.	60,178	7,178
Starbucks Corp.	499,324	28,676
Wyndham Worldwide Corp.	35,549	4,119
Wynn Resorts Ltd.	28,131	4,743
Yum! Brands, Inc.	118,245	9,650

		148,260

Hardware - 5.4%
Apple, Inc.	1,801,874	304,931
Cisco Systems, Inc.	1,734,901	66,447
Corning, Inc.	304,993	9,757
F5 Networks, Inc.*	21,958	2,881
FLIR Systems, Inc.	48,629	2,267
Garmin Ltd.	38,813	2,312
Hewlett Packard Enterprise Co.	559,775	8,038
HP, Inc.	586,193	12,316
Juniper Networks, Inc.	131,545	3,749
Motorola Solutions, Inc.	56,882	5,139
NetApp, Inc.	94,694	5,238
Seagate Technology PLC	101,542	4,249
Western Digital Corp.	103,807	8,256
Xerox Corp.	74,679	2,177

		437,757

Health Care Facilities & Services - 2.8%
Aetna, Inc.	114,434	20,643
AmerisourceBergen Corp.	56,714	5,208
Anthem, Inc.	90,104	20,274
Cardinal Health, Inc.	110,355	6,761
Centene Corp.*	60,524	6,106
Cigna Corp.	86,517	17,571
DaVita, Inc.*	53,119	3,838
Envision Healthcare Corp.*	42,615	1,473
Express Scripts Holding Co.*	198,754	14,835
HCA Healthcare, Inc.*	99,383	8,730
Henry Schein, Inc.*	55,067	3,848
Humana, Inc.	50,132	12,436
IQVIA Holdings, Inc.*	51,097	5,002
Laboratory Corp. of America Holdings*	35,736	5,700
McKesson Corp.	73,160	11,409
Patterson Cos., Inc.	28,775	1,040
Quest Diagnostics, Inc.	47,923	4,720
UnitedHealth Group, Inc.	340,085	74,975
Universal Health Services, Inc., Class B	30,738	3,484

		228,053

Home & Office Products - 0.7%
D.R. Horton, Inc.	119,775	6,117
Fortune Brands Home & Security, Inc.	54,159	3,707
Leggett & Platt, Inc.	46,272	2,209
Lennar Corp., Class A	71,767	4,538
Masco Corp.	110,370	4,850
Mohawk Industries, Inc.*	22,177	6,119
Newell Brands, Inc.	172,054	5,316
PulteGroup, Inc.	94,928	3,156
Snap-on, Inc.	20,006	3,487
Stanley Black & Decker, Inc.	53,812	9,131
Whirlpool Corp.	25,221	4,253

		52,883

Industrial Services - 0.1%
United Rentals, Inc.*	29,682	5,103
W.W. Grainger, Inc.	18,198	4,299

		9,402

Institutional Financial Services - 1.7%
Bank of New York Mellon (The) Corp.	359,267	19,350
Cboe Global Markets, Inc.	39,774	4,956
CME Group, Inc.	119,393	17,437
Goldman Sachs Group (The), Inc.	123,095	31,360
Intercontinental Exchange, Inc.	205,263	14,483
Morgan Stanley	488,466	25,630
Nasdaq, Inc.	40,771	3,132
Northern Trust Corp.(1)	76,813	7,673
Raymond James Financial, Inc.	45,039	4,022
State Street Corp.	130,095	12,699

		140,742

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Insurance - 4.3%
Aflac, Inc.	137,987	$12,112
Allstate (The) Corp.	125,934	13,187
American International Group, Inc.	315,499	18,797
Aon PLC	87,698	11,751
Arthur J. Gallagher & Co.	63,459	4,016
Assurant, Inc.	18,919	1,908
Berkshire Hathaway, Inc., Class B*	675,354	133,869
Brighthouse Financial, Inc.*	33,517	1,965
Chubb Ltd.	162,927	23,808
Cincinnati Financial Corp.	52,458	3,933
Everest Re Group Ltd.	14,456	3,199
Hartford Financial Services Group (The), Inc.	125,190	7,046
Lincoln National Corp.	76,801	5,904
Loews Corp.	96,943	4,850
Marsh & McLennan Cos., Inc.	179,015	14,570
MetLife, Inc.	369,315	18,673
Principal Financial Group, Inc.	94,273	6,652
Progressive (The) Corp.	204,105	11,495
Prudential Financial, Inc.	148,814	17,111
Torchmark Corp.	37,618	3,412
Travelers (The) Cos., Inc.	96,058	13,029
Unum Group	78,587	4,314
Willis Towers Watson PLC	46,336	6,982
XL Group Ltd.	89,682	3,153

		345,736

Iron & Steel - 0.1%
Nucor Corp.	111,719	7,103

Leisure Products - 0.1%
Hasbro, Inc.	39,806	3,618
Mattel, Inc.	121,152	1,863

		5,481

Machinery - 1.2%
Caterpillar, Inc.	208,786	32,901
Deere & Co.	112,249	17,568
Dover Corp.	54,665	5,521
Flowserve Corp.	45,698	1,925
Illinois Tool Works, Inc.	108,199	18,053
Parker-Hannifin Corp.	46,749	9,330
Pentair PLC	58,043	4,099
Xylem, Inc.	63,099	4,303

		93,700

Media - 8.1%
Alphabet, Inc., Class A*	104,598	110,184
Alphabet, Inc., Class C*	105,938	110,854
CBS Corp., Class B (Non Voting)	127,343	7,513
Charter Communications, Inc., Class A*	68,044	22,860
Comcast Corp., Class A	1,636,838	65,555
Discovery Communications, Inc., Class A*	54,100	1,211
Discovery Communications, Inc., Class C*	71,799	1,520
DISH Network Corp., Class A*	80,041	3,822
Expedia, Inc.	43,140	5,167
Facebook, Inc., Class A*	836,936	147,686
Interpublic Group of (The) Cos., Inc.	136,278	2,747
Netflix, Inc.*	151,863	29,152
News Corp., Class A	134,976	2,188
News Corp., Class B	42,885	712
Omnicom Group, Inc.	80,987	5,898
Priceline Group (The), Inc.*	17,116	29,743
Scripps Networks Interactive, Inc., Class A	33,574	2,867
Time Warner, Inc.	273,194	24,989
TripAdvisor, Inc.*	37,822	1,303
Twenty-First Century Fox, Inc., Class A	369,814	12,770
Twenty-First Century Fox, Inc., Class B	154,234	5,262
VeriSign, Inc.*	29,738	3,403
Viacom, Inc., Class B	124,063	3,822
Walt Disney (The) Co.	529,978	56,978

		658,206

Medical Equipment & Devices - 3.4%
Abbott Laboratories	610,871	34,862
Agilent Technologies, Inc.	112,955	7,565
Align Technology, Inc.*	25,322	5,626
Baxter International, Inc.	175,924	11,372
Becton Dickinson and Co.	92,996	19,907
Boston Scientific Corp.*	481,918	11,947
Cooper (The) Cos., Inc.	17,178	3,743
Danaher Corp.	214,835	19,941
DENTSPLY SIRONA, Inc.	80,601	5,306
Edwards Lifesciences Corp.*	74,265	8,370
Hologic, Inc.*	96,752	4,136
IDEXX Laboratories, Inc.*	30,651	4,793
Illumina, Inc.*	51,239	11,195
Intuitive Surgical, Inc.*	39,322	14,350
Medtronic PLC	475,049	38,360

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Medical Equipment & Devices - 3.4% continued
Mettler-Toledo International, Inc.*	8,978	$5,562
PerkinElmer, Inc.	38,550	2,819
ResMed, Inc.	49,738	4,212
Stryker Corp.	112,954	17,490
Thermo Fisher Scientific, Inc.	140,734	26,723
Varian Medical Systems, Inc.*	32,109	3,569
Waters Corp.*	27,917	5,393
Zimmer Biomet Holdings, Inc.	71,057	8,575

		275,816

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.*	472,362	8,956
Newmont Mining Corp.	187,103	7,020

		15,976

Oil, Gas & Coal - 6.0%
Anadarko Petroleum Corp.	191,975	10,298
Andeavor	50,305	5,752
Apache Corp.	133,738	5,646
Baker Hughes a GE Co.	150,353	4,757
Cabot Oil & Gas Corp.	162,481	4,647
Chesapeake Energy Corp.*	321,223	1,272
Chevron Corp.	666,572	83,448
Cimarex Energy Co.	33,503	4,088
Concho Resources, Inc.*	52,175	7,838
ConocoPhillips	419,517	23,027
Devon Energy Corp.	184,396	7,634
EOG Resources, Inc.	202,883	21,893
EQT Corp.	85,909	4,890
Exxon Mobil Corp. (New York Exchange)	1,487,047	124,377
Halliburton Co.	306,192	14,964
Helmerich & Payne, Inc.	37,983	2,455
Hess Corp.	94,952	4,507
Kinder Morgan, Inc.	673,970	12,179
Marathon Oil Corp.	298,617	5,056
Marathon Petroleum Corp.	171,389	11,308
National Oilwell Varco, Inc.	133,526	4,810
Newfield Exploration Co.*	69,677	2,197
Noble Energy, Inc.	170,916	4,980
Occidental Petroleum Corp.	268,537	19,780
ONEOK, Inc.	134,539	7,191
Phillips 66	150,779	15,251
Pioneer Natural Resources Co.	59,710	10,321
Range Resources Corp.	78,914	1,346
Schlumberger Ltd.	486,276	32,770
TechnipFMC PLC (New York Exchange)	153,620	4,810
Valero Energy Corp.	153,556	14,113
Williams (The) Cos., Inc.	290,090	8,845

		486,450

Passenger Transportation - 0.5%
Alaska Air Group, Inc.	43,208	3,176
American Airlines Group, Inc.	149,447	7,776
Delta Air Lines, Inc.	230,207	12,892
Southwest Airlines Co.	191,587	12,539
United Continental Holdings, Inc.*	88,371	5,956

		42,339

Real Estate - 0.1%
CBRE Group, Inc., Class A*	106,006	4,591

Real Estate Investment Trusts - 2.8%
Alexandria Real Estate Equities, Inc.	33,582	4,385
American Tower Corp.	150,498	21,472
Apartment Investment & Management Co., Class A	54,925	2,401
AvalonBay Communities, Inc.	48,451	8,644
Boston Properties, Inc.	54,144	7,040
Crown Castle International Corp.	142,571	15,827
Digital Realty Trust, Inc.	72,091	8,211
Duke Realty Corp.	125,141	3,405
Equinix, Inc.	27,454	12,443
Equity Residential	128,943	8,223
Essex Property Trust, Inc.	23,170	5,592
Extra Space Storage, Inc.	44,268	3,871
Federal Realty Investment Trust	25,453	3,380
GGP, Inc.	219,018	5,123
HCP, Inc.	164,759	4,297
Host Hotels & Resorts, Inc.	259,837	5,158
Iron Mountain, Inc.	98,769	3,727
Kimco Realty Corp.	148,889	2,702
Macerich (The) Co.	38,088	2,502
Mid-America Apartment Communities, Inc.	39,922	4,015
Prologis, Inc.	186,711	12,045
Public Storage	52,526	10,978
Realty Income Corp.	98,857	5,637
Regency Centers Corp.	52,045	3,600
SBA Communications Corp.*	41,242	6,737
Simon Property Group, Inc.	109,082	18,734
SL Green Realty Corp.	34,422	3,474
UDR, Inc.	94,094	3,624

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Real Estate Investment Trusts - 2.8% continued
Ventas, Inc.	124,977	$7,500
Vornado Realty Trust	60,555	4,734
Welltower, Inc.	129,963	8,288
Weyerhaeuser Co.	264,883	9,340

		227,109

Retail - Consumer Staples - 2.1%
Costco Wholesale Corp.	153,396	28,550
CVS Health Corp.	355,542	25,777
Dollar General Corp.	91,421	8,503
Dollar Tree, Inc.*	83,202	8,929
Kroger (The) Co.	312,132	8,568
Target Corp.	190,702	12,443
Walgreens Boots Alliance, Inc.	304,672	22,125
Wal-Mart Stores, Inc.	513,675	50,725

		165,620

Retail - Discretionary - 4.6%
Advance Auto Parts, Inc.	25,836	2,576
Amazon.com, Inc.*	140,363	164,150
AutoZone, Inc.*	9,648	6,863
Best Buy Co., Inc.	89,252	6,111
CarMax, Inc.*	64,093	4,110
eBay, Inc.*	340,925	12,866
Foot Locker, Inc.	43,640	2,046
Gap (The), Inc.	76,236	2,597
Genuine Parts Co.	51,356	4,879
Home Depot (The), Inc.	409,819	77,673
Kohl’s Corp.	59,350	3,219
L Brands, Inc.	86,662	5,219
Lowe’s Cos., Inc.	292,271	27,164
Macy’s, Inc.	106,551	2,684
Nordstrom, Inc.	41,147	1,950
O’Reilly Automotive, Inc.*	29,839	7,177
Ross Stores, Inc.	135,321	10,859
Signet Jewelers Ltd.	21,104	1,193
Tapestry, Inc.	99,836	4,416
Tiffany & Co.	35,922	3,734
TJX (The) Cos., Inc.	223,303	17,074
Tractor Supply Co.	44,023	3,291
Ulta Beauty, Inc.*	20,505	4,586

		376,437

Semiconductors - 3.9%
Advanced Micro Devices, Inc.*	287,775	2,958
Analog Devices, Inc.	129,356	11,517
Applied Materials, Inc.	374,244	19,131
Broadcom Ltd.	142,689	36,657
Intel Corp.	1,642,420	75,814
KLA-Tencor Corp.	55,050	5,784
Lam Research Corp.	56,818	10,458
Microchip Technology, Inc.	82,064	7,212
Micron Technology, Inc.*	404,717	16,642
NVIDIA Corp.	212,670	41,152
Qorvo, Inc.*	44,810	2,984
QUALCOMM, Inc.	517,346	33,121
Skyworks Solutions, Inc.	64,473	6,122
Texas Instruments, Inc.	345,864	36,122
Xilinx, Inc.	88,052	5,936

		311,610

Software - 5.3%
Activision Blizzard, Inc.	265,346	16,802
Adobe Systems, Inc.*	172,996	30,316
Akamai Technologies, Inc.*	59,360	3,861
ANSYS, Inc.*	29,784	4,396
Autodesk, Inc.*	76,917	8,063
CA, Inc.	109,910	3,658
Cadence Design Systems, Inc.*	99,083	4,143
Cerner Corp.*	110,818	7,468
Citrix Systems, Inc.*	50,340	4,430
Electronic Arts, Inc.*	107,973	11,343
Intuit, Inc.	85,256	13,452
Microsoft Corp.	2,707,431	231,593
Oracle Corp.	1,069,228	50,553
Red Hat, Inc.*	62,063	7,454
salesforce.com, Inc.*	240,820	24,619
Symantec Corp.	217,567	6,105
Synopsys, Inc.*	52,765	4,498

		432,754

Specialty Finance - 3.1%
Alliance Data Systems Corp.	16,882	4,279
American Express Co.	252,821	25,108
Capital One Financial Corp.	170,116	16,940
Discover Financial Services	127,512	9,808
Fidelity National Information Services, Inc.	117,167	11,024
Fiserv, Inc.*	73,131	9,590
Global Payments, Inc.	55,842	5,598
Mastercard, Inc., Class A	325,965	49,338
Navient Corp.	92,282	1,229

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Specialty Finance - 3.1% continued
PayPal Holdings, Inc.*	396,490	$29,190
Synchrony Financial	258,153	9,967
Total System Services, Inc.	58,635	4,638
Visa, Inc., Class A	636,436	72,566
Western Union (The) Co.	161,192	3,064

		252,339

Technology Services - 2.2%
Accenture PLC, Class A	216,888	33,203
Automatic Data Processing, Inc.	155,641	18,240
Cognizant Technology Solutions Corp., Class A	206,937	14,697
CSRA, Inc.	57,192	1,711
DXC Technology Co.	100,111	9,501
Equifax, Inc.	42,101	4,965
Gartner, Inc.*	31,855	3,923
IHS Markit Ltd.*	127,492	5,756
International Business Machines Corp.	302,166	46,358
Moody’s Corp.	58,311	8,607
Nielsen Holdings PLC	117,470	4,276
Paychex, Inc.	112,234	7,641
S&P Global, Inc.	89,458	15,154
Verisk Analytics, Inc.*	54,566	5,238

		179,270

Telecom - 2.0%
AT&T, Inc.	2,154,806	83,779
CenturyLink, Inc.	341,385	5,694
Verizon Communications, Inc.	1,431,632	75,776

		165,249

Transportation & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	48,854	4,352
CSX Corp.	313,645	17,254
Expeditors International of Washington, Inc.	62,365	4,034
FedEx Corp.	86,575	21,604
JB Hunt Transport Services, Inc.	30,043	3,454
Kansas City Southern	36,339	3,824
Norfolk Southern Corp.	100,424	14,552
Union Pacific Corp.	276,259	37,046
United Parcel Service, Inc., Class B	241,121	28,730

		134,850

Transportation Equipment - 0.2%
Cummins, Inc.	54,749	9,671
PACCAR, Inc.	123,388	8,770

		18,441

Utilities - 2.9%
AES Corp.	231,001	2,502
Alliant Energy Corp.	81,303	3,464
Ameren Corp.	85,195	5,026
American Electric Power Co., Inc.	172,594	12,698
American Water Works Co., Inc.	62,586	5,726
CenterPoint Energy, Inc.	151,468	4,296
CMS Energy Corp.	99,050	4,685
Consolidated Edison, Inc.	108,812	9,244
Dominion Energy, Inc.	225,859	18,308
DTE Energy Co.	62,942	6,890
Duke Energy Corp.	245,636	20,660
Edison International	114,332	7,230
Entergy Corp.	63,223	5,146
Eversource Energy	111,168	7,024
Exelon Corp.	336,933	13,278
FirstEnergy Corp.	156,040	4,778
NextEra Energy, Inc.	165,084	25,784
NiSource, Inc.	118,185	3,034
NRG Energy, Inc.	105,850	3,015
PG&E Corp.	179,969	8,068
Pinnacle West Capital Corp.	39,287	3,346
PPL Corp.	239,726	7,419
Public Service Enterprise Group, Inc.	177,582	9,145
SCANA Corp.	49,997	1,989
Sempra Energy	88,110	9,421
Southern (The) Co.	352,214	16,938
WEC Energy Group, Inc.	110,729	7,356
Xcel Energy, Inc.	178,129	8,570

		235,040

Waste & Environment Services & Equipment - 0.2%
Republic Services, Inc.	79,761	5,393
Stericycle, Inc.*	29,850	2,029
Waste Management, Inc.	140,199	12,099

		19,521

Total Common Stocks (Cost $3,808,509)		8,003,318

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.0%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(2) (3)	82,247,726	$82,248

Total Investment Companies (Cost $82,248)		82,248

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
1.08%, 2/1/18(4) (5)	$8,160	$8,151

Total Short-Term Investments (Cost $8,196)		8,151

Total Investments - 99.8% (Cost $3,898,953)		8,093,717

Other Assets less Liabilities - 0.2%		15,084

NET ASSETS - 100.0%		$8,108,801

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2017 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	746	$99,815	Long	3/18	$1,417

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.2%
Consumer Staples	8.2
Energy	6.1
Financials	14.8
Health Care	13.8
Industrials	10.2
Information Technology	23.8
Materials	3.0
Real Estate	2.9
Telecommunication Services	2.1
Utilities	2.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$8,003,318	$—	$—	$8,003,318
Investment Companies	82,248	—	—	82,248
Short-Term Investments	—	8,151	—	8,151

Total Investments	$8,085,566	$8,151	$—	$8,093,717

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,417	$—	$—	$1,417

(1)	Classification as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio*	$116,231	$755,661	$871,892	$—	$—	$533	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	176,369	94,121	—	—	227	82,248	82,248
Northern Trust Corp.	6,999	—	374	977	71	97	7,673	77

Total	$123,230	$932,030	$966,387	$977	$71	$857	$89,921	82,325

*	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND	DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%
Aerospace & Defense - 1.1%
AAR Corp.	18,592	$730
Aerojet Rocketdyne Holdings, Inc.*	40,369	1,259
Aerovironment, Inc.*	12,209	686
American Outdoor Brands Corp.*	31,424	403
Astronics Corp.*	12,467	517
Axon Enterprise, Inc.*	30,301	803
Ducommun, Inc.*	6,274	178
Esterline Technologies Corp.*	15,221	1,137
KLX, Inc.*	30,092	2,054
Moog, Inc., Class A*	18,523	1,609
National Presto Industries, Inc.	2,861	285
Sturm Ruger & Co., Inc.	9,843	550
Triumph Group, Inc.	28,383	772
Woodward, Inc.	30,988	2,372

		13,355

Apparel & Textile Products - 0.8%
Albany International Corp., Class A	16,772	1,031
Columbia Sportswear Co.	16,920	1,216
Crocs, Inc.*	40,789	515
Culp, Inc.	6,349	213
Deckers Outdoor Corp.*	18,377	1,475
Delta Apparel, Inc.*	4,121	83
Fossil Group, Inc.*	25,913	201
Iconix Brand Group, Inc.*	29,873	38
Movado Group, Inc.	8,967	289
Oxford Industries, Inc.	9,589	721
Perry Ellis International, Inc.*	7,229	181
Sequential Brands Group, Inc.*	22,843	41
Steven Madden Ltd.*	34,382	1,606
Superior Uniform Group, Inc.	5,014	134
Unifi, Inc.*	8,950	321
Weyco Group, Inc.	3,483	103
Wolverine World Wide, Inc.	54,886	1,750

		9,918

Asset Management - 0.8%
Artisan Partners Asset Management, Inc., Class A	26,236	1,036
Associated Capital Group, Inc., Class A	2,307	79
B. Riley Financial, Inc.	11,969	217
Cannae Holdings, Inc.*	36,082	615
Cohen & Steers, Inc.	12,296	582
Community Bankers Trust Corp.*	12,814	104
Diamond Hill Investment Group, Inc.	1,846	382
Financial Engines, Inc.	34,071	1,032
GAMCO Investors, Inc., Class A	2,593	77
Hamilton Lane, Inc., Class A	8,197	290
Kennedy-Wilson Holdings, Inc.	70,553	1,224
Ladenburg Thalmann Financial Services, Inc.	57,686	182
Medley Management, Inc., Class A	3,439	22
OM Asset Management PLC	43,956	736
Oppenheimer Holdings, Inc., Class A	5,615	151
Pzena Investment Management, Inc., Class A	9,881	105
Safeguard Scientifics, Inc.*	11,887	133
Silvercrest Asset Management Group, Inc., Class A	4,158	67
Virtus Investment Partners, Inc.	3,998	460
Waddell & Reed Financial, Inc., Class A	47,319	1,057
Westwood Holdings Group, Inc.	4,698	311
WisdomTree Investments, Inc.	67,128	842

		9,704

Automotive - 0.9%
American Axle & Manufacturing Holdings, Inc.*	57,484	979
Cooper Tire & Rubber Co.	29,862	1,056
Cooper-Standard Holdings, Inc.*	10,008	1,226
Dana, Inc.	84,634	2,709
Dorman Products, Inc.*	15,621	955
Gentherm, Inc.*	21,335	677
Horizon Global Corp.*	14,423	202
Miller Industries, Inc.	6,287	162
Modine Manufacturing Co.*	28,760	581
Motorcar Parts of America, Inc.*	10,938	273
Standard Motor Products, Inc.	12,547	564
Superior Industries International, Inc.	14,309	213
Tenneco, Inc.	29,651	1,736
Tower International, Inc.	11,395	348

		11,681

Banking - 11.2%
1st Source Corp.	9,396	465
Access National Corp.	8,655	241
ACNB Corp.	3,917	116
Allegiance Bancshares, Inc.*	6,370	240
American National Bankshares, Inc.	4,755	182
Ameris Bancorp	21,192	1,021
Ames National Corp.	4,896	136
Arrow Financial Corp.	7,058	240

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Banking - 11.2% continued
Atlantic Capital Bancshares, Inc.*	12,428	$219
Banc of California, Inc.	25,247	521
BancFirst Corp.	9,797	501
Banco Latinoamericano de Comercio Exterior S.A., Class E	17,503	471
Bancorp (The), Inc.*	28,089	278
BancorpSouth Bank	49,493	1,557
Bank Mutual Corp.	24,599	262
Bank of Commerce Holdings	9,240	106
Bank of Marin Bancorp	3,994	272
Bank of NT Butterfield & Son (The) Ltd.	31,349	1,138
BankFinancial Corp.	8,704	134
Bankwell Financial Group, Inc.	3,336	115
Banner Corp.	19,194	1,058
Bar Harbor Bankshares	8,815	238
BCB Bancorp, Inc.	7,318	106
Bear State Financial, Inc.	12,482	128
Beneficial Bancorp, Inc.	40,300	663
Berkshire Hills Bancorp, Inc.	23,220	850
Blue Hills Bancorp, Inc.	13,682	275
BofI Holding, Inc.*	34,892	1,043
Boston Private Financial Holdings, Inc.	48,268	746
Bridge Bancorp, Inc.	10,681	374
Brookline Bancorp, Inc.	43,671	686
Bryn Mawr Bank Corp.	10,921	483
BSB Bancorp, Inc.*	4,653	136
Byline Bancorp, Inc.*	3,934	90
C&F Financial Corp.	1,874	109
Cadence BanCorp*	11,526	313
Camden National Corp.	9,083	383
Capital City Bank Group, Inc.	6,299	144
Capitol Federal Financial, Inc.	74,745	1,002
Capstar Financial Holdings, Inc.*	5,146	107
Carolina Financial Corp.	10,948	407
Cathay General Bancorp	44,340	1,870
CBTX, Inc.	1,679	50
CenterState Bank Corp.	31,361	807
Central Pacific Financial Corp.	17,358	518
Central Valley Community Bancorp	5,913	119
Century Bancorp, Inc., Class A	1,696	133
Charter Financial Corp.	7,363	129
Chemical Financial Corp.	41,230	2,205
Chemung Financial Corp.	1,830	88
Citizens & Northern Corp.	6,879	165
City Holding Co.	8,794	593
Civista Bancshares, Inc.	5,914	130
Clifton Bancorp, Inc.	11,751	201
CNB Financial Corp.	8,597	226
CoBiz Financial, Inc.	22,403	448
Codorus Valley Bancorp, Inc.	4,940	136
Columbia Banking System, Inc.	41,954	1,822
Community Bank System, Inc.	28,558	1,535
Community Financial (The) Corp.	2,355	90
Community Trust Bancorp, Inc.	8,916	420
ConnectOne Bancorp, Inc.	17,404	448
County Bancorp, Inc.	2,821	84
Customers Bancorp, Inc.*	16,218	421
CVB Financial Corp.	60,139	1,417
Dime Community Bancshares, Inc.	18,499	388
DNB Financial Corp.	1,855	62
Eagle Bancorp, Inc.*	18,319	1,061
Entegra Financial Corp.*	3,796	111
Enterprise Bancorp, Inc.	5,462	186
Enterprise Financial Services Corp.	12,716	574
Equity Bancshares, Inc., Class A*	6,351	225
ESSA Bancorp, Inc.	4,751	74
Evans Bancorp, Inc.	2,757	115
Farmers & Merchants Bancorp, Inc.	5,276	215
Farmers Capital Bank Corp.	4,276	165
Farmers National Banc Corp.	14,882	219
FB Financial Corp.*	7,482	314
FCB Financial Holdings, Inc., Class A*	21,057	1,070
Fidelity Southern Corp.	13,079	285
Financial Institutions, Inc.	8,114	252
First Bancorp	16,378	578
First BanCorp*	111,636	569
First Bancorp, Inc.	6,066	165
First Bancshares (The), Inc.	6,122	209
First Busey Corp.	23,768	712
First Business Financial Services, Inc.	4,794	106
First Citizens BancShares, Inc., Class A	4,316	1,739
First Commonwealth Financial Corp.	56,293	806
First Community Bancshares, Inc.	9,676	278
First Connecticut Bancorp, Inc.	8,128	213
First Defiance Financial Corp.	5,749	299
First Financial Bancorp	35,810	944
First Financial Bankshares, Inc.	36,904	1,663
First Financial Corp.	6,118	277

EQUITY INDEX FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Banking - 11.2% continued
First Financial Northwest, Inc.	4,549	$71
First Foundation, Inc.*	16,846	312
First Guaranty Bancshares, Inc.	2,559	64
First Horizon National Corp.(1)	1	—
First Internet Bancorp	4,585	175
First Interstate BancSystem, Inc., Class A	15,077	604
First Merchants Corp.	23,824	1,002
First Mid-Illinois Bancshares, Inc.	5,995	231
First Midwest Bancorp, Inc.	59,298	1,424
First Northwest Bancorp*	5,717	93
First of Long Island (The) Corp.	13,941	397
Flagstar Bancorp, Inc.*	12,264	459
Flushing Financial Corp.	16,087	442
FNB Bancorp	3,158	115
Franklin Financial Network, Inc.*	6,818	232
Fulton Financial Corp.	99,703	1,785
German American Bancorp, Inc.	12,316	435
Glacier Bancorp, Inc.	45,535	1,794
Great Southern Bancorp, Inc.	6,284	325
Great Western Bancorp, Inc.	34,410	1,369
Green Bancorp, Inc.*	12,374	251
Greene County Bancorp, Inc.	1,789	58
Guaranty Bancorp	13,974	386
Guaranty Bancshares, Inc.	1,205	37
Hancock Holding Co.	49,019	2,426
Hanmi Financial Corp.	18,235	553
HarborOne Bancorp, Inc.*	7,635	146
Heartland Financial USA, Inc.	14,290	767
Heritage Commerce Corp.	20,970	321
Heritage Financial Corp.	16,978	523
Hilltop Holdings, Inc.	42,446	1,075
Hingham Institution for Savings	695	144
Home Bancorp, Inc.	3,359	145
Home BancShares, Inc.	91,569	2,129
HomeStreet, Inc.*	15,719	455
HomeTrust Bancshares, Inc.*	9,902	255
Hope Bancorp, Inc.	75,634	1,380
Horizon Bancorp	13,250	368
Howard Bancorp, Inc.*	5,252	116
IBERIABANK Corp.	29,391	2,278
Independent Bank Corp.	15,723	1,098
Independent Bank Corp.	11,668	261
Independent Bank Group, Inc.	10,261	694
International Bancshares Corp.	31,991	1,270
Investar Holding Corp.	4,874	117
Investors Bancorp, Inc.	150,584	2,090
Kearny Financial Corp.	46,077	666
Lakeland Bancorp, Inc.	26,132	503
Lakeland Financial Corp.	14,079	683
LCNB Corp.	5,117	105
LegacyTexas Financial Group, Inc.	27,499	1,161
Live Oak Bancshares, Inc.	13,512	322
Macatawa Bank Corp.	15,426	154
MainSource Financial Group, Inc.	14,226	517
Malvern Bancorp, Inc.*	3,845	101
MB Financial, Inc.	47,125	2,098
MBT Financial Corp.	10,370	110
Mercantile Bank Corp.	9,526	337
Merchants Bancorp	4,252	84
Meridian Bancorp, Inc.	27,888	574
Metropolitan Bank Holding Corp.*	2,116	89
Middlefield Banc Corp.	1,560	75
Midland States Bancorp, Inc.	9,111	296
MidSouth Bancorp, Inc.	8,658	115
MidWestOne Financial Group, Inc.	6,658	223
MutualFirst Financial, Inc.	3,659	141
National Bank Holdings Corp., Class A	14,612	474
National Bankshares, Inc.	4,049	184
National Commerce Corp.*	7,026	283
NBT Bancorp, Inc.	24,740	910
Nicolet Bankshares, Inc.*	5,135	281
Northeast Bancorp	4,341	100
Northfield Bancorp, Inc.	24,486	418
Northrim BanCorp, Inc.	3,928	133
Northwest Bancshares, Inc.	55,151	923
Norwood Financial Corp.	3,418	113
OceanFirst Financial Corp.	18,353	482
Oconee Federal Financial Corp.	763	22
OFG Bancorp	24,791	233
Ohio Valley Banc Corp.	2,436	98
Old Line Bancshares, Inc.	4,880	144
Old National Bancorp	78,114	1,363
Old Point Financial Corp.	2,174	65
Old Second Bancorp, Inc.	16,920	231
Opus Bank*	11,455	313
Oritani Financial Corp.	23,072	378
Orrstown Financial Services, Inc.	4,316	109
Pacific Mercantile Bancorp*	8,971	78

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Banking - 11.2% continued
Pacific Premier Bancorp, Inc.*	22,768	$911
Paragon Commercial Corp.*	2,508	133
Park National Corp.	7,716	802
Parke Bancorp, Inc.	3,417	70
PCSB Financial Corp.*	10,818	206
Peapack Gladstone Financial Corp.	10,001	350
Penns Woods Bancorp, Inc.	2,657	124
Peoples Bancorp of North Carolina, Inc.	2,770	85
Peoples Bancorp, Inc.	9,607	313
Peoples Financial Services Corp.	4,068	189
People’s Utah Bancorp	7,859	238
Preferred Bank	7,799	458
Premier Financial Bancorp, Inc.	5,440	109
Provident Bancorp, Inc.*	2,654	70
Provident Financial Holdings, Inc.	3,273	60
Provident Financial Services, Inc.	35,944	969
Prudential Bancorp, Inc.	4,946	87
QCR Holdings, Inc.	7,090	304
RBB Bancorp	2,251	62
Reliant Bancorp, Inc.	4,158	107
Renasant Corp.	26,352	1,078
Republic Bancorp, Inc., Class A	5,652	215
Republic First Bancorp, Inc.*	27,206	230
Riverview Bancorp, Inc.	11,618	101
S&T Bancorp, Inc.	20,010	797
Sandy Spring Bancorp, Inc.	13,668	533
Seacoast Banking Corp. of Florida*	24,909	628
ServisFirst Bancshares, Inc.	26,961	1,119
Shore Bancshares, Inc.	7,261	121
SI Financial Group, Inc.	6,516	96
Sierra Bancorp	7,605	202
Simmons First National Corp., Class A	24,079	1,375
SmartFinancial, Inc.*	4,281	93
South State Corp.	20,993	1,830
Southern First Bancshares, Inc.*	3,865	159
Southern Missouri Bancorp, Inc.	4,031	152
Southern National Bancorp of Virginia, Inc.	12,530	201
Southside Bancshares, Inc.	16,131	543
State Bank Financial Corp.	21,569	644
Sterling Bancorp	123,893	3,048
Stock Yards Bancorp, Inc.	12,742	480
Summit Financial Group, Inc.	6,541	172
Sun Bancorp, Inc.	6,292	153
Sunshine Bancorp, Inc.*	4,395	101
Territorial Bancorp, Inc.	4,428	137
Texas Capital Bancshares, Inc.*	28,968	2,575
Timberland Bancorp, Inc.	3,750	100
Tompkins Financial Corp.	8,530	694
Towne Bank	32,930	1,013
TriCo Bancshares	11,781	446
TriState Capital Holdings, Inc.*	12,570	289
Triumph Bancorp, Inc.*	10,065	317
TrustCo Bank Corp. NY	54,069	497
Trustmark Corp.	39,210	1,249
Two River Bancorp	4,296	78
UMB Financial Corp.	26,321	1,893
Umpqua Holdings Corp.	128,754	2,678
Union Bankshares Corp.	25,107	908
Union Bankshares, Inc.	2,279	121
United Bankshares, Inc.	58,153	2,021
United Community Banks, Inc.	42,495	1,196
United Community Financial Corp.	28,633	261
United Financial Bancorp, Inc.	29,479	520
United Security Bancshares	7,768	85
Unity Bancorp, Inc.	4,602	91
Univest Corp. of Pennsylvania	15,295	429
Valley National Bancorp	150,173	1,685
Veritex Holdings, Inc.*	9,437	260
Washington Federal, Inc.	50,767	1,739
Washington Trust Bancorp, Inc.	8,782	468
WashingtonFirst Bankshares, Inc.	5,809	199
Waterstone Financial, Inc.	15,223	260
WesBanco, Inc.	24,433	993
West Bancorporation, Inc.	9,175	231
Westamerica Bancorporation	14,811	882
Western New England Bancorp, Inc.	16,556	180
Wintrust Financial Corp.	32,257	2,657
WSFS Financial Corp.	17,510	838
Xenith Bankshares, Inc.*	3,068	104

		139,658

Biotechnology & Pharmaceuticals - 7.5%
Abeona Therapeutics, Inc.*	16,493	261
Acceleron Pharma, Inc.*	21,780	924
Aceto Corp.	17,151	177
Achaogen, Inc.*	20,293	218
Achillion Pharmaceuticals, Inc.*	69,388	200

EQUITY INDEX FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Biotechnology & Pharmaceuticals - 7.5% continued
Aclaris Therapeutics, Inc.*	13,682	$337
Acorda Therapeutics, Inc.*	25,077	538
Adamas Pharmaceuticals, Inc.*	8,694	295
Aduro Biotech, Inc.*	25,964	195
Advaxis, Inc.*	21,376	61
Aerie Pharmaceuticals, Inc.*	19,259	1,151
Agenus, Inc.*	41,982	137
Aileron Therapeutics, Inc.*	1,898	20
Aimmune Therapeutics, Inc.*	20,463	774
Akcea Therapeutics, Inc.*	8,907	155
Akebia Therapeutics, Inc.*	25,870	385
Alder Biopharmaceuticals, Inc.*	36,649	420
Allena Pharmaceuticals, Inc.*	3,203	32
AMAG Pharmaceuticals, Inc.*	20,766	275
Amicus Therapeutics, Inc.*	97,076	1,397
Amphastar Pharmaceuticals, Inc.*	20,689	398
AnaptysBio, Inc.*	10,379	1,045
Anavex Life Sciences Corp.*	22,200	71
ANI Pharmaceuticals, Inc.*	4,655	300
Anika Therapeutics, Inc.*	8,285	447
Antares Pharma, Inc.*	85,446	170
Apellis Pharmaceuticals, Inc.*	6,447	140
Aratana Therapeutics, Inc.*	24,159	127
Ardelyx, Inc.*	19,779	131
Arena Pharmaceuticals, Inc.*	22,869	777
Array BioPharma, Inc.*	115,755	1,482
Assembly Biosciences, Inc.*	9,490	429
Asterias Biotherapeutics, Inc.*	18,406	41
Atara Biotherapeutics, Inc.*	15,145	274
Athenex, Inc.*	4,141	66
Athersys, Inc.*	60,646	110
Audentes Therapeutics, Inc.*	9,556	299
Avexis, Inc.*	14,260	1,578
Axovant Sciences Ltd.*	17,774	94
Bellicum Pharmaceuticals, Inc.*	15,425	130
BioCryst Pharmaceuticals, Inc.*	57,482	282
Biohaven Pharmaceutical Holding Co. Ltd.*	5,936	160
BioSpecifics Technologies Corp.*	3,189	138
BioTime, Inc.*	46,963	101
Bluebird Bio, Inc.*	28,448	5,067
Blueprint Medicines Corp.*	24,725	1,864
Calithera Biosciences, Inc.*	18,214	152
Cambrex Corp.*	18,920	908
Cara Therapeutics, Inc.*	15,994	196
Cascadian Therapeutics, Inc.*	20,333	75
Catalyst Pharmaceuticals, Inc.*	42,492	166
Celcuity, Inc.*	1,631	31
Celldex Therapeutics, Inc.*	76,355	217
ChemoCentryx, Inc.*	13,840	82
Chimerix, Inc.*	28,696	133
Clearside Biomedical, Inc.*	12,322	86
Clovis Oncology, Inc.*	25,544	1,737
Coherus Biosciences, Inc.*	22,799	201
Collegium Pharmaceutical, Inc.*	14,283	264
Conatus Pharmaceuticals, Inc.*	15,198	70
Concert Pharmaceuticals, Inc.*	10,559	273
Corbus Pharmaceuticals Holdings, Inc.*	28,117	200
Corcept Therapeutics, Inc.*	52,996	957
Corium International, Inc.*	14,263	137
Corvus Pharmaceuticals, Inc.*	4,995	52
Curis, Inc.*	66,618	47
Cytokinetics, Inc.*	24,684	201
CytomX Therapeutics, Inc.*	16,756	354
Deciphera Pharmaceuticals, Inc.*	4,852	110
Depomed, Inc.*	33,965	273
Dermira, Inc.*	22,144	616
Dova Pharmaceuticals, Inc.*	3,047	88
Durect Corp.*	77,601	72
Dynavax Technologies Corp.*	35,392	662
Eagle Pharmaceuticals, Inc.*	4,685	250
Edge Therapeutics, Inc.*	11,788	110
Editas Medicine, Inc.*	20,101	618
Emergent BioSolutions, Inc.*	19,512	907
Enanta Pharmaceuticals, Inc.*	9,022	529
Epizyme, Inc.*	28,756	361
Esperion Therapeutics, Inc.*	9,864	649
Fate Therapeutics, Inc.*	22,623	138
FibroGen, Inc.*	40,532	1,921
Five Prime Therapeutics, Inc.*	15,963	350
Flexion Therapeutics, Inc.*	19,254	482
Fortress Biotech, Inc.*	19,998	80
G1 Therapeutics, Inc.*	4,670	93
Genocea Biosciences, Inc.*	16,998	20
Geron Corp.*	85,162	153
Global Blood Therapeutics, Inc.*	21,463	845
Halozyme Therapeutics, Inc.*	69,150	1,401
Heron Therapeutics, Inc.*	26,416	478

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Biotechnology & Pharmaceuticals - 7.5% continued
Heska Corp.*	3,761	$302
Horizon Pharma PLC*	94,685	1,382
Idera Pharmaceuticals, Inc.*	82,256	174
Ignyta, Inc.*	34,605	924
Immune Design Corp.*	18,504	72
ImmunoGen, Inc.*	58,649	376
Immunomedics, Inc.*	59,418	960
Impax Laboratories, Inc.*	42,715	711
Innoviva, Inc.*	43,330	615
Inovio Pharmaceuticals, Inc.*	48,388	200
Insmed, Inc.*	44,488	1,387
Insys Therapeutics, Inc.*	14,793	142
Intellia Therapeutics, Inc.*	9,819	189
Intersect ENT, Inc.*	15,321	496
Intra-Cellular Therapies, Inc.*	24,927	361
Iovance Biotherapeutics, Inc.*	36,022	288
Ironwood Pharmaceuticals, Inc.*	78,459	1,176
Jounce Therapeutics, Inc.*	8,599	110
Kala Pharmaceuticals, Inc.*	4,208	78
Karyopharm Therapeutics, Inc.*	20,083	193
Keryx Biopharmaceuticals, Inc.*	49,883	232
Kindred Biosciences, Inc.*	14,179	134
Kura Oncology, Inc.*	11,827	181
La Jolla Pharmaceutical Co.*	10,163	327
Lannett Co., Inc.*	16,560	384
Lexicon Pharmaceuticals, Inc.*	25,170	249
Ligand Pharmaceuticals, Inc.*	11,912	1,631
Loxo Oncology, Inc.*	13,290	1,119
MacroGenics, Inc.*	19,803	376
Madrigal Pharmaceuticals, Inc.*	2,349	216
Matinas BioPharma Holdings, Inc.*	31,353	36
Medicines (The) Co.*	40,168	1,098
MediciNova, Inc.*	20,467	132
Melinta Therapeutics, Inc.*	5,378	85
Merrimack Pharmaceuticals, Inc.	7,133	73
Mersana Therapeutics, Inc.*	3,001	49
Minerva Neurosciences, Inc.*	14,941	90
Miragen Therapeutics, Inc.*	7,505	78
Momenta Pharmaceuticals, Inc.*	43,665	609
MyoKardia, Inc.*	11,405	480
NantKwest, Inc.*	18,164	82
Natural Health Trends Corp.	4,315	66
Nature’s Sunshine Products, Inc.	6,437	74
Nektar Therapeutics*	86,161	5,146
Neos Therapeutics, Inc.*	14,474	148
NewLink Genetics Corp.*	16,956	138
Novavax, Inc.*	180,985	224
Novelion Therapeutics, Inc.*	8,907	28
Ocular Therapeutix, Inc.*	13,278	59
Omeros Corp.*	26,741	520
Oncocyte Corp.*	3,232	15
Organovo Holdings, Inc.*	59,600	80
Otonomy, Inc.*	16,762	93
Ovid therapeutics, Inc.*	2,980	29
Pacira Pharmaceuticals, Inc.*	22,843	1,043
Paratek Pharmaceuticals, Inc.*	14,033	251
PDL BioPharma, Inc.*	88,827	243
Phibro Animal Health Corp., Class A	11,250	377
Pieris Pharmaceuticals, Inc.*	20,412	154
Portola Pharmaceuticals, Inc.*	33,054	1,609
Prestige Brands Holdings, Inc.*	30,931	1,374
Progenics Pharmaceuticals, Inc.*	40,554	241
Protagonist Therapeutics, Inc.*	6,636	138
Prothena Corp. PLC*	22,333	837
PTC Therapeutics, Inc.*	23,140	386
Puma Biotechnology, Inc.*	16,699	1,651
Ra Pharmaceuticals, Inc.*	6,981	59
Radius Health, Inc.*	22,125	703
Reata Pharmaceuticals, Inc., Class A*	6,721	190
Recro Pharma, Inc.*	8,056	75
REGENXBIO, Inc.*	16,001	532
Retrophin, Inc.*	22,123	466
Revance Therapeutics, Inc.*	13,360	478
Rhythm Pharmaceuticals, Inc.*	4,855	141
Rigel Pharmaceuticals, Inc.*	86,796	337
Sage Therapeutics, Inc.*	21,990	3,622
Sangamo Therapeutics, Inc.*	48,577	797
Sarepta Therapeutics, Inc.*	35,522	1,976
Selecta Biosciences, Inc.*	6,962	68
Seres Therapeutics, Inc.*	12,148	123
Sienna Biopharmaceuticals, Inc.*	2,991	54
Spark Therapeutics, Inc.*	16,070	826
Spectrum Pharmaceuticals, Inc.*	50,451	956
Spero Therapeutics, Inc.*	3,563	42
Stemline Therapeutics, Inc.*	12,835	200
Strongbridge Biopharma PLC*	13,034	94
Sucampo Pharmaceuticals, Inc., Class A*	13,940	250

EQUITY INDEX FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Biotechnology & Pharmaceuticals - 7.5% continued
Supernus Pharmaceuticals, Inc.*	28,084	$1,119
Syndax Pharmaceuticals, Inc.*	6,724	59
Synergy Pharmaceuticals, Inc.*	147,071	328
Syros Pharmaceuticals, Inc.*	7,438	72
Teligent, Inc.*	24,303	88
Tetraphase Pharmaceuticals, Inc.*	30,245	191
TG Therapeutics, Inc.*	28,856	237
TherapeuticsMD, Inc.*	95,575	577
Theravance Biopharma, Inc.*	24,273	677
Tocagen, Inc.*	10,350	106
Trevena, Inc.*	32,925	53
Ultragenyx Pharmaceutical, Inc.*	22,993	1,066
USANA Health Sciences, Inc.*	6,588	488
Vanda Pharmaceuticals, Inc.*	25,386	386
VBI Vaccines, Inc.*	19,926	85
Versartis, Inc.*	19,757	43
Voyager Therapeutics, Inc.*	9,633	160
vTv Therapeutics, Inc., Class A*	4,422	27
WaVe Life Sciences Ltd.*	6,777	238
XBiotech, Inc.*	10,183	40
Xencor, Inc.*	21,782	477
ZIOPHARM Oncology, Inc.*	75,504	313
Zogenix, Inc.*	19,840	795
Zynerba Pharmaceuticals, Inc.*	6,790	85

		93,838

Chemicals - 2.3%
A. Schulman, Inc.	16,597	618
AdvanSix, Inc.*	17,410	732
AgroFresh Solutions, Inc.*	12,798	95
American Vanguard Corp.	16,952	333
Balchem Corp.	18,407	1,484
Calgon Carbon Corp.	29,332	625
Calyxt, Inc.*	4,830	106
Codexis, Inc.*	24,285	203
CSW Industrials, Inc.*	8,563	393
Ferro Corp.*	48,641	1,147
FutureFuel Corp.	14,852	209
GCP Applied Technologies, Inc.*	41,862	1,335
H.B. Fuller Co.	29,300	1,578
Hawkins, Inc.	5,692	200
Ingevity Corp.*	24,724	1,742
Innophos Holdings, Inc.	11,136	520
Innospec, Inc.	13,861	979
Intrepid Potash, Inc.*	56,377	268
KMG Chemicals, Inc.	7,664	506
Koppers Holdings, Inc.*	11,890	605
Kraton Corp.*	17,519	844
Kronos Worldwide, Inc.	13,185	340
Landec Corp.*	15,848	200
LSB Industries, Inc.*	12,436	109
Lydall, Inc.*	9,820	498
Materion Corp.	11,601	564
Minerals Technologies, Inc.	20,512	1,412
Nexeo Solutions, Inc.*	15,658	143
Oil-Dri Corp. of America	2,982	124
OMNOVA Solutions, Inc.*	25,528	255
PolyOne Corp.	46,753	2,034
PQ Group Holdings, Inc.*	17,275	284
Quaker Chemical Corp.	7,558	1,140
Rayonier Advanced Materials, Inc.	24,914	510
Sensient Technologies Corp.	25,718	1,881
Stepan Co.	11,649	920
Trecora Resources*	11,446	155
Trinseo S.A.	25,806	1,874
Tronox Ltd., Class A	52,247	1,072
Valhi, Inc.	14,238	88
WD-40 Co.	8,023	947

		29,072

Commercial Services - 2.5%
ABM Industries, Inc.	32,542	1,227
Acacia Research Corp.*	28,967	117
Alarm.com Holdings, Inc.*	11,775	445
AMN Healthcare Services, Inc.*	27,426	1,351
ARC Document Solutions, Inc.*	23,833	61
Ascent Capital Group, Inc., Class A*	6,155	71
Barrett Business Services, Inc.	4,196	271
BG Staffing, Inc.	4,150	66
Brady Corp., Class A	27,076	1,026
Brink’s (The) Co.	26,676	2,099
Care.com, Inc.*	7,925	143
CBIZ, Inc.*	29,748	460
Cimpress N.V.*	14,523	1,741
Collectors Universe, Inc.	4,333	124
CorVel Corp.*	5,405	286
CRA International, Inc.	4,498	202
Cross Country Healthcare, Inc.*	20,550	262
Deluxe Corp.	28,226	2,169
Emerald Expositions Events, Inc.	10,545	215

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Commercial Services - 2.5% continued
Ennis, Inc.	14,122	$293
Franklin Covey Co.*	5,426	113
FTI Consulting, Inc.*	21,983	944
GP Strategies Corp.*	7,181	167
Hackett Group (The), Inc.	13,699	215
Healthcare Services Group, Inc.	41,467	2,186
Heidrick & Struggles International, Inc.	10,492	258
Hill International, Inc.*	19,655	107
HMS Holdings Corp.*	48,768	827
Huron Consulting Group, Inc.*	12,852	520
Information Services Group, Inc.*	18,151	76
Insperity, Inc.	21,101	1,210
Kelly Services, Inc., Class A	17,777	485
Kforce, Inc.	13,556	342
Korn/Ferry International	30,633	1,268
LSC Communications, Inc.	19,899	301
National Research Corp., Class A	5,647	211
Navigant Consulting, Inc.*	26,674	518
On Assignment, Inc.*	29,116	1,871
Quad/Graphics, Inc.	18,200	411
R.R. Donnelley & Sons Co.	40,538	377
Resources Connection, Inc.	16,970	262
RPX Corp.	26,879	361
Sotheby’s*	22,200	1,146
SP Plus Corp.*	10,174	377
TriNet Group, Inc.*	24,074	1,067
TrueBlue, Inc.*	23,828	655
UniFirst Corp.	8,865	1,462
Vectrus, Inc.*	6,612	204
Viad Corp.	11,719	649
Willdan Group, Inc.*	4,487	107

		31,326

Construction Materials - 1.0%
Advanced Drainage Systems, Inc.	20,193	482
Apogee Enterprises, Inc.	16,395	750
Boise Cascade Co.	22,400	894
Continental Building Products, Inc.*	21,969	618
Deltic Timber Corp.	6,313	578
Forterra, Inc.*	11,076	123
Louisiana-Pacific Corp.*	84,640	2,223
Patrick Industries, Inc.*	14,155	983
Ply Gem Holdings, Inc.*	13,104	242
Summit Materials, Inc., Class A*	64,329	2,022
Trex Co., Inc.*	17,201	1,864
United States Lime & Minerals, Inc.	1,129	87
Universal Forest Products, Inc.	34,981	1,316
US Concrete, Inc.*	9,214	771

		12,953

Consumer Products - 2.1%
Alico, Inc.	1,749	52
Amplify Snack Brands, Inc.*	19,701	237
B&G Foods, Inc.	38,356	1,348
Bob Evans Farms, Inc.	11,521	908
Boston Beer (The) Co., Inc., Class A*	4,837	924
Cadiz, Inc.*	12,400	177
Cal-Maine Foods, Inc.*	16,681	741
Central Garden & Pet Co.*	6,058	236
Central Garden & Pet Co., Class A*	20,533	774
Clearwater Paper Corp.*	9,394	426
Coca-Cola Bottling Co. Consolidated	2,736	589
Craft Brew Alliance, Inc.*	7,384	142
Darling Ingredients, Inc.*	95,453	1,731
Dean Foods Co.	52,868	611
elf Beauty, Inc.*	11,867	265
Farmer Brothers Co.*	5,064	163
Fresh Del Monte Produce, Inc.	18,834	898
Helen of Troy Ltd.*	15,861	1,528
Hostess Brands, Inc.*	46,536	689
HRG Group, Inc.*	68,925	1,168
Inter Parfums, Inc.	10,075	438
J&J Snack Foods Corp.	8,729	1,325
John B. Sanfilippo & Son, Inc.	4,991	316
Lancaster Colony Corp.	10,895	1,408
Lifeway Foods, Inc.*	2,538	20
Limoneira Co.	6,974	156
MGP Ingredients, Inc.	7,518	578
National Beverage Corp.	6,825	665
Orchids Paper Products Co.	5,488	70
Primo Water Corp.*	15,091	190
Revlon, Inc., Class A*	6,919	151
Sanderson Farms, Inc.	11,713	1,626
Seneca Foods Corp., Class A*	3,992	123
Snyder’s-Lance, Inc.	50,037	2,506
Tejon Ranch Co.*	10,900	226
Tootsie Roll Industries, Inc.	9,818	357
Turning Point Brands, Inc.	2,863	61

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Consumer Products - 2.1% continued
Universal Corp.	14,381	$755
Vector Group Ltd.	57,296	1,282

		25,860

Consumer Services - 1.0%
Aaron’s, Inc.	36,813	1,467
Adtalem Global Education, Inc.*	35,083	1,475
American Public Education, Inc.*	9,129	229
Bridgepoint Education, Inc.*	10,654	89
Cambium Learning Group, Inc.*	6,958	40
Capella Education Co.	6,705	519
Career Education Corp.*	39,076	472
Carriage Services, Inc.	8,301	214
Grand Canyon Education, Inc.*	27,312	2,445
K12, Inc.*	22,283	354
Laureate Education, Inc., Class A*	32,300	438
Matthews International Corp., Class A	18,170	959
Medifast, Inc.	6,135	428
Nutrisystem, Inc.	17,263	908
Regis Corp.*	20,525	315
Rent-A-Center, Inc.	24,540	272
Strayer Education, Inc.	6,233	558
Weight Watchers International, Inc.*	16,280	721

		11,903

Containers & Packaging - 0.3%
Greif, Inc., Class A	14,849	900
Greif, Inc., Class B	3,336	231
KapStone Paper and Packaging Corp.	50,650	1,149
Multi-Color Corp.	7,963	596
Myers Industries, Inc.	13,364	261
Tredegar Corp.	15,215	292
UFP Technologies, Inc.*	3,750	104

		3,533

Design, Manufacturing & Distribution - 0.7%
Benchmark Electronics, Inc.*	29,084	846
CTS Corp.	18,634	480
Fabrinet*	21,103	606
Plexus Corp.*	19,495	1,184
Sanmina Corp.*	41,616	1,373
SYNNEX Corp.	16,875	2,294
Tech Data Corp.*	20,403	1,999

		8,782

Distributors - Consumer Staples - 0.4%
Andersons (The), Inc.	15,567	485
Calavo Growers, Inc.	9,285	784
Castle Brands, Inc.*	51,719	63
Chefs’ Warehouse (The), Inc.*	11,611	238
Core-Mark Holding Co., Inc.	26,562	839
Performance Food Group Co.*	52,579	1,740
United Natural Foods, Inc.*	29,496	1,453

		5,602

Distributors - Discretionary - 0.3%
ePlus, Inc.*	7,598	571
Essendant, Inc.	22,193	206
FTD Cos., Inc.*	10,219	74
G-III Apparel Group Ltd.*	25,178	929
Insight Enterprises, Inc.*	20,731	794
PC Connection, Inc.	6,864	180
PCM, Inc.*	5,976	59
ScanSource, Inc.*	14,442	517
Veritiv Corp.*	6,832	197

		3,527

Electrical Equipment - 1.6%
AAON, Inc.	24,220	889
Allied Motion Technologies, Inc.	4,026	133
Argan, Inc.	8,401	378
Babcock & Wilcox Enterprises, Inc.*	24,200	137
Badger Meter, Inc.	16,321	780
Bel Fuse, Inc., Class B	5,500	138
Belden, Inc.	24,472	1,888
Chase Corp.	4,154	501
CompX International, Inc.	850	11
Cree, Inc.*	56,788	2,109
CyberOptics Corp.*	4,102	62
Energous Corp.*	11,200	218
ESCO Technologies, Inc.	14,816	893
FARO Technologies, Inc.*	9,636	453
Generac Holdings, Inc.*	35,399	1,753
General Cable Corp.	28,501	844
Iteris, Inc.*	14,032	98
Itron, Inc.*	19,828	1,352
Kimball Electronics, Inc.*	15,270	279
Littelfuse, Inc.	13,088	2,589
LSI Industries, Inc.	13,999	96
Mesa Laboratories, Inc.	1,914	238
Napco Security Technologies, Inc.*	7,109	62
NL Industries, Inc.*	4,217	60

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Electrical Equipment - 1.6% continued
Novanta, Inc.*	18,623	$931
OSI Systems, Inc.*	10,353	667
Powell Industries, Inc.	5,081	146
Preformed Line Products Co.	1,821	129
Revolution Lighting Technologies, Inc.*	7,348	24
SPX Corp.*	24,782	778
Stoneridge, Inc.*	15,791	361
Watts Water Technologies, Inc., Class A	16,195	1,230

		20,227

Engineering & Construction Services - 1.6%
Chicago Bridge & Iron Co. N.V.	58,586	946
Comfort Systems USA, Inc.	21,360	932
Dycom Industries, Inc.*	17,548	1,956
EMCOR Group, Inc.	34,327	2,806
Exponent, Inc.	14,933	1,062
Granite Construction, Inc.	23,116	1,466
Great Lakes Dredge & Dock Corp.*	31,302	169
IES Holdings, Inc.*	4,970	86
Installed Building Products, Inc.*	12,556	954
KBR, Inc.	81,727	1,621
Keane Group, Inc.*	23,162	440
Kratos Defense & Security Solutions, Inc.*	50,092	531
Layne Christensen Co.*	10,606	133
MasTec, Inc.*	38,758	1,897
Mistras Group, Inc.*	10,179	239
MYR Group, Inc.*	9,207	329
NV5 Global, Inc.*	4,715	255
Orion Group Holdings, Inc.*	15,679	123
Primoris Services Corp.	22,889	622
Sterling Construction Co., Inc.*	15,369	250
Team, Inc.*	17,132	255
TopBuild Corp.*	20,635	1,563
Tutor Perini Corp.*	21,827	553
VSE Corp.	4,978	241
Willbros Group, Inc.*	25,261	36

		19,465

Forest & Paper Products - 0.2%
Neenah Paper, Inc.	9,709	880
P.H. Glatfelter Co.	25,171	540
Schweitzer-Mauduit International, Inc.	17,753	805
Verso Corp., Class A*	20,075	353

		2,578

Gaming, Lodging & Restaurants - 2.9%
Belmond Ltd., Class A*	52,106	638
Biglari Holdings, Inc.*	582	241
BJ’s Restaurants, Inc.	11,753	428
Bloomin’ Brands, Inc.	53,933	1,151
Bojangles’, Inc.*	10,350	122
Boyd Gaming Corp.	48,328	1,694
Brinker International, Inc.	27,063	1,051
Buffalo Wild Wings, Inc.*	8,970	1,402
Caesars Entertainment Corp.*	79,649	1,008
Carrols Restaurant Group, Inc.*	20,398	248
Century Casinos, Inc.*	12,408	113
Cheesecake Factory (The), Inc.	24,927	1,201
Churchill Downs, Inc.	7,843	1,825
Chuy’s Holdings, Inc.*	9,624	270
Cracker Barrel Old Country Store, Inc.	11,191	1,778
Dave & Buster’s Entertainment, Inc.*	24,148	1,332
Del Frisco’s Restaurant Group, Inc.*	12,314	188
Del Taco Restaurants, Inc.*	18,772	228
Denny’s Corp.*	37,530	497
DineEquity, Inc.	10,001	507
El Pollo Loco Holdings, Inc.*	11,798	117
Eldorado Resorts, Inc.*	27,226	903
Empire Resorts, Inc.*	2,004	54
Fiesta Restaurant Group, Inc.*	15,045	286
Fogo De Chao, Inc.*	5,656	66
Golden Entertainment, Inc.*	5,938	194
Habit Restaurants (The), Inc., Class A*	12,043	115
ILG, Inc.	61,869	1,762
Inspired Entertainment, Inc.*	2,360	23
J. Alexander’s Holdings, Inc.*	7,567	73
Jack in the Box, Inc.	17,122	1,680
La Quinta Holdings, Inc.*	47,484	877
Lindblad Expeditions Holdings, Inc.*	12,043	118
Marriott Vacations Worldwide Corp.	12,451	1,684
Monarch Casino & Resort, Inc.*	6,210	278
Nathan’s Famous, Inc.	1,635	123
Noodles & Co.*	6,779	36
Papa John’s International, Inc.	15,090	847
Penn National Gaming, Inc.*	49,263	1,543
Pinnacle Entertainment, Inc.*	30,784	1,008
Potbelly Corp.*	12,957	159
Red Lion Hotels Corp.*	8,351	82
Red Robin Gourmet Burgers, Inc.*	7,403	418
Red Rock Resorts, Inc., Class A	40,095	1,353

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Gaming, Lodging & Restaurants - 2.9% continued
Ruth’s Hospitality Group, Inc.	17,202	$372
Scientific Games Corp., Class A*	30,904	1,585
Shake Shack, Inc., Class A*	13,073	565
Sonic Corp.	22,818	627
Texas Roadhouse, Inc.	38,942	2,051
Wingstop, Inc.	16,900	659
Zoe’s Kitchen, Inc.*	11,323	189

		35,769

Hardware - 2.8%
3D Systems Corp.*	63,483	548
A10 Networks, Inc.*	29,159	225
Acacia Communications, Inc.*	11,001	399
ADTRAN, Inc.	28,286	547
Aerohive Networks, Inc.*	18,781	110
Akoustis Technologies, Inc.*	5,161	32
AVX Corp.	26,640	461
CalAmp Corp.*	20,097	431
Ciena Corp.*	82,131	1,719
Clearfield, Inc.*	6,658	82
Comtech Telecommunications Corp.	12,912	286
Control4 Corp.*	14,527	432
Cray, Inc.*	23,306	564
Daktronics, Inc.	20,609	188
Diebold Nixdorf, Inc.	43,915	718
Digimarc Corp.*	5,778	209
Eastman Kodak Co.*	10,088	31
Electronics For Imaging, Inc.*	26,906	795
EMCORE Corp.*	14,937	96
ExOne (The) Co.*	6,210	52
Extreme Networks, Inc.*	65,176	816
Finisar Corp.*	66,305	1,349
Fitbit, Inc., Class A*	113,325	647
GoPro, Inc., Class A*	63,694	482
Harmonic, Inc.*	45,912	193
Immersion Corp.*	17,241	122
Infinera Corp.*	85,687	542
InterDigital, Inc.	20,144	1,534
Knowles Corp.*	51,250	751
Kopin Corp.*	36,463	117
KVH Industries, Inc.*	8,541	88
Lumentum Holdings, Inc.*	35,939	1,757
Mercury Systems, Inc.*	27,241	1,399
Methode Electronics, Inc.	20,840	836
MicroVision, Inc.*	40,628	66
NETGEAR, Inc.*	18,193	1,069
NetScout Systems, Inc.*	49,093	1,495
Nutanix, Inc., Class A*	62,307	2,198
Plantronics, Inc.	19,134	964
Pure Storage, Inc., Class A*	56,351	894
Quantenna Communications, Inc.*	12,575	153
Quantum Corp.*	16,630	94
Radisys Corp.*	20,735	21
Stratasys Ltd.*	29,027	579
Super Micro Computer, Inc.*	22,838	478
Telenav, Inc.*	17,198	95
TTM Technologies, Inc.*	53,722	842
Ubiquiti Networks, Inc.*	13,043	926
Universal Electronics, Inc.*	8,169	386
VeriFone Systems, Inc.*	64,882	1,149
ViaSat, Inc.*	30,975	2,318
Viavi Solutions, Inc.*	133,442	1,166
Vicor Corp.*	9,882	207
Vishay Precision Group, Inc.*	6,047	152
Vocera Communications, Inc.*	16,604	502
VOXX International Corp.*	11,975	67
ZAGG, Inc.*	15,618	288

		34,667

Health Care Facilities & Services - 2.1%
AAC Holdings, Inc.*	5,773	52
Addus HomeCare Corp.*	4,445	155
Almost Family, Inc.*	7,405	410
Amedisys, Inc.*	16,551	872
American Renal Associates Holdings, Inc.*	5,994	104
BioScrip, Inc.*	67,448	196
Capital Senior Living Corp.*	14,594	197
Chemed Corp.	9,145	2,222
Civitas Solutions, Inc.*	9,173	157
Community Health Systems, Inc.*	56,604	241
Diplomat Pharmacy, Inc.*	28,445	571
Ensign Group (The), Inc.	28,010	622
Enzo Biochem, Inc.*	24,561	200
Genesis Healthcare, Inc.*	22,138	17
HealthEquity, Inc.*	29,102	1,358
HealthSouth Corp.	57,253	2,829
INC Research Holdings, Inc., Class A*	31,637	1,379
Independence Holding Co.	3,529	97
Invitae Corp.*	25,316	230

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Health Care Facilities & Services - 2.1% continued
Kindred Healthcare, Inc.	50,142	$486
LHC Group, Inc.*	9,142	560
Magellan Health, Inc.*	14,011	1,353
Medpace Holdings, Inc.*	3,834	139
Molina Healthcare, Inc.*	25,584	1,962
Natera, Inc.*	18,648	168
National HealthCare Corp.	6,472	394
NeoGenomics, Inc.*	32,723	290
Optinose, Inc.*	3,225	61
Owens & Minor, Inc.	34,940	660
PRA Health Sciences, Inc.*	28,835	2,626
Providence Service (The) Corp.*	6,570	390
RadNet, Inc.*	21,497	217
Select Medical Holdings Corp.*	62,449	1,102
Surgery Partners, Inc.*	10,567	128
Teladoc, Inc.*	31,304	1,091
Tenet Healthcare Corp.*	47,242	716
Tivity Health, Inc.*	21,227	776
Triple-S Management Corp., Class B*	13,029	324
U.S. Physical Therapy, Inc.	7,093	512

		25,864

Home & Office Products - 1.9%
ACCO Brands Corp.*	61,573	751
American Woodmark Corp.*	8,200	1,068
Armstrong Flooring, Inc.*	12,456	211
AV Homes, Inc.*	6,871	114
Beazer Homes USA, Inc.*	18,207	350
Caesarstone Ltd.*	13,022	287
Cavco Industries, Inc.*	4,968	758
Century Communities, Inc.*	11,074	344
CSS Industries, Inc.	5,101	142
Flexsteel Industries, Inc.	4,337	203
Green Brick Partners, Inc.*	13,599	154
Griffon Corp.	16,947	345
Hamilton Beach Brands Holding Co., Class A	1,661	43
Herman Miller, Inc.	34,742	1,391
HNI Corp.	25,315	976
Hooker Furniture Corp.	6,680	284
Hovnanian Enterprises, Inc., Class A*	70,883	237
Interface, Inc.	34,596	870
iRobot Corp.*	15,416	1,182
JELD-WEN Holding, Inc.*	39,167	1,542
KB Home	49,458	1,580
Kimball International, Inc., Class B	21,152	395
Knoll, Inc.	27,940	644
LGI Homes, Inc.*	10,060	755
Libbey, Inc.	12,770	96
Lifetime Brands, Inc.	5,498	91
M/I Homes, Inc.*	15,289	526
Masonite International Corp.*	16,530	1,226
MDC Holdings, Inc.	26,206	835
Meritage Homes Corp.*	22,407	1,147
New Home (The) Co., Inc.*	7,058	88
PGT Innovations, Inc.*	27,913	470
PICO Holdings, Inc.*	13,084	167
Quanex Building Products Corp.	19,867	465
St. Joe (The) Co.*	25,623	463
Steelcase, Inc., Class A	49,252	749
Taylor Morrison Home Corp., Class A*	47,229	1,156
TRI Pointe Group, Inc.*	87,114	1,561
William Lyon Homes, Class A*	15,946	464

		24,130

Industrial Services - 0.8%
Anixter International, Inc.*	16,891	1,284
Applied Industrial Technologies, Inc.	22,248	1,515
CAI International, Inc.*	8,998	255
DXP Enterprises, Inc.*	9,208	272
EnviroStar, Inc.	2,092	84
H&E Equipment Services, Inc.	18,437	749
Herc Holdings, Inc.*	14,087	882
Kaman Corp.	16,108	948
McGrath RentCorp	13,442	631
SiteOne Landscape Supply, Inc.*	19,713	1,512
Systemax, Inc.	6,335	211
Textainer Group Holdings Ltd.*	15,659	337
Titan Machinery, Inc.*	10,641	225
Triton International Ltd.*	27,259	1,021
Wesco Aircraft Holdings, Inc.*	32,480	240

		10,166

Institutional Financial Services - 0.7%
Cowen, Inc.*	15,105	206
Evercore, Inc., Class A	22,399	2,016
GAIN Capital Holdings, Inc.	19,918	199
Greenhill & Co., Inc.	14,088	275
Houlihan Lokey, Inc.	15,617	710
INTL. FCStone, Inc.*	8,842	376

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Institutional Financial Services - 0.7% continued
Investment Technology Group, Inc.	19,433	$374
Moelis & Co., Class A	18,197	883
Piper Jaffray Cos.	8,376	722
PJT Partners, Inc., Class A	10,383	473
Stifel Financial Corp.	38,798	2,311
Virtu Financial, Inc., Class A	14,687	269

		8,814

Insurance - 2.5%
Ambac Financial Group, Inc.*	25,821	413
American Equity Investment Life Holding Co.	50,254	1,544
AMERISAFE, Inc.	11,114	685
AmTrust Financial Services, Inc.	49,618	500
Argo Group International Holdings Ltd.	16,909	1,042
Atlas Financial Holdings, Inc.*	6,110	126
Baldwin & Lyons, Inc., Class B	5,320	127
Blue Capital Reinsurance Holdings Ltd.	3,373	41
Citizens, Inc.*	27,280	201
CNO Financial Group, Inc.	98,329	2,428
Crawford & Co., Class B	6,958	67
Donegal Group, Inc., Class A	4,957	86
eHealth, Inc.*	9,257	161
EMC Insurance Group, Inc.	4,992	143
Employers Holdings, Inc.	18,401	817
Enstar Group Ltd.*	6,526	1,310
FBL Financial Group, Inc., Class A	5,833	406
Federated National Holding Co.	6,642	110
Genworth Financial, Inc., Class A*	292,554	910
Global Indemnity Ltd.*	4,716	198
Greenlight Capital Re Ltd., Class A*	17,627	354
Hallmark Financial Services, Inc.*	8,430	88
HCI Group, Inc.	4,717	141
Health Insurance Innovations, Inc., Class A*	6,662	166
Heritage Insurance Holdings, Inc.	12,562	226
Horace Mann Educators Corp.	23,814	1,050
Infinity Property & Casualty Corp.	6,174	654
James River Group Holdings Ltd.	14,749	590
Kemper Corp.	23,067	1,589
Kingstone Cos., Inc.	5,412	102
Kinsale Capital Group, Inc.	8,354	376
Maiden Holdings Ltd.	40,377	266
MBIA, Inc.*	51,947	380
National General Holdings Corp.	28,163	553
National Western Life Group, Inc., Class A	1,303	431
Navigators Group (The), Inc.	12,002	585
NI Holdings, Inc.*	6,141	104
NMI Holdings, Inc., Class A*	33,128	563
Primerica, Inc.	25,780	2,618
Radian Group, Inc.	125,989	2,597
RLI Corp.	22,411	1,359
Safety Insurance Group, Inc.	8,528	686
Selective Insurance Group, Inc.	33,496	1,966
State Auto Financial Corp.	9,191	268
Third Point Reinsurance Ltd.*	53,528	784
Tiptree, Inc.	13,867	83
Trupanion, Inc.*	13,009	381
United Fire Group, Inc.	12,517	571
United Insurance Holdings Corp.	11,916	206
Universal Insurance Holdings, Inc.	17,933	490
WMIH Corp.*	118,424	101

		31,643

Iron & Steel - 0.8%
AK Steel Holding Corp.*	183,455	1,038
Allegheny Technologies, Inc.*	73,086	1,764
Carpenter Technology Corp.	26,886	1,371
Cleveland-Cliffs, Inc.*	173,324	1,250
Commercial Metals Co.	67,032	1,429
Haynes International, Inc.	7,337	235
Northwest Pipe Co.*	5,696	109
Olympic Steel, Inc.	5,248	113
Ryerson Holding Corp.*	9,475	99
Schnitzer Steel Industries, Inc., Class A	15,213	510
Shiloh Industries, Inc.*	8,185	67
SunCoke Energy, Inc.*	37,509	450
TimkenSteel Corp.*	23,057	350
Warrior Met Coal, Inc.	19,308	486
Worthington Industries, Inc.	25,996	1,145

		10,416

Leisure Products - 0.6%
Acushnet Holdings Corp.	18,440	389
Callaway Golf Co.	54,067	753
Camping World Holdings, Inc., Class A	18,429	824
Clarus Corp.*	12,426	97
Escalade, Inc.	5,952	73
Fox Factory Holding Corp.*	20,379	792
Funko, Inc., Class A*	6,108	41

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Leisure Products - 0.6% continued
Johnson Outdoors, Inc., Class A	2,748	$171
LCI Industries	14,103	1,833
Malibu Boats, Inc., Class A*	11,830	352
Marine Products Corp.	4,724	60
MCBC Holdings, Inc.*	10,558	235
Nautilus, Inc.*	17,344	231
Vista Outdoor, Inc.*	33,209	484
Winnebago Industries, Inc.	18,331	1,019

		7,354

Machinery - 2.4%
Actuant Corp., Class A	34,633	876
Alamo Group, Inc.	5,519	623
Altra Industrial Motion Corp.	16,673	840
Astec Industries, Inc.	12,389	725
Briggs & Stratton Corp.	24,304	617
CIRCOR International, Inc.	9,602	467
Columbus McKinnon Corp.	12,873	515
Curtiss-Wright Corp.	25,708	3,132
Douglas Dynamics, Inc.	12,862	486
Federal Signal Corp.	34,355	690
Franklin Electric Co., Inc.	26,894	1,234
Gencor Industries, Inc.*	4,506	75
Gorman-Rupp (The) Co.	10,373	324
Graham Corp.	5,545	116
Hardinge, Inc.	6,817	119
Hillenbrand, Inc.	36,858	1,648
Hurco Cos., Inc.	3,679	155
Hyster-Yale Materials Handling, Inc.	6,013	512
Ichor Holdings Ltd.*	10,717	264
Intevac, Inc.*	11,566	79
John Bean Technologies Corp.	18,266	2,024
Kadant, Inc.	6,309	633
Kennametal, Inc.	46,698	2,261
Lindsay Corp.	6,101	538
Manitowoc (The) Co., Inc.*	18,534	729
Milacron Holdings Corp.*	31,637	605
MSA Safety, Inc.	19,385	1,503
MTS Systems Corp.	9,967	535
Mueller Water Products, Inc., Class A	89,754	1,125
NN, Inc.	15,764	435
Raven Industries, Inc.	21,036	723
Rexnord Corp.*	60,488	1,574
SPX FLOW, Inc.*	24,102	1,146
Standex International Corp.	7,261	740
Sun Hydraulics Corp.	13,656	883
Tennant Co.	10,255	745
Titan International, Inc.	28,775	371
Twin Disc, Inc.*	5,090	135

		30,202

Manufactured Goods - 1.3%
Aegion Corp.*	18,817	478
Ampco-Pittsburgh Corp.	4,971	62
Atkore International Group, Inc.*	19,523	419
AZZ, Inc.	15,108	772
Barnes Group, Inc.	29,243	1,850
Chart Industries, Inc.*	17,827	835
Core Molding Technologies, Inc.	4,374	95
DMC Global, Inc.	8,193	205
Eastern (The) Co.	3,328	87
EnPro Industries, Inc.	12,306	1,151
Gibraltar Industries, Inc.*	18,381	607
Global Brass & Copper Holdings, Inc.	12,383	410
Insteel Industries, Inc.	10,406	295
Lawson Products, Inc.*	3,618	89
LB Foster Co., Class A*	4,950	134
Mueller Industries, Inc.	33,021	1,170
NCI Building Systems, Inc.*	23,316	450
Omega Flex, Inc.	1,702	121
Park-Ohio Holdings Corp.	4,878	224
Proto Labs, Inc.*	14,406	1,484
RBC Bearings, Inc.*	13,608	1,720
Rogers Corp.*	10,486	1,698
Simpson Manufacturing Co., Inc.	24,037	1,380
TriMas Corp.*	26,340	705

		16,441

Media - 2.8%
Beasley Broadcast Group, Inc., Class A	2,874	39
Blucora, Inc.*	26,006	575
Boingo Wireless, Inc.*	22,352	503
Cars.com, Inc.*	41,937	1,209
Carvana Co.*	7,916	151
Central European Media Enterprises Ltd., Class A*	48,466	225
Clear Channel Outdoor Holdings, Inc., Class A	20,905	96
Daily Journal Corp.*	644	148
DHI Group, Inc.*	29,101	55

EQUITY INDEX FUNDS     14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Media - 2.8% continued
Entercom Communications Corp., Class A	73,791	$797
Entravision Communications Corp., Class A	38,819	278
Eros International PLC*	14,400	139
EW Scripps (The) Co., Class A*	33,557	525
Gannett Co., Inc.	65,585	760
Global Eagle Entertainment, Inc.*	27,992	64
Gray Television, Inc.*	37,284	625
Groupon, Inc.*	197,750	1,009
GrubHub, Inc.*	49,946	3,586
HealthStream, Inc.*	15,006	348
Hemisphere Media Group, Inc.*	8,744	101
Houghton Mifflin Harcourt Co.*	60,152	559
IMAX Corp.*	32,420	751
Leaf Group Ltd.*	7,048	70
Liberty Media Corp.-Liberty Braves, Class A*	6,043	133
Liberty Media Corp.-Liberty Braves, Class C*	19,769	439
Liberty TripAdvisor Holdings, Inc., Class A*	42,690	402
MDC Partners, Inc., Class A*	33,196	324
Meet Group (The), Inc.*	39,859	112
Meredith Corp.	22,967	1,517
MSG Networks, Inc., Class A*	34,830	705
National CineMedia, Inc.	35,993	247
New Media Investment Group, Inc.	29,567	496
New York Times (The) Co., Class A	73,107	1,353
Nexstar Media Group, Inc., Class A	25,521	1,996
QuinStreet, Inc.*	21,776	183
Quotient Technology, Inc.*	43,838	515
Reis, Inc.	5,152	106
Rubicon Project (The), Inc.*	26,448	49
Saga Communications, Inc., Class A	1,997	81
Salem Media Group, Inc., Class A	6,411	29
Scholastic Corp.	16,526	663
Shutterfly, Inc.*	19,208	956
Shutterstock, Inc.*	10,671	459
Sinclair Broadcast Group, Inc., Class A	41,543	1,572
Stamps.com, Inc.*	9,501	1,786
TechTarget, Inc.*	11,701	163
Time, Inc.	58,242	1,075
TiVo Corp.	69,706	1,087
Townsquare Media, Inc., Class A*	5,010	38
Trade Desk (The), Inc., Class A*	13,780	630
tronc, Inc.*	11,454	201
TrueCar, Inc.*	41,172	461
Tucows, Inc., Class A*	5,351	375
Web.com Group, Inc.*	22,335	487
WideOpenWest, Inc.*	12,586	133
World Wrestling Entertainment, Inc., Class A	22,536	689
XO Group, Inc.*	14,219	263
Yelp, Inc.*	46,444	1,949
Yext, Inc.*	13,658	164

		34,451

Medical Equipment & Devices - 4.4%
Abaxis, Inc.	12,759	632
Accelerate Diagnostics, Inc.*	15,096	396
Accuray, Inc.*	46,764	201
Analogic Corp.	7,301	611
AngioDynamics, Inc.*	21,080	351
AtriCure, Inc.*	18,666	340
Atrion Corp.	807	509
AxoGen, Inc.*	15,900	450
BioTelemetry, Inc.*	18,588	556
Cardiovascular Systems, Inc.*	19,389	459
Catalent, Inc.*	77,798	3,196
Cerus Corp.*	66,675	225
ConforMIS, Inc.*	25,051	60
CONMED Corp.	15,976	814
Corindus Vascular Robotics, Inc.*	49,925	50
CryoLife, Inc.*	18,792	360
Cutera, Inc.*	7,630	346
Endologix, Inc.*	48,117	257
Entellus Medical, Inc.*	7,207	176
Exact Sciences Corp.*	68,379	3,593
Exactech, Inc.*	6,207	307
Fluidigm Corp.*	22,556	133
FONAR Corp. (NASDAQ Capital Market Exchange)*	3,640	89
Foundation Medicine, Inc.*	8,342	569
GenMark Diagnostics, Inc.*	29,318	122
Genomic Health, Inc.*	11,480	393
Glaukos Corp.*	16,628	427
Globus Medical, Inc., Class A*	41,016	1,686
Haemonetics Corp.*	30,942	1,797
Halyard Health, Inc.*	27,195	1,256

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Medical Equipment & Devices - 4.4% continued
ICU Medical, Inc.*	8,747	$1,889
Inogen, Inc.*	9,896	1,178
Insulet Corp.*	33,798	2,332
Integer Holdings Corp.*	18,086	819
Integra LifeSciences Holdings Corp.*	36,987	1,770
Invacare Corp.	18,855	318
iRhythm Technologies, Inc.*	8,201	460
K2M Group Holdings, Inc.*	24,112	434
Lantheus Holdings, Inc.*	17,585	360
LeMaitre Vascular, Inc.	8,820	281
LivaNova PLC*	28,222	2,256
Luminex Corp.	23,772	468
Masimo Corp.*	26,086	2,212
Meridian Bioscience, Inc.	24,021	336
Merit Medical Systems, Inc.*	28,295	1,222
MiMedx Group, Inc.*	60,299	760
Myriad Genetics, Inc.*	37,879	1,301
NanoString Technologies, Inc.*	10,547	79
Natus Medical, Inc.*	17,723	677
Neogen Corp.*	21,585	1,775
Nevro Corp.*	16,122	1,113
Novocure Ltd.*	33,574	678
NuVasive, Inc.*	29,515	1,726
NxStage Medical, Inc.*	37,905	918
Nymox Pharmaceutical Corp.*	16,936	56
Obalon Therapeutics, Inc.*	5,135	34
OraSure Technologies, Inc.*	32,896	620
Orthofix International N.V.*	10,064	551
OrthoPediatrics Corp.*	2,751	53
Oxford Immunotec Global PLC*	15,088	211
Pacific Biosciences of California, Inc.*	61,556	163
Penumbra, Inc.*	17,041	1,604
Pulse Biosciences, Inc.*	5,421	128
Quidel Corp.*	16,500	715
Quotient Ltd.*	15,897	79
Repligen Corp.*	21,866	793
Rockwell Medical, Inc.*	28,060	163
RTI Surgical, Inc.*	31,227	128
Sientra, Inc.*	8,526	120
Sparton Corp.*	5,498	127
STAAR Surgical Co.*	23,892	370
Surmodics, Inc.*	7,627	214
Tactile Systems Technology, Inc.*	7,607	220
Utah Medical Products, Inc.	1,937	158
Varex Imaging Corp.*	21,910	880
Veracyte, Inc.*	14,012	91
ViewRay, Inc.*	17,411	161
Viveve Medical, Inc.*	8,911	44
Wright Medical Group N.V.*	61,022	1,355

		54,761

Metals & Mining - 0.7%
Century Aluminum Co.*	28,937	568
Coeur Mining, Inc.*	107,780	808
Compass Minerals International, Inc.	19,729	1,426
Encore Wire Corp.	11,735	571
Fairmount Santrol Holdings, Inc.*	90,135	471
Ferroglobe Representation & Warranty Insurance Trust* (2)	38,340	—
Gold Resource Corp.	29,096	128
Harsco Corp.*	46,765	872
Hecla Mining Co.	229,143	910
Kaiser Aluminum Corp.	9,584	1,024
Klondex Mines Ltd.*	104,632	273
Smart Sand, Inc.*	13,022	113
Uranium Energy Corp.*	81,310	144
US Silica Holdings, Inc.	47,465	1,546

		8,854

Oil, Gas & Coal - 3.4%
Abraxas Petroleum Corp.*	89,751	221
Adams Resources & Energy, Inc.	1,163	51
Approach Resources, Inc.*	25,712	76
Arch Coal, Inc., Class A	11,156	1,039
Archrock, Inc.	41,053	431
Basic Energy Services, Inc.*	10,363	243
Bill Barrett Corp.*	45,018	231
Bonanza Creek Energy, Inc.*	11,731	324
Bristow Group, Inc.	17,979	242
C&J Energy Services, Inc.*	26,933	901
California Resources Corp.*	24,712	480
Callon Petroleum Co.*	116,806	1,419
CARBO Ceramics, Inc.*	13,631	139
Carrizo Oil & Gas, Inc.*	44,945	956
Clean Energy Fuels Corp.*	81,591	166
Cloud Peak Energy, Inc.*	44,100	196
Contango Oil & Gas Co.*	13,008	61
CVR Energy, Inc.	9,238	344
Delek U.S. Holdings, Inc.	45,254	1,581
Denbury Resources, Inc.*	230,449	509

EQUITY INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Oil, Gas & Coal - 3.4% continued
Diamond Offshore Drilling, Inc.*	37,532	$698
Dril-Quip, Inc.*	22,020	1,050
Earthstone Energy, Inc., Class A*	14,055	149
Eclipse Resources Corp.*	52,101	125
Energy XXI Gulf Coast, Inc.*	17,613	101
Ensco PLC, Class A	248,227	1,467
EP Energy Corp., Class A*	22,531	53
Era Group, Inc.*	11,155	120
Evolution Petroleum Corp.	14,587	100
Exterran Corp.*	18,614	585
Flotek Industries, Inc.*	32,547	152
Forum Energy Technologies, Inc.*	47,042	732
Frank’s International N.V.	29,733	198
Gastar Exploration, Inc.*	103,955	109
Geospace Technologies Corp.*	7,494	97
Gulf Island Fabrication, Inc.	8,171	110
Halcon Resources Corp.*	75,120	569
Hallador Energy Co.	9,605	59
Helix Energy Solutions Group, Inc.*	81,611	615
Independence Contract Drilling, Inc.*	19,267	77
Isramco, Inc.*	410	43
Jagged Peak Energy, Inc.*	33,145	523
Jones Energy, Inc., Class A*	25,632	28
Key Energy Services, Inc.*	6,141	72
Lilis Energy, Inc.*	25,500	130
Mammoth Energy Services, Inc.*	4,660	92
Matador Resources Co.*	56,414	1,756
Matrix Service Co.*	15,203	271
McDermott International, Inc.*	165,246	1,087
Midstates Petroleum Co., Inc.*	6,762	112
MRC Global, Inc.*	51,991	880
NACCO Industries, Inc., Class A	2,505	94
Natural Gas Services Group, Inc.*	7,206	189
NCS Multistage Holdings, Inc.*	5,837	86
Newpark Resources, Inc.*	48,990	421
Noble Corp. PLC*	141,652	640
NOW, Inc.*	62,193	686
Oasis Petroleum, Inc.*	155,117	1,305
Oil States International, Inc.*	29,518	835
Panhandle Oil and Gas, Inc., Class A	9,230	190
Par Pacific Holdings, Inc.*	18,054	348
Parker Drilling Co.*	82,330	82
PDC Energy, Inc.*	38,392	1,979
Peabody Energy Corp. (New York Exchange)*	38,737	1,525
Penn Virginia Corp.*	8,221	322
PHI, Inc. (Non Voting)*	6,947	80
Pioneer Energy Services Corp.*	45,482	139
ProPetro Holding Corp.*	32,886	663
Ramaco Resources, Inc.*	3,696	25
Ranger Energy Services, Inc.*	3,518	33
Resolute Energy Corp.*	12,530	394
Ring Energy, Inc.*	29,049	404
Rosehill Resources, Inc.*	1,980	16
Rowan Cos. PLC, Class A*	67,675	1,060
Sanchez Energy Corp.*	41,644	221
SandRidge Energy, Inc.*	20,248	427
SEACOR Holdings, Inc.	9,517	440
Select Energy Services, Inc., Class A*	15,579	284
SemGroup Corp., Class A	38,803	1,172
SilverBow Resources, Inc.*	4,171	124
Solaris Oilfield Infrastructure, Inc., Class A*	10,125	217
SRC Energy, Inc.*	137,182	1,170
Stone Energy Corp.*	11,229	361
Superior Energy Services, Inc.*	88,329	851
Tellurian, Inc.*	32,999	321
TETRA Technologies, Inc.*	67,637	289
Thermon Group Holdings, Inc.*	18,744	444
Ultra Petroleum Corp.*	113,412	1,028
Unit Corp.*	30,064	661
W&T Offshore, Inc.*	55,768	185
Westmoreland Coal Co.*	10,960	13
WildHorse Resource Development Corp.*	28,478	524

		42,018

Passenger Transportation - 0.3%
Allegiant Travel Co.	7,372	1,141
Hawaiian Holdings, Inc.	30,164	1,202
SkyWest, Inc.	29,436	1,563

		3,906

Real Estate - 0.2%
Consolidated-Tomoka Land Co.	2,359	150
Forestar Group, Inc.*	6,241	137
FRP Holdings, Inc.*	3,767	167
Griffin Industrial Realty, Inc.	347	13
Marcus & Millichap, Inc.*	9,247	302

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Real Estate - 0.2% continued
Maui Land & Pineapple Co., Inc.*	3,993	$69
RE/MAX Holdings, Inc., Class A	10,319	500
Redfin Corp.*	6,370	200
RMR Group (The), Inc., Class A	4,019	238
Stratus Properties, Inc.	3,618	107
Trinity Place Holdings, Inc.*	10,837	75

		1,958

Real Estate Investment Trusts - 7.0%
Acadia Realty Trust	48,219	1,319
AG Mortgage Investment Trust, Inc.	16,553	315
Agree Realty Corp.	16,488	848
Alexander & Baldwin, Inc.	27,180	754
Alexander’s, Inc.	1,235	489
Altisource Residential Corp.	28,519	338
American Assets Trust, Inc.	23,432	896
Anworth Mortgage Asset Corp.	56,084	305
Apollo Commercial Real Estate Finance, Inc.	62,283	1,149
Ares Commercial Real Estate Corp.	15,463	199
Armada Hoffler Properties, Inc.	25,942	403
ARMOUR Residential REIT, Inc.	24,371	627
Ashford Hospitality Prime, Inc.	15,773	153
Ashford Hospitality Trust, Inc.	44,674	301
Bluerock Residential Growth REIT, Inc.	12,975	131
Capstead Mortgage Corp.	55,343	479
CareTrust REIT, Inc.	43,736	733
CatchMark Timber Trust, Inc., Class A	25,445	334
CBL & Associates Properties, Inc.	96,829	548
Cedar Realty Trust, Inc.	51,164	311
Chatham Lodging Trust	26,095	594
Cherry Hill Mortgage Investment Corp.	6,963	125
Chesapeake Lodging Trust	34,385	932
City Office REIT, Inc.	17,699	230
Clipper Realty, Inc.	8,895	89
Community Healthcare Trust, Inc.	9,833	276
CorEnergy Infrastructure Trust, Inc.	6,941	265
Cousins Properties, Inc.	243,172	2,249
CYS Investments, Inc.	89,958	722
DiamondRock Hospitality Co.	115,940	1,309
Dynex Capital, Inc.	28,432	199
Easterly Government Properties, Inc.	24,395	521
EastGroup Properties, Inc.	19,551	1,728
Education Realty Trust, Inc.	44,232	1,545
Ellington Residential Mortgage REIT	4,922	59
Farmland Partners, Inc.	18,991	165
First Industrial Realty Trust, Inc.	69,215	2,178
Four Corners Property Trust, Inc.	35,732	918
Franklin Street Properties Corp.	60,877	654
GEO Group (The), Inc.	71,210	1,681
Getty Realty Corp.	17,967	488
Gladstone Commercial Corp.	16,162	340
Global Medical REIT, Inc.	10,387	85
Global Net Lease, Inc.	39,554	814
Government Properties Income Trust	54,942	1,019
Gramercy Property Trust	93,086	2,482
Granite Point Mortgage Trust, Inc.	25,000	444
Great Ajax Corp.	8,819	122
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29,482	709
Healthcare Realty Trust, Inc.	71,345	2,292
Hersha Hospitality Trust	22,649	394
Independence Realty Trust, Inc.	48,779	492
InfraREIT, Inc.	24,740	460
Invesco Mortgage Capital, Inc.	65,470	1,167
Investors Real Estate Trust	70,246	399
iStar, Inc.*	38,549	436
Jernigan Capital, Inc.	7,832	149
Kite Realty Group Trust	48,170	944
Ladder Capital Corp.	45,783	624
LaSalle Hotel Properties	66,204	1,858
Lexington Realty Trust	125,428	1,210
LTC Properties, Inc.	22,938	999
Mack-Cali Realty Corp.	52,645	1,135
MedEquities Realty Trust, Inc.	17,233	193
Monmouth Real Estate Investment Corp.	41,099	732
MTGE Investment Corp.	26,553	491
National Health Investors, Inc.	23,428	1,766
National Storage Affiliates Trust	25,758	702
New Senior Investment Group, Inc.	47,251	357
New York Mortgage Trust, Inc.	65,280	403
NexPoint Residential Trust, Inc.	9,847	275
NorthStar Realty Europe Corp.	31,521	423
One Liberty Properties, Inc.	8,658	224
Orchid Island Capital, Inc.	25,733	239
Owens Realty Mortgage, Inc.	5,816	93
Pebblebrook Hotel Trust	40,048	1,489
Pennsylvania Real Estate Investment Trust	40,202	478

EQUITY INDEX FUNDS     18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Real Estate Investment Trusts - 7.0% continued
PennyMac Mortgage Investment Trust	37,592	$604
Physicians Realty Trust	104,674	1,883
Potlatch Corp.	23,535	1,174
Preferred Apartment Communities, Inc., Class A	21,239	430
PS Business Parks, Inc.	11,443	1,431
QTS Realty Trust, Inc., Class A	28,676	1,553
Quality Care Properties, Inc.*	54,928	759
RAIT Financial Trust	52,827	20
Ramco-Gershenson Properties Trust	45,745	674
Redwood Trust, Inc.	44,548	660
Resource Capital Corp.	17,521	164
Retail Opportunity Investments Corp.	62,795	1,253
Rexford Industrial Realty, Inc.	44,962	1,311
RLJ Lodging Trust	98,674	2,168
Ryman Hospitality Properties, Inc.	25,741	1,777
Sabra Health Care REIT, Inc.	103,167	1,936
Safety Income and Growth, Inc.	6,152	108
Saul Centers, Inc.	6,634	410
Select Income REIT	36,950	929
Seritage Growth Properties, Class A	14,805	599
STAG Industrial, Inc.	55,160	1,508
Summit Hotel Properties, Inc.	60,179	917
Sunstone Hotel Investors, Inc.	131,282	2,170
Sutherland Asset Management Corp.	9,996	151
Terreno Realty Corp.	31,109	1,091
Tier REIT, Inc.	27,831	568
TPG RE Finance Trust, Inc.	6,601	126
Transcontinental Realty Investors, Inc.*	994	31
UMH Properties, Inc.	17,823	266
Universal Health Realty Income Trust	7,326	550
Urban Edge Properties	60,169	1,534
Urstadt Biddle Properties, Inc., Class A	16,981	369
Washington Prime Group, Inc.	108,057	769
Washington Real Estate Investment Trust	45,654	1,421
Western Asset Mortgage Capital Corp.	24,341	242
Whitestone REIT	21,919	316
Xenia Hotels & Resorts, Inc.	62,483	1,349

		87,219

Recreational Facilities & Services - 0.3%
AMC Entertainment Holdings, Inc., Class A	31,033	469
Drive Shack, Inc.*	36,862	204
International Speedway Corp., Class A	13,941	555
Marcus (The) Corp.	10,746	294
Planet Fitness, Inc., Class A*	50,317	1,742
RCI Hospitality Holdings, Inc.	5,411	151
Reading International, Inc., Class A*	9,639	161
SeaWorld Entertainment, Inc.*	39,776	540
Speedway Motorsports, Inc.	6,622	125

		4,241

Renewable Energy - 0.5%
Advanced Energy Industries, Inc.*	23,099	1,559
Ameresco, Inc., Class A*	10,975	94
EnerSys	25,394	1,768
Green Plains, Inc.	22,793	384
Pacific Ethanol, Inc.*	24,542	112
Plug Power, Inc.*	133,017	314
Renewable Energy Group, Inc.*	21,996	259
REX American Resources Corp.*	3,379	280
Silver Spring Networks, Inc.*	24,891	404
SunPower Corp.*	34,310	289
Sunrun, Inc.*	48,750	288
TPI Composites, Inc.*	6,370	130
Vivint Solar, Inc.*	15,491	63

		5,944

Retail - Consumer Staples - 0.6%
Big Lots, Inc.	24,818	1,393
Five Below, Inc.*	31,452	2,086
Fred’s, Inc., Class A	21,900	89
Ingles Markets, Inc., Class A	7,908	273
Natural Grocers by Vitamin Cottage, Inc.*	5,446	49
Ollie’s Bargain Outlet Holdings, Inc.*	27,675	1,474
PriceSmart, Inc.	12,873	1,108
Smart & Final Stores, Inc.*	13,410	115
SpartanNash Co.	21,404	571
SUPERVALU, Inc.*	22,476	485
Village Super Market, Inc., Class A	4,476	103
Weis Markets, Inc.	5,506	228

		7,974

Retail - Discretionary - 3.3%
1-800-Flowers.com, Inc., Class A*	15,097	162
Abercrombie & Fitch Co., Class A	39,756	693
American Eagle Outfitters, Inc.	94,463	1,776
America’s Car-Mart, Inc.*	4,262	190
Asbury Automotive Group, Inc.*	10,805	691

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Retail - Discretionary - 3.3% continued
Ascena Retail Group, Inc.*	98,322	$231
At Home Group, Inc.*	3,063	93
Avis Budget Group, Inc.*	42,102	1,847
Barnes & Noble Education, Inc.*	22,394	184
Barnes & Noble, Inc.	35,256	236
Bassett Furniture Industries, Inc.	5,952	224
Beacon Roofing Supply, Inc.*	38,835	2,476
Big 5 Sporting Goods Corp.	12,587	96
BMC Stock Holdings, Inc.*	38,096	964
Boot Barn Holdings, Inc.*	6,381	106
Buckle (The), Inc.	16,791	399
Build-A-Bear Workshop, Inc.*	7,781	72
Builders FirstSource, Inc.*	64,289	1,401
Caleres, Inc.	24,546	822
Cato (The) Corp., Class A	12,708	202
Chegg, Inc.*	55,402	904
Chico’s FAS, Inc.	74,900	661
Children’s Place (The), Inc.	10,017	1,456
Citi Trends, Inc.	7,706	204
Conn’s, Inc.*	10,949	389
Container Store Group (The), Inc.*	8,503	40
Dillard’s, Inc., Class A	8,137	489
DSW, Inc., Class A	38,089	815
Duluth Holdings, Inc., Class B*	5,554	99
Ethan Allen Interiors, Inc.	14,539	416
Etsy, Inc.*	70,266	1,437
Express, Inc.*	44,934	456
EZCORP, Inc., Class A*	28,479	347
Finish Line (The), Inc., Class A	22,861	332
FirstCash, Inc.	27,028	1,823
Foundation Building Materials, Inc.*	7,884	117
Francesca’s Holdings Corp.*	21,890	160
Freshpet, Inc.*	14,595	277
Gaia, Inc.*	5,607	69
Genesco, Inc.*	11,258	366
GMS, Inc.*	15,992	602
GNC Holdings, Inc., Class A*	40,226	148
Group 1 Automotive, Inc.	11,498	816
Guess?, Inc.	34,911	589
Haverty Furniture Cos., Inc.	11,062	251
Hertz Global Holdings, Inc.*	31,811	703
Hibbett Sports, Inc.*	11,586	236
Huttig Building Products, Inc.*	14,231	95
J. Jill, Inc.*	7,080	55
J.C. Penney Co., Inc.*	180,354	570
Kirkland’s, Inc.*	8,694	104
Lands’ End, Inc.*	7,598	149
La-Z-Boy, Inc.	28,011	874
Liquidity Services, Inc.*	15,055	73
Lithia Motors, Inc., Class A	13,709	1,557
Lumber Liquidators Holdings, Inc.*	16,370	514
MarineMax, Inc.*	13,290	251
Monro, Inc.	18,481	1,052
National Vision Holdings, Inc.*	10,573	429
Office Depot, Inc.	297,879	1,054
Ominto, Inc.*	8,441	29
Overstock.com, Inc.*	9,755	623
Party City Holdco, Inc.*	16,041	224
PetIQ, Inc.*	4,314	94
PetMed Express, Inc.	11,480	522
Pier 1 Imports, Inc.	47,903	198
RH*	11,686	1,007
Rush Enterprises, Inc., Class A*	17,707	900
Rush Enterprises, Inc., Class B*	3,054	147
Sears Holdings Corp.*	6,606	24
Shoe Carnival, Inc.	6,600	177
Sleep Number Corp.*	22,780	856
Sonic Automotive, Inc., Class A	14,616	270
Sportsman’s Warehouse Holdings, Inc.*	21,595	143
Tailored Brands, Inc.	28,841	630
Tile Shop Holdings, Inc.	23,654	227
Tilly’s, Inc., Class A	7,566	112
Vera Bradley, Inc.*	11,799	144
Vitamin Shoppe, Inc.*	12,680	56
Winmark Corp.	1,179	153
Zumiez, Inc.*	10,507	219

		40,599

Semiconductors - 3.1%
Alpha & Omega Semiconductor Ltd.*	11,664	191
Ambarella, Inc.*	18,866	1,108
Amkor Technology, Inc.*	58,485	588
Applied Optoelectronics, Inc.*	10,980	415
Aquantia Corp.*	3,913	44
Axcelis Technologies, Inc.*	17,456	501
AXT, Inc.*	22,146	193
Brooks Automation, Inc.	39,987	954
Cabot Microelectronics Corp.	14,430	1,358

EQUITY INDEX FUNDS     20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Semiconductors - 3.1% continued
CEVA, Inc.*	12,763	$589
Cirrus Logic, Inc.*	37,510	1,945
Cohu, Inc.	15,738	345
Diodes, Inc.*	22,728	652
DSP Group, Inc.*	12,985	162
Electro Scientific Industries, Inc.*	18,790	403
Entegris, Inc.	82,623	2,516
FormFactor, Inc.*	41,866	655
GSI Technology, Inc.*	8,524	68
II-VI, Inc.*	35,273	1,656
Impinj, Inc.*	10,720	242
Inphi Corp.*	24,429	894
Integrated Device Technology, Inc.*	77,916	2,316
IXYS Corp.*	14,970	359
KEMET Corp.*	32,445	489
Lattice Semiconductor Corp.*	69,800	403
MACOM Technology Solutions Holdings, Inc.*	23,571	767
MaxLinear, Inc.*	35,798	946
Maxwell Technologies, Inc.*	21,554	124
MKS Instruments, Inc.	31,344	2,962
Monolithic Power Systems, Inc.	23,215	2,608
Nanometrics, Inc.*	14,062	350
NeoPhotonics Corp.*	20,001	132
NVE Corp.	2,828	243
Oclaro, Inc.*	96,352	649
Park Electrochemical Corp.	11,510	226
Photronics, Inc.*	38,616	329
Pixelworks, Inc.*	17,002	108
Power Integrations, Inc.	16,743	1,231
Rambus, Inc.*	62,842	894
Rudolph Technologies, Inc.*	18,104	433
Semtech Corp.*	37,682	1,289
Sigma Designs, Inc.*	21,687	151
Silicon Laboratories, Inc.*	24,403	2,155
SMART Global Holdings, Inc.*	3,589	121
Synaptics, Inc.*	20,033	800
Ultra Clean Holdings, Inc.*	19,209	444
Veeco Instruments, Inc.*	27,424	407
Vishay Intertechnology, Inc.	77,035	1,598
Xcerra Corp.*	31,433	308
Xperi Corp.	28,454	694

		39,015

Software - 4.9%
2U, Inc.*	27,965	1,804
ACI Worldwide, Inc.*	67,841	1,538
Actua Corp.*	17,101	267
Acxiom Corp.*	46,104	1,271
Agilysys, Inc.*	8,650	106
Allscripts Healthcare Solutions, Inc.*	105,543	1,536
Alteryx, Inc., Class A*	13,779	348
Amber Road, Inc.*	12,062	89
American Software, Inc., Class A	15,482	180
Appfolio, Inc., Class A*	5,521	229
Apptio, Inc., Class A*	13,208	311
Aspen Technology, Inc.*	42,538	2,816
Avid Technology, Inc.*	19,381	104
Barracuda Networks, Inc.*	14,559	400
Bazaarvoice, Inc.*	49,083	267
Benefitfocus, Inc.*	9,456	255
Blackbaud, Inc.	27,738	2,621
Blackline, Inc.*	9,004	295
Box, Inc., Class A*	47,028	993
Brightcove, Inc.*	20,432	145
BroadSoft, Inc.*	18,402	1,010
Calix, Inc.*	25,129	150
Callidus Software, Inc.*	39,375	1,128
Carbonite, Inc.*	14,696	369
Castlight Health, Inc., Class B*	38,059	143
ChannelAdvisor Corp.*	15,261	137
Cloudera, Inc.*	56,647	936
CommerceHub, Inc., Series A*	8,153	179
CommerceHub, Inc., Series C*	16,744	345
CommVault Systems, Inc.*	23,189	1,217
Computer Programs & Systems, Inc.	6,568	197
Cornerstone OnDemand, Inc.*	30,962	1,094
Cotiviti Holdings, Inc.*	21,354	688
Coupa Software, Inc.*	18,164	567
Digi International, Inc.*	15,486	148
Donnelley Financial Solutions, Inc.*	19,359	377
Ebix, Inc.	13,982	1,108
Envestnet, Inc.*	24,978	1,245
Everbridge, Inc.*	10,085	300
Evolent Health, Inc., Class A*	35,008	431
Five9, Inc.*	31,002	771
ForeScout Technologies, Inc.*	3,135	100
Glu Mobile, Inc.*	59,829	218
Hortonworks, Inc.*	29,132	586

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Software - 4.9% continued
HubSpot, Inc.*	19,824	$1,752
Imperva, Inc.*	19,925	791
InnerWorkings, Inc.*	26,991	271
Inovalon Holdings, Inc., Class A*	37,234	559
Instructure, Inc.*	12,623	418
j2 Global, Inc.	27,022	2,027
KeyW Holding (The) Corp.*	28,716	169
Limelight Networks, Inc.*	41,887	185
LivePerson, Inc.*	32,251	371
Majesco*	2,000	11
MicroStrategy, Inc., Class A*	5,509	723
MINDBODY, Inc., Class A*	24,882	758
Mitek Systems, Inc.*	17,891	160
MobileIron, Inc.*	32,647	127
Model N, Inc.*	13,633	215
Monotype Imaging Holdings, Inc.	24,184	583
MuleSoft, Inc., Class A*	13,943	324
NantHealth, Inc.*	10,613	32
New Relic, Inc.*	17,774	1,027
Okta, Inc.*	11,426	293
Omnicell, Inc.*	21,761	1,055
Park City Group, Inc.*	7,278	70
Paycom Software, Inc.*	28,674	2,303
Paylocity Holding Corp.*	15,465	729
PDF Solutions, Inc.*	16,062	252
pdvWireless, Inc.*	5,680	182
Pegasystems, Inc.	21,359	1,007
Progress Software Corp.	27,706	1,179
Proofpoint, Inc.*	25,371	2,253
PROS Holdings, Inc.*	15,676	415
Q2 Holdings, Inc.*	18,211	671
QAD, Inc., Class A	5,828	226
Quality Systems, Inc.*	30,752	418
Qualys, Inc.*	18,699	1,110
Rapid7, Inc.*	12,587	235
RealNetworks, Inc.*	12,780	44
RealPage, Inc.*	34,109	1,511
Ribbon Communications, Inc.*	27,628	214
Rosetta Stone, Inc.*	9,650	120
SendGrid, Inc.*	4,876	117
Simulations Plus, Inc.	6,485	104
SPS Commerce, Inc.*	9,806	476
Synchronoss Technologies, Inc.*	25,180	225
Tabula Rasa HealthCare, Inc.*	5,545	156
Tintri, Inc.*	4,930	25
Twilio, Inc., Class A*	36,133	853
Upland Software, Inc.*	4,319	94
USA Technologies, Inc.*	28,017	273
Varonis Systems, Inc.*	11,381	553
VASCO Data Security International, Inc.*	17,957	250
Verint Systems, Inc.*	36,993	1,548
Veritone, Inc.*	1,492	35
VirnetX Holding Corp.*	29,405	109
Workiva, Inc.*	14,778	316
Zendesk, Inc.*	57,959	1,961

		60,904

Specialty Finance - 1.9%
Aircastle Ltd.	27,745	649
Altisource Portfolio Solutions S.A.*	6,334	177
Arlington Asset Investment Corp., Class A	16,155	190
Blackhawk Network Holdings, Inc.*	31,800	1,134
Cardtronics PLC, Class A*	26,448	490
Cass Information Systems, Inc.	6,961	405
Elevate Credit, Inc.*	8,505	64
Ellie Mae, Inc.*	19,684	1,760
Encore Capital Group, Inc.*	13,908	586
Enova International, Inc.*	19,587	298
Essent Group Ltd.*	47,306	2,054
Everi Holdings, Inc.*	37,844	285
Federal Agricultural Mortgage Corp., Class C	4,989	390
GATX Corp.	22,203	1,380
Green Dot Corp., Class A*	26,980	1,626
HFF, Inc., Class A	21,368	1,039
Impac Mortgage Holdings, Inc.*	5,980	61
Investors Title Co.	838	166
KKR Real Estate Finance Trust, Inc.	6,135	123
LendingClub Corp.*	189,998	785
LendingTree, Inc.*	3,703	1,261
Liberty Tax, Inc.	3,838	42
Marlin Business Services Corp.	5,018	112
Meta Financial Group, Inc.	5,213	483
MGIC Investment Corp.*	215,302	3,038
MoneyGram International, Inc.*	16,765	221
Nationstar Mortgage Holdings, Inc.*	16,791	311
Nelnet, Inc., Class A	11,089	608

EQUITY INDEX FUNDS     22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Specialty Finance - 1.9% continued
Ocwen Financial Corp.*	59,853	$187
On Deck Capital, Inc.*	27,914	160
PennyMac Financial Services, Inc., Class A*	9,456	211
PHH Corp.*	18,416	190
PRA Group, Inc.*	25,854	858
R1 RCM, Inc.*	59,737	263
Regional Management Corp.*	6,172	162
Stewart Information Services Corp.	12,293	520
Walker & Dunlop, Inc.*	16,145	767
Willis Lease Finance Corp.*	1,834	46
World Acceptance Corp.*	3,382	273

		23,375

Technology Services - 2.3%
Bottomline Technologies de, Inc.*	23,132	802
CACI International, Inc., Class A*	14,202	1,880
Cogint, Inc.*	12,613	56
Convergys Corp.	54,458	1,280
CPI Card Group, Inc. (NASDAQ Exchange)	2,705	10
CSG Systems International, Inc.	19,368	849
Cubic Corp.	14,679	865
Endurance International Group Holdings, Inc.*	33,719	283
Engility Holdings, Inc.*	10,617	301
EPAM Systems, Inc.*	28,973	3,113
EVERTEC, Inc.	35,180	480
ExlService Holdings, Inc.*	19,041	1,149
Fair Isaac Corp.	17,351	2,658
Forrester Research, Inc.	5,921	262
ICF International, Inc.*	10,290	540
ManTech International Corp., Class A	14,997	753
MAXIMUS, Inc.	37,372	2,675
Medidata Solutions, Inc.*	32,783	2,077
NIC, Inc.	37,193	617
Perficient, Inc.*	20,127	384
Presidio, Inc.*	12,767	245
Science Applications International Corp.	25,207	1,930
SecureWorks Corp., Class A*	5,391	48
ServiceSource International, Inc.*	45,142	139
StarTek, Inc.*	6,060	60
Sykes Enterprises, Inc.*	22,802	717
Syntel, Inc.*	19,169	441
TeleTech Holdings, Inc.	7,990	322
Travelport Worldwide Ltd.	72,259	944
Unisys Corp.*	29,467	240
Value Line, Inc.	650	13
Virtusa Corp.*	15,724	693
WageWorks, Inc.*	23,051	1,429

		28,255

Telecom - 1.1%
8x8, Inc.*	51,351	724
ATN International, Inc.	6,001	332
Cincinnati Bell, Inc.*	24,393	508
Cogent Communications Holdings, Inc.	24,253	1,099
Consolidated Communications Holdings, Inc.	37,749	460
Frontier Communications Corp.	45,301	306
General Communication, Inc., Class A*	15,432	602
Globalstar, Inc.*	334,157	438
Gogo, Inc.*	33,431	377
GTT Communications, Inc.*	18,010	845
Hawaiian Telcom Holdco, Inc.*	3,488	108
HC2 Holdings, Inc.*	24,155	144
IDT Corp., Class B*	10,168	108
Intelsat S.A.*	20,073	68
Internap Corp.*	11,877	186
Iridium Communications, Inc.*	49,166	580
Loral Space & Communications, Inc.*	7,506	331
Ooma, Inc.*	10,152	121
ORBCOMM, Inc.*	38,687	394
RigNet, Inc.*	7,350	110
RingCentral, Inc., Class A*	37,824	1,831
Shenandoah Telecommunications Co.	27,052	914
Spok Holdings, Inc.	11,362	178
Straight Path Communications, Inc., Class B*	5,698	1,036
Vonage Holdings Corp.*	119,749	1,218
Windstream Holdings, Inc.	103,845	192
Zix Corp.*	30,401	133

		13,343

Transportation & Logistics - 1.6%
Air Transport Services Group, Inc.*	34,198	791
ArcBest Corp.	15,083	539
Ardmore Shipping Corp.*	16,877	135
Atlas Air Worldwide Holdings, Inc.*	13,556	795
Costamare, Inc.	29,847	172

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Transportation & Logistics - 1.6% continued
Covenant Transportation Group, Inc., Class A*	6,800	$195
Daseke, Inc.*	13,984	200
DHT Holdings, Inc.	49,324	177
Dorian LPG Ltd.*	13,418	110
Eagle Bulk Shipping, Inc.*	22,722	102
Echo Global Logistics, Inc.*	15,368	430
Forward Air Corp.	17,206	988
Frontline Ltd.	45,994	211
GasLog Ltd.	23,679	527
Genco Shipping & Trading Ltd.*	4,518	60
Gener8 Maritime, Inc.*	28,133	186
Golar LNG Ltd.	56,006	1,670
Heartland Express, Inc.	27,562	643
Hub Group, Inc., Class A*	18,993	910
International Seaways, Inc.*	16,902	312
Knight-Swift Transportation Holdings, Inc.	72,999	3,192
Marten Transport Ltd.	22,492	457
Matson, Inc.	24,548	733
Mobile Mini, Inc.	25,440	878
Navios Maritime Acquisition Corp.	44,628	50
Navios Maritime Holdings, Inc.*	52,894	63
Nordic American Tankers Ltd.	58,889	145
Overseas Shipholding Group, Inc., Class A*	25,051	69
Radiant Logistics, Inc.*	20,723	95
Roadrunner Transportation Systems, Inc.*	17,789	137
Safe Bulkers, Inc.*	28,443	92
Saia, Inc.*	14,740	1,043
Schneider National, Inc., Class B	24,423	698
Scorpio Bulkers, Inc.	34,023	252
Scorpio Tankers, Inc.	139,370	425
SEACOR Marine Holdings, Inc.*	9,799	115
Ship Finance International Ltd.	34,605	536
Teekay Corp.	31,249	291
Teekay Tankers Ltd., Class A	120,842	169
Universal Logistics Holdings, Inc.	4,687	111
Werner Enterprises, Inc.	27,769	1,073
YRC Worldwide, Inc.*	18,892	272

		20,049

Transportation Equipment - 0.4%
American Railcar Industries, Inc.	4,242	177
Blue Bird Corp.*	4,296	85
Commercial Vehicle Group, Inc.*	14,965	160
FreightCar America, Inc.	6,969	119
Greenbrier (The) Cos., Inc.	15,925	849
Meritor, Inc.*	48,583	1,140
Navistar International Corp.*	28,914	1,240
REV Group, Inc.	13,144	427
Spartan Motors, Inc.	19,680	310
Wabash National Corp.	34,198	742

		5,249

Utilities - 3.4%
ALLETE, Inc.	29,729	2,211
American States Water Co.	21,154	1,225
Artesian Resources Corp., Class A	4,500	174
Atlantic Power Corp.*	69,148	162
Avista Corp.	37,377	1,925
Black Hills Corp.	31,078	1,868
California Water Service Group	27,905	1,265
Chesapeake Utilities Corp.	9,200	723
Connecticut Water Service, Inc.	6,987	401
Consolidated Water Co. Ltd.	8,618	109
Dynegy, Inc.*	64,230	761
El Paso Electric Co.	23,470	1,299
Genie Energy Ltd., Class B	9,016	39
Global Water Resources, Inc.	6,575	61
IDACORP, Inc.	29,344	2,681
MGE Energy, Inc.	20,410	1,288
Middlesex Water Co.	9,178	366
New Jersey Resources Corp.	49,961	2,008
Northwest Natural Gas Co.	16,573	989
NorthWestern Corp.	28,294	1,689
NRG Yield, Inc., Class A	20,269	382
NRG Yield, Inc., Class C	37,659	712
ONE Gas, Inc.	30,336	2,222
Ormat Technologies, Inc.	23,386	1,496
Otter Tail Corp.	22,870	1,017
Pattern Energy Group, Inc.	45,708	982
PNM Resources, Inc.	46,323	1,874
PNM Resources, Inc. - (Fractional Shares)(2)	50,000	—
Portland General Electric Co.	51,946	2,368
Pure Cycle Corp.*	10,187	85
RGC Resources, Inc.	3,982	108
SJW Group	9,502	607

EQUITY INDEX FUNDS     24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Utilities - 3.4% continued
South Jersey Industries, Inc.	46,378	$1,448
Southwest Gas Holdings, Inc.	27,610	2,222
Spark Energy, Inc., Class A	6,862	85
Spire, Inc.	27,446	2,063
TerraForm Power, Inc., Class A	26,044	311
Unitil Corp.	8,224	375
WGL Holdings, Inc.	29,771	2,556
York Water (The) Co.	7,647	259

		42,416

Waste & Environment Services & Equipment - 0.6%
Advanced Disposal Services, Inc.*	25,457	609
Advanced Emissions Solutions, Inc.	11,474	111
Aqua Metals, Inc.*	9,910	21
AquaVenture Holdings Ltd.*	6,894	107
Cantel Medical Corp.	21,144	2,175
Casella Waste Systems, Inc., Class A*	22,800	525
CECO Environmental Corp.	17,524	90
Covanta Holding Corp.	68,191	1,152
Energy Recovery, Inc.*	21,068	184
Evoqua Water Technologies Corp.*	18,705	444
Heritage-Crystal Clean, Inc.*	8,402	183
Hudson Technologies, Inc.*	21,864	133
Tetra Tech, Inc.	32,545	1,567
US Ecology, Inc.	12,737	650

		7,951

Total Common Stocks (Cost $800,210)		1,220,930

RIGHTS - 0.0%
Biotechnology & Pharmaceuticals - 0.0%
Dyax Corp. (Contingent Value Rights)* (3)	80,916	153
Omthera Pharmaceuticals, Inc. (Contingent Value Rights)* (2)	3,681	—
Tobira Therapeutics, Inc. (Contingent Value Rights)* (3)	5,175	43

		196

Total Rights (Cost $40)		196

OTHER - 0.0%(2)
Escrow DLB Oil & Gas*	1,200	—
Escrow Gerber Scientific, Inc.*	9,016	—
Escrow Position PetroCorp*	420	—

Total Other (Cost $ — )		—

INVESTMENT COMPANIES - 1.8%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(4) (5)	22,938,362	22,938

Total Investment Companies (Cost $22,938)		22,938

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
1.08%, 2/1/18(6) (7)	$2,100	$2,098

Total Short-Term Investments (Cost $2,098)		2,098

Total Investments - 99.9% (Cost $825,286)		1,246,162

Other Assets less Liabilities - 0.1%		926

NET ASSETS - 100.0%		$1,247,088

(1)	Amounts round to less than a thousand.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Level 3 asset.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2017 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini Russell 2000 Index	360	$27,657	Long	3/18	$266

NORTHERN FUNDS QUARTERLY REPORT    25    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.5%
Consumer Staples	2.8
Energy	4.0
Financials	17.8
Health Care	15.4
Industrials	15.4
Information Technology	16.6
Materials	4.5
Real Estate	6.7
Telecommunication Services	0.8
Utilities	3.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$1,220,930	$—	$—	$1,220,930
Rights(1)	—	—	196	196
Investment Companies	22,938	—	—	22,938
Short-Term Investments	—	2,098	—	2,098

Total Investments	$1,243,868	$2,098	$196	$1,246,162

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$266	$—	$—	$266

(1)	Classifications as defined in Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EQUITY INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/2017 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/2017 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/17 (000S)
Rights
Biotechnology & Pharmaceuticals	$193	$—	$3	$—	$—	$—	$—	$196	$3
Other	—	1	—	—	(1)	—	—	—	—

Total	$193	$1	$3	$—	$(1)	$—	$—	$196	$3

The Fund valued the securities included in the Balance as of 12/31/17 above using valuations provided by the adviser’s pricing and valuation committee.

	FAIR VALUE AT 12/31/17 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Rights	$196	Discounted Cash Flow Analysis	Discount Rate and Projected Cash Flows(1)

(1)	The significant unobservable inputs that can be used in the fair value measurement are; Discount Rate and Projected Cash Flows. Significant increases (decreases) in Discount Rates in isolation would result in a significantly lower (higher) fair value measurement while an increase (decrease) in Projected Cash Flow in isolation would result in a significantly higher (lower) fair value measurement.

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio*	$25,388	$82,899	$108,287	$77	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	45,633	22,695	31	22,938	22,938

Total	$25,388	$128,532	$130,982	$108	$22,938	22,938

*	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

NORTHERN FUNDS QUARTERLY REPORT    27    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND	DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 12.8%
ABS Other - 12.8%
Bennington Stark Capital Co. LLC,
1.50%, 1/31/18	$2,000	$1,998
Charta Corp. LLC,
1.54%, 2/21/18(1)	4,000	3,991
Collateralized Commercial Paper Co. LLC,
(Floating, ICE LIBOR USD 1M + 0.20%)
1.69%, 1/18/18(2)	4,000	4,000
Concord Minutemen Capital Co. LLC, Class A,
1.52%, 2/15/18	1,000	998
CRC Funding LLC,
1.48%, 2/16/18(1)	2,000	1,996
Lexington Parker Capital Co. LLC,
1.57%, 2/27/18(1)	3,000	2,993
Nieuw Amsterdam Receivables Corp.,
1.48%, 2/20/18(1)	4,000	3,992
Sheffield Receivables Corp.,
1.77%, 3/21/18	3,000	2,988
Starbird Funding Corp.,
1.51%, 2/20/18(1)	4,000	3,992

		26,948

Total ABS Commercial Paper (Cost $26,948)		26,948

CERTIFICATES OF DEPOSIT - 23.3%
Banking - 23.3%
Bank of Montreal, Chicago Branch,
(Floating, ICE LIBOR USD 1M + 0.25%)
1.81%, 1/29/18(2)	2,000	2,000
Cooperatieve Rabobank U.A., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.50%)
1.96%, 1/16/18(2)	5,000	5,002
Credit Suisse A.G., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.19%)
1.74%, 1/23/18(2)	2,000	2,000
DZ Bank A.G. Deutsche Zentral-Genossenschaftsbank, New York,
1.70%, 3/16/18	4,000	4,000
KBC Bank N.V., Brussels Branch,
1.48%, 1/2/18	4,000	4,000
Natixis S.A., New York Branch,
1.60%, 3/7/18	4,000	4,000
Oversea-Chinese Banking Corp. Ltd.,
1.40%, 1/19/18	750	750
(Floating, ICE LIBOR USD 1M + 0.12%)
1.67%, 1/23/18(2)	2,000	2,000
Royal Bank of Canada, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.12%)
1.53%, 1/8/18(2)	4,000	4,000
Shizuoka Bank Ltd., New York Branch,
1.41%, 1/5/18	1,000	1,000
1.42%, 1/19/18	3,000	3,000
Skandinaviska Enskilda Banken AB,
(Floating, ICE LIBOR USD 3M + 0.48%)
1.83%, 1/8/18(3)	3,000	3,000
Societe Generale, New York Branch,
1.43%, 1/31/18	2,000	2,000
Toronto Dominion Bank, New York Branch,
1.75%, 10/26/18	2,000	2,000
Wells Fargo Bank N.A.,
(Floating, ICE LIBOR USD 1M + 0.13%)
1.56%, 1/10/18(2)	2,000	2,000
(Floating, ICE LIBOR USD 1M + 0.21%)
1.69%, 1/16/18(2)	2,500	2,500
Wells Fargo Bank West N.A.,
(Floating, ICE LIBOR USD 1M + 0.11%)
1.47%, 1/2/18(2)	6,000	6,000

		49,252

Total Certificates Of Deposit (Cost $49,252)		49,252

COMMERCIAL PAPER - 18.9%
Banking - 17.0%
Bank of Nova Scotia,
1.72%, 3/15/18(1)	5,000	4,983
Commonwealth Bank of Australia,
(Floating, ICE LIBOR USD 1M + 0.20%)
1.75%, 1/29/18(1) (2)	2,000	2,000
(Floating, ICE LIBOR USD 1M + 0.21%)
1.78%, 1/29/18(1) (2)	2,000	2,000
DBS Bank Ltd.,
1.45%, 2/26/18(1)	2,000	1,995

NORTHERN FUNDS QUARTERLY REPORT    1     MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 18.9% continued
Banking - 17.0% continued
ING US Funding LLC,
(Floating, ICE LIBOR USD 1M + 0.13%)
1.60%, 1/16/18(2)	$3,000	$3,000
National Australia Bank Ltd.,
(Floating, ICE LIBOR USD 1M + 0.20%)
1.77%, 1/29/18(1) (2)	2,000	2,000
Nationwide Building Society
1.54%, 3/2/18(1)	3,000	2,992
Oversea-Chinese Banking Corp. Ltd.,
(Floating, ICE LIBOR USD 1M + 0.14%)
1.57%, 1/11/18(1) (2)	2,000	2,000
(Floating, ICE LIBOR USD 1M + 0.15%)
1.69%, 1/22/18(1) (2)	1,000	1,000
Societe Generale S.A.,
1.45%, 1/31/18(1)	2,000	1,998
Swedbank AB,
1.46%, 2/27/18	2,000	1,995
Toronto Dominion Bank, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.15%)
1.49%, 1/8/18(1) (2)	3,000	3,000
United Overseas Bank Ltd.,
1.53%, 3/1/18	3,000	2,993
Westpac Banking Corp.,
(Floating, ICE LIBOR USD 1M + 0.12%)
1.49%, 1/4/18(1) (2)	4,000	4,000

		35,956

Foreign Agencies - 1.4%
Caisse Des Depots Et Consignations,
1.80%, 3/5/18(1)	3,000	2,991

Foreign Local Government - 0.5%
NRW.BANK,
1.45%, 2/21/18	1,000	998

Total Commercial Paper (Cost $39,945)		39,945

EURODOLLAR TIME DEPOSITS - 17.1%
Banking - 17.1%
Australia and New Zealand Banking Group,
1.33%, 1/2/18	10,000	10,000
Canadian Imperial Bank of Commerce,
1.33%, 1/2/18	10,000	10,000
Credit Agricole S.A., London Branch,
1.35%, 1/2/18	10,000	10,000
Royal Bank of Canada, Toronto Branch,
1.35%, 1/2/18	6,000	6,000

		36,000

Total Eurodollar Time Deposits (Cost $36,000)		36,000

MUNICIPAL INVESTMENTS - 25.2%
California - 3.8%
Canyon Oaks LLC,
(FHLB of San Francisco LOC),
1.65%, 1/9/18(4) (5)	5,000	5,000
HW Hellman Building L.P. Bonds,
(FHLB of San Francisco LOC),
1.65%, 1/9/18(4) (5)	3,000	3,000

		8,000

Delaware - 2.6%
Capital Source 16 LLC,
(FHLB of Pittsburgh LOC)
1.72%, 1/9/18(1) (4) (5)	5,500	5,500

Illinois - 2.3%
Lexington Financial Services LLC,
(Bank of America N.A. LOC),
1.66%, 1/9/18(4) (5)	4,800	4,800

Mississippi - 1.9%
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Chevron USA, Inc., Series A,
(Chevron Corp. Gtd.),
1.80%, 1/2/18(4) (5)	4,000	4,000

New York - 6.1%
Metropolitan Transportation Authority, Subseries E-1,
(Bank of Montreal LOC),
1.85%, 1/2/18(4) (5)	3,000	3,000
New York State Housing Finance Agency Revene Bonds, Series B,
(Wells Fargo Bank N.A. LOC),
1.60%, 1/9/18(4) (5)	2,000	2,000

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 25.2% continued
New York - 6.1% continued
New York State Housing Finance Agency Revenue Bonds, 625 West 57th Street Housing,
(Bank of New York Mellon LOC),
1.75%, 1/9/18(4) (5)	$8,000	$8,000

		13,000

Washington - 8.5%
ASC Admiral Way LLC,
(FHLB of San Francisco LOC),
1.65%, 1/9/18(4) (5)	8,000	8,000
ASC Mercer Island LLC,
(FHLB of San Francisco LOC),
1.65%, 1/9/18(4) (5)	10,000	10,000

		18,000

Total Municipal Investments (Cost $53,300)		53,300

Investments, at Amortized Cost ( $205,445)		205,445

REPURCHASE AGREEMENTS - 2.5%(6)
Repurchase Agreements - 2.5%
Citigroup Global Markets, Inc., dated 12/29/17, repurchase price $5,351
1.40%, 1/2/18	5,350	5,350

Total Repurchase Agreements (Cost $5,350)		5,350

Total Investments - 99.8% (Cost $210,795)		210,795

Other Assets less Liabilities - 0.2%		392

NET ASSETS - 100.0%		$211,187

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Variable rate security. Rate as of December 31, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(3)	Variable rate security. Rate as of December 31, 2017 is disclosed.
(4)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(5)	Variable rate security. Rate as of December 31, 2017 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$5,457	1.00%	8/31/19

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Money Market Fund(1)	$—	$210,795	$—	$210,795

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

ABS - Asset-Backed Securities

FHLB - Federal Home Loan Bank

Gtd. - Guaranteed

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

LOC - Letter of Credit

USD - United States Dollars

NORTHERN FUNDS QUARTERLY REPORT    3     MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND	DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.3%
Alabama - 1.3%
Mobile County IDA PCR Refunding Bonds, Exxon Mobil Project,
(Exxon Mobil Corp. Gtd.),
1.60%, 1/2/18(1) (2)	$3,000	$3,000
Tuscaloosa County IDA Gulf Opportunity Zone Revenue Bonds, Series A, Hunt Refining Project,
(JPMorgan Chase Bank N.A. LOC),
1.75%, 1/9/18(1) (2)	5,500	5,500

		8,500

Alaska - 0.5%
Alaska State Housing Finance Corp. Home Mortgage Revenue Bonds, Series B,
(FHLB LOC),
1.71%, 1/9/18(1) (2)	1,000	1,000
Valdez Marine Term Revenue Refunding Bonds, Series A, Exxon Pipeline Projects,
1.60%, 1/2/18(1) (2)	2,500	2,500

		3,500

Arizona - 0.7%
Arizona State Health Facilities Authority Revenue Bonds, Series C, Banner Health,
(Bank of America N.A. LOC),
1.71%, 1/3/18(1) (3)	4,300	4,300

California - 3.6%
California Pollution Control Financing Authority Revenue Refunding Bonds, Series B, Pacific Gas & Electric Co.,
(Canadian Imperial Bank of Commerce LOC),
1.72%, 1/2/18(1) (2)	2,500	2,500
California State Health Facilities Financing Authority Revenue Bonds, Series C, Kaiser Permanente,
1.85%, 1/9/18(1) (2)	5,000	5,000
California Statewide Communities Development Authority MFH Revenue Bonds, Series WW (AMT), David Avenue Apartments,
(FHLMC LOC),
1.77%, 1/9/18(1) (2)	700	700
Daly City Housing Development Finance Agency Multifamily Revenue Refunding Bonds, Series A, Serramonte Del Ray,
(FNMA LOC),
1.72%, 1/9/18(1) (2)	1,200	1,200
Oceanside City MFH Revenue Bonds, Shadow Way (Non AMT),
(FHLMC LOC),
1.74%, 1/9/18(1) (2)	4,225	4,225
Riverside City Revenue Refunding COPS,
(Bank of America N.A. LOC),
1.66%, 1/9/18(1) (2)	10,000	10,000

		23,625

Colorado - 2.1%
Colorado City Springs Co. Utilities Revenue Bonds, Series C,
1.75%, 1/9/18(1) (2)	7,800	7,800
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series B-1, National Jewish Federation Board Program,
(Toronto-Dominion Bank LOC),
1.78%, 1/2/18(1) (2)	1,400	1,400
Colorado State Educational & Cultural Facilities Authority Revenue Refunding Bonds, Capital Christian Schools,
(FHLB of San Francisco LOC),
1.71%, 1/9/18(1) (2)	2,105	2,105
Colorado State Housing & Finance Authority SFM Revenue Bonds, Series 1-A3,
1.95%, 1/9/18(1) (2)	2,705	2,705

		14,010

Connecticut - 0.8%
Connecticut State HFA Housing Finance Program Revenue Refunding Bonds, Subseries F-3,
1.75%, 1/9/18(1) (2)	5,000	5,000
Delaware - 0.0%
Delaware State EDA Revenue Bonds, YMCA Delaware Project,
(PNC Bank N.A. LOC),
1.75%, 1/9/18(1) (2)	200	200

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.3% continued
Florida - 8.8%
Broward County School District, G.O.
Limited Notes, TANS
2.00%, 6/15/18	$2,000	$2,009
Florida State Gulf Coast University Financing Corp. Revenue Bonds, Series A,
(BMO Harris Bank N.A. LOC),
1.73%, 1/9/18(1) (2)	5,520	5,520
Florida State HFA Revenue Bonds,
(FNMA LOC),
1.72%, 1/9/18(1) (2)	5,500	5,500
Highlands County Health Facilities Authority Revenue Bonds, Series A, Hospital Adventist Health System,
1.69%, 1/9/18(1) (2)	8,400	8,400
Highlands County Health Facilities Authority Revenue Refunding Bonds, Series I-5, Adventist Health System,
1.69%, 1/9/18(1) (2)	19,825	19,825
JEA Electric System Revenue Bonds, Series Three-C-1,
1.65%, 1/9/18(1) (2)	5,300	5,300
JEA Electric System Revenue Bonds, Subseries D,
1.73%, 1/2/18(1) (2)	3,305	3,305
Miami-Dade County Special Obligation Revenue Bonds, Series B, Juvenile Courthouse,
(TD Bank N.A. LOC),
1.70%, 1/9/18(1) (2)	4,000	4,000
Orange County Health Facilities Authority Revenue Bonds, Series C-2, Nemours Foundation,
(TD Bank N.A. LOC),
1.75%, 1/9/18(1) (2)	1,800	1,800
Orange County HFA MFH Revenue Bonds, Series B, Lakeside Pointe Apartments,
(FNMA LOC),
1.77%, 1/9/18(1) (2)	1,900	1,900

		57,559

Georgia - 1.0%
Glynn-Brunswick Memorial Hospital Authority Anticipation Certificate Revenue Bonds, Southeast Georgia Health System Project,
(TD Bank N.A. LOC),
1.80%, 1/9/18(1) (2)	200	200
Gwinnett County Development Authority Revenue Bonds, Goodwill North, Inc. Project,
(Branch Banking & Trust Co. LOC),
1.70%, 1/9/18(1) (2)	1,300	1,300
Municipal Electric Authority of Georgia Revenue Refunding Bonds, Subseries C,
(TD Bank N.A. LOC),
1.70%, 1/9/18(1) (2)	4,810	4,810

		6,310

Illinois - 12.2%
Chicago City Municipal Interest Bearing CP,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
1.20%, 3/14/18	4,660	4,660
Illinois State Development Finance Authority Revenue Bonds, Series B, Evanston Northwestern,
1.78%, 1/2/18(1) (2)	4,000	4,000
Illinois State Development Finance Authority Revenue Bonds, Wheaton Academy Project,
(BMO Harris Bank N.A. LOC),
1.90%, 1/9/18(1) (2)	2,700	2,700
Illinois State Educational Facilities Authority Revenue Bonds, Elmhurst College,
(BMO Harris Bank N.A. LOC),
1.70%, 1/9/18(1) (2)	4,900	4,900
Illinois State Educational Facilities Authority Student Housing Revenue Bonds, Series A, IIT State, Unrefunded Balance
(BMO Harris Bank N.A. LOC),
1.85%, 1/9/18(1) (2)	3,150	3,150

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.3% continued
Illinois - 12.2% continued
Illinois State Finance Authority Revenue Bonds, Community Action Partnership,
(Citibank N.A. LOC),
1.85%, 1/9/18(1) (2)	$2,470	$2,470
Illinois State Finance Authority Revenue Bonds, North Park University Project,
(U.S. Bank N.A. LOC),
1.73%, 1/9/18(1) (2)	5,400	5,400
Illinois State Finance Authority Revenue Bonds, Series A, University of Chicago Medical Center,
(Bank of America N.A. LOC),
1.80%, 1/2/18(1) (2)	1,700	1,700
1.80%, 1/2/18(1) (2)	8,400	8,400
Illinois State Finance Authority Revenue Bonds, Series A-2, Northwestern Memorial Hospital,
1.76%, 1/9/18(1) (2)	10,000	10,000
Illinois State Finance Authority Revenue Bonds, Series D-1, University of Chicago Medical,
(PNC Bank N.A. LOC),
1.72%, 1/2/18(1) (2)	4,000	4,000
Illinois State Finance Authority Revenue Bonds, Series E-1, University of Chicago Medical Center,
(Wells Fargo Bank N.A. LOC),
1.60%, 1/2/18(1) (2)	1,500	1,500
Illinois State Finance Authority Revenue Bonds, Subseries B, Northwestern University,
1.64%, 1/9/18(1) (2)	1,000	1,000
Illinois State Finance Authority Variable Revenue Bonds, University of Chicago Medical Center, Series D-2
(PNC Bank LOC)
1.72%, 1/2/18(1) (2)	3,800	3,800
Illinois State Health Facilities Authority Revenue Bonds, Evanston Hospital Corp.,
1.74%, 1/9/18(1) (2)	3,100	3,100
Quad Cities Regional EDA Revenue Bonds, Augustana College,
(BMO Harris Bank N.A. LOC),
1.74%, 1/9/18(1) (2)	3,700	3,700
RBC Municipal Products, Inc. Trust Revenue Notes, Series E-100,
(Royal Bank of Canada LOC),
1.76%, 1/9/18(1) (2) (4)	14,900	14,900
Southwestern Illinois Development Authority Revenue Bonds, Arizona Co. Inc. Project,
(FHLB of Des Moines LOC),
1.81%, 1/9/18(1) (2)	1,000	1,000

		80,380

Indiana - 1.4%
Indiana State Finance Authority Environmental Revenue Refunding Bonds, Series A-4, Duke Energy Indiana Project,
(Sumitomo Mitsui Banking Corp. LOC),
1.72%, 1/2/18(1) (2)	2,300	2,300
Indiana State Finance Authority Health System Variable Revenue Refunding Bonds, Series I, Sisters of St. Francis Health Services, Inc.
(Barclays Bank PLC)
1.75%, 1/2/18(1) (2)	6,885	6,885

		9,185

Iowa - 5.3%
Hills City Health Facilities Revenue Bonds, Mercy Hospital Project,
(U.S. Bank N.A. LOC),
1.80%, 1/2/18(1) (2)	2,590	2,590
Iowa State Finance Authority Community Revenue Bonds, Series B, Wesley Retirement Services,
(Bank of America N.A. LOC),
1.72%, 1/9/18(1) (2)	6,000	6,000
Iowa State Finance Authority Educational Facilities Revenue Bonds, Holy Family Catholic Schools,
(U.S. Bank N.A. LOC),
1.75%, 1/2/18(1) (2)	2,000	2,000
Iowa State Finance Authority Health Facilities Revenue Refunding Bonds, Series B2, Unity Point Health Project,
(MUFG Union Bank N.A. LOC),
1.95%, 1/5/18(1) (2)	13,300	13,300

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.3% continued
Iowa - 5.3% continued
Iowa State Finance Authority Revenue Bonds, Wesley Retirement Services,
(Bank of America N.A. LOC),
1.72%, 1/9/18(1) (2)	$3,345	$3,345
Iowa State Higher Education Loan Authority Private College Facilities Revenue Bonds, Loras College Project,
1.78%, 1/2/18(1) (2)	4,600	4,600
Iowa State Higher Education Loan Authority Private College Facilities Revenue Bonds, Loras College Project,
(Bank of America N.A. LOC),
1.78%, 1/2/18(1) (2)	2,950	2,950

		34,785

Louisiana - 4.0%
East Baton Rouge Parish Poll Control Revenue Bonds, Exxon Project,
1.80%, 1/2/18(1) (2)	1,400	1,400
East Baton Rouge Parish IDA Development Board, Inc. Revenue Bonds, Series A, Exxon Mobil Project,
1.80%, 1/2/18(1) (2)	1,300	1,300
Louisiana State Housing Corp. Finance Agency Revenue Bonds, Canterbury House Apartments,
(FNMA LOC),
1.71%, 1/9/18(1) (2)	15,470	15,470
Louisiana State Public Facilities Authority Multifamily Revenue Refunding Bonds,
(FNMA LOC),
1.76%, 1/9/18(1) (2)	8,000	8,000

		26,170

Maryland - 1.3%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Odenton Christian School,
(PNC Bank N.A. LOC),
1.71%, 1/9/18(1) (2)	3,535	3,535
Montgomery County G.O. Unlimited Bonds, Series E,
1.65%, 1/2/18(1) (2)	5,100	5,100

		8,635

Massachusetts - 1.3%
Boston Water & Sewer Commission Municipal Interest Bearing CP,
(State Street Bank & Trust Co. LOC),
0.96%, 1/3/18	4,500	4,500
Massachusetts State G.O. Limited RANS, Series C
2.00%, 6/25/18	4,000	4,019

		8,519

Michigan - 0.3%
JPMorgan Chase Bank N.A., New York Branch,
1.84%, 1/2/18(1) (2)	2,000	2,000

Minnesota - 2.9%
Hennepin County G.O. Unlimited Bonds, Series B,
1.73%, 1/9/18(1) (2)	7,500	7,500
Minnesota State Higher Education Facilities Authority Revenue Bonds, Series 6Q, Concordia University, St. Paul,
(U.S. Bank N.A. LOC),
1.85%, 1/2/18(1) (2)	100	100
Oak Park Heights MFH Revenue Refunding Bonds, Boutwells Landing,
(FNMA LOC),
1.71%, 1/9/18(1) (2)	9,930	9,930
Owatonna City Housing Revenue Refunding Bonds, Series A, Second Century Project,
(FHLB of Des Moines LOC),
1.82%, 1/9/18(1) (2)	1,580	1,580

		19,110

Mississippi - 3.9%
Mississippi Business Finance Corp. Revenue Bonds, Series G, Chevron USA, Inc. Project,
(Chevron Corp. Gtd.),
1.61%, 1/2/18(1) (2)	500	500
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series E, Chevron U.S.A. Inc. Project
(Chevron Corp. Gtd.),
1.93%, 1/2/18(1) (2)	6,500	6,500

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.3% continued
Mississippi - 3.9% continued
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series A, Chevron USA, Inc.,
(Chevron Corp. Gtd.),
1.61%, 1/2/18(1) (2)	$3,595	$3,595
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series B, Chevron USA, Inc.,
1.93%, 1/2/18(1) (2)	1,400	1,400
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series C, Chevron USA, Inc.,
1.61%, 1/2/18(1) (2)	3,090	3,090
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series F, Chevron USA, Inc.,
1.93%, 1/2/18(1) (2)	2,500	2,500
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series K, Chevron USA, Inc.,
(Chevron Corp. Gtd.),
1.93%, 1/2/18(1) (2)	7,700	7,700
Mississippi State Development Bank Special Obligation Revenue Bonds, Jackson County Industrial Water System,
1.61%, 1/2/18(1) (2)	400	400

		25,685

Missouri - 2.7%
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series B, Bethesda Health Group, Inc.,
(Bank of America N.A. LOC),
1.75%, 1/2/18(1) (2)	1,000	1,000
Platte County Missouri IDA MFH Revenue Refunding Bonds, Wexford Place Project,
(FHLMC LOC),
1.76%, 1/9/18(1) (2)	5,505	5,505
Missouri - 2.7% continued
Saint Joseph IDA Health Facilities Variable Revenue Bonds, Heartland Regional Medical Center
(U.S. Bank N.A. LOC)
1.73%, 1/2/18(1) (2)	5,500	5,500
St. Louis Missouri City IDA Revenue Bonds, Mid-America Transplant Services,
(BMO Harris Bank N.A. LOC),
1.85%, 1/2/18(1) (2)	5,855	5,855

		17,860

Nebraska - 1.2%
Lancaster County Hospital Authority No. 1 Revenue Refunding Bonds, Series B-1, BryanLGH Medical Center,
(U.S. Bank N.A. LOC),
1.75%, 1/2/18(1) (2)	8,000	8,000

Nevada - 0.2%
Clark County Airport Revenue Bonds, Sub Lien, Series D-2B,
(Royal Bank of Canada LOC),
1.70%, 1/9/18(1) (2)	1,300	1,300

New Jersey - 1.4%
Hudson County Improvement Authority Revenue Notes, Series C-1,
2.25%, 10/18/18	1,000	1,009
New Jersey State EDA Revenue Refunding Bonds, Exxon Mobil Project,
1.80%, 1/2/18(1) (2)	4,000	4,000
RBC Municipal Products, Inc. Trust Revenue Bonds, Series E-102,
(Royal Bank of Canada LOC),
1.76%, 1/9/18(1) (2) (4)	4,000	4,000

		9,009

New York - 12.4%
Metropolitan Transportation Authority Revenue Bonds, Subseries E-1,
(U.S. Bank N.A. LOC),
1.73%, 1/2/18(1) (2)	5,000	5,000
Metropolitan Transportation Authority, Subseries E-2,
(Bank of America N.A. LOC),
1.73%, 1/9/18(1) (2)	2,000	2,000

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.3% continued
New York - 12.4% continued
New York City G.O. Unlimited Bonds, Series I, Subseries I-8,
1.75%, 1/2/18(1) (2)	$2,900	$2,900
New York City G.O. Unlimited Bonds, Subseries A-3,
(Mizuho Bank Ltd. LOC),
1.90%, 1/2/18(1) (2)	1,400	1,400
New York City G.O. Unlimited Bonds, Subseries D-4,
(TD Bank N.A. LOC),
1.75%, 1/2/18(1) (2)	100	100
New York City G.O. Unlimited Bonds, Subseries I-4,
1.75%, 1/2/18(1) (2)	4,000	4,000
New York City G.O. Unlimited Bonds, Subseries L-4,
(U.S. Bank N.A. LOC),
1.73%, 1/2/18(1) (2)	1,735	1,735
New York City G.O. Unlimited Bonds, Subseries L-5,
1.24%, 1/2/18(1) (3)	16,000	16,000
New York City G.O. Unlimited Revenue Bonds, Subseries A-5,
1.70%, 1/9/18(1) (2)	5,650	5,650
New York City Health & Hospital Corp. Revenue Bonds, Series E,
(JPMorgan Chase Bank N.A. LOC),
1.65%, 1/9/18(1) (2)	865	865
New York City Housing Development Corp. Multifamily Mortgage Revenue Bonds, 245 East 124th Street (Non AMT),
(FHLMC LOC),
1.73%, 1/9/18(1) (2)	4,600	4,600
New York City Mortgage Agency Revenue Bonds, Series 207,
1.75%, 1/9/18(1) (2)	10,000	10,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Fiscal 2012 Subseries B-3,
1.73%, 1/2/18(1) (2)	4,000	4,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds Revenue Refunding Bonds, Series A-4,
1.75%, 1/2/18(1) (2)	850	850
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A-3,
1.83%, 1/2/18(1) (2)	1,600	1,600
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries D-4,
1.75%, 1/2/18(1) (2)	5,000	5,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-6,
1.73%, 1/2/18(1) (2)	2,000	2,000
New York State HFA Revenue Bonds, Series A, 160 Madison Avenue,
(PNC Bank N.A. LOC),
1.83%, 1/2/18(1) (2)	1,000	1,000
New York State HFA Revenue Bonds, Series S, 19 India Street,
(JPMorgan Chase Bank N.A. LOC),
1.70%, 1/9/18(1) (2)	2,000	2,000
New York State Housing Finance Agency Revenue Bonds, Series A,
(Manufacturers & Traders Trust Co. LOC),
1.76%, 1/9/18(1) (2)	800	800
New York State Housing Finance Agency Revenue Bonds, 625 West 57th Street Housing,
(Bank of New York Mellon LOC),
1.75%, 1/9/18(1) (2)	10,000	10,000
New York State Housing Finance Agency, Series A, 316 11th Avenue Housing,
(FNMA LOC),
1.65%, 1/9/18(1) (2)	350	350

		81,850

Ohio - 1.1%
Allen County Hospital Facilities Adjustable Revenue Bonds, Series C, Catholic Healthcare
(MUFG Union Bank N.A. LOC),
1.98%, 1/2/18(1) (2)	2,900	2,900

MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.3% continued
Ohio - 1.1% continued
Ohio State G.O. Unlimited Bonds, Series B, Common Schools,
1.70%, 1/9/18(1) (2)	$2,100	$2,100
Ohio State Higher Educational Facility Commission Revenue Bonds, Cleveland Clinic Health System,
1.80%, 1/2/18(1) (2)	2,500	2,500

		7,500

Oklahoma - 0.2%
Oklahoma State Turnpike Authority Second Senior Variable Revenue Refunding Bonds, Series B
1.75%, 1/2/18(1) (2)	1,200	1,200

Oregon - 0.2%
Oregon State Facilities Authority Revenue Bonds, Series A, Quatama Crossing Housing,
(FNMA LOC),
1.76%, 1/9/18(1) (2)	1,500	1,500

Pennsylvania - 5.0%
Lancaster County Hospital Authority Revenue Bonds, Series D, Masonic Homes Project,
(JPMorgan Chase Bank N.A. LOC),
1.61%, 1/2/18(1) (2)	1,600	1,600
Montgomery County G.O. Unlimited Bonds, Series A,
1.71%, 1/2/18(1) (2)	6,800	6,800
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, PSEG Power,
(PSEG Fossil LLC Gtd.),
1.70%, 1/9/18(1) (2)	9,000	9,000
RBC Municipal Products, Inc. Trust Revenue Bonds, Series E-101,
(Royal Bank of Canada LOC),
1.76%, 1/9/18(1) (2)	5,000	5,000
RBC Municipal Products, Inc. Trust, Floater Certificate Revenue Bonds, Series E-111,
(Royal Bank of Canada LOC),
1.80%, 1/2/18(1) (2)	7,000	7,000
West Cornwall Township Municipal Authority Senior Living Facility Revenue Bonds, Lebanon Valley Bretheren Home Project,
(PNC Bank N.A. LOC),
1.71%, 1/9/18(1) (2)	3,300	3,300

		32,700

Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp. Revenue Refunding Bonds, Bryant University,
(TD Bank N.A. LOC),
1.71%, 1/9/18(1) (2)	200	200
Rhode Island Industrial Facilities Corp. Marine Term Revenue Refunding Bonds, Exxon Mobil Project,
1.60%, 1/2/18(1) (2)	2,000	2,000

		2,200

South Carolina – 0.6%
South Carolina Public Service Authority Municipal Interest Bearing CP,
(Bank of America N.A. LOC),
1.13%, 1/10/18	1,871	1,871
York County Pollution Control Finance Corp. Demand Obligations,
(Natural Rural Utilities Cooperative Finance Corp. Gtd.),
1.21%, 1/2/18	2,000	2,000

		3,871

South Dakota – 0.4%
South Dakota HDA MFH Revenue Bonds, Country Meadows Apartments Project,
(FHLMC LOC),
1.74%, 1/9/18(1) (2)	2,500	2,500

Tennessee - 1.9%
Blount County Public Building Authority Revenue Bonds, Series C-3-A, Local Government Public Improvement,
(Knox County Gtd.),
1.72%, 1/9/18(1) (2)	5,700	5,700
Blount County Public Building Authority Revenue Bonds, Series E-7-A, Local Government Public Improvement,
(Branch Banking & Trust Co. LOC),
1.72%, 1/9/18(1) (2)	2,275	2,275

NORTHERN FUNDS QUARTERLY REPORT    7    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.3% continued
Tennessee - 1.9% continued
Knox County Health Educational & Housing Facility Board Revenue Bonds, Johnson Bible College Project,
1.73%, 1/9/18(1) (2)	$2,000	$2,000
Sevier County Public Building Authority Revenue Bonds, Series 6-A1, Local Government Public Improvement,
1.72%, 1/9/18(1) (2)	2,800	2,800

		12,775

Texas - 15.9%
Bexar County HFDC Revenue Bonds, Series A, El Centro Del Barrio Project,
(JPMorgan Chase Bank N.A. LOC),
1.77%, 1/9/18(1) (2)	11,780	11,780
Brazos Harbor Industrial Development Corp. Revenue Refunding Bonds, BASF Corp. Project,
1.80%, 1/9/18(1) (2)	2,400	2,400
Gulf Coast IDA Revenue Bonds, Exxon Mobil Project,
1.65%, 1/2/18(1) (2)	2,605	2,605
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds, Subseries C-1, Methodist Hospital System,
1.80%, 1/2/18(1) (2)	4,800	4,800
Harris County HFDC Revenue Refunding Bonds, Series A-2, Methodist Hospital System,
1.80%, 1/2/18(1) (2)	2,900	2,900
Lower Neches Valley Authority Industrial Development Corp. Revenue Bonds, ExxonMobil Project,
1.80%, 1/2/18(1) (2)	400	400
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding Bonds, Exxon Mobil Project,
1.80%, 1/2/18(1) (2)	8,000	8,000
Mesquite Independent School District G.O. Unlimited Bonds, Series A,
(Texas PSF Program Gtd.),
1.73%, 1/9/18(1) (2)	1,500	1,500
Northwest Independent School District G.O. Unlimited Bonds,
(Texas PSF Program Gtd.),
1.73%, 1/9/18(1) (2)	500	500
Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue Bonds, Series A, Total Petrochemicals,
(Total S.A. Gtd.),
1.78%, 1/9/18(1) (2)	5,000	5,000
Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue Bonds, Total Petrochemicals,
(Total S.A. Gtd.),
1.78%, 1/9/18(1) (2)	12,500	12,500
1.78%, 1/9/18(1) (2)	1,600	1,600
San Antonio MFH Finance Corp. Revenue Bonds, Artisan San Pedro Apartments,
(FHLMC LOC),
1.74%, 1/9/18(1) (2)	13,000	13,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds, Baylor Health Care System Project,
(TD Bank N.A. LOC),
1.76%, 1/5/18(1) (2)	4,500	4,500
Texas Department of Housing & Community Affairs Revenue Bonds, Costa Mariposa Apartments,
(FHLMC LOC),
1.74%, 1/9/18(1) (2)	8,000	8,000
Texas State G.O. Unlimited Bonds,
1.80%, 1/9/18(1) (2)	7,000	7,000
Texas State TRANS
4.00%, 8/30/18	17,450	17,800

		104,285

Utah - 3.5%
Emery County Pollution Control Revenue Bonds, PacifiCorp Project,
(Canadian Imperial Bank of Commerce LOC),
1.75%, 1/9/18(1) (2)	5,400	5,400
Murray City Hospital Revenue Bonds, Series C, IHC Health Services,
1.79%, 1/2/18(1) (2)	10,500	10,500

MONEY MARKET FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.3% continued
Utah - 3.5% continued
Utah State Housing Corp. MFH Variable Revenue Bonds, Florentine Villas-A
(Freddie Mac LOC)
1.74%, 1/9/18(1) (2)	$6,980	$6,980

		22,880

Washington - 1.5%
Washington State Housing Finance Commission Revenue Bonds, Kitts Corner Apartment Project,
(FHLB of San Francisco LOC),
1.43%, 1/9/18(1) (2)	9,600	9,600
Washington State Housing Finance Commission Revenue Refunding Bonds, Olympic Heights Apartments Project,
(FNMA Escrowed),
1.71%, 1/9/18(1) (2)	100	100

		9,700

Wisconsin - 0.8%
Sun Prairie Development Revenue Bonds, YMCA Dane County Project,
(U.S. Bank N.A. LOC),
1.75%, 1/9/18(1) (2)	485	485
Wisconsin Health & Educational Facilities Authority Demand Obligations,
(JPMorgan Chase Bank N.A. LOC),
0.95%, 2/5/18	5,000	5,000

		5,485

Municipal States Pooled Securities - 0.6%
Tender Option Bond Trust Receipts/Certificates Floater Revenue Bonds, Series 2017-XM0492,
1.74%, 1/9/18(1) (2) (4)	4,250,000	4,250

Total Municipal Investments (Cost $666,338)		666,338

Total Investments - 101.3% (Cost $666,338)		666,338

Liabilities less Other Assets - (1.3%)		(8,696)

NET ASSETS - 100.0%		$657,642

(1)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(2)	Variable rate security. Rate as of December 31, 2017 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(3)	Variable rate security. Rate as of December 31, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Funds.

Percentages shown are based on Net Assets.

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Hospital	26.4%
Housing	18.2
IDB & PCR	9.1
State	8.3
City	5.2
All other sectors less than 5%	32.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of December 31, 2017:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Money Market Fund(1)	$—	$666,338	$—	$666,338

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

NORTHERN FUNDS QUARTERLY REPORT    9    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued	DECEMBER 31, 2017 (UNAUDITED)

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

CP - Commercial Paper

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

HDA - Housing Development Authority

HFA - Housing Finance Authority

HFDC - Health Facilities Development Corp.

IDA - Industrial Development Authority

IDB - Industrial Development Board

LOC - Letter of Credit

MFH - Multifamily Housing

PCR - Pollution Control Revenue

PSF - Permanent School Fund

RANS - Revenue Anticipation Notes

SFM - Single Family Mortgage

TANS Tax Anticipation Notes

TRANS Tax Revenue Anticipation Notes

MONEY MARKET FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND	DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.9%(1)
Federal Farm Credit Bank - 6.8%
FFCB Bonds,
(Floating, U.S. Federal Funds + 0.17%)
1.59%, 1/18/18(2)	$32,000	$32,000
1.23%, 7/27/18	12,000	11,998
1.25%, 8/10/18	12,000	11,998
(Floating, U.S. Federal Funds + 0.25%)
1.67%, 8/10/18(2)	10,000	9,999
(Floating, U.S. Federal Funds + 0.25%)
1.67%, 10/17/18(2)	26,000	25,998
(Floating, U.S. Federal Funds + 0.24%)
1.66%, 10/25/18(2)	6,000	6,000
(Floating, U.S. Federal Funds + 0.02%)
1.44%, 6/6/19(2)	8,000	7,999
(Floating, U.S. Federal Funds - 0.01%)
1.41%, 9/4/19(2)	75,000	74,987
FFCB Discount Notes,
1.18%, 1/10/18(3)	7,000	6,998
0.86%, 1/26/18(3)	40,000	39,976
0.90%, 2/6/18(3)	23,000	22,980
1.26%, 4/12/18(3)	7,000	6,976
1.26%, 4/18/18(3)	4,000	3,985
1.25%, 5/7/18(3)	18,000	17,922
1.27%, 5/9/18(3)	11,000	10,951
1.25%, 6/4/18(3)	23,000	22,879
1.27%, 6/7/18(3)	12,000	11,935
1.26%, 6/19/18(3)	14,000	13,918
1.27%, 6/27/18(3)	1,000	994
1.28%, 6/27/18(3)	60,000	59,628
1.27%, 6/28/18(3)	15,000	14,907
1.27%, 7/12/18(3)	8,000	7,947
1.28%, 7/16/18(3)	8,000	7,945
1.26%, 7/25/18(3)	23,000	22,836
1.60%, 9/24/18(3)	22,000	21,743
1.61%, 10/29/18(3)	17,000	16,774
FFCB Notes,
(Floating, ICE LIBOR USD 1M - 0.07%)
1.29%, 1/1/18(4)	35,000	35,000
(Floating, ICE LIBOR USD 1M - 0.10%)
1.28%, 1/3/18(4)	38,000	37,998
(Floating, ICE LIBOR USD 1M - 0.07%)
1.30%, 1/3/18(4)	50,000	49,998
(Floating, U.S. Federal Funds + 0.03%)
1.44%, 1/3/18(4)	55,000	54,994
(Floating, ICE LIBOR USD 1M + 0.13%)
1.51%, 1/5/18(4)	20,000	19,999
(Floating, ICE LIBOR USD 1M + 0.17%)
1.58%, 1/8/18(4)	20,000	20,000
(Floating, ICE LIBOR USD 1M + 0.11%)
1.55%, 1/12/18(4)	9,000	9,000
(Floating, ICE LIBOR USD 1M + 0.15%)
1.59%, 1/12/18(4)	7,000	7,000
(Floating, ICE LIBOR USD 1M - 0.08%)
1.38%, 1/13/18(4)	80,000	79,993
(Floating, ICE LIBOR USD 1M + 0.10%)
1.59%, 1/18/18(2)	7,000	7,000
(Floating, ICE LIBOR USD 1M - 0.09%)
1.41%, 1/20/18(4)	120,000	120,000
(Floating, ICE LIBOR USD 1M + 0.12%)
1.62%, 1/20/18(4)	7,000	7,000
(Floating, ICE LIBOR USD 1M + 0.12%)
1.63%, 1/21/18(4)	19,000	19,000
(Floating, ICE LIBOR USD 1M - 0.13%)
1.42%, 1/25/18(4)	70,000	69,998
(Floating, ICE LIBOR USD 1M + 0.13%)
1.68%, 1/25/18(4)	15,000	15,000

		1,044,253

Federal Home Loan Bank - 29.1%
FHLB Bonds,
0.88%, 3/19/18	85,000	84,977
0.88%, 6/29/18	52,000	51,894
0.63%, 8/7/18	40,000	39,842
1.25%, 8/7/18	22,950	22,946
FHLB Discount Notes,
1.23%, 1/10/18(3)	76,000	75,976
0.86%, 1/25/18(3)	24,000	23,986
1.26%, 1/26/18(3)	90,000	89,921
1.31%, 2/2/18(3)	35,000	34,960
1.15%, 2/13/18(3)	235,000	234,635
1.26%, 2/14/18(3)	309,000	308,520
0.90%, 2/15/18(3)	22,000	21,976
1.30%, 2/21/18(3)	72,000	71,868
1.28%, 2/27/18(3)	250,000	249,482
1.31%, 3/6/18(3)	18,000	17,958
1.31%, 3/7/18(3)	185,000	184,564
1.33%, 3/16/18(3)	200,000	199,456
1.28%, 3/19/18(3)	50,000	49,864
1.28%, 3/21/18(3)	428,000	426,807
1.27%, 3/22/18(3)	157,985	157,543
1.28%, 3/23/18(3)	50,000	49,854
1.32%, 3/23/18(3)	23,000	22,933

NORTHERN FUNDS QUARTERLY REPORT    1     MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.9%(1) continued
Federal Home Loan Bank - 29.1% continued
1.26%, 6/1/18(3)	$32,000	$31,832
1.27%, 6/1/18(3)	6,000	5,969
1.27%, 8/2/18(3)	15,000	14,889
1.27%, 8/3/18(3)	104,000	103,227
FHLB Notes,
(Floating, ICE LIBOR USD 1M - 0.14%)
1.23%, 1/3/18(4)	95,000	95,000
(Floating, ICE LIBOR USD 1M - 0.08%)
1.29%, 1/4/18(4)	110,000	110,000
(Floating, ICE LIBOR USD 1M - 0.14%)
1.24%, 1/5/18(4)	125,000	125,000
(Floating, ICE LIBOR USD 3M - 0.22%)
1.13%, 1/6/18(4)	65,000	65,000
(Floating, ICE LIBOR USD 1M - 0.09%)
1.34%, 1/11/18(4)	55,000	55,000
(Floating, ICE LIBOR USD 1M - 0.14%)
1.32%, 1/13/18(4)	30,000	30,001
(Floating, ICE LIBOR USD 1M - 0.16%)
1.32%, 1/15/18(4)	61,000	61,000
(Floating, ICE LIBOR USD 1M - 0.14%)
1.34%, 1/15/18(4)	60,000	60,000
(Floating, ICE LIBOR USD 1M - 0.09%)
1.39%, 1/15/18(4)	80,000	80,000
(Floating, ICE LIBOR USD 1M - 0.13%)
1.36%, 1/16/18(4)	119,000	119,000
(Floating, ICE LIBOR USD 1M - 0.09%)
1.40%, 1/17/18(4)	95,000	95,000
(Floating, ICE LIBOR USD 1M - 0.09%)
1.40%, 1/18/18(4)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.10%)
1.40%, 1/20/18(4)	105,000	105,000
(Floating, ICE LIBOR USD 1M - 0.08%)
1.42%, 1/20/18(4)	88,000	88,000
(Floating, ICE LIBOR USD 1M - 0.14%)
1.37%, 1/21/18(4)	56,000	56,000
(Floating, ICE LIBOR USD 1M - 0.04%)
1.52%, 1/23/18(4)	26,000	26,000
(Floating, ICE LIBOR USD 1M - 0.15%)
1.41%, 1/24/18(4)	115,000	115,000
(Floating, ICE LIBOR USD 1M - 0.15%)
1.41%, 1/24/18(4)	150,000	150,000
(Floating, ICE LIBOR USD 1M - 0.14%)
1.41%, 1/24/18(4)	56,000	56,000
(Floating, ICE LIBOR USD 1M - 0.14%)
1.41%, 1/25/18(4)	42,000	42,000
(Floating, ICE LIBOR USD 1M + 0.09%)
1.64%, 1/26/18(4)	2,000	2,000
(Floating, ICE LIBOR USD 3M + 0.00%)
1.45%, 2/22/18(2)	5,000	5,000
(Floating, ICE LIBOR USD 3M -0.16%)
1.30%, 2/26/18(2)	40,000	40,000
(Floating, ICE LIBOR USD 3M -0.16%)
1.32%, 3/1/18(4)	59,000	59,000
(Floating, ICE LIBOR USD 3M -0.17%)
1.35%, 3/7/18(2)	85,000	84,999
(Floating, ICE LIBOR USD 3M -0.19%)
1.49%, 3/23/18(2)	35,000	35,000
(Floating, ICE LIBOR USD 3M -0.12%)
1.56%, 3/26/18(4)	107,000	107,001

		4,461,880

Federal Home Loan Mortgage Corporation - 2.4%
FHLMC Bonds,
1.06%, 6/22/18	160,000	159,824
FHLMC Notes,
(Floating, ICE LIBOR USD 3M -0.03%)
1.32%, 1/8/18(2)	25,000	25,000
(Floating, ICE LIBOR USD 3M -0.23%)
1.12%, 1/17/18(4)	103,000	103,000
(Floating, ICE LIBOR USD 3M -0.25%)
1.12%, 1/25/18(4)	80,000	80,000

		367,824

Federal National Mortgage Association - 0.6%
FNMA Bonds,
0.88%, 5/21/18	96,000	95,859

Total U.S. Government Agencies (Cost $5,969,816)		5,969,816

U.S. GOVERNMENT OBLIGATIONS - 21.0%
U.S. Treasury Bills - 2.4%
0.83%, 2/1/18(3)	83,000	82,941
0.84%, 2/1/18(3)	30,000	29,979
1.13%, 2/1/18(3)	125,000	124,879
1.26%, 5/3/18(3)	135,000	134,423

		372,222

U.S. Treasury Floating Rate Notes - 10.9%
(Floating, U.S. Treasury 3M Bill MMY + 0.27%)
1.72%, 1/31/18(2)	1,057,300	1,057,459
(Floating, U.S. Treasury 3M Bill MMY + 0.19%)
1.64%, 4/30/18(2)	308,000	308,114

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 21.0% continued
U.S. Treasury Floating Rate Notes - 10.9% continued
(Floating, U.S. Treasury 3M Bill MMY + 0.17%)
1.62%, 7/31/18(2)	$15,000	$14,999
(Floating, U.S. Treasury 3M Bill MMY + 0.17%)
1.62%, 10/31/18(2)	91,000	90,990
(Floating, U.S. Treasury 3M Bill MMY + 0.14%)
1.59%, 1/31/19(2)	150,000	149,982
(Floating, U.S. Treasury 3M Bill MMY + 0.06%)
1.51%, 7/31/19(2)	58,000	58,005

		1,679,549

U.S. Treasury Notes - 7.7%
0.88%, 1/15/18	43,000	43,001
1.00%, 2/15/18	62,000	62,009
0.75%, 2/28/18	72,000	71,986
2.75%, 2/28/18	50,000	50,148
1.13%, 6/15/18	183,000	182,858
1.00%, 8/15/18	156,000	155,725
0.75%, 8/31/18	100,000	99,627
1.50%, 8/31/18	212,000	212,145
1.25%, 11/15/18	34,000	33,916
1.25%, 11/30/18	126,000	125,659
1.38%, 11/30/18	88,000	87,789
1.13%, 1/15/19	50,000	49,661

		1,174,524

Total U.S. Government Obligations (Cost $3,226,295)		3,226,295

Investments, at Amortized Cost ( $9,196,111)		9,196,111

REPURCHASE AGREEMENTS - 40.4%
Joint Repurchase Agreements - 0.7%(5) (6)
Bank of America Securities LLC, dated 12/29/17, repurchase price $51,848
1.21%, 1/8/18	51,831	51,831
Societe Generale, New York Branch, dated 12/29/17, repurchase price $51,851
1.37%, 1/8/18	51,831	51,831

		103,662

Repurchase Agreements - 39.7%(7)
Bank of America N.A., dated 12/29/17, repurchase price $375,059
1.42%, 1/2/18	375,000	375,000
BNP Paribas S.A., dated 12/14/17, repurchase price $475,575
1.32%, 1/16/18	475,000	475,000
BNP Paribas S.A., dated 12/29/17, repurchase price $100,015
1.38%, 1/2/18	100,000	100,000
BNY Mellon Capital Markets LLC, dated 12/29/17, repurchase price $500,079
1.42%, 1/2/18	500,000	500,000
Citigroup Global Markets, Inc., dated 12/29/17, repurchase price $86,964
1.40%, 1/2/18	86,950	86,950
Federal Reserve Bank of New York, dated 12/29/17, repurchase price $2,300,320
1.25%, 1/2/18	2,300,000	2,300,000
Goldman Sachs & Co., dated 12/29/17, repurchase price $475,069
1.30%, 1/2/18	475,000	475,000
ING Financial Markets LLC, dated 12/29/17, repurchase price $100,016
1.40%, 1/2/18	100,000	100,000
RBS Securities, Inc., dated 12/27/17, repurchase price $750,194
1.33%, 1/3/18	750,000	750,000
RBS Securities, Inc., dated 12/29/17, repurchase price $500,131
1.35%, 1/5/18	500,000	500,000
Societe Generale S.A., dated 12/29/17, repurchase price $250,039
1.39%, 1/2/18	250,000	250,000

NORTHERN FUNDS QUARTERLY REPORT    3     MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 40.4% continued
Repurchase Agreements – 39.7%(7) continued
Societe Generale, New York Branch, dated 12/29/17, repurchase price $200,031
1.38%, 1/2/18	$200,000	$200,000

		6,111,950

Total Repurchase Agreements (Cost $6,215,612)		6,215,612

Total Investments - 100.3% (Cost $15,411,723)		15,411,723

Liabilities less Other Assets - (0.3%)		(41,713)

NET ASSETS - 100.0%		$15,370,010

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Variable rate security. Rate as of December 31, 2017 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Variable rate security. Rate as of December 31, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(5)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$105,778	0.13%	4/15/19

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$115,971	0.00% - 4.25%	1/2/18 - 6/19/37
FHLMC	$594,195	1.05% - 10.00%	6/13/18 - 12/1/47
FNMA	$84,694	0.88% -7.00%	2/8/18 - 1/1/48
GNMA	$659,990	2.25% - 6.00%	1/20/18 - 12/20/47
U.S. Treasury Bills	$66,451	0.00%	1/4/18 - 7/19/18
U.S. Treasury Bonds	$1,950,626	0.00% - 8.50%	5/15/18 - 5/15/46
U.S. Treasury Notes	$2,729,760	0.13% - 2.63%	1/31/18 - 2/15/27
U.S. Treasury Strips	$5	0.00%	2/15/18 - 8/15/26

Total	$6,201,692

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of December 31, 2017:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Money Market Fund(1)	$—	$15,411,723	$—	$15,411,723

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

ICE LIBOR- Intercontinental Exchange London Interbank Offered Rate

MMY - Money Market Yield

USD - United States Dollar

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND	DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 61.8%(1)
Federal Farm Credit Bank - 11.7%
FFCB Bonds, (Floating, U.S. Federal Funds + 0.17%)
1.59%, 1/18/18(2)	$33,000	$33,000
1.23%, 7/27/18	3,000	2,999
1.25%, 8/10/18	11,000	10,998
(Floating, U.S. Federal Funds + 0.25%)
1.67%, 8/10/18(2)	5,000	5,000
(Floating, U.S. Federal Funds + 0.24%)
1.66%, 10/25/18(2)	1,000	1,000
(Floating, U.S. Federal Funds + 0.02%)
1.44%, 6/6/19(2)	2,000	2,000
(Floating, U.S. Federal Funds -0.01%)
1.41%, 9/4/19(2)	15,000	14,997
(Floating, U.S. Federal Funds -0.01%)
1.41%, 10/18/19(2)	3,000	2,999
FFCB Discount Notes,
1.18%, 1/10/18(3)	1,000	1,000
0.90%, 2/6/18(3)	5,000	4,996
1.26%, 4/12/18(3)	1,000	997
1.26%, 4/18/18(3)	1,000	996
1.26%, 4/24/18(3)	3,000	2,988
1.25%, 5/7/18(3)	4,000	3,983
1.27%, 5/9/18(3)	2,000	1,991
1.25%, 5/31/18(3)	8,000	7,959
1.25%, 6/4/18(3)	5,000	4,974
1.27%, 6/7/18(3)	3,000	2,984
1.30%, 6/15/18(3)	11,000	10,935
1.26%, 6/19/18(3)	3,000	2,982
1.27%, 6/27/18(3)	4,000	3,975
1.27%, 7/12/18(3)	2,000	1,987
1.28%, 7/16/18(3)	2,000	1,986
1.53%, 7/16/18(3)	10,000	9,918
1.26%, 7/25/18(3)	5,000	4,964
1.39%, 8/23/18(3)	11,000	10,902
1.60%, 9/24/18(3)	5,000	4,942
1.50%, 10/1/18(3)	10,000	9,888
1.53%, 10/10/18(3)	10,000	9,882
1.61%, 10/29/18(3)	4,000	3,947
FFCB Notes,
(Floating, ICE LIBOR USD 1M -0.07%)
1.29%, 1/1/18(4)	8,000	8,000
(Floating, ICE LIBOR USD 1M -0.10%)
1.28%, 1/3/18(4)	8,000	8,000
(Floating, ICE LIBOR USD 1M -0.07%)
1.30%, 1/3/18(4)	10,000	10,000
(Floating, U.S. Federal Funds + 0.03%)
1.45%, 1/3/18(4)	15,000	14,998
(Floating, ICE LIBOR USD 1M + 0.18%)
1.55%, 1/4/18(4)	6,000	6,000
(Floating, ICE LIBOR USD 1M + 0.13%)
1.51%, 1/5/18(4)	21,000	20,999
(Floating, ICE LIBOR USD 1M + 0.17%)
1.58%, 1/8/18(4)	6,000	6,000
(Floating, ICE LIBOR USD 1M + 0.11%)
1.55%, 1/12/18(4)	8,000	8,000
(Floating, ICE LIBOR USD 1M + 0.15%)
1.59%, 1/12/18(4)	8,000	8,000
(Floating, ICE LIBOR USD 1M -0.08%)
1.38%, 1/13/18(4)	20,000	19,998
(Floating, ICE LIBOR USD 1M -0.10%)
1.39%, 1/17/18(4)	62,000	62,003
(Floating, ICE LIBOR USD 1M + 0.10%)
1.59%, 1/18/18(2)	8,000	8,000
(Floating, ICE LIBOR USD 1M -0.09%)
1.41%, 1/20/18(4)	35,000	35,000
(Floating, ICE LIBOR USD 1M + 0.12%)
1.62%, 1/20/18(4)	8,000	8,000
(Floating, ICE LIBOR USD 1M + 0.12%)
1.63%, 1/21/18(4)	20,000	20,000
(Floating, ICE LIBOR USD 1M -0.08%)
1.47%, 1/25/18(4)	24,000	23,999

		449,166

Federal Home Loan Bank - 37.2%
FHLB Bonds,
0.88%, 3/19/18	17,000	16,995
0.88%, 6/29/18	19,000	18,961
0.63%, 8/7/18	10,000	9,960
FHLB Discount Notes,
1.28%, 1/5/18(3)	135,000	134,981
1.23%, 1/10/18(3)	18,000	17,994
1.29%, 1/12/18(3)	50,000	49,981
0.86%, 1/25/18(3)	5,000	4,997
1.26%, 1/26/18(3)	20,000	19,982
1.31%, 2/2/18(3)	10,000	9,989
1.17%, 2/12/18(3)	60,000	59,909
1.15%, 2/13/18(3)	140,000	139,783
1.26%, 2/14/18(3)	64,000	63,900
0.90%, 2/15/18(3)	4,000	3,996
1.30%, 2/21/18(3)	17,000	16,969
1.31%, 2/21/18(3)	62,000	61,887

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 61.8%(1) continued
Federal Home Loan Bank - 37.2% continued
1.26%, 2/27/18(3)	$25,000	$24,948
1.31%, 3/6/18(3)	4,000	3,991
1.31%, 3/12/18(3)	25,000	24,937
1.33%, 3/16/18(3)	50,000	49,864
1.27%, 3/22/18(3)	37,240	37,136
1.29%, 3/23/18(3)	25,000	24,927
1.31%, 3/23/18(3)	97,000	96,716
1.26%, 6/1/18(3)	7,000	6,963
1.27%, 6/1/18(3)	1,000	995
1.26%, 6/13/18(3)	30,000	29,830
1.27%, 8/3/18(3)	22,000	21,837
FHLB Notes,
(Floating, ICE LIBOR USD 1M -0.16%)
1.22%, 1/2/18(2)	50,000	50,000
(Floating, ICE LIBOR USD 1M -0.14%)
1.23%, 1/3/18(4)	20,000	20,000
(Floating, ICE LIBOR USD 1M -0.08%)
1.29%, 1/4/18(4)	25,000	25,000
(Floating, ICE LIBOR USD 1M -0.14%)
1.24%, 1/5/18(4)	25,000	25,000
(Floating, ICE LIBOR USD 1M -0.09%)
1.34%, 1/11/18(4)	15,000	15,000
(Floating, ICE LIBOR USD 1M -0.14%)
1.32%, 1/13/18(4)	6,000	6,000
(Floating, ICE LIBOR USD 1M -0.16%)
1.32%, 1/15/18(4)	12,000	12,000
(Floating, ICE LIBOR USD 1M -0.14%)
1.34%, 1/15/18(4)	12,000	12,000
(Floating, ICE LIBOR USD 1M -0.09%)
1.39%, 1/15/18(4)	45,000	45,000
(Floating, ICE LIBOR USD 1M -0.13%)
1.36%, 1/16/18(4)	23,000	23,000
(Floating, ICE LIBOR USD 1M -0.09%)
1.40%, 1/17/18(4)	20,000	20,000
(Floating, ICE LIBOR USD 1M -0.09%)
1.40%, 1/18/18(4)	4,000	4,000
(Floating, ICE LIBOR USD 1M -0.10%)
1.40%, 1/20/18(4)	25,000	25,000
(Floating, ICE LIBOR USD 1M -0.08%)
1.42%, 1/20/18(4)	19,000	19,000
(Floating, ICE LIBOR USD 1M -0.14%)
1.37%, 1/21/18(4)	14,000	14,000
(Floating, ICE LIBOR USD 1M -0.15%)
1.41%, 1/24/18(4)	25,000	25,000
(Floating, ICE LIBOR USD 1M -0.15%)
1.41%, 1/24/18(4)	30,000	30,000
(Floating, ICE LIBOR USD 1M -0.14%)
1.41%, 1/24/18(4)	13,000	13,000
(Floating, ICE LIBOR USD 1M -0.14%)
1.41%, 1/25/18(4)	8,000	8,000
(Floating, ICE LIBOR USD 1M + 0.09%)
1.64%, 1/26/18(4)	3,000	3,000
(Floating, ICE LIBOR USD 3M + 0.00%)
1.45%, 2/22/18(2)	10,000	10,000
(Floating, ICE LIBOR USD 3M -0.16%)
1.30%, 2/26/18(2)	40,000	40,000
(Floating, ICE LIBOR USD 3M -0.16%)
1.32%, 3/1/18(4)	13,000	13,000
(Floating, ICE LIBOR USD 3M -0.17%)
1.35%, 3/7/18(2)	5,000	5,000
(Floating, ICE LIBOR USD 3M -0.19%)
1.49%, 3/23/18(2)	15,000	15,000
(Floating, ICE LIBOR USD 3M -0.12%)
1.56%, 3/26/18(4)	6,000	6,000

		1,435,428

Tennessee Valley Authority - 12.9%
TVA Bonds,
4.50%, 4/1/18	3,000	3,024
1.75%, 10/15/18	11,000	11,020
TVA Discount Notes,
1.27%, 1/2/18(3)	221,000	220,992
1.27%, 1/9/18(3)	260,000	259,928

		494,964

Total U.S. Government Agencies (Cost $2,379,558)		2,379,558

U.S. GOVERNMENT OBLIGATIONS - 12.7%
U.S. Treasury Bills - 1.4%
0.83%, 2/1/18(3)	19,000	18,986
0.84%, 2/1/18(3)	7,000	6,995
1.26%, 5/3/18(3)	30,000	29,872

		55,853

U.S. Treasury Floating Rate Notes - 5.2%
(Floating, U.S. Treasury 3M Bill MMY + 0.27%)
1.72%, 1/31/18(2)	48,000	48,001
(Floating, U.S. Treasury 3M Bill MMY + 0.19%)
1.64%, 4/30/18(2)	56,000	56,021

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 12.7% continued
U.S. Treasury Floating Rate Notes - 5.2% continued
(Floating, U.S. Treasury 3M Bill MMY + 0.17%)
1.62%, 7/31/18(2)	$43,000	$43,028
(Floating, U.S. Treasury 3M Bill MMY + 0.17%)
1.62%, 10/31/18(2)	21,000	20,998
(Floating, U.S. Treasury 3M Bill MMY + 0.14%)
1.59%, 1/31/19(2)	20,000	19,998
(Floating, U.S. Treasury 3M Bill MMY + 0.06%)
1.51%, 7/31/19(2)	12,000	12,001

		200,047

U.S. Treasury Notes - 6.1%
0.88%, 1/15/18	9,000	9,000
1.00%, 2/15/18	12,000	12,002
0.75%, 2/28/18	14,000	13,997
2.75%, 2/28/18	10,000	10,030
1.13%, 6/15/18	40,000	39,969
2.25%, 7/31/18	7,000	7,038
1.00%, 8/15/18	31,000	30,945
1.50%, 8/31/18	36,000	36,016
1.25%, 11/15/18	8,000	7,980
1.25%, 11/30/18	33,000	32,911
1.38%, 11/30/18	23,000	22,944
1.13%, 1/15/19	12,000	11,919

		234,751

Total U.S. Government Obligations (Cost $490,651)		490,651

Investments, at Amortized Cost ( $2,870,209)		2,870,209

REPURCHASE AGREEMENTS - 25.9%(5)
Repurchase Agreements - 25.9%
Bank of Nova Scotia, dated 12/29/17, repurchase price $250,038
1.36%, 1/2/18	250,000	250,000
Citigroup Global Markets, Inc., dated 12/29/17, repurchase price $184,215
1.40%, 1/2/18	184,186	184,186
JPMorgan Securities LLC, dated 12/29/17, repurchase price $150,024
1.41%, 1/2/18	150,000	150,000
JPMorgan Securities LLC, dated 12/29/17, repurchase price $260,041
1.43%, 1/2/18	260,000	260,000
Mizuho Securities USA, Inc., dated 12/29/17, repurchase price $155,024
1.39%, 1/2/18	155,000	155,000

		999,186

Total Repurchase Agreements (Cost $999,186)		999,186

Total Investments - 100.4% (Cost $3,869,395)		3,869,395

Liabilities less Other Assets - (0.4%)		(14,785)

NET ASSETS - 100.0%		$3,854,610

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Variable rate security. Rate as of December 31, 2017 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Variable rate security. Rate as of December 31, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FNMA	$267,805	4.00%	9/1/37 - 2/1/47
GNMA	$159,650	4.00%	9/20/47
U.S. Treasury Bonds	$19,032	3.00% - 3.63%	4/15/28 - 5/15/45
U.S. Treasury Notes	$576,842	0.13% - 2.25%	7/31/19 - 8/15/26

Total	$1,023,329

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    3     MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of December 31, 2017:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Money Market Fund(1)	$—	$3,869,395	$—	$—

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

MMY - Money Market Yield

TVA - Tennessee Valley Authority

USD - United States Dollars

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CORE BOND FUND	DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3.0%
Commercial Mortgage-Backed Securities - 3.0%
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	$1,345	$1,355
Commercial Mortgage Trust, Series 2015-PC1, Class A2
3.15%, 7/10/50	1,210	1,224
GS Mortgage Securities Trust, Series 2011-GC5, Class A4
3.71%, 8/10/44	285	295
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2
3.05%, 4/15/47	1,280	1,293
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	1,350	1,412
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2
3.10%, 12/15/47	830	842
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A2
2.98%, 7/15/50	150	152
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	1,030	1,071

		7,644

Total Asset-Backed Securities (Cost $7,645)		7,644

CORPORATE BONDS - 32.9%
Aerospace & Defense - 0.5%
L3 Technologies, Inc.,
3.85%, 12/15/26	895	920
Northrop Grumman Corp.,
4.03%, 10/15/47	330	345

		1,265

Automobiles Manufacturing - 0.8%
Ford Motor Co.,
7.45%, 7/16/31	153	200
General Motors Co.,
6.25%, 10/2/43	1,070	1,268
5.20%, 4/1/45	110	116
General Motors Financial Co., Inc.,
(Floating, ICE LIBOR USD 3M + 1.55%),
2.91%, 1/14/22(1)	340	348

		1,932

Banks - 0.6%
Capital One N.A.,
(Floating, ICE LIBOR USD 3M + 1.15%),
2.53%, 1/30/23(1)	305	307
PNC Financial Services Group (The), Inc.,
(Variable, ICE LIBOR USD 3M + 3.04%),
4.85%, 6/1/23(2)	625	637
US Bancorp,
(Variable, ICE LIBOR USD 3M + 2.91%),
5.30%, 4/15/27(2)	540	585

		1,529

Biotechnology - 0.4%
Amgen, Inc.,
4.40%, 5/1/45	320	348
Baxalta, Inc.,
3.60%, 6/23/22	250	256
Celgene Corp.,
5.25%, 8/15/43	345	398

		1,002

Cable & Satellite - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.46%, 7/23/22	435	454
6.48%, 10/23/45	565	659
Comcast Corp.,
3.97%, 11/1/47	560	578

		1,691

Chemicals - 0.3%
Eastman Chemical Co.,
4.65%, 10/15/44	255	278
RPM International, Inc.,
4.25%, 1/15/48	425	423

		701

Commercial Finance - 0.3%
Aviation Capital Group LLC,
3.50%, 11/1/27(3)	680	666

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.9% continued
Construction Materials Manufacturing - 0.4%
Martin Marietta Materials, Inc.,
4.25%, 12/15/47	$430	$425
Vulcan Materials Co.,
4.50%, 4/1/25	410	437
4.50%, 6/15/47	270	276

		1,138

Consumer Finance - 1.1%
Capital One Bank USA N.A.,
3.38%, 2/15/23	140	141
Capital One Financial Corp.,
4.20%, 10/29/25	1,140	1,173
3.75%, 3/9/27	420	424
Discover Financial Services,
4.10%, 2/9/27	1,055	1,081

		2,819

Consumer Products - 0.4%
Church & Dwight Co., Inc.,
(Floating, ICE LIBOR USD 3M + 0.15%),
1.52%, 1/25/19(1)	935	935

Containers & Packaging - 0.4%
International Paper Co.,
4.40%, 8/15/47	645	674
Packaging Corp. of America,
3.40%, 12/15/27	280	281

		955

Diversified Banks - 4.9%
Bank of America Corp.,
(Floating, ICE LIBOR USD 3M + 0.66%),
2.02%, 7/21/21(1)	685	688
(Floating, ICE LIBOR USD 3M + 1.18%),
2.54%, 10/21/22(1)	185	189
(Floating, ICE LIBOR USD 3M + 1.00%),
2.36%, 4/24/23(1)	610	620
4.20%, 8/26/24	840	885
4.00%, 1/22/25	1,015	1,056
3.25%, 10/21/27	160	159
6.11%, 1/29/37	395	505
5.00%, 1/21/44	587	709
Citigroup, Inc.,
(Floating, ICE LIBOR USD 3M + 0.96%),
2.33%, 4/25/22(1)	415	419
(Floating, ICE LIBOR USD 3M + 0.69%),
2.06%, 10/27/22(1)	580	579
(Floating, ICE LIBOR USD 3M + 0.95%),
2.31%, 7/24/23(1)	620	625
(Floating, ICE LIBOR USD 3M + 1.10%),
2.52%, 5/17/24(1)	945	960
4.45%, 9/29/27	718	760
4.13%, 7/25/28	895	922
6.68%, 9/13/43	523	724
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 3.32%),
5.00%, 7/1/19(2)	325	331
(Variable, ICE LIBOR USD 3M + 3.80%),
5.30%, 5/1/20(2)	280	290
(Variable, ICE LIBOR USD 3M + 2.58%),
4.63%, 11/1/22(2)	310	303
(Floating, ICE LIBOR USD 3M + 0.90%),
2.27%, 4/25/23(1)	415	420
4.25%, 10/1/27	675	717
Wells Fargo & Co.,
(Variable, ICE LIBOR USD 3M + 2.58%),
4.75%, 12/7/46	510	570

		12,431

Electrical Equipment Manufacturing - 0.7%
Keysight Technologies, Inc.,
3.30%, 10/30/19	235	237
4.60%, 4/6/27	320	337
Roper Technologies, Inc.,
3.00%, 12/15/20	620	627
3.85%, 12/15/25	510	527

		1,728

Exploration & Production - 0.6%
Hess Corp.,
7.13%, 3/15/33	910	1,098
6.00%, 1/15/40	430	475

		1,573

Financial Services - 4.3%
Ares Capital Corp.,
3.50%, 2/10/23	435	428
Blackstone Holdings Finance Co. LLC,
3.15%, 10/2/27(3)	340	334
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 2.58%),
5.00%, 12/1/27(2)	480	482
E*TRADE Financial Corp.,
3.80%, 8/24/27	200	199

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.9% continued
Financial Services - 4.3% continued
FMR LLC,
6.45%, 11/15/39(3)	$675	$909
Goldman Sachs Group (The), Inc.,
5.75%, 1/24/22	200	222
(Floating, ICE LIBOR USD 3M + 0.78%),
2.16%, 10/31/22(1)	550	551
(Floating, ICE LIBOR USD 3M + 1.00%),
2.36%, 7/24/23(1)	658	664
(Variable, ICE LIBOR USD 3M + 1.20%),
3.27%, 9/29/25(4)	465	463
5.95%, 1/15/27	215	251
6.75%, 10/1/37	815	1,091
4.80%, 7/8/44	675	770
5.15%, 5/22/45	110	128
Intercontinental Exchange, Inc.,
3.10%, 9/15/27	450	450
Morgan Stanley,
(Floating, ICE LIBOR USD 3M + 1.18%),
2.54%, 1/20/22(1)	340	346
(Floating, ICE LIBOR USD 3M + 0.93%),
2.29%, 7/22/22(1)	675	680
(Floating, ICE LIBOR USD 3M + 1.40%),
2.76%, 10/24/23(1)	520	535
(Floating, ICE LIBOR USD 3M + 1.22%),
2.62%, 5/8/24(1)	620	633
4.00%, 7/23/25	975	1,021
5.00%, 11/24/25	305	334
4.30%, 1/27/45	336	362

		10,853

Food & Beverage - 1.3%
Anheuser-Busch InBev Finance, Inc.,
4.90%, 2/1/46	865	1,003
Beam Suntory, Inc.,
3.25%, 6/15/23	390	391
Constellation Brands, Inc.,
4.75%, 12/1/25	610	670
JM Smucker (The) Co.,
3.38%, 12/15/27	275	275
Molson Coors Brewing Co.,
3.00%, 7/15/26	490	480
5.00%, 5/1/42	380	431
Smithfield Foods, Inc.,
2.65%, 10/3/21(3)	175	173

		3,423

Hardware - 0.8%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23(3)	260	281
8.35%, 7/15/46(3)	335	432
Hewlett Packard Enterprise Co.,
2.10%, 10/4/19(3)	430	427
4.40%, 10/15/22	390	410
6.35%, 10/15/45	570	603

		2,153

Health Care Facilities & Services - 0.1%
Laboratory Corp. of America Holdings,
3.25%, 9/1/24	260	260

Home & Office Products Manufacturing - 0.2%
Leggett & Platt, Inc.,
3.50%, 11/15/27	480	475

Home Improvement - 0.3%
Masco Corp.,
4.50%, 5/15/47	195	198
Stanley Black & Decker, Inc.,
1.62%, 11/17/18	670	668

		866

Homebuilders - 0.2%
D.R. Horton, Inc.,
5.75%, 8/15/23	445	498

Life Insurance - 0.7%
MetLife, Inc.,
6.40%, 12/15/36	237	272
Protective Life Corp.,
8.45%, 10/15/39(3)	510	767
Protective Life Global Funding,
2.62%, 8/22/22	160	158
Reinsurance Group of America, Inc.,
4.70%, 9/15/23	439	471

		1,668

Managed Care - 0.7%
Anthem, Inc.,
2.25%, 8/15/19	515	514
4.38%, 12/1/47	555	590
Humana, Inc.,
4.63%, 12/1/42	245	268
Magellan Health, Inc.,
4.40%, 9/22/24	505	508

		1,880

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.9% continued
Medical Equipment & Devices Manufacturing - 0.5%
Abbott Laboratories,
2.55%, 3/15/22	$885	$876
Zimmer Biomet Holdings, Inc.,
3.55%, 4/1/25	285	285

		1,161

Metals & Mining - 0.4%
Glencore Funding LLC,
4.00%, 4/6/25(3)	150	152
4.00%, 3/27/27(3)	585	587
3.88%, 10/27/27(3)	340	335

		1,074

Oil & Gas Services & Equipment - 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
2.77%, 12/15/22(3)	240	239
4.08%, 12/15/47(3)	340	346

		585

Pharmaceuticals - 0.4%
AbbVie, Inc.,
4.50%, 5/14/35	230	252
4.70%, 5/14/45	302	339
Mylan, Inc.,
5.40%, 11/29/43	335	365

		956

Pipeline - 1.3%
Boardwalk Pipelines L.P.,
5.95%, 6/1/26	465	519
Energy Transfer L.P.,
3.60%, 2/1/23	320	320
4.20%, 4/15/27	170	169
Kinder Morgan Energy Partners L.P.,
5.95%, 2/15/18	430	432
Kinder Morgan, Inc.,
5.55%, 6/1/45	540	591
5.05%, 2/15/46	335	348
Sunoco Logistics Partners Operations L.P.,
4.25%, 4/1/24	235	239
3.90%, 7/15/26	620	607

		3,225

Property & Casualty Insurance - 0.1%
Chubb INA Holdings, Inc.,
2.30%, 11/3/20	200	200

Publishing & Broadcasting - 0.1%
Discovery Communications LLC,
2.95%, 3/20/23	270	267

Real Estate - 0.3%
American Tower Corp.,
3.13%, 1/15/27	550	529
Ventas Realty L.P.,
5.70%, 9/30/43	230	280

		809

Real Estate Investment Trusts - 1.7%
American Tower Corp.,
3.00%, 6/15/23	475	474
3.60%, 1/15/28	535	532
Boston Properties L.P.,
3.20%, 1/15/25	485	484
Brixmor Operating Partnership L.P.,
3.85%, 2/1/25	460	459
EPR Properties,
4.50%, 4/1/25	600	614
4.50%, 6/1/27	490	493
Omega Healthcare Investors, Inc.,
5.25%, 1/15/26	410	425
4.75%, 1/15/28	210	208
Simon Property Group L.P.,
2.75%, 6/1/23	270	269
Welltower, Inc.,
4.25%, 4/1/26	435	455

		4,413

Refining & Marketing - 0.2%
Phillips 66,
4.65%, 11/15/34	395	433

Retail - Consumer Discretionary - 0.9%
Amazon.com, Inc.,
4.05%, 8/22/47(3)	560	604
4.25%, 8/22/57(3)	555	605
AutoZone, Inc.,
3.75%, 6/1/27	320	325
eBay, Inc.,
3.60%, 6/5/27	370	367

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.9% continued
Retail - Consumer Discretionary - 0.9% continued
ERAC USA Finance LLC,
7.00%, 10/15/37(3)	$315	$421
4.50%, 2/15/45(3)	85	87

		2,409

Retail - Consumer Staples - 0.1%
Bunge Ltd. Finance Corp.,
3.75%, 9/25/27	300	296

Semiconductors - 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.50%, 1/15/28(3)	335	320
KLA-Tencor Corp.,
4.13%, 11/1/21	375	391
5.65%, 11/1/34	135	156
Maxim Integrated Products, Inc.,
3.45%, 6/15/27	270	271

		1,138

Software & Services - 0.2%
Citrix Systems, Inc.,
4.50%, 12/1/27	405	411

Supermarkets & Pharmacies - 0.2%
CVS Health Corp.,
2.75%, 12/1/22	385	379
Walgreens Boots Alliance, Inc.,
3.80%, 11/18/24	110	113

		492

Tobacco - 1.0%
Altria Group, Inc.,
4.50%, 5/2/43	160	174
5.38%, 1/31/44	655	797
BAT Capital Corp.,
(Floating, ICE LIBOR USD 3M + 0.88%),
2.30%, 8/15/22(1) (3)	250	253
Reynolds American, Inc.,
4.45%, 6/12/25	480	512
5.85%, 8/15/45	560	699

		2,435

Transportation & Logistics - 0.5%
FedEx Corp.,
4.75%, 11/15/45	600	672
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
2.70%, 3/14/23(3)	650	639

		1,311

Utilities - 2.0%
Arizona Public Service Co.,
4.35%, 11/15/45	1,150	1,285
CenterPoint Energy, Inc.,
2.50%, 9/1/22	145	143
Dominion Energy Gas Holdings LLC,
4.60%, 12/15/44	255	281
Duke Energy Corp.,
2.65%, 9/1/26	565	541
Duke Energy Florida LLC,
3.40%, 10/1/46	225	218
Exelon Corp.,
5.63%, 6/15/35	170	209
NextEra Energy Capital Holdings, Inc.,
(Variable, ICE LIBOR USD 3M + 2.41%),
4.80%, 12/1/77(4)	650	652
Pennsylvania Electric Co.,
3.25%, 3/15/28(3)	340	334
PPL Capital Funding, Inc.,
4.00%, 9/15/47	545	560
Southern Power Co.,
4.95%, 12/15/46	805	883

		5,106

Wireless Telecommunications Services - 1.7%
AT&T, Inc.,
4.50%, 5/15/35	255	253
4.80%, 6/15/44	870	861
5.15%, 2/14/50	1,395	1,412
Verizon Communications, Inc.,
4.15%, 3/15/24	430	452
3.38%, 2/15/25(3)	771	774
5.01%, 8/21/54	540	553

		4,305

Total Corporate Bonds (Cost $81,034)		83,467

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.0%
Banks - 1.1%
Australia & New Zealand Banking Group Ltd.,
4.50%, 3/19/24(3)	$460	$483
BPCE S.A.,
5.15%, 7/21/24(3)	150	163
3.50%, 10/23/27(3)	685	674
Lloyds Banking Group PLC,
4.50%, 11/4/24	50	52
5.30%, 12/1/45	150	178
Santander UK Group Holdings PLC,
4.75%, 9/15/25(3)	785	823
Toronto-Dominion Bank (The),
(Variable, USD Swap 5Y + 2.21%),
3.63%, 9/15/31(4)	335	334

		2,707

Chemicals - 0.4%
Agrium, Inc.,
4.90%, 6/1/43	115	128
Braskem Netherlands Finance B.V.,
4.50%, 1/10/28(3)	835	822

		950

Commercial Finance - 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.50%, 1/15/25	400	396
3.65%, 7/21/27	285	282

		678

Diversified Banks - 3.4%
Banco Santander S.A.,
3.80%, 2/23/28	290	290
Bank of Nova Scotia,
(Variable, ICE LIBOR USD 3M + 2.65%),
4.65%, 10/12/22(2)	595	592
Barclays PLC,
4.34%, 1/10/28	495	512
BNP Paribas S.A.,
4.38%, 9/28/25(3)	510	533
4.63%, 3/13/27(3)	705	752
Credit Agricole S.A.,
3.25%, 10/4/24(3)	345	343
HSBC Holdings PLC,
(Variable, USD ICE Swap Rate 5Y + 3.63%),
5.63%, 1/17/20(2)	445	460
(Variable, USD ICE Swap Rate 5Y + 3.75%),
6.00%, 5/22/27(2)	690	725
(Variable, ICE LIBOR USD 3M + 1.55%),
4.04%, 3/13/28(4)	720	750
5.25%, 3/14/44	695	815
Mitsubishi UFJ Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.79%),
2.16%, 7/25/22(1)	680	683
Mizuho Financial Group, Inc.,
3.48%, 4/12/26(3)	400	403
Nordea Bank AB,
(Variable, USD ICE Swap Rate 5Y + 3.56%),
5.50%, 9/23/19(2) (3)	305	313
Royal Bank of Canada,
4.65%, 1/27/26	415	447
Royal Bank of Scotland Group PLC,
(Floating, ICE LIBOR USD 3M + 1.47%),
2.89%, 5/15/23(1)	825	834
Societe Generale S.A.,
4.00%, 1/12/27(3)	145	147

		8,599

Electrical Equipment Manufacturing - 0.3%
Siemens Financieringsmaatschappij N.V.,
(Floating, ICE LIBOR USD 3M + 0.61%),
2.21%, 3/16/22(1) (3)	850	858

Exploration & Production - 0.1%
Canadian Natural Resources Ltd.,
6.75%, 2/1/39	129	166

Financial Services - 0.6%
UBS Group Funding Switzerland A.G.,
(Floating, ICE LIBOR USD 3M + 1.22%),
2.68%, 5/23/23(1) (3)	680	691
(Floating, ICE LIBOR USD 3M + 0.95%),
2.37%, 8/15/23(1) (3)	255	256
4.25%, 3/23/28(3)	475	501

		1,448

Food & Beverage - 0.3%
Pernod Ricard S.A.,
4.25%, 7/15/22(3)	385	408
Suntory Holdings Ltd.,
2.55%, 6/28/22(3)	455	449

		857

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.0% continued
Forest & Paper Products Manufacturing - 0.1%
Celulosa Arauco y Constitucion S.A.,
5.50%, 11/2/47(3)	$230	$239

Integrated Oils - 0.7%
Cenovus Energy, Inc.,
6.75%, 11/15/39	215	257
Petroleos Mexicanos,
5.38%, 3/13/22(3)	1,060	1,124
Suncor Energy, Inc.,
3.60%, 12/1/24	365	373

		1,754

Life Insurance - 0.3%
Manulife Financial Corp.,
(Variable, USD ICE Swap Rate 5Y + 1.65%),
4.06%, 2/24/32(4)	690	695

Metals & Mining - 1.2%
Anglo American Capital PLC,
3.75%, 4/10/22(3)	765	777
3.63%, 9/11/24(3) (5)	115	114
4.88%, 5/14/25(3)	210	223
4.00%, 9/11/27(3)	230	228
FMG Resources (August 2006) Pty. Ltd.,
9.75%, 3/1/22(3)	275	304
Goldcorp, Inc.,
3.70%, 3/15/23	275	282
Rio Tinto Finance USA Ltd.,
7.13%, 7/15/28	230	304
Vale Overseas Ltd.,
4.38%, 1/11/22	725	750

		2,982

Pharmaceuticals - 0.2%
Allergan Funding SCS,
4.55%, 3/15/35	135	143
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	525	513

		656

Pipeline - 0.4%
Enbridge, Inc.,
2.90%, 7/15/22	505	502
TransCanada PipeLines Ltd.,
(Variable, ICE LIBOR USD 3M + 2.21%),
3.63%, 5/15/67(1)	499	457

		959

Property & Casualty Insurance - 0.1%
Allied World Assurance Co. Holdings Ltd.,
5.50%, 11/15/20	384	409

Retail - Consumer Discretionary - 0.1%
Alibaba Group Holding Ltd.,
4.20%, 12/6/47	215	224

Utilities - 0.3%
SP PowerAssets Ltd.,
3.00%, 9/26/27(3)	930	919

Wireline Telecommunications Services - 0.1%
Deutsche Telekom International Finance B.V.,
2.23%, 1/17/20(3)	180	179

Total Foreign Issuer Bonds (Cost $24,820)		25,279

U.S. GOVERNMENT AGENCIES - 28.6%(6)
Fannie Mae - 28.2%
Pool #535714,
7.50%, 1/1/31	7	8
Pool #555599,
7.00%, 4/1/33	17	19
Pool #712130,
7.00%, 6/1/33	10	12
Pool #845182,
5.50%, 11/1/35	16	17
Pool #890009,
5.50%, 9/1/36	76	85
Pool #890384,
4.50%, 10/1/41	16	17
Pool #893082,
(Floating, ICE LIBOR USD 1Y + 1.91%),
3.67%, 9/1/36(1)	89	94
Pool #932638,
5.00%, 3/1/40	234	255
Pool #AA7583,
4.50%, 6/1/39	17	18

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.6%(6) continued
Fannie Mae - 28.2% continued
Pool #AB1470,
4.50%, 9/1/40	$227	$243
Pool #AB3114,
5.00%, 6/1/41	152	166
Pool #AB9522,
3.50%, 5/1/43	1,207	1,244
Pool #AC6118,
4.50%, 11/1/39	218	233
Pool #AC9581,
5.50%, 1/1/40	113	125
Pool #AD0915,
5.50%, 12/1/38	118	131
Pool #AD1645,
5.00%, 3/1/40	22	24
Pool #AD6929,
5.00%, 6/1/40	150	162
Pool #AD7775,
4.50%, 8/1/40	481	522
Pool #AH1507,
4.50%, 12/1/40	284	306
Pool #AH9109,
4.50%, 4/1/41	18	19
Pool #AI8193,
4.50%, 8/1/41	819	878
Pool #AL4408,
4.50%, 11/1/43	1,200	1,295
Pool #AL4908,
4.00%, 2/1/44	309	327
Pool #AL5686,
4.00%, 9/1/44	891	940
Pool #AL8352,
3.00%, 10/1/44	3,801	3,821
Pool #AL9069,
3.00%, 3/1/44	4,043	4,065
Pool #AQ9333,
4.00%, 1/1/43	813	858
Pool #AS3473,
4.00%, 10/1/44	1,759	1,842
Pool #AS3655,
4.50%, 10/1/44	711	758
Pool #AS3797,
5.00%, 11/1/44	539	579
Pool #AS5722,
3.50%, 9/1/45	374	384
Pool #AS6075,
4.00%, 10/1/45	1,660	1,737
Pool #AS6184,
3.50%, 11/1/45	3,041	3,147
Pool #AS6520,
3.50%, 1/1/46	1,221	1,254
Pool #AS6730,
3.50%, 2/1/46	1,898	1,950
Pool #AS7568,
4.50%, 7/1/46	2,755	2,934
Pool #AS8699,
4.00%, 1/1/47	2,166	2,267
Pool #AU7032,
4.00%, 11/1/43	3,077	3,250
Pool #AW2706,
4.00%, 4/1/44	1,237	1,295
Pool #AW6233,
4.50%, 6/1/44	816	880
Pool #AZ7903,
4.00%, 6/1/41	1,219	1,281
Pool #BC0326,
3.50%, 12/1/45	2,038	2,093
Pool #BC4898,
3.50%, 2/1/46	2,079	2,136
Pool #BD1165,
3.00%, 10/1/46	1,390	1,391
Pool #BD5046,
3.50%, 2/1/47	1,641	1,685
Pool #BD7081,
4.00%, 3/1/47	2,193	2,295
Pool #BE3619,
4.00%, 5/1/47	2,321	2,429
Pool #BE3702,
4.00%, 6/1/47	2,112	2,210
Pool #BE5651,
3.00%, 2/1/47	1,363	1,364
Pool #BM2000,
3.50%, 5/1/47	2,368	2,433
Pool #MA2522,
3.50%, 2/1/46	1,392	1,430

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.6%(6) continued
Fannie Mae - 28.2% continued
Pool #MA2642,
3.50%, 6/1/46	$1,113	$1,143
Pool #MA2705,
3.00%, 8/1/46	1,325	1,326
Pool #MA2864,
3.50%, 1/1/47	1,389	1,427
Pool #MA2929,
3.50%, 3/1/47	1,801	1,850
Pool #MA3027,
4.00%, 6/1/47	2,493	2,609
Pool #MA3088,
4.00%, 8/1/47	1,480	1,549
Pool #MA3120,
3.50%, 9/1/47	2,525	2,594

		71,406

Freddie Mac - 0.1%
Pool #1B3575,
(Floating, ICE LIBOR USD 1Y + 1.80%),
3.55%, 9/1/37(1)	5	5
Pool #1G2296,
(Floating, ICE LIBOR USD 1Y + 1.77%),
3.55%, 11/1/37(1)	103	108
Pool #1J0365,
(Floating, ICE LIBOR USD 1Y + 1.88%),
3.62%, 4/1/37(1)	61	64
Pool #1J2840,
(Floating, ICE LIBOR USD 1Y + 1.90%),
3.65%, 9/1/37(1)	106	112

		289

Freddie Mac Gold - 0.3%
Pool #A65182,
6.50%, 9/1/37	238	266
Pool #C02790,
6.50%, 4/1/37	140	161
Pool #C02838,
5.50%, 5/1/37	109	121
Pool #C03517,
4.50%, 9/1/40	164	175
Pool #G01954,
5.00%, 11/1/35	102	111

		834

Government National Mortgage Association I - 0.0%
Pool #604183,
5.50%, 4/15/33	4	5
Pool #633627,
5.50%, 9/15/34	3	3

		8

Total U.S. Government Agencies (Cost $73,372)		72,537

U.S. GOVERNMENT OBLIGATIONS - 23.9%
U.S. Treasury Bonds - 1.3%
2.75%, 8/15/47	3,275	3,279

U.S. Treasury Inflation Indexed Notes - 3.0%
0.13%, 4/15/19	2,405	2,526
0.13%, 4/15/20	2,405	2,528
0.13%, 4/15/21	2,440	2,529

		7,583

U.S. Treasury Notes - 19.6%
1.88%, 12/15/20	25,880	25,805
2.00%, 11/30/22	19,110	18,936
2.25%, 10/31/24	4,815	4,793
2.25%, 11/15/27	180	178

		49,712

Total U.S. Government Obligations (Cost $60,598)		60,574

MUNICIPAL BONDS - 0.6%
Alabama - 0.2%
Alabama Economic Settlement Authority Taxable Revenue Bonds, Series B,
3.16%, 9/15/25	395	399

California - 0.2%
California State Taxable G.O. Unlimited Bonds, High Speed Passenger Train,
2.19%, 4/1/20(7) (8)	635	637

Wisconsin - 0.2%
Wisconsin State General Fund Annual Appropriation Taxable Revenue Refunding Bonds, Series C,
3.15%, 5/1/27	615	624

Total Municipal Bonds (Cost $1,645)		1,660

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.5%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(9) (10)	6,396,416	$6,396

Total Investment Companies (Cost $6,396)		6,396

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
1.12%, 1/25/18(11) (12)	$500	$499
Total Short-Term Investments (Cost $500)		499

Total Investments - 101.7% (Cost $256,010)		258,056

Liabilities less Other Assets - (1.7%)		(4,343)

NET ASSETS - 100.0%		$253,713

(1)	Variable rate security. Rate as of December 31, 2017 is disclosed.
(2)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end. Maturity date represents the perpetual call date.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(5)	Restricted security that has been deemed illiquid. At December 31, 2017, the value of this restricted illiquid security amounted to approximately $114,000 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Anglo American Capital PLC,
3.63%, 9/11/24	9/6/17	$115

(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(8)	Variable rate security. Rate as of December 31, 2017 is disclosed. Maturity date represents the puttable date.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of December 31, 2017 is disclosed.
(11)	Security pledged as collateral to cover margin requirements for open futures contracts.
(12)	Discount rate at the time of purchase.

Percentages shown are based on Net Assets.

At December 31, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Ultra 10-Year U.S. Treasury Note	(46)	$6,144	Short	3/2018	$(18)

At December 31, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	23.7%
U.S. Agency	28.1
AAA	3.0
AA	0.8
A	9.9
BBB	32.0
Cash Equivalents	2.5

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$7,644	$—	$7,644
Corporate Bonds(1)	—	83,467	—	83,467
Foreign Issuer Bonds(1)	—	25,279	—	25,279
U.S. Government Agencies(1)	—	72,537	—	72,537
U.S. Government Obligations(1)	—	60,574	—	60,574
Municipal Bonds(1)	—	1,660	—	1,660
Investment Companies	6,396	—	—	6,396
Short-Term Investments	—	499	—	499

Total Investments	$6,396	$251,660	$—	$258,056

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(18)	$—	$—	$(18)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Transactions in affiliated investments for the nine months ended December 31,2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio*	$20,994	$312,850	$333,844	$64	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	74,767	68,371	13	6,396	6,396

Total	$20,994	$387,617	$402,215	$77	$6,396	6,396

*	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

USD - United States Dollar

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3.0%
Commercial Mortgage-Backed Securities - 3.0%
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	$7,315	$7,373
Commercial Mortgage Trust, Series 2015-CR23, Class A2
2.85%, 5/10/48	690	697
Commercial Mortgage Trust, Series 2015-PC1, Class A2
3.15%, 7/10/50	1,030	1,042
GS Mortgage Securities Trust, Series 2011-GC5, Class A4
3.71%, 8/10/44	100	103
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2
3.05%, 4/15/47	10,869	10,975
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	6,185	6,469
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2
3.10%, 12/15/47	2,485	2,520
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A2
2.98%, 7/15/50	1,495	1,512
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	4,680	4,869
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2
2.63%, 5/15/48	300	302

		35,862

Total Asset-Backed Securities (Cost $35,754)		35,862

CORPORATE BONDS - 40.6%
Aerospace & Defense - 0.2%
L3 Technologies, Inc.,
3.85%, 12/15/26	780	802
Northrop Grumman Corp.,
4.03%, 10/15/47	1,525	1,594

		2,396

Automobiles Manufacturing - 1.1%
Ford Motor Co.,
7.45%, 7/16/31	895	1,170
General Motors Co.,
6.25%, 10/2/43	7,045	8,345
5.20%, 4/1/45	515	544
General Motors Financial Co., Inc.,
(Floating, ICE LIBOR USD 3M + 1.55%),
2.91%, 1/14/22(1)	1,540	1,577
(Variable, ICE LIBOR USD 3M + 3.60%),
5.75%, 9/30/27(2)	2,000	2,060

		13,696

Banks - 0.7%
Capital One N.A.,
(Floating, ICE LIBOR USD 3M + 1.15%),
2.53%, 1/30/23(1)	1,160	1,167
PNC Financial Services Group (The), Inc.,
(Variable, ICE LIBOR USD 3M + 3.04%),
4.85%, 6/1/23(2)	3,495	3,565
SunTrust Banks, Inc.,
(Variable, ICE LIBOR USD 3M + 2.79%),
5.13%, 12/15/27(2)	3,170	3,107

		7,839

Biotechnology - 0.4%
Amgen, Inc.,
4.40%, 5/1/45	870	947
Baxalta, Inc.,
3.60%, 6/23/22	1,150	1,176
Celgene Corp.,
5.25%, 8/15/43	2,510	2,898

		5,021

Cable & Satellite - 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28(3)	1,970	1,916
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.46%, 7/23/22	2,325	2,425
6.48%, 10/23/45	2,765	3,224

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.6% continued
Cable & Satellite - 0.9% continued
Comcast Corp.,
3.97%, 11/1/47	$2,595	$2,681
Radiate Holdco LLC/Radiate Finance, Inc.,
6.63%, 2/15/25(3)	1,090	1,030

		11,276

Casinos & Gaming - 0.1%
Eldorado Resorts, Inc.,
7.00%, 8/1/23	1,000	1,069

Chemicals - 0.4%
CF Industries, Inc.,
5.15%, 3/15/34	1,520	1,550
Eastman Chemical Co.,
4.65%, 10/15/44	1,441	1,572
RPM International, Inc.,
4.25%, 1/15/48	2,045	2,033

		5,155

Commercial Finance - 0.3%
Aviation Capital Group LLC,
3.50%, 11/1/27(3)	3,215	3,151

Construction Materials Manufacturing - 0.3%
Martin Marietta Materials, Inc.,
4.25%, 12/15/47	2,060	2,038
Vulcan Materials Co.,
4.50%, 6/15/47	1,270	1,297

		3,335

Consumer Finance - 1.0%
Capital One Bank USA N.A.,
3.38%, 2/15/23	680	687
Capital One Financial Corp.,
4.20%, 10/29/25	2,490	2,562
Discover Financial Services,
(Variable, ICE LIBOR USD 3M + 3.08%),
5.50%, 10/30/27(2)	3,805	3,919
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.25%, 3/15/22(3)	4,515	4,656

		11,824

Consumer Services - 0.7%
Brink’s (The) Co.,
4.63%, 10/15/27(3)	2,560	2,509
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23(3)	1,350	1,498
Service Corp. International,
5.38%, 1/15/22	1,600	1,638
4.63%, 12/15/27	3,155	3,201

		8,846

Containers & Packaging - 0.6%
BWAY Holding Co.,
7.25%, 4/15/25(3)	2,805	2,896
International Paper Co.,
4.40%, 8/15/47	2,500	2,613
Packaging Corp. of America,
3.40%, 12/15/27	1,355	1,358

		6,867

Diversified Banks - 6.1%
Bank of America Corp.,
(Floating, ICE LIBOR USD 3M + 0.66%),
2.02%, 7/21/21(1)	3,365	3,381
(Floating, ICE LIBOR USD 3M + 1.18%),
2.54%, 10/21/22(1)	905	923
(Floating, ICE LIBOR USD 3M + 1.00%),
2.36%, 4/24/23(1)	2,760	2,804
4.20%, 8/26/24	4,070	4,286
4.00%, 1/22/25	3,695	3,844
4.45%, 3/3/26	2,288	2,442
3.25%, 10/21/27	695	690
6.11%, 1/29/37	2,725	3,484
5.00%, 1/21/44	3,409	4,118
Citigroup, Inc.,
(Floating, ICE LIBOR USD 3M + 0.96%),
2.33%, 4/25/22(1)	1,880	1,899
(Floating, ICE LIBOR USD 3M + 0.69%),
2.06%, 10/27/22(1)	2,640	2,636
(Floating, ICE LIBOR USD 3M + 0.95%),
2.31%, 7/24/23(1)	3,020	3,045
(Floating, ICE LIBOR USD 3M + 1.10%),
2.52%, 5/17/24(1)	4,415	4,483
3.88%, 3/26/25	2,480	2,539
4.45%, 9/29/27	2,350	2,488
4.13%, 7/25/28	4,300	4,432
6.68%, 9/13/43	2,872	3,975

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.6% continued
Diversified Banks - 6.1% continued
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 3.32%),
5.00%, 7/1/19(2)	$3,475	$3,535
(Variable, ICE LIBOR USD 3M + 3.80%),
5.30%, 5/1/20(2)	2,415	2,505
(Variable, ICE LIBOR USD 3M + 2.58%),
4.63%, 11/1/22(2)	3,915	3,827
(Floating, ICE LIBOR USD 3M + 0.90%),
2.27%, 4/25/23(1)	1,880	1,901
4.25%, 10/1/27	3,315	3,523
Wells Fargo & Co.,
3.90%, 5/1/45	3,311	3,434
4.75%, 12/7/46	2,385	2,665

		72,859

Electrical Equipment Manufacturing - 0.7%
Fortive Corp.,
3.15%, 6/15/26	2,855	2,836
Keysight Technologies, Inc.,
3.30%, 10/30/19	1,480	1,494
4.60%, 4/6/27	1,430	1,505
Roper Technologies, Inc.,
3.85%, 12/15/25	2,475	2,555

		8,390

Entertainment Content - 0.1%
Time Warner, Inc.,
4.85%, 7/15/45	1,635	1,717

Exploration & Production - 1.6%
Hess Corp.,
7.13%, 3/15/33	1,000	1,206
6.00%, 1/15/40	2,025	2,238
Murphy Oil Corp.,
6.88%, 8/15/24	3,270	3,491
5.88%, 12/1/42	3,560	3,478
SM Energy Co.,
5.63%, 6/1/25	3,565	3,458
6.75%, 9/15/26	890	917
Southwestern Energy Co.,
6.70%, 1/23/25	2,655	2,758
Whiting Petroleum Corp.,
6.63%, 1/15/26(3)	1,865	1,902

		19,448

Financial Services - 5.2%
Ares Capital Corp.,
3.50%, 2/10/23	2,125	2,094
Blackstone Holdings Finance Co. LLC,
3.15%, 10/2/27(3)	1,600	1,573
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 3.32%),
4.63%, 3/1/22(2)	3,310	3,376
(Variable, ICE LIBOR USD 3M + 2.58%),
5.00%, 12/1/27(2)	2,075	2,083
Eagle Holding Co. II LLC,
7.63%, 5/15/22(3)	1,315	1,328
FMR LLC,
6.45%, 11/15/39(3)	3,915	5,274
Goldman Sachs Group (The), Inc.,
(Variable, ICE LIBOR USD 3M + 3.92%),
5.38%, 5/10/20(2)	1,910	1,967
5.75%, 1/24/22	704	781
(Floating, ICE LIBOR USD 3M + 1.11%),
2.48%, 4/26/22(1)	835	845
(Floating, ICE LIBOR USD 3M + 0.78%),
2.16%, 10/31/22(1)	2,540	2,543
(Variable, ICE LIBOR USD 3M + 2.87%),
5.00%, 11/10/22(2)	2,500	2,460
(Floating, ICE LIBOR USD 3M + 1.00%),
2.36%, 7/24/23(1)	3,250	3,278
(Variable, ICE LIBOR USD 3M + 1.20%),
3.27%, 9/29/25(4)	2,175	2,166
5.95%, 1/15/27	1,015	1,186
6.75%, 10/1/37	4,282	5,732
4.80%, 7/8/44	3,650	4,163
5.15%, 5/22/45	520	603
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.25%, 2/1/22	1,465	1,498
Morgan Stanley,
(Floating, ICE LIBOR USD 3M + 1.18%),
2.54%, 1/20/22(1)	1,625	1,652
(Floating, ICE LIBOR USD 3M + 0.93%),
2.29%, 7/22/22(1)	3,325	3,352
(Floating, ICE LIBOR USD 3M + 1.40%),
2.76%, 10/24/23(1)	2,370	2,437
(Floating, ICE LIBOR USD 3M + 1.22%),
2.62%, 5/8/24(1)	2,815	2,874
4.00%, 7/23/25	4,740	4,963

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.6% continued
Financial Services - 5.2% continued
5.00%, 11/24/25	$1,630	$1,784
4.30%, 1/27/45	2,572	2,774

		62,786

Food & Beverage - 1.5%
Anheuser-Busch InBev Finance, Inc.,
4.90%, 2/1/46	1,965	2,277
Beam Suntory, Inc.,
3.25%, 6/15/23	2,150	2,158
Constellation Brands, Inc.,
4.75%, 12/1/25	2,845	3,126
Cott Holdings, Inc.,
5.50%, 4/1/25(3)	2,710	2,784
Molson Coors Brewing Co.,
3.00%, 7/15/26	2,310	2,261
5.00%, 5/1/42	1,913	2,169
Post Holdings, Inc.,
5.75%, 3/1/27(3)	2,095	2,132
Smithfield Foods, Inc.,
2.65%, 10/3/21(3)	810	799

		17,706

Hardware - 0.8%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23(3)	1,235	1,334
8.35%, 7/15/46(3)	1,590	2,049
Hewlett Packard Enterprise Co.,
2.10%, 10/4/19(3)	2,020	2,006
4.40%, 10/15/22	1,840	1,934
6.35%, 10/15/45	2,570	2,721

		10,044

Health Care Facilities & Services - 0.2%
HCA, Inc.,
5.50%, 6/15/47	1,445	1,441
Laboratory Corp. of America Holdings,
3.25%, 9/1/24	1,200	1,202

		2,643

Home Improvement - 0.3%
Masco Corp.,
4.50%, 5/15/47	865	880
ServiceMaster (The) Co. LLC,
5.13%, 11/15/24(3)	2,300	2,329

		3,209

Homebuilders - 0.3%
D.R. Horton, Inc.,
5.75%, 8/15/23	180	202
Lennar Corp.,
2.95%, 11/29/20(3)	3,050	3,027

		3,229

Industrial Other - 0.1%
H&E Equipment Services, Inc.,
5.63%, 9/1/25(3)	1,550	1,620

Life Insurance - 0.7%
MetLife, Inc.,
6.40%, 12/15/36	746	858
Protective Life Corp.,
8.45%, 10/15/39	4,725	7,104
Protective Life Global Funding,
2.62%, 8/22/22(3)	750	739

		8,701

Managed Care - 0.7%
Anthem, Inc.,
3.50%, 8/15/24	1,500	1,529
4.38%, 12/1/47	2,560	2,722
Humana, Inc.,
4.63%, 12/1/42	1,425	1,555
Magellan Health, Inc.,
4.40%, 9/22/24	2,370	2,385

		8,191

Medical Equipment & Devices Manufacturing - 0.1%
Zimmer Biomet Holdings, Inc.,
3.55%, 4/1/25	1,025	1,024

Metals & Mining - 0.7%
AK Steel Corp.,
6.38%, 10/15/25	2,460	2,435
Glencore Funding LLC,
4.00%, 4/6/25(3)	690	697
4.00%, 3/27/27(3)	2,715	2,726
3.88%, 10/27/27(3)	1,600	1,579
Joseph T Ryerson & Son, Inc.,
11.00%, 5/15/22(3)	1,170	1,309

		8,746

Oil & Gas Services & Equipment - 0.7%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
2.77%, 12/15/22(3)	1,145	1,143

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.6% continued
Oil & Gas Services & Equipment - 0.7% continued
4.08%, 12/15/47(3)	$1,620	$1,648
Noble Holding US LLC/Noble Drilling Services 6 LLC/Noble Drilling Holding LLC,
7.50%, 3/15/19	2,515	2,575
Rowan Cos., Inc.,
7.38%, 6/15/25	2,665	2,712

		8,078

Pharmaceuticals - 0.3%
AbbVie, Inc.,
4.50%, 5/14/35	585	642
4.70%, 5/14/45	1,415	1,587
Mylan, Inc.,
5.40%, 11/29/43	1,535	1,673

		3,902

Pipeline - 2.5%
Boardwalk Pipelines L.P.,
5.95%, 6/1/26	1,930	2,153
Energy Transfer Equity L.P.,
5.50%, 6/1/27	2,105	2,147
Energy Transfer L.P.,
4.20%, 4/15/27	805	801
Energy Transfer Partners L.P.,
(Variable, ICE LIBOR USD 3M + 4.03%),
6.25%, 2/15/23(2)	3,125	3,035
EnLink Midstream Partners L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%),
6.00%, 12/15/22(2)	1,905	1,824
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/1/25	2,495	2,532
Kinder Morgan, Inc.,
5.55%, 6/1/45	2,530	2,769
5.05%, 2/15/46	1,625	1,687
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	2,830	2,915
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%),
6.13%, 11/15/22(2)	2,745	2,741
SemGroup Corp.,
6.38%, 3/15/25(3)	2,705	2,664
Sunoco Logistics Partners Operations L.P.,
3.90%, 7/15/26	1,015	993
Williams (The) Cos., Inc.,
5.75%, 6/24/44	3,705	3,955

		30,216

Property & Casualty Insurance - 0.1%
Chubb INA Holdings, Inc.,
2.30%, 11/3/20	1,230	1,228

Publishing & Broadcasting - 0.5%
CBS Radio, Inc.,
7.25%, 11/1/24(3)	2,340	2,467
Discovery Communications LLC,
2.95%, 3/20/23	1,325	1,312
Sirius XM Radio, Inc.,
5.00%, 8/1/27(3)	2,010	2,015

		5,794

Real Estate - 1.5%
American Tower Corp.,
3.00%, 6/15/23	2,250	2,244
3.13%, 1/15/27	2,700	2,599
3.60%, 1/15/28	2,570	2,555
Howard Hughes (The) Corp.,
5.38%, 3/15/25(3)	2,105	2,158
Iron Mountain, Inc.,
4.88%, 9/15/27(3)	2,065	2,065
iStar, Inc.,
6.50%, 7/1/21	2,020	2,098
Simon Property Group L.P.,
2.75%, 6/1/23	1,290	1,286
Ventas Realty L.P.,
3.25%, 10/15/26	1,560	1,519
5.70%, 9/30/43	1,290	1,570

		18,094

Real Estate Investment Trusts - 0.9%
Brixmor Operating Partnership L.P.,
3.85%, 2/1/25	1,515	1,513
EPR Properties,
4.50%, 4/1/25	1,500	1,535
4.50%, 6/1/27	2,215	2,228
Omega Healthcare Investors, Inc.,
5.25%, 1/15/26	1,925	1,995

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.6% continued
Real Estate Investment Trusts - 0.9% continued
4.75%, 1/15/28	$965	$957
Welltower, Inc.,
4.25%, 4/1/26	2,060	2,156

		10,384

Refining & Marketing - 0.2%
Murphy Oil USA, Inc.,
5.63%, 5/1/27	1,685	1,769
Phillips 66,
4.65%, 11/15/34	1,000	1,096

		2,865

Restaurants - 0.2%
Golden Nugget, Inc.,
6.75%, 10/15/24(3)	2,920	2,971

Retail - Consumer Discretionary - 1.0%
Amazon.com, Inc.,
4.05%, 8/22/47(3)	2,685	2,894
4.25%, 8/22/57(3)	2,595	2,831
eBay, Inc.,
3.60%, 6/5/27	500	495
ERAC USA Finance LLC,
7.00%, 10/15/37(3)	1,885	2,521
4.50%, 2/15/45(3)	670	688
Penske Automotive Group, Inc.,
5.50%, 5/15/26	2,675	2,714

		12,143

Retail-Consumer Staples - 0.1%
Bunge Ltd. Finance Corp.,
3.75%, 9/25/27	1,410	1,390

Semiconductors - 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
2.38%, 1/15/20(3)	1,135	1,127
3.50%, 1/15/28(3)	1,600	1,525
Maxim Integrated Products, Inc.,
3.45%, 6/15/27	1,200	1,206

		3,858

Software & Services - 0.6%
Citrix Systems, Inc.,
4.50%, 12/1/27	1,860	1,888
Nuance Communications, Inc.,
5.63%, 12/15/26(3)	1,890	1,968
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24(3)	2,535	2,852

		6,708

Supermarkets & Pharmacies - 0.2%
CVS Health Corp.,
2.75%, 12/1/22	1,928	1,899
Walgreens Boots Alliance, Inc.,
3.80%, 11/18/24	619	632

		2,531

Tobacco - 0.9%
Altria Group, Inc.,
4.50%, 5/2/43	780	848
5.38%, 1/31/44	2,680	3,260
BAT Capital Corp.,
(Floating, ICE LIBOR USD 3M + 0.88%),
2.30%, 8/15/22(1) (3)	1,230	1,245
Reynolds American, Inc.,
5.85%, 8/15/45	2,372	2,962
RJ Reynolds Tobacco Co.,
8.13%, 6/23/19	2,475	2,677

		10,992

Transportation & Logistics - 0.3%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
2.70%, 3/14/23(3)	3,035	2,982

Utilities - 2.1%
AES Corp.,
5.50%, 3/15/24	1,850	1,924
5.50%, 4/15/25	2,435	2,557
Dominion Energy Gas Holdings LLC,
4.60%, 12/15/44	2,005	2,206
Duke Energy Florida LLC,
3.40%, 10/1/46	1,135	1,098
Exelon Corp.,
5.63%, 6/15/35	2,695	3,312
NextEra Energy Capital Holdings, Inc.,
(Variable, ICE LIBOR USD 3M + 2.41%),
4.80%, 12/1/77(4)	3,040	3,048
Pennsylvania Electric Co.,
3.25%, 3/15/28(3)	1,600	1,574
PPL Capital Funding, Inc.,
4.00%, 9/15/47	2,540	2,610

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.6% continued
Utilities - 2.1% continued
Southern Power Co.,
4.95%, 12/15/46	$3,835	$4,206
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.88%, 3/1/27	2,465	2,409

		24,944

Waste & Environment Services & Equipment - 0.2%
Advanced Disposal Services, Inc.,
5.63%, 11/15/24(3)	2,360	2,413

Wireless Telecommunications Services - 2.0%
AT&T, Inc.,
4.80%, 6/15/44	4,470	4,421
5.15%, 2/14/50	6,680	6,763
Sprint Capital Corp.,
8.75%, 3/15/32	4,170	4,733
Sprint Corp.,
7.13%, 6/15/24	1,705	1,735
Verizon Communications, Inc.,
4.15%, 3/15/24	3,070	3,229
5.01%, 8/21/54	2,565	2,627

		23,508

Wireline Telecommunications Services - 0.2%
Frontier Communications Corp.,
10.50%, 9/15/22	1,960	1,482
Windstream Services LLC/Windstream Finance Corp.,
7.75%, 10/15/20	1,770	1,496

		2,978

Total Corporate Bonds (Cost $473,348)		488,767

FOREIGN ISSUER BONDS - 10.4%
Auto Parts Manufacturing - 0.2%
Dana Financing Luxembourg S.a.r.l.,
6.50%, 6/1/26(3)	2,135	2,314

Banks - 0.8%
BPCE S.A.,
5.15%, 7/21/24(3)	690	748
3.50%, 10/23/27(3)	3,205	3,154
Lloyds Banking Group PLC,
4.50%, 11/4/24	1,272	1,335
5.30%, 12/1/45	794	941
Santander UK Group Holdings PLC,
4.75%, 9/15/25(3)	3,795	3,978

		10,156

Cable & Satellite - 1.2%
Altice Financing S.A.,
6.63%, 2/15/23(3)	2,050	2,147
7.50%, 5/15/26(3)	3,550	3,781
Altice Luxembourg S.A.,
7.75%, 5/15/22(3)	2,435	2,398
UPC Holding B.V.,
5.50%, 1/15/28(3)	2,625	2,540
VTR Finance B.V.,
6.88%, 1/15/24(3)	1,000	1,055
Ziggo Secured Finance B.V.,
5.50%, 1/15/27(3)	2,345	2,327

		14,248

Chemicals - 0.5%
Agrium, Inc.,
4.90%, 6/1/43	680	759
Braskem Netherlands Finance B.V.,
4.50%, 1/10/28(3)	3,925	3,861
NOVA Chemicals Corp.,
4.88%, 6/1/24(3)	2,020	2,015

		6,635

Commercial Finance - 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.50%, 1/15/25	1,870	1,854
3.65%, 7/21/27	1,435	1,420

		3,274

Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
7.25%, 5/15/24(3)	1,970	2,145

Diversified Banks - 3.5%
Banco Santander S.A.,
3.80%, 2/23/28	1,405	1,405
Bank of Nova Scotia (The),
(Variable, ICE LIBOR USD 3M + 2.65%),
4.65%, 10/12/22(2)	2,795	2,778
Barclays PLC,
4.34%, 1/10/28	2,335	2,417

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.4% continued
Diversified Banks - 3.5% continued
BNP Paribas S.A.,
4.38%, 9/28/25(3)	$3,670	$3,835
4.63%, 3/13/27(3) (5)	3,255	3,472
(Variable, USD Swap 5Y + 2.84%),
5.13%, 11/15/27(2) (3)	5,275	5,275
Credit Agricole S.A.,
3.25%, 10/4/24(3)	1,605	1,594
HSBC Holdings PLC,
(Variable, USD ICE Swap Rate 5Y + 3.75%),
6.00%, 5/22/27(2)	3,405	3,580
(Variable, ICE LIBOR USD 3M + 1.55%),
4.04%, 3/13/28(4)	3,355	3,496
5.25%, 3/14/44	3,746	4,393
Mitsubishi UFJ Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.79%),
2.16%, 7/25/22(1)	3,340	3,353
Mizuho Financial Group, Inc.,
3.48%, 4/12/26(3)	1,935	1,951
Royal Bank of Scotland Group PLC,
(Floating, ICE LIBOR USD 3M + 1.47%),
2.89%, 5/15/23(1)	3,925	3,968
Societe Generale S.A.,
4.00%, 1/12/27(3)	665	674

		42,191

Exploration & Production - 0.0%
Canadian Natural Resources Ltd.,
6.75%, 2/1/39	605	779

Financial Services - 0.1%
UBS Group Funding Switzerland A.G.,
(Floating, ICE LIBOR USD 3M + 0.95%),
2.37%, 8/15/23(1) (3)	1,160	1,165

Food & Beverage - 0.2%
Suntory Holdings Ltd.,
2.55%, 6/28/22(3)	2,185	2,158

Forest & Paper Products Manufacturing - 0.1%
Celulosa Arauco y Constitucion S.A.,
5.50%, 11/2/47(3)	1,070	1,113

Integrated Oils - 0.1%
Cenovus Energy, Inc.,
6.75%, 11/15/39	1,015	1,215

Life Insurance - 0.2%
Manulife Financial Corp.,
(Variable, USD ICE Swap Rate 5Y + 1.65%),
4.06%, 2/24/32(4)	3,225	3,249

Metals & Mining - 1.9%
Anglo American Capital PLC,
3.75%, 4/10/22(3)	3,585	3,643
3.63%, 9/11/24(3) (6)	535	532
4.88%, 5/14/25(3)	790	837
4.00%, 9/11/27(3)	1,070	1,063
FMG Resources (August 2006) Pty. Ltd.,
9.75%, 3/1/22(3)	1,265	1,400
4.75%, 5/15/22(3)	3,520	3,564
Goldcorp, Inc.,
3.70%, 3/15/23	1,310	1,342
IAMGOLD Corp.,
7.00%, 4/15/25(3)	2,800	2,891
New Gold, Inc.,
6.38%, 5/15/25(3)	1,115	1,182
Rio Tinto Finance USA Ltd.,
7.13%, 7/15/28	1,069	1,412
Teck Resources Ltd.,
6.25%, 7/15/41	2,120	2,427
Vale Overseas Ltd.,
4.38%, 1/11/22	2,530	2,616

		22,909

Pharmaceuticals - 0.3%
Allergan Funding SCS,
4.55%, 3/15/35	1,035	1,095
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	2,385	2,332

		3,427

Pipeline - 0.4%
Enbridge, Inc.,
2.90%, 7/15/22	2,345	2,331
TransCanada PipeLines Ltd.,
(Variable, ICE LIBOR USD 3M + 2.21%),
3.63%, 5/15/67(1)	2,470	2,262

		4,593

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.4% continued
Property & Casualty Insurance - 0.2%
Allied World Assurance Co. Holdings Ltd.,
5.50%, 11/15/20	$2,070	$2,207

Retail - Consumer Discretionary - 0.1%
Alibaba Group Holding Ltd.,
4.20%, 12/6/47	1,020	1,062

Wireline Telecommunications Services - 0.1%
Deutsche Telekom International Finance B.V.,
2.23%, 1/17/20(3)	850	846

Total Foreign Issuer Bonds (Cost $123,663)		125,686

U.S. GOVERNMENT AGENCIES - 28.5%(7)
Fannie Mae - 27.7%
Pool #255498,
5.50%, 12/1/34	186	206
Pool #256883,
6.00%, 9/1/37	16	18
Pool #535714,
7.50%, 1/1/31	25	28
Pool #545003,
8.00%, 5/1/31	1	2
Pool #545437,
7.00%, 2/1/32	53	61
Pool #545556,
7.00%, 4/1/32	33	37
Pool #555189,
7.00%, 12/1/32	239	268
Pool #581806,
7.00%, 7/1/31	57	60
Pool #585617,
7.00%, 5/1/31(8)	—	—
Pool #745148,
5.00%, 1/1/36	114	124
Pool #888538,
5.50%, 1/1/37	273	303
Pool #890009,
5.50%, 9/1/36	1,234	1,369
Pool #893082,
(Floating, ICE LIBOR USD 1Y + 1.91%),
3.67%, 9/1/36(1)	980	1,037
Pool #929035,
6.50%, 1/1/38	243	269
Pool #932638,
5.00%, 3/1/40	4,417	4,823
Pool #955782,
6.50%, 10/1/37	69	77
Pool #990702,
6.50%, 9/1/38	1,590	1,778
Pool #AB1470,
4.50%, 9/1/40	1,675	1,797
Pool #AB3114,
5.00%, 6/1/41	1,968	2,142
Pool #AB9522,
3.50%, 5/1/43	17,150	17,678
Pool #AC6767,
4.50%, 1/1/40	1,439	1,553
Pool #AC9581,
5.50%, 1/1/40	2,839	3,151
Pool #AD0915,
5.50%, 12/1/38	104	116
Pool #AD6929,
5.00%, 6/1/40	1,865	2,013
Pool #AH1166,
4.50%, 12/1/40	2,214	2,373
Pool #AH1507,
4.50%, 12/1/40	5,369	5,794
Pool #AL4408,
4.50%, 11/1/43	6,792	7,329
Pool #AL5686,
4.00%, 9/1/44	4,632	4,887
Pool #AL8352,
3.00%, 10/1/44	20,861	20,972
Pool #AL9069,
3.00%, 3/1/44	10,140	10,193
Pool #AQ9333,
4.00%, 1/1/43	4,036	4,256
Pool #AS2703,
4.00%, 6/1/44	4,852	5,118
Pool #AS3473,
4.00%, 10/1/44	7,736	8,098
Pool #AS3655,
4.50%, 10/1/44	2,677	2,853

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.5%(7) continued
Fannie Mae - 27.7% continued
Pool #AS6075,
4.00%, 10/1/45	$4,049	$4,236
Pool #AS6184,
3.50%, 11/1/45	13,037	13,495
Pool #AS6520,
3.50%, 1/1/46	5,324	5,469
Pool #AS6730,
3.50%, 2/1/46	9,914	10,184
Pool #AS7568,
4.50%, 7/1/46	9,780	10,413
Pool #AS8699,
4.00%, 1/1/47	6,051	6,332
Pool #AU7032,
4.00%, 11/1/43	25,283	26,707
Pool #AW6233,
4.50%, 6/1/44	6,632	7,157
Pool #AZ7903,
4.00%, 6/1/41	4,624	4,857
Pool #BC0326,
3.50%, 12/1/45	4,942	5,077
Pool #BC4898,
3.50%, 2/1/46	9,318	9,572
Pool #BD1165,
3.00%, 10/1/46	7,801	7,805
Pool #BD5046,
3.50%, 2/1/47	4,609	4,734
Pool #BD7081,
4.00%, 3/1/47	10,488	10,974
Pool #BE3619,
4.00%, 5/1/47	10,816	11,320
Pool #BE3702,
4.00%, 6/1/47	9,808	10,264
Pool #BE5651,
3.00%, 2/1/47	7,632	7,636
Pool #BM2000,
3.50%, 5/1/47	10,857	11,153
Pool #MA2522,
3.50%, 2/1/46	6,751	6,935
Pool #MA2642,
3.50%, 6/1/46	7,778	7,991
Pool #MA2705,
3.00%, 8/1/46	7,454	7,458
Pool #MA2864,
3.50%, 1/1/47	3,899	4,006
Pool #MA2929,
3.50%, 3/1/47	5,061	5,199
Pool #MA3027,
4.00%, 6/1/47	6,990	7,315
Pool #MA3088,
4.00%, 8/1/47	4,576	4,790
Pool #MA3120,
3.50%, 9/1/47	11,936	12,262

		334,124

Freddie Mac - 0.3%
Pool #1B3575,
(Floating, ICE LIBOR USD 1Y + 1.80%),
3.55%, 9/1/37(1)	64	65
Pool #1G2296,
(Floating, ICE LIBOR USD 1Y + 1.77%),
3.55%, 11/1/37(1)	1,082	1,135
Pool #1J0365,
(Floating, ICE LIBOR USD 1Y + 1.88%),
3.62%, 4/1/37(1)	617	647
Pool #1J2840,
(Floating, ICE LIBOR USD 1Y + 1.90%),
3.65%, 9/1/37(1)	784	825
Pool #848076,
(Floating, ICE LIBOR USD 1Y + 1.98%),
4.55%, 6/1/38(1)	354	359

		3,031

Freddie Mac Gold - 0.5%
Pool #A65182,
6.50%, 9/1/37	1,664	1,858
Pool #A92650,
5.50%, 6/1/40	130	142
Pool #C00910,
7.50%, 1/1/30	185	214
Pool #C02790,
6.50%, 4/1/37	924	1,067
Pool #C02838,
5.50%, 5/1/37	1,210	1,345
Pool #G01954,
5.00%, 11/1/35	718	779

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.5%(7) continued
Freddie Mac Gold - 0.5% continued
Pool #G18643,
2.50%, 5/1/32	$278	$277

		5,682

Total U.S. Government Agencies (Cost $345,242)		342,837

U.S. GOVERNMENT OBLIGATIONS - 16.3%
U.S. Treasury Bonds - 0.6%
2.75%, 8/15/47	6,955	6,964

U.S. Treasury Inflation Indexed Notes - 3.0%
0.13%, 4/15/19	11,440	12,016
0.13%, 4/15/20	11,440	12,025
0.13%, 4/15/21	11,605	12,028

		36,069

U.S. Treasury Notes - 12.7%
1.88%, 12/15/20	93,190	92,920
2.00%, 11/30/22	51,680	51,210
2.25%, 10/31/24	8,625	8,585

		152,715

Total U.S. Government Obligations (Cost $195,655)		195,748

MUNICIPAL BONDS - 0.1%
Alabama - 0.1%
Alabama Economic Settlement Authority Taxable Revenue Bonds, Series B,
3.16%, 9/15/25	1,740	1,760

Total Municipal Bonds (Cost $1,740)		1,760

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES - 1.1%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(9) (10)	13,326,893	$13,327

Total Investment Companies (Cost $13,327)		13,327

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
1.12%, 1/25/18(11) (12)	$2,000	$1,998

Total Short-Term Investments (Cost $1,998)		1,998

Total Investments - 100.1% (Cost $1,190,727)		1,205,985

Liabilities less Other Assets - (0.1%)		(1,635)

NET ASSETS - 100.0%		$1,204,350

(1)	Variable rate security. Rate as of December 31, 2017 is disclosed.
(2)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end. Maturity date represents the perpetual call date.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(5)	Perpetual call security.
(6)	Restricted security that has been deemed illiquid. At December 31, 2017, the value of this restricted illiquid security amounted to approximately $532,000 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Anglo American Capital PLC,
3.63%, 9/11/24	9/6/17	$535

(7)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(8)	Principal Amount and Value rounds to less than one thousand.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of December 31, 2017 is disclosed.
(11)	Discount rate at the time of purchase.
(12)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

At December 31, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
5-Year U.S. Treasury Note	141	$16,379	Long	3/18	$29
Ultra 10-Year U.S. Treasury Note	(235)	31,387	Short	3/18	(93)

Total					$(64)

At December 31, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENT
U.S. Treasury	16.4%
U.S. Agency	28.4
AAA	3.0
A	8.5
BBB	28.4
BB	7.1
B	6.2
CCC	0.9
Cash Equivalents	1.1

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$35,862	$—	$35,862
Corporate Bonds(1)	—	488,767	—	488,767
Foreign Issuer Bonds(1)	—	125,686	—	125,686
U.S Government Agencies(1)	—	342,837	—	342,837
U.S Government Obligations(1)	—	195,748	—	195,748
Municipal Bonds(1)	—	1,760	—	1,760
Investment Companies	13,327	—	—	13,327
Short-Term Investments	—	1,998	—	1,998

Total Investments	$13,327	$1,192,658	$—	$1,205,985

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$29	$—	$—	$29
Liabilities
Futures Contracts	(93)	—	—	(93)

Total Other Financial Instruments	$(64)	$—	$—	$(64)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio*	$111,333	$1,193,153	$1,304,486	$267	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	272,141	258,814	89	13,327	13,327

Total	$111,333	$1,465,294	$1,563,300	$356	$13,327	13,327

*	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

USD - United States Dollar

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.7%
Aerospace & Defense - 1.6%
Pioneer Holdings LLC/Pioneer Finance Corp.,
9.00%, 11/1/22(1)	$12,750	$13,181
StandardAero Aviation Holdings, Inc.,
10.00%, 7/15/23(1)	22,150	24,254
Triumph Group, Inc.,
7.75%, 8/15/25(1)	19,250	20,429

		57,864

Auto Parts Manufacturing - 0.5%
American Axle & Manufacturing, Inc.,
6.25%, 4/1/25(1)	18,025	18,971

Automobiles Manufacturing - 0.5%
General Motors Financial Co., Inc.,
(Variable, ICE LIBOR USD 3M + 3.60%),
5.75%, 9/30/27(2)	19,600	20,185

Banks - 0.5%
CIT Group, Inc.,
(Variable, ICE LIBOR USD 3M + 3.97%),
5.80%, 6/15/22(2)	18,475	19,029

Biotechnology - 1.0%
Sterigenics-Nordion Topco LLC,
8.13%, (100% Cash), 11/1/21(1) (3)	35,600	35,956

Building Materials - 0.6%
FBM Finance, Inc.,
8.25%, 8/15/21(1)	21,556	22,903

Cable & Satellite - 4.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28(1)	23,972	23,313
CSC Holdings LLC,
10.10%, 1/15/23(1)	8,200	9,235
10.88%, 10/15/25(1)	24,975	29,720
DISH DBS Corp.,
7.75%, 7/1/26	14,217	14,946
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	20,980	21,977
Radiate Holdco LLC/Radiate Finance, Inc.,
6.63%, 2/15/25(1)	27,900	26,365
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
8.13%, 9/1/20(1)	28,849	29,426

		154,982

Casinos & Gaming - 0.6%
Mohegan Gaming & Entertainment,
7.88%, 10/15/24(1)	22,325	22,883

Chemicals - 1.4%
Cornerstone Chemical Co.,
6.75%, 8/15/24(1)	10,250	10,237
CVR Partners L.P./CVR Nitrogen Finance Corp.,
9.25%, 6/15/23(1)	21,285	22,908
Hexion, Inc.,
6.63%, 4/15/20	20,875	18,735

		51,880

Coal Operations - 1.1%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
7.50%, 5/1/25(1)	17,550	18,647
Peabody Energy Corp.,
6.38%, 3/31/25(1)	19,950	20,748

		39,395

Commercial Finance - 0.7%
Fortress Transportation & Infrastructure Investors LLC,
6.75%, 3/15/22(1)	26,000	26,910

Consumer Finance - 4.0%
Alliance Data Systems Corp.,
5.38%, 8/1/22(1)	17,690	17,823
Discover Financial Services,
(Variable, ICE LIBOR USD 3M + 3.08%),
5.50%, 10/30/27(2)	20,425	21,038
Freedom Mortgage Corp.,
8.13%, 11/15/24(1)	16,800	17,115
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.25%, 10/1/25	24,752	24,628
OneMain Financial Holdings LLC,
7.25%, 12/15/21(1)	27,083	28,145

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.7% continued
Consumer Finance - 4.0% continued
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25(1)	$27,182	$28,541
Quicken Loans, Inc.,
5.75%, 5/1/25(1)	11,091	11,479

		148,769

Consumer Services - 0.6%
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23(1)	21,610	23,987

Containers & Packaging - 1.3%
BWAY Holding Co.,
7.25%, 4/15/25(1)	24,175	24,961
Flex Acquisition Co., Inc.,
6.88%, 1/15/25(1)	20,628	21,362

		46,323

Diversified Banks - 0.8%
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 2.58%),
4.63%, 11/1/22(2)	29,825	29,154

Diversified Manufacturing - 0.6%
Vertiv Intermediate Holding Corp.,
12.00%, (100% Cash), 2/15/22(1) (3)	20,950	22,521

Entertainment Resources - 0.5%
AMC Entertainment Holdings, Inc.,
5.88%, 11/15/26	20,505	20,197

Exploration & Production - 5.1%
Chesapeake Energy Corp.,
8.00%, 1/15/25(1)	24,475	24,720
Comstock Resources, Inc.,
10.00%, (100% Cash), 3/15/20(3)	14,425	14,876
Denbury Resources, Inc.,
9.00%, 5/15/21(1)	23,858	24,365
Gulfport Energy Corp.,
6.38%, 1/15/26(1)	21,265	21,318
SM Energy Co.,
5.63%, 6/1/25	13,110	12,717
Southwestern Energy Co.,
6.70%, 1/23/25	23,343	24,248
7.50%, 4/1/26	8,325	8,845
Ultra Resources, Inc.,
7.13%, 4/15/25(1)	23,125	23,067
Whiting Petroleum Corp.,
6.63%, 1/15/26(1)	8,125	8,287
WildHorse Resource Development Corp.,
6.88%, 2/1/25	26,550	27,147

		189,590

Financial Services - 2.8%
E*TRADE Financial Corp.,
(Variable, ICE LIBOR USD 3M + 3.16%),
5.30%, 3/15/23(2)	17,114	17,200
Goldman Sachs Group (The), Inc.,
(Variable, ICE LIBOR USD 3M + 2.87%),
5.00%, 11/10/22(2)	25,775	25,363
LPL Holdings, Inc.,
5.75%, 9/15/25(1)	21,308	21,681
NFP Corp.,
6.88%, 7/15/25(1)	18,200	18,336
VFH Parent LLC/Orchestra Co-Issuer, Inc.,
6.75%, 6/15/22(1)	19,990	21,039

		103,619

Food & Beverage - 1.8%
Dole Food Co., Inc.,
7.25%, 6/15/25(1)	23,025	24,896
Post Holdings, Inc.,
5.75%, 3/1/27(1)	21,150	21,520
Simmons Foods, Inc.,
5.75%, 11/1/24(1)	21,975	21,838

		68,254

Hardware - 1.0%
Everi Payments, Inc.,
7.50%, 12/15/25(1)	20,200	20,023
TTM Technologies, Inc.,
5.63%, 10/1/25(1)	17,275	17,707

		37,730

Health Care Facilities & Services - 3.7%
Eagle Holding Co. II LLC,
7.63%, (100% Cash), 5/15/22(1) (3)	25,705	25,962
HCA, Inc.,
5.50%, 6/15/47	33,575	33,491

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.7% continued
Health Care Facilities & Services - 3.7% continued
RegionalCare Hospital Partners Holdings, Inc.,
8.25%, 5/1/23(1)	$18,330	$19,338
Team Health Holdings, Inc.,
6.38%, 2/1/25(1)	18,975	16,935
Tenet Healthcare Corp.,
8.13%, 4/1/22	17,299	17,602
West Street Merger Sub, Inc.,
6.38%, 9/1/25(1)	22,425	22,481

		135,809

Homebuilders - 1.7%
AV Homes, Inc.,
6.63%, 5/15/22	18,700	19,658
Beazer Homes USA, Inc.,
5.88%, 10/15/27(1)	16,625	16,708
Century Communities, Inc.,
5.88%, 7/15/25	25,075	25,201

		61,567

Industrial Other - 0.9%
Ahern Rentals, Inc.,
7.38%, 5/15/23(1)	17,575	16,521
BlueLine Rental Finance Corp./BlueLine Rental LLC,
9.25%, 3/15/24(1)	14,125	15,078

		31,599

Investment Companies - 0.7%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.75%, 2/1/24	6,211	6,382
6.38%, 12/15/25(1)	19,475	19,477

		25,859

Machinery Manufacturing - 0.1%
Xerium Technologies, Inc.,
9.50%, 8/15/21	4,325	4,379

Managed Care - 0.6%
MPH Acquisition Holdings LLC,
7.13%, 6/1/24(1)	19,150	20,395

Media Non-Cable - 0.7%
Sterling Entertainment Enterprises LLC,
9.75%, 12/15/19	23,800	24,455

Metals & Mining - 3.2%
AK Steel Corp.,
7.00%, 3/15/27	20,479	20,837
Aleris International, Inc.,
9.50%, 4/1/21(1)	19,210	20,267
Freeport-McMoRan, Inc.,
5.45%, 3/15/43	19,850	19,825
Joseph T Ryerson & Son, Inc.,
11.00%, 5/15/22(1)	29,443	32,939
United States Steel Corp.,
6.88%, 8/15/25	23,875	24,921

		118,789

Oil & Gas Services & Equipment - 0.7%
Rowan Cos., Inc.,
7.38%, 6/15/25	25,569	26,016

Pharmaceuticals - 0.9%
JPR Royalty Sub LLC,
14.00%, 9/1/20(1) (4)	8,000	4,000
Valeant Pharmaceuticals International,
6.75%, 8/15/21(1)	28,764	28,980

		32,980

Pipeline - 6.0%
American Midstream Partners L.P./American Midstream Finance Corp.,
8.50%, 12/15/21(1)	29,269	30,074
EnLink Midstream Partners L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%),
6.00%, 12/15/22(2)	17,875	17,112
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.00%, 5/15/23	16,979	17,191
6.25%, 5/15/26	8,050	8,020
Global Partners L.P./GLP Finance Corp.,
7.00%, 6/15/23	25,179	25,871
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
7.25%, 2/15/21	22,980	23,210
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/1/23	20,200	20,856
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	27,557	28,384

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

.	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.7% continued
Pipeline - 6.0% continued
PBF Logistics LP/PBF Logistics Finance Corp.,
6.88%, 5/15/23(1)	$6,950	$7,159
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%),
6.13%, 11/15/22(2)	23,150	23,115
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.88%, 3/1/27	19,745	19,301

		220,293

Power Generation - 1.3%
Calpine Corp.,
5.50%, 2/1/24	22,705	21,627
Dynegy, Inc.,
7.63%, 11/1/24	6,718	7,205
NRG Energy, Inc.,
5.75%, 1/15/28(1)	19,700	19,897

		48,729

Property & Casualty Insurance - 2.2%
Acrisure LLC/Acrisure Finance, Inc.,
7.00%, 11/15/25(1)	24,550	23,660
Hub Holdings LLC/Hub Holdings Finance, Inc.,
8.13%, (100% Cash), 7/15/19(1) (3)	8,150	8,160
HUB International Ltd.,
7.88%, 10/1/21(1)	22,506	23,435
USIS Merger Sub, Inc.,
6.88%, 5/1/25(1)	25,679	25,936

		81,191

Publishing & Broadcasting - 1.4%
CBS Radio, Inc.,
7.25%, 11/1/24(1)	23,350	24,620
Lee Enterprises, Inc.,
9.50%, 3/15/22(1)	24,698	25,562

		50,182

Real Estate - 1.4%
Crescent Communities LLC/Crescent Ventures, Inc.,
8.88%, 10/15/21(1)	23,045	24,428
Five Point Operating Co. L.P./Five Point Capital Corp.,
7.88%, 11/15/25(1)	19,900	20,248
Howard Hughes (The) Corp.,
5.38%, 3/15/25(1)	7,230	7,411

		52,087

Real Estate Investment Trusts - 0.5%
CyrusOne L.P./CyrusOne Finance Corp.,
5.38%, 3/15/27(1)	3,325	3,491
iStar, Inc.,
6.00%, 4/1/22	13,839	14,323
Qualitytech L.P./QTS Finance Corp.,
4.75%, 11/15/25(1)	549	555

		18,369

Refining & Marketing - 1.9%
Citgo Holding, Inc.,
10.75%, 2/15/20(1)	28,404	30,463
Murphy Oil USA, Inc.,
5.63%, 5/1/27	20,345	21,367
PBF Holding Co LLC/PBF Finance Corp.,
7.25%, 6/15/25	18,900	19,845

		71,675

Restaurants - 0.6%
Golden Nugget, Inc.,
6.75%, 10/15/24(1)	22,385	22,777

Retail - Consumer Discretionary - 1.4%
Asbury Automotive Group, Inc.,
6.00%, 12/15/24	12,216	12,719
Penske Automotive Group, Inc.,
5.50%, 5/15/26	18,549	18,822
Sonic Automotive, Inc.,
6.13%, 3/15/27	21,267	21,107

		52,648

Retail - Consumer Staples - 0.6%
C&S Group Enterprises LLC,
5.38%, 7/15/22(1)	22,360	21,074

Software & Services - 2.7%
Rackspace Hosting, Inc.,
8.63%, 11/15/24(1)	22,725	24,259
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24(1)	24,740	27,832
Sophia L.P./Sophia Finance, Inc.,
9.00%, 9/30/23(1)	21,105	22,318

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.7% continued
Software & Services - 2.7% continued
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
6.75%, 6/1/25(1)	$26,400	$26,664

		101,073

Supermarkets & Pharmacies - 0.7%
Cumberland Farms, Inc.,
6.75%, 5/1/25(1)	23,625	25,043

Transportation & Logistics - 0.5%
Navistar International Corp.,
6.63%, 11/1/25(1)	17,225	17,972

Waste & Environment Services & Equipment - 0.9%
Advanced Disposal Services, Inc.,
5.63%, 11/15/24(1)	15,055	15,394
Covanta Holding Corp.,
5.88%, 7/1/25	16,272	16,353

		31,747

Wireless Telecommunications Services - 1.8%
Sprint Capital Corp.,
6.88%, 11/15/28	12,550	12,629
8.75%, 3/15/32	30,458	34,570
Trilogy International Partners LLC/Trilogy International Finance, Inc.,
8.88%, 5/1/22(1)	19,450	19,936

		67,135

Wireline Telecommunications Services - 1.4%
Frontier Communications Corp.,
7.13%, 3/15/19	8,100	7,776
10.50%, 9/15/22	29,390	22,226
GCI, Inc.,
6.88%, 4/15/25	6,266	6,673
Windstream Services LLC/Windstream Finance Corp.,
7.75%, 10/15/20	18,317	15,478

		52,153

Total Corporate Bonds (Cost $2,546,820)		2,577,098

FOREIGN ISSUER BONDS - 24.8%
Aerospace & Defense - 0.5%
Bombardier, Inc.,
7.50%, 12/1/24(1)	19,300	19,589

Airlines - 1.4%
Virgin Australia Holdings Ltd.,
7.88%, 10/15/21(1)	27,600	28,428
VistaJet Malta Finance PLC/VistaJet Co. Finance LLC,
7.75%, 6/1/20(1)	24,119	22,431

		50,859

Banks - 0.7%
ING Groep N.V., (Variable, USD Swap 5Y + 4.45%),
6.50%, 4/16/25(2)	24,385	26,458

Cable & Satellite - 3.1%
Altice Financing S.A.,
7.50%, 5/15/26(1)	21,345	22,732
Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20	30,550	28,717
Telenet Finance Luxembourg Notes S.a.r.l.,
5.50%, 3/1/28(1)	20,200	20,200
UPC Holding B.V.,
5.50%, 1/15/28(1)	25,525	24,696
VTR Finance B.V.,
6.88%, 1/15/24(1)	17,695	18,668

		115,013

Chemicals - 0.1%
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc.,
5.38%, 9/1/25(1)	4,280	4,430

Consumer Finance - 0.6%
goeasy Ltd.,
7.88%, 11/1/22(1)	21,425	22,362

Consumer Services - 0.3%
Atento Luxco 1 S.A.,
6.13%, 8/10/22(1)	9,050	9,463

Diversified Banks - 3.6%
Barclays PLC,
(Variable, USD Swap 5Y + 6.77%),
7.88%, 3/15/22(2)	16,925	18,594
BNP Paribas S.A.,
(Variable, USD Swap 5Y + 2.84%),
5.13%, 11/15/27(1) (2)	18,075	18,075

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 24.8% continued
Diversified Banks - 3.6% continued
Credit Agricole S.A.,
(Variable, USD Swap 5Y + 4.90%),
7.88%, 1/23/24(1) (2)	$19,918	$22,532
HSBC Holdings PLC,
(Variable, USD ICE Swap Rate 5Y + 3.75%),
6.00%, 5/22/27(2)	23,475	24,678
Royal Bank of Scotland Group PLC,
(Variable, USD Swap 5Y + 5.80%),
7.50%, 8/10/20(2)	17,635	18,649
Standard Chartered PLC,
(Variable, USD Swap 5Y + 6.30%),
7.50%, 4/2/22(1) (2)	26,837	28,984

		131,512

Food & Beverage - 1.4%
JBS USA LUX SA/JBS USA Finance, Inc.,
7.25%, 6/1/21(1)	7,400	7,520
5.88%, 7/15/24(1)	18,550	17,924
Marfrig Holdings Europe B.V.,
8.00%, 6/8/23(1)	24,100	25,124

		50,568

Foreign Wireless - 0.7%
SFR Group S.A.,
7.38%, 5/1/26(1)	26,725	27,427

Hardware - 0.6%
Seagate HDD Cayman,
4.75%, 1/1/25	23,165	22,749

Integrated Oils - 1.2%
Petrobras Global Finance B.V.,
6.88%, 1/20/40	6,875	6,944
6.75%, 1/27/41	13,175	13,173
Petroleos Mexicanos,
6.50%, 6/2/41	9,900	10,182
6.75%, 9/21/47(1)	13,350	13,935

		44,234

Metals & Mining - 3.7%
ArcelorMittal,
7.25%, 3/1/41	13,820	17,482
First Quantum Minerals Ltd.,
7.25%, 4/1/23(1)	18,525	19,961
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22(1)	20,175	20,830
Petra Diamonds US Treasury PLC,
7.25%, 5/1/22(1)	19,101	19,378
Teck Resources Ltd.,
6.00%, 8/15/40	8,575	9,540
6.25%, 7/15/41	7,800	8,931
Vale Overseas Ltd.,
6.88%, 11/21/36	16,125	19,753
Vedanta Resources PLC,
6.38%, 7/30/22(1)	11,575	12,082
6.13%, 8/9/24(1)	7,900	8,061

		136,018

Oil & Gas Services & Equipment - 2.1%
Ensco PLC,
5.75%, 10/1/44	19,186	13,142
Noble Holding International Ltd.,
7.75%, 1/15/24	26,489	22,781
Transocean, Inc.,
9.00%, 7/15/23(1)	14,325	15,489
7.50%, 1/15/26	10,525	10,778
Weatherford International Ltd.,
8.25%, 6/15/23	15,425	15,579

		77,769

Pharmaceuticals - 0.6%
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
6.00%, 7/15/23(1)	27,621	21,682

Property & Casualty Insurance - 0.6%
Ardonagh Midco 3 PLC,
8.63%, 7/15/23(1)	22,000	22,770

Technology - 0.5%
Sixsigma Networks Mexico S.A. de C.V.,
8.25%, 11/7/21(1)	18,117	19,159

Trucking & Leasing - 0.5%
Fly Leasing Ltd.,
5.25%, 10/15/24	19,400	19,400

Wireless Telecommunications Services - 2.3%
C&W Senior Financing Designated Activity Co.,
6.88%, 9/15/27(1)	20,325	21,291
Digicel Group Ltd.,
8.25%, 9/30/20(1)	22,689	22,321

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 24.8% continued
Wireless Telecommunications Services - 2.3% continued
Millicom International Cellular S.A.,
5.13%, 1/15/28(1)	$18,075	$18,075
Wind Tre S.p.A.,
5.00%, 1/20/26(1)	24,575	23,113

		84,800

Wireline Telecommunications Services - 0.3%
Axtel S.A.B. de C.V.,
6.38%, 11/14/24(1)	10,625	10,944

Total Foreign Issuer Bonds (Cost $893,192)		917,206

TERM LOANS - 3.2%(5)
Consumer Services - 0.6%
TruGreen L.P., Initial Incremental Term Loan,
(Floating, ICE LIBOR USD 3M + 4.00%),
5.54%, 4/13/23	22,386	22,553

Department Stores - 0.7%
J.C. Penney Corp., Inc., Loan,
(Floating, ICE LIBOR USD 3M + 4.25%),
5.73%, 6/23/23	26,248	24,476

Pharmaceuticals - 0.6%
Alvogen Pharma US, Inc., Loan,
(Floating, ICE LIBOR USD 1M + 5.00%),
6.57%, 4/1/22	20,879	20,696

Refining & Marketing - 0.7%
CITGO Holding, Inc., Term Loan,
(Floating, ICE LIBOR USD 3M + 8.50%),
9.84%, 5/12/18	8,012	8,042
Gulf Finance LLC, Tranche B Term Loan,
(Floating, ICE LIBOR USD 3M + 5.25%),
6.95%, 8/25/23	21,477	19,222

		27,264

Retail - Consumer Discretionary - 0.6%
Bass Pro Group LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 5.00%),
6.57%, 9/25/24	23,840	23,699

Total Term Loans (Cost $121,915)		118,688

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.5%
Banks - 0.5%
GMAC Capital Trust I
(Floating, ICE LIBOR USD 3M + 5.79%),
7.20%(5)	644,209	$16,717

Total Preferred Stocks (Cost $15,209)		16,717

INVESTMENT COMPANIES - 0.6%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(6) (7)	23,252,582	23,253

Total Investment Companies (Cost $23,253)		23,253

Total Investments - 98.8% (Cost $3,600,389)		3,652,962

Other Assets less Liabilities - 1.2%		45,753

NET ASSETS - 100.0%		$3,698,715

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end. Maturity date represents the perpetual call date.
(3)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(4)	Restricted security that has been deemed illiquid. At December 31, 2017, the value of these restricted illiquid securities amounted to approximately $4,000,000 or 0.1% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
JPR Royalty Sub LLC,
14.00%, 9/1/20	3/10/11	$8,000

(5)	Variable rate security. Rate as of December 31, 2017 is disclosed.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2017 is disclosed.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued	DECEMBER 31, 2017 (UNAUDITED)

At December 31, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
BBB	3.8%
BB	22.1
B	51.4
CCC	20.9
Not Rated	1.3
Cash Equivalents	0.5

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$2,577,098	$—	$2,577,098
Foreign Issuer Bonds(1)	—	917,206	—	917,206
Term Loans(1)	—	118,688	—	118,688
Preferred Stocks(1)	16,717	—	—	16,717
Investment Companies	23,253	—	—	23,253

Total Investments	$39,970	$3,612,992	$—	$3,652,962

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio*	$192,157	$1,537,031	$1,729,188	$759	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	268,333	245,080	114	23,353	23,353

Total	$192,157	$1,805,364	$1,974,268	$873	$23,353	23,353

*	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

5Y - 5 Year

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

USD - United States Dollar

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT BOND FUND	DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 14.3%
Commercial Mortgage-Backed Securities - 7.1%
Commercial Mortgage Trust, Series 2014-CR19, Class A2
2.97%, 8/10/47	$390	$395
Commercial Mortgage Trust, Series 2015-PC1, Class A2
3.15%, 7/10/50	2,253	2,279
GS Mortgage Securities Trust, Series 2011-GC5, Class A4
3.71%, 8/10/44	5,530	5,719
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2
3.05%, 4/15/47	5,843	5,900
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C26, Class A2
3.02%, 1/15/48	900	907
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C28, Class A2
2.77%, 10/15/48	1,182	1,190
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C29, Class A2
2.92%, 5/15/48	750	758
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A2
2.43%, 8/15/49	5,960	5,916
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A2
2.85%, 6/15/47	2,275	2,292
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2
3.12%, 8/15/47	1,947	1,969
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2
3.10%, 12/15/47	1,976	2,004
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A2
2.98%, 7/15/50	700	708
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2
2.63%, 5/15/48	430	432
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2
3.02%, 7/15/58	3,425	3,462
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A2
3.04%, 5/15/47	1,505	1,518

		35,449

Credit Card - 5.7%
American Express Credit Account Master Trust, Series 2017-6, Class A
2.04%, 5/15/23	5,500	5,474
BA Credit Card Trust, Series 2017-A1, Class A1
1.95%, 8/15/22	5,000	4,978
Capital One Multi-Asset Execution Trust, Series 2016-A6, Class A6
1.82%, 9/15/22	2,730	2,715
Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4
1.99%, 7/17/23	5,200	5,167
Citibank Credit Card Issuance Trust, Series 2017-A8, Class A8
1.86%, 8/8/22	5,000	4,953
Discover Card Execution Note Trust, Series 2017-A6, Class A6
1.88%, 2/15/23	5,000	4,956

		28,243

Other - 1.5%
CNH Equipment Trust, Series 2017-A, Class A3
2.07%, 5/16/22	5,525	5,506
CNH Equipment Trust, Series 2017-C, Class A3
2.08%, 2/15/23	2,025	2,016

		7,522

Total Asset-Backed Securities (Cost $71,728)		71,214

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 49.2%
Aerospace & Defense - 1.7%
Lockheed Martin Corp.,
1.85%, 11/23/18	$795	$794
2.50%, 11/23/20	1,245	1,253
Northrop Grumman Corp.,
2.08%, 10/15/20	3,220	3,194
Raytheon Co.,
3.13%, 10/15/20	1,180	1,207
United Technologies Corp.,
1.50%, 11/1/19	1,900	1,878

		8,326

Automobiles Manufacturing - 4.7%
American Honda Finance Corp.,
1.70%, 2/22/19	335	334
1.20%, 7/12/19	535	528
2.25%, 8/15/19	673	674
(Floating, ICE LIBOR USD 3M + 0.34%),
1.75%, 2/14/20(1)	493	494
(Floating, ICE LIBOR USD 3M + 0.27%),
1.63%, 7/20/20(1)	1,000	1,002
Ford Motor Credit Co. LLC,
2.55%, 10/5/18	2,675	2,683
2.94%, 1/8/19	2,800	2,817
3.20%, 1/15/21	590	598
General Motors Financial Co., Inc.,
(Floating, ICE LIBOR USD 3M + 0.93%),
2.29%, 4/13/20(1)	2,985	3,015
(Floating, ICE LIBOR USD 3M + 0.54%),
1.93%, 11/6/20(1)	1,370	1,368
(Floating, ICE LIBOR USD 3M + 1.55%),
2.91%, 1/14/22(1)	620	635
Hyundai Capital America,
2.40%, 10/30/18(2)	500	499
2.00%, 7/1/19(2)	1,000	988
Nissan Motor Acceptance Corp.,
2.25%, 1/13/20(2)	2,145	2,141
2.15%, 9/28/20(2)	2,905	2,881
Toyota Motor Credit Corp.,
1.55%, 10/18/19	1,065	1,056
1.95%, 4/17/20	1,845	1,838

		23,551

Banks - 3.9%
BB&T Corp.,
(Floating, ICE LIBOR USD 3M + 0.57%),
2.16%, 6/15/20(1)	1,175	1,182
(Floating, ICE LIBOR USD 3M + 0.22%),
1.61%, 2/1/21(1)	1,145	1,140
(Floating, ICE LIBOR USD 3M + 0.65%),
2.34%, 4/1/22(1)	1,380	1,390
Capital One N.A.,
2.35%, 1/31/20	2,950	2,941
(Floating, ICE LIBOR USD 3M + 1.15%),
2.53%, 1/30/23 (1)	2,440	2,454
Citibank N.A.,
2.13%, 10/20/20	2,150	2,129
Discover Bank,
7.00%, 4/15/20	1,000	1,090
Fifth Third Bank,
(Floating, ICE LIBOR USD 3M + 0.25%),
1.63%, 10/30/20(1)	1,320	1,318
HSBC Bank USA N.A.,
4.88%, 8/24/20	1,630	1,724
PNC Bank N.A.,
2.00%, 5/19/20	1,000	992
SunTrust Banks, Inc.,
(Variable, ICE LIBOR USD 3M + 3.10%),
5.05%, 6/15/22(3)	3,000	3,038

		19,398

Biotechnology - 0.7%
Amgen, Inc.,
2.20%, 5/11/20	1,425	1,417
Gilead Sciences, Inc.,
1.85%, 9/20/19	680	677
Roche Holdings, Inc.,
(Floating, ICE LIBOR USD 3M + 0.34%),
2.03%, 9/30/19(1) (2)	1,380	1,385

		3,479

Cable & Satellite - 0.7%
Comcast Corp.,
5.70%, 7/1/19	295	310
5.15%, 3/1/20	2,584	2,739
Radiate Holdco LLC/Radiate Finance, Inc.,
6.63%, 2/15/25(2)	420	397

		3,446

Casinos & Gaming - 0.1%
Eldorado Resorts, Inc.,
7.00%, 8/1/23	425	454

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 49.2% continued
Chemicals - 0.6%
E.I. du Pont de Nemours & Co.,
4.63%, 1/15/20	$1,145	$1,201
Sherwin-Williams (The) Co.,
2.25%, 5/15/20	1,775	1,769

		2,970

Commercial Finance - 0.4%
Air Lease Corp.,
2.13%, 1/15/20	1,860	1,846

Communications Equipment - 0.1%
Cisco Systems, Inc.,
(Floating, ICE LIBOR USD 3M + 0.50%),
1.98%, 3/1/19(1)	150	151
2.45%, 6/15/20	505	508

		659

Construction Materials Manufacturing - 0.3%
Martin Marietta Materials, Inc.,
(Floating, ICE LIBOR USD 3M + 0.50%),
2.13%, 12/20/19(1)	1,450	1,452

Consumer Finance - 2.6%
Ally Financial, Inc.,
3.25%, 2/13/18	1,000	1,000
American Express Co.,
(Variable, ICE LIBOR USD 3M + 3.29%),
4.90%, 3/15/20(3)	1,320	1,346
(Floating, ICE LIBOR USD 3M + 0.33%),
1.71%, 10/30/20(1)	1,145	1,143
American Express Credit Corp.,
2.60%, 9/14/20	1,560	1,568
(Floating, ICE LIBOR USD 3M + 0.70%),
2.19%, 3/3/22(1)	1,395	1,403
Capital One Financial Corp.,
(Floating, ICE LIBOR USD 3M + 0.76%),
2.17%, 5/12/20(1)	1,235	1,241
2.50%, 5/12/20	1,215	1,213
(Floating, ICE LIBOR USD 3M + 0.45%),
1.83%, 10/30/20(1)	625	625
(Floating, ICE LIBOR USD 3M + 0.95%),
2.49%, 3/9/22(1)	2,340	2,347
Visa, Inc.,
2.20%, 12/14/20	1,092	1,091

		12,977

Consumer Products - 0.8%
Church & Dwight Co., Inc.,
(Floating, ICE LIBOR USD 3M + 0.15%),
1.52%, 1/25/19(1)	1,950	1,949
Kimberly-Clark Corp.,
1.40%, 2/15/19	555	551
Procter & Gamble (The) Co.,
1.90%, 11/1/19	1,370	1,367

		3,867

Consumer Services - 0.5%
Brink’s (The) Co.,
4.63%, 10/15/27(2)	1,115	1,093
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23(2)	500	555
Service Corp. International,
5.38%, 1/15/22	550	563

		2,211

Containers & Packaging - 0.2%
Packaging Corporation of America,
2.45%, 12/15/20	1,080	1,082

Diversified Banks - 5.0%
Bank of America Corp.,
2.25%, 4/21/20	1,000	1,001
(Variable, ICE LIBOR USD 3M + 0.63%),
2.33%, 10/1/21(3)	1,020	1,017
(Floating, ICE LIBOR USD 3M +1.18%),
2.54%, 10/21/22(1)	500	510
(Floating, ICE LIBOR USD 3M + 1.16%),
2.52%, 1/20/23(1)	1,390	1,419
Citigroup, Inc.,
(Floating, ICE LIBOR USD 3M + 0.79%),
2.14%, 1/10/20(1)	1,750	1,760
2.45%, 1/10/20	2,180	2,181
(Floating, ICE LIBOR USD 3M + 0.69%),
2.06%, 10/27/22(1)	1,190	1,188
(Floating, ICE LIBOR USD 3M + 1.43%),
2.91%, 9/1/23(1)	765	787
(Floating, ICE LIBOR USD 3M + 1.10%),
2.52%, 5/17/24(1)	555	564
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 3.47%),
7.90%, 4/30/18(3)	1,000	1,013
2.25%, 1/23/20	3,592	3,590

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 49.2% continued
Diversified Banks - 5.0% continued
(Variable, ICE LIBOR USD 3M + 3.80%),
5.30%, 5/1/20(3)	$875	$907
(Floating, ICE LIBOR USD 3M + 0.55%),
2.09%, 3/9/21(1)	1,455	1,458
(Floating, ICE LIBOR USD 3M + 0.68%),
2.16%, 6/1/21(1)	1,660	1,669
(Floating, ICE LIBOR USD 3M + 0.90%),
2.27%, 4/25/23(1)	2,000	2,023
(Floating, ICE LIBOR USD 3M + 0.85%),
2.33%, 1/10/25(1)	1,535	1,541
Wells Fargo & Co.,
(Variable, ICE LIBOR USD 3M + 3.77%),
7.98%, 3/15/18(3)	1,370	1,392
2.15%, 1/30/20	938	936

		24,956

Electrical Equipment Manufacturing - 0.5%
General Electric Co.,
2.20%, 1/9/20	1,015	1,014
Roper Technologies, Inc.,
3.00%, 12/15/20	1,395	1,412

		2,426

Entertainment Content - 0.3%
Time Warner, Inc.,
2.10%, 6/1/19	81	81
Walt Disney (The) Co.,
1.65%, 1/8/19	555	553
0.88%, 7/12/19	420	412
2.15%, 9/17/20	390	390

		1,436

Financial Services - 4.6%
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 3.32%),
4.63%, 3/1/22(3)	1,070	1,091
E*TRADE Financial Corp.,
(Variable, ICE LIBOR USD 3M + 3.16%),
5.30%, 3/15/23(3)	2,180	2,191
Goldman Sachs Group (The), Inc.,
(Variable, ICE LIBOR USD 3M + 3.92%),
5.38%, 5/10/20(3)	400	412
(Floating, ICE LIBOR USD 3M + 1.11%),
2.48%, 4/26/22(1)	2,215	2,241
(Floating, ICE LIBOR USD 3M + 0.78%),
2.16%, 10/31/22(1)	1,145	1,146
(Floating, ICE LIBOR USD 3M + 1.05%),
2.54%, 6/5/23(1)	3,710	3,743
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.25%, 2/1/22	1,660	1,697
Morgan Stanley,
2.65%, 1/27/20	2,620	2,632
(Floating, ICE LIBOR USD 3M + 0.80%),
2.21%, 2/14/20(1)	760	763
(Floating, ICE LIBOR USD 3M + 1.40%),
2.76%, 4/21/21(1)	1,685	1,731
(Floating, ICE LIBOR USD 3M + 1.18%),
2.54%, 1/20/22(1)	3,490	3,548
(Floating, ICE LIBOR USD 3M + 1.40%),
2.76%, 10/24/23(1)	1,615	1,661

		22,856

Food & Beverage - 4.6%
Anheuser-Busch InBev Finance, Inc.,
(Floating, ICE LIBOR USD 3M + 0.40%),
1.78%, 2/1/19(1)	1,345	1,349
1.90%, 2/1/19	1,086	1,084
2.65%, 2/1/21	600	603
Constellation Brands, Inc.,
3.88%, 11/15/19	2,625	2,696
2.25%, 11/6/20	2,425	2,403
JM Smucker (The) Co.,
2.20%, 12/6/19	2,481	2,477
Kraft Heinz Foods Co.,
(Floating, ICE LIBOR USD 3M + 0.82%),
2.23%, 8/10/22(1)	2,200	2,219
Mead Johnson Nutrition Co.,
3.00%, 11/15/20	205	208
Molson Coors Brewing Co.,
1.90%, 3/15/19	1,940	1,931
2.25%, 3/15/20	2,640	2,627
PepsiCo, Inc.,
1.35%, 10/4/19	2,406	2,377
1.85%, 4/30/20	1,142	1,133
2.15%, 10/14/20	300	300
2.00%, 4/15/21	1,145	1,132
Smithfield Foods, Inc.,
2.65%, 10/3/21(2)	350	345

		22,884

FIXED INCOME FUNDS     5    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 49.2% continued
Hardware - 0.4%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23(2)	$505	$546
Hewlett Packard Enterprise Co.,
2.10%, 10/4/19(2)	865	859
4.40%, 10/15/22	755	793

		2,198

Health Care Facilities & Services - 0.1%
Cardinal Health, Inc.,
2.40%, 11/15/19	575	575

Home & Office Products Manufacturing - 0.8%
Newell Brands, Inc.,
2.15%, 10/15/18	3,810	3,814

Home Improvement - 0.3%
ServiceMaster (The) Co. LLC,
5.13%, 11/15/24(2)	775	784
Stanley Black & Decker, Inc.,
2.45%, 11/17/18	900	903

		1,687

Homebuilders - 0.5%
DR Horton, Inc.,
2.55%, 12/1/20	1,305	1,303
Lennar Corp.,
2.95%, 11/29/20(2)	1,365	1,355

		2,658

Industrial Other - 0.1%
H&E Equipment Services, Inc.,
5.63%, 9/1/25(2)	660	690

Integrated Oils - 0.3%
Chevron Corp.,
2.19%, 11/15/19	640	641
Exxon Mobil Corp.,
1.71%, 3/1/19	815	813

		1,454

Life Insurance - 1.6%
MassMutual Global Funding II,
1.95%, 9/22/20(2)	1,545	1,527
Metropolitan Life Global Funding I,
1.75%, 9/19/19(2)	510	506
New York Life Global Funding,
1.55%, 11/2/18(2)	445	444
Pricoa Global Funding I,
2.45%, 9/21/22(2)	635	629
Principal Life Global Funding II,
2.15%, 1/10/20(2)	1,425	1,419
Protective Life Global Funding,
2.16%, 9/25/20(2)	3,165	3,131
2.62%, 8/22/22(2)	320	316

		7,972

Machinery Manufacturing - 1.3%
Caterpillar Financial Services Corp.,
1.35%, 5/18/19	1,205	1,193
(Floating, ICE LIBOR USD 3M + 0.51%),
1.86%, 1/10/20(1)	940	947
(Floating, ICE LIBOR USD 3M + 0.59%),
2.10%, 6/6/22(1)	1,380	1,391
John Deere Capital Corp.,
(Floating, ICE LIBOR USD 3M + 0.29%),
1.64%, 10/9/19(1)	1,625	1,630
(Floating, ICE LIBOR USD 3M + 0.30%),
1.86%, 3/13/20(1)	1,145	1,148

		6,309

Managed Care - 0.3%
UnitedHealth Group, Inc.,
1.70%, 2/15/19	795	792
(Floating, ICE LIBOR USD 3M + 0.07%),
1.44%, 10/15/20(1)	710	709

		1,501

Mass Merchants - 0.2%
Costco Wholesale Corp.,
1.75%, 2/15/20	920	914

Medical Equipment & Devices Manufacturing - 0.7%
Abbott Laboratories,
5.13%, 4/1/19	480	497
Becton Dickinson and Co.,
2.40%, 6/5/20	1,610	1,601
Zimmer Biomet Holdings, Inc.,
2.00%, 4/1/18	1,500	1,501

		3,599

Metals & Mining - 0.3%
AK Steel Corp.,
6.38%, 10/15/25	1,115	1,104
Joseph T Ryerson & Son, Inc.,
11.00%, 5/15/22(2)	495	554

		1,658

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 49.2% continued
Oil & Gas Services & Equipment - 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
2.77%, 12/15/22(2)	$475	$474
Noble Holding US LLC/Noble Drilling Services 6 LLC/Noble Drilling Holding LLC,
7.50%, 3/15/19	1,055	1,080

		1,554

Pharmaceuticals - 0.6%
AbbVie, Inc.,
2.50%, 5/14/20	2,383	2,390
Bristol-Myers Squibb Co.,
1.75%, 3/1/19	380	379
Pfizer, Inc.,
2.10%, 5/15/19	360	361

		3,130

Pipeline - 0.9%
Energy Transfer L.P./Regency Energy Finance Corp.,
5.88%, 3/1/22	760	831
Enterprise Products Operating LLC,
1.65%, 5/7/18	1,365	1,363
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/1/25	1,060	1,076
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%),
6.13%, 11/15/22(3)	650	649
Plains All American Pipeline L.P./ PAA Finance Corp.,
2.60%, 12/15/19	765	761

		4,680

Power Generation - 0.0%
Exelon Generation Co. LLC,
2.95%, 1/15/20	98	99

Property & Casualty Insurance - 0.6%
American International Group, Inc.,
2.30%, 7/16/19	725	724
Berkshire Hathaway, Inc.,
2.10%, 8/14/19	2,100	2,101

		2,825

Publishing & Broadcasting - 0.4%
21st Century Fox America, Inc.,
7.25%, 5/18/18	460	469
CBS Radio, Inc.,
7.25%, 11/1/24(2)	765	807
Discovery Communications LLC,
2.20%, 9/20/19	765	761

		2,037

Railroad - 0.1%
Union Pacific Corp.,
1.80%, 2/1/20	325	323

Real Estate - 0.5%
Howard Hughes (The) Corp.,
5.38%, 3/15/25(2)	870	892
Iron Mountain, Inc.,
4.88%, 9/15/27(2)	875	875
iStar, Inc.,
6.50%, 7/1/21	840	872

		2,639

Retail - Consumer Discretionary - 1.2%
Amazon.com, Inc.,
2.60%, 12/5/19	1,280	1,293
1.90%, 8/21/20(2)	767	761
eBay, Inc.,
2.15%, 6/5/20	600	596
Home Depot (The), Inc.,
(Floating, ICE LIBOR USD 3M + 0.15%),
1.64%, 6/5/20(1)	1,230	1,232
1.80%, 6/5/20	1,095	1,086
Penske Automotive Group, Inc.,
5.50%, 5/15/26	950	964

		5,932

Semiconductors - 1.4%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
2.38%, 1/15/20(2)	750	745
2.20%, 1/15/21(2)	2,850	2,787
Intel Corp.,
2.45%, 7/29/20	1,005	1,016
QUALCOMM, Inc.,
(Floating, ICE LIBOR USD 3M + 0.45%),
1.89%, 5/20/20(1)	1,090	1,090
2.10%, 5/20/20	1,160	1,155

		6,793

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 49.2% continued
Software & Services - 0.4%
Oracle Corp.,
(Floating, ICE LIBOR USD 3M + 0.58%),
1.94%, 1/15/19(1)	$610	$613
2.25%, 10/8/19	306	308
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24(2)	1,145	1,288

		2,209

Tobacco - 1.8%
Altria Group, Inc.,
2.63%, 1/14/20	275	277
BAT Capital Corp.,
(Floating, ICE LIBOR USD 3M + 0.88%),
2.30%, 8/15/22(1) (2)	1,015	1,027
Philip Morris International, Inc.,
1.88%, 11/1/19	3,130	3,111
2.00%, 2/21/20	1,265	1,257
Reynolds American, Inc.,
2.30%, 6/12/18	1,850	1,852
3.25%, 6/12/20	1,173	1,192

		8,716

Utilities - 1.4%
Dominion Energy Gas Holdings LLC,
2.80%, 11/15/20	270	272
Dominion Energy, Inc.,
1.88%, 1/15/19	1,520	1,516
Georgia Power Co.,
2.00%, 3/30/20	1,825	1,813
2.00%, 9/8/20	1,555	1,546
Public Service Enterprise Group, Inc.,
1.60%, 11/15/19	1,935	1,903

		7,050

Waste & Environment Services & Equipment - 0.2%
Advanced Disposal Services, Inc.,
5.63%, 11/15/24(2)	760	777

Wireless Telecommunications Services - 0.1%
AT&T, Inc.,
(Floating, ICE LIBOR USD 3M + 0.89%),
2.30%, 2/14/23(1)	645	650

Wireline Telecommunications Services - 0.1%
Frontier Communications Corp.,
10.50%, 9/15/22	890	673

Total Corporate Bonds (Cost $245,703)		245,392

FOREIGN ISSUER BONDS - 17.0%
Banks - 5.8%
Australia & New Zealand Banking Group Ltd.,
(Floating, ICE LIBOR USD 3M + 0.58%),
1.98%, 11/9/22(1) (2)	2,685	2,685
Canadian Imperial Bank of Commerce,
(Floating, ICE LIBOR USD 3M + 0.31%),
1.65%, 10/5/20(1)	1,515	1,512
(Floating, ICE LIBOR USD 3M + 0.72%),
2.32%, 6/16/22(1)	1,680	1,686
Commonwealth Bank of Australia,
2.05%, 9/18/20(2)	3,230	3,196
(Floating, ICE LIBOR USD 3M + 0.70%),
2.24%, 3/10/22(1) (2)	930	935
Cooperatieve Rabobank U.A.,
(Floating, ICE LIBOR USD 3M + 0.83%),
2.18%, 1/10/22(1)	460	467
Danske Bank A/S,
(Floating, ICE LIBOR USD 3M + 0.51%),
2.00%, 3/2/20(1) (2)	1,510	1,515
DBS Group Holdings Ltd.,
(Floating, ICE LIBOR USD 3M + 0.49%),
2.01%, 6/8/20(1) (2)	2,640	2,645
DNB Bank ASA,
2.13%, 10/2/20(2)	2,670	2,645
ING Groep N.V.,
(Floating, ICE LIBOR USD 3M + 1.15%),
2.84%, 3/29/22(1)	2,365	2,410
National Bank of Canada,
(Floating, ICE LIBOR USD 3M + 0.33%),
1.71%, 11/2/20(1)	1,840	1,839
Santander UK Group Holdings PLC,
2.88%, 10/16/20	1,200	1,204
Skandinaviska Enskilda Banken AB,
(Floating, ICE LIBOR USD 3M + 0.57%),
2.13%, 9/13/19(1) (2)	2,040	2,053
Sumitomo Mitsui Banking Corp.,
2.45%, 1/16/20	350	350

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 17.0% continued
Banks - 5.8% continued
Svenska Handelsbanken AB,
(Floating, ICE LIBOR USD 3M + 0.49%),
2.00%, 9/6/19(1)	$1,520	$1,527
Swedbank AB,
(Floating, ICE LIBOR USD 3M + 0.70%),
2.27%, 3/14/22(1) (2)	705	712
Westpac Banking Corp.,
(Floating, ICE LIBOR USD 3M + 0.43%),
1.94%, 3/6/20(1)	1,520	1,526

		28,907

Cable & Satellite - 0.6%
Altice Financing S.A.,
6.63%, 2/15/23(2)	650	681
Altice Luxembourg S.A.,
7.75%, 5/15/22(2)	980	965
VTR Finance B.V.,
6.88%, 1/15/24(2)	415	438
Ziggo Secured Finance B.V.,
5.50%, 1/15/27(2)	755	749

		2,833

Commercial Finance - 0.2%
Aircastle Ltd.,
5.00%, 4/1/23	1,225	1,291

Consumer Products - 1.3%
Reckitt Benckiser Treasury Services PLC,
(Floating, ICE LIBOR USD 3M + 0.56%),
2.23%, 6/24/22(1) (2)	6,350	6,348

Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
7.25%, 5/15/24(2)	530	577

Diversified Banks - 3.6%
Banco Santander S.A.,
(Floating, ICE LIBOR USD 3M + 1.56%),
2.92%, 4/11/22(1)	1,000	1,027
(Floating, ICE LIBOR USD 3M + 1.09%),
2.55%, 2/23/23(1)	2,220	2,234
Bank of Nova Scotia,
(Variable, ICE LIBOR USD 3M + 2.65%),
4.65%, 10/12/22(3)	2,100	2,087
Bank of Nova Scotia (The),
(Floating, ICE LIBOR USD 3M + 0.64%),
2.16%, 3/7/22(1)	1,390	1,394
HSBC Holdings PLC,
(Variable, USD ICE Swap Rate 5Y + 3.63%),
5.63%, 1/17/20(3)	1,705	1,760
(Floating, ICE LIBOR USD 3M + 1.50%),
2.84%, 1/5/22(1)	1,225	1,266
Mitsubishi UFJ Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.92%),
2.37%, 2/22/22(1)	1,220	1,231
(Floating, ICE LIBOR USD 3M + 0.79%),
2.16%, 7/25/22(1)	400	401
Mizuho Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.94%),
2.41%, 2/28/22(1)	2,350	2,371
Nordea Bank AB,
(Variable, USD ICE Swap Rate 5Y + 3.56%),
5.50%, 9/23/19(2) (3)	1,430	1,468
Royal Bank of Canada,
(Floating, ICE LIBOR USD 3M + 0.38%),
1.87%, 3/2/20(1)	810	813
(Floating, ICE LIBOR USD 3M + 0.24%),
1.61%, 10/26/20(1)	1,135	1,134
Royal Bank of Scotland Group PLC,
(Floating, ICE LIBOR USD 3M + 1.47%),
2.89%, 5/15/23(1)	835	844

		18,030

Electrical Equipment Manufacturing - 2.0%
Siemens Financieringsmaatschappij N.V.,
1.30%, 9/13/19(2)	2,420	2,384
(Floating, ICE LIBOR USD 3M + 0.32%),
1.88%, 9/13/19(1) (2)	1,670	1,677
(Floating, ICE LIBOR USD 3M + 0.34%),
1.94%, 3/16/20(1) (2)	850	853
2.20%, 3/16/20(2)	3,690	3,684
(Floating, ICE LIBOR USD 3M + 0.61%),
2.21%, 3/16/22(1) (2)	1,390	1,403

		10,001

Financial Services - 1.4%
GE Capital International Funding Co. Unlimited Co.,
2.34%, 11/15/20	2,208	2,198
UBS A.G.,
2.20%, 6/8/20(2)	3,185	3,165

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 17.0% continued
Financial Services - 1.4% continued
UBS Group Funding Switzerland A.G.,
(Floating, ICE LIBOR USD 3M + 1.22%),
2.68%, 5/23/23(1) (2)	$1,200	$1,219
(Floating, ICE LIBOR USD 3M + 0.95%),
2.37%, 8/15/23(1) (2)	505	507

		7,089

Food & Beverage - 0.3%
Danone S.A.,
1.69%, 10/30/19(2)	1,775	1,754

Integrated Oils - 0.6%
BP Capital Markets PLC,
1.77%, 9/19/19	420	418
4.50%, 10/1/20	320	338
Shell International Finance B.V.,
1.38%, 5/10/19	540	535
1.38%, 9/12/19	1,060	1,047
2.25%, 11/10/20	490	490

		2,828

Machinery Manufacturing - 0.2%
Pentair Finance S.a.r.l.,
2.65%, 12/1/19	805	802

Metals & Mining - 0.1%
FMG Resources (August 2006) Pty. Ltd.,
9.75%, 3/1/22(2)	505	559

Pharmaceuticals - 0.5%
Shire Acquisitions Investments Ireland DAC,
1.90%, 9/23/19	2,405	2,383

Pipeline - 0.2%
TransCanada PipeLines Ltd.,
(Variable, ICE LIBOR USD 3M + 2.21%),
3.63%, 5/15/67(1)	1,050	961

Wireline Telecommunications Services - 0.1%
Deutsche Telekom International Finance B.V.,
2.23%, 1/17/20(2)	635	632

Total Foreign Issuer Bonds (Cost $85,080)		84,995

U.S. GOVERNMENT AGENCIES - 0.6%(4)
Fannie Mae - 0.1%
Pool #555649,
7.50%, 10/1/32	22	24
Pool #893082,
(Floating, ICE LIBOR USD 1Y + 1.91%),
3.67%, 9/1/36(1)	136	144
Pool #AD0915,
5.50%, 12/1/38	49	54
Pool #AI3471,
5.00%, 6/1/41	163	176

		398

Federal Farm Credit Bank - 0.4%
Federal Farm Credit Banks,
(Floating, ICE LIBOR USD 1M + 0.04%),
1.53%, 3/16/20(1)	2,060	2,063

Freddie Mac - 0.0%
Pool #1B3617,
(Floating, ICE LIBOR USD 1Y + 1.92%),
3.67%, 10/1/37(1)	154	163

Freddie Mac Gold - 0.1%
Pool #A92650,
5.50%, 6/1/40	189	207

Total U.S. Government Agencies (Cost $2,809)		2,831

U.S. GOVERNMENT OBLIGATIONS - 17.7%
U.S. Treasury Inflation Indexed Notes - 0.0%
0.13%, 4/15/18	5	5
1.38%, 7/15/18	5	6

		11

U.S. Treasury Notes - 17.7%
1.88%, 12/31/19	3,500	3,499
1.38%, 9/15/20	9,710	9,572
1.88%, 12/15/20	75,745	75,526

		88,597

Total U.S. Government Obligations (Cost $88,793)		88,608

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.9%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(5) (6)	4,329,111	$4,329

Total Investment Companies (Cost $4,329)		4,329

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
1.12%, 1/25/18(7) (8)	$1,000	$999

Total Short-Term Investments (Cost $999)		999

Total Investments - 99.9% (Cost $499,441)		498,368

Other Assets less Liabilities - 0.1%		404

NET ASSETS - 100.0%		$498,772

(1)	Variable rate security. Rate as of December 31, 2017 is disclosed.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end. Maturity date represents the perpetual call date.
(4)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2017 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged related to the Fund’s investment in futures contracts during the period. As of December 31, 2017, the Fund did not hold any open futures contracts.

Percentages shown are based on Net Assets.

At December 31, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENT
U.S. Treasury	18.0%
U.S. Agency	0.6
AAA	14.4
AA	6.9
A	29.6
BBB	23.3
BB	3.4
B	2.6
CCC	0.3
Cash Equivalents	0.9

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$71,214	$—	$71,214
Corporate Bonds(1)	—	245,392	—	245,392
Foreign Issuer Bonds(1)	—	84,995	—	84,995
U.S. Government Agencies(1)	—	2,831		2,831
U.S. Government Obligations(1)	—	88,608		88,608
Investment Companies	4,329	—		4,329
Short-Term Investments	—	999	—	999

Total Investments	$4,329	$494,039	$—	$498,368

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio*	$4,816	$283,576	$288,392	$42	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	112,408	108,079	23	4,329	4,329

Total	$4,816	$395,984	$396,471	$65	$4,329	4,329

*	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

1Y - 1 Year

5Y - 5 Year

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

USD - United States Dollar

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND	DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.6%(1)
Fannie Mae - 25.5%
0.00%, 10/9/19(2)	$950	$915
1.50%, 2/28/20	2,000	1,979
Pool #555649,
7.50%, 10/1/32	42	46
Pool #893082,
(Floating, ICE LIBOR USD 1Y + 1.91%),
3.67%, 9/1/36(3)	363	384
Pool #AB6782,
2.50%, 11/1/27	897	902
Pool #AL1869,
3.00%, 6/1/27	603	616
Pool #AO7970,
2.50%, 6/1/27	808	812
Pool #AS7568,
4.50%, 7/1/46	3,203	3,411
Pool #AS8807,
3.50%, 2/1/47	1,414	1,452
Pool #BD1165,
3.00%, 10/1/46	1,231	1,232
Pool #BE3619,
4.00%, 5/1/47	1,106	1,158
Pool #BE3702,
4.00%, 6/1/47	1,027	1,075
Pool #BE5651,
3.00%, 2/1/47	768	768
Pool #BH1179,
4.00%, 6/1/47	1,112	1,163
Pool #MA2864,
3.50%, 1/1/47	957	983
Pool #MA2907,
4.00%, 2/1/47	1,485	1,554
Pool #MA2929,
3.50%, 3/1/47	966	992
Pool #MA2995,
4.00%, 5/1/47	1,538	1,610
Pool #MA3027,
4.00%, 6/1/47	1,091	1,141
Pool #MA3149,
4.00%, 10/1/47	1,154	1,208
Pool TBA,
1/18/47(4)	5,800	6,010

		29,411

Federal Home Loan Bank - 5.0%
1.38%, 9/28/20	5,025	4,937
3.00%, 9/11/26	750	770

		5,707

Freddie Mac - 3.2%
1.75%, 6/29/20	2,250	2,233
Pool #1J0365,
(Floating, ICE LIBOR USD 1Y + 1.88%),
3.62%, 4/1/37(3)	244	255
Pool #1J2840,
(Floating, ICE LIBOR USD 1Y + 1.90%),
3.65%, 9/1/37(3)	686	723
Pool #1Q0323,
(Floating, ICE LIBOR USD 1Y + 1.90%),
4.62%, 5/1/37(3)	496	521
Pool #410092,
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.16%),
3.09%, 11/1/24(3)	6	6

		3,738

Freddie Mac Gold - 1.8%
Pool #G08617,
4.50%, 11/1/44	761	810
Pool #V60613,
2.50%, 9/1/29	1,284	1,284

		2,094

Government National Mortgage Association - 3.1%
Series 2012-123, Class A,
1.04%, 7/16/46	1,963	1,787
Series 2013-17, Class AF,
1.21%, 11/16/43	1,839	1,774

		3,561

Total U.S. Government Agencies (Cost $45,097)		44,511

U.S. GOVERNMENT OBLIGATIONS - 60.3%
U.S. Treasury Inflation Indexed Notes - 4.0%
0.13%, 4/15/19	1,110	1,166
0.13%, 4/15/20	1,110	1,167
0.13%, 4/15/21	1,125	1,166
0.13%, 4/15/22	1,160	1,168

		4,667

U.S. Treasury Notes - 56.3%
1.75%, 11/30/19	15,320	15,282

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 60.3% continued
U.S. Treasury Notes - 56.3% continued
1.88%, 12/15/20	$31,990	$31,898
2.00%, 11/30/22	17,875	17,712

		64,892

Total U.S. Government Obligations (Cost $69,706)		69,559

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 8.2%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(5) (6)	9,488,786	$9,489

Total Investment Companies (Cost $9,489)		9,489

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.0%
U.S. Treasury Bill,
1.12%, 1/25/18(7) (8)	$1,150	$1,149

Total Short-Term Investments (Cost $1,149)		1,149

Total Investments - 108.1% (Cost $125,441)		124,708

Liabilities less Other Assets - (8.1%)		(9,381)

NET ASSETS - 100.0%		$115,327

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Zero coupon bond.
(3)	Variable rate security. Rate as of December 31, 2017 is disclosed.
(4)	When-Issued Security. Coupon rate is not in effect at December 31, 2017.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2017 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At December 31, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
10-Year U.S. Treasury Note	(37)	$4,590	Short	3/18	$28
U.S. Treasury Long Bond	(22)	3,366	Short	3/18	6

Total					$34

At December 31, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	61.3%
U.S. Agency	33.8
Cash Equivalents	4.9

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$44,511	$—	$44,511
U.S. Government Obligations(1)	—	69,559	—	69,559
Investment Companies	9,489	—	—	9,489
Short-Term Investments	—	1,149	—	1,149

Total Investments	$9,489	$115,219	$—	$124,708

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$34	$—	$—	$34

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$5,564	$234,862	$230,937	$57	$9,489	9,489

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

TBA - To Be Announced

USD - United States Dollar

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 5.1%
Automobiles Manufacturing - 1.8%
Ford Motor Credit Co. LLC,
2.34%, 11/2/20	$20,000	$19,810
(Floating, ICE LIBOR USD 3M + 1.27%),
2.96%, 3/28/22(1)	18,341	18,646
General Motors Financial Co., Inc.,
(Floating, ICE LIBOR USD 3M + 2.06%),
3.42%, 1/15/19(1)	22,000	22,375
Hyundai Capital America,
2.40%, 10/30/18(2)	12,500	12,488

		73,319

Banks - 0.6%
Capital One N.A.,
2.35%, 8/17/18	5,500	5,509
2.35%, 1/31/20	15,000	14,955
KeyBank N.A.,
1.60%, 8/22/19	4,000	3,956

		24,420

Consumer Finance - 0.2%
Synchrony Financial,
(Floating, ICE LIBOR USD 3M + 1.23%),
2.61%, 2/3/20(1)	9,000	9,126

Diversified Banks - 0.4%
Bank of America Corp.,
(Floating, ICE LIBOR USD 3M + 1.07%),
2.73%, 3/22/18(1)	2,000	2,004
(Floating, ICE LIBOR USD 3M + 1.04%),
2.40%, 1/15/19(1)	5,000	5,041
Citigroup, Inc.,
2.05%, 6/7/19	8,000	7,977

		15,022

Financial Services - 1.1%
Goldman Sachs Group (The), Inc.,
2.30%, 12/13/19	25,000	24,984
Morgan Stanley,
(Floating, ICE LIBOR USD 3M + 1.28%),
2.65%, 4/25/18(1)	4,000	4,013
2.45%, 2/1/19	5,500	5,514
(Floating, ICE LIBOR USD 3M + 1.40%),
2.76%, 4/21/21(1)	10,000	10,272

		44,783

Oil & Gas Services & Equipment - 0.5%
Schlumberger Holdings Corp.,
2.35%, 12/21/18(2)	20,000	20,045

Tobacco - 0.4%
Philip Morris International, Inc.,
2.00%, 2/21/20	13,835	13,749
Reynolds American, Inc.,
2.30%, 6/12/18	5,000	5,006

		18,755

Wireless Telecommunications Services - 0.1%
AT&T, Inc.,
(Floating, ICE LIBOR USD 3M + 0.89%),
2.30%, 2/14/23(1)	5,000	5,039

Total Corporate Bonds (Cost $209,603)		210,509

FOREIGN ISSUER BONDS - 2.5%
Banks - 0.3%
ING Groep N.V.,
(Floating, ICE LIBOR USD 3M + 1.15%),
2.84%, 3/29/22(1)	15,030	15,318

Diversified Banks - 1.1%
HSBC Holdings PLC,
(Floating, ICE LIBOR USD 3M + 1.66%),
3.12%, 5/25/21(1)	10,000	10,378
Societe Generale S.A.,
(Floating, ICE LIBOR USD 3M + 1.08%),
2.77%, 10/1/18(1)	24,000	24,168
Sumitomo Mitsui Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 1.68%),
3.22%, 3/9/21(1)	10,000	10,341

		44,887

Financial Services - 0.6%
UBS Group Funding Switzerland A.G.,
(Floating, ICE LIBOR USD 3M + 1.44%),
3.11%, 9/24/20(1) (2)	25,000	25,552

Pharmaceuticals - 0.5%
Allergan Funding SCS,
2.35%, 3/12/18	9,500	9,508
Mylan N.V.,
3.00%, 12/15/18	10,000	10,053

		19,561

Total Foreign Issuer Bonds (Cost $103,526)		105,318

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 0.6%(3)
Fannie Mae - 0.6%
0.88%, 8/2/19	$24,000	$23,615

Total U.S. Government Agencies (Cost $23,978)		23,615

U.S. GOVERNMENT OBLIGATIONS - 0.7%
U.S. Treasury Notes - 0.7%
0.75%, 7/15/19	30,000	29,495

Total U.S. Government Obligations (Cost $29,974)		29,495

MUNICIPAL BONDS - 68.9%
Alabama - 1.1%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Bonds, Series A,
5.00%, 9/1/19	2,000	2,114
Alabama State G.O. Unlimited Bonds, Series B,
5.00%, 11/1/18	5,045	5,192
Alabama State HFA MFH Revenue Bonds, Series D, Summit Ridge Apartments Project (FHA Insured),
1.35%, 7/1/19(4) (5)	3,135	3,113
Alabama State Public School & College Authority Revenue Refunding Bonds, Series B,
5.00%, 1/1/20	24,500	26,119
Mobile IDB PCR Bonds, Alabama Power Company Barry Plant Project,
1.85%, 3/24/20(4) (5)	10,000	9,952
Mobile Warrants G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/15/19	1,295	1,345

		47,835

Alaska - 1.0%
Alaska State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/18	4,900	4,998
Alaska State Industrial Development & Export Authority LANS, YKHC Project,
3.50%, 12/1/20	23,000	23,379
Anchorage General Purpose G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/18	12,085	12,365

		40,742

Arizona - 1.1%
Chandler G.O. Limited Refunding Bonds,
3.00%, 7/1/20	520	538
Maricopa County Community College District G.O. Unlimited Refunding Bonds,
5.00%, 7/1/19	3,245	3,411
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/19	2,700	2,763
Phoenix Civic Improvement Corp. Subordinated Excise TRB, Series A,
5.00%, 7/1/19	5,000	5,252
Phoenix G.O. Limited Refunding Bonds, Series C,
4.00%, 7/1/19	10,650	11,037
Phoenix G.O. Unlimited Refunding Bonds,
5.00%, 7/1/18	11,000	11,195
5.00%, 7/1/19	8,000	8,409
Phoenix IDA Revenue Bonds, La Palmilla Apartments Project,
1.10%, 11/1/18	4,500	4,481

		47,086

California - 9.8%
California State Department of Water Resources Central Valley Project Water System Variable Revenue Bonds, Series AU,
(Floating, SIFMA Municipal Swap Index Yield + 0.22%),
1.93%, 12/1/20(5)	30,000	29,878
California State G.O. Unlimited Bonds,
5.00%, 8/1/18	9,510	9,706
(Floating, SIFMA Municipal Swap Index Yield + 0.38%),
2.09%, 12/1/22(5)	20,000	19,986
California State G.O. Unlimited Refunding Bonds,
5.00%, 3/1/18	12,125	12,196

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 68.9% continued
California - 9.8% continued
5.00%, 8/1/18	$16,100	$16,432
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, The J. Paul Getty Trust,
(Floating, SIFMA Municipal Swap Index Yield + 0.28%),
1.99%, 4/2/18(5)	21,350	21,350
California State Various Purpose G.O. Unlimited Bonds,
5.50%, 4/1/18	4,000	4,040
California State Various Purpose G.O. Unlimited Refunding Bonds,
4.00%, 11/1/19	15,000	15,651
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding Bonds, Proposition A First Tier Senior,
5.00%, 7/1/18	6,280	6,394
Los Angeles County TRANS,
5.00%, 6/29/18	25,000	25,441
Los Angeles Department of Airports Subordinate Revenue Bonds, Series A (AMT),
5.00%, 5/15/18	1,500	1,520
5.00%, 5/15/19	2,000	2,089
Los Angeles Multifamily Housing Revenue Bonds, Series R, Gilbert Lindsay Apartments,
1.30%, 7/1/19	3,500	3,477
Los Angeles TRANS,
5.00%, 6/28/18	50,000	50,871
Metropolitan Water District of Southern California State Variable Subordinate Revenue Bonds, Series C,
(Floating, SIFMA Municipal Swap Index Yield + 0.05%),
1.76%, 7/18/18(5)	6,500	6,500
Metropolitan Water District of Southern California State Variable Subordinate Revenue Refunding Bonds, Series D,
(Floating, SIFMA Municipal Swap Index Yield + 0.05%),
1.76%, 7/18/18(5)	25,000	25,000
Metropolitan Water District of Southern California State Variable Subordinate Revenue Refunding Bonds, Series E,
(Floating, SIFMA Municipal Swap Index Yield + 0.05%),
1.76%, 7/18/18(5)	20,000	19,999
Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/19	3,600	3,796
Orange County Sanitation District Revenue Refunding Bonds COPS, Series B, Certificates Anticipation Notes,
2.00%, 12/15/18	47,000	47,253
Riverside County Teeter Revenue Notes, Series 2017-A,
3.00%, 10/25/18	13,000	13,165
Riverside Water Variable Revenue Refunding Bonds, Series A,
(Floating, SIFMA Municipal Swap Index Yield + 0.63%),
2.34%, 1/15/20(5)	5,800	5,800
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series R-3,
5.00%, 7/1/18	10,000	10,180
San Francisco Bay Area Toll Bridge Authority Index Rate Revenue Refunding Bonds,
(Floating, ICE LIBOR USD 3M + 0.55%),
1.74%, 4/1/21(5)	28,500	28,577
San Francisco Bay Area Toll Bridge Authority Revenue Bonds,
1.38%, 4/1/20(4) (5)	28,000	27,721

		407,022

Colorado - 0.3%
Colorado Springs Utilities System Revenue Refunding Bonds, Series A-3,
5.00%, 11/15/19	4,755	5,046

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 68.9% continued
Colorado - 0.3% continued
E-470 Public Highway Authority Senior Variable Revenue Refunding Bonds, Libor Index,
(Floating, ICE LIBOR USD 1M + 1.05%),
2.10%, 9/1/21(5)	$6,000	$6,072

		11,118

Connecticut - 3.6%
Connecticut State G.O. Unlimited Bonds,
5.00%, 8/1/18	15,000	15,289
Connecticut State G.O. Unlimited Bonds, Series A, SIFMA Index,
(Floating, SIFMA Municipal Swap Index Yield + 0.42%),
2.13%, 3/1/18(1)	2,500	2,500
Connecticut State G.O. Unlimited Bonds, Series B, SIFMA Index,
(Floating, SIFMA Municipal Swap Index Yield + 0.49%),
2.20%, 3/1/19(1)	1,500	1,501
Connecticut State G.O. Unlimited Bonds, Series D, SIFMA Index,
(Floating, SIFMA Municipal Swap Index Yield + 0.88%),
2.59%, 8/15/18(6)	1,500	1,504
Connecticut State G.O. Unlimited Bonds, Series E,
4.00%, 10/15/19	8,000	8,306
Connecticut State Health & Educational Facilities Authority Adjustable Revenue Bonds, Series U2, Yale University,
1.00%, 2/6/19(4) (5)	17,435	17,333
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A-1, Yale University,
1.00%, 7/1/19(4) (5)	16,300	16,137
Connecticut State Health and Educational Facilities Authority Revenue Bonds, Series A, Yale University Issue, 1.30%, 2/3/20(4) (5)	26,000	25,698
Connecticut State HFA Housing Mortgage Finance Program Revenue Bonds, Series F-4,
3.25%, 6/1/20	1,050	1,087
Enfield G.O. Unlimited BANS,
2.25%, 8/8/18	36,000	36,160
Fairfield G.O. Unlimited BANS,
2.50%, 7/12/18	5,000	5,028
Greenwich G.O. Unlimited Bonds,
5.00%, 1/15/19	11,600	12,022
5.00%, 1/15/20	5,500	5,874

		148,439

Florida - 3.3%
Broward County Airport System Revenue Bonds, Series A (AMT),
5.00%, 10/1/18	2,500	2,563
Broward County Water & Sewer Utility Revenue Bonds, Series A, Prerefunded,
5.00%, 10/1/18(7)	2,745	2,816
Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1,
5.00%, 6/1/18	6,870	6,968
5.00%, 6/1/19	9,355	9,778
Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1, Coastal Account,
5.00%, 6/1/18	12,200	12,374
5.00%, 6/1/19	25,335	26,481
5.00%, 6/1/20	17,000	18,244
Escambia County Solid Waste Disposal Revenue Bonds, Gulf Power Company Project,
1.80%, 11/19/20(4) (5)	13,000	12,928
Florida State Board of Public Education Capital Outlay 2011 G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/20	525	567
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A (State Gtd.),
5.00%, 6/1/20	5,130	5,541
Florida State Board of Public Education Lottery Revenue Refunding Bonds, Series A,
5.00%, 7/1/20	15,010	16,245

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 68.9% continued
Florida - 3.3% continued
Florida State Housing Finance Corp. MFH Revenue Notes, Series C, Timber Sound Apartments,
1.30%, 4/1/19	$5,775	$5,738
Florida State Turnpike Authority Revenue Refunding Bonds, Series A, Department of Transportation,
5.00%, 7/1/18	2,000	2,035
JEA Electric System Subordinated Revenue Refunding Bonds, Series A,
5.00%, 10/1/18	3,000	3,076
Monroe County School District Sales TRB (AGM Insured),
4.00%, 10/1/19	2,100	2,177
Reedy Creek Improvement District Utilities Revenue Refunding Bonds, Series 2,
5.00%, 10/1/19	2,000	2,113
South Broward Hospital District Revenue Refunding Bonds, Prerefunded,
5.00%, 5/1/18(7)	3,000	3,034
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds,
5.00%, 10/1/18	4,000	4,106

		136,784

Georgia - 1.9%
Atkinson Coffee Counties Joint Development Authority Revenue LANS, SGSC Real Estate Foundation V,
1.65%, 12/1/19	24,425	24,269
Atlanta Airport General Revenue Refunding Bonds, Series A,
5.00%, 1/1/19	6,170	6,382
Atlanta Water & Wastewater Revenue Bonds, Series A (NATL Insured),
5.50%, 11/1/18	15,305	15,815
Clark County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 9/1/19	2,500	2,640
Douglas County Sales Tax G.O. Unlimited Bonds,
5.00%, 4/1/20	2,000	2,146
Georgia State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/1/20	2,500	2,707
Georgia State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 7/1/20	12,300	13,319
Gwinnett County School District G.O. Unlimited Bonds, Prerefunded,
5.00%, 2/1/18(7)	1,365	1,369
Peach County Development Authority Student Housing Facilities Revenue Bonds, USG Real Estate Foundation LLC,
1.20%, 10/1/18	7,750	7,721
Richmond County Board of Education Sales Tax G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 10/1/18	4,500	4,619

		80,987

Hawaii - 0.2%
Hawaii State G.O. Unlimited Bonds, Series FB,
5.00%, 4/1/19	3,000	3,127
Honolulu City & County Variable G.O. Unlimited Refunding Bonds, Rail Transit Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%),
2.01%, 9/1/20(5)	6,000	6,000

		9,127

Idaho - 1.2%
Idaho State G.O. Unlimited TANS,
4.00%, 6/29/18	50,000	50,631

Illinois - 0.2%
Chicago O’Hare International Airport General Revenue Refunding Bonds, Series B, Senior Lien,
5.00%, 1/1/19	7,700	7,964

Indiana - 2.8%
Indiana Health Facility Financing Authority Revenue Bonds, Ascension Health Credit Group,
4.00%, 3/1/19(4) (5)	42,500	43,618

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 68.9% continued
Indiana - 2.8% continued
Indiana State Finance Authority Highway Revenue Bonds, Series A,
4.00%, 6/1/19	$1,390	$1,435
4.00%, 6/1/20	1,600	1,688
Indiana State Finance Authority Hospital Revenue Bonds, Series A, University Health Obligated Group, Parkview Health System, Prerefunded,
5.75%, 5/1/19(7)	22,550	23,743
Indiana State Finance Authority Revenue Refunding Bonds, Series A, State Revolving Fund,
5.00%, 2/1/19	1,500	1,557
Indiana State Transportation Finance Authority Revenue Refunding Bonds, Series B (NATL Insured),
5.50%, 12/1/18	5,000	5,184
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series D (AMT), Indianapolis Airport Authority,
4.00%, 1/1/18	5,000	5,000
5.00%, 1/1/19	3,820	3,945
Whiting Environmental Facilities Variable Revenue Bonds (AMT), BP Products North America,
(Floating, OID, SIFMA Municipal Swap Index Yield + 0.75%),
2.46%, 12/2/19(5)	30,250	30,319

		116,489

Iowa - 0.2%
Iowa City Community School District G.O. Unlimited Bonds, Series C,
5.00%, 6/1/19	8,000	8,385

Kansas - 1.6%
Johnson County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/19	875	923
Johnson County Unified School District No. 229 G.O. Unlimited Bonds, Series A,
5.00%, 10/1/19	16,920	17,899
Kansas State Department of Transportation Highway Adjustable Revenue Refunding Bonds, Series B-5, Libor Index,
(Floating, ICE LIBOR USD 1M + 0.32%),
1.37%, 9/1/18(1)	7,000	6,992
(Floating, ICE LIBOR USD 1M + 0.40%),
1.45%, 9/1/19(1)	6,565	6,550
Kansas State Department of Transportation Highway Convertible Revenue Bonds, Series B-1, Prerefunded,
5.00%, 9/1/18(7)	15,000	15,332
Kansas State Development Finance Authority Revolving Funds Revenue Bonds, Series K, Department of Health,
5.00%, 3/1/18	1,900	1,911
Olathe G.O. Unlimited Temporary Notes, Series A,
2.00%, 8/1/18	10,000	10,027
Wichita G.O. Unlimited Temporary Notes, Series 286,
1.10%, 10/13/18	7,435	7,404

		67,038

Kentucky - 0.4%
Kentucky State Rural Water Finance Corp. Public Project Construction Revenue BANS, Series E-1,
3.00%, 11/1/18	5,000	5,056
Louisville & Jefferson County Metropolitan Government Environmental Facilities Revenue Refunding Bonds, Louisville Gas and Electric Company Project,
1.25%, 6/3/19(4) (5)	13,380	13,248

		18,304

Maryland - 4.2%
Anne Arundel County G.O. Limited Refunding Bonds,
5.00%, 10/1/18	6,500	6,669
Baltimore County G.O. Unlimited Bonds,
5.00%, 2/1/19	3,000	3,113

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 68.9% continued
Maryland - 4.2% continued
Baltimore County Metropolitan District 78th Issue G.O. Unlimited Bonds,
5.00%, 2/1/18	$1,500	$1,504
Maryland State Department of Transportation Consolidated Revenue Refunding Bonds,
4.00%, 9/1/19	24,650	25,641
Maryland State G.O. Unlimited Bonds, First Series,
5.00%, 6/1/19	18,000	18,868
Maryland State G.O. Unlimited Bonds, Second Series A, Local Facilities Loan,
5.00%, 8/1/18	2,300	2,348
Maryland State G.O. Unlimited Bonds, Series A,
5.00%, 3/1/18	15,300	15,390
5.00%, 8/1/20	29,445	31,955
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Johns Hopkins Health System,
(Floating, ICE LIBOR USD 1M + 0.58%),
1.63%, 5/15/18(5)	9,500	9,502
(Floating, ICE LIBOR USD 1M + 0.60%),
1.65%, 5/15/18(5)	19,625	19,629
Maryland State Stadium Authority Revenue Bonds, Baltimore City Public Schools,
5.00%, 5/1/18	1,500	1,518
5.00%, 5/1/19	1,250	1,307
Montgomery County G.O. Unlimited Bonds, Series B,
5.00%, 12/1/18	14,000	14,452
Montgomery County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 11/1/19	10,000	10,610
5.00%, 11/1/20	10,000	10,930

		173,436

Massachusetts - 2.5%
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series E,
5.00%, 11/1/18	19,000	19,559
5.00%, 11/1/19	15,000	15,912
5.00%, 11/1/20	17,400	18,989
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University,
5.00%, 7/15/19	2,775	2,921
Massachusetts State Development Finance Agency Variable Revenue Bonds, Series M, Partners Healthcare,
(Floating, SIFMA Municipal Swap Index Yield + 0.55%),
2.26%, 1/30/18(5)	24,415	24,423
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series E-2, Caregroup Issue, Prerefunded,
5.38%, 7/1/18(7)	4,720	4,811
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Springfield College, Prerefunded,
5.63%, 10/15/19(7)	2,000	2,142
Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series A, University of Massachusetts,
1.15%, 4/1/19(4) (5)	3,000	2,978
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program,
6.00%, 8/1/18	1,000	1,027
Springfield G.O. Limited Refunding Bonds (State Aid Withholding),
5.00%, 8/1/18	3,000	3,061
University of Massachusetts Building Authority Revenue Refunding Bonds,
5.00%, 11/1/19	6,000	6,369

		102,192

Michigan - 0.3%
Dearborn School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/18	6,270	6,340
Grand Rapids Water Supply System Revenue Refunding Bonds,
5.00%, 1/1/18	2,000	2,000

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 68.9% continued
Michigan - 0.3% continued
Michigan State Finance Authority Unemployment Obligation Assessment Revenue Bonds, Series A,
5.00%, 1/1/19	$1,240	$1,283
Michigan State Hospital Finance Authority Revenue Bonds, Ascension Health Credit Group, Prerefunded,
0.95%, 2/1/18(4) (6)	195	195
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Series C, Trinity Health Credit,
5.00%, 12/1/19	1,500	1,590
University of Michigan General Revenue Bonds, Series A, Prerefunded,
5.00%, 4/1/19(7)	1,570	1,638

		13,046

Minnesota - 1.4%
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series A (School District Credit Program),
4.00%, 2/1/18	1,840	1,844
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Alternative Facility (School District Credit Program),
4.00%, 2/1/18	1,830	1,834
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/19	13,070	13,759
Minnesota State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/19	10,750	11,317
Minnesota State Rural Water Finance Authority Public Project Construction Revenue Notes,
1.05%, 3/1/19	6,500	6,437
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
5.00%, 8/1/19	11,500	12,107
Orono Independent School District No. 278 Building G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
4.00%, 2/1/19	3,070	3,152
Todd Morrison Cass & Wadena Counties United Hospital District Healthcare Revenue BANS, Series A, Lakewood Health System,
1.30%, 12/1/18	6,590	6,559

		57,009

Mississippi - 0.6%
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series E, Chevron U.S.A. Inc. Project,
1.88%, 1/2/18(1) (8)	10,000	10,000
Mississippi State Variable G.O. Unlimited Refunding Bonds, Series B,
(Floating, ICE LIBOR USD 1M + 0.33%),
1.38%, 9/1/20(5)	4,000	3,974
South Central Regional Medical Center Hospital Revenue Refunding Bonds, Facilities Improvement & Refinancing Project,
1.70%, 3/1/20	10,500	10,438

		24,412

Missouri - 0.2%
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,
4.00%, 5/1/18	1,775	1,790
Missouri State Board of Public Buildings Special Obligation Revenue Bonds, Series A,
3.00%, 4/1/18	1,500	1,506
4.00%, 4/1/19	5,000	5,151

		8,447

Nebraska - 0.1%
Lincoln Electric System Revenue Refunding Bonds,
5.00%, 9/1/19	3,000	3,168

Nevada - 0.7%
Clark County Airport Subordinate Revenue Refunding Bonds, Series A-1 (AMT),
5.00%, 7/1/18	11,470	11,668

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 68.9% continued
Nevada - 0.7% continued
Clark County PCR Refunding Bonds, Nevada Power Co.,
1.60%, 5/21/20(4) (5)	$4,100	$4,062
Clark County School District G.O. Limited Bonds, Series D,
5.00%, 6/15/18	4,000	4,064
Clark County School District G.O. Limited Refunding Bonds, Series D,
5.00%, 6/15/19	8,000	8,375
Las Vegas Valley Water District Improvement G.O. Limited Refunding Bonds, Series A,
3.00%, 6/1/18	1,000	1,006

		29,175

New Jersey - 0.2%
Monmouth County G.O. Unlimited Bonds,
5.00%, 7/15/19	1,000	1,052
Morris County Improvement Authority Revenue Refunding Bonds, GTD Loan (County Gtd.),
3.00%, 5/1/18	2,250	2,262
New Jersey State Housing & Mortgage Finance Agency Multifamily Revenue Refunding Bonds, Series B,
1.25%, 5/1/19	5,500	5,459

		8,773

New Mexico - 0.7%
New Mexico State Capital Projects G.O. Unlimited Bonds,
5.00%, 3/1/18	11,000	11,064
New Mexico State Municipal Energy Acquisition Authority Gas Supply Variable Revenue Bonds, Subseries B,
(Floating, ICE LIBOR USD 1M + 0.75%),
1.80%, 8/1/19(5)	16,595	16,580

		27,644

New York - 7.1%
Long Island Power Authority Electric System Variable Revenue Refunding Bonds, Series C,
(Floating, ICE LIBOR USD 1M + 0.88%),
1.98%, 11/1/18(5)	13,100	13,119
Metropolitan Transportation Authority Dedicated Tax Fund Floating Revenue Refunding Bonds, Subseries B-3C,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%),
2.16%, 11/1/19(5)	5,550	5,543
Metropolitan Transportation Authority Revenue BANS, Series C-2,
4.00%, 5/15/19	10,000	10,306
Metropolitan Transportation Authority Revenue Bonds, Series A,
5.00%, 11/15/18	1,630	1,679
Metropolitan Transportation Authority Revenue Bonds, Subseries D-2,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%),
2.16%, 11/15/22(5)	20,000	19,966
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds, Series C-2B,
5.00%, 2/15/20(4) (5)	30,140	32,134
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries D2 (AGM Insured),
(Floating, ICE LIBOR USD 1M + 0.60%),
1.68%, 5/15/18(5)	9,425	9,427
(Floating, ICE LIBOR USD 1M + 0.57%),
1.65%, 4/6/20(5)	5,500	5,501
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, Series A-1,
5.00%, 8/1/19	18,000	18,941
5.00%, 8/1/20	24,665	26,735
New York G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/19	5,000	5,261
5.00%, 8/1/20	11,670	12,643
New York G.O. Unlimited Refunding Bonds, Series C, 4.00%, 8/1/18	5,000	5,074
5.00%, 8/1/19	5,000	5,261
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series B, Columbia University,
5.00%, 10/1/18	1,000	1,027

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 68.9% continued
New York - 7.1% continued
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B,
5.00%, 2/15/20	$15,000	$16,050
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series E,
2.00%, 3/15/18	1,500	1,502
New York State Dormitory Authority Sales TRB, Series A, Group A,
5.00%, 3/15/19	11,640	12,122
New York State Dormitory Authority State Supported Debt Revenue Refunding Bonds, Series A, Department of Health,
5.00%, 7/1/19	3,840	4,031
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series F
(SonyMA/GNMA/FNMA/FHLMC Insured),
1.20%, 11/1/18	6,550	6,537
New York State Housing Finance Agency Revenue Bonds, Series C
(SonyMA/GNMA/FNMA/FHLMC Insured),
1.25%, 5/1/20	1,900	1,874
New York State Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), Terminal One Group Association,
5.00%, 1/1/18	9,565	9,565
New York State Urban Development Corp. Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 9/15/18	17,240	17,668
5.00%, 3/15/20	45,175	48,451
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 197 (AMT),
5.00%, 11/15/19	4,405	4,672

		295,089

North Carolina - 0.4%
North Carolina State G.O. Unlimited Refunding Bonds, Series C,
4.00%, 5/1/20	8,000	8,441
North Carolina State Grant Anticipation Vehicle Revenue Refunding Bonds,
5.00%, 3/1/20	6,000	6,415

		14,856

Ohio - 3.9%
Allen County Hospital Facilities Adjustable Revenue Bonds, Series B, Mercy Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.75%),
2.46%, 5/1/20(5)	50,000	50,013
Allen County Hospital Facilities Adjustable Revenue Bonds, Series C, Catholic Healthcare,
1.93%, 1/2/18(1) (8)	5,000	5,000
American Municipal Power-Ohio, Inc. Revenue Bonds, Prairie State Energy Project, Prerefunded,
5.25%, 2/15/18(7)	3,495	3,510
Columbus G.O. Unlimited Bonds, Series A,
4.00%, 4/1/20	13,835	14,561
Columbus G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 7/1/18	1,000	1,018
Eaton Vance Ohio Municipal Income Trust Tax-Exempt Preferreds (AMT),
(Floating, SIFMA Municipal Swap Index Yield + 1.50%),
3.21%, 9/1/19(1) (2) (9)	11,400	11,401
Lancaster Port Authority Gas Variable Revenue Refunding Bonds,
(Floating, ICE LIBOR USD 1M + 0.72%),
1.77%, 8/1/19(5)	21,500	21,514
Ohio State Adult Correctional Capital Facilities Revenue Refunding Bonds, Lease Appropriation,
4.00%, 10/1/19	3,170	3,295
4.00%, 10/1/20	2,750	2,911
Ohio State Common Schools G.O. Unlimited Bonds, Series A,
5.00%, 3/15/19	6,935	7,222
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/15/18	3,000	3,074

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 68.9% continued
Ohio - 3.9% continued
Ohio State G.O. Unlimited Bonds, Series B,
4.00%, 9/1/18	$2,390	$2,430
Ohio State G.O. Unlimited Bonds, Series T,
5.00%, 11/1/19	10,750	11,413
Ohio State Higher Educational Facility Commission Revenue Bonds, Series A-2, Cleveland Clinic Health System Obligation,
(Floating, SIFMA Municipal Swap Index Yield + 0.47%),
2.18%, 1/1/18(1)	2,000	2,000
Ohio State Housing Finance Agency Residential Mortgage Revenue Refunding Bonds, Series K
(GNMA/FNMA/FHLMC Insured),
1.00%, 9/1/18	1,430	1,426
Ohio State Major New State Infrastructure Project Revenue Bonds, Series 2016-1,
5.00%, 12/15/18	2,500	2,580
Ohio State Major New State Infrastructure Project Revenue Refunding Bonds, Series B,
5.00%, 12/15/19	6,000	6,376
Ohio State Water Development Authority Water Pollution Control Loan Fund Revenue Refunding Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.22%),
1.93%, 12/1/20(1)	5,250	5,248
University of Cincinnati Receipts Revenue Bonds, Series A,
(Floating, ICE LIBOR USD 1M + 0.45%),
1.50%, 6/1/18(1)	8,275	8,275

		163,267

Oklahoma - 0.2%
Canadian County Independent School District No. 27, Combined Purpose G.O. Unlimited Bonds, Yukon Public Schools,
2.00%, 10/1/19	2,295	2,306
2.00%, 10/1/20	3,040	3,057
Oklahoma State Water Resources Board Revolving Fund Revenue Bonds, Clean Water Program,
5.00%, 4/1/20	3,500	3,761

		9,124

Oregon - 2.0%
Multnomah County School District No. 1 Portland G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 6/15/20	45,000	48,628
Oregon State G.O. Limited TANS, Series A,
5.00%, 9/28/18	30,000	30,770
Oregon State G.O. Unlimited Refunding Bonds, Series L,
5.00%, 8/1/19	2,160	2,275

		81,673

Pennsylvania - 1.1%
Indiana County IDA Student Housing Revenue BANS, Residential Revival Project at Indiana University,
1.45%, 9/1/20	12,750	12,727
Lehigh County General Purpose Hospital Revenue Bonds (AGM Insured), Prerefunded,
5.00%, 7/1/18(7) (10)	4,000	4,110
North Penn Water Authority Variable Revenue Refunding Bonds,
(Floating, ICE LIBOR USD 1M + 0.41%),
1.46%, 11/1/19(1)	1,000	995
(Floating, ICE LIBOR USD 1M + 0.50%),
1.55%, 11/1/19(5)	4,280	4,266
Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series A-2,
(Floating, SIFMA Municipal Swap Index Yield + 0.70%),
2.41%, 12/1/19(1)	2,500	2,508
Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series B-1,
(Floating, SIFMA Municipal Swap Index Yield + 0.60%),
2.31%, 12/1/18(1)	12,000	12,018

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 68.9% continued
Pennsylvania - 1.1% continued
Philadelphia Water & Wastewater Revenue Bonds, Series A,
5.00%, 10/1/18	$8,050	$8,261
Swarthmore Borough Authority Revenue Refunding Bonds, Series A, Swarthmore College,
5.00%, 9/15/18	2,280	2,337

		47,222

Rhode Island - 0.0%
Rhode Island State Health & Educational Building Corporation Higher Education Facilities Revenue Refunding Bonds, Series A, University of Rhode Island, Prerefunded,
6.50%, 9/15/18(7)	1,900	1,966

South Carolina - 0.4%
Beaufort County School District G.O. Unlimited Bonds, Series B (SCSDE Insured),
5.00%, 3/1/19	5,000	5,200
Horry County School District G.O. Unlimited Refunding Bonds, Series B (SCSDE Insured),
5.00%, 3/1/18	3,560	3,580
Richland County School District No. 1 G.O. Unlimited Refunding Bonds, Series C (SCSDE Insured),
5.00%, 3/1/19	2,000	2,080
South Carolina State G.O. Unlimited Refunding Bonds, Series B (Assured Guaranty Insured State Aid Withholding),
5.00%, 8/1/19	3,065	3,228
York Country Fort Mill School District No. 4 G.O. Unlimited Bonds, Series D (SCSDE Insured),
5.00%, 3/1/20	1,500	1,607

		15,695

Tennessee - 1.5%
Clarksville Public Building Authority Variable Pooled Financing Revenue Bonds (Bank of America LOC),
2.00%, 1/2/18(1) (8)	19,170	19,170
Knox County Health Educational and Housing Facility Board Multifamily Housing Revenue Bonds, Pinnacle Park Apartments Project,
1.15%, 8/1/18	1,615	1,612
Memphis Electric System Revenue Bonds,
3.00%, 12/1/18	2,855	2,895
4.00%, 12/1/19	1,470	1,537
Memphis Gas System Revenue Bonds,
3.00%, 12/1/18	1,200	1,217
Metropolitan Government of Nashville & Davidson County Electric System Revenue Refunding Bonds, Series B,
5.00%, 5/15/19	2,000	2,093
Metropolitan Government of Nashville & Davidson County G.O. Unlimited and Improvement Bonds,
5.00%, 7/1/19	10,000	10,499
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding Bonds,
5.00%, 7/1/19	6,000	6,299
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Collateralized MFH Variable Revenue Bonds, Hermitage Flats Apartments Project,
1.30%, 7/1/19(4) (5)	4,000	3,987
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Haynes Garden Apartments Project (GNMA Insured),
1.75%, 12/1/19(4) (5)	4,500	4,497
Monroe County G.O. Unlimited BANS,
1.20%, 6/15/19	5,000	4,977
Tennessee State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/18	2,325	2,373

		61,156

Texas - 6.9%
Alamo Community College District G.O. Limited Refunding Bonds,
5.00%, 8/15/19	18,000	18,990

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 68.9% continued
Texas - 6.9% continued
3.00%, 8/15/20	$4,000	$4,135
Austin Public Improvement G.O. Limited Bonds,
5.00%, 9/1/18	7,000	7,162
Corpus Christi Independent School District School Building Variable G.O. Unlimited Bonds, Series A (PSF-Gtd.),
2.00%, 8/15/19(4) (5)	5,000	5,015
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-3 (PSF-Gtd.),
1.40%, 8/17/20(4) (5)	7,130	7,101
Dallas Independent School District Building Multi-Modal G.O. Unlimited Bonds, Series B-3 (PSF-Gtd.),
5.00%, 2/15/19(4) (5)	3,415	3,536
Dickinson Independent School District Variable G.O. Unlimited Refunding Bonds (PSF-Gtd.),
1.35%, 8/1/19(4) (5)	3,000	2,979
Grapevine-Colleyville Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 8/15/19	2,830	2,983
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Memorial Hermann Hospital,
(Floating, SIFMA Municipal Swap Index Yield + 0.58%),
2.29%, 12/1/19(5)	1,950	1,951
Houston Combined Utility System Revenue Refunding Bonds, Series C, First Lien,
5.00%, 11/15/18	1,000	1,030
Houston G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/19	9,000	9,360
Houston Independent School District Variable G.O. Limited Tax Refunding Bonds (PSF-Gtd.),
1.70%, 6/1/18(4) (5)	12,500	12,502
Houston Independent Schoolhouse District G.O. Limited Bonds, Series A-2 (PSF-Gtd.),
3.00%, 6/1/19(4) (5)	7,000	7,120
Houston Public Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/19	2,835	2,948
Houston Utility System Revenue Refunding Bonds, Series B, First Lien,
5.00%, 11/15/18	1,000	1,030
Irving G.O. Limited Refunding & Improvement Bonds,
5.50%, 9/15/18	3,000	3,084
Judson Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.),
4.00%, 2/1/19	1,980	2,033
Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series C (PSF-Gtd.),
(Floating, ICE LIBOR USD 1M + 0.55%),
1.54%, 8/15/19(5)	7,750	7,748
Lewisville Refunding & Improvement G.O. Limited Bonds,
5.00%, 2/15/19	1,000	1,039
Lone Star College System G.O. Limited, Prerefunded,
5.00%, 8/15/18(7)	10,000	10,211
Montgomery County G.O. Limited Tax Refunding Bonds, Series A,
5.00%, 3/1/19	3,000	3,122
North Texas Tollway Authority Revenue Refunding Bonds, Series A,
5.00%, 1/1/19	1,500	1,550
North Texas Tollway Authority Variable Revenue Refunding Bonds, Series A, First Tier,
(Floating, SIFMA Municipal Swap Index Yield + 0.80%),
2.51%, 1/1/19(5)	7,250	7,266
Northside Texas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
1.45%, 6/1/20(4) (5)	5,350	5,307
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/19	4,000	4,147
San Antonio G.O. Limited Bonds, Certificates of Obligation,
5.00%, 2/1/19	2,900	3,010

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 68.9% continued
Texas - 6.9% continued
San Antonio G.O. Limited Refunding Bonds,
5.00%, 2/1/19	$8,975	$9,315
San Antonio G.O. Limited Tax Notes,
5.00%, 2/1/18	5,645	5,661
5.00%, 2/1/19	9,535	9,897
Spring Branch Independent Schoolhouse District G.O. Unlimited Bonds (PSF-Gtd.),
3.00%, 6/18/19(4) (5)	4,000	4,071
Texas State A&M University Financing System Revenue Bonds, Series A,
4.00%, 5/15/19	1,000	1,033
Texas State A&M University Financing System Revenue Bonds, Series B,
5.00%, 5/15/19	5,200	5,441
Texas State Department of Housing & Community Affairs MFH Revenue Bonds, Emli at Liberty Crossing,
1.80%, 12/1/19(4) (5)	4,000	3,994
Texas State TRANS,
4.00%, 8/30/18	38,300	38,932
Texas State Transportation Commission Highway Improvement G.O. Unlimited Bonds,
5.00%, 4/1/18	10,000	10,089
Texas State Transportation Commission State Highway Fund Revenue Bonds, Series A,
5.00%, 10/1/19	10,000	10,591
Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, Series A, First Tier,
5.00%, 4/1/18	9,000	9,080
5.00%, 4/1/20	7,025	7,548
Texas State University System Financing revenue Refunding Bonds, Series A,
5.00%, 3/15/18	2,015	2,030
5.00%, 3/15/19	3,400	3,543
Texas State Water Development Board Revenue Bonds, Series A,
5.00%, 4/15/19	6,000	6,267
5.00%, 4/15/20	4,000	4,293
Texas State Water Finance Assistance G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/18	3,000	3,062
5.00%, 8/1/19	8,000	8,431
University of North Texas Revenue Refunding Bonds, Series A,
5.00%, 4/15/19	1,000	1,044
University of Texas Permanent University Fund Revenue Refunding Bonds, Series A,
5.00%, 7/1/18	2,000	2,036
University of Texas Revenue Bonds, Series E,
5.00%, 8/15/19	2,000	2,106

		284,823

Utah - 0.4%
Salt Lake City TRANS,
4.00%, 6/29/18	8,000	8,100
Salt Lake County G.O. Unlimited Bonds,
5.00%, 12/15/18	2,000	2,067
University of Utah Revenue Refunding Bonds, Series A (State Appropriation Insured),
4.00%, 8/1/20	2,530	2,679
Utah State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/1/18	1,500	1,526
Utah State Housing Corp. MFH Revenue Notes, Boulder Pines Apartments Project,
1.20%, 4/1/18	2,000	1,997

		16,369

Virginia - 1.7%
Fairfax Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 4/1/19	2,500	2,608
Henrico County Public Improvement G.O. Unlimited Refunding Bonds,
5.00%, 7/15/19	3,000	3,157
Newport News G.O. Unlimited Refunding Bonds,
3.00%, 7/15/18	1,780	1,795

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 68.9% continued
Virginia - 1.7% continued
Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment Projects,
5.00%, 2/1/19	$17,000	$17,632
Virginia State College Building Authority Educational Facilities Revenue Bonds, Public Higher Education Financing Program (State Intercept Program),
5.00%, 9/1/19	3,000	3,166
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series 2017-C, 21st Century College Programs,
5.00%, 2/1/20	11,000	11,743
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, 21st Century College Equipment,
5.00%, 2/1/20	5,000	5,338
Virginia State Public School Authority School Financing Revenue Bonds (State Aid Withholding),
5.00%, 1/15/20	2,565	2,732
Virginia State Public School Authority School Technology & Security Notes Revenue Bonds, Series IV,
5.00%, 4/15/18	7,650	7,727
5.00%, 4/15/19	11,000	11,480
Virginia State Public School Authority Special Obligation Prince William County Revenue Refunding Bonds (State Aid Withholding),
5.00%, 8/1/18	2,400	2,450

		69,828

Washington - 2.6%
Central Puget Sound Regional Transportation Authority Sales & TRB, Series S-2A, Green Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.70%),
2.41%, 11/1/18(5)	25,000	25,041
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3,
5.00%, 7/1/18	6,855	6,976
King County G.O. Limited Refunding Bonds, Series E,
5.00%, 12/1/18	4,000	4,129
Seattle Municipal Light & Power Revenue Refunding Bonds (BHAC-CR Insured), Prerefunded,
5.75%, 4/1/19(7)	19,600	20,615
Seattle Municipal Light and Power Improvement Revenue Refunding & Improvement Bonds, Series C,
5.00%, 9/1/19	2,100	2,217
Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A,
5.00%, 7/1/20	5,210	5,642
Washington State G.O. Unlimited Refunding Bonds, Series R-2015D,
5.00%, 7/1/20	5,000	5,414
Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/20	11,455	12,432
Washington State Housing Finance Commission Revenue Bonds, Royal Hills Apartments Project,
1.40%, 11/1/19	4,000	3,965
Washington State Housing Finance Commission Revenue Bonds, Series A, Trailside Village Apartments,
1.35%, 4/1/19	5,500	5,470
Washington State Refunding COPS, State & Local Agency Real & Person (State Intercept Program),
5.00%, 7/1/18	7,335	7,465
Washington State Various Purpose G.O. Unlimited Bonds, Series B,
5.00%, 2/1/20	7,625	8,156

		107,522

West Virginia - 0.1%
West Virginia State EDA Revenue BANS, Shepherd University Foundation,
1.20%, 2/1/18	5,535	5,532

Wisconsin - 1.0%
Public Finance Authority Revenue LANS, Lake Oconee Academy Foundation, Inc. Project,
2.30%, 10/1/19	4,000	3,993

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 68.9% continued
Wisconsin - 1.0% continued
Wisconsin State Environmental Improvement Fund Revenue Bonds, Series A,
5.00%, 6/1/19	$18,000	$18,874
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/18	4,000	4,047
Wisconsin State G.O. Unlimited Bonds, Series C,
5.00%, 5/1/18	8,505	8,606
Wisconsin State Petroleum Inspection Fee Revenue Bonds, Series 1,
4.00%, 7/1/19	7,000	7,250

		42,770

Total Municipal Bonds (Cost $2,877,263)		2,862,145

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.8%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(11) (12)	31,900,533	$31,901

Total Investment Companies (Cost $31,901)		31,901

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 20.7%
Augusta Housing Authority Revenue Bonds, Gardens At Harvest Point Apartments,
1.25%, 4/1/18(4) (5)	$17,000	$16,989
Boston G.O. Unlimited Refunding Bonds, Series B,
5.00%, 3/1/18	2,000	2,012
Broward County Educational Facilities Authority Variable Revenue Bonds, Series A, Nova Southeastern University Project (Bank of America LOC),
1.27%, 1/2/18(5) (8)	11,000	11,000
Broward County School District, G.O. Limited Notes, TANS,
2.00%, 6/15/18	23,000	23,049
Burke County Development Authority Pollution Control Variable Revenue Bonds, Georgia Power Co. Plant Vogtle Project,
1.55%, 6/1/18(4) (5)	28,100	28,041
Burke County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Transmission Co. Plant,
1.30%, 5/3/18(4) (5)	12,000	11,973
California State Pollution Control Financing Authority Solid Waste Disposal Revenue Bonds, Republic Services, Inc. Project (AMT),
1.30%, 1/16/18(4) (5)	13,000	13,000
California State Pollution Control Financing Authority Solid Waste Disposal Variable Revenue Refunding Bonds, Republic Services, Inc. Project (AMT),
1.22%, 2/1/18(4) (5)	21,000	20,990
California Statewide Communities Development Authority MFH Revenue Bonds, Series F, La Puente Park Apartments,
1.20%, 10/1/18(4) (5)	5,000	4,978
Clarksville Public Building Authority Variable Revenue Bonds (Bank of America LOC),
1.45%, 1/2/18(5) (8)	5,875	5,875
Colorado State Educational Loan Program Revenue TRANS, Series A,
4.00%, 6/28/18	22,000	22,281
Colorado State Educational Loan Program Revenue TRANS, Series A,
3.00%, 6/28/18	15,000	15,120
Colorado State General Fund Revenue TRANS, Series A,
4.00%, 6/27/18	26,000	26,321
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series X-2, Yale University,
0.90%, 2/1/18(4) (5)	17,000	16,994
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series M, Series I-1, Sacred Heart University,
5.00%, 7/1/18	1,095	1,114

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 20.7% continued
Connecticut State HFA Housing Mortgage Finance Program Revenue Refunding Bonds, Series F-4 (GNMA/FNMA/FHLMC Insured),
1.20%, 11/15/18(4) (5)	$4,000	$3,992
District of Columbia Revenue Bonds, Series 1-A, (TD Bank LOC),
1.48%, 1/2/18(5) (8)	10,000	10,000
Eaton Vance New York Municipal Income Trust Tax-Exempt Preferreds (AMT)(Floating, SIFMA Municipal Swap Index Yield + 1.50%),
3.21%, 1/9/18(2) (5) (9)	11,000	11,001
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/18	4,575	4,641
Franklin County Hospital Facilities Revenue Refunding Bonds, Series B, OhioHealth Corporation,
4.00%, 11/1/18(4) (5)	13,590	13,846
Georgetown Independent School District Variable G.O. Unlimited Refunding Bonds,
2.00%, 8/1/18(4) (5)	5,000	5,010
Harlandale Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
2.00%, 8/15/18(4) (5)	5,000	5,010
Houston Independent Schoolhouse District G.O. Limited Tax Bonds, Series B (PSF-Gtd.),
1.70%, 6/1/18(4) (5)	5,500	5,501
Illinois State Finance Authority Variable Revenue Bonds, University of Chicago Medical Center, Series D-2 (PNC Bank LOC),
1.57%, 1/2/18(5) (8)	20,250	20,250
Indiana State Development Finance Authority Variable Revenue Bonds, Series A (AMT), PSI Energy, Inc. Projects,
1.73%, 1/9/18(5) (8)	5,700	5,700
Indiana State Finance Authority Health System Variable Revenue Refunding Bonds, Series I, Sisters of St. Francis Health Services, Inc. (Barclays Bank PLC),
1.45%, 1/2/18(5) (8)	23,100	23,100
Johnson County Unified School District No. 229 G.O. Unlimited Bonds, Series A,
5.00%, 10/1/18	9,200	9,444
Kansas State Development Finance Authority MFH Variable Revenue Bonds, Series B (AMT), Boulevard Apartments (U.S. Bank N.A. LOC),
1.80%, 1/9/18(5) (8)	13,175	13,175
Lower Neches Valley Authority Industrial Development Corp. Revenue Bonds, Exxon Mobil,,
1.25%, 1/2/18(5) (8)	30,000	30,000
Massachusetts State G.O. Limited RANS, Series B,
2.00%, 5/21/18	30,000	30,068
Massachusetts State G.O. Limited RANS, Series C,
2.00%, 6/25/18	46,300	46,428
Massachusetts State G.O. Limited Refunding Bonds, Series D,
5.50%, 10/1/18	10,000	10,302
Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series G, Baystate Medical Center (TD Bank LOC),
1.50%, 1/2/18(5) (8)	10,000	10,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Radnor Towers Apartment Project, 0.90%, 4/1/18(4) (5)	4,750	4,740
Metropolitan Transportation Authority Revenue BANS, Series B-1,
2.00%, 2/1/18	25,000	25,012
Metropolitan Transportation Authority Revenue BANS, Series B-2,
2.00%, 2/1/18	8,500	8,504
Michigan State Hospital Finance Authority Revenue Bonds, Ascension Health Credit Group, Unrefunded Balance,
0.95%, 2/1/18(4) (5)	5,805	5,801
Midlothian Independent School District G.O. Unlimited Bonds, Series B (PSF-Gtd.),
2.50%, 8/1/18(4) (5)	4,500	4,522

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 20.7% continued
Minneapolis & Saint Paul, Minnesota Housing & Redevelopment Authority Health Care System Variable Revenue Bonds, Series B-1, Allina Health System (JPMorgan Chase Bank N.A. LOC),
1.42%, 1/2/18(5) (8)	$10,700	$10,700
Mississippi State Business Finance Commission Gulf Opportunity Zone Industrial Development Revenue Bonds, Chevron U.S.A. Inc. Project,
1.88%, 1/2/18(5) (8)	52,655	52,655
Montgomery County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 11/1/18	14,400	14,824
New Jersey State Housing & Mortgage Finance Agency Multifamily Conduit Revenue Bonds, Aspen Riverpark Apartments Project,
1.20%, 7/1/18(4) (5)	2,800	2,795
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Second Generation Resolution,
1.50%, 1/2/18(5) (8)	10,000	10,000
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Second Generation, Fiscal 201,
1.60%, 1/2/18(5) (8)	10,300	10,300
New York City Transitional Finance Authority Adjustable Future Tax Secured Revenue Bonds, Subseries A-5,
1.45%, 1/2/18(5) (8)	17,500	17,500
Ohio State Adult Correctional Capital Facilities Revenue Refunding Bonds, Lease Appropriation,
4.00%, 10/1/18	2,500	2,546
Ohio State Water Development Authority Solid Waste Revenue Bonds (AMT), Waste Management,
1.70%, 11/1/18(4) (5)	11,215	11,227
Oklahoma Housing Finance Agency Collateralized Revenue Bonds, Savanna Landing Apartments,
0.85%, 7/1/18(4) (5)	6,000	5,983
Oklahoma State Turnpike Authority Second Senior Variable Revenue Refunding Bonds, Series B,
1.45%, 1/2/18(5) (8)	20,550	20,550
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (AMT), Variable Waste Management, Inc.,
1.20%, 2/1/18(4) (5)	10,000	9,999
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Series A, Waste Management, Inc. Project,
1.50%, 5/1/18(4) (5)	2,000	2,000
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Waste Management Project,
1.55%, 12/3/18(4) (5)	1,000	999
Phoenix IDA Revenue Bonds, Broadway Terrace Apartments Project,
1.20%, 8/1/18(4) (5)	5,000	4,990
Port Arthur Navigation District Industrial Development Corporation Exempt Facilities Variable Revenue Bonds, Air Products Project,
1.40%, 1/2/18(5) (8)	9,100	9,100
Public Finance Authority Solid Waste Disposal Revenue Refunding Notes (AMT), Waste Management Inc. Project,
1.25%, 2/1/18(4) (5)	12,500	12,499
Quincy G.O. Limited BANS,
2.25%, 7/13/18	36,894	37,051
Saint Joseph IDA Health Facilities Variable Revenue Bonds, Heartland Regional Medical Center (U.S. Bank N.A. LOC),
1.55%, 1/2/18(5) (8)	10,000	10,000
San Antonio Electric & Gas Variable Revenue Refunding Bonds, Series B, Junior Lien,
1.75%, 12/1/18(4) (5)	12,000	12,001
South Carolina Association of Governmental Organizations COPS, Series A (SCSDE Insured),
3.00%, 3/1/18	5,000	5,012
Spring Branch Independent Schoolhouse District G.O. Unlimited Bonds, Series A-1 (PSF-Gtd.),
2.50%, 6/15/18(4) (5)	4,000	4,015

FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 20.7% continued
Tarrant County Cultural Education Facilities Finance Corporation Hospital Variable Revenue Bonds, Methodist Hospitals of Dallas Project, (TD Bank LOC),
1.50%, 1/2/18(5) (8)	$10,000	$10,000
Triborough Bridge & Tunnel Authority General Variable Revenue Refunding Bonds, Subseries B-2 (Wells Fargo Bank LOC),
1.51%, 1/2/18(5) (8)	1,500	1,500
Uinta Country Pollution Control Adjustable Revenue Refunding Bonds, Chevron USA Inc. Project,
1.51%, 1/2/18(5) (8)	17,000	17,000
Utah State Housing Corp. MFH Variable Revenue Bonds, Florentine Villas-A (Freddie Mac LOC),
1.74%, 1/9/18(5) (8)	5,000	5,000
Valdez Marine Terminal Revenue Refunding Bonds, Series A, Phillips,
1.74%, 1/9/18(5) (8)	35,000	35,000

Total Short-Term Investments (Cost $861,923)		861,030

Total Investments - 99.3% (Cost $4,138,168)		4,124,013

Other Assets less Liabilities - 0.7%		29,892

NET ASSETS - 100.0%		$4,153,905

(1)	Variable rate security. Rate as of December 31, 2017 is disclosed.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(5)	Variable rate security. Rate as of December 31, 2017 is disclosed. Maturity date represents the puttable date.
(6)	Variable rate security. Rate as of December 31, 2017 is disclosed. Maturity date represents the prerefunded date.
(7)	Maturity date represents the prerefunded date.
(8)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(9)	Restricted security that has been deemed illiquid. At December 31, 2017, the value of these restricted illiquid securities amounted to approximately $22,402,000 or 0.5% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Eaton Vance Ohio Municipal Income Trust Tax-Exempt Preferreds (AMT),
3.21%, 9/1/19	02/24/2016	$11,400

Eaton Vance New York Municipal Income Trust Tax-Exempt Preferreds (AMT),
3.21%, 1/9/18	02/24/2016	11,000

(10)	Security has converted to a fixed rate as of July 1, 2008, and will be going forward.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of December 31, 2017 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
US Treasury	0.7%
US Agency	0.6
AAA	16.9
AA	35.6
A	15.0
BBB	4.5
A1+ (Short Term)	4.7
A1 (Short Term)	18.8
A2 (Short Term)	2.0
Not rated	1.0
Cash Equivalents	0.2

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

NORTHERN FUNDS QUARTERLY REPORT    19    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$210,509	$—	$210,509
Foreign Issuer Bonds(1)	—	105,318	—	105,318
U.S. Government Agencies(1)	—	23,615	—	23,615
U.S. Government Obligations(1)	—	29,495	—	29,495
Municipal Bonds(1)	—	2,862,145	—	2,862,145
Investment Companies	31,901	—	—	31,901
Short-Term Investments	—	861,030	—	861,030

Total Investments	$31,901	$4,092,112	$—	$4,124,013

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$13,466	$2,214,614	$2,196,179	$336	$31,901	31,901

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

COPS - Certificates of Participation

CR - Custody Receipt

EDA - Economic Development Authority

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HFA - Housing Finance Authority

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

IDA - Industrial Development Authority

IDB - Industrial Development Board

LANS - Loan Anticipation Notes

LOC - Letter of Credit

MFH - Multi-Family Housing

MWRA - Massachusetts Water Resources Authority

NATL - National Public Finance Guarantee Corporation

OID - Original Issue Discount

PCR - Pollution Control Revenue

PSF - Permanent School Fund

FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina State Department of Education

SIFMA - Securities Industry and Financial Markets Association

SonyMA - State of New York Mortgage Agency

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar

NORTHERN FUNDS QUARTERLY REPORT    21    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND	DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 13.9%
Auto Floor Plan - 1.0%
Ally Master Owner Trust, Series 2017-2, Class A
(Floating, ICE LIBOR USD 1M + 0.34%),
1.82%, 6/15/21(1)	$5,000	$5,003
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1
1.55%, 7/15/21	3,000	2,973
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2
(Floating, ICE LIBOR USD 1M + 0.46%),
1.94%, 11/15/21(1)	5,000	5,027
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A1
1.96%, 5/17/21(2)	2,500	2,493
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A2
(Floating, ICE LIBOR USD 1M + 0.57%),
2.05%, 1/18/22(1) (2)	2,500	2,515
GMF Floorplan Owner Revolving Trust, Series 2017-2, Class A1
2.13%, 7/15/22(2)	5,000	4,961
NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2
2.56%, 10/17/22(2)	1,000	997

		23,969

Automobile - 3.3%
Ally Auto Receivables Trust, Series 2017-3, Class A1
1.10%, 6/15/18	66	66
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2A
1.42%, 10/8/19	148	148
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2A
1.37%, 11/8/19	997	997
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A2A
1.34%, 4/8/20	1,054	1,053
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class A2A
1.69%, 12/18/20	2,800	2,796
ARI Fleet Lease Trust, Series 2015-A, Class A2
1.11%, 11/15/18(2)	58	58
ARI Fleet Lease Trust, Series 2017-A, Class A1
1.25%, 6/15/18(2)	2,614	2,611
CarMax Auto Owner Trust, Series 2016-2, Class A2A
1.24%, 6/17/19	168	168
CarMax Auto Owner Trust, Series 2016-4, Class A2
1.21%, 11/15/19	3,918	3,910
CarMax Auto Owner Trust, Series 2017-1, Class A2
1.54%, 2/18/20	6,327	6,319
Chesapeake Funding II LLC, Series 2016-2A, Class A1
1.88%, 6/15/28(2)	5,185	5,175
Chesapeake Funding II LLC, Series 2017-2A, Class A2
(Floating, ICE LIBOR USD 1M + 0.45%),
1.93%, 5/15/29(1) (2)	3,000	3,006
Chesapeake Funding II LLC, Series 2017-3A, Class A1
1.91%, 8/15/29(2)	4,000	3,980
Chesapeake Funding II LLC, Series 2017-4A, Class A1
2.12%, 11/15/29(2) (3)	4,000	3,989
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A2
1.36%, 1/15/20(2)	1,067	1,066
Enterprise Fleet Financing LLC, Series 2015-1, Class A2
1.30%, 9/20/20(2)	74	74
Enterprise Fleet Financing LLC, Series 2016-1, Class A2
1.83%, 9/20/21(2)	2,410	2,408
Enterprise Fleet Financing LLC, Series 2016-2, Class A2
1.74%, 2/22/22(2)	2,863	2,857
Enterprise Fleet Financing LLC, Series 2017-3, Class A2
2.13%, 5/22/23(2)	2,000	1,996
GM Financial Automobile Leasing Trust, Series 2017-1, Class A2A
1.67%, 9/20/19	2,047	2,045

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 13.9% continued
Automobile - 3.3% continued
GM Financial Consumer Automobile Receivables Trust, Series 2017-2A, Class A2A
1.61%, 5/18/20(2)	$4,000	$3,993
Huntington Auto Trust, Series 2016-1, Class A2
1.29%, 5/15/19	1,681	1,680
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B
(Floating, ICE LIBOR USD 1M + 0.30%),
1.78%, 7/15/19(1) (2)	3,574	3,577
Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A2
1.15%, 1/15/19	591	590
Nissan Auto Lease Trust, Series 2016-A, Class A2A
1.22%, 8/15/18	12	12
Nissan Auto Lease Trust, Series 2016-B, Class A2A
1.26%, 12/17/18	1,295	1,294
Nissan Auto Receivables Owner Trust, Series 2017-C, Class A2A
1.89%, 10/15/20	8,000	7,994
Santander Drive Auto Receivables Trust, Series 2016-3, Class A2
1.34%, 11/15/19	661	660
Santander Drive Auto Receivables Trust, Series 2017-3, Class A2
1.67%, 6/15/20	5,000	4,991
Santander Retail Auto Lease Trust, Series 2017-A, Class A2A
2.02%, 3/20/20(2) (3)	4,000	3,993
Securitized Term Auto Receivables Trust, Series 2016-1A, Class A2A
1.28%, 11/26/18(2)	309	309
Securitized Term Auto Receivables Trust, Series 2017-1A, Class A2A
1.51%, 4/25/19(2)	1,348	1,346
Securitized Term Auto Receivables Trust, Series 2017-2A, Class A2A
1.78%, 1/27/20(2) (3)	2,000	1,996
World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A2A
1.20%, 2/15/19	1,847	1,843
World Omni Automobile Lease Securitization Trust, Series 2017-A, Class A2
1.68%, 12/16/19	2,086	2,081

		81,081

Credit Card - 8.1%
American Express Credit Account Master Trust, Series 2017-2, Class A
(Floating, ICE LIBOR USD 1M + 0.45%),
2.04%, 9/16/24(1)	6,000	6,046
American Express Credit Account Master Trust, Series 2017-5, Class A
(Floating, ICE LIBOR USD 1M + 0.38%),
1.86%, 2/18/25(1)	2,000	2,010
American Express Credit Account Master Trust, Series 2017-6, Class A
2.04%, 5/15/23	6,330	6,299
BA Credit Card Trust, Series 2017-A1, Class A1
1.95%, 8/15/22	7,000	6,969
BA Credit Card Trust, Series 2017-A2, Class A2
1.84%, 1/17/23	1,000	990
Barclays Dryrock Issuance Trust, Series 2017-1, Class A
(Floating, ICE LIBOR USD 1M + 0.33%),
1.81%, 3/15/23(1)	7,000	7,020
Barclays Dryrock Issuance Trust, Series 2017-2, Class A
(Floating, ICE LIBOR USD 1M + 0.30%),
1.78%, 5/15/23(1)	4,000	4,004
Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5
1.60%, 5/17/21	3,500	3,497
Capital One Multi-Asset Execution Trust, Series 2016-A7, Class A7
(Floating, ICE LIBOR USD 1M + 0.51%),
1.99%, 9/16/24(1)	3,250	3,281
Capital One Multi-Asset Execution Trust, Series 2017-A2, Class A2
(Floating, ICE LIBOR USD 1M + 0.41%),
1.89%, 1/15/25(1)	5,000	5,027
Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4
1.99%, 7/17/23	5,000	4,968

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 13.9% continued
Credit Card - 8.1% continued
CARDS II Trust, Series 2017-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.37%),
1.85%, 4/18/22(1) (2)	$3,000	$3,007
CARDS II Trust, Series 2017-2A, Class A
(Floating, ICE LIBOR USD 1M + 0.26%),
1.74%, 10/17/22(1) (2) (3)	5,000	5,002
Chase Issuance Trust, Series 2016-A6, Class A6
1.10%, 1/15/20	5,000	4,998
Chase Issuance Trust, Series 2017-A1, Class A
(Floating, ICE LIBOR USD 1M + 0.30%),
1.78%, 1/18/22(1)	5,500	5,520
Chase Issuance Trust, Series 2017-A2, Class A
(Floating, ICE LIBOR USD 1M + 0.40%),
1.88%, 3/15/24(1)	2,000	2,012
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1
1.75%, 11/19/21	3,250	3,228
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3
(Floating, ICE LIBOR USD 1M + 0.49%),
1.89%, 12/7/23(1)	15,000	15,144
Citibank Credit Card Issuance Trust, Series 2017-A4, Class A4
(Floating, ICE LIBOR USD 1M + 0.22%),
1.62%, 4/7/22(1)	6,800	6,812
Citibank Credit Card Issuance Trust, Series 2017-A8, Class A8
1.86%, 8/8/22	5,000	4,953
Discover Card Execution Note Trust, Series 2015-A3, Class A
1.45%, 3/15/21	8,000	7,975
Discover Card Execution Note Trust, Series 2016-A1, Class A1
1.64%, 7/15/21	10,000	9,968
Discover Card Execution Note Trust, Series 2016-A4, Class A4
1.39%, 3/15/22	4,000	3,951
Discover Card Execution Note Trust, Series 2017-A1, Class A1
(Floating, ICE LIBOR USD 1M + 0.49%),
1.97%, 7/15/24(1)	9,950	10,026
Discover Card Execution Note Trust, Series 2017-A3, Class A3
(Floating, ICE LIBOR USD 1M + 0.23%),
1.71%, 10/17/22(1)	3,250	3,257
Discover Card Execution Note Trust, Series 2017-A6, Class A6
1.88%, 2/15/23	7,000	6,939
Evergreen Credit Card Trust Series, Series 2017-1, Class A
(Floating, ICE LIBOR USD 1M + 0.26%),
1.74%, 10/15/21(1) (2) (3)	3,000	3,004
Evergreen Credit Card Trust, Series 2016-1, Class A
(Floating, ICE LIBOR USD 1M + 0.72%),
2.20%, 4/15/20(1) (2)	4,000	4,007
Evergreen Credit Card Trust, Series 2016-3, Class A
(Floating, ICE LIBOR USD 1M + 0.50%),
1.98%, 11/16/20(1) (2)	4,000	4,013
First National Master Note Trust, Series 2017-1, Class A
(Floating, ICE LIBOR USD 1M + 0.40%),
1.88%, 4/18/22(1)	2,500	2,504
First National Master Note Trust, Series 2017-2, Class A
(Floating, ICE LIBOR USD 1M + 0.44%),
1.92%, 10/16/23(1)	2,000	2,004
Golden Credit Card Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.60%),
2.08%, 1/15/20(1) (2)	4,250	4,251
Golden Credit Card Trust, Series 2016-5A, Class A
1.60%, 9/15/21(2)	4,000	3,958
Golden Credit Card Trust, Series 2017-4A, Class A
(Floating, ICE LIBOR USD 1M + 0.52%),
2.00%, 7/15/24(1) (2)	5,000	5,022
Master Credit Card Trust II, Series 2017-1A, Class A
2.26%, 7/21/21(2)	3,600	3,600
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A
1.60%, 4/15/21	2,000	1,999

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 13.9% continued
Credit Card - 8.1% continued
World Financial Network Credit Card Master Trust, Series 2015-A, Class A
(Floating, ICE LIBOR USD 1M + 0.48%),
1.96%, 2/15/22(1)	$2,500	$2,502
World Financial Network Credit Card Master Trust, Series 2016-C, Class A
1.72%, 8/15/23	8,000	7,930
World Financial Network Credit Card Master Trust, Series 2017-B, Class A
1.98%, 6/15/23	4,500	4,482
World Financial Network Credit Card Master Trust, Series 2017-C, Class A
2.31%, 8/15/24	3,000	2,987

		195,166

Other - 1.2%
CNH Equipment Trust, Series 2016-B, Class A2A
1.31%, 10/15/19	334	333
Dell Equipment Finance Trust, Series 2017-1, Class A1
1.35%, 5/22/18(2)	912	912
John Deere Owner Trust, Series 2017-B, Class A2B
(Floating, ICE LIBOR USD 1M + 0.11%),
1.59%, 4/15/20(1)	4,000	4,000
Kubota Credit Owner Trust, Series 2017-1A, Class A2
1.66%, 5/15/20(2)	3,000	2,991
Verizon Owner Trust, Series 2016-1A, Class A
1.42%, 1/20/21(2)	2,500	2,484
Verizon Owner Trust, Series 2016-2A, Class A
1.68%, 5/20/21(2)	4,500	4,469
Verizon Owner Trust, Series 2017-1A, Class A
2.06%, 9/20/21(2)	9,000	8,977
Verizon Owner Trust, Series 2017-2A, Class A
1.92%, 12/20/21(2)	3,500	3,477
Volvo Financial Equipment LLC, Series 2017-1A, Class A2
1.55%, 10/15/19(2)	1,000	998

		28,641

Whole Loan - 0.3%
Gosforth Funding PLC, Series 2017-1A, Class A1A
(Floating, ICE LIBOR USD 3M + 0.47%),
2.08%, 12/19/59(1) (2) (3)	2,357	2,359
Silverstone Master Issuer PLC, Series 2016-1A, Class 1A1
(Floating, ICE LIBOR USD 3M + 0.75%),
2.11%, 1/21/70(1) (2) (3)	5,000	5,033

		7,392

Total Asset-Backed Securities (Cost $336,466)		336,249

CORPORATE BONDS - 45.7%
Aerospace & Defense - 0.7%
United Technologies Corp.,
1.50%, 11/1/19	17,260	17,057

Automobiles Manufacturing - 7.1%
American Honda Finance Corp.,
1.70%, 2/22/19	4,000	3,984
(Floating, ICE LIBOR USD 3M + 0.83%),
2.27%, 2/22/19(1)	5,755	5,800
1.20%, 7/12/19	3,300	3,254
1.95%, 7/20/20	14,050	13,939
(Floating, ICE LIBOR USD 3M + 0.35%),
1.74%, 11/5/21(1)	12,550	12,559
BMW US Capital LLC,
2.15%, 4/6/20(2)	7,110	7,086
Daimler Finance North America LLC,
1.65%, 3/2/18(2)	6,000	5,998
(Floating, ICE LIBOR USD 3M + 0.42%),
1.91%, 3/2/18(1) (2)	3,600	3,600
(Floating, ICE LIBOR USD 3M + 0.86%),
2.24%, 8/1/18(1) (2)	5,000	5,019
(Floating, ICE LIBOR USD 3M + 0.63%),
1.98%, 1/6/20(1) (2)	7,000	7,035
Ford Motor Credit Co. LLC,
2.55%, 10/5/18	1,500	1,504
(Floating, ICE LIBOR USD 3M + 0.83%),
2.38%, 3/12/19(1)	15,000	15,076
(Floating, ICE LIBOR USD 3M + 1.00%),
2.35%, 1/9/20(1)	2,000	2,020
(Floating, ICE LIBOR USD 3M + 1.27%),
2.96%, 3/28/22(1)	3,192	3,245

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.7% continued
Automobiles Manufacturing - 7.1% continued
General Motors Financial Co., Inc.,
(Floating, ICE LIBOR USD 3M + 2.06%),
3.42%, 1/15/19(1)	$10,000	$10,170
(Floating, ICE LIBOR USD 3M + 0.54%),
1.93%, 11/6/20(1)	1,714	1,711
(Floating, ICE LIBOR USD 3M + 1.55%),
2.91%, 1/14/22(1)	10,000	10,243
Harley-Davidson Financial Services, Inc.,
2.25%, 1/15/19(2)	4,000	4,001
Nissan Motor Acceptance Corp.,
(Floating, ICE LIBOR USD 3M + 0.80%),
2.15%, 4/6/18(1) (2)	5,000	5,010
(Floating, ICE LIBOR USD 3M + 0.58%),
1.94%, 1/13/20(1) (2)	3,000	3,015
(Floating, ICE LIBOR USD 3M + 0.89%),
2.25%, 1/13/22(1) (2)	10,000	10,125
Toyota Motor Credit Corp.,
1.55%, 10/18/19	9,000	8,920
(Floating, ICE LIBOR USD 3M + 0.37%),
1.92%, 3/12/20(1)	17,000	17,070
2.15%, 3/12/20	1,537	1,532
(Floating, ICE LIBOR USD 3M + 0.26%),
1.61%, 4/17/20(1)	1,538	1,541
(Floating, ICE LIBOR USD 3M + 0.69%),
2.05%, 1/11/22(1)	1,500	1,515
Volkswagen Group of America Finance LLC,
(Floating, ICE LIBOR USD 3M + 0.47%),
1.92%, 5/22/18(1) (2)	1,000	1,000
2.40%, 5/22/20(2)	7,064	7,043

		173,015

Banks - 3.4%
BB&T Corp.,
(Floating, ICE LIBOR USD 3M + 0.57%),
2.16%, 6/15/20(1)	5,000	5,028
(Floating, ICE LIBOR USD 3M + 0.22%),
1.61%, 2/1/21(1)	2,040	2,030
Branch Banking & Trust Co.,
2.25%, 6/1/20	6,750	6,739
Capital One N.A.,
1.65%, 2/5/18	3,000	3,000
(Floating, ICE LIBOR USD 3M + 0.77%),
2.33%, 9/13/19(1)	11,135	11,187
2.35%, 1/31/20	5,000	4,985
Citibank N.A.,
(Floating, ICE LIBOR USD 3M + 0.30%),
1.66%, 10/20/20(1)	2,000	2,005
HSBC USA, Inc.,
(Floating, ICE LIBOR USD 3M + 0.88%),
2.55%, 9/24/18(1)	5,000	5,026
(Floating, ICE LIBOR USD 3M + 0.61%),
2.02%, 11/13/19(1)	10,000	10,056
MUFG Americas Holdings Corp.,
1.63%, 2/9/18	2,000	2,000
PNC Bank N.A.,
1.60%, 6/1/18	1,967	1,964
1.85%, 7/20/18	5,000	4,996
2.20%, 1/28/19	3,500	3,501
2.60%, 7/21/20	6,250	6,290
Wells Fargo Bank N.A.,
1.65%, 1/22/18	2,000	2,000
1.75%, 5/24/19	6,200	6,165
(Floating, ICE LIBOR USD 3M + 0.65%),
2.16%, 12/6/19(1)	5,000	5,047

		82,019

Biotechnology - 2.4%
Amgen, Inc.,
(Floating, ICE LIBOR USD 3M + 0.60%),
2.05%, 5/22/19(1)	15,600	15,696
(Floating, ICE LIBOR USD 3M + 0.45%),
1.86%, 5/11/20(1)	3,625	3,639
2.20%, 5/11/20	3,000	2,983
Gilead Sciences, Inc.,
1.85%, 9/4/18	2,300	2,300
(Floating, ICE LIBOR USD 3M + 0.22%),
1.85%, 3/20/19(1)	1,406	1,407
2.35%, 2/1/20	1,326	1,332
Roche Holdings, Inc.,
(Floating, ICE LIBOR USD 3M + 0.34%),
2.03%, 9/30/19(1) (2)	30,610	30,715

		58,072

Chemicals - 0.1%
3M Co.,
2.00%, 8/7/20	1,455	1,449

Commercial Finance - 0.0%
GATX Corp.,
2.60%, 3/30/20	1,357	1,357

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.7% continued
Communications Equipment - 0.6%
Apple, Inc.,
(Floating, ICE LIBOR USD 3M + 0.20%),
1.59%, 2/7/20(1)	$1,500	$1,503
(Floating, ICE LIBOR USD 3M + 0.07%),
1.48%, 5/11/20(1)	1,625	1,623
2.00%, 11/13/20	5,705	5,669
Cisco Systems, Inc.,
1.60%, 2/28/19	4,500	4,481
2.45%, 6/15/20	2,000	2,013

		15,289

Consumer Finance - 0.7%
American Express Credit Corp.,
1.70%, 10/30/19	4,000	3,959
(Floating, ICE LIBOR USD 3M + 0.73%),
2.19%, 5/26/20(1)	12,500	12,613

		16,572

Diversified Banks - 2.7%
Bank of America Corp.,
(Floating, ICE LIBOR USD 3M + 1.04%),
2.40%, 1/15/19(1)	3,000	3,025
(Floating, ICE LIBOR USD 3M + 0.87%),
2.56%, 4/1/19(1)	5,000	5,040
(Floating, ICE LIBOR USD 3M + 1.42%),
2.78%, 4/19/21(1)	7,000	7,227
Citigroup, Inc.,
(Floating, ICE LIBOR USD 3M + 0.77%),
2.12%, 4/8/19(1)	5,000	5,028
(Floating, ICE LIBOR USD 3M + 0.79%),
2.14%, 1/10/20(1)	10,000	10,059
(Floating, ICE LIBOR USD 3M + 1.07%),
2.59%, 12/8/21(1)	5,000	5,080
JPMorgan Chase & Co.,
(Floating, ICE LIBOR USD 3M + 0.96%),
2.32%, 1/23/20(1)	7,000	7,093
Wells Fargo & Co.,
1.50%, 1/16/18	2,000	2,000
(Floating, ICE LIBOR USD 3M + 0.63%),
1.99%, 4/23/18(1)	1,215	1,217
(Floating, ICE LIBOR USD 3M + 0.46%),
1.82%, 4/22/19(1)	6,983	6,998
(Floating, ICE LIBOR USD 3M + 0.93%),
2.34%, 2/11/22(1)	10,000	10,125
(Floating, ICE LIBOR USD 3M + 1.11%),
2.47%, 1/24/23(1)	2,000	2,040

		64,932

Electrical Equipment Manufacturing - 1.6%
Amphenol Corp.,
2.20%, 4/1/20	3,960	3,940
General Electric Co.,
(Floating, ICE LIBOR USD 3M + 0.51%),
1.87%, 1/14/19(1)	3,100	3,110
(Floating, ICE LIBOR USD 3M + 0.62%),
1.97%, 1/9/20(1)	10,000	10,071
2.20%, 1/9/20	1,822	1,820
Honeywell International, Inc.,
1.40%, 10/30/19	13,063	12,922
1.80%, 10/30/19	6,200	6,167

		38,030

Entertainment Content - 1.5%
Walt Disney (The) Co.,
1.65%, 1/8/19	2,345	2,338
1.95%, 3/4/20	3,000	2,990
1.80%, 6/5/20	8,150	8,083
(Floating, ICE LIBOR USD 3M + 0.39%),
1.88%, 3/4/22(1)	22,652	22,840

		36,251

Exploration & Production - 0.4%
ConocoPhillips Co.,
(Floating, ICE LIBOR USD 3M + 0.90%),
2.32%, 5/15/22(1)	10,000	10,217

Financial Services - 2.1%
Bank of New York Mellon (The) Corp.,
(Floating, ICE LIBOR USD 3M + 0.87%),
2.29%, 8/17/20(1)	2,000	2,030
General Electric Co./LJ VP Holdings LLC,
3.80%, 6/18/19(2)	2,475	2,525
Goldman Sachs Group (The), Inc.,
(Floating, ICE LIBOR USD 3M + 1.20%),
2.79%, 9/15/20(1)	7,000	7,133
(Floating, ICE LIBOR USD 3M + 1.00%),
2.36%, 7/24/23(1)	10,000	10,086
Intercontinental Exchange, Inc.,
2.75%, 12/1/20	1,053	1,063
Morgan Stanley,
2.45%, 2/1/19	5,000	5,013
(Floating, ICE LIBOR USD 3M + 1.40%),
2.76%, 4/21/21(1)	4,000	4,109
(Floating, ICE LIBOR USD 3M + 1.18%),
2.54%, 1/20/22(1)	10,000	10,165

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.7% continued
Financial Services - 2.1% continued
State Street Corp.,
(Floating, ICE LIBOR USD 3M + 0.90%),
2.34%, 8/18/20(1)	$8,645	$8,802

		50,926

Food & Beverage - 1.5%
Anheuser-Busch InBev Finance, Inc.,
(Floating, ICE LIBOR USD 3M + 1.26%),
2.64%, 2/1/21(1)	8,455	8,725
Anheuser-Busch InBev Worldwide, Inc.,
(Floating, ICE LIBOR USD 3M + 0.69%),
2.07%, 8/1/18(1)	8,625	8,651
Constellation Brands, Inc.,
2.25%, 11/6/20	5,000	4,954
JM Smucker (The) Co.,
2.50%, 3/15/20	2,507	2,513
Molson Coors Brewing Co.,
1.90%, 3/15/19	5,000	4,978
PepsiCo, Inc.,
(Floating, ICE LIBOR USD 3M + 0.27%),
1.97%, 10/4/19(1)	2,000	2,008
Tyson Foods, Inc.,
(Floating, ICE LIBOR USD 3M + 0.55%),
2.04%, 6/2/20(1)	3,900	3,922

		35,751

Home Improvement - 0.1%
Stanley Black & Decker, Inc.,
1.62%, 11/17/18	3,000	2,989

Homebuilders - 0.7%
D.R. Horton, Inc.,
3.75%, 3/1/19	9,755	9,886
4.00%, 2/15/20	4,319	4,443
DR Horton, Inc.,
2.55%, 12/1/20	1,560	1,558

		15,887

Integrated Oils - 2.5%
Chevron Corp.,
1.37%, 3/2/18	7,195	7,190
1.56%, 5/16/19	7,000	6,960
(Floating, ICE LIBOR USD 3M + 0.41%),
1.83%, 11/15/19(1)	8,500	8,559
1.99%, 3/3/20	2,775	2,751
2.43%, 6/24/20	7,340	7,376
2.42%, 11/17/20	1,000	1,006
(Floating, ICE LIBOR USD 3M + 0.95%),
2.37%, 5/16/21(1)	4,500	4,607
(Floating, ICE LIBOR USD 3M + 0.53%),
1.95%, 11/15/21(1)	2,000	2,025
(Floating, ICE LIBOR USD 3M + 0.48%),
1.97%, 3/3/22(1)	4,975	5,006
Exxon Mobil Corp.,
1.44%, 3/1/18	1,000	1,000
1.71%, 3/1/19	7,500	7,483
(Floating, ICE LIBOR USD 3M + 0.78%),
2.26%, 3/1/19(1)	1,770	1,785
1.91%, 3/6/20	3,700	3,681

		59,429

Machinery Manufacturing - 2.6%
Caterpillar Financial Services Corp.,
1.80%, 11/13/18	5,750	5,743
1.90%, 3/22/19	10,580	10,564
1.35%, 5/18/19	9,876	9,779
(Floating, ICE LIBOR USD 3M + 0.29%),
1.78%, 9/4/20(1)	2,940	2,943
1.85%, 9/4/20	2,000	1,976
(Floating, ICE LIBOR USD 3M + 0.59%),
2.10%, 6/6/22(1)	6,860	6,914
John Deere Capital Corp.,
1.35%, 1/16/18	1,500	1,500
1.60%, 7/13/18	1,000	999
(Floating, ICE LIBOR USD 3M + 0.57%),
1.92%, 1/8/19(1)	1,055	1,060
1.95%, 1/8/19	3,000	2,997
(Floating, ICE LIBOR USD 3M + 0.29%),
1.64%, 10/9/19(1)	4,560	4,573
2.05%, 3/10/20	4,525	4,514
2.20%, 3/13/20	2,580	2,577
1.95%, 6/22/20	6,100	6,057
(Floating, ICE LIBOR USD 3M + 0.48%),
2.00%, 9/8/22(1)	1,000	1,004

		63,200

Managed Care - 0.6%
Anthem, Inc.,
2.50%, 11/21/20	1,950	1,946
UnitedHealth Group, Inc.,
1.90%, 7/16/18	12,000	12,005

		13,951

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.7% continued
Mass Merchants - 0.8%
Costco Wholesale Corp.,
1.70%, 12/15/19	$6,550	$6,508
Target Corp.,
4.88%, 5/15/18	3,000	3,034
Wal-Mart Stores, Inc.,
1.13%, 4/11/18	3,250	3,249
1.75%, 10/9/19	6,445	6,422

		19,213

Medical Equipment & Devices Manufacturing - 0.3%
Medtronic, Inc.,
1.50%, 3/15/18	1,835	1,834
(Floating, ICE LIBOR USD 3M + 0.80%),
2.39%, 3/15/20(1)	5,355	5,421

		7,255

Pharmaceuticals - 2.2%
AbbVie, Inc.,
1.80%, 5/14/18	4,000	3,998
Eli Lilly & Co.,
1.25%, 3/1/18	3,705	3,702
1.95%, 3/15/19	1,225	1,224
Merck & Co., Inc.,
(Floating, ICE LIBOR USD 3M + 0.38%),
1.78%, 2/10/20(1)	18,714	18,829
1.85%, 2/10/20	15,000	14,917
Novartis Capital Corp.,
1.80%, 2/14/20	7,215	7,162
Pfizer, Inc.,
1.50%, 6/15/18	4,000	3,995

		53,827

Pipeline - 0.1%
Enterprise Products Operating LLC,
1.65%, 5/7/18	3,000	2,996

Property & Casualty Insurance - 0.2%
Berkshire Hathaway Finance Corp.,
1.30%, 8/15/19	3,000	2,962
Berkshire Hathaway, Inc.,
(Floating, ICE LIBOR USD 3M + 0.15%),
1.54%, 8/6/18(1)	1,554	1,555

		4,517

Publishing & Broadcasting - 0.4%
NBCUniversal Enterprise, Inc.,
(Floating, ICE LIBOR USD 3M + 0.69%),
2.04%, 4/15/18(1) (2)	9,137	9,152

Railroad - 0.2%
Union Pacific Corp.,
5.70%, 8/15/18	5,020	5,131

Real Estate - 0.4%
Simon Property Group L.P.,
2.50%, 9/1/20	10,000	10,036

Refining & Marketing - 0.1%
Phillips 66,
(Floating, ICE LIBOR USD 3M + 0.65%),
2.01%, 4/15/19(1) (2)	2,300	2,301

Restaurants - 0.1%
Starbucks Corp.,
2.20%, 11/22/20	2,330	2,330

Retail - Consumer Discretionary - 2.2%
Amazon.com, Inc.,
1.90%, 8/21/20(2)	21,800	21,621
eBay, Inc.,
2.15%, 6/5/20	2,700	2,681
Home Depot (The), Inc.,
2.00%, 6/15/19	7,894	7,897
(Floating, ICE LIBOR USD 3M + 0.15%),
1.64%, 6/5/20(1)	12,510	12,532
1.80%, 6/5/20	2,100	2,083
Lowe’s Cos., Inc.,
(Floating, ICE LIBOR USD 3M + 0.60%),
2.17%, 9/14/18(1)	4,550	4,567
1.15%, 4/15/19	1,000	989

		52,370

Retail - Consumer Staples - 0.0%
Sysco Corp.,
1.90%, 4/1/19	1,350	1,346

Semiconductors - 1.7%
Intel Corp.,
(Floating, ICE LIBOR USD 3M + 0.35%),
1.76%, 5/11/22(1)	20,799	20,907
QUALCOMM, Inc.,
(Floating, ICE LIBOR USD 3M + 0.45%),
1.89%, 5/20/20(1)	2,345	2,346
2.10%, 5/20/20	17,600	17,526

		40,779

Software & Services - 0.8%
International Business Machines Corp.,
1.90%, 1/27/20	12,200	12,144

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.7% continued
Software & Services - 0.8% continued
Microsoft Corp.,
1.85%, 2/6/20	$3,540	$3,530
2.00%, 11/3/20	4,605	4,587

		20,261

Supermarkets & Pharmacies - 0.3%
CVS Health Corp.,
1.90%, 7/20/18	4,000	3,999
Kroger (The) Co.,
2.00%, 1/15/19	3,500	3,494

		7,493

Tobacco - 0.6%
Philip Morris International, Inc.,
1.88%, 11/1/19	4,018	3,993
(Floating, ICE LIBOR USD 3M + 0.42%),
1.86%, 2/21/20(1)	9,010	9,054
2.00%, 2/21/20	1,393	1,384

		14,431

Transportation & Logistics - 2.0%
PACCAR Financial Corp.,
1.45%, 3/9/18	1,000	1,000
1.40%, 5/18/18	12,345	12,320
1.75%, 8/14/18	2,000	1,999
1.30%, 5/10/19	4,000	3,957
1.20%, 8/12/19	1,500	1,477
2.05%, 11/13/20	1,000	992
United Parcel Service, Inc.,
(Floating, ICE LIBOR USD 3M + 0.15%),
1.56%, 4/1/21(1)	1,750	1,751
(Floating, ICE LIBOR USD 3M + 0.38%),
1.80%, 5/16/22(1)	17,015	17,044
(Floating, ICE LIBOR USD 3M + 0.45%),
1.86%, 4/1/23(1)	7,520	7,539

		48,079

Utilities - 1.5%
Ameren Corp.,
2.70%, 11/15/20	4,330	4,344
Dominion Energy, Inc.,
1.88%, 1/15/19	9,200	9,172
Public Service Enterprise Group, Inc.,
1.60%, 11/15/19	10,000	9,835
Sempra Energy,
1.63%, 10/7/19	5,000	4,938
WEC Energy Group, Inc.,
1.65%, 6/15/18	7,500	7,493

		35,782

Wireless Telecommunications Services - 0.5%
AT&T, Inc.,
(Floating, ICE LIBOR USD 3M + 0.89%),
2.30%, 2/14/23(1)	8,600	8,667
Verizon Communications, Inc.,
(Floating, ICE LIBOR USD 3M + 0.77%),
2.37%, 6/17/19(1)	4,000	4,033

		12,700

Total Corporate Bonds (Cost $1,106,374)		1,106,392

FOREIGN ISSUER BONDS - 25.7%
Banks - 9.2%
ABN AMRO Bank N.V.,
(Floating, ICE LIBOR USD 3M + 0.64%),
1.99%, 1/18/19(1) (2)	1,000	1,004
Australia & New Zealand Banking Group Ltd.,
1.50%, 1/16/18	4,000	3,999
(Floating, ICE LIBOR USD 3M + 0.56%),
1.98%, 5/15/18(1)	3,500	3,505
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC,
2.40%, 12/12/18	5,550	5,566
BNZ International Funding Ltd.,
1.90%, 2/26/18(2)	3,500	3,500
Canadian Imperial Bank of Commerce,
(Floating, ICE LIBOR USD 3M + 0.31%),
1.65%, 10/5/20(1)	4,000	3,994
(Floating, ICE LIBOR USD 3M + 0.72%),
2.32%, 6/16/22(1)	13,000	13,044
Commonwealth Bank of Australia,
(Floating, ICE LIBOR USD 3M + 0.83%),
2.34%, 9/6/21(1) (2)	5,604	5,664
(Floating, ICE LIBOR USD 3M + 0.70%),
2.24%, 3/10/22(1) (2)	7,145	7,181
Cooperatieve Rabobank U.A.,
1.38%, 8/9/19	10,000	9,866
DNB Bank ASA,
(Floating, ICE LIBOR USD 3M + 0.37%),
2.06%, 10/2/20(1) (2)	4,000	4,004

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 25.7% continued
Banks - 9.2% continued
(Floating, ICE LIBOR USD 3M + 1.07%),
2.56%, 6/2/21(1) (2)	$10,000	$10,207
ING Bank N.V.,
(Floating, ICE LIBOR USD 3M + 0.55%),
2.15%, 3/16/18(1) (2)	4,500	4,503
1.65%, 8/15/19(2)	3,000	2,966
ING Groep N.V.,
(Floating, ICE LIBOR USD 3M + 1.15%),
2.84%, 3/29/22(1)	7,040	7,175
Lloyds Bank PLC,
(Floating, ICE LIBOR USD 3M + 0.52%),
2.12%, 3/16/18(1)	7,300	7,305
2.05%, 1/22/19	4,900	4,896
2.70%, 8/17/20	4,675	4,693
Mizuho Bank Ltd.,
1.80%, 3/26/18(2)	3,000	3,000
National Australia Bank Ltd.,
(Floating, ICE LIBOR USD 3M + 0.64%),
2.00%, 7/23/18(1) (2)	1,400	1,404
1.38%, 7/12/19	1,000	988
(Floating, ICE LIBOR USD 3M + 0.51%),
1.96%, 5/22/20(1) (2)	10,853	10,899
(Floating, ICE LIBOR USD 3M + 0.89%),
2.24%, 1/10/22(1) (2)	10,000	10,136
National Bank of Canada,
2.15%, 6/12/20	1,000	995
Skandinaviska Enskilda Banken AB,
1.50%, 9/13/19	6,620	6,535
2.30%, 3/11/20	12,500	12,476
Sumitomo Mitsui Banking Corp.,
1.95%, 7/23/18	5,000	4,999
Svenska Handelsbanken,
(Floating, ICE LIBOR USD 3M + 0.65%),
2.01%, 1/11/19(1)	6,100	6,112
Svenska Handelsbanken AB,
(Floating, ICE LIBOR USD 3M + 0.49%),
2.09%, 6/17/19(1)	2,500	2,512
1.95%, 9/8/20	6,200	6,134
(Floating, ICE LIBOR USD 3M + 0.93%),
2.62%, 10/1/20(1)	2,350	2,390
Toronto-Dominion Bank (The),
1.85%, 9/11/20	2,800	2,769
2.50%, 12/14/20	5,674	5,692
Westpac Banking Corp.,
1.65%, 5/13/19	5,282	5,243
1.60%, 8/19/19	7,000	6,927
(Floating, ICE LIBOR USD 3M + 0.43%),
1.94%, 3/6/20(1)	7,000	7,028
(Floating, ICE LIBOR USD 3M + 0.85%),
2.29%, 8/19/21(1)	10,000	10,124
(Floating, ICE LIBOR USD 3M + 0.85%),
2.21%, 1/11/22(1)	14,000	14,184

		223,619

Diversified Banks - 5.4%
Bank of Montreal,
1.35%, 8/28/18	1,000	997
1.50%, 7/18/19	4,450	4,407
(Floating, ICE LIBOR USD 3M + 0.65%),
2.00%, 7/18/19(1)	5,911	5,952
(Floating, ICE LIBOR USD 3M + 0.79%),
2.25%, 8/27/21(1)	9,581	9,704
Bank of Nova Scotia (The),
(Floating, ICE LIBOR USD 3M + 0.62%),
2.11%, 12/5/19(1)	10,000	10,080
(Floating, ICE LIBOR USD 3M + 0.39%),
1.75%, 7/14/20(1)	5,500	5,512
2.35%, 10/21/20	3,000	2,992
BNP Paribas S.A.,
2.45%, 3/17/19	3,500	3,517
Credit Agricole S.A.,
(Floating, ICE LIBOR USD 3M + 0.80%),
2.16%, 4/15/19(1) (2)	10,000	10,073
(Floating, ICE LIBOR USD 3M + 0.97%),
2.51%, 6/10/20(1) (2)	4,000	4,057
(Floating, ICE LIBOR USD 3M + 1.18%),
2.87%, 7/1/21(1) (2)	1,450	1,482
HSBC Holdings PLC,
(Floating, ICE LIBOR USD 3M + 1.66%),
3.12%, 5/25/21(1)	10,000	10,377
Mizuho Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 1.48%),
2.84%, 4/12/21(1) (2)	2,700	2,767
(Floating, ICE LIBOR USD 3M + 1.14%),
2.70%, 9/13/21(1)	5,000	5,081
Nordea Bank A.B.,
1.63%, 5/15/18(2)	6,250	6,245
1.63%, 9/30/19(2)	9,000	8,899
(Floating, ICE LIBOR USD 3M + 0.47%),
1.95%, 5/29/20(1) (2)	12,400	12,453

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 25.7% continued
Diversified Banks - 5.4% continued
Royal Bank of Canada,
2.15%, 10/26/20	$1,560	$1,550
(Floating, ICE LIBOR USD 3M + 0.73%),
2.11%, 2/1/22(1)	10,000	10,105
Societe Generale S.A.,
(Floating, ICE LIBOR USD 3M + 1.08%),
2.77%, 10/1/18(1)	3,000	3,021
Sumitomo Mitsui Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 1.68%),
3.22%, 3/9/21(1)	10,000	10,341
(Floating, ICE LIBOR USD 3M + 1.14%),
2.50%, 10/19/21(1)	1,330	1,353

		130,965

Electrical Equipment Manufacturing - 1.8%
Siemens Financieringsmaatschappij N.V.,
1.45%, 5/25/18(2)	7,000	6,989
(Floating, ICE LIBOR USD 3M + 0.28%),
1.74%, 5/25/18(1) (2)	2,550	2,552
1.30%, 9/13/19(2)	11,815	11,639
(Floating, ICE LIBOR USD 3M + 0.32%),
1.88%, 9/13/19(1) (2)	5,025	5,047
2.20%, 3/16/20(2)	15,000	14,976
2.15%, 5/27/20(2)	3,000	2,981

		44,184

Exploration & Production - 0.8%
Sinopec Group Overseas Development 2014 Ltd.,
(Floating, ICE LIBOR USD 3M + 0.92%),
2.27%, 4/10/19(1) (2)	20,000	20,094

Financial Services - 1.1%
UBS A.G.,
(Floating, ICE LIBOR USD 3M + 0.64%),
2.05%, 8/14/19(1)	8,500	8,554
2.20%, 6/8/20(2)	2,200	2,186
2.45%, 12/1/20(2)	5,000	4,985
UBS Group Funding Switzerland A.G.,
(Floating, ICE LIBOR USD 3M + 1.44%),
3.11%, 9/24/20(1) (2)	10,000	10,221

		25,946

Food & Beverage - 0.4%
Mondelez International Holdings Netherlands B.V.,
1.63%, 10/28/19(2)	10,000	9,856

Government Agencies - 0.4%
Kommunalbanken A.S.,
(Floating, ICE LIBOR USD 3M + 0.13%),
1.65%, 9/8/21(1) (2)	10,000	10,008

Government Development Banks - 0.5%
Bank Nederlandse Gemeenten N.V.,
1.50%, 2/15/19(2)	3,000	2,982
Kreditanstalt fuer Wiederaufbau,
1.88%, 6/30/20	2,250	2,237
Landwirtschaftliche Rentenbank,
1.38%, 10/23/19	5,500	5,436
Svensk Exportkredit AB,
(Floating, ICE LIBOR USD 3M + 0.33%),
1.69%, 1/14/19(1)	1,500	1,505

		12,160

Government Regional - 0.4%
Municipality Finance PLC,
(Floating, ICE LIBOR USD 3M + 0.17%),
1.56%, 2/7/20(1) (2)	6,400	6,415
Province of Ontario Canada,
1.63%, 1/18/19	4,000	3,985

		10,400

Integrated Oils - 3.7%
BP Capital Markets PLC,
1.67%, 2/13/18	3,000	2,999
1.38%, 5/10/18	4,000	3,994
1.68%, 5/3/19	1,000	995
2.32%, 2/13/20	4,379	4,390
(Floating, ICE LIBOR USD 3M + 0.87%),
2.47%, 9/16/21(1)	8,433	8,587
Shell International Finance B.V.,
1.63%, 11/10/18	7,000	6,982
(Floating, ICE LIBOR USD 3M + 0.58%),
1.99%, 11/10/18(1)	4,000	4,017
1.38%, 5/10/19	5,000	4,957
1.38%, 9/12/19	13,426	13,261
(Floating, ICE LIBOR USD 3M + 0.35%),
1.90%, 9/12/19(1)	1,545	1,552
(Floating, ICE LIBOR USD 3M + 0.45%),
1.86%, 5/11/20(1)	5,035	5,081
2.13%, 5/11/20	8,155	8,138
Statoil ASA,
1.15%, 5/15/18	3,750	3,741
(Floating, ICE LIBOR USD 3M + 0.46%),
1.86%, 11/8/18(1)	8,730	8,752

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 25.7% continued
Integrated Oils - 3.7% continued
Total Capital International S.A.,
(Floating, ICE LIBOR USD 3M + 0.57%),
1.98%, 8/10/18(1)	$3,969	$3,981
2.13%, 1/10/19	7,000	7,007

		88,434

Medical Equipment & Devices Manufacturing - 0.2%
Medtronic Global Holdings S.C.A,
1.70%, 3/28/19	5,575	5,552

Pharmaceuticals - 0.6%
Allergan Funding SCS,
2.35%, 3/12/18	5,000	5,004
Mylan N.V.,
2.50%, 6/7/19	2,000	1,998
Shire Acquisitions Investments Ireland DAC,
1.90%, 9/23/19	7,130	7,065

		14,067

Pipeline - 0.1%
TransCanada PipeLines Ltd.,
1.88%, 1/12/18	2,000	2,000

Tobacco - 0.4%
BAT International Finance PLC,
2.75%, 6/15/20(2)	10,000	10,049

Wireline Telecommunications Services - 0.7%
Deutsche Telekom International Finance B.V.,
1.50%, 9/19/19(2)	5,000	4,927
(Floating, ICE LIBOR USD 3M + 0.58%),
1.93%, 1/17/20(1) (2)	10,750	10,778

		15,705

Total Foreign Issuer Bonds (Cost $621,732)		623,039

U.S. GOVERNMENT AGENCIES - 0.4%(4)
Fannie Mae - 0.2%
1.50%, 7/30/20	4,700	4,642

Federal Home Loan Bank - 0.2%
1.88%, 3/13/20	3,965	3,947
FHLB Bonds,,
0.88%, 6/29/18	1,000	996

		4,943

Total U.S. Government Agencies (Cost $9,652)		9,585

U.S. GOVERNMENT OBLIGATIONS - 10.5%
U.S. Treasury Notes - 10.5%
0.75%, 7/31/18	5,000	4,975
1.00%, 9/15/18	20,000	19,903
0.75%, 9/30/18	15,000	14,893
0.75%, 2/15/19	5,000	4,940
0.88%, 4/15/19	41,000	40,492
0.88%, 5/15/19	7,000	6,908
0.88%, 6/15/19	20,000	19,720
0.75%, 7/15/19	7,000	6,882
1.38%, 7/31/19	10,000	9,925
1.25%, 8/31/19	10,000	9,898
0.88%, 9/15/19	10,000	9,833
1.38%, 9/30/19	10,000	9,914
1.00%, 10/15/19	25,000	24,619
1.50%, 6/15/20	10,000	9,899
1.50%, 7/15/20	10,000	9,893
1.38%, 9/15/20	30,000	29,572
1.63%, 10/15/20	21,000	20,814

		253,080

Total U.S. Government Obligations (Cost $255,758)		253,080

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.2%
Northern Institutional Funds - U.S. Government Portfolio,
1.09(5) (6)	52,401,864	$52,402

Total Investment Companies (Cost $52,402)		52,402

Total Investments - 98.4% (Cost $2,382,384)		2,380,747

Other Assets less Liabilities - 1.6%		38,033

NET ASSETS - 100.0%		$2,418,780

(1)	Variable rate security. Rate as of December 31, 2017 is disclosed.

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Restricted security that has been deemed illiquid. At December 31, 2017, the value of these restricted illiquid securities amounted to approximately $25,376,000 or 1.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
CARDS II Trust, Series 2017-2A, Class A,
1.74%, 10/17/22	11/9/17	$5,000

Chesapeake Funding II LLC, Series 2017-4A, Class A1,
2.12%, 11/15/29	10/24/17	4,000

Evergreen Credit Card Trust Series, Series 2017-1, Class A,
1.74%, 10/15/21	10/17/17	3,000

Gosforth Funding PLC, Series 2017-1A, Class A1A,
2.08%, 12/19/59	9/19/17	2,357

Santander Retail Auto Lease Trust, Series 2017-A, Class A2A,
2.02%, 3/20/20	11/14/17	4,000

Securitized Term Auto Receivables Trust, Series 2017-2A, Class A2A,
1.78%, 1/27/20	9/27/17	2,000

Silverstone Master Issuer PLC, Series 2016-1A, Class 1A1,
2.11%, 1/21/70	2/18/16	5,000

(4)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2017 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	10.6%
U.S. Agency	0.4
AAA	15.2
AA	18.0
A	41.8
BBB	11.6
Cash Equivalents	2.2
Not Rated	0.2

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$336,249	$—	$336,249
Corporate Bonds(1)	—	1,106,392	—	1,106,392
Foreign Issuer Bonds(1)	—	623,039	—	623,039
U.S. Government Agencies(1)	—	9,585	—	9,585
U.S. Government Obligations(1)	—	253,080	—	253,080
Investment Companies	52,402	—	—	52,402

Total Investments	$52,402	$2,328,345	$—	$2,380,747

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued	DECEMBER 31, 2017 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio*	$24,524	$733,340	$757,864	$143	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	286,523	234,121	95	52,402	52,402
Total	$24,524	$1,019,863	$991,985	$238	$52,402	52,402

*	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

Fannie Mae - Federal National Mortgage Association

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

USD - United States Dollar

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND	DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.3%(1)
Fannie Mae - 24.7%
0.00%, 10/9/19(2)	$150	$144
1.50%, 2/28/20	500	495
Pool #555649,
7.50%, 10/1/32	43	48
Pool #893082,
(Floating, ICE LIBOR USD 1Y + 1.91%),
3.67%, 9/1/36(3)	112	119
Pool #AB6782,
2.50%, 11/1/27	143	144
Pool #AO7970,
2.50%, 6/1/27	101	102
Pool #AS7568,
4.50%, 7/1/46	537	572
Pool #AS8807,
3.50%, 2/1/47	283	290
Pool #BD1165,
3.00%, 10/1/46	308	308
Pool #BE3619,
4.00%, 5/1/47	218	228
Pool #BE3702,
4.00%, 6/1/47	205	214
Pool #BE5651,
3.00%, 2/1/47	192	192
Pool #BH1179,
4.00%, 6/1/47	219	229
Pool #MA2864,
3.50%, 1/1/47	193	198
Pool #MA2907,
4.00%, 2/1/47	296	310
Pool #MA2929,
3.50%, 3/1/47	195	200
Pool #MA2995,
4.00%, 5/1/47	304	318
Pool #MA3027,
4.00%, 6/1/47	214	224
Pool #MA3149,
4.00%, 10/1/47	227	237
Pool TBA,
1/18/47(4)	1,110	1,150

		5,722

Federal Home Loan Bank - 5.2%
1.38%, 9/28/20	975	958
3.00%, 9/11/26	250	257

		1,215

Freddie Mac - 3.5%
1.75%, 6/29/20	350	347
Pool #1J0365,
(Floating, ICE LIBOR USD 1Y + 1.88%),
3.62%, 4/1/37(3)	138	144
Pool #1J2840,
(Floating, ICE LIBOR USD 1Y + 1.90%),
3.65%, 9/1/37(3)	290	306
Pool #410092,
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.16%),
3.09%, 11/1/24(3)	17	17

		814

Freddie Mac Gold - 2.2%
Pool #G08617,
4.50%, 11/1/44	123	131
Pool #V60613,
2.50%, 9/1/29	369	369

		500

Government National Mortgage Association - 2.7%
Series 2012-123, Class A,
1.04%, 7/16/46	344	313
Series 2013-17, Class AF,
1.21%, 11/16/43	324	312

		625

Government National Mortgage Association I - 0.0%
Pool #268360,
10.00%, 4/15/19	1	1
Pool #270288,
10.00%, 6/15/19	3	3

		4

Total U.S. Government Agencies (Cost $8,976)		8,880

U.S. GOVERNMENT OBLIGATIONS - 55.6%
U.S. Treasury Inflation Indexed Notes - 4.7%
0.13%, 4/15/19	230	242
0.13%, 4/15/20	230	242
0.13%, 4/15/21	175	181

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 55.6% continued
U.S. Treasury Inflation Indexed Notes - 4.7% continued
0.13%, 4/15/22	$180	$181
0.38%, 7/15/27	240	241

		1,087

U.S. Treasury Notes - 50.9%
1.75%, 11/30/19	1,215	1,212
1.88%, 12/15/20	2,890	2,882
2.00%, 11/30/22	2,915	2,888
2.25%, 12/31/23	1,685	1,682
2.13%, 7/31/24	1,520	1,502
2.25%, 10/31/24	975	970
2.25%, 11/15/27	690	680

		11,816

Total U.S. Government Obligations (Cost $12,962)		12,903

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 8.7%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(5) (6)	2,007,623	$2,008

Total Investment Companies (Cost $2,008)		2,008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.2%
U.S. Treasury Bill,
1.12%, 1/25/18(7) (8)	$500	$500

Total Short-Term Investments (Cost $500)		500

Total Investments - 104.8% (Cost $24,446)		24,291

Liabilities less Other Assets - (4.8%)		(1,110)

NET ASSETS - 100.0%		$23,181

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Zero coupon bond.
(3)	Variable rate security. Rate as of December 31, 2017 is disclosed.
(4)	When-Issued Security. Coupon rate is not in effect at December 31, 2017.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2017 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At December 31, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Ultra 10-Year U.S. Treasury Note	(3)	$401	Short	3/18	$2
U.S. Treasury Long Bond	(2)	306	Short	3/18	—	*

Total					$2

*	Amount rounds to less than one thousand.

At December 31, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	57.8%
U.S. Agency	34.0
Cash Equivalents	8.2

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$8,880	$—	$8,880
U.S. Government Obligations(1)	—	12,903	—	12,903
Investment Companies	2,008	—	—	2,008
Short-Term Investments	—	500	—	500

Total Investments	$2,008	$22,283	$—	$24,291

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$2	$—	$—	$2

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$2,176	$35,008	$35,176	$13	$2,008	2,008

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

TBA - To be Announced

USD - United States Dollar

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7%
Auto Floor Plan - 0.0%
Ford Credit Floorplan Master Owner Trust A, Series 2017-2, Class A1
2.16%, 9/15/22	$125	$125
Ford Credit Floorplan Master Owner Trust, Series 2017-1, Class A1
2.07%, 5/15/22	325	323

		448

Automobile - 0.2%
Ally Auto Receivables Trust, Series 2017-3, Class A3
1.74%, 9/15/21	200	199
Ally Auto Receivables Trust, Series 2017-4, Class A3
1.75%, 12/15/21	100	99
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class D
3.13%, 10/8/20	50	50
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class D
3.07%, 11/9/20	100	101
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C
2.40%, 1/8/21	100	100
Americredit Automobile Receivables Trust, Series 2016-4, Class B
1.83%, 12/8/21	50	49
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C
2.41%, 7/8/22	50	50
Americredit Automobile Receivables Trust, Series 2016-4, Class D
2.74%, 12/8/22	60	59
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class C
2.97%, 3/20/23	125	126
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class D
3.42%, 4/18/23	100	101
BMW Vehicle Lease Trust, Series 2017-2, Class A3
2.07%, 10/20/20	150	150
Carmax Auto Owner Trust, Series 2016-3, Class A3
1.39%, 5/17/21	100	99
CarMax Auto Owner Trust, Series 2016-4, Class A3
1.40%, 8/15/21	100	99
CarMax Auto Owner Trust, Series 2017-2, Class A3
1.93%, 3/15/22	200	199
CarMax Auto Owner Trust, Series 2017-4, Class A4
2.33%, 5/15/23	100	99
Fifth Third Auto Trust, Series 2017-1,Class A3
1.80%, 2/15/22	100	99
Ford Credit Auto Lease Trust, Series 2017-B, Class A4
2.17%, 2/15/21	100	100
Ford Credit Auto Owner Trust, Series 2016-B, Class A4
1.52%, 8/15/21	100	99
Ford Credit Auto Owner Trust, Series 2016-B, Class B
1.85%, 9/15/21	50	50
Ford Credit Auto Owner Trust, Series 2016-C, Class A3
1.22%, 3/15/21	100	99
Ford Credit Auto Owner Trust, Series 2017-A, Class A3
1.67%, 6/15/21	100	99
Ford Credit Auto Owner Trust, Series 2017-A, Class B
2.24%, 6/15/22	100	99
Ford Credit Auto Owner Trust, Series 2017-C, Class A3
2.01%, 3/15/22	100	100
Ford Credit Auto Owner Trust, Series 2017-C, Class B
2.35%, 4/15/23	100	99
Ford Credit Auto Owner Trust, Series 2017-C, Class C
2.50%, 5/15/24	100	99
Honda Auto Receivables Owner Trust, Series 2016-2, Class A4 Series 2016-2, Class A4
1.62%, 8/15/22	150	149
Honda Auto Receivables Owner Trust, Series 2017-3, Class A3
1.79%, 9/20/21	200	199

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Automobile - 0.2% continued
Honda Auto Receivables Owner Trust, Series 2017-3, Class A4
1.98%, 11/20/23	$100	$99
Honda Auto Receivables Owner Trust, Series 2017-4, Class A3
2.05%, 11/22/21	150	150
Hyundai Auto Receivables Trust, Series 2016-A, Class A4
1.73%, 5/16/22	250	248
Hyundai Auto Receivables Trust, Series 2017-B, Class A3
1.77%, 1/18/22	100	99
Hyundai Auto Receivables Trust, Series 2017-B, Class A4
1.96%, 2/15/23	100	99
Nissan Auto Lease Trust, Series 2017-B, Class A3
2.05%, 9/15/20	150	150
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A4
1.54%, 10/17/22	150	148
Nissan Auto Receivables Owner Trust, Series 2017-B, Class A3
1.75%, 10/15/21	100	99
Nissan Auto Receivables Owner Trust, Series 2017-B, Class A4
1.95%, 10/16/23	100	99
Nissan Auto Receivables Owner Trust, Series 2017-C, Class A3
2.12%, 4/18/22	100	100
Santander Drive Auto Receivables Trust, Series 2016-3, Class C
2.46%, 3/15/22	100	100
Santander Drive Auto Receivables Trust, Series 2016-3, Class D
2.80%, 8/15/22	100	100
Toyota Auto Receivables Owner Trust, Series 2016-A, Class A4
1.47%, 9/15/21	150	149
Toyota Auto Receivables Owner Trust, Series 2016-D, Class A3
1.23%, 10/15/20	100	99
Toyota Auto Receivables Owner Trust, Series 2017-D, Class A3
1.93%, 1/18/22	150	149
Toyota Auto Receivables Owner Trust, Series 2017-D, Class A4
2.12%, 2/15/23	100	100
World Omni Auto Receivables Trust, Series 2016-A, Class A4
1.95%, 5/16/22	250	248
World Omni Auto Receivables Trust, Series 2017-A, Class A3
1.93%, 9/15/22	200	199

		5,306

Commercial Mortgage-Backed Securities - 1.2%
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A4
3.17%, 7/15/49	300	302
BANK, Series 2017-BNK7, Class A5
3.44%, 9/15/60	250	256
BANK, Series 2017-BNK9, Class A4
3.54%, 11/15/54	250	258
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A2
3.31%, 11/15/50	250	256
CD Mortgage Trust, Series 2017-CD4, Class A4
3.51%, 5/10/50	250	258
CD Mortgage Trust, Series 2017-CD5, Class A4
3.43%, 8/15/50	250	256
CD Mortgage Trust, Series 2017-CD6, Class A5
3.46%, 11/13/50	200	206
CFCRE Commercial Mortgage Trust, Series 2016-C3,Class A3
3.87%, 1/10/48	300	314
CFCRE Commercial Mortgage Trust, Series 2016-C4,Class A4
3.28%, 5/10/58	250	251
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4
3.46%, 8/15/50	250	257
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4
3.02%, 9/10/45	400	405

FIXED INCOME INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Commercial Mortgage-Backed Securities - 1.2% continued
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4
4.37%, 9/10/46	$350	$377
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS
4.65%, 9/10/46	100	107
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4
3.64%, 10/10/47	100	104
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	200	202
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5
3.72%, 9/15/48	200	209
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4
3.21%, 5/10/49	250	252
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4
3.15%, 11/15/49	150	151
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5
3.62%, 2/10/49	300	311
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4
3.31%, 4/10/49	250	253
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A4
3.33%, 4/15/49	250	254
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4
3.47%, 9/15/50	250	257
Commercial Mortgage Trust, Series 2012-CR2, Class A4
3.15%, 8/15/45	335	340
Commercial Mortgage Trust, Series 2012-CR3, Class A3
2.82%, 10/15/45	245	245
Commercial Mortgage Trust, Series 2012-CR4, Class A3
2.85%, 10/15/45	150	151
Commercial Mortgage Trust, Series 2012-CR5, Class A4
2.77%, 12/10/45	100	100
Commercial Mortgage Trust, Series 2012-LC4, Class A4
3.29%, 12/10/44	100	102
Commercial Mortgage Trust, Series 2013-CR10, Class A4
4.21%, 8/10/46	100	107
Commercial Mortgage Trust, Series 2013-CR12, Class A4
4.05%, 10/10/46	300	319
Commercial Mortgage Trust, Series 2013-CR9, Class A4
4.23%, 7/10/45(1) (2)	200	214
Commercial Mortgage Trust, Series 2013-LC6, Class A4
2.94%, 1/10/46	150	151
Commercial Mortgage Trust, Series 2014-CR19, Class A5
3.80%, 8/10/47	300	315
Commercial Mortgage Trust, Series 2014-UBS5, Class A4
3.84%, 9/10/47	500	526
Commercial Mortgage Trust, Series 2014-UBS6, Class A5
3.64%, 12/10/47	250	260
Commercial Mortgage Trust, Series 2015-CR24, Class A5
3.70%, 8/10/48	500	522
Commercial Mortgage Trust, Series 2015-DC1, Class A5
3.35%, 2/10/48	200	204
Commercial Mortgage Trust, Series 2015-LC19, Class A4
3.18%, 2/10/48	500	506
Commercial Mortgage Trust, Series 2015-PC1, Class A5
3.90%, 7/10/50	200	211
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4
3.51%, 4/15/50	225	232
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3.72%, 8/15/48	500	520
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5
3.09%, 1/15/49	100	100

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Commercial Mortgage-Backed Securities - 1.2% continued
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5
3.50%, 11/15/49	$200	$205
DBJPM Mortgage Trust, Series 2017-C6, Class A5
3.33%, 6/10/50	250	254
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5
2.94%, 2/10/46	100	101
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4
3.38%, 5/10/50	200	205
GS Mortgage Securities Corp. II, Series 2017-GS8, Class A4
3.47%, 11/10/50	200	206
GS Mortgage Securities Trust, Series 2011-GC5, Class A4
3.71%, 8/10/44	150	155
GS Mortgage Securities Trust, Series 2012-GC6, Class A3
3.48%, 1/10/45	199	205
GS Mortgage Securities Trust, Series 2012-GCJ9, Class A3
2.77%, 11/10/45	175	175
GS Mortgage Securities Trust, Series 2013-GC12, Class A4
3.14%, 6/10/46	100	102
GS Mortgage Securities Trust, Series 2013-GC13, Class A5
4.06%, 7/10/46(1) (2)	200	214
GS Mortgage Securities Trust, Series 2013-GC14, Class A5
4.24%, 8/10/46	150	161
GS Mortgage Securities Trust, Series 2014-GC18, Class A4
4.07%, 1/10/47	500	531
GS Mortgage Securities Trust, Series 2014-GC20, Class A5
4.00%, 4/10/47	100	106
GS Mortgage Securities Trust, Series 2014-GC24, Class A5
3.93%, 9/10/47	300	318
GS Mortgage Securities Trust, Series 2014-GC26, Class A5
3.63%, 11/10/47	250	260
GS Mortgage Securities Trust, Series 2015-GC28, Class A2
2.90%, 2/10/48	150	152
GS Mortgage Securities Trust, Series 2016-GS2, Class A4
3.05%, 5/10/49	100	100
GS Mortgage Securities Trust, Series 2016-GS3, Class A4
2.85%, 10/10/49	200	196
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 8/10/50	250	255
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3
4.17%, 8/15/46	164	172
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3
3.51%, 5/15/45	174	180
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4
3.48%, 6/15/45	250	257
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5
3.14%, 12/15/47	150	153
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS
3.37%, 12/15/47	50	50
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A4
3.99%, 1/15/46	100	106
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A4
4.00%, 4/15/47	500	529
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5
3.80%, 7/15/47	500	524

FIXED INCOME INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Commercial Mortgage-Backed Securities - 1.2% continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C22, Class A4
3.80%, 9/15/47	$500	$524
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A5
3.64%, 11/15/47	200	208
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class A5
3.67%, 11/15/47	150	156
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C28, Class A2
2.77%, 10/15/48	100	101
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C30, Class A5
3.82%, 7/15/48	200	210
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C32, Class A2
2.82%, 11/15/48	200	202
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C2, Class A2
2.66%, 6/15/49	100	100
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C2, Class A4
3.14%, 6/15/49	100	100
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C4, Class A3
3.14%, 12/15/49	150	150
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5
2.87%, 8/15/49	200	196
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS
3.14%, 8/15/49	100	98
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C7, Class A5
3.41%, 10/15/50	200	205
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5
3.45%, 9/15/50	100	102
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4
4.17%, 8/15/46(1) (2)	200	213
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4
2.92%, 2/15/46	175	176
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.10%, 5/15/46	200	203
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3
3.67%, 2/15/47	100	103
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5
4.06%, 2/15/47	200	212
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5
3.74%, 8/15/47	400	418
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5
3.53%, 10/15/48	100	103
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4
3.33%, 5/15/49	250	254
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5
2.86%, 9/15/49	250	245
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4
3.24%, 3/15/45	150	153

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Commercial Mortgage-Backed Securities - 1.2% continued
Morgan Stanley Capital I, Inc., Series 2017-HR2, Class A4
3.59%, 12/15/50	$200	$206
UBS Commercial Mortgage Trust, Series 2012-C1, Class A3
3.40%, 5/10/45	389	399
UBS Commercial Mortgage Trust, Series 2017-C1, Class A4
3.46%, 6/15/50	250	256
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4
3.49%, 8/15/50	250	257
UBS Commercial Mortgage Trust, Series 2017-C3, Class A4
3.43%, 8/15/50	175	179
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5
3.58%, 12/15/50	100	103
UBS Commercial Mortgage Trust,Series 2017-C7, Class A4
3.68%, 12/15/50	150	156
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4
3.09%, 8/10/49	125	127
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5
2.85%, 12/10/45	100	100
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4
3.18%, 3/10/46	100	102
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4
3.24%, 4/10/46	100	102
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3
3.60%, 1/10/45	123	125
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3
2.92%, 10/15/45	150	151
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4
4.22%, 7/15/46	100	107
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4
3.17%, 2/15/48	100	101
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4
3.66%, 9/15/58	250	260
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5
3.18%, 4/15/50	200	202
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2
2.63%, 5/15/48	1,000	1,005
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5
3.77%, 7/15/58	300	314
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4
3.72%, 12/15/48	300	313
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A4
3.56%, 1/15/59	200	207
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4
3.43%, 3/15/59	250	256
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	100	99
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4
3.07%, 11/15/59	250	249
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4
2.94%, 10/15/49	200	198
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4
2.92%, 11/15/49	150	148
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5
3.42%, 9/15/50	250	256
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4
3.58%, 10/15/50	100	104
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4
3.59%, 12/15/50	100	103
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%, 11/15/44	150	155

FIXED INCOME INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Commercial Mortgage-Backed Securities - 1.2% continued
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4
3.44%, 4/15/45	$175	$180
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class A2
3.43%, 6/15/45	250	257
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class A4
3.20%, 3/15/48	600	612
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class AS
3.56%, 3/15/48	50	51
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class A4
3.00%, 5/15/45	500	505
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A5
3.34%, 6/15/46	150	154
WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A5
4.42%, 9/15/46	250	271
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5
3.75%, 9/15/57	500	522
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A5
3.63%, 11/15/47	250	259
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5
4.05%, 3/15/47	100	106

		30,182

Credit Card - 0.3%
American Express Credit Account Master Trust, Series 2017-6, Class A
2.04%, 5/15/23	250	249
American Express Credit Account Master Trust, Series 2017-7, Class A
2.35%, 5/15/25	100	100
BA Credit Card Trust, Series 2017-A1, Class A1
1.95%, 8/15/22	300	299
BA Credit Card Trust, Series 2017-A2, Class A2
1.84%, 1/17/23	40	40
Barclays Dryrock Issuance Trust, Series 2014-3, Class A
2.41%, 7/15/22	150	151
Barclays Dryrock Issuance Trust, Series 2016-1, Class A
1.52%, 5/16/22	175	173
Capital One Multi-Asset Execution Trust, Series 2016-A3, Class A3
1.34%, 4/15/22	255	252
Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4
1.33%, 6/15/22	150	148
Capital One Multi-Asset Execution Trust, Series 2016-A5, Class A5
1.66%, 6/17/24	100	98
Capital One Multi-Asset Execution Trust, Series 2017-A3, Class A3
2.43%, 1/15/25	200	200
Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4
1.99%, 7/17/23	300	298
Capital One Multi-Asset Execution Trust, Series 2017-A6, Class A6
2.29%, 7/15/25	125	124
Chase Issuance Trust, Series 2012-A4, Class A4
1.58%, 8/16/21	250	248
Chase Issuance Trust, Series 2012-A7, Class A7
2.16%, 9/16/24	200	197
Chase Issuance Trust, Series 2014-A2, Class A2
2.77%, 3/15/23	150	152
Chase Issuance Trust, Series 2015-A4, Class A4
1.84%, 4/15/22	300	298
Chase Issuance Trust, Series 2016-A2, Class A
1.37%, 6/15/21	225	223
Chase Issuance Trust, Series 2016-A4, Class A4
1.49%, 7/15/22	150	147
Chase Issuance Trust, Series 2016-A5, Class A5
1.27%, 7/15/21	250	247

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Credit Card - 0.3% continued
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
6.15%, 6/15/39	$150	$201
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1
2.88%, 1/23/23	300	305
Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5
2.68%, 6/7/23	150	152
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6
2.15%, 7/15/21	350	350
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1
1.75%, 11/19/21	350	348
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3
1.92%, 4/7/22	500	497
Citibank Credit Card Issuance Trust, Series 2017-A8, Class A8
1.86%, 8/8/22	150	149
Discover Card Execution Note Trust, Series 2012-A6, Class A6
1.67%, 1/18/22	350	348
Discover Card Execution Note Trust, Series 2014-A4, Class A4
2.12%, 12/15/21	400	400
Discover Card Execution Note Trust, Series 2015-A2, Class A
1.90%, 10/17/22	100	99
Discover Card Execution Note Trust, Series 2015-A4, Class A4
2.19%, 4/17/23	200	200
Discover Card Execution Note Trust, Series 2016-A4, Class A4
1.39%, 3/15/22	185	183
Discover Card Execution Note Trust, Series 2017-A2, Class A2
2.39%, 7/15/24	150	150
Discover Card Execution Note Trust, Series 2017-A6, Class A6
1.88%, 2/15/23	175	174
Synchrony Credit Card Master Note Trust, Series 2012-7, Class A
1.76%, 9/15/22	100	99
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A
2.37%, 3/15/23	150	150
Synchrony Credit Card Master Note Trust, Series 2016-2, Class A
2.21%, 5/15/24	100	99
Synchrony Credit Card Master Note Trust, Series 2017-2, Class A
2.62%, 10/15/25	100	100
World Financial Network Credit Card Master Trust, Series 2015-B, Class A
2.55%, 6/17/24	100	100
World Financial Network Credit Card Master Trust, Series 2017-C, Class A
2.31%, 8/15/24	100	100

		7,848

Other - 0.0%
AEP Texas Central Transition Funding lll LLC, Series 2012-1, Class A3
2.84%, 3/1/26	100	101
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3
4.24%, 8/15/23	100	105
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3
3.03%, 10/15/25	150	153
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3
4.38%, 11/1/23	100	105

		464

Total Asset-Backed Securities (Cost $44,145)		44,248

CORPORATE BONDS - 23.2%
Advertising & Marketing - 0.0%
Interpublic Group of (The) Cos., Inc.,
4.20%, 4/15/24	150	158
Omnicom Group, Inc.,
6.25%, 7/15/19	300	317
3.63%, 5/1/22	156	161
3.60%, 4/15/26	340	344

		980

FIXED INCOME INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.2% continued
Aerospace & Defense - 0.6%
Boeing (The) Co.,
7.95%, 8/15/24	$250	$327
2.85%, 10/30/24	110	111
6.13%, 2/15/33	135	180
3.30%, 3/1/35	55	55
6.63%, 2/15/38	100	143
5.88%, 2/15/40	75	100
3.50%, 3/1/45	500	486
General Dynamics Corp.,
3.88%, 7/15/21	250	262
2.25%, 11/15/22	500	493
2.13%, 8/15/26	350	328
3.60%, 11/15/42	155	159
Harris Corp.,
4.40%, 12/15/20	950	994
L3 Technologies, Inc.,
5.20%, 10/15/19	250	262
4.95%, 2/15/21	40	42
Lockheed Martin Corp.,
4.25%, 11/15/19	500	519
2.50%, 11/23/20	355	357
3.55%, 1/15/26	1,100	1,142
3.60%, 3/1/35	135	136
4.07%, 12/15/42	868	914
Northrop Grumman Corp.,
5.05%, 8/1/19	170	178
3.25%, 8/1/23	1,000	1,020
5.05%, 11/15/40	250	293
4.75%, 6/1/43	250	289
4.03%, 10/15/47	60	63
Precision Castparts Corp.,
2.50%, 1/15/23	500	497
3.90%, 1/15/43	100	104
4.38%, 6/15/45	350	394
Raytheon Co.,
4.40%, 2/15/20	510	533
2.50%, 12/15/22	1,150	1,147
4.70%, 12/15/41	100	118
Rockwell Collins, Inc.,
3.50%, 3/15/27	500	509
United Technologies Corp.,
7.50%, 9/15/29	100	138
6.05%, 6/1/36	600	783
6.13%, 7/15/38	175	232
5.70%, 4/15/40	500	637
4.50%, 6/1/42	450	499
3.75%, 11/1/46	500	501

		14,945

Airlines - 0.0%
Continental Airlines Pass Through Trust, Series 2009-2, Class A,
7.25%, 11/10/19	237	255
Southwest Airlines Co. Pass Through Trust, Series 2007-1,
6.15%, 8/1/22	300	326

		581

Apparel & Textile Products - 0.0%
Cintas Corp. No. 2,
2.90%, 4/1/22	85	86
NIKE, Inc.,
2.38%, 11/1/26	250	238
3.63%, 5/1/43	75	75
3.38%, 11/1/46	500	482
VF Corp.,
3.50%, 9/1/21	150	155
6.45%, 11/1/37	30	41

		1,077

Auto Parts Manufacturing - 0.0%
BorgWarner, Inc.,
4.38%, 3/15/45	170	175
Delphi Corp.,
4.15%, 3/15/24	300	317

		492

Automobiles Manufacturing - 0.7%
American Honda Finance Corp.,
2.25%, 8/15/19	250	250
2.15%, 3/13/20	800	798
1.65%, 7/12/21	400	390
1.70%, 9/9/21	500	487
2.60%, 11/16/22	125	125
Daimler Finance North America LLC,
8.50%, 1/18/31	175	264
Ford Motor Co.,
7.45%, 7/16/31	350	458
4.75%, 1/15/43	500	507

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.2% continued
Automobiles Manufacturing - 0.7% continued
Ford Motor Credit Co. LLC,
2.02%, 5/3/19	$600	$597
1.90%, 8/12/19	200	198
2.60%, 11/4/19	200	200
2.46%, 3/27/20	260	259
3.16%, 8/4/20	860	870
3.34%, 3/18/21	500	508
5.88%, 8/2/21	500	549
3.22%, 1/9/22	200	201
4.25%, 9/20/22	1,300	1,363
3.10%, 5/4/23	1,250	1,243
3.81%, 1/9/24	1,200	1,225
General Motors Co.,
6.25%, 10/2/43	550	651
6.75%, 4/1/46	145	183
General Motors Financial Co., Inc.,
3.20%, 7/13/20	395	400
4.20%, 3/1/21	1,315	1,368
3.20%, 7/6/21	485	490
4.38%, 9/25/21	1,400	1,473
3.45%, 4/10/22	50	51
3.70%, 5/9/23	1,050	1,071
4.35%, 1/17/27	165	172
Toyota Motor Credit Corp.,
2.10%, 1/17/19	100	100
1.70%, 2/19/19	660	657
2.13%, 7/18/19	100	100
4.50%, 6/17/20	300	316
1.90%, 4/8/21	300	296
2.25%, 10/18/23	545	533

		18,353

Banks - 0.9%
Bank of America N.A.,
6.00%, 10/15/36	250	326
Bank One Corp.,
7.75%, 7/15/25	54	69
8.00%, 4/29/27	250	334
BB&T Corp.,
2.25%, 2/1/19	100	100
2.45%, 1/15/20	450	451
2.63%, 6/29/20	1,000	1,007
2.75%, 4/1/22	150	151
Branch Banking & Trust Co.,
2.85%, 4/1/21	650	659
3.63%, 9/16/25	250	259
3.80%, 10/30/26	250	262
Capital One N.A.,
2.40%, 9/5/19	250	250
2.35%, 1/31/20	500	498
Citizens Bank N.A.,
2.50%, 3/14/19	250	251
2.55%, 5/13/21	250	249
Comerica Bank,
2.50%, 6/2/20	500	499
Discover Bank,
3.20%, 8/9/21	250	254
Fifth Third Bancorp,
2.88%, 7/27/20	500	505
3.50%, 3/15/22	200	206
4.30%, 1/16/24	220	233
8.25%, 3/1/38	275	420
Fifth Third Bank,
1.63%, 9/27/19	350	346
2.25%, 6/14/21	200	198
2.88%, 10/1/21	250	252
HSBC Bank USA N.A.,
4.88%, 8/24/20	300	317
7.00%, 1/15/39	350	517
HSBC USA, Inc.,
2.38%, 11/13/19	250	250
2.35%, 3/5/20	700	700
2.75%, 8/7/20	750	754
3.50%, 6/23/24	1,000	1,027
Huntington Bancshares, Inc.,
3.15%, 3/14/21	500	508
KeyBank N.A.,
2.50%, 12/15/19	250	251
2.25%, 3/16/20	1,000	997
3.30%, 6/1/25	250	254
KeyCorp,
5.10%, 3/24/21	25	27
MUFG Americas Holdings Corp.,
2.25%, 2/10/20	170	169
3.50%, 6/18/22	150	154

FIXED INCOME INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.2% continued
Banks - 0.9% continued
PNC Bank N.A.,
1.45%, 7/29/19	$250	$247
2.30%, 6/1/20	500	500
2.70%, 11/1/22	750	746
2.95%, 1/30/23	500	503
3.80%, 7/25/23	250	261
PNC Financial Services Group (The), Inc.,
6.70%, 6/10/19	600	637
4.38%, 8/11/20	500	525
3.30%, 3/8/22	150	154
2.85%, 11/9/22(3)	100	100
3.15%, 5/19/27	1,000	1,003
SunTrust Bank,
2.25%, 1/31/20	40	40
2.75%, 5/1/23	350	347
SunTrust Banks, Inc.,
2.50%, 5/1/19	200	201
Synchrony Bank,
3.00%, 6/15/22	250	249
US Bancorp,
4.13%, 5/24/21	200	211
3.00%, 3/15/22	115	117
2.95%, 7/15/22	1,700	1,723
2.38%, 7/22/26	1,000	942
Wells Fargo Bank N.A.,
5.85%, 2/1/37	250	321
6.60%, 1/15/38	300	418
Wells Fargo Capital X,
5.95%, 12/15/36	100	114

		23,063

Biotechnology - 0.5%
Amgen, Inc.,
5.70%, 2/1/19	500	519
2.20%, 5/22/19	750	750
4.50%, 3/15/20	425	444
4.10%, 6/15/21	165	172
1.85%, 8/19/21	150	146
3.88%, 11/15/21	250	261
3.20%, 11/2/27	250	250
6.38%, 6/1/37	100	131
6.40%, 2/1/39	100	133
5.75%, 3/15/40	935	1,159
5.15%, 11/15/41	250	300
5.65%, 6/15/42	100	125
4.40%, 5/1/45	250	272
Baxalta, Inc.,
2.88%, 6/23/20	370	372
4.00%, 6/23/25	755	780
5.25%, 6/23/45	625	728
Biogen, Inc.,
2.90%, 9/15/20	200	203
4.05%, 9/15/25	95	101
5.20%, 9/15/45	100	119
Celgene Corp.,
2.25%, 5/15/19	165	165
3.63%, 5/15/24	1,000	1,029
3.88%, 8/15/25	265	274
5.25%, 8/15/43	85	98
5.00%, 8/15/45	250	284
Gilead Sciences, Inc.,
2.05%, 4/1/19	100	100
2.35%, 2/1/20	85	85
2.55%, 9/1/20	240	242
4.50%, 4/1/21	200	213
3.25%, 9/1/22	145	149
3.50%, 2/1/25	500	517
3.65%, 3/1/26	500	519
4.60%, 9/1/35	1,000	1,127
5.65%, 12/1/41	330	419
4.50%, 2/1/45	250	278
4.75%, 3/1/46	1,015	1,174

		13,638

Cable & Satellite - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.46%, 7/23/22	790	824
4.91%, 7/23/25	1,635	1,738
4.20%, 3/15/28	885	878
Comcast Corp.,
3.38%, 2/15/25	145	149
3.38%, 8/15/25	1,000	1,026
3.15%, 3/1/26	1,850	1,864
3.30%, 2/1/27	540	551
7.05%, 3/15/33	140	195

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.2% continued
Cable & Satellite - 0.5% continued
5.65%, 6/15/35	$5	$6
6.40%, 5/15/38	143	193
4.75%, 3/1/44	500	573
3.97%, 11/1/47	651	673
4.00%, 11/1/49	595	609
4.05%, 11/1/52	1,244	1,273
Time Warner Cable LLC,
8.75%, 2/14/19	300	320
6.55%, 5/1/37	145	171
7.30%, 7/1/38	705	884
6.75%, 6/15/39	130	156
Time Warner Entertainment Co. L.P.,
8.38%, 7/15/33	260	358

		12,441

Chemicals - 0.5%
Air Products & Chemicals, Inc.,
3.00%, 11/3/21	300	305
2.75%, 2/3/23	250	251
Airgas, Inc.,
2.90%, 11/15/22	150	150
3.65%, 7/15/24	70	73
Dow Chemical (The) Co.,
4.25%, 11/15/20	155	162
4.13%, 11/15/21	200	210
3.00%, 11/15/22	100	101
7.38%, 11/1/29	100	133
4.25%, 10/1/34	150	158
9.40%, 5/15/39	300	513
5.25%, 11/15/41	400	466
4.38%, 11/15/42	500	526
E.I. du Pont de Nemours & Co.,
4.63%, 1/15/20	185	194
2.80%, 2/15/23	630	629
6.50%, 1/15/28	100	126
5.60%, 12/15/36	250	304
4.15%, 2/15/43	250	257
Eastman Chemical Co.,
2.70%, 1/15/20	120	121
4.80%, 9/1/42	200	220
4.65%, 10/15/44	100	109
Lubrizol (The) Corp.,
6.50%, 10/1/34	50	67
Monsanto Co.,
2.20%, 7/15/22	65	63
5.50%, 8/15/25	50	57
4.20%, 7/15/34	55	57
5.88%, 4/15/38	256	314
4.40%, 7/15/44	250	266
Mosaic (The) Co.,
3.75%, 11/15/21	1,000	1,022
3.25%, 11/15/22	36	36
5.45%, 11/15/33	250	272
4.88%, 11/15/41	100	99
PPG Industries, Inc.,
2.30%, 11/15/19	250	250
Praxair, Inc.,
4.50%, 8/15/19	400	415
4.05%, 3/15/21	100	105
2.45%, 2/15/22	422	423
2.20%, 8/15/22	150	148
2.70%, 2/21/23	250	251
3.55%, 11/7/42	125	127
RPM International, Inc.,
3.45%, 11/15/22	1,000	1,025
Sherwin-Williams (The) Co.,
3.45%, 6/1/27	1,000	1,016
4.55%, 8/1/45	30	33
Westlake Chemical Corp.,
3.60%, 7/15/22	65	66
3.60%, 8/15/26	950	956

		12,076

Commercial Finance - 0.2%
Air Lease Corp.,
3.38%, 1/15/19	65	66
2.75%, 1/15/23	125	123
3.00%, 9/15/23	245	243
4.25%, 9/15/24	485	509
GATX Corp.,
3.50%, 3/15/28	500	493
5.20%, 3/15/44	35	40
International Lease Finance Corp.,
8.25%, 12/15/20	1,000	1,149
Private Export Funding Corp.,
1.45%, 8/15/19	2,000	1,982

		4,605

FIXED INCOME INDEX FUNDS     12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.2% continued
Communications Equipment - 0.5%
Apple, Inc.,
1.55%, 8/4/21	$210	$204
2.15%, 2/9/22	250	247
2.85%, 2/23/23	340	344
2.40%, 5/3/23	275	272
3.00%, 2/9/24	1,665	1,686
3.45%, 5/6/24	3,555	3,686
2.50%, 2/9/25	55	54
3.25%, 2/23/26	1,030	1,051
2.45%, 8/4/26	500	479
3.35%, 2/9/27	370	379
3.85%, 5/4/43	230	239
4.45%, 5/6/44	75	86
3.45%, 2/9/45	250	244
3.75%, 11/13/47	175	180
Cisco Systems, Inc.,
4.95%, 2/15/19	120	124
2.13%, 3/1/19	875	876
2.45%, 6/15/20	160	161
2.90%, 3/4/21	50	51
1.85%, 9/20/21	1,140	1,119
2.20%, 9/20/23	750	735
2.95%, 2/28/26	375	377
5.90%, 2/15/39	690	943
Juniper Networks, Inc.,
4.60%, 3/15/21	100	105
5.95%, 3/15/41	100	112

		13,754

Construction Materials Manufacturing - 0.0%
Martin Marietta Materials, Inc.,
3.45%, 6/1/27	500	493
Owens Corning,
4.20%, 12/15/22	190	199
3.40%, 8/15/26	400	393

		1,085

Consumer Finance - 0.5%
American Express Co.,
2.50%, 8/1/22	325	321
2.65%, 12/2/22	632	627
3.00%, 10/30/24	220	220
3.63%, 12/5/24	1,125	1,157
American Express Credit Corp.,
1.70%, 10/30/19	325	322
2.38%, 5/26/20	300	300
2.25%, 5/5/21	1,180	1,171
Capital One Bank USA N.A.,
2.25%, 2/13/19	300	300
2.30%, 6/5/19	300	300
Capital One Financial Corp.,
2.45%, 4/24/19	500	501
4.75%, 7/15/21	131	140
3.75%, 4/24/24	1,000	1,027
3.30%, 10/30/24	250	249
4.20%, 10/29/25	1,000	1,029
3.75%, 3/9/27	250	253
Discover Financial Services,
4.10%, 2/9/27	200	205
Fiserv, Inc.,
4.63%, 10/1/20	250	264
3.50%, 10/1/22	50	51
HSBC Finance Corp.,
6.68%, 1/15/21	145	161
Mastercard, Inc.,
2.00%, 11/21/21	130	128
Synchrony Financial,
4.25%, 8/15/24	250	259
3.70%, 8/4/26	1,000	986
Visa, Inc.,
2.20%, 12/14/20	500	500
2.80%, 12/14/22	1,250	1,268
3.15%, 12/14/25	1,250	1,278
4.15%, 12/14/35	1,000	1,110
3.65%, 9/15/47	125	128
Western Union (The) Co.,
6.20%, 6/21/40	120	129

		14,384

Consumer Products - 0.3%
Church & Dwight Co., Inc.,
3.15%, 8/1/27	1,250	1,232
3.95%, 8/1/47	100	100
Clorox (The) Co.,
3.05%, 9/15/22	250	255
Colgate-Palmolive Co.,
2.45%, 11/15/21	1,000	1,005
2.30%, 5/3/22	165	164
2.25%, 11/15/22	150	149

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.2% continued
Consumer Products - 0.3% continued
1.95%, 2/1/23	$250	$244
2.10%, 5/1/23	250	243
Estee Lauder (The) Cos., Inc.,
2.35%, 8/15/22	50	50
6.00%, 5/15/37	100	132
4.38%, 6/15/45	150	169
4.15%, 3/15/47	70	77
Kimberly-Clark Corp.,
2.15%, 8/15/20	150	149
2.40%, 3/1/22	50	50
6.63%, 8/1/37	350	498
3.70%, 6/1/43	100	100
3.20%, 7/30/46	125	117
Procter & Gamble (The) Co.,
1.90%, 11/1/19	100	100
1.85%, 2/2/21	190	188
2.30%, 2/6/22	215	214
3.10%, 8/15/23	250	257
5.55%, 3/5/37	5	7
3.50%, 10/25/47	355	358
Unilever Capital Corp.,
2.10%, 7/30/20	670	668
4.25%, 2/10/21	250	264
5.90%, 11/15/32	125	163

		6,953

Consumer Services - 0.0%
Ecolab, Inc.,
2.25%, 1/12/20	100	100
4.35%, 12/8/21	204	217
3.25%, 1/14/23	65	66
2.70%, 11/1/26	70	67
3.25%, 12/1/27(4)	63	63
5.50%, 12/8/41	455	570

		1,083

Containers & Packaging - 0.1%
International Paper Co.,
4.75%, 2/15/22	104	112
3.65%, 6/15/24	250	258
3.00%, 2/15/27	1,000	970
7.30%, 11/15/39	45	63
6.00%, 11/15/41	250	313
5.15%, 5/15/46	250	289
Packaging Corp. of America,
4.50%, 11/1/23	100	108
3.65%, 9/15/24	250	256
Sonoco Products Co.,
4.38%, 11/1/21	25	26
5.75%, 11/1/40	150	180
WestRock MWV LLC,
7.95%, 2/15/31	100	141
WestRock RKT Co.,
3.50%, 3/1/20	150	153

		2,869

Department Stores - 0.0%
Kohl’s Corp.,
4.00%, 11/1/21	85	87
3.25%, 2/1/23	100	99
4.75%, 12/15/23	250	263
Macy’s Retail Holdings, Inc.,
3.88%, 1/15/22	30	30
2.88%, 2/15/23	150	141
6.90%, 4/1/29	305	322
4.50%, 12/15/34	100	85
5.13%, 1/15/42	40	36
Nordstrom, Inc.,
4.00%, 10/15/21	150	155
7.00%, 1/15/38	26	30

		1,248

Diversified Banks - 1.7%
Bank of America Corp.,
2.60%, 1/15/19	44	44
2.65%, 4/1/19	850	855
2.25%, 4/21/20	1,000	1,001
5.00%, 5/13/21	400	431
5.70%, 1/24/22	1,000	1,115
4.10%, 7/24/23	100	106
(Variable, ICE LIBOR USD 3M + 0.79%),
3.00%, 12/20/23(4) (5)	1,379	1,383
4.00%, 4/1/24	165	174
4.20%, 8/26/24	1,500	1,580
4.00%, 1/22/25	500	520
3.95%, 4/21/25	1,000	1,034
(Variable, ICE LIBOR USD 3M + 1.09%),
3.09%, 10/1/25(2)	750	748
4.45%, 3/3/26	500	534

FIXED INCOME INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.2% continued
Diversified Banks - 1.7% continued
3.50%, 4/19/26	$300	$307
4.25%, 10/22/26	100	105
6.11%, 1/29/37	150	192
7.75%, 5/14/38	275	412
5.88%, 2/7/42	250	331
5.00%, 1/21/44	1,215	1,468
Citigroup, Inc.,
2.55%, 4/8/19	65	65
2.50%, 7/29/19	250	251
2.40%, 2/18/20	710	709
2.70%, 3/30/21	575	577
4.50%, 1/14/22	735	782
4.05%, 7/30/22	90	94
3.38%, 3/1/23	150	152
3.50%, 5/15/23	190	193
3.88%, 10/25/23	200	209
4.00%, 8/5/24	250	261
3.88%, 3/26/25	750	768
5.50%, 9/13/25	150	169
3.70%, 1/12/26	250	257
4.60%, 3/9/26	205	218
3.20%, 10/21/26	2,005	1,989
4.30%, 11/20/26	325	340
6.63%, 6/15/32	100	127
6.00%, 10/31/33	350	427
6.13%, 8/25/36	125	158
8.13%, 7/15/39	1,180	1,887
5.88%, 1/30/42	30	40
5.30%, 5/6/44	300	354
4.75%, 5/18/46	1,530	1,687
JPMorgan Chase & Co.,
2.35%, 1/28/19	1,750	1,754
6.30%, 4/23/19	500	526
2.25%, 1/23/20	1,000	999
4.95%, 3/25/20	375	396
2.75%, 6/23/20	200	202
4.40%, 7/22/20	300	315
4.63%, 5/10/21	250	267
4.35%, 8/15/21	615	652
3.25%, 9/23/22	210	215
3.63%, 5/13/24	250	260
3.88%, 9/10/24	1,250	1,304
3.90%, 7/15/25	255	267
3.20%, 6/15/26	500	500
6.40%, 5/15/38	1,054	1,450
5.60%, 7/15/41	405	521
5.40%, 1/6/42	100	126
5.63%, 8/16/43	150	186
4.85%, 2/1/44	215	254
4.95%, 6/1/45	1,000	1,162
(Variable, ICE LIBOR USD 3M + 1.58%),
4.26%, 2/22/48(5)	285	309
Wells Fargo & Co.,
2.15%, 1/15/19	135	135
2.60%, 7/22/20	675	679
3.00%, 1/22/21	100	101
4.60%, 4/1/21	500	531
2.10%, 7/26/21	250	246
3.50%, 3/8/22	1,500	1,549
3.45%, 2/13/23	125	127
4.13%, 8/15/23	200	211
3.30%, 9/9/24	1,500	1,523
3.00%, 2/19/25	250	248
3.00%, 4/22/26	1,365	1,339
4.30%, 7/22/27	110	117
(Variable, ICE LIBOR USD 3M + 1.31%),
3.58%, 5/22/28(5)	585	596
5.38%, 2/7/35	425	520
4.65%, 11/4/44	375	409
3.90%, 5/1/45	950	985
4.40%, 6/14/46	850	897

		45,932

Educational Services - 0.0%
Board of Trustees of The Leland Stanford Junior University (The),
4.75%, 5/1/19	200	207
California Institute of Technology,
4.70%, 11/1/11(6)	110	122
George Washington University (The),
3.49%, 9/15/22	50	51
Johns Hopkins University,
4.08%, 7/1/53	100	109
Massachusetts Institute of Technology,
5.60%, 7/1/11(6)	190	262
4.68%, 7/1/14(7)	15	18
Northwestern University,
4.64%, 12/1/44	50	60

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.2% continued
Educational Services - 0.0% continued
Princeton University,
4.95%, 3/1/19	$100	$103
University of Pennsylvania,
4.67%, 9/1/12(8)	100	113

		1,045

Electrical Equipment Manufacturing - 0.4%
ABB Finance USA, Inc.,
4.38%, 5/8/42	250	270
Amphenol Corp.,
3.13%, 9/15/21	100	102
Emerson Electric Co.,
5.00%, 4/15/19	1,000	1,034
2.63%, 12/1/21	225	227
2.63%, 2/15/23	85	85
General Electric Co.,
2.10%, 12/11/19	125	125
4.38%, 9/16/20	115	121
4.63%, 1/7/21	400	424
3.15%, 9/7/22	750	762
2.70%, 10/9/22	580	579
3.10%, 1/9/23	500	508
3.45%, 5/15/24	520	536
6.75%, 3/15/32	150	205
6.15%, 8/7/37	150	198
5.88%, 1/14/38	800	1,035
6.88%, 1/10/39	300	432
4.50%, 3/11/44	250	277
Honeywell International, Inc.,
4.25%, 3/1/21	794	839
3.35%, 12/1/23	260	269
2.50%, 11/1/26	780	754
3.81%, 11/21/47(4)	125	130
Rockwell Automation, Inc.,
6.25%, 12/1/37	150	196
Roper Technologies, Inc.,
3.00%, 12/15/20	125	127

		9,235

Entertainment Content - 0.2%
CBS Corp.,
2.30%, 8/15/19	200	200
3.70%, 8/15/24	825	849
5.50%, 5/15/33	235	263
Scripps Networks Interactive, Inc.,
2.75%, 11/15/19	200	200
Time Warner, Inc.,
2.10%, 6/1/19	75	75
4.88%, 3/15/20	30	32
4.75%, 3/29/21	5	5
3.60%, 7/15/25	520	521
3.88%, 1/15/26	65	66
5.38%, 10/15/41	500	553
Viacom, Inc.,
3.88%, 4/1/24	245	244
6.88%, 4/30/36	600	681
Walt Disney (The) Co.,
5.50%, 3/15/19	400	416
1.85%, 5/30/19	40	40
3.75%, 6/1/21	510	531
2.55%, 2/15/22	295	297
4.13%, 12/1/41	105	113
3.70%, 12/1/42	130	131
3.00%, 7/30/46	250	222

		5,439

Exploration & Production - 0.5%
Anadarko Petroleum Corp.,
3.45%, 7/15/24	515	513
7.95%, 6/15/39	45	61
6.20%, 3/15/40	15	18
4.50%, 7/15/44	500	498
Apache Corp.,
3.25%, 4/15/22	180	181
6.00%, 1/15/37	360	426
5.10%, 9/1/40	250	266
5.25%, 2/1/42	260	282
ConocoPhillips,
5.90%, 10/15/32	85	105
6.50%, 2/1/39	185	259
ConocoPhillips Co.,
2.40%, 12/15/22	1,275	1,260
4.95%, 3/15/26	1,560	1,771
Devon Energy Corp.,
3.25%, 5/15/22	765	778
7.95%, 4/15/32	165	226
Devon Financing Co. LLC,
7.88%, 9/30/31	345	474

FIXED INCOME INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.2% continued
Exploration & Production - 0.5% continued
EOG Resources, Inc.,
5.63%, 6/1/19	$215	$225
2.63%, 3/15/23	815	806
EQT Corp.,
4.88%, 11/15/21	95	101
3.00%, 10/1/22	230	228
Hess Corp.,
7.13%, 3/15/33	690	832
Kerr-McGee Corp.,
7.88%, 9/15/31	70	93
Marathon Oil Corp.,
2.80%, 11/1/22	260	258
3.85%, 6/1/25	1,300	1,323
6.80%, 3/15/32	175	213
Noble Energy, Inc.,
5.63%, 5/1/21	114	117
Occidental Petroleum Corp.,
4.10%, 2/1/21	750	786
3.50%, 6/15/25	50	52
3.00%, 2/15/27	120	119
4.40%, 4/15/46	275	304
Pioneer Natural Resources Co.,
3.95%, 7/15/22	85	89
7.20%, 1/15/28	100	125
Tosco Corp.,
8.13%, 2/15/30	245	348

		13,137

Financial Services - 1.7%
Ameriprise Financial, Inc.,
7.30%, 6/28/19	75	80
5.30%, 3/15/20	95	101
4.00%, 10/15/23	250	266
3.70%, 10/15/24	500	522
2.88%, 9/15/26	435	423
Bank of New York Mellon (The) Corp.,
2.20%, 5/15/19	65	65
5.45%, 5/15/19	75	78
2.15%, 2/24/20	855	854
2.05%, 5/3/21	500	494
3.55%, 9/23/21	1,455	1,510
2.20%, 8/16/23	285	276
BlackRock, Inc.,
5.00%, 12/10/19	250	263
4.25%, 5/24/21	280	296
3.50%, 3/18/24	250	260
3.20%, 3/15/27	1,500	1,524
Charles Schwab (The) Corp.,
4.45%, 7/22/20	250	263
2.65%, 1/25/23	175	175
3.00%, 3/10/25	335	334
CME Group, Inc.,
5.30%, 9/15/43	125	160
Goldman Sachs Group (The), Inc.,
2.63%, 1/31/19	1,180	1,185
2.55%, 10/23/19	400	401
2.30%, 12/13/19	130	130
5.38%, 3/15/20	1,295	1,373
2.60%, 4/23/20	250	250
2.75%, 9/15/20	75	75
2.63%, 4/25/21	175	175
5.25%, 7/27/21	2,540	2,753
5.75%, 1/24/22	360	399
3.63%, 1/22/23	1,000	1,033
4.00%, 3/3/24	250	262
3.85%, 7/8/24	500	519
3.75%, 5/22/25	2,505	2,581
3.75%, 2/25/26	1,540	1,580
5.95%, 1/15/27	80	93
6.75%, 10/1/37	1,615	2,162
6.25%, 2/1/41	300	404
4.80%, 7/8/44	100	114
4.75%, 10/21/45	500	573
Jefferies Group LLC,
8.50%, 7/15/19	50	54
5.13%, 1/20/23	315	341
Legg Mason, Inc.,
2.70%, 7/15/19	65	65
Morgan Stanley,
2.50%, 1/24/19	750	752
7.30%, 5/13/19	645	688
5.63%, 9/23/19	475	501
2.65%, 1/27/20	600	603
2.80%, 6/16/20	190	192
5.75%, 1/25/21	1,000	1,090
2.50%, 4/21/21	510	509
5.50%, 7/28/21	2,088	2,284

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.2% continued
Financial Services - 1.7% continued
2.63%, 11/17/21	$500	$498
4.10%, 5/22/23	1,280	1,334
3.88%, 4/29/24	1,410	1,472
3.70%, 10/23/24	500	517
4.00%, 7/23/25	1,215	1,272
3.13%, 7/27/26	250	247
6.25%, 8/9/26	100	119
3.95%, 4/23/27	490	498
6.38%, 7/24/42	300	417
4.30%, 1/27/45	575	620
Nasdaq, Inc.,
3.85%, 6/30/26	1,060	1,088
National Rural Utilities Cooperative Finance Corp.,
2.15%, 2/1/19	165	165
2.30%, 11/15/19	500	501
2.00%, 1/27/20	50	50
3.05%, 2/15/22	35	36
2.85%, 1/27/25	1,000	993
8.00%, 3/1/32	50	73
State Street Corp.,
2.55%, 8/18/20	1,000	1,007
(Variable, ICE LIBOR USD 3M + 0.64%),
2.65%, 5/15/23(5)	1,000	1,000
3.10%, 5/15/23	225	227
3.70%, 11/20/23	550	579
3.30%, 12/16/24	120	124
2.65%, 5/19/26	450	438
TD Ameritrade Holding Corp.,
2.95%, 4/1/22	80	81

		44,441

Food & Beverage - 1.1%
Anheuser-Busch InBev Finance, Inc.,
2.15%, 2/1/19	500	501
2.65%, 2/1/21	1,000	1,005
3.30%, 2/1/23	1,500	1,535
3.65%, 2/1/26	780	805
4.70%, 2/1/36	1,000	1,118
4.00%, 1/17/43	150	151
4.63%, 2/1/44	250	276
4.90%, 2/1/46	1,910	2,214
Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 1/15/20	450	477
2.50%, 7/15/22	60	60
8.20%, 1/15/39	750	1,193
3.75%, 7/15/42	65	63
4.44%, 10/6/48	304	331
Archer-Daniels-Midland Co.,
4.48%, 3/1/21	34	36
2.50%, 8/11/26	305	291
4.02%, 4/16/43	56	59
Brown-Forman Corp.,
3.75%, 1/15/43	50	49
4.50%, 7/15/45	200	226
Campbell Soup Co.,
4.25%, 4/15/21	500	524
2.50%, 8/2/22	205	203
3.80%, 8/2/42	40	38
Coca-Cola (The) Co.,
2.45%, 11/1/20	500	504
3.15%, 11/15/20	260	267
3.30%, 9/1/21	250	258
2.50%, 4/1/23	355	355
3.20%, 11/1/23	100	104
2.55%, 6/1/26	770	749
Coca-Cola European Partners US LLC,
3.25%, 8/19/21	500	509
Conagra Brands, Inc.,
3.25%, 9/15/22	55	56
3.20%, 1/25/23	118	119
7.00%, 10/1/28	200	248
Constellation Brands, Inc.,
2.65%, 11/7/22	625	618
Dr. Pepper Snapple Group, Inc.,
2.60%, 1/15/19	80	80
2.00%, 1/15/20	90	89
3.13%, 12/15/23	85	86
2.55%, 9/15/26	95	90
General Mills, Inc.,
2.20%, 10/21/19	300	300
3.15%, 12/15/21	500	510
2.60%, 10/12/22	140	139
3.65%, 2/15/24	75	79
5.40%, 6/15/40	70	83
Hershey (The) Co.,
2.30%, 8/15/26	365	343

FIXED INCOME INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.2% continued
Food & Beverage - 1.1% continued
JM Smucker (The) Co.,
3.50%, 3/15/25	$500	$511
4.38%, 3/15/45	250	265
Kellogg Co.,
2.75%, 3/1/23	350	346
4.50%, 4/1/46	500	530
Kraft Heinz Foods Co.,
2.80%, 7/2/20	370	372
3.50%, 6/6/22	880	900
3.95%, 7/15/25	140	145
3.00%, 6/1/26	130	125
5.00%, 7/15/35	500	546
5.00%, 6/4/42	205	220
5.20%, 7/15/45	670	737
4.38%, 6/1/46	125	124
McCormick & Co., Inc.,
2.70%, 8/15/22	160	160
Mead Johnson Nutrition Co.,
4.90%, 11/1/19	250	262
3.00%, 11/15/20	250	254
5.90%, 11/1/39	451	572
Molson Coors Brewing Co.,
2.10%, 7/15/21	245	240
5.00%, 5/1/42	575	652
PepsiCo, Inc.,
2.25%, 1/7/19	500	501
4.50%, 1/15/20	255	267
2.15%, 10/14/20	285	285
3.00%, 8/25/21	770	787
1.70%, 10/6/21	45	44
2.75%, 3/5/22	385	390
2.75%, 4/30/25	500	501
3.50%, 7/17/25	100	104
2.85%, 2/24/26	115	114
2.38%, 10/6/26	245	233
3.00%, 10/15/27	95	95
4.88%, 11/1/40	265	319
4.00%, 3/5/42	50	53
3.60%, 8/13/42	50	50
4.25%, 10/22/44	320	353
4.60%, 7/17/45	130	151
Tyson Foods, Inc.,
2.65%, 8/15/19	290	291
4.50%, 6/15/22	300	320
4.88%, 8/15/34	100	113

		28,673

Forest & Paper Products Manufacturing - 0.1%
Georgia-Pacific LLC,
8.00%, 1/15/24	500	637
7.75%, 11/15/29	500	703

		1,340

Hardware - 0.3%
Corning, Inc.,
4.25%, 8/15/20	250	261
5.75%, 8/15/40	170	209
Dell International LLC/EMC Corp.,
4.42%, 6/15/21(4)	1,215	1,266
5.45%, 6/15/23(4)	450	486
8.10%, 7/15/36(4)	500	631
8.35%, 7/15/46(4)	440	567
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	830	872
4.90%, 10/15/25	1,445	1,526
6.35%, 10/15/45	200	212
HP, Inc.,
4.38%, 9/15/21	735	774
4.05%, 9/15/22	25	26
6.00%, 9/15/41	275	294
NetApp, Inc.,
3.25%, 12/15/22	150	151
Xerox Corp.,
5.63%, 12/15/19	120	126
2.80%, 5/15/20	290	289
3.80%, 5/15/24	130	127
6.75%, 12/15/39	60	63

		7,880

Health Care Facilities & Services - 0.3%
AHS Hospital Corp.,
5.02%, 7/1/45	100	121
AmerisourceBergen Corp.,
3.25%, 3/1/25	135	136
4.25%, 3/1/45	60	60
4.30%, 12/15/47	500	502
Cardinal Health, Inc.,
4.63%, 12/15/20	697	735

NORTHERN FUNDS QUARTERLY REPORT    19    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.2% continued
Health Care Facilities & Services - 0.3% continued
3.20%, 6/15/22	$150	$151
3.75%, 9/15/25	250	255
4.60%, 3/15/43	35	36
4.50%, 11/15/44	175	178
Dignity Health,
5.27%, 11/1/64	200	214
Express Scripts Holding Co.,
4.75%, 11/15/21	500	533
4.50%, 2/25/26	1,130	1,199
6.13%, 11/15/41	21	26
4.80%, 7/15/46	250	266
Laboratory Corp. of America Holdings,
2.63%, 2/1/20	1,175	1,178
4.70%, 2/1/45	300	324
McKesson Corp.,
2.70%, 12/15/22	120	119
3.80%, 3/15/24	160	166
6.00%, 3/1/41	250	305
4.88%, 3/15/44	355	386
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	105
Merck Sharp & Dohme Corp.,
5.00%, 6/30/19	725	756
NYU Hospitals Center,
4.37%, 7/1/47	500	539
Quest Diagnostics, Inc.,
4.75%, 1/30/20	340	355
2.50%, 3/30/20	130	130
3.45%, 6/1/26	115	115
5.75%, 1/30/40	28	33

		8,923

Home & Office Products Manufacturing - 0.1%
Leggett & Platt, Inc.,
3.50%, 11/15/27	818	810
Newell Brands, Inc.,
2.60%, 3/29/19	44	44
2.88%, 12/1/19	125	126
3.15%, 4/1/21	500	506
3.85%, 4/1/23	1,000	1,035
4.20%, 4/1/26	100	104
5.50%, 4/1/46	250	298

		2,923

Home Improvement - 0.0%
Stanley Black & Decker, Inc.,
3.40%, 12/1/21	265	272
2.90%, 11/1/22	65	66
Whirlpool Corp.,
4.85%, 6/15/21	100	107
4.70%, 6/1/22	100	107
3.70%, 3/1/23	100	102
4.50%, 6/1/46	90	95

		749

Homebuilders - 0.0%
DR Horton, Inc.,
2.55%, 12/1/20	115	115

Industrial Other - 0.1%
Fluor Corp.,
3.50%, 12/15/24	1,425	1,463

Integrated Oils - 0.2%
Chevron Corp.,
1.56%, 5/16/19	435	433
2.19%, 11/15/19	260	261
2.42%, 11/17/20	1,000	1,006
2.10%, 5/16/21	560	555
2.50%, 3/3/22	545	546
2.36%, 12/5/22	445	441
2.57%, 5/16/23	510	509
3.19%, 6/24/23	210	216
3.33%, 11/17/25	225	231
2.95%, 5/16/26	190	190
Exxon Mobil Corp.,
1.91%, 3/6/20	150	149
2.73%, 3/1/23	1,025	1,032
3.57%, 3/6/45	590	596
4.11%, 3/1/46	350	392

		6,557

Internet Media - 0.0%
Alphabet, Inc.,
3.63%, 5/19/21	250	262

Leisure Products Manufacturing - 0.0%
Hasbro, Inc.,
3.15%, 5/15/21	35	35
6.35%, 3/15/40	250	301

		336

FIXED INCOME INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.2% continued
Life Insurance - 0.3%
Aflac, Inc.,
6.45%, 8/15/40	$15	$21
Lincoln National Corp.,
4.85%, 6/24/21	100	107
3.63%, 12/12/26	265	270
6.15%, 4/7/36	10	12
6.30%, 10/9/37	100	129
MetLife, Inc.,
3.05%, 12/15/22	525	531
3.60%, 4/10/24	590	617
6.38%, 6/15/34	485	659
5.70%, 6/15/35	215	272
6.40%, 12/15/36	150	173
4.05%, 3/1/45	635	666
Primerica, Inc.,
4.75%, 7/15/22	100	107
Principal Financial Group, Inc.,
4.63%, 9/15/42	40	45
Protective Life Corp.,
7.38%, 10/15/19	300	325
8.45%, 10/15/39	425	639
Prudential Financial, Inc.,
2.35%, 8/15/19	200	200
5.38%, 6/21/20	175	187
4.50%, 11/15/20	270	285
3.50%, 5/15/24	85	88
5.70%, 12/14/36	200	252
(Variable, ICE LIBOR USD 3M + 5.00%),
8.88%, 6/15/38(5)	450	462
(Variable, ICE LIBOR USD 3M + 3.04%),
5.20%, 3/15/44(5)	275	293
3.91%, 12/7/47(4)	344	351
3.94%, 12/7/49(4)	335	343
Reinsurance Group of America, Inc.,
5.00%, 6/1/21	550	588
Torchmark Corp.,
3.80%, 9/15/22	420	434
Voya Financial, Inc.,
4.80%, 6/15/46	1,000	1,114

		9,170

Machinery Manufacturing - 0.5%
Caterpillar Financial Services Corp.,
3.75%, 11/24/23	1,000	1,052
Caterpillar, Inc.,
3.90%, 5/27/21	500	526
3.40%, 5/15/24	1,000	1,039
5.20%, 5/27/41	450	568
3.80%, 8/15/42	102	109
4.30%, 5/15/44	150	173
Deere & Co.,
2.60%, 6/8/22	125	125
5.38%, 10/16/29	250	303
8.10%, 5/15/30	100	144
Dover Corp.,
4.30%, 3/1/21	310	327
Eaton Corp.,
2.75%, 11/2/22	1,500	1,504
3.10%, 9/15/27	250	246
IDEX Corp.,
4.20%, 12/15/21	200	207
Illinois Tool Works, Inc.,
1.95%, 3/1/19	130	130
3.38%, 9/15/21	250	257
3.50%, 3/1/24	250	262
3.90%, 9/1/42	200	214
Ingersoll-Rand Global Holding Co. Ltd.,
4.25%, 6/15/23	1,500	1,598
John Deere Capital Corp.,
1.70%, 1/15/20	150	149
2.05%, 3/10/20	1,250	1,247
2.45%, 9/11/20	100	101
3.15%, 10/15/21	250	256
2.80%, 1/27/23	150	151
2.80%, 3/6/23	500	502
Kennametal, Inc.,
2.65%, 11/1/19	100	100
Parker-Hannifin Corp.,
3.30%, 11/21/24	215	220
4.20%, 11/21/34	200	218
4.45%, 11/21/44	500	558

		12,286

Managed Care - 0.3%
Aetna, Inc.,
4.13%, 6/1/21	250	260
2.75%, 11/15/22	400	396
6.63%, 6/15/36	40	53

NORTHERN FUNDS QUARTERLY REPORT    21    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.2% continued
Managed Care - 0.3% continued
6.75%, 12/15/37	$150	$206
4.50%, 5/15/42	100	107
Anthem, Inc.,
3.50%, 8/15/24	545	556
3.35%, 12/1/24	750	761
4.63%, 5/15/42	525	572
Cigna Corp.,
3.25%, 4/15/25	330	332
Humana, Inc.,
2.63%, 10/1/19	100	100
3.85%, 10/1/24	85	88
8.15%, 6/15/38	280	418
UnitedHealth Group, Inc.,
1.63%, 3/15/19	210	209
4.70%, 2/15/21	300	319
3.35%, 7/15/22	1,255	1,296
2.38%, 10/15/22	280	277
3.75%, 7/15/25	430	453
5.80%, 3/15/36	250	325
6.63%, 11/15/37	640	909
6.88%, 2/15/38	170	247

		7,884

Mass Merchants - 0.3%
Target Corp.,
2.30%, 6/26/19	1,000	1,005
3.88%, 7/15/20	195	203
2.90%, 1/15/22	515	525
3.63%, 4/15/46	500	487
3.90%, 11/15/47	225	229
Wal-Mart Stores, Inc.,
3.63%, 7/8/20	200	207
4.25%, 4/15/21	600	637
2.35%, 12/15/22	500	498
3.30%, 4/22/24	625	649
5.88%, 4/5/27	250	311
5.00%, 10/25/40	100	126
5.63%, 4/15/41	1,000	1,366
4.00%, 4/11/43	415	456
3.63%, 12/15/47	95	100

		6,799

Medical Equipment & Devices Manufacturing - 0.6%
Abbott Laboratories,
3.25%, 4/15/23	140	142
2.95%, 3/15/25	1,000	981
3.75%, 11/30/26	1,000	1,027
4.75%, 11/30/36	555	624
4.75%, 4/15/43	150	167
Agilent Technologies, Inc.,
3.20%, 10/1/22	225	227
3.88%, 7/15/23	250	259
Baxter International, Inc.,
1.70%, 8/15/21	60	58
3.50%, 8/15/46	350	322
Becton Dickinson and Co.,
2.68%, 12/15/19	374	375
3.25%, 11/12/20	430	436
3.13%, 11/8/21	150	151
3.30%, 3/1/23	130	131
4.69%, 12/15/44	55	60
Boston Scientific Corp.,
2.85%, 5/15/20	130	131
3.85%, 5/15/25	250	257
7.38%, 1/15/40	100	138
C.R. Bard, Inc.,
3.00%, 5/15/26	660	654
Life Technologies Corp.,
6.00%, 3/1/20	500	535
Medtronic, Inc.,
2.50%, 3/15/20	1,000	1,006
4.13%, 3/15/21	500	524
3.13%, 3/15/22	150	153
3.50%, 3/15/25	750	778
4.38%, 3/15/35	1,275	1,437
6.50%, 3/15/39	100	138
5.55%, 3/15/40	200	254
4.50%, 3/15/42	100	112
4.63%, 3/15/44	100	115
4.63%, 3/15/45	500	583
Stryker Corp.,
2.63%, 3/15/21	500	501
4.10%, 4/1/43	50	52
4.38%, 5/15/44	200	216
4.63%, 3/15/46	750	852
Thermo Fisher Scientific, Inc.,
3.60%, 8/15/21	250	258
3.30%, 2/15/22	320	327

FIXED INCOME INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.2% continued
Medical Equipment & Devices Manufacturing - 0.6% continued
4.15%, 2/1/24	$100	$106
2.95%, 9/19/26	155	151
Zimmer Biomet Holdings, Inc.,
2.70%, 4/1/20	120	120
3.38%, 11/30/21	250	253
3.15%, 4/1/22	500	501
3.55%, 4/1/25	120	120

		15,232

Metals & Mining - 0.1%
Barrick North America Finance LLC,
4.40%, 5/30/21	79	84
Newmont Mining Corp.,
5.88%, 4/1/35	100	121
4.88%, 3/15/42	150	166
Nucor Corp.,
4.00%, 8/1/23	250	262
6.40%, 12/1/37	150	201
5.20%, 8/1/43	125	151
Southern Copper Corp.,
3.88%, 4/23/25	100	104
7.50%, 7/27/35	300	408
6.75%, 4/16/40	90	117
5.88%, 4/23/45	500	604

		2,218

Oil & Gas Services & Equipment - 0.1%
Baker Hughes a GE Co. LLC,
3.20%, 8/15/21	1,075	1,098
5.13%, 9/15/40	210	247
Halliburton Co.,
3.50%, 8/1/23	715	735
4.85%, 11/15/35	25	28
7.45%, 9/15/39	840	1,201
5.00%, 11/15/45	50	58
Oceaneering International, Inc.,
4.65%, 11/15/24	100	97

		3,464

Pharmaceuticals - 0.6%
AbbVie, Inc.,
2.50%, 5/14/20	440	441
2.30%, 5/14/21	800	794
2.90%, 11/6/22	1,000	1,003
3.60%, 5/14/25	225	231
4.40%, 11/6/42	415	445
4.70%, 5/14/45	840	942
Actavis, Inc.,
3.25%, 10/1/22	1,000	1,003
Bristol-Myers Squibb Co.,
1.75%, 3/1/19	500	498
2.00%, 8/1/22	600	587
Eli Lilly & Co.,
1.95%, 3/15/19	35	35
GlaxoSmithKline Capital, Inc.,
5.38%, 4/15/34	150	184
6.38%, 5/15/38	530	748
4.20%, 3/18/43	20	22
Johnson & Johnson,
1.88%, 12/5/19	300	299
1.65%, 3/1/21	185	181
3.55%, 5/15/21	250	261
2.45%, 3/1/26	500	488
4.38%, 12/5/33	250	285
5.95%, 8/15/37	100	137
4.85%, 5/15/41	400	487
Merck & Co., Inc.,
2.35%, 2/10/22	1,000	999
2.80%, 5/18/23	300	302
2.75%, 2/10/25	500	498
3.60%, 9/15/42	25	25
4.15%, 5/18/43	60	67
Mylan, Inc.,
5.40%, 11/29/43	85	93
Novartis Capital Corp.,
4.40%, 4/24/20	185	194
2.40%, 5/17/22	170	170
2.40%, 9/21/22	40	40
3.40%, 5/6/24	250	260
4.40%, 5/6/44	250	287
Pfizer, Inc.,
1.95%, 6/3/21	500	494
2.20%, 12/15/21	90	89
3.40%, 5/15/24	150	156
7.20%, 3/15/39	700	1,073
4.40%, 5/15/44	500	574
4.13%, 12/15/46	350	389

NORTHERN FUNDS QUARTERLY REPORT    23    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.2% continued
Pharmaceuticals - 0.6% continued
Pharmacia LLC,
6.60%, 12/1/28	$125	$163
Teva Pharmaceutical Finance Co. LLC,
6.15%, 2/1/36	30	30
Wyeth LLC,
5.95%, 4/1/37	725	972
Zoetis, Inc.,
3.25%, 2/1/23	500	508
4.70%, 2/1/43	40	45

		16,499

Pipeline - 0.8%
Buckeye Partners L.P.,
4.88%, 2/1/21	50	53
4.35%, 10/15/24	35	36
5.60%, 10/15/44	500	525
El Paso Natural Gas Co. LLC,
8.63%, 1/15/22	360	431
Enable Midstream Partners L.P.,
2.40%, 5/15/19	250	249
3.90%, 5/15/24	200	201
Enbridge Energy Partners L.P.,
5.20%, 3/15/20	210	221
4.20%, 9/15/21	65	68
7.50%, 4/15/38	50	65
Energy Transfer L.P.,
4.05%, 3/15/25	25	25
4.75%, 1/15/26	135	140
4.20%, 4/15/27	830	826
6.63%, 10/15/36	1,010	1,163
7.50%, 7/1/38	200	248
Enterprise Products Operating LLC,
2.55%, 10/15/19	100	100
5.25%, 1/31/20	1,000	1,056
3.35%, 3/15/23	110	112
3.90%, 2/15/24	1,495	1,558
3.75%, 2/15/25	255	263
3.70%, 2/15/26	105	107
3.95%, 2/15/27	500	520
6.88%, 3/1/33	50	66
7.55%, 4/15/38	485	679
6.45%, 9/1/40	30	39
5.95%, 2/1/41	40	49
Kinder Morgan Energy Partners L.P.,
6.85%, 2/15/20	70	76
6.50%, 4/1/20	165	178
4.30%, 5/1/24	170	177
7.40%, 3/15/31	380	471
7.30%, 8/15/33	125	156
6.55%, 9/15/40	205	240
6.38%, 3/1/41	145	168
5.63%, 9/1/41	310	329
5.40%, 9/1/44	250	264
Kinder Morgan, Inc.,
6.50%, 9/15/20	255	279
7.75%, 1/15/32	50	65
Magellan Midstream Partners L.P.,
4.25%, 2/1/21	200	209
5.00%, 3/1/26	500	555
5.15%, 10/15/43	20	23
ONEOK Partners L.P.,
3.38%, 10/1/22	30	30
5.00%, 9/15/23	40	43
4.90%, 3/15/25	40	43
6.65%, 10/1/36	80	98
6.20%, 9/15/43	20	24
Phillips 66 Partners L.P.,
3.61%, 2/15/25	76	77
3.55%, 10/1/26	470	466
Plains All American Pipeline L.P./PAA Finance Corp.,
4.65%, 10/15/25	525	541
4.50%, 12/15/26	795	806
6.65%, 1/15/37	80	91
5.15%, 6/1/42	130	127
Sabine Pass Liquefaction LLC,
5.63%, 3/1/25	500	551
5.88%, 6/30/26	895	1,005
Southern Union Co.,
8.25%, 11/15/29	25	31
Spectra Energy Capital LLC,
3.30%, 3/15/23	200	199
Spectra Energy Partners L.P.,
3.38%, 10/15/26	200	198
5.95%, 9/25/43	300	365

FIXED INCOME INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.2% continued
Pipeline - 0.8% continued
Sunoco Logistics Partners Operations L.P.,
4.25%, 4/1/24	$200	$204
5.95%, 12/1/25	175	195
5.30%, 4/1/44	100	99
Tennessee Gas Pipeline Co. LLC,
7.00%, 3/15/27	505	601
7.00%, 10/15/28	630	763
8.38%, 6/15/32	215	280
7.63%, 4/1/37	5	6
Williams Partners L.P.,
6.30%, 4/15/40	995	1,224
5.80%, 11/15/43	200	236
Williams Partners L.P./ACMP Finance Corp.,
4.88%, 3/15/24	325	340

		20,633

Power Generation - 0.1%
Consumers Energy Co.,
6.13%, 3/15/19	200	209
2.85%, 5/15/22	545	550
Exelon Generation Co. LLC,
5.20%, 10/1/19	225	236
4.25%, 6/15/22	250	262
6.25%, 10/1/39	120	141
System Energy Resources, Inc.,
4.10%, 4/1/23	160	167

		1,565

Property & Casualty Insurance - 0.4%
Alleghany Corp.,
4.95%, 6/27/22	55	59
Allstate (The) Corp.,
5.55%, 5/9/35	50	62
(Variable, ICE LIBOR USD 3M + 1.94%),
3.35%, 5/15/37(2)	100	99
5.20%, 1/15/42	225	266
(Variable, ICE LIBOR USD 3M + 2.12%),
6.50%, 5/15/57(5)	225	276
American International Group, Inc.,
3.75%, 7/10/25	895	923
3.90%, 4/1/26	950	985
4.80%, 7/10/45	45	50
4.38%, 1/15/55	105	107
Aon Corp.,
5.00%, 9/30/20	200	213
Berkshire Hathaway Finance Corp.,
5.75%, 1/15/40	255	336
4.40%, 5/15/42	100	113
4.30%, 5/15/43	440	492
Berkshire Hathaway, Inc.,
2.10%, 8/14/19	250	250
2.75%, 3/15/23	75	75
3.13%, 3/15/26	1,400	1,416
Chubb (The) Corp.,
6.00%, 5/11/37	50	67
6.50%, 5/15/38	85	120
Chubb INA Holdings, Inc.,
5.90%, 6/15/19	355	374
2.70%, 3/13/23	300	298
3.35%, 5/3/26	1,000	1,021
6.70%, 5/15/36	50	70
4.15%, 3/13/43	100	109
Hartford Financial Services Group (The), Inc.,
5.50%, 3/30/20	250	266
5.13%, 4/15/22	145	158
5.95%, 10/15/36	285	363
Loews Corp.,
2.63%, 5/15/23	250	247
4.13%, 5/15/43	75	77
Marsh & McLennan Cos., Inc.,
2.35%, 3/6/20	190	190
3.50%, 6/3/24	150	155
3.50%, 3/10/25	385	397
Progressive (The) Corp.,
3.75%, 8/23/21	330	344
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	97
Travelers (The) Cos., Inc.,
6.25%, 6/15/37	375	511
5.35%, 11/1/40	25	32
4.60%, 8/1/43	75	87

		10,705

Publishing & Broadcasting - 0.2%
21st Century Fox America, Inc.,
6.90%, 3/1/19	30	32

NORTHERN FUNDS QUARTERLY REPORT    25    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.2% continued
Publishing & Broadcasting - 0.2% continued
3.70%, 9/15/24	$915	$952
6.40%, 12/15/35	40	53
8.15%, 10/17/36	15	23
6.15%, 3/1/37	70	92
6.65%, 11/15/37	550	756
7.85%, 3/1/39	100	153
6.90%, 8/15/39	310	438
4.95%, 10/15/45	500	588
Discovery Communications LLC,
5.63%, 8/15/19	92	97
3.30%, 5/15/22	340	342
2.95%, 3/20/23	110	109
3.25%, 4/1/23	300	299
3.80%, 3/13/24	1,405	1,425
6.35%, 6/1/40	195	229
NBCUniversal Media LLC,
2.88%, 1/15/23	125	126
4.45%, 1/15/43	10	11

		5,725

Railroad - 0.3%
Burlington Northern Santa Fe LLC,
3.75%, 4/1/24	355	376
3.40%, 9/1/24	605	627
6.20%, 8/15/36	455	604
5.75%, 5/1/40	225	293
4.40%, 3/15/42	280	315
CSX Corp.,
4.25%, 6/1/21	100	105
3.70%, 11/1/23	50	52
3.40%, 8/1/24	500	514
2.60%, 11/1/26	270	258
6.00%, 10/1/36	100	128
6.15%, 5/1/37	190	249
6.22%, 4/30/40	365	486
5.50%, 4/15/41	50	62
Norfolk Southern Corp.,
5.90%, 6/15/19	320	336
3.25%, 12/1/21	250	256
2.90%, 2/15/23	450	452
3.95%, 10/1/42	20	20
3.94%, 11/1/47(4)	799	820
Union Pacific Corp.,
4.16%, 7/15/22	437	468
2.95%, 1/15/23	35	36
2.75%, 4/15/23	65	65
3.65%, 2/15/24	524	551
2.75%, 3/1/26	300	296
4.75%, 9/15/41	100	116
4.30%, 6/15/42	200	220

		7,705

Real Estate - 0.5%
Alexandria Real Estate Equities, Inc.,
4.60%, 4/1/22	100	106
American Campus Communities Operating Partnership L.P.,
4.13%, 7/1/24	100	104
American Tower Corp.,
3.40%, 2/15/19	55	56
3.50%, 1/31/23	210	215
5.00%, 2/15/24	250	274
4.00%, 6/1/25	115	119
3.38%, 10/15/26	60	59
AvalonBay Communities, Inc.,
6.10%, 3/15/20	150	162
3.63%, 10/1/20	75	77
2.95%, 9/15/22	50	50
Boston Properties L.P.,
5.88%, 10/15/19	500	527
3.85%, 2/1/23	60	63
3.13%, 9/1/23	135	136
3.65%, 2/1/26	90	91
Camden Property Trust,
2.95%, 12/15/22	150	150
Corporate Office Properties L.P.,
3.60%, 5/15/23	90	90
5.25%, 2/15/24	100	108
DDR Corp.,
3.50%, 1/15/21	40	41
3.38%, 5/15/23	225	224
Digital Realty Trust L.P.,
5.25%, 3/15/21	150	161
3.63%, 10/1/22	250	258
Duke Realty L.P.,
4.38%, 6/15/22	100	106
EPR Properties,
7.75%, 7/15/20	50	55

FIXED INCOME INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.2% continued
Real Estate - 0.5% continued
5.75%, 8/15/22	$100	$109
Equity Commonwealth,
5.88%, 9/15/20	100	106
ERP Operating L.P.,
4.75%, 7/15/20	335	353
4.63%, 12/15/21	111	119
4.50%, 6/1/45	55	60
Essex Portfolio L.P.,
3.25%, 5/1/23	50	50
3.88%, 5/1/24	200	207
Federal Realty Investment Trust,
3.00%, 8/1/22	25	25
HCP, Inc.,
3.15%, 8/1/22	100	101
4.25%, 11/15/23	90	94
3.88%, 8/15/24	860	880
3.40%, 2/1/25	200	198
Highwoods Realty L.P.,
3.63%, 1/15/23	100	101
Hospitality Properties Trust,
4.50%, 3/15/25	365	379
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	215	220
Kilroy Realty L.P.,
4.38%, 10/1/25	200	210
Kimco Realty Corp.,
3.20%, 5/1/21	240	244
Lexington Realty Trust,
4.40%, 6/15/24	200	202
Liberty Property L.P.,
4.13%, 6/15/22	250	263
4.40%, 2/15/24	80	85
Mid-America Apartments L.P.,
3.75%, 6/15/24	100	103
National Retail Properties, Inc.,
3.80%, 10/15/22	100	103
3.30%, 4/15/23	100	101
Piedmont Operating Partnership L.P.,
4.45%, 3/15/24	100	104
Realty Income Corp.,
3.25%, 10/15/22	265	269
4.65%, 8/1/23	185	199
Regency Centers Corp.,
3.75%, 11/15/22	100	102
Select Income REIT,
4.50%, 2/1/25	150	151
Senior Housing Properties Trust,
3.25%, 5/1/19	75	75
4.75%, 5/1/24	125	130
Simon Property Group L.P.,
2.75%, 2/1/23	100	100
3.38%, 10/1/24	90	92
3.25%, 11/30/26	910	906
UDR, Inc.,
4.63%, 1/10/22	165	175
Ventas Realty L.P.,
3.75%, 5/1/24	210	216
5.70%, 9/30/43	100	122
Ventas Realty L.P./Ventas Capital Corp.,
4.25%, 3/1/22	185	194
3.25%, 8/15/22	320	324
Vornado Realty L.P.,
5.00%, 1/15/22	160	172
Washington Real Estate Investment Trust,
4.95%, 10/1/20	215	225
Welltower, Inc.,
4.13%, 4/1/19	75	76
5.13%, 3/15/43	150	168
Weyerhaeuser Co.,
4.63%, 9/15/23	185	199
6.88%, 12/15/33	740	973

		12,517

Refining & Marketing - 0.1%
Marathon Petroleum Corp.,
3.63%, 9/15/24	305	311
6.50%, 3/1/41	466	584
Phillips 66,
4.65%, 11/15/34	395	433
5.88%, 5/1/42	305	388
Valero Energy Corp.,
9.38%, 3/15/19	100	108
7.50%, 4/15/32	765	1,031

		2,855

NORTHERN FUNDS QUARTERLY REPORT    27    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.2% continued
Restaurants - 0.2%
McDonald’s Corp.,
2.20%, 5/26/20	$1,890	$1,889
3.63%, 5/20/21	200	207
6.30%, 10/15/37	505	678
3.70%, 2/15/42	100	98
4.88%, 12/9/45	542	628
Starbucks Corp.,
2.10%, 2/4/21	540	537
3.85%, 10/1/23	200	213
4.30%, 6/15/45	200	221

		4,471

Retail - Consumer Discretionary - 0.5%
Amazon.com, Inc.,
2.60%, 12/5/19	530	535
2.50%, 11/29/22	150	150
3.80%, 12/5/24	1,000	1,056
4.80%, 12/5/34	1,050	1,232
4.95%, 12/5/44	155	188
4.05%, 8/22/47(4)	105	113
4.25%, 8/22/57(4)	500	545
AutoZone, Inc.,
4.00%, 11/15/20	250	260
2.50%, 4/15/21	95	94
3.70%, 4/15/22	55	57
3.13%, 7/15/23	135	135
3.75%, 6/1/27	250	254
eBay, Inc.,
2.20%, 8/1/19	100	100
2.60%, 7/15/22	500	496
2.75%, 1/30/23	110	109
3.60%, 6/5/27	500	496
4.00%, 7/15/42	235	217
Home Depot (The), Inc.,
4.40%, 4/1/21	250	266
2.63%, 6/1/22	475	478
2.70%, 4/1/23	125	126
3.00%, 4/1/26	170	170
2.13%, 9/15/26	275	258
5.88%, 12/16/36	350	474
5.40%, 9/15/40	500	637
5.95%, 4/1/41	405	549
4.88%, 2/15/44	405	490
Lowe’s Cos., Inc.,
4.63%, 4/15/20	100	104
3.80%, 11/15/21	500	522
3.12%, 4/15/22	500	510
3.88%, 9/15/23	400	425
3.13%, 9/15/24	150	152
4.65%, 4/15/42	50	57
3.70%, 4/15/46	250	251
QVC, Inc.,
4.45%, 2/15/25	415	423
5.45%, 8/15/34	450	452
TJX (The) Cos., Inc.,
2.75%, 6/15/21	150	152
2.50%, 5/15/23	705	698
2.25%, 9/15/26	1,000	938

		14,169

Retail - Consumer Staples - 0.1%
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	310	336
3.25%, 8/15/26	715	683
Sysco Corp.,
2.60%, 10/1/20	1,080	1,085
2.60%, 6/12/22	95	94
3.30%, 7/15/26	120	121

		2,319

Semiconductors - 0.3%
Altera Corp.,
4.10%, 11/15/23	1,340	1,440
Applied Materials, Inc.,
3.90%, 10/1/25	500	531
5.85%, 6/15/41	100	131
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.00%, 1/15/22(4)	160	159
3.63%, 1/15/24(4)	740	736
Intel Corp.,
2.70%, 12/15/22	80	81
3.70%, 7/29/25	815	860
4.00%, 12/15/32	150	165
3.73%, 12/8/47(4)	1,053	1,094
KLA-Tencor Corp.,
4.65%, 11/1/24	300	325

FIXED INCOME INDEX FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.2% continued
Semiconductors - 0.3% continued
Maxim Integrated Products, Inc.,
3.38%, 3/15/23	$50	$50
QUALCOMM, Inc.,
2.90%, 5/20/24	110	107
3.45%, 5/20/25	485	486
3.25%, 5/20/27	615	601
4.65%, 5/20/35	300	323
4.80%, 5/20/45	460	495

		7,584

Software & Services - 0.9%
Adobe Systems, Inc.,
3.25%, 2/1/25	250	257
Autodesk, Inc.,
3.60%, 12/15/22	500	511
CA, Inc.,
4.50%, 8/15/23	250	261
DXC Technology Co.,
4.45%, 9/18/22	200	211
Equifax, Inc.,
3.30%, 12/15/22	365	363
International Business Machines Corp.,
2.25%, 2/19/21	1,000	997
2.90%, 11/1/21	235	238
3.63%, 2/12/24	785	822
7.00%, 10/30/25	385	493
3.45%, 2/19/26	490	506
6.50%, 1/15/28	100	128
4.00%, 6/20/42	320	339
Microsoft Corp.,
4.20%, 6/1/19	250	258
2.00%, 11/3/20	330	329
1.55%, 8/8/21	5	5
2.65%, 11/3/22	730	735
2.00%, 8/8/23	765	743
3.63%, 12/15/23	335	353
2.88%, 2/6/24	300	304
3.13%, 11/3/25	100	102
2.40%, 8/8/26	1,955	1,885
3.30%, 2/6/27	375	387
4.20%, 11/3/35	40	45
4.50%, 10/1/40	890	1,040
3.50%, 11/15/42	150	151
4.88%, 12/15/43	365	448
3.75%, 2/12/45	145	153
4.45%, 11/3/45	360	422
3.70%, 8/8/46	950	990
4.00%, 2/12/55	350	374
3.95%, 8/8/56	335	358
Moody’s Corp.,
4.88%, 2/15/24	250	275
Oracle Corp.,
5.00%, 7/8/19	15	16
2.25%, 10/8/19	30	30
1.90%, 9/15/21	50	49
2.50%, 5/15/22	280	280
2.40%, 9/15/23	1,940	1,916
2.95%, 11/15/24	885	891
2.95%, 5/15/25	1,000	1,004
2.65%, 7/15/26	1,510	1,472
3.25%, 11/15/27	1,965	1,998
4.30%, 7/8/34	10	11
6.13%, 7/8/39	190	261
5.38%, 7/15/40	590	746
4.00%, 7/15/46	500	532
4.38%, 5/15/55	25	28
S&P Global, Inc.,
6.55%, 11/15/37	100	134

		23,851

Supermarkets & Pharmacies - 0.3%
CVS Health Corp.,
2.25%, 8/12/19	95	95
4.13%, 5/15/21	100	104
2.75%, 12/1/22	850	837
3.88%, 7/20/25	2,138	2,202
5.30%, 12/5/43	750	873
5.13%, 7/20/45	330	378
Kroger (The) Co.,
6.15%, 1/15/20	25	27
2.95%, 11/1/21	660	666
3.40%, 4/15/22	400	409
2.65%, 10/15/26	1,135	1,057
7.50%, 4/1/31	200	263
6.90%, 4/15/38	100	129
Walgreen Co.,
5.25%, 1/15/19	131	135

NORTHERN FUNDS QUARTERLY REPORT    29    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.2% continued
Supermarkets & Pharmacies - 0.3% continued
Walgreens Boots Alliance, Inc.,
2.70%, 11/18/19	$100	$101
3.45%, 6/1/26	375	371
4.50%, 11/18/34	50	52
4.65%, 6/1/46	635	669

		8,368

Tobacco - 0.4%
Altria Group, Inc.,
9.25%, 8/6/19	56	62
4.75%, 5/5/21	725	777
2.85%, 8/9/22	100	101
2.95%, 5/2/23	100	100
2.63%, 9/16/26	95	92
4.25%, 8/9/42	135	142
4.50%, 5/2/43	250	272
5.38%, 1/31/44	370	450
3.88%, 9/16/46	440	437
BAT Capital Corp.,
2.76%, 8/15/22(4)	1,000	994
3.56%, 8/15/27(4)	480	481
4.54%, 8/15/47(4)	435	458
Philip Morris International, Inc.,
1.38%, 2/25/19	130	129
4.50%, 3/26/20	250	262
4.13%, 5/17/21	250	262
2.90%, 11/15/21	300	304
2.50%, 11/2/22	250	248
2.63%, 3/6/23	100	99
3.38%, 8/11/25	250	255
6.38%, 5/16/38	280	379
3.88%, 8/21/42	150	150
4.13%, 3/4/43	100	103
4.88%, 11/15/43	100	114
4.25%, 11/10/44	350	369
Reynolds American, Inc.,
3.25%, 6/12/20	861	875
4.45%, 6/12/25	1,000	1,066
7.25%, 6/15/37	500	693
6.15%, 9/15/43	65	83
5.85%, 8/15/45	310	387

		10,144

Transportation & Logistics - 0.2%
Cummins, Inc.,
4.88%, 10/1/43	90	108
FedEx Corp.,
8.00%, 1/15/19	290	307
2.30%, 2/1/20	250	250
2.70%, 4/15/23	685	682
4.00%, 1/15/24	100	106
3.90%, 2/1/35	100	102
3.88%, 8/1/42	50	50
4.10%, 4/15/43	50	51
JB Hunt Transport Services, Inc.,
3.85%, 3/15/24	95	98
PACCAR Financial Corp.,
2.20%, 9/15/19	100	100
2.25%, 2/25/21	250	249
Ryder System, Inc.,
2.55%, 6/1/19	135	135
2.65%, 3/2/20	900	903
United Parcel Service of America, Inc.,
8.38%, 4/1/20	50	57
United Parcel Service, Inc.,
2.35%, 5/16/22	165	164
6.20%, 1/15/38	160	220
3.63%, 10/1/42	105	106
3.40%, 11/15/46	290	281

		3,969

Travel & Lodging - 0.1%
Hyatt Hotels Corp.,
3.38%, 7/15/23	1,430	1,461
Marriott International, Inc.,
3.00%, 3/1/19	250	252
3.38%, 10/15/20	125	128
3.13%, 10/15/21	750	759
3.25%, 9/15/22	50	51
3.13%, 2/15/23	150	149
3.13%, 6/15/26	130	128
Wyndham Worldwide Corp.,
4.25%, 3/1/22	100	102
4.50%, 4/1/27	70	71

		3,101

Utilities - 2.0%
Alabama Power Co.,
6.13%, 5/15/38	50	66

FIXED INCOME INDEX FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.2% continued
Utilities - 2.0% continued
5.50%, 3/15/41	$150	$185
4.10%, 1/15/42	730	767
3.85%, 12/1/42	60	62
Ameren Illinois Co.,
2.70%, 9/1/22	500	501
3.25%, 3/1/25	500	510
American Water Capital Corp.,
3.40%, 3/1/25	35	36
6.59%, 10/15/37	125	174
4.30%, 12/1/42	75	83
Appalachian Power Co.,
4.60%, 3/30/21	250	265
7.00%, 4/1/38	75	107
Arizona Public Service Co.,
8.75%, 3/1/19	250	268
4.50%, 4/1/42	230	259
4.70%, 1/15/44	100	114
Atmos Energy Corp.,
4.15%, 1/15/43	250	269
4.13%, 10/15/44	75	82
Baltimore Gas & Electric Co.,
3.50%, 11/15/21	275	285
2.40%, 8/15/26	130	123
Berkshire Hathaway Energy Co.,
2.40%, 2/1/20	150	151
6.13%, 4/1/36	585	782
CenterPoint Energy Houston Electric LLC,
2.25%, 8/1/22	105	103
2.40%, 9/1/26	50	48
3.00%, 2/1/27	150	149
4.50%, 4/1/44	50	58
CenterPoint Energy Resources Corp.,
6.63%, 11/1/37	50	67
5.85%, 1/15/41	50	64
CMS Energy Corp.,
6.25%, 2/1/20	200	215
3.00%, 5/15/26	40	39
Commonwealth Edison Co.,
6.45%, 1/15/38	200	277
3.80%, 10/1/42	90	93
4.60%, 8/15/43	100	115
Connecticut Light & Power (The) Co.,
2.50%, 1/15/23	420	417
Consolidated Edison Co. of New York, Inc.,
4.45%, 6/15/20	250	263
3.30%, 12/1/24	185	190
5.30%, 3/1/35	150	181
5.85%, 3/15/36	100	128
6.20%, 6/15/36	200	267
6.75%, 4/1/38	100	144
5.50%, 12/1/39	85	108
5.70%, 6/15/40	450	586
4.45%, 3/15/44	100	114
Consolidated Edison, Inc.,
2.00%, 5/15/21	85	84
Dominion Energy Gas Holdings LLC,
2.50%, 12/15/19	280	280
Dominion Energy, Inc.,
2.50%, 12/1/19	90	90
5.25%, 8/1/33	250	292
5.95%, 6/15/35	750	947
7.00%, 6/15/38	20	28
4.90%, 8/1/41	35	40
4.05%, 9/15/42	100	103
DTE Electric Co.,
2.65%, 6/15/22	160	160
6.63%, 6/1/36	200	275
5.70%, 10/1/37	50	63
3.95%, 6/15/42	100	105
DTE Energy Co.,
6.38%, 4/15/33	50	65
Duke Energy Carolinas LLC,
3.90%, 6/15/21	50	52
6.45%, 10/15/32	106	141
6.10%, 6/1/37	150	198
6.00%, 1/15/38	35	47
6.05%, 4/15/38	175	237
3.75%, 6/1/45	350	360
Duke Energy Corp.,
3.75%, 4/15/24	100	104
3.75%, 9/1/46	120	119
Duke Energy Florida LLC,
3.10%, 8/15/21	25	26
6.35%, 9/15/37	50	70
6.40%, 6/15/38	285	401
3.40%, 10/1/46	290	280

NORTHERN FUNDS QUARTERLY REPORT    31    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.2% continued
Utilities - 2.0% continued
Duke Energy Florida Project Finance LLC,
2.54%, 9/1/29	$400	$388
Duke Energy Indiana LLC,
6.35%, 8/15/38	25	34
6.45%, 4/1/39	225	315
4.90%, 7/15/43	1,000	1,203
Duke Energy Ohio, Inc.,
3.80%, 9/1/23	130	137
Duke Energy Progress LLC,
5.30%, 1/15/19	150	155
3.00%, 9/15/21	150	153
2.80%, 5/15/22	100	101
4.10%, 3/15/43	200	217
Entergy Arkansas, Inc.,
3.05%, 6/1/23	250	251
Entergy Louisiana LLC,
5.40%, 11/1/24	150	171
3.05%, 6/1/31	950	920
Entergy Texas, Inc.,
7.13%, 2/1/19	250	263
Eversource Energy,
2.80%, 5/1/23	105	104
3.15%, 1/15/25	100	100
Exelon Corp.,
5.63%, 6/15/35	75	92
Florida Power & Light Co.,
5.65%, 2/1/37	335	428
5.95%, 2/1/38	150	200
5.96%, 4/1/39	250	337
5.69%, 3/1/40	400	531
4.13%, 2/1/42	250	276
4.05%, 6/1/42	100	110
Georgia Power Co.,
4.25%, 12/1/19	500	519
2.40%, 4/1/21	75	74
2.85%, 5/15/22	100	100
5.40%, 6/1/40	250	300
4.30%, 3/15/42	60	64
4.30%, 3/15/43	100	106
Great Plains Energy, Inc.,
5.29%, 6/15/22(3)	220	239
Interstate Power & Light Co.,
4.70%, 10/15/43	50	57
Kansas City Power & Light Co.,
3.15%, 3/15/23	500	502
5.30%, 10/1/41	50	59
KeySpan Corp.,
5.80%, 4/1/35	425	529
MidAmerican Energy Co.,
3.50%, 10/15/24	100	104
4.80%, 9/15/43	100	120
4.40%, 10/15/44	150	171
National Fuel Gas Co.,
4.90%, 12/1/21	150	158
3.75%, 3/1/23	250	253
Nevada Power Co.,
6.65%, 4/1/36	100	139
6.75%, 7/1/37	1,000	1,415
5.45%, 5/15/41	35	43
NextEra Energy Capital Holdings, Inc.,
(Variable, ICE LIBOR USD 3M + 2.13%),
3.71%, 6/15/67(2)	25	24
NiSource Finance Corp.,
5.95%, 6/15/41	100	128
5.25%, 2/15/43	100	120
4.80%, 2/15/44	80	91
Northern States Power Co.,
6.25%, 6/1/36	100	135
5.35%, 11/1/39	1,065	1,337
NSTAR Electric Co.,
2.38%, 10/15/22	100	98
Oglethorpe Power Corp.,
5.38%, 11/1/40	150	178
Oklahoma Gas & Electric Co.,
4.55%, 3/15/44	65	72
Oncor Electric Delivery Co. LLC,
4.10%, 6/1/22	250	263
7.25%, 1/15/33	200	283
7.50%, 9/1/38	145	219
Pacific Gas & Electric Co.,
4.25%, 5/15/21	432	454
3.25%, 9/15/21	45	46
2.45%, 8/15/22	100	98
3.75%, 2/15/24	1,000	1,037
6.05%, 3/1/34	550	693
5.80%, 3/1/37	100	125
5.40%, 1/15/40	160	193

FIXED INCOME INDEX FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.2% continued
Utilities - 2.0% continued
3.75%, 8/15/42	$50	$48
4.60%, 6/15/43	125	137
4.30%, 3/15/45	250	261
PacifiCorp,
2.95%, 2/1/22	100	102
5.25%, 6/15/35	50	61
6.10%, 8/1/36	200	267
6.25%, 10/15/37	275	376
6.00%, 1/15/39	60	81
Potomac Electric Power Co.,
3.60%, 3/15/24	150	157
PPL Capital Funding, Inc.,
4.20%, 6/15/22	50	53
3.50%, 12/1/22	1,035	1,064
5.00%, 3/15/44	100	116
PPL Electric Utilities Corp.,
3.00%, 9/15/21	500	509
6.25%, 5/15/39	275	378
5.20%, 7/15/41	35	43
4.13%, 6/15/44	100	109
Progress Energy, Inc.,
7.75%, 3/1/31	50	70
PSEG Power LLC,
3.00%, 6/15/21	315	318
Public Service Co. of Colorado,
3.20%, 11/15/20	1,000	1,021
2.25%, 9/15/22	100	98
2.50%, 3/15/23	150	149
Public Service Co. of Oklahoma,
4.40%, 2/1/21	50	53
6.63%, 11/15/37	125	170
Public Service Electric & Gas Co.,
3.00%, 5/15/25	500	501
5.38%, 11/1/39	250	314
3.95%, 5/1/42	50	53
3.65%, 9/1/42	30	31
Puget Energy, Inc.,
3.65%, 5/15/25	500	513
Puget Sound Energy, Inc.,
5.48%, 6/1/35	25	31
6.27%, 3/15/37	75	99
5.80%, 3/15/40	250	331
5.64%, 4/15/41	80	104
San Diego Gas & Electric Co.,
3.00%, 8/15/21	65	66
3.60%, 9/1/23	200	208
6.13%, 9/15/37	50	67
4.50%, 8/15/40	150	175
3.95%, 11/15/41	100	106
4.30%, 4/1/42	150	165
Sempra Energy,
2.40%, 3/15/20	250	250
2.88%, 10/1/22	60	60
3.25%, 6/15/27	150	149
6.00%, 10/15/39	250	323
Sierra Pacific Power Co.,
3.38%, 8/15/23	160	165
South Carolina Electric & Gas Co.,
6.05%, 1/15/38	265	331
4.35%, 2/1/42	115	120
5.10%, 6/1/65	50	57
Southern (The) Co.,
2.35%, 7/1/21	2,000	1,988
3.25%, 7/1/26	1,000	981
Southern California Edison Co.,
3.88%, 6/1/21	150	157
2.40%, 2/1/22	180	179
6.65%, 4/1/29	300	384
6.00%, 1/15/34	100	129
5.35%, 7/15/35	586	720
5.55%, 1/15/37	275	346
5.95%, 2/1/38	100	132
6.05%, 3/15/39	50	67
5.50%, 3/15/40	150	192
3.90%, 3/15/43	150	158
Southern California Gas Co.,
5.75%, 11/15/35	150	190
3.75%, 9/15/42	575	600
Southern Co. Gas Capital Corp.,
3.50%, 9/15/21	1,150	1,176
5.88%, 3/15/41	600	745
Southern Power Co.,
2.38%, 6/1/20	155	155
5.25%, 7/15/43	60	68
Southwest Gas Corp.,
3.80%, 9/29/46	250	251

NORTHERN FUNDS QUARTERLY REPORT    33    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.2% continued
Utilities - 2.0% continued
Southwestern Electric Power Co.,
3.55%, 2/15/22	$150	$154
2.75%, 10/1/26	130	125
6.20%, 3/15/40	200	267
Southwestern Public Service Co.,
6.00%, 10/1/36	100	126
Tampa Electric Co.,
2.60%, 9/15/22	220	217
4.10%, 6/15/42	50	52
Union Electric Co.,
3.90%, 9/15/42	50	53
Virginia Electric & Power Co.,
2.95%, 1/15/22	95	96
6.00%, 1/15/36	37	48
6.00%, 5/15/37	15	20
8.88%, 11/15/38	300	517
4.65%, 8/15/43	150	175
4.45%, 2/15/44	75	85
3.80%, 9/15/47	125	129
Westar Energy, Inc.,
4.13%, 3/1/42	215	231
4.10%, 4/1/43	60	65
4.63%, 9/1/43	150	170
Western Massachusetts Electric Co.,
3.50%, 9/15/21	85	87
Wisconsin Electric Power Co.,
5.70%, 12/1/36	150	189
Wisconsin Power & Light Co.,
2.25%, 11/15/22	300	294
4.10%, 10/15/44	100	106
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	119
Xcel Energy, Inc.,
4.70%, 5/15/20	100	104
6.50%, 7/1/36	100	135

		52,356

Waste & Environment Services & Equipment - 0.1%
Republic Services, Inc.,
5.50%, 9/15/19	220	231
5.00%, 3/1/20	400	421
5.25%, 11/15/21	500	546
3.55%, 6/1/22	100	103
3.20%, 3/15/25	290	292
3.38%, 11/15/27	56	56
Waste Management, Inc.,
2.90%, 9/15/22	110	111
3.13%, 3/1/25	1,000	1,008
3.90%, 3/1/35	125	131
4.10%, 3/1/45	500	537

		3,436

Wireless Telecommunications Services - 0.9%
AT&T, Inc.,
3.90%, 3/11/24	30	31
3.95%, 1/15/25	645	660
3.40%, 5/15/25	2,345	2,306
4.13%, 2/17/26	250	256
7.13%, 3/15/26(4)	1,390	1,679
4.25%, 3/1/27	1,405	1,432
4.10%, 2/15/28(4)	971	974
6.35%, 3/15/40	45	53
6.00%, 8/15/40	1,095	1,239
5.35%, 9/1/40	333	351
5.15%, 3/15/42	145	150
4.80%, 6/15/44	250	247
5.15%, 11/15/46(4)	402	411
4.50%, 3/9/48	951	891
5.15%, 2/14/50	335	339
5.30%, 8/14/58	295	296
Verizon Communications, Inc.,
4.15%, 3/15/24	1,210	1,273
3.38%, 2/15/25(4)	2,564	2,574
2.63%, 8/15/26	1,360	1,281
4.40%, 11/1/34	85	87
4.81%, 3/15/39	1,149	1,202
5.01%, 4/15/49	3,814	4,000
5.01%, 8/21/54	1,150	1,178
4.67%, 3/15/55	1,065	1,028

		23,938

Total Corporate Bonds (Cost $591,824)		615,040

FOREIGN ISSUER BONDS - 8.2%
Advertising & Marketing - 0.0%
WPP Finance 2010,
3.75%, 9/19/24	150	153

FIXED INCOME INDEX FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Auto Parts Manufacturing - 0.0%
Aptiv PLC,
4.25%, 1/15/26	$1,000	$1,061

Banks - 1.0%
Australia & New Zealand Banking Group Ltd.,
2.25%, 6/13/19	500	501
2.30%, 6/1/21	250	248
Barclays Bank PLC,
5.14%, 10/14/20	500	529
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC,
3.25%, 3/3/23	250	255
BPCE S.A.,
2.50%, 7/15/19	500	502
2.65%, 2/3/21	250	251
4.00%, 4/15/24	250	264
Commonwealth Bank of Australia,
2.25%, 3/13/19	250	250
2.30%, 3/12/20	1,000	1,001
Cooperatieve Rabobank U.A.,
1.38%, 8/9/19	500	493
4.50%, 1/11/21	1,000	1,060
3.88%, 2/8/22	750	788
3.95%, 11/9/22	250	261
3.38%, 5/21/25	500	514
5.75%, 12/1/43	250	318
Credit Suisse A.G.,
5.30%, 8/13/19	1,000	1,047
5.40%, 1/14/20	500	528
3.00%, 10/29/21	1,250	1,263
3.63%, 9/9/24	750	776
Credit Suisse Group Funding Guernsey Ltd.,
4.55%, 4/17/26	650	696
4.88%, 5/15/45	500	576
ING Groep N.V.,
3.15%, 3/29/22	500	506
Lloyds Bank PLC,
2.70%, 8/17/20	2,000	2,008
Lloyds Banking Group PLC,
3.00%, 1/11/22	675	678
National Australia Bank Ltd.,
2.00%, 1/14/19	500	499
2.25%, 1/10/20	500	499
3.00%, 1/20/23	1,000	1,008
Santander UK PLC,
2.50%, 3/14/19	90	90
2.38%, 3/16/20	750	750
4.00%, 3/13/24	250	264
Skandinaviska Enskilda Banken AB,
1.88%, 9/13/21	980	956
Sumitomo Mitsui Banking Corp.,
2.25%, 7/11/19	785	785
2.45%, 1/16/20	510	510
3.00%, 1/18/23	210	210
3.65%, 7/23/25	500	518
Svenska Handelsbanken AB,
2.50%, 1/25/19	250	251
2.45%, 3/30/21	250	250
1.88%, 9/7/21	275	269
Toronto-Dominion Bank (The),
2.25%, 11/5/19	270	270
2.13%, 4/7/21	2,000	1,981
Westpac Banking Corp.,
2.25%, 1/17/19	250	251
4.88%, 11/19/19	250	262
2.30%, 5/26/20	350	350
2.10%, 5/13/21	365	361
2.00%, 8/19/21	250	245
2.85%, 5/13/26	1,000	976
2.70%, 8/19/26	1,000	961

		27,829

Chemicals - 0.2%
Agrium, Inc.,
3.15%, 10/1/22	200	202
3.38%, 3/15/25	1,135	1,140
7.13%, 5/23/36	100	135
6.13%, 1/15/41	100	127
5.25%, 1/15/45	250	291
LYB International Finance B.V.,
4.00%, 7/15/23	185	194
5.25%, 7/15/43	565	657
LyondellBasell Industries N.V.,
5.00%, 4/15/19	700	719
4.63%, 2/26/55	35	37

NORTHERN FUNDS QUARTERLY REPORT    35    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Chemicals - 0.2% continued
Potash Corp. of Saskatchewan, Inc.,
4.88%, 3/30/20	$100	$105
3.00%, 4/1/25	180	176
5.88%, 12/1/36	50	62
5.63%, 12/1/40	250	301

		4,146

Commercial Finance - 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.95%, 2/1/22	250	258
3.50%, 1/15/25	389	385

		643

Diversified Banks - 0.9%
Bank of Montreal,
2.38%, 1/25/19	35	35
1.50%, 7/18/19	335	332
2.10%, 12/12/19	180	179
2.10%, 6/15/20	250	248
2.55%, 11/6/22	300	297
Bank of Nova Scotia (The),
2.05%, 6/5/19	700	698
2.13%, 9/11/19	200	200
1.85%, 4/14/20	175	173
4.38%, 1/13/21	250	264
2.45%, 3/22/21	735	735
1.88%, 4/26/21	387	379
Barclays PLC,
3.25%, 1/12/21	1,000	1,010
3.20%, 8/10/21	725	729
3.68%, 1/10/23	250	254
3.65%, 3/16/25	700	699
5.25%, 8/17/45	200	231
4.95%, 1/10/47	500	555
BNP Paribas S.A.,
2.45%, 3/17/19	110	111
5.00%, 1/15/21	1,000	1,075
Deutsche Bank A.G.,
2.50%, 2/13/19	250	250
HSBC Holdings PLC,
3.40%, 3/8/21	1,000	1,022
5.10%, 4/5/21	1,100	1,182
2.95%, 5/25/21	1,600	1,611
4.88%, 1/14/22	500	538
4.00%, 3/30/22	500	522
4.30%, 3/8/26	1,000	1,063
6.50%, 9/15/37	300	395
6.80%, 6/1/38	150	205
5.25%, 3/14/44	1,000	1,173
Mitsubishi UFJ Financial Group, Inc.,
2.19%, 9/13/21	820	805
3.29%, 7/25/27	750	747
Mizuho Financial Group, Inc.,
2.27%, 9/13/21	470	461
2.60%, 9/11/22	200	197
Royal Bank of Canada,
2.15%, 3/15/19	500	500
1.63%, 4/15/19	250	248
2.20%, 9/23/19	225	225
1.88%, 2/5/20	250	248
2.15%, 3/6/20	500	498
2.10%, 10/14/20	250	248
2.15%, 10/26/20	125	124
2.50%, 1/19/21	200	201
2.30%, 3/22/21	250	248
4.65%, 1/27/26	600	647
Sumitomo Mitsui Financial Group, Inc.,
2.06%, 7/14/21	495	485
2.63%, 7/14/26	1,000	952

		22,999

Electrical Equipment Manufacturing - 0.0%
Johnson Controls International PLC,
5.00%, 3/30/20	155	164
5.70%, 3/1/41	250	295
4.63%, 7/2/44(3)	465	512
Tyco Electronics Group S.A.,
3.50%, 2/3/22	125	128
7.13%, 10/1/37	50	72

		1,171

Exploration & Production - 0.2%
Burlington Resources Finance Co.,
7.20%, 8/15/31	320	438
7.40%, 12/1/31	120	168
Canadian Natural Resources Ltd.,
2.95%, 1/15/23	725	722
3.80%, 4/15/24	175	180
3.85%, 6/1/27	760	776

FIXED INCOME INDEX FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Exploration & Production - 0.2% continued
7.20%, 1/15/32	$15	$19
6.45%, 6/30/33	135	165
6.75%, 2/1/39	200	257
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	250	247
ConocoPhillips Canada Funding Co. I,
5.95%, 10/15/36	220	279
Encana Corp.,
6.63%, 8/15/37	180	229
Nexen Energy ULC,
6.20%, 7/30/19	215	226
7.88%, 3/15/32	75	106
5.88%, 3/10/35	210	257
6.40%, 5/15/37	390	509

		4,578

Financial Services - 0.3%
GE Capital International Funding Co. Unlimited Co.,
3.37%, 11/15/25	830	844
4.42%, 11/15/35	3,000	3,247
Invesco Finance PLC,
4.00%, 1/30/24	100	105
Nomura Holdings, Inc.,
6.70%, 3/4/20	386	418
UBS A.G.,
2.38%, 8/14/19	2,000	2,002
4.88%, 8/4/20	400	424

		7,040

Food & Beverage - 0.0%
Diageo Capital PLC,
3.88%, 4/29/43	175	183

Government Development Banks - 0.8%
Export Development Canada,
1.50%, 5/26/21	1,000	977
Export-Import Bank of Korea,
4.00%, 1/29/21	1,000	1,030
2.63%, 5/26/26	1,000	952
Japan Bank for International Cooperation,
1.75%, 5/29/19	1,000	992
1.88%, 4/20/21	800	782
Korea Development Bank (The),
3.00%, 3/17/19	200	201
3.00%, 9/14/22	215	214
Kreditanstalt fuer Wiederaufbau,
1.88%, 4/1/19	1,000	999
1.75%, 10/15/19	1,000	995
4.00%, 1/27/20	1,500	1,559
1.88%, 6/30/20	3,000	2,983
2.75%, 9/8/20	500	508
2.75%, 10/1/20	1,000	1,016
2.63%, 1/25/22	900	912
2.13%, 6/15/22	1,000	991
2.00%, 10/4/22	250	246
2.13%, 1/17/23	1,000	989
2.00%, 5/2/25	1,500	1,446
0.00%, 4/18/36(9)	500	295
Landwirtschaftliche Rentenbank,
1.38%, 10/23/19	140	138
2.38%, 6/10/25	1,000	991
Oesterreichische Kontrollbank A.G.,
1.63%, 3/12/19	300	299
1.13%, 4/26/19	350	346
1.75%, 1/24/20	85	84
2.38%, 10/1/21	1,000	1,001
Svensk Exportkredit AB,
1.88%, 6/23/20	500	497
1.75%, 3/10/21	500	492

		21,935

Government Local - 0.0%
Japan Finance Organization for Municipalities,
4.00%, 1/13/21	500	519

Government Regional - 0.3%
Hydro-Quebec,
9.40%, 2/1/21	200	238
Province of British Columbia Canada,
2.65%, 9/22/21	150	151
2.00%, 10/23/22	300	294
7.25%, 9/1/36	175	274
Province of Manitoba Canada,
1.75%, 5/30/19	100	100
9.25%, 4/1/20	150	171
2.10%, 9/6/22	100	98
Province of Nova Scotia Canada,
8.25%, 7/30/22	350	426

NORTHERN FUNDS QUARTERLY REPORT    37    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Government Regional - 0.3% continued
Province of Ontario Canada,
1.65%, 9/27/19	$250	$248
4.00%, 10/7/19	835	861
4.40%, 4/14/20	500	524
2.45%, 6/29/22	500	498
2.50%, 4/27/26	500	490
Province of Quebec Canada,
2.75%, 8/25/21	100	101
2.63%, 2/13/23	875	875
7.50%, 7/15/23	300	370
7.13%, 2/9/24	100	124
2.88%, 10/16/24	250	253
7.50%, 9/15/29	375	533
Province of Saskatchewan Canada,
8.50%, 7/15/22	200	248

		6,877

Hardware - 0.0%
Seagate HDD Cayman,
4.88%, 6/1/27	370	354
5.75%, 12/1/34	142	136

		490

Integrated Oils - 0.9%
BP Capital Markets PLC,
4.75%, 3/10/19	155	160
2.52%, 1/15/20	290	292
3.99%, 9/26/23	30	32
3.22%, 11/28/23	1,745	1,783
3.81%, 2/10/24	540	568
3.54%, 11/4/24	650	675
3.28%, 9/19/27	595	602
CNOOC Nexen Finance 2014 ULC,
4.25%, 4/30/24	300	316
Ecopetrol S.A.,
4.13%, 1/16/25	1,000	1,005
Husky Energy, Inc.,
6.15%, 6/15/19	50	53
7.25%, 12/15/19	10	11
4.00%, 4/15/24	100	104
Petro-Canada,
5.95%, 5/15/35	430	538
6.80%, 5/15/38	130	179
Petroleos Mexicanos,
3.50%, 7/23/20	2,900	2,939
5.50%, 1/21/21	570	605
4.88%, 1/24/22	3,015	3,142
3.50%, 1/30/23	75	73
6.50%, 3/13/27(4)	985	1,077
6.63%, 6/15/35	200	214
6.50%, 6/2/41	190	195
6.75%, 9/21/47	870	908
Shell International Finance B.V.,
2.13%, 5/11/20	280	279
2.38%, 8/21/22	355	352
2.25%, 1/6/23	1,325	1,302
3.25%, 5/11/25	260	267
2.88%, 5/10/26	865	865
6.38%, 12/15/38	870	1,213
3.63%, 8/21/42	200	197
4.55%, 8/12/43	120	137
4.38%, 5/11/45	330	371
Statoil ASA,
2.75%, 11/10/21	145	147
2.45%, 1/17/23	280	278
7.75%, 6/15/23	350	435
3.70%, 3/1/24	365	384
3.25%, 11/10/24	125	129
4.25%, 11/23/41	350	379
Suncor Energy, Inc.,
7.15%, 2/1/32	200	268
5.95%, 12/1/34	50	63
Total Capital International S.A.,
2.10%, 6/19/19	1,000	1,000
2.75%, 6/19/21	325	328
2.88%, 2/17/22	200	203
3.70%, 1/15/24	415	438

		24,506

Internet Media - 0.0%
Baidu, Inc.,
3.50%, 11/28/22	200	203

Life Insurance - 0.0%
AXA S.A.,
8.60%, 12/15/30	75	108

Machinery Manufacturing - 0.0%
Ingersoll-Rand Luxembourg Finance S.A.,
4.65%, 11/1/44	35	39

FIXED INCOME INDEX FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Medical Equipment & Devices Manufacturing - 0.1%
Koninklijke Philips N.V.,
3.75%, 3/15/22	$1,250	$1,301
6.88%, 3/11/38	225	311
5.00%, 3/15/42	100	117

		1,729

Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd.,
4.13%, 2/24/42	600	646
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	128
5.75%, 6/1/35	100	124
Rio Tinto Finance USA PLC,
2.88%, 8/21/22	25	25
4.75%, 3/22/42	150	176
4.13%, 8/21/42	300	321
Vale Overseas Ltd.,
4.38%, 1/11/22	155	160

		1,580

Pharmaceuticals - 0.5%
Allergan Funding SCS,
2.45%, 6/15/19	125	125
3.00%, 3/12/20	500	505
3.85%, 6/15/24	1,000	1,025
3.80%, 3/15/25	1,180	1,201
4.85%, 6/15/44	995	1,065
AstraZeneca PLC,
1.95%, 9/18/19	225	224
2.38%, 11/16/20	300	300
3.13%, 6/12/27	100	99
6.45%, 9/15/37	450	611
4.00%, 9/18/42	250	253
GlaxoSmithKline Capital PLC,
2.85%, 5/8/22	1,000	1,015
Mylan N.V.,
3.15%, 6/15/21	1,250	1,257
3.95%, 6/15/26	285	287
Novartis Securities Investment Ltd.,
5.13%, 2/10/19	850	878
Sanofi,
4.00%, 3/29/21	500	526
Shire Acquisitions Investments Ireland DAC,
2.40%, 9/23/21	1,000	984
Teva Pharmaceutical Finance Co. B.V.,
3.65%, 11/10/21	156	148
Teva Pharmaceutical Finance IV B.V.,
3.65%, 11/10/21	210	200
Teva Pharmaceutical Finance Netherlands III B.V.,
2.20%, 7/21/21	1,540	1,407
3.15%, 10/1/26	1,000	826

		12,936

Pipeline - 0.1%
Enbridge, Inc.,
4.00%, 10/1/23	150	156
4.50%, 6/10/44	40	41
TransCanada PipeLines Ltd.,
3.13%, 1/15/19	235	237
9.88%, 1/1/21	175	210
5.85%, 3/15/36	200	251
6.20%, 10/15/37	840	1,109
(Variable, ICE LIBOR USD 3M + 2.21%),
3.63%, 5/15/67(2)	100	92

		2,096

Property & Casualty Insurance - 0.1%
Aspen Insurance Holdings Ltd.,
4.65%, 11/15/23	270	287
Endurance Specialty Holdings Ltd.,
7.00%, 7/15/34	100	128
Willis Towers Watson PLC,
5.75%, 3/15/21	450	490
XLIT Ltd.,
4.45%, 3/31/25	210	215
6.25%, 5/15/27	50	59
5.25%, 12/15/43	250	287

		1,466

Publishing & Broadcasting - 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	570	701

Railroad - 0.1%
Canadian National Railway Co.,
5.55%, 3/1/19	500	519
2.85%, 12/15/21	85	86
2.75%, 3/1/26	250	248
6.90%, 7/15/28	25	33
6.25%, 8/1/34	15	21

NORTHERN FUNDS QUARTERLY REPORT    39    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Railroad - 0.1% continued
6.20%, 6/1/36	$40	$54
6.38%, 11/15/37	20	28
3.50%, 11/15/42	150	147
Canadian Pacific Railway Co.,
5.95%, 5/15/37	710	924

		2,060

Retail - Consumer Discretionary - 0.0%
Alibaba Group Holding Ltd.,
3.40%, 12/6/27	335	335

Software & Services - 0.0%
Thomson Reuters Corp.,
3.95%, 9/30/21	200	207
5.50%, 8/15/35	150	172
5.65%, 11/23/43	285	343

		722

Sovereigns - 0.9%
Canada Government International Bond,
1.63%, 2/27/19	165	164
Chile Government International Bond,
3.25%, 9/14/21	400	412
3.13%, 1/21/26	500	507
3.63%, 10/30/42	200	201
Colombia Government International Bond,
7.38%, 3/18/19	250	265
4.38%, 7/12/21	1,000	1,054
4.50%, 1/28/26	500	533
7.38%, 9/18/37	350	473
6.13%, 1/18/41	250	302
5.63%, 2/26/44	500	572
5.00%, 6/15/45	500	529
Hungary Government International Bond,
6.38%, 3/29/21	1,000	1,110
Israel Government International Bond,
5.13%, 3/26/19	250	259
4.00%, 6/30/22	250	265
4.50%, 1/30/43	200	218
Korea International Bond,
7.13%, 4/16/19	150	159
3.88%, 9/11/23	200	209
Mexico Government International Bond,
3.50%, 1/21/21	2,000	2,068
4.00%, 10/2/23	150	157
7.50%, 4/8/33	100	137
6.75%, 9/27/34	750	975
6.05%, 1/11/40	820	966
4.75%, 3/8/44	1,000	1,011
5.55%, 1/21/45	500	562
4.60%, 1/23/46	500	493
4.35%, 1/15/47	500	478
Panama Government International Bond,
4.00%, 9/22/24	575	612
3.75%, 3/16/25	500	522
6.70%, 1/26/36	550	732
Peruvian Government International Bond,
7.35%, 7/21/25	500	648
6.55%, 3/14/37	500	676
5.63%, 11/18/50	600	770
Philippine Government International Bond,
4.20%, 1/21/24	1,000	1,086
10.63%, 3/16/25	500	755
5.50%, 3/30/26	200	236
7.75%, 1/14/31	500	713
6.38%, 10/23/34	500	669
5.00%, 1/13/37	500	590
Republic of Italy Government International Bond,
5.38%, 6/15/33	175	205
Republic of Poland Government International Bond,
6.38%, 7/15/19	400	424
5.13%, 4/21/21	150	162
3.00%, 3/17/23	1,000	1,017
4.00%, 1/22/24	150	160
Uruguay Government International Bond,
7.63%, 3/21/36	250	356
4.13%, 11/20/45	400	401

		24,813

FIXED INCOME INDEX FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Supermarkets & Pharmacies - 0.0%
Koninklijke Ahold Delhaize N.V.,
5.70%, 10/1/40	$400	$470

Supranationals - 1.3%
African Development Bank,
1.13%, 3/4/19	165	163
1.00%, 5/15/19	1,000	987
1.13%, 9/20/19	375	369
1.25%, 7/26/21	500	483
Asian Development Bank,
1.38%, 1/15/19	250	249
1.75%, 3/21/19	1,500	1,497
1.88%, 4/12/19	150	150
1.50%, 1/22/20	250	247
1.38%, 3/23/20	250	246
2.13%, 11/24/21	100	100
2.00%, 4/24/26	1,000	961
2.50%, 11/2/27	1,000	993
Corp. Andina de Fomento,
4.38%, 6/15/22	613	653
Council Of Europe Development Bank,
1.75%, 11/14/19	1,000	995
European Bank for Reconstruction & Development,
1.75%, 6/14/19	200	199
1.75%, 11/26/19	1,000	995
1.50%, 3/16/20	250	247
1.13%, 8/24/20	500	487
European Investment Bank,
1.88%, 3/15/19	250	250
1.25%, 12/16/19	1,000	985
1.63%, 3/16/20	250	248
2.50%, 4/15/21	1,500	1,513
2.13%, 10/15/21	200	199
2.25%, 3/15/22	250	249
3.25%, 1/29/24	250	260
2.50%, 10/15/24	1,000	999
2.13%, 4/13/26	1,500	1,448
4.88%, 2/15/36	200	262
Inter-American Development Bank,
1.13%, 9/12/19	200	197
3.88%, 9/17/19	600	619
1.75%, 10/15/19	1,000	995
3.88%, 2/14/20	500	519
1.88%, 6/16/20	1,000	996
1.88%, 3/15/21	250	248
1.25%, 9/14/21	550	532
1.75%, 9/14/22	400	390
3.00%, 2/21/24	150	155
2.13%, 1/15/25	500	490
2.00%, 6/2/26	1,000	960
3.88%, 10/28/41	200	229
International Bank for Reconstruction & Development,
1.88%, 3/15/19	2,500	2,498
1.38%, 3/30/20	1,500	1,478
2.25%, 6/24/21	500	500
1.38%, 9/20/21	2,000	1,939
2.00%, 1/26/22	235	233
1.63%, 2/10/22	1,000	974
2.50%, 11/25/24	600	600
2.13%, 3/3/25	700	683
2.50%, 7/29/25	500	499
4.75%, 2/15/35	25	32
International Finance Corp.,
1.75%, 9/16/19	250	249
1.13%, 7/20/21	1,000	962
Nordic Investment Bank,
1.88%, 6/14/19	200	200
1.50%, 9/29/20	200	197

		33,808

Travel & Lodging - 0.0%
Carnival Corp.,
3.95%, 10/15/20	250	261

Wireless Telecommunications Services - 0.2%
America Movil S.A.B. de C.V.,
3.13%, 7/16/22	295	299
6.13%, 11/15/37	505	633
Rogers Communications, Inc.,
3.00%, 3/15/23	80	80
3.63%, 12/15/25	1,000	1,021
4.50%, 3/15/43	45	48
5.45%, 10/1/43	130	158
Vodafone Group PLC,
2.95%, 2/19/23	1,290	1,295
7.88%, 2/15/30	15	20

NORTHERN FUNDS QUARTERLY REPORT    41    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Wireless Telecommunications Services - 0.2% continued
6.25%, 11/30/32	$895	$1,099
6.15%, 2/27/37	365	458

		5,111

Wireline Telecommunications Services - 0.2%
British Telecommunications PLC,
2.35%, 2/14/19	150	150
9.13%, 12/15/30	100	150
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	400	592
Orange S.A.,
5.38%, 7/8/19	600	627
9.00%, 3/1/31	610	915
Telefonica Emisiones S.A.U.,
5.46%, 2/16/21	155	168
4.57%, 4/27/23	775	838
4.10%, 3/8/27	475	491
7.05%, 6/20/36	205	275
Telefonos de Mexico S.A.B. de C.V.,
5.50%, 11/15/19	305	322

		4,528

Total Foreign Issuer Bonds (Cost $212,650)		217,096

U.S. GOVERNMENT AGENCIES - 29.7%(10)
Fannie Mae - 12.9%
1.88%, 2/19/19	1,000	1,000
1.75%, 6/20/19	1,000	998
1.13%, 7/26/19	3,002	2,964
0.88%, 8/2/19	2,000	1,968
1.75%, 9/12/19	1,000	997
1.75%, 11/26/19	3,000	2,990
2.63%, 9/6/24	1,000	1,013
2.13%, 4/24/26	1,000	965
7.13%, 1/15/30	1,500	2,161
6.63%, 11/15/30	200	281
5.63%, 7/15/37	1,000	1,404
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A2,
2.79%, 5/25/25(1) (2)	250	250
Fannie Mae-Aces, Series 2009-M1, Class A2,
4.29%, 7/25/19	345	351
Fannie Mae-Aces, Series 2011-M5, Class A2,
2.94%, 7/25/21	334	341
Fannie Mae-Aces, Series 2012-M2, Class A2,
2.72%, 2/25/22	150	152
Fannie Mae-Aces, Series 2012-M9, Class A2,
2.48%, 4/25/22	205	206
Fannie Mae-Aces, Series 2013-M14, Class A2,
3.33%, 10/25/23	200	207
Fannie Mae-Aces, Series 2013-M6, Class 1AC,
3.82%, 2/25/43(1) (2)	150	154
Fannie Mae-Aces, Series 2013-M9, Class A2,
2.39%, 1/25/23	131	131
Fannie Mae-Aces, Series 2014-M13, Class A2,
3.02%, 8/25/24	100	102
Fannie Mae-Aces, Series 2014-M3, Class A2,
3.47%, 1/25/24	350	367
Fannie Mae-Aces, Series 2014-M4, Class A2,
3.35%, 3/25/24	545	566
Fannie Mae-Aces, Series 2015-M1, Class A2,
2.53%, 9/25/24	150	148
Fannie Mae-Aces, Series 2015-M11, Class A2,
2.83%, 4/25/25(1) (2)	500	502
Fannie Mae-Aces, Series 2015-M3, Class A2,
2.72%, 10/25/24	250	250
Fannie Mae-Aces, Series 2016-M1, Class ASQ2,
2.13%, 2/25/21	478	472
Fannie Mae-Aces, Series 2016-M3, Class A2,
2.70%, 2/25/26	100	99
Fannie Mae-Aces, Series 2016-M4, Class A2,
2.58%, 3/25/26	100	98

FIXED INCOME INDEX FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7%(10) continued
Fannie Mae - 12.9% continued
Fannie Mae-Aces, Series 2016-M5, Class A2,
2.47%, 4/25/26	$250	$244
Fannie Mae-Aces, Series 2016-M7, Class AV2,
2.16%, 10/25/23	250	245
Fannie Mae-Aces, Series 2016-M9, Class A2,
2.29%, 6/25/26	100	96
Fannie Mae-Aces, Series 2017-M1, Class A2,
2.42%, 10/25/26(1) (2)	100	97
Fannie Mae-Aces, Series 2017-M11, Class A2,
2.98%, 8/25/29	125	124
Fannie Mae-Aces, Series 2017-M4, Class A2,
2.60%, 12/25/26(1) (2)	150	147
Fannie Mae-Aces, Series 2017-M5, Class A2,
3.30%, 4/25/29	125	127
Fannie Mae-Aces, Series 2017-M8, Class A2,
3.06%, 5/25/27	300	304
Pool #255376,
6.00%, 8/1/19	7	7
Pool #256792,
6.50%, 6/1/22	29	30
Pool #256925,
6.00%, 10/1/37	23	26
Pool #256959,
6.00%, 11/1/37	119	134
Pool #256985,
7.00%, 11/1/37	43	50
Pool #257042,
6.50%, 1/1/38	243	270
Pool #257106,
4.50%, 1/1/28	3	3
Pool #257237,
4.50%, 6/1/28	39	42
Pool #257243,
7.00%, 6/1/38	123	143
Pool #357630,
5.00%, 10/1/19	8	9
Pool #707791,
5.00%, 6/1/33	141	154
Pool #709239,
5.00%, 7/1/18	15	15
Pool #725185,
5.00%, 2/1/19	7	7
Pool #725425,
5.50%, 4/1/34	50	56
Pool #730811,
4.50%, 8/1/33	89	95
Pool #735222,
5.00%, 2/1/35	31	33
Pool #735358,
5.50%, 2/1/35	122	135
Pool #735502,
6.00%, 4/1/35	18	20
Pool #737853,
5.00%, 9/1/33	240	261
Pool #745336,
5.00%, 3/1/36	629	684
Pool #745418,
5.50%, 4/1/36	47	52
Pool #745754,
5.00%, 9/1/34	379	412
Pool #745826,
6.00%, 7/1/36	166	187
Pool #746272,
4.00%, 10/1/18	15	15
Pool #747383,
5.50%, 10/1/33	103	112
Pool #755632,
5.00%, 4/1/34	91	98
Pool #772730,
5.00%, 4/1/34	110	119
Pool #790406,
6.00%, 9/1/34	75	86
Pool #793666,
5.50%, 9/1/34	71	79
Pool #796250,
5.50%, 11/1/34	46	51
Pool #800471,
5.50%, 10/1/34	319	354

NORTHERN FUNDS QUARTERLY REPORT    43    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7%(10) continued
Fannie Mae - 12.9% continued
Pool #807701,
4.50%, 12/1/19	$6	$6
Pool #811944,
4.50%, 1/1/20	10	10
Pool #817795,
6.00%, 8/1/36	22	25
Pool #826057,
5.00%, 7/1/35	88	96
Pool #826585,
5.00%, 8/1/35	136	147
Pool #828523,
5.00%, 7/1/35	46	50
Pool #831676,
6.50%, 8/1/36	20	23
Pool #832628,
5.50%, 9/1/20	20	20
Pool #833067,
5.50%, 9/1/35	173	192
Pool #833163,
5.00%, 9/1/35	91	98
Pool #840577,
5.00%, 10/1/20	11	11
Pool #844909,
4.50%, 10/1/20	2	2
Pool #845425,
6.00%, 2/1/36	123	139
Pool #847921,
5.50%, 11/1/20	66	68
Pool #863759,
4.00%, 12/1/20	8	8
Pool #864435,
4.50%, 12/1/20	32	32
Pool #868435,
6.00%, 4/1/36	168	189
Pool #869710,
6.00%, 4/1/36	73	83
Pool #871135,
6.00%, 1/1/37	49	55
Pool #880505,
6.00%, 8/1/21	5	6
Pool #881818,
6.50%, 8/1/36	161	182
Pool #885769,
6.00%, 6/1/36	16	18
Pool #885866,
6.00%, 6/1/36	79	89
Pool #887111,
5.50%, 5/1/20	4	4
Pool #888100,
5.50%, 9/1/36	207	229
Pool #888152,
5.00%, 5/1/21	21	21
Pool #888205,
6.50%, 2/1/37	48	55
Pool #888447,
4.00%, 5/1/21	15	15
Pool #889224,
5.50%, 1/1/37	234	260
Pool #889390,
6.00%, 3/1/23	27	28
Pool #889401,
6.00%, 3/1/38	103	116
Pool #889415,
6.00%, 5/1/37	448	508
Pool #889579,
6.00%, 5/1/38	227	256
Pool #889630,
6.50%, 3/1/38	30	34
Pool #889886,
7.00%, 12/1/37	33	37
Pool #889970,
5.00%, 12/1/36	175	190
Pool #890234,
6.00%, 10/1/38	110	125
Pool #890329,
4.00%, 4/1/26	1,232	1,290
Pool #890339,
5.00%, 9/1/20	21	21
Pool #892536,
6.50%, 9/1/36	56	62
Pool #893363,
5.00%, 6/1/36	62	68
Pool #893366,
5.00%, 4/1/35	100	108

FIXED INCOME INDEX FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7%(10) continued
Fannie Mae - 12.9% continued
Pool #898417,
6.00%, 10/1/36	$27	$31
Pool #899079,
5.00%, 3/1/37	59	63
Pool #902414,
5.50%, 11/1/36	116	128
Pool #906090,
5.50%, 1/1/37	110	122
Pool #910147,
5.00%, 3/1/22	45	46
Pool #912414,
4.50%, 1/1/22	23	23
Pool #915499,
5.00%, 3/1/37	65	70
Pool #915870,
7.00%, 4/1/37	7	8
Pool #918515,
5.00%, 6/1/37	83	89
Pool #923123,
5.00%, 4/1/36	10	11
Pool #923166,
7.50%, 1/1/37	12	13
Pool #928261,
4.50%, 3/1/36	85	90
Pool #928584,
6.50%, 8/1/37	289	333
Pool #928909,
6.00%, 12/1/37	1	2
Pool #928915,
6.00%, 11/1/37	9	11
Pool #930606,
4.00%, 2/1/39	595	625
Pool #931195,
4.50%, 5/1/24	118	124
Pool #932023,
5.00%, 1/1/38	86	93
Pool #932741,
4.50%, 4/1/40	404	437
Pool #934466,
5.50%, 9/1/23	81	85
Pool #940623,
5.50%, 8/1/37	37	41
Pool #943388,
6.00%, 6/1/37	171	193
Pool #943617,
6.00%, 8/1/37	120	135
Pool #945876,
5.50%, 8/1/37	14	15
Pool #946527,
7.00%, 9/1/37	16	16
Pool #947216,
6.00%, 10/1/37	53	60
Pool #949391,
5.50%, 8/1/22	6	6
Pool #953018,
6.50%, 10/1/37	86	96
Pool #953910,
6.00%, 11/1/37	58	65
Pool #955771,
6.50%, 10/1/37	58	65
Pool #959604,
6.50%, 11/1/37	10	12
Pool #959880,
5.50%, 11/1/37	31	34
Pool #962687,
5.00%, 4/1/38	122	132
Pool #963735,
4.50%, 6/1/23	56	59
Pool #965389,
6.00%, 10/1/23	37	38
Pool #966660,
6.00%, 12/1/37	1	2
Pool #968037,
6.00%, 1/1/38	66	74
Pool #969632,
6.50%, 1/1/38	30	34
Pool #970013,
4.50%, 6/1/38	140	149
Pool #972452,
5.50%, 3/1/38	214	235
Pool #975365,
5.00%, 6/1/23	35	37
Pool #976963,
5.50%, 2/1/38	1,330	1,472

NORTHERN FUNDS QUARTERLY REPORT    45    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7%(10) continued
Fannie Mae - 12.9% continued
Pool #981704,
5.00%, 6/1/23	$147	$155
Pool #981854,
5.50%, 7/1/38	88	97
Pool #984075,
4.50%, 6/1/23	34	36
Pool #986760,
5.50%, 7/1/38	353	391
Pool #987114,
5.50%, 9/1/23	13	13
Pool #987115,
5.50%, 9/1/23	14	15
Pool #992472,
6.00%, 10/1/38	10	11
Pool #992491,
4.50%, 10/1/23	40	42
Pool #993055,
5.50%, 12/1/38	27	30
Pool #995018,
5.50%, 6/1/38	76	84
Pool #995203,
5.00%, 7/1/35	518	563
Pool #995266,
5.00%, 12/1/23	293	309
Pool #995879,
6.00%, 4/1/39	113	128
Pool #AA0649,
5.00%, 12/1/38	307	337
Pool #AA2939,
4.50%, 4/1/39	580	629
Pool #AA4482,
4.00%, 4/1/39	497	525
Pool #AA4562,
4.50%, 9/1/39	523	567
Pool #AA8978,
4.50%, 7/1/39	115	125
Pool #AA9357,
4.50%, 8/1/39	497	530
Pool #AB1048,
4.50%, 5/1/40	714	769
Pool #AB2067,
3.50%, 1/1/41	980	1,012
Pool #AB2092,
4.00%, 1/1/41	467	495
Pool #AB2272,
4.50%, 2/1/41	694	753
Pool #AB2693,
4.50%, 4/1/41	467	504
Pool #AB2768,
4.50%, 4/1/41	544	587
Pool #AB3035,
5.00%, 5/1/41	833	899
Pool #AB3246,
5.00%, 7/1/41	208	224
Pool #AB4057,
4.00%, 12/1/41	1,808	1,899
Pool #AB4293,
3.50%, 1/1/42	1,224	1,264
Pool #AB5049,
4.00%, 4/1/42	1,922	2,019
Pool #AB6016,
3.50%, 8/1/42	842	870
Pool #AB6293,
3.50%, 9/1/27	1,357	1,402
Pool #AB6472,
2.00%, 10/1/27	624	617
Pool #AB7076,
3.00%, 11/1/42	2,759	2,774
Pool #AB7503,
3.00%, 1/1/43	1,256	1,262
Pool #AB7733,
3.00%, 1/1/43	2,429	2,442
Pool #AB8787,
2.00%, 3/1/28	1,253	1,233
Pool #AB8823,
3.00%, 3/1/43	4,331	4,354
Pool #AB9019,
3.00%, 4/1/43	1,036	1,041
Pool #AB9136,
2.50%, 4/1/43	119	115
Pool #AB9363,
3.50%, 5/1/43	2,977	3,072
Pool #AB9990,
3.00%, 7/1/33	242	248

FIXED INCOME INDEX FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7%(10) continued
Fannie Mae - 12.9% continued
Pool #AC2947,
5.50%, 9/1/39	$392	$429
Pool #AC2969,
5.00%, 9/1/39	1,886	2,060
Pool #AC3263,
4.50%, 9/1/29	205	221
Pool #AC3312,
4.50%, 10/1/39	976	1,044
Pool #AC4861,
4.50%, 11/1/24	287	300
Pool #AC5040,
4.00%, 10/1/24	154	160
Pool #AC6118,
4.50%, 11/1/39	275	294
Pool #AC6742,
4.50%, 1/1/40	1,079	1,167
Pool #AC8518,
5.00%, 12/1/39	450	485
Pool #AC9581,
5.50%, 1/1/40	1,043	1,158
Pool #AD0119,
6.00%, 7/1/38	312	352
Pool #AD0585,
4.50%, 12/1/39	518	563
Pool #AD0639,
6.00%, 12/1/38	108	121
Pool #AD0969,
5.50%, 8/1/37	391	433
Pool #AD5241,
4.50%, 7/1/40	377	404
Pool #AD5525,
5.00%, 6/1/40	442	481
Pool #AD5556,
4.00%, 6/1/25	127	132
Pool #AD7859,
5.00%, 6/1/40	282	304
Pool #AE0949,
4.00%, 2/1/41	1,134	1,192
Pool #AE0971,
4.00%, 5/1/25	107	111
Pool #AE0981,
3.50%, 3/1/41	891	920
Pool #AE1807,
4.00%, 10/1/40	1,470	1,545
Pool #AE3873,
4.50%, 10/1/40	186	198
Pool #AE5436,
4.50%, 10/1/40	271	290
Pool #AE5767,
(Floating, ICE LIBOR USD 1Y + 1.75%),
3.54%, 5/1/41(2)	88	92
Pool #AH0525,
4.00%, 12/1/40	1,211	1,272
Pool #AH1295,
3.50%, 1/1/26	381	395
Pool #AH3226,
5.00%, 2/1/41	76	82
Pool #AH4158,
4.00%, 1/1/41	214	224
Pool #AH5573,
4.00%, 2/1/41	972	1,028
Pool #AH5614,
3.50%, 2/1/26	413	427
Pool #AH8854,
4.50%, 4/1/41	292	312
Pool #AI1247,
4.00%, 4/1/26	197	206
Pool #AI3470,
4.50%, 6/1/41	460	493
Pool #AI4361,
(Floating, ICE LIBOR USD 1Y + 1.80%),
3.55%, 9/1/41(2)	28	30
Pool #AI4380,
(Floating, ICE LIBOR USD 1Y + 1.80%),
3.55%, 11/1/41(2)	33	34
Pool #AI5603,
4.50%, 7/1/41	245	263
Pool #AI7743,
4.00%, 8/1/41	277	291
Pool #AI9137,
2.50%, 11/1/27	1,807	1,815
Pool #AI9555,
4.00%, 9/1/41	607	638
Pool #AI9828,
(Floating, ICE LIBOR USD 1Y + 1.82%),
2.83%, 11/1/41(2)	87	91

NORTHERN FUNDS QUARTERLY REPORT    47    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7%(10) continued
Fannie Mae - 12.9% continued
Pool #AJ2001,
(Floating, ICE LIBOR USD 1Y + 1.80%),
2.96%, 10/1/41(2)	$47	$49
Pool #AJ4093,
3.50%, 10/1/26	102	105
Pool #AJ4408,
4.50%, 10/1/41	121	129
Pool #AJ6086,
3.00%, 12/1/26	294	300
Pool #AJ9152,
3.50%, 12/1/26	1,244	1,284
Pool #AJ9218,
4.00%, 2/1/42	807	847
Pool #AJ9326,
3.50%, 1/1/42	1,373	1,422
Pool #AJ9355,
3.00%, 1/1/27	675	689
Pool #AK4813,
3.50%, 3/1/42	552	569
Pool #AK4945,
3.50%, 2/1/42	656	677
Pool #AK7766,
2.50%, 3/1/27	793	797
Pool #AK9444,
4.00%, 3/1/42	239	252
Pool #AL0442,
5.50%, 6/1/40	112	124
Pool #AL0766,
4.00%, 9/1/41	1,389	1,470
Pool #AL1449,
4.00%, 1/1/42	1,446	1,518
Pool #AL1849,
6.00%, 2/1/39	455	513
Pool #AL1939,
3.50%, 6/1/42	1,555	1,607
Pool #AL2243,
4.00%, 3/1/42	1,453	1,527
Pool #AL2303,
4.50%, 6/1/26	294	305
Pool #AL2326,
4.50%, 4/1/42	2,848	3,049
Pool #AL2397,
(Floating, ICE LIBOR USD 1Y + 1.71%),
2.69%, 8/1/42(2)	151	156
Pool #AL2438,
3.00%, 9/1/27	1,700	1,736
Pool #AL2893,
3.50%, 12/1/42	3,472	3,595
Pool #AL3396,
2.50%, 3/1/28	730	734
Pool #AL4408,
4.50%, 11/1/43	1,817	1,961
Pool #AL4462,
2.50%, 6/1/28	1,249	1,255
Pool #AL4908,
4.00%, 2/1/44	1,384	1,461
Pool #AL5167,
3.50%, 1/1/34	366	381
Pool #AL5254,
3.00%, 11/1/27	945	966
Pool #AL5377,
4.00%, 6/1/44	3,624	3,834
Pool #AL5734,
3.50%, 9/1/29	1,155	1,198
Pool #AL5785,
4.00%, 9/1/44	2,125	2,254
Pool #AL6488,
3.50%, 8/1/43	751	775
Pool #AL7807,
3.00%, 11/1/30	2,997	3,060
Pool #AL8469,
3.50%, 4/1/31	551	572
Pool #AL8908,
3.00%, 8/1/46	1,001	1,005
Pool #AL8951,
3.00%, 8/1/46	910	912
Pool #AL9582,
3.00%, 12/1/31	1,380	1,407
Pool #AO0752,
3.00%, 4/1/42	781	785
Pool #AO0800,
3.00%, 4/1/27	626	639
Pool #AO2973,
3.50%, 5/1/42	1,747	1,811
Pool #AO4136,
3.50%, 6/1/42	1,058	1,093

FIXED INCOME INDEX FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7%(10) continued
Fannie Mae - 12.9% continued
Pool #AO7970,
2.50%, 6/1/27	$412	$414
Pool #AO8031,
3.50%, 7/1/42	2,801	2,892
Pool #AO8629,
3.50%, 7/1/42	492	508
Pool #AP6273,
3.00%, 10/1/42	811	815
Pool #AQ6784,
3.50%, 12/1/42	903	932
Pool #AQ8185,
2.50%, 1/1/28	247	249
Pool #AQ8647,
3.50%, 12/1/42	1,295	1,337
Pool #AR1706,
2.50%, 1/1/28	3,903	3,921
Pool #AR3054,
3.00%, 1/1/28	930	950
Pool #AR3792,
3.00%, 2/1/43	744	748
Pool #AR8151,
3.00%, 3/1/43	1,422	1,430
Pool #AR9188,
2.50%, 3/1/43	172	167
Pool #AR9582,
3.00%, 3/1/43	460	463
Pool #AS0018,
3.00%, 7/1/43	3,048	3,064
Pool #AS0275,
3.00%, 8/1/33	305	312
Pool #AS3600,
3.00%, 10/1/29	1,960	2,001
Pool #AS3657,
4.50%, 10/1/44	1,799	1,917
Pool #AS4085,
4.00%, 12/1/44	738	780
Pool #AS4306,
3.00%, 1/1/45	1,309	1,312
Pool #AS4458,
3.50%, 2/1/45	4,305	4,442
Pool #AS4715,
3.00%, 4/1/45	1,189	1,192
Pool #AS5090,
2.50%, 6/1/30	476	477
Pool #AS5324,
2.50%, 7/1/30	1,025	1,027
Pool #AS5500,
3.00%, 7/1/35	527	537
Pool #AS5666,
4.00%, 8/1/45	1,629	1,705
Pool #AS5892,
3.50%, 10/1/45	1,936	1,989
Pool #AS6192,
3.50%, 11/1/45	3,595	3,704
Pool #AS6262,
3.50%, 11/1/45	2,205	2,265
Pool #AS6332,
3.50%, 12/1/45	2,436	2,502
Pool #AS6398,
3.50%, 12/1/45	1,663	1,708
Pool #AS6730,
3.50%, 2/1/46	3,164	3,250
Pool #AS6887,
2.50%, 3/1/31	951	950
Pool #AS7149,
3.00%, 5/1/46	1,665	1,671
Pool #AS7157,
3.00%, 5/1/46	1,060	1,060
Pool #AS7247,
4.00%, 5/1/46	750	785
Pool #AS7343,
3.00%, 6/1/46	987	987
Pool #AS7480,
2.00%, 7/1/31	256	249
Pool #AS7580,
3.00%, 7/1/46	1,177	1,178
Pool #AS8067,
3.00%, 10/1/46	1,650	1,654
Pool #AS8074,
3.00%, 10/1/46	954	955
Pool #AS8178,
3.00%, 10/1/36	311	316
Pool #AS8194,
2.50%, 10/1/31	3,075	3,073

NORTHERN FUNDS QUARTERLY REPORT    49    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7%(10) continued
Fannie Mae - 12.9% continued
Pool #AS8424,
3.00%, 12/1/36	$462	$470
Pool #AS8483,
3.00%, 12/1/46	1,416	1,417
Pool #AS8591,
2.00%, 1/1/32	457	445
Pool #AS8614,
3.50%, 1/1/32	344	357
Pool #AS8699,
4.00%, 1/1/47	4,651	4,867
Pool #AS8960,
4.00%, 3/1/47	954	1,005
Pool #AS9505,
3.00%, 4/1/32	932	949
Pool #AT0666,
3.50%, 4/1/43	584	604
Pool #AT2720,
3.00%, 5/1/43	1,370	1,378
Pool #AT3164,
3.00%, 4/1/43	2,267	2,279
Pool #AT3180,
3.00%, 5/1/43	2,752	2,767
Pool #AT5026,
3.00%, 5/1/43	2,396	2,409
Pool #AU1657,
2.50%, 7/1/28	593	596
Pool #AU1689,
3.50%, 8/1/43	2,709	2,799
Pool #AU1808,
3.00%, 8/1/43	2,249	2,261
Pool #AU3164,
3.00%, 8/1/33	269	275
Pool #AU5918,
3.00%, 9/1/43	2,054	2,064
Pool #AU5919,
3.50%, 9/1/43	1,530	1,576
Pool #AV0691,
4.00%, 12/1/43	2,865	3,025
Pool #AV2339,
4.00%, 12/1/43	606	640
Pool #AW8167,
3.50%, 2/1/42	688	710
Pool #AW8595,
3.00%, 8/1/29	504	514
Pool #AX2163,
3.50%, 11/1/44	923	948
Pool #AX4413,
4.00%, 11/1/44	1,888	1,976
Pool #AX4839,
3.50%, 11/1/44	1,685	1,731
Pool #AX6139,
4.00%, 11/1/44	2,414	2,547
Pool #AY0544,
2.50%, 8/1/27	1,734	1,746
Pool #AY3062,
3.00%, 11/1/26	601	614
Pool #AY5580,
3.50%, 6/1/45	5,464	5,629
Pool #AY9555,
3.00%, 5/1/45	1,870	1,873
Pool #AZ1449,
3.00%, 7/1/45	1,218	1,220
Pool #AZ2936,
3.00%, 9/1/45	639	640
Pool #AZ2947,
4.00%, 9/1/45	1,647	1,724
Pool #AZ4775,
3.50%, 10/1/45	1,092	1,122
Pool #BA2911,
3.00%, 11/1/30	549	559
Pool #BC0326,
3.50%, 12/1/45	781	802
Pool #BC1105,
3.50%, 2/1/46	2,843	2,920
Pool #BC1510,
3.00%, 8/1/46	859	860
Pool #BC9096,
3.50%, 12/1/46	1,115	1,145
Pool #BE3171,
2.50%, 2/1/32	932	931
Pool #BH1130,
3.50%, 4/1/32	877	907
Pool #BM1687,
4.00%, 1/1/47	4,184	4,386

FIXED INCOME INDEX FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7%(10) continued
Fannie Mae - 12.9% continued
Pool #BM2001,
3.50%, 12/1/46	$455	$467
Pool #CA0110,
3.50%, 8/1/47	1,898	1,950
Pool #CA0619,
4.00%, 10/1/47	498	521
Pool #CA0656,
11/1/47(11)	2,448	2,523
Pool #CA0859,
12/1/47(11)	2,537	2,608
Pool #MA0361,
4.00%, 3/1/30	195	205
Pool #MA0667,
4.00%, 3/1/31	476	502
Pool #MA0706,
4.50%, 4/1/31	579	618
Pool #MA0711,
3.50%, 4/1/31	293	303
Pool #MA0804,
4.00%, 7/1/31	322	340
Pool #MA0976,
3.50%, 2/1/32	664	690
Pool #MA1107,
3.50%, 7/1/32	819	853
Pool #MA1138,
3.50%, 8/1/32	452	471
Pool #MA1141,
3.00%, 8/1/32	231	237
Pool #MA1200,
3.00%, 10/1/32	1,255	1,285
Pool #MA1239,
3.50%, 11/1/32	617	642
Pool #MA1432,
3.00%, 5/1/33	1,263	1,284
Pool #MA1511,
2.50%, 7/1/33	375	373
Pool #MA1764,
4.00%, 1/1/34	563	594
Pool #MA2320,
3.00%, 7/1/35	1,091	1,112
Pool #MA2473,
3.50%, 12/1/35	503	523
Pool #MA2489,
2.50%, 12/1/30	1,534	1,532
Pool #MA2512,
4.00%, 1/1/46	732	766
Pool #MA2670,
3.00%, 7/1/46	2,684	2,685
Pool #MA2672,
3.00%, 7/1/36	609	619
Pool #MA2705,
3.00%, 8/1/46	1,906	1,907
Pool #MA2737,
3.00%, 9/1/46	861	861
Pool #MA2738,
3.00%, 9/1/36	882	896
Pool #MA2771,
3.00%, 10/1/46	922	923
Pool #MA2775,
2.50%, 10/1/31	524	523
Pool #MA2781,
2.50%, 10/1/46	581	561
Pool #MA2817,
2.50%, 11/1/36	463	455
Pool #MA2841,
2.50%, 12/1/36	187	184
Pool #MA2895,
3.00%, 2/1/47	762	762
Pool #MA2929,
3.50%, 3/1/47	4,643	4,769
Pool #MA3028,
3.50%, 6/1/37	1,004	1,040
Pool #MA3057,
3.50%, 7/1/47	2,349	2,413
Pool #MA3058,
4.00%, 7/1/47	960	1,005
Pool #MA3073,
4.50%, 7/1/47	2,041	2,174
Pool #MA3127,
3.00%, 9/1/37	391	397
Pool #MA3150,
4.50%, 10/1/47	974	1,037
Pool #MA3182,
3.50%, 11/1/47	2,451	2,518

NORTHERN FUNDS QUARTERLY REPORT    51    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7%(10) continued
Fannie Mae - 12.9% continued
Pool #MA3188,
3.00%, 11/1/32	$1,478	$1,506
Pool #MA3211,
4.00%, 12/1/47	499	522
Pool TBA,
1/18/47(11)	21,800	22,168

		341,831

Federal Home Loan Bank - 0.0%
5.50%, 7/15/36	500	686

Freddie Mac - 1.0%
FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2,
4.25%, 1/25/20	185	192
FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A2,
4.22%, 3/25/20	245	254
FHLMC Multifamily Structured Pass Through Certificates, Series K008, Class A2,
3.53%, 6/25/20	263	270
FHLMC Multifamily Structured Pass Through Certificates, Series K011, Class A2,
4.08%, 11/25/20	785	822
FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2,
3.97%, 1/25/21	575	601
FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2,
3.87%, 4/25/21	350	366
FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2,
2.87%, 12/25/21	100	102
FHLMC Multifamily Structured Pass Through Certificates, Series K018, Class A2,
2.79%, 1/25/22	500	507
FHLMC Multifamily Structured Pass Through Certificates, Series K020, Class A2,
2.37%, 5/25/22	250	249
FHLMC Multifamily Structured Pass Through Certificates, Series K023, Class A2,
2.31%, 8/25/22	350	348
FHLMC Multifamily Structured Pass Through Certificates, Series K024, Class A2,
2.57%, 9/25/22	200	201
FHLMC Multifamily Structured Pass Through Certificates, Series K025, Class A1,
1.88%, 4/25/22	334	332
FHLMC Multifamily Structured Pass Through Certificates, Series K027, Class A2,
2.64%, 1/25/23	750	756
FHLMC Multifamily Structured Pass Through Certificates, Series K028, Class A2,
3.11%, 2/25/23	300	309
FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2,
3.32%, 2/25/23	250	260
FHLMC Multifamily Structured Pass Through Certificates, Series K030, Class A2,
3.25%, 4/25/23	300	311
FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class A2,
3.30%, 4/25/23	227	236
FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A2,
3.31%, 5/25/23	365	380
FHLMC Multifamily Structured Pass Through Certificates, Series K033, Class A2,
3.06%, 7/25/23	350	359
FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class A2,
3.24%, 9/25/24	300	311

FIXED INCOME INDEX FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7%(10) continued
Freddie Mac - 1.0% continued
FHLMC Multifamily Structured Pass Through Certificates, Series K041, Class A2,
3.17%, 10/25/24	$300	$310
FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2,
2.67%, 12/25/24	200	200
FHLMC Multifamily Structured Pass Through Certificates, Series K043, Class A2,
3.06%, 12/25/24	200	205
FHLMC Multifamily Structured Pass Through Certificates, Series K046, Class A2,
3.21%, 3/25/25	250	258
FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class A2,
3.00%, 12/25/25	300	305
FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class A2,
2.75%, 1/25/26	250	250
FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class A2,
2.67%, 3/25/26	500	496
FHLMC Multifamily Structured Pass Through Certificates, Series K056, Class A2,
2.53%, 5/25/26	400	392
FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2,
2.65%, 8/25/26	150	148
FHLMC Multifamily Structured Pass Through Certificates, Series K503, Class A2,
2.46%, 8/25/19	300	301
FHLMC Multifamily Structured Pass Through Certificates, Series K712, Class A2,
1.87%, 11/25/19	491	489
FHLMC Multifamily Structured Pass Through Certificates, Series K716, Class A2,
3.13%, 6/25/21	500	512
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class A2,
2.79%, 1/25/22	250	253
FHLMC Multifamily Structured Pass Through Certificates, Series K719, Class A2,
2.73%, 6/25/22	100	101
FHLMC Multifamily Structured Pass Through Certificates, Series K722, Class A2,
2.41%, 3/25/23	250	249
Freddie Mac,
3.75%, 3/27/19	1,000	1,023
1.13%, 4/15/19	4,000	3,963
1.75%, 5/30/19	1,000	999
1.25%, 10/2/19	1,000	988
1.38%, 5/1/20	1,000	985
2.38%, 1/13/22	1,500	1,513
6.75%, 3/15/31	1,200	1,716
Freddie Mac Multifamily Structured Pass Through Certificates, Series K038, Class A2,
3.39%, 3/25/24	295	308
Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, Class A2,
3.24%, 4/25/27	350	361
Freddie Mac Multifamily Structured Pass Through Certificates, Series K066, Class A2,
3.12%, 6/25/27	350	357
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2,
3.19%, 7/25/27	250	257
Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2,
3.24%, 8/25/27	150	155

NORTHERN FUNDS QUARTERLY REPORT    53    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7%(10) continued
Freddie Mac - 1.0% continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2,
3.19%, 9/25/27	$200	$205
Freddie Mac Multifamily Structured Pass Through Certificates, Series K070, Class A2,
3.30%, 11/25/27	150	155
Freddie Mac Multifamily Structured Pass Through Certificates, Series K729, Class A2,
3.14%, 10/25/24	200	206

		24,826

Freddie Mac Gold - 7.8%
Pool #A16753,
5.00%, 11/1/33	53	58
Pool #A17665,
5.00%, 1/1/34	63	68
Pool #A27950,
5.50%, 11/1/34	281	312
Pool #A31136,
5.50%, 1/1/35	214	235
Pool #A39306,
5.50%, 11/1/35	160	178
Pool #A46224,
5.00%, 7/1/35	26	28
Pool #A48104,
5.00%, 1/1/36	63	68
Pool #A51296,
6.00%, 8/1/36	23	26
Pool #A54897,
6.50%, 8/1/36	52	58
Pool #A56110,
5.50%, 12/1/36	245	268
Pool #A57604,
5.00%, 3/1/37	189	206
Pool #A58718,
5.50%, 3/1/37	27	30
Pool #A59081,
5.50%, 4/1/37	235	260
Pool #A60942,
5.00%, 5/1/37	54	58
Pool #A61560,
5.50%, 10/1/36	304	338
Pool #A61573,
5.00%, 9/1/34	1,006	1,098
Pool #A61597,
5.50%, 12/1/35	39	42
Pool #A64474,
5.50%, 9/1/37	17	18
Pool #A67116,
7.00%, 10/1/37	16	18
Pool #A68761,
5.50%, 9/1/37	131	143
Pool #A69169,
4.50%, 12/1/37	72	76
Pool #A69303,
6.00%, 11/1/37	22	24
Pool #A73778,
5.00%, 2/1/38	101	110
Pool #A74134,
7.00%, 2/1/38	22	23
Pool #A78507,
5.00%, 6/1/38	351	382
Pool #A81606,
6.00%, 9/1/38	18	20
Pool #A83008,
5.50%, 11/1/38	236	262
Pool #A84432,
4.50%, 2/1/39	62	66
Pool #A88476,
4.50%, 9/1/39	1,735	1,864
Pool #A89346,
4.50%, 10/1/39	907	968
Pool #A90749,
4.50%, 1/1/40	831	896
Pool #A91541,
5.00%, 3/1/40	228	248
Pool #A91626,
4.50%, 3/1/40	469	509
Pool #A91942,
4.50%, 4/1/40	341	367
Pool #A94672,
4.50%, 10/1/40	517	552
Pool #A96296,
4.00%, 1/1/41	589	623

FIXED INCOME INDEX FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7%(10) continued
Freddie Mac Gold - 7.8% continued
Pool #A96310,
4.00%, 1/1/41	$432	$456
Pool #A96995,
4.00%, 2/1/41	980	1,029
Pool #A97443,
4.50%, 3/1/41	429	458
Pool #B10630,
4.50%, 11/1/18	26	27
Pool #B17658,
4.50%, 1/1/20	1	1
Pool #B18502,
5.50%, 6/1/20	4	4
Pool #B18931,
4.50%, 3/1/20	4	4
Pool #C03457,
4.50%, 2/1/40	293	313
Pool #C03812,
3.50%, 4/1/42	678	707
Pool #C03821,
3.50%, 4/1/42	1,381	1,425
Pool #C04268,
3.00%, 10/1/42	2,899	2,915
Pool #C09004,
3.50%, 7/1/42	456	470
Pool #C09042,
3.50%, 5/1/43	590	609
Pool #C09063,
4.00%, 9/1/44	490	513
Pool #C09066,
3.50%, 10/1/44	673	693
Pool #C91009,
5.00%, 11/1/26	16	17
Pool #C91247,
5.00%, 4/1/29	143	154
Pool #C91354,
4.00%, 1/1/31	479	505
Pool #C91370,
4.50%, 5/1/31	249	266
Pool #C91388,
3.50%, 2/1/32	287	298
Pool #C91402,
4.00%, 10/1/31	392	414
Pool #C91408,
3.50%, 11/1/31	282	293
Pool #C91485,
3.50%, 8/1/32	452	470
Pool #C91811,
4.00%, 1/1/35	200	211
Pool #C91826,
3.00%, 5/1/35	357	364
Pool #C91858,
3.00%, 12/1/35	379	386
Pool #C91879,
3.00%, 6/1/36	432	440
Pool #C91891,
3.00%, 9/1/36	452	460
Pool #C91904,
2.50%, 11/1/36	278	273
Pool #C91908,
3.00%, 1/1/37	186	188
Pool #C91955,
3.00%, 10/1/37	395	400
Pool #D97564,
5.00%, 1/1/28	138	148
Pool #D99094,
3.00%, 3/1/32	303	309
Pool #E03033,
3.00%, 2/1/27	614	626
Pool #E04044,
3.50%, 8/1/27	941	972
Pool #E04072,
2.50%, 8/1/27	277	278
Pool #E99030,
4.50%, 9/1/18	15	16
Pool #G01907,
4.50%, 8/1/34	32	34
Pool #G01974,
5.00%, 12/1/35	289	313
Pool #G02064,
5.00%, 2/1/36	137	148
Pool #G02069,
5.50%, 3/1/36	23	25
Pool #G02386,
6.00%, 11/1/36	222	249

NORTHERN FUNDS QUARTERLY REPORT    55    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7%(10) continued
Freddie Mac Gold - 7.8% continued
Pool #G02391,
6.00%, 11/1/36	$7	$8
Pool #G02540,
5.00%, 11/1/34	68	74
Pool #G02649,
6.00%, 1/1/37	11	13
Pool #G02702,
6.50%, 1/1/37	24	26
Pool #G02789,
6.00%, 4/1/37	764	862
Pool #G02911,
6.00%, 4/1/37	11	12
Pool #G02973,
6.00%, 6/1/37	28	31
Pool #G03121,
5.00%, 6/1/36	116	126
Pool #G03134,
5.50%, 8/1/36	47	52
Pool #G03176,
5.00%, 8/1/37	40	44
Pool #G03218,
6.00%, 9/1/37	30	33
Pool #G03351,
6.00%, 9/1/37	55	63
Pool #G03513,
6.00%, 11/1/37	70	78
Pool #G03600,
7.00%, 11/1/37	29	33
Pool #G03737,
6.50%, 11/1/37	429	476
Pool #G03992,
6.00%, 3/1/38	64	72
Pool #G04287,
5.00%, 5/1/38	125	135
Pool #G04459,
5.50%, 6/1/38	104	115
Pool #G04611,
6.00%, 7/1/38	200	226
Pool #G04650,
6.50%, 9/1/38	116	131
Pool #G04817,
5.00%, 9/1/38	74	81
Pool #G05082,
5.00%, 3/1/38	171	186
Pool #G05167,
4.50%, 2/1/39	200	213
Pool #G05725,
4.50%, 11/1/39	432	466
Pool #G05733,
5.00%, 11/1/39	354	386
Pool #G05870,
4.50%, 4/1/40	535	577
Pool #G05969,
5.00%, 8/1/40	223	243
Pool #G05971,
5.50%, 8/1/40	966	1,060
Pool #G06020,
5.50%, 12/1/39	833	921
Pool #G06767,
5.00%, 10/1/41	724	794
Pool #G06947,
6.00%, 5/1/40	235	264
Pool #G07030,
4.00%, 6/1/42	2,494	2,642
Pool #G07098,
3.50%, 7/1/42	752	776
Pool #G07152,
4.00%, 6/1/42	1,844	1,936
Pool #G07171,
4.00%, 8/1/42	1,026	1,084
Pool #G07445,
2.50%, 7/1/43	718	693
Pool #G07787,
4.00%, 8/1/44	3,580	3,782
Pool #G07924,
3.50%, 1/1/45	1,042	1,077
Pool #G07961,
3.50%, 3/1/45	2,106	2,172
Pool #G07998,
4.50%, 7/1/44	510	544
Pool #G08189,
7.00%, 3/1/37	32	36
Pool #G08192,
5.50%, 4/1/37	51	56

FIXED INCOME INDEX FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7%(10) continued
Freddie Mac Gold - 7.8% continued
Pool #G08341,
5.00%, 4/1/39	$1,014	$1,104
Pool #G08477,
3.50%, 2/1/42	826	853
Pool #G08537,
3.00%, 7/1/43	2,534	2,546
Pool #G08554,
3.50%, 10/1/43	1,090	1,125
Pool #G08608,
3.00%, 9/1/44	474	474
Pool #G08624,
4.00%, 1/1/45	1,517	1,587
Pool #G08632,
3.50%, 3/1/45	1,911	1,965
Pool #G08648,
3.00%, 6/1/45	788	789
Pool #G08650,
3.50%, 6/1/45	1,496	1,539
Pool #G08653,
3.00%, 7/1/45	1,925	1,927
Pool #G08660,
4.00%, 8/1/45	528	552
Pool #G08666,
3.00%, 9/1/45	5,734	5,741
Pool #G08667,
3.50%, 9/1/45	1,164	1,197
Pool #G08672,
4.00%, 10/1/45	715	748
Pool #G08677,
4.00%, 11/1/45	655	685
Pool #G08681,
3.50%, 12/1/45	2,235	2,298
Pool #G08698,
3.50%, 3/1/46	1,157	1,190
Pool #G08702,
3.50%, 4/1/46	1,196	1,231
Pool #G08710,
3.00%, 6/1/46	1,330	1,332
Pool #G08715,
3.00%, 8/1/46	2,890	2,894
Pool #G08721,
3.00%, 9/1/46	811	812
Pool #G08726,
3.00%, 10/1/46	1,071	1,072
Pool #G08747,
3.00%, 2/1/47	665	665
Pool #G08766,
3.50%, 6/1/47	1,302	1,339
Pool #G08774,
3.50%, 8/1/47	482	495
Pool #G08785,
4.00%, 10/1/47	2,122	2,219
Pool #G08788,
3.50%, 11/1/47	2,845	2,926
Pool #G08790,
4.50%, 11/1/47	1,974	2,104
Pool #G08792,
3.50%, 12/1/47	748	769
Pool #G08793,
4.00%, 12/1/47	2,145	2,246
Pool #G11776,
4.50%, 9/1/20	10	10
Pool #G12571,
4.00%, 1/1/22	44	45
Pool #G12673,
5.00%, 9/1/21	26	26
Pool #G12837,
4.50%, 4/1/22	40	41
Pool #G12868,
5.00%, 11/1/22	72	75
Pool #G12869,
5.00%, 9/1/22	55	58
Pool #G13136,
4.50%, 5/1/23	71	74
Pool #G13151,
6.00%, 3/1/23	63	66
Pool #G13201,
4.50%, 7/1/23	42	44
Pool #G13433,
5.50%, 1/1/24	58	61
Pool #G14168,
5.50%, 12/1/24	78	81
Pool #G14239,
4.00%, 9/1/26	1,081	1,129

NORTHERN FUNDS QUARTERLY REPORT    57    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7%(10) continued
Freddie Mac Gold - 7.8% continued
Pool #G14554,
4.50%, 7/1/26	$113	$117
Pool #G14891,
3.00%, 10/1/28	439	448
Pool #G15089,
2.50%, 11/1/28	734	738
Pool #G15134,
3.00%, 5/1/29	290	296
Pool #G15468,
3.50%, 12/1/29	631	655
Pool #G18220,
6.00%, 11/1/22	9	10
Pool #G18420,
3.00%, 1/1/27	819	835
Pool #G18438,
2.50%, 6/1/27	373	375
Pool #G18442,
3.50%, 8/1/27	598	618
Pool #G18475,
2.50%, 8/1/28	2,684	2,697
Pool #G18571,
2.50%, 10/1/30	553	552
Pool #G18601,
3.00%, 5/1/31	781	796
Pool #G18618,
2.00%, 11/1/31	268	261
Pool #G18629,
2.00%, 1/1/32	91	88
Pool #G18664,
3.50%, 10/1/32	486	503
Pool #G30327,
4.50%, 1/1/27	23	25
Pool #G30835,
3.50%, 12/1/35	388	403
Pool #G31020,
2.50%, 2/1/37	98	97
Pool #G60145,
3.50%, 8/1/45	1,134	1,170
Pool #G60238,
3.50%, 10/1/45	1,594	1,648
Pool #G60361,
3.50%, 12/1/45	1,565	1,612
Pool #G60440,
3.50%, 3/1/46	2,679	2,769
Pool #G60696,
3.00%, 9/1/46	1,449	1,451
Pool #G60707,
3.00%, 9/1/46	1,406	1,409
Pool #G60723,
3.00%, 10/1/46	1,131	1,134
Pool #G60724,
3.00%, 10/1/46	1,132	1,135
Pool #G60948,
3.00%, 1/1/47	3,695	3,700
Pool #J00991,
4.00%, 1/1/21	22	23
Pool #J02541,
4.00%, 9/1/20	7	7
Pool #J03041,
6.00%, 7/1/21	15	16
Pool #J03736,
5.50%, 11/1/21	26	27
Pool #J05307,
4.50%, 8/1/22	8	8
Pool #J06175,
5.00%, 5/1/21	7	7
Pool #J06465,
6.00%, 11/1/22	10	10
Pool #J06476,
5.50%, 11/1/22	23	24
Pool #J08098,
5.50%, 6/1/23	29	30
Pool #J08202,
5.00%, 7/1/23	16	16
Pool #J08454,
5.00%, 8/1/23	35	36
Pool #J08913,
5.50%, 10/1/23	20	20
Pool #J09148,
5.00%, 12/1/23	44	45
Pool #J09305,
5.00%, 2/1/24	77	80
Pool #J09463,
5.00%, 3/1/24	40	41

FIXED INCOME INDEX FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7%(10) continued
Freddie Mac Gold - 7.8% continued
Pool #J11136,
4.00%, 11/1/24	$59	$61
Pool #J12098,
4.50%, 4/1/25	346	360
Pool #J14808,
3.50%, 3/1/26	397	410
Pool #J17055,
3.00%, 11/1/26	336	342
Pool #J17232,
3.00%, 11/1/26	340	347
Pool #J17932,
3.00%, 3/1/27	534	544
Pool #J20834,
2.50%, 10/1/27	689	692
Pool #J21601,
2.50%, 12/1/27	2,281	2,292
Pool #J22069,
2.50%, 1/1/28	167	168
Pool #J22986,
2.50%, 3/1/28	1,394	1,400
Pool #J23813,
2.00%, 5/1/28	1,199	1,174
Pool #J30435,
3.00%, 1/1/30	740	755
Pool #J31371,
2.50%, 4/1/30	963	962
Pool #J32223,
2.50%, 7/1/30	710	710
Pool #J32244,
3.00%, 7/1/30	2,467	2,516
Pool #J34252,
3.50%, 4/1/31	167	174
Pool #K90071,
3.00%, 2/1/33	1,048	1,055
Pool #K90641,
3.50%, 6/1/33	155	161
Pool #K90791,
3.00%, 7/1/33	453	462
Pool #K91490,
3.50%, 1/1/34	888	924
Pool #K92325,
3.00%, 1/1/35	638	649
Pool #Q02211,
4.50%, 7/1/41	510	549
Pool #Q02605,
4.50%, 8/1/41	1,227	1,309
Pool #Q03085,
4.00%, 9/1/41	257	269
Pool #Q04649,
3.50%, 11/1/41	313	323
Pool #Q08894,
3.50%, 6/1/42	831	860
Pool #Q09009,
4.00%, 6/1/42	1,758	1,856
Pool #Q10389,
3.50%, 8/1/42	1,413	1,466
Pool #Q10438,
3.50%, 8/1/42	1,314	1,356
Pool #Q14324,
3.00%, 1/1/43	1,450	1,458
Pool #Q14676,
3.00%, 1/1/43	914	919
Pool #Q15438,
3.00%, 2/1/43	1,277	1,284
Pool #Q15843,
3.00%, 2/1/43	424	426
Pool #Q18305,
3.50%, 5/1/43	2,298	2,371
Pool #Q18339,
3.00%, 5/1/43	435	438
Pool #Q19697,
3.00%, 6/1/43	1,037	1,041
Pool #Q19909,
3.00%, 7/1/43	825	829
Pool #Q20550,
3.00%, 8/1/43	1,349	1,356
Pool #Q21320,
3.50%, 8/1/43	562	580
Pool #Q24954,
4.00%, 2/1/44	881	931
Pool #Q27352,
3.50%, 7/1/44	2,923	3,016
Pool #Q27353,
4.00%, 7/1/44	2,476	2,613

NORTHERN FUNDS QUARTERLY REPORT    59    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7%(10) continued
Freddie Mac Gold - 7.8% continued
Pool #Q29640,
4.00%, 11/1/44	$797	$841
Pool #Q36759,
3.50%, 10/1/45	1,583	1,636
Pool #Q37471,
4.00%, 11/1/45	1,098	1,148
Pool #Q37986,
3.50%, 12/1/45	816	842
Pool #Q40841,
3.00%, 6/1/46	1,247	1,249
Pool #Q43876,
3.00%, 10/1/46	1,177	1,178
Pool #Q44663,
3.00%, 11/1/46	1,716	1,718
Pool #Q45095,
3.50%, 12/1/46	3,486	3,585
Pool #Q48874,
3.50%, 6/1/47	392	404
Pool #Q50031,
8/1/47(11)	1,388	1,430
Pool #Q50962,
3.50%, 9/1/47	1,776	1,827
Pool #Q52115,
3.50%, 11/1/47	749	770
Pool #Q52319,
11/1/47(11)	1,585	1,630
Pool #V60268,
3.00%, 9/1/28	1,259	1,285
Pool #V60886,
2.50%, 8/1/30	330	330
Pool #V60902,
2.50%, 8/1/30	249	248
Pool #V61151,
2.50%, 5/1/31	943	942
Pool #V61347,
2.50%, 10/1/31	939	938
Pool #V80003,
3.00%, 4/1/43	1,922	1,933
Pool #V80004,
3.00%, 4/1/43	528	531
Pool #V80058,
3.00%, 5/1/43	843	848
Pool TBA,
1/18/32(11)	4,100	4,141
1/18/47(11)	9,000	9,336

		205,244

Government National Mortgage Association I - 1.0%
Pool #510835,
5.50%, 2/15/35	34	38
Pool #553463,
3.50%, 1/15/42	849	881
Pool #597889,
5.50%, 6/15/33	210	231
Pool #614169,
5.00%, 7/15/33	60	65
Pool #616879,
3.50%, 2/15/42	598	623
Pool #617739,
6.00%, 10/15/37	14	16
Pool #634431,
6.00%, 9/15/34	19	21
Pool #641416,
5.50%, 4/15/35	155	172
Pool #646341,
6.00%, 11/15/36	44	49
Pool #648538,
5.00%, 12/15/35	64	69
Pool #651753,
5.50%, 3/15/36	14	16
Pool #658560,
6.50%, 8/15/36	25	27
Pool #670030,
3.00%, 7/15/45	799	806
Pool #675211,
6.50%, 3/15/38	12	13
Pool #675484,
5.50%, 6/15/38	87	96
Pool #676360,
6.50%, 10/15/37	9	11
Pool #682899,
6.00%, 9/15/40	183	210
Pool #687824,
5.50%, 8/15/38	135	148
Pool #687900,
5.00%, 9/15/38	170	184

FIXED INCOME INDEX FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7%(10) continued
Government National Mortgage Association I - 1.0% continued
Pool #687901,
5.00%, 9/15/38	$99	$107
Pool #692309,
6.00%, 1/15/39	68	77
Pool #697645,
5.50%, 10/15/38	44	49
Pool #698236,
5.00%, 6/15/39	376	408
Pool #698336,
4.50%, 5/15/39	413	434
Pool #699277,
6.00%, 9/15/38	19	21
Pool #700918,
5.50%, 11/15/38	137	150
Pool #700972,
5.50%, 11/15/38	30	34
Pool #701196,
6.00%, 10/15/38	21	23
Pool #703677,
5.50%, 6/15/39	146	160
Pool #704185,
5.50%, 1/15/39	34	38
Pool #704514,
4.50%, 5/15/39	697	745
Pool #704624,
4.50%, 7/15/39	2,013	2,159
Pool #717175,
4.50%, 6/15/39	409	438
Pool #719262,
5.00%, 8/15/40	187	204
Pool #720065,
4.50%, 6/15/39	1,329	1,422
Pool #720202,
4.50%, 7/15/39	321	343
Pool #723231,
4.00%, 10/15/39	289	302
Pool #723339,
5.00%, 9/15/39	190	208
Pool #726085,
4.00%, 11/15/24	152	158
Pool #728629,
4.50%, 1/15/40	633	674
Pool #733663,
4.50%, 5/15/40	1,511	1,613
Pool #736768,
3.00%, 11/15/42	1,104	1,117
Pool #737286,
4.50%, 5/15/40	520	557
Pool #737416,
3.50%, 9/15/25	108	112
Pool #738134,
3.50%, 4/15/26	226	235
Pool #738247,
4.50%, 4/15/41	243	259
Pool #745215,
4.00%, 7/15/25	103	107
Pool #747643,
4.50%, 8/15/40	810	856
Pool #760874,
3.50%, 2/15/26	181	187
Pool #768800,
4.50%, 6/15/41	124	133
Pool #773939,
4.00%, 11/15/41	603	632
Pool #778957,
3.50%, 3/15/42	742	773
Pool #781939,
6.00%, 7/15/34	285	322
Pool #782131,
5.50%, 12/15/36	61	67
Pool #782150,
5.50%, 4/15/37	72	80
Pool #782259,
5.00%, 2/15/36	134	145
Pool #782272,
5.50%, 2/15/38	132	146
Pool #782498,
6.00%, 12/15/38	64	72
Pool #782565,
5.00%, 2/15/39	1,453	1,576
Pool #782584,
5.00%, 3/15/39	95	103
Pool #782675,
4.50%, 6/15/24	104	110

NORTHERN FUNDS QUARTERLY REPORT    61    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7%(10) continued
Government National Mortgage Association I - 1.0% continued
Pool #782696,
5.00%, 6/15/39	$334	$363
Pool #782831,
6.00%, 12/15/39	44	49
Pool #783176,
4.00%, 11/15/40	774	812
Pool #783467,
4.00%, 10/15/41	2,444	2,565
Pool #783740,
2.50%, 12/15/27	293	295
Pool #AA5391,
3.50%, 6/15/42	52	54
Pool #AA6089,
3.00%, 2/15/43	486	492
Pool #AB2761,
3.50%, 8/15/42	200	207
Pool #AB2891,
3.00%, 9/15/42	285	288
Pool #AD8781,
3.00%, 3/15/43	421	426
Pool #AD9016,
3.00%, 4/15/43	510	517
Pool #AL1763,
3.50%, 1/15/45	306	316

		27,416

Government National Mortgage Association II - 6.9%
Pool #3570,
6.00%, 6/20/34	57	65
Pool #3665,
5.50%, 1/20/35	165	182
Pool #3852,
6.00%, 5/20/36	27	30
Pool #3879,
6.00%, 7/20/36	83	94
Pool #3910,
6.00%, 10/20/36	40	44
Pool #3994,
5.00%, 6/20/37	27	29
Pool #4018,
6.50%, 8/20/37	98	115
Pool #4026,
5.00%, 9/20/37	37	40
Pool #4027,
5.50%, 9/20/37	20	22
Pool #4040,
6.50%, 10/20/37	20	24
Pool #4098,
5.50%, 3/20/38	123	134
Pool #4116,
6.50%, 4/20/38	46	54
Pool #4170,
6.00%, 6/20/38	95	107
Pool #4194,
5.50%, 7/20/38	229	251
Pool #4243,
5.00%, 9/20/38	51	55
Pool #4244,
5.50%, 9/20/38	65	71
Pool #4245,
6.00%, 9/20/38	36	40
Pool #4269,
6.50%, 10/20/38	47	54
Pool #4290,
5.50%, 11/20/38	43	47
Pool #4344,
6.00%, 1/20/39	77	86
Pool #4345,
6.50%, 1/20/39	52	59
Pool #4425,
5.50%, 4/20/39	142	155
Pool #4559,
5.00%, 10/20/39	310	338
Pool #4561,
6.00%, 10/20/39	179	204
Pool #4617,
4.50%, 1/20/40	95	101
Pool #4619,
5.50%, 1/20/40	304	333
Pool #4713,
4.50%, 6/20/40	278	295
Pool #4747,
5.00%, 7/20/40	243	264
Pool #4881,
3.50%, 12/20/40	1,011	1,051

FIXED INCOME INDEX FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7%(10) continued
Government National Mortgage Association II - 6.9% continued
Pool #4882,
4.00%, 12/20/40	$2,332	$2,455
Pool #4923,
4.50%, 1/20/41	224	237
Pool #5050,
4.00%, 5/20/26	188	196
Pool #5081,
4.00%, 6/20/41	369	388
Pool #5082,
4.50%, 6/20/41	391	414
Pool #5083,
5.00%, 6/20/41	1,515	1,647
Pool #5114,
4.00%, 7/20/41	1,498	1,577
Pool #5141,
5.00%, 8/20/41	205	223
Pool #5175,
4.50%, 9/20/41	210	223
Pool #5176,
5.00%, 9/20/41	1,026	1,116
Pool #5202,
3.50%, 10/20/41	578	601
Pool #5203,
4.00%, 10/20/41	365	385
Pool #5232,
3.50%, 11/20/41	1,099	1,143
Pool #5264,
5.50%, 12/20/41	27	29
Pool #5280,
4.00%, 1/20/42	403	424
Pool #5304,
3.50%, 2/20/42	409	425
Pool #5317,
5.50%, 2/20/42	198	219
Pool #5326,
3.00%, 3/20/27	556	570
Pool #5331,
3.50%, 3/20/42	659	685
Pool #626951,
3.00%, 6/20/45	726	734
Pool #737602,
4.00%, 11/20/40	419	445
Pool #752757,
4.50%, 11/20/40	546	587
Pool #755677,
4.00%, 12/20/40	314	329
Pool #766711,
4.00%, 5/20/42	1,517	1,594
Pool #782433,
6.00%, 10/20/38	141	159
Pool #783976,
3.50%, 4/20/43	4,712	4,897
Pool #784345,
3.50%, 7/20/47	1,063	1,103
Pool #AA5970,
3.00%, 1/20/43	1,493	1,513
Pool #AA6054,
3.00%, 2/20/43	2,148	2,173
Pool #AA6149,
3.00%, 3/20/43	1,507	1,524
Pool #AA6160,
3.50%, 3/20/43	549	570
Pool #AA6243,
3.50%, 4/20/43	208	215
Pool #AB9443,
3.50%, 11/20/42	816	845
Pool #AD1755,
3.50%, 2/20/43	902	938
Pool #AD8825,
3.50%, 3/20/43	534	555
Pool #AF5097,
4.00%, 8/20/43	1,572	1,649
Pool #AJ0645,
3.50%, 7/20/44	532	552
Pool #AJ0789,
3.50%, 8/20/45	4,038	4,186
Pool #AJ3643,
4.00%, 10/20/44	997	1,047
Pool #AK6867,
3.50%, 1/20/45	2,817	2,921
Pool #AO7525,
3.50%, 8/20/45	2,501	2,593
Pool #AO7682,
4.00%, 8/20/45	1,026	1,084

NORTHERN FUNDS QUARTERLY REPORT    63    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7%(10) continued
Government National Mortgage Association II - 6.9% continued
Pool #BB6965,
3.50%, 7/20/47	$496	$516
Pool #MA0006,
2.50%, 4/20/27	204	205
Pool #MA0022,
3.50%, 4/20/42	662	688
Pool #MA0088,
3.50%, 5/20/42	1,489	1,547
Pool #MA0220,
3.50%, 7/20/42	775	806
Pool #MA0318,
3.50%, 8/20/42	1,442	1,498
Pool #MA0321,
5.00%, 8/20/42	381	412
Pool #MA0391,
3.00%, 9/20/42	3,023	3,064
Pool #MA0392,
3.50%, 9/20/42	623	647
Pool #MA0698,
3.00%, 1/20/43	721	731
Pool #MA0850,
2.50%, 3/20/43	262	258
Pool #MA0851,
3.00%, 3/20/43	1,054	1,069
Pool #MA0852,
3.50%, 3/20/43	1,253	1,302
Pool #MA0933,
3.00%, 4/20/43	1,297	1,315
Pool #MA0934,
3.50%, 4/20/43	424	441
Pool #MA1011,
3.00%, 5/20/43	1,247	1,265
Pool #MA1012,
3.50%, 5/20/43	1,119	1,163
Pool #MA1064,
2.50%, 6/20/28	734	737
Pool #MA1089,
3.00%, 6/20/43	1,340	1,359
Pool #MA1224,
3.50%, 8/20/43	1,002	1,041
Pool #MA1285,
3.50%, 9/20/43	572	594
Pool #MA1839,
4.00%, 4/20/44	338	356
Pool #MA1920,
4.00%, 5/20/44	366	384
Pool #MA2224,
4.00%, 9/20/44	1,945	2,042
Pool #MA2444,
3.00%, 12/20/44	285	288
Pool #MA2521,
3.50%, 1/20/45	1,157	1,198
Pool #MA2522,
4.00%, 1/20/45	413	433
Pool #MA2677,
3.00%, 3/20/45	629	636
Pool #MA2753,
3.00%, 4/20/45	1,641	1,658
Pool #MA2754,
3.50%, 4/20/45	689	714
Pool #MA2891,
3.00%, 6/20/45	1,775	1,793
Pool #MA2892,
3.50%, 6/20/45	609	630
Pool #MA2935,
3.00%, 7/20/30	1,025	1,052
Pool #MA2960,
3.00%, 7/20/45	1,361	1,375
Pool #MA3034,
3.50%, 8/20/45	1,717	1,778
Pool #MA3104,
3.00%, 9/20/45	1,808	1,826
Pool #MA3106,
4.00%, 9/20/45	1,598	1,675
Pool #MA3172,
3.00%, 10/20/45	356	360
Pool #MA3173,
3.50%, 10/20/45	7,257	7,513
Pool #MA3174,
4.00%, 10/20/45	862	904
Pool #MA3244,
3.50%, 11/20/45	1,302	1,348
Pool #MA3245,
4.00%, 11/20/45	3,083	3,231

FIXED INCOME INDEX FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7%(10) continued
Government National Mortgage Association II - 6.9% continued
Pool #MA3310,
3.50%, 12/20/45	$2,771	$2,869
Pool #MA3378,
4.50%, 1/20/46	1,755	1,853
Pool #MA3521,
3.50%, 3/20/46	2,582	2,673
Pool #MA3522,
4.00%, 3/20/46	726	763
Pool #MA3596,
3.00%, 4/20/46	1,547	1,563
Pool #MA3597,
3.50%, 4/20/46	2,595	2,686
Pool #MA3662,
3.00%, 5/20/46	2,446	2,470
Pool #MA3663,
3.50%, 5/20/46	1,589	1,644
Pool #MA3664,
4.00%, 5/20/46	709	743
Pool #MA3735,
3.00%, 6/20/46	2,952	2,982
Pool #MA3736,
3.50%, 6/20/46	2,075	2,147
Pool #MA3777,
2.50%, 7/20/31	246	247
Pool #MA3778,
3.00%, 7/20/31	317	325
Pool #MA3802,
3.00%, 7/20/46	3,450	3,485
Pool #MA3803,
3.50%, 7/20/46	3,081	3,188
Pool #MA3873,
3.00%, 8/20/46	1,320	1,333
Pool #MA3874,
3.50%, 8/20/46	1,407	1,456
Pool #MA3936,
3.00%, 9/20/46	2,961	2,991
Pool #MA4002,
2.50%, 10/20/46	183	179
Pool #MA4003,
3.00%, 10/20/46	1,962	1,982
Pool #MA4067,
2.50%, 11/20/46	1,394	1,362
Pool #MA4101,
2.50%, 12/20/31	177	178
Pool #MA4125,
2.50%, 12/20/46	94	91
Pool #MA4261,
3.00%, 2/20/47	3,079	3,110
Pool #MA4322,
4.00%, 3/20/47	1,098	1,146
Pool #MA4382,
3.50%, 4/20/47	750	776
Pool #MA4509,
3.00%, 6/20/47	3,098	3,129
Pool #MA4512,
4.50%, 6/20/47	1,871	1,965
Pool #MA4624,
3.00%, 8/20/32	290	298
Pool #MA4652,
3.50%, 8/20/47	3,059	3,166
Pool #MA4778,
3.50%, 10/20/47	3,105	3,213
Pool #MA4838,
4.00%, 11/20/47	499	523
Pool #MA4900,
12/20/47(11)	1,800	1,863
Pool TBA,
1/18/47(11)	23,100	23,705

		183,470

Tennessee Valley Authority - 0.1%
5.25%, 9/15/39	1,650	2,226

Total U.S. Government Agencies (Cost $786,396)		785,699

U.S. GOVERNMENT OBLIGATIONS - 35.3%
U.S. Treasury Bonds - 7.5%
8.75%, 8/15/20	450	528
6.25%, 8/15/23	6,550	7,934
7.63%, 2/15/25	165	222
6.00%, 2/15/26	9,750	12,362
6.13%, 11/15/27	9,000	11,929
6.25%, 5/15/30	6,000	8,435
5.38%, 2/15/31	4,000	5,315
4.50%, 2/15/36	475	612
4.38%, 2/15/38	1,890	2,416

NORTHERN FUNDS QUARTERLY REPORT    65    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 35.3% continued
U.S. Treasury Bonds - 7.5% continued
4.50%, 5/15/38	$1,700	$2,209
3.50%, 2/15/39	6,000	6,853
4.25%, 5/15/39	4,250	5,372
4.50%, 8/15/39	6,000	7,838
4.38%, 11/15/39	7,000	9,007
4.63%, 2/15/40	5,250	6,981
4.38%, 5/15/40	1,000	1,289
3.75%, 8/15/41	4,000	4,740
3.13%, 2/15/42	2,000	2,150
2.75%, 8/15/42	2,500	2,517
3.38%, 5/15/44	5,000	5,611
3.00%, 11/15/44	7,000	7,352
2.50%, 2/15/45	4,000	3,813
3.00%, 5/15/45	13,000	13,653
3.00%, 11/15/45	28,000	29,405
2.50%, 5/15/46	8,000	7,610
2.25%, 8/15/46	5,000	4,510
2.88%, 11/15/46	5,000	5,129
3.00%, 5/15/47	8,000	8,411
2.75%, 8/15/47	10,000	10,013
2.75%, 11/15/47	5,000	5,008

		199,224

U.S. Treasury Notes - 27.8%
3.75%, 11/15/18	2,300	2,339
1.50%, 12/31/18	10,000	9,968
1.13%, 1/15/19	5,000	4,964
0.75%, 2/15/19	5,000	4,940
2.75%, 2/15/19	18,000	18,179
1.13%, 2/28/19	20,000	19,836
1.38%, 2/28/19	4,000	3,978
1.50%, 2/28/19	5,000	4,980
1.25%, 4/30/19	20,000	19,841
1.63%, 4/30/19	10,000	9,969
0.88%, 6/15/19	10,000	9,860
1.63%, 6/30/19	10,000	9,965
0.88%, 7/31/19	2,000	1,970
1.38%, 7/31/19	1,000	993
1.63%, 7/31/19	10,000	9,963
3.63%, 8/15/19	18,000	18,501
1.75%, 9/30/19	30,000	29,932
1.00%, 11/15/19	1,000	984
3.38%, 11/15/19	16,000	16,440
1.63%, 12/31/19	2,500	2,487
3.63%, 2/15/20	5,000	5,179
1.38%, 3/31/20	2,280	2,253
1.13%, 4/30/20	3,000	2,947
3.50%, 5/15/20	5,000	5,183
1.38%, 5/31/20	15,000	14,808
1.50%, 5/31/20	20,000	19,803
1.50%, 6/15/20	20,000	19,799
2.63%, 8/15/20	3,000	3,052
1.63%, 10/15/20	25,000	24,778
2.63%, 11/15/20	3,000	3,054
1.63%, 11/30/20	10,000	9,900
1.75%, 12/31/20	10,000	9,931
1.38%, 1/31/21	10,000	9,809
3.63%, 2/15/21	12,000	12,584
1.13%, 2/28/21	29,000	28,201
1.38%, 5/31/21	12,000	11,730
1.13%, 6/30/21	20,000	19,369
2.13%, 6/30/21	1,740	1,743
2.13%, 8/15/21	36,000	36,052
2.00%, 11/15/21	700	698
1.88%, 1/31/22	1,500	1,484
1.88%, 3/31/22	10,000	9,887
1.75%, 6/30/22	100,000	98,191
1.63%, 8/15/22	9,000	8,790
1.75%, 9/30/22	3,925	3,846
2.13%, 12/31/22	5,000	4,979
1.50%, 2/28/23	10,000	9,650
1.63%, 4/30/23	20,000	19,390
1.63%, 5/31/23	1,000	969
2.75%, 11/15/23	5,000	5,135
2.50%, 5/15/24	20,000	20,226
2.00%, 6/30/24	25,000	24,522
2.38%, 8/15/24	9,000	9,029
2.25%, 11/15/24	3,000	2,985
2.25%, 11/15/25	9,525	9,441
1.63%, 2/15/26	29,660	28,010
1.63%, 5/15/26	5,000	4,709
2.25%, 8/15/27	15,000	14,789
2.25%, 11/15/27	20,000	19,718

		736,712

Total U.S. Government Obligations (Cost $928,709)		935,936

FIXED INCOME INDEX FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.8%
Arizona - 0.0%
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	$110	$132

California - 0.3%
Bay Area Toll Bridge Authority Revenue Bonds, Build America Bonds,
6.26%, 4/1/49	425	628
Bay Area Toll Bridge Authority Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	237
Bay Area Toll Bridge Authority Taxable Revenue Bonds, Series S3, Build America Bonds,
6.91%, 10/1/50	150	237
California State G.O. Unlimited Bonds, Build America Bonds,
7.70%, 11/1/30	135	155
7.30%, 10/1/39	920	1,372
7.63%, 3/1/40	405	634
7.60%, 11/1/40	400	639
California State Various Purpose Taxable G.O. Unlimited Bonds,
6.20%, 3/1/19	200	210
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	585	921
East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	402
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	233
Los Angeles Department of Airports Direct Pay Revenue Bonds, Build America Bonds,
6.58%, 5/15/39	250	331
Los Angeles Unified School District G.O. Unlimited Bonds, Series RY, Build America Bonds,
6.76%, 7/1/34	290	401
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	335	427
Metropolitan Water District of Southern California Revenue Bonds, Issuer Subseries A, Build America Bonds,
6.95%, 7/1/40	100	111
San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds,
6.14%, 5/1/49	100	141
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	112
University of California Revenue Bonds, Build America Bonds,
5.95%, 5/15/45	150	196

		7,387

Connecticut - 0.0%
Connecticut State Taxable G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	361

District of Columbia - 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	30	37

Florida - 0.0%
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
2.11%, 7/1/18	500	500

Georgia - 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,
6.66%, 4/1/57	100	126
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,
6.64%, 4/1/57	70	90
7.06%, 4/1/57	300	369

		585

NORTHERN FUNDS QUARTERLY REPORT    67    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.8% continued
Illinois - 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,
6.90%, 12/1/40	$300	$407
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	182
Illinois State Taxable G.O. Unlimited Bonds,
5.67%, 3/1/18	300	302
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	705	704

		1,595

Massachusetts - 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	287
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	127

		414

Mississippi - 0.0%
Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	120

Nevada - 0.0%
Clark County Airport Revenue Bonds, Series B, Build America Bonds,
6.88%, 7/1/42	355	381
Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,
6.82%, 7/1/45	200	312

		693

New Jersey - 0.1%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	265
New Jersey State Transportation Trust Fund Authority Taxable Revenue Bonds, Series C, Build America Bonds,
6.10%, 12/15/28	300	315
New Jersey State Turnpike Authority Taxable Revenue Bonds, Series F, Build America Bonds,
7.41%, 1/1/40	125	193
Rutgers State University Revenue Bonds, Build America Bonds,
5.67%, 5/1/40	145	178

		951

New York - 0.1%
Metropolitan Transportation Authority Dedicated Tax Fund Taxable Revenue Bonds, Build America Bonds,
7.34%, 11/15/39	75	116
Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds,
6.69%, 11/15/40	100	141
6.81%, 11/15/40	60	86
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	273
5.72%, 6/15/42	250	339
New York City Transitional Finance Authority Future Tax Secured Taxable Revenue Bonds, Build America Bonds,
5.77%, 8/1/36	300	377
New York G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	126
5.85%, 6/1/40	85	112
New York State Dormitory Authority Personal Income Taxable Revenue Bonds, Series F, Build America Bonds,
5.63%, 3/15/39	75	94

FIXED INCOME INDEX FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 0.8% continued
New York - 0.1% continued
New York State Dormitory Authority Personal Income TRB, Build America Bonds,
5.60%, 3/15/40	$250	$321
New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,
5.77%, 3/15/39	100	122
New York Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds,
6.65%, 12/1/31	225	252
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,
5.65%, 11/1/40	350	459
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds,
5.65%, 11/1/40	200	262
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,
4.93%, 10/1/51	250	309

		3,389

Ohio - 0.1%
American Municipal Power-Ohio, Inc. Revenue Bonds, Issuer Subseries B, Build America Bonds,
6.45%, 2/15/44	200	275
American Municipal Power-Ohio, Inc. Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	511
Northeast Regional Sewer District Improvement Taxable Revenue Bonds, Build America Bonds,
6.04%, 11/15/40	145	160
Ohio State University Revenue Bonds, Series C, Build America Bonds,
4.91%, 6/1/40	190	230
Ohio State University Taxable Revenue Bonds, Series A,
4.80%, 6/1/11(6)	200	224
Ohio State Water Quality Development Authority Pollution Control Taxable Revenue Bonds, Series B-2, Loan Fund,
4.88%, 12/1/34	90	104

		1,504

Oregon - 0.0%
Oregon State Department of Transportation Highway User Taxable Revenue Bonds, Series A, Subordinate Lien, Build America Bonds,
5.83%, 11/15/34	200	258

Pennsylvania - 0.0%
State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	224

Tennessee - 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,
6.73%, 7/1/43	100	138

Texas - 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	225
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF-Gtd.),
6.45%, 2/15/35	200	223
Houston Pension Taxable G.O. Limited Refunding Bonds, Series A,
6.29%, 3/1/32	280	330
North Texas Tollway Authority Revenue Bonds, Series B, Build America Bonds,
6.72%, 1/1/49	125	190
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	269

NORTHERN FUNDS QUARTERLY REPORT    69    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.8% continued
Texas - 0.1% continued
Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	$200	$263
Texas State Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,
5.18%, 4/1/30	300	361
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	120

		1,981

Utah - 0.0%
Utah State G.O. Unlimited Bonds, Series B, Build America Bonds,
3.54%, 7/1/25	95	99

Washington - 0.0%
Central Puget Sound Regional Transportation Authority Sales & TRB, Build America Bonds,
5.49%, 11/1/39	80	102
Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds,
6.79%, 7/1/40	100	130
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	100	126

		358

Total Municipal Bonds (Cost $16,354)		20,726

	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0%
Escrow Lehman Brothers Holdings Capital Trust VII(12) (13)	50,000	$—

Total Other (Cost $39)		—

INVESTMENT COMPANIES - 2.7%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(14) (15)	72,266,339	72,266

Total Investment Companies (Cost $72,266)		72,266

Total Investments - 101.6% (Cost $2,652,383)		2,691,011

Liabilities less Other Assets - (1.6%)		(41,387)

NET ASSETS - 100.0%		$2,649,624

(1)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(2)	Variable rate security. Rate as of December 31, 2017 is disclosed.
(3)	Step coupon bond. Rate as of December 31, 2017 is disclosed.
(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(5)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(6)	Century bond maturing in 2111.
(7)	Century bond maturing in 2114.
(8)	Century bond maturing in 2112.
(9)	Zero coupon bond.
(10)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(11)	When-Issued Security. Coupon rate is not in effect at December 31, 2017.
(12)	Issuer has defaulted on terms of debt obligation.
(13)	Level 3 asset that is worthless, bankrupt or has been delisted.
(14)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(15)	7-day current yield as of December 31, 2017 is disclosed.

Percentages shown are based on Net Assets.

FIXED INCOME INDEX FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

At December 31, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	42.6%
U.S. Agency	21.3
AAA	4.0
AA	3.3
A	12.9
BBB	13.2
Cash Equivalents	2.7

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$44,248	$—	$44,248
Corporate Bonds(1)	—	615,040	—	615,040
Foreign Issuer Bonds(1)	—	217,096	—	217,096
U.S. Government Agencies(1)	—	785,699	—	785,699
U.S. Government Obligations(1)	—	935,936	—	935,936
Municipal Bonds(1)	—	20,726	—	20,726
Investment Companies	72,266	—	—	72,266

Total Investments	$72,266	$2,618,745	$—	$2,691,011

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

NORTHERN FUNDS QUARTERLY REPORT    71    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued	DECEMBER 31, 2017 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio*	$62,917	$303,897	$366,814	$291	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	$117,195	$44,929	$115	$72,266	72,266

Total	$62,917	$421,092	$411,743	$406	$72,266	72,266

*	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

FHLMC - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

PSF - Permanent School Fund

TBA - To Be Announced

TRB - Tax Revenue Bonds

USD - United States Dollar

FIXED INCOME INDEX FUNDS     72    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND	DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.7%
U.S. Treasury Bonds - 17.4%
6.00%, 2/15/26	$10	$13
6.50%, 11/15/26	75	100
6.38%, 8/15/27	115	154
6.13%, 11/15/27	75	99
5.50%, 8/15/28	150	193
5.25%, 11/15/28	100	127
6.13%, 8/15/29	50	69
6.25%, 5/15/30	175	246
5.38%, 2/15/31	200	266
4.50%, 2/15/36	190	245
4.75%, 2/15/37	25	33
5.00%, 5/15/37	100	137
4.38%, 2/15/38	50	64
4.50%, 5/15/38	95	123
3.50%, 2/15/39	210	240
4.25%, 5/15/39	100	126
4.50%, 8/15/39	175	229
4.38%, 11/15/39	150	193
4.63%, 2/15/40	185	246
4.38%, 5/15/40	190	245
3.88%, 8/15/40	200	241
4.25%, 11/15/40	275	349
4.75%, 2/15/41	195	265
4.38%, 5/15/41	190	246
3.75%, 8/15/41	250	296
3.13%, 11/15/41	195	210
3.13%, 2/15/42	200	215
3.00%, 5/15/42	255	268
2.75%, 8/15/42	180	181
2.75%, 11/15/42	415	418
3.13%, 2/15/43	255	274
2.88%, 5/15/43	525	540
3.63%, 8/15/43	400	467
3.75%, 11/15/43	480	572
3.63%, 2/15/44	400	467
3.38%, 5/15/44	600	673
3.13%, 8/15/44	625	672
3.00%, 11/15/44	605	635
2.50%, 2/15/45	400	381
3.00%, 5/15/45	550	578
2.88%, 8/15/45	425	436
3.00%, 11/15/45	580	609
2.50%, 2/15/46	600	571
2.50%, 5/15/46	475	452
2.25%, 8/15/46	475	428
2.88%, 11/15/46	450	462
3.02%, 2/15/47	400	421
3.00%, 5/15/47	500	526
2.75%, 8/15/47	450	450
2.75%, 11/15/47	300	300

		15,751

U.S. Treasury Notes - 82.3%
1.13%, 1/15/19	300	298
1.13%, 1/31/19	400	397
1.25%, 1/31/19	350	348
1.50%, 1/31/19	450	448
0.75%, 2/15/19	400	395
2.75%, 2/15/19	150	152
1.13%, 2/28/19	250	248
1.38%, 2/28/19	300	298
1.50%, 2/28/19	400	398
1.00%, 3/15/19	300	297
1.25%, 3/31/19	150	149
1.50%, 3/31/19	200	199
1.63%, 3/31/19	350	349
0.88%, 4/15/19	300	296
1.25%, 4/30/19	300	298
1.63%, 4/30/19	550	548
0.88%, 5/15/19	200	197
3.13%, 5/15/19	500	509
1.13%, 5/31/19	150	149
1.25%, 5/31/19	400	397
1.50%, 5/31/19	350	348
0.88%, 6/15/19	150	148
1.25%, 6/30/19	350	347
1.63%, 6/30/19	550	548
0.75%, 7/15/19	400	393
0.88%, 7/31/19	115	113
1.38%, 7/31/19	350	347
1.63%, 7/31/19	400	399
0.75%, 8/15/19	450	442
3.63%, 8/15/19	300	308
1.00%, 8/31/19	175	173
1.25%, 8/31/19	500	495
1.63%, 8/31/19	250	249
0.88%, 9/15/19	250	246

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.7% continued
U.S. Treasury Notes - 82.3% continued
1.00%, 9/30/19	$175	$172
1.38%, 9/30/19	300	297
1.75%, 9/30/19	500	499
1.00%, 10/15/19	500	492
1.50%, 10/31/19	700	695
1.00%, 11/15/19	275	271
3.38%, 11/15/19	400	411
1.00%, 11/30/19	355	349
1.50%, 11/30/19	500	496
1.75%, 11/30/19	300	299
1.38%, 12/15/19	250	248
1.13%, 12/31/19	400	394
1.63%, 12/31/19	350	348
1.88%, 12/31/19	250	250
1.38%, 1/15/20	400	396
1.25%, 1/31/20	400	395
1.38%, 1/31/20	350	346
1.38%, 2/15/20	450	445
3.63%, 2/15/20	500	518
1.25%, 2/29/20	350	345
1.38%, 2/29/20	150	148
1.63%, 3/15/20	250	249
1.13%, 3/31/20	250	246
1.38%, 3/31/20	200	198
1.50%, 4/15/20	100	99
1.13%, 4/30/20	550	540
1.38%, 4/30/20	500	494
1.50%, 5/15/20	300	297
3.50%, 5/15/20	350	363
1.38%, 5/31/20	300	296
1.50%, 5/31/20	350	347
1.50%, 6/15/20	350	346
1.63%, 6/30/20	550	546
1.50%, 7/15/20	350	346
1.63%, 7/31/20	600	595
2.00%, 7/31/20	200	200
1.50%, 8/15/20	250	247
2.63%, 8/15/20	300	305
1.38%, 8/31/20	450	443
2.13%, 8/31/20	335	337
1.38%, 9/15/20	250	246
1.38%, 9/30/20	700	689
1.63%, 10/15/20	500	496
1.38%, 10/31/20	305	300
1.75%, 10/31/20	380	378
1.75%, 11/15/20	500	497
2.63%, 11/15/20	585	596
1.63%, 11/30/20	500	495
2.00%, 11/30/20	325	325
1.88%, 12/15/20	250	249
1.75%, 12/31/20	265	263
2.38%, 12/31/20	500	506
1.38%, 1/31/21	325	319
2.13%, 1/31/21	175	176
3.63%, 2/15/21	550	577
1.13%, 2/28/21	450	438
2.00%, 2/28/21	390	390
1.25%, 3/31/21	400	390
2.25%, 3/31/21	350	352
1.38%, 4/30/21	300	294
2.25%, 4/30/21	375	378
3.13%, 5/15/21	475	491
1.38%, 5/31/21	400	391
2.00%, 5/31/21	350	349
1.13%, 6/30/21	350	339
2.13%, 6/30/21	350	351
1.13%, 7/31/21	300	290
2.25%, 7/31/21	325	327
2.13%, 8/15/21	500	501
1.13%, 8/31/21	500	483
2.00%, 8/31/21	250	249
1.13%, 9/30/21	350	338
2.13%, 9/30/21	350	350
1.25%, 10/31/21	350	339
2.00%, 10/31/21	400	398
2.00%, 11/15/21	475	474
1.75%, 11/30/21	600	592
1.88%, 11/30/21	250	248
2.00%, 12/31/21	500	497
2.13%, 12/31/21	475	475
1.50%, 1/31/22	250	244
1.88%, 1/31/22	500	495
2.00%, 2/15/22	425	423
1.75%, 2/28/22	250	246
1.88%, 2/28/22	500	495
1.75%, 3/31/22	260	256

FIXED INCOME INDEX FU6NDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.7% continued
U.S. Treasury Notes - 82.3% continued
1.88%, 3/31/22	$500	$494
1.75%, 4/30/22	450	442
1.88%, 4/30/22	250	247
1.75%, 5/15/22	375	369
1.75%, 5/31/22	400	393
1.88%, 5/31/22	300	297
1.75%, 6/30/22	600	589
2.13%, 6/30/22	350	349
1.88%, 7/31/22	400	395
2.00%, 7/31/22	450	447
1.63%, 8/15/22	350	342
1.63%, 8/31/22	350	341
1.88%, 8/31/22	575	567
1.75%, 9/30/22	395	387
1.88%, 9/30/22	300	296
1.88%, 10/31/22	375	370
2.00%, 10/31/22	300	297
1.63%, 11/15/22	555	541
2.00%, 11/30/22	1,000	991
2.13%, 12/31/22	525	523
1.75%, 1/31/23	475	464
2.00%, 2/15/23	475	470
1.50%, 2/28/23	450	434
1.50%, 3/31/23	200	193
1.63%, 4/30/23	325	315
1.75%, 5/15/23	725	707
1.63%, 5/31/23	200	194
1.38%, 6/30/23	350	334
1.25%, 7/31/23	500	474
2.50%, 8/15/23	300	304
1.38%, 8/31/23	250	238
1.38%, 9/30/23	350	333
1.63%, 10/31/23	450	434
2.75%, 11/15/23	600	616
2.13%, 11/30/23	450	446
2.25%, 12/31/23	250	250
2.25%, 1/31/24	400	399
2.75%, 2/15/24	550	564
2.13%, 2/29/24	400	396
2.13%, 3/31/24	250	247
2.00%, 4/30/24	350	344
2.50%, 5/15/24	725	733
2.00%, 5/31/24	400	393
2.00%, 6/30/24	350	343
2.13%, 7/31/24	350	346
2.38%, 8/15/24	725	727
1.88%, 8/31/24	350	341
2.13%, 9/30/24	300	296
2.25%, 10/31/24	450	448
2.25%, 11/15/24	850	846
2.13%, 11/30/24	500	493
2.25%, 12/31/24	350	348
2.00%, 2/15/25	775	758
2.13%, 5/15/25	900	886
2.00%, 8/15/25	800	780
2.25%, 11/15/25	795	788
1.63%, 2/15/26	800	756
1.63%, 5/15/26	750	706
1.50%, 8/15/26	720	670
2.00%, 11/15/26	750	726
2.25%, 2/15/27	800	790
2.38%, 5/15/27	750	748
2.25%, 8/15/27	850	838
2.25%, 11/15/27	500	493

		74,315

Total U.S. Government Obligations (Cost $90,096)		90,066

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.3%
Northern Institutional Funds - U.S. Government Portfolio, 1.09%(1) (2)	260,687	$261

Total Investment Companies (Cost $261)		261

Total Investments - 100.0% (Cost $90,357)		90,327

Other Assets less Liabilities - 0.0%		34

NET ASSETS - 100.0%		$90,361

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2017 is disclosed.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued	DECEMBER 31, 2017 (UNAUDITED)

At December 31, 2017, the quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	99.7
Cash Equivalents	0.3

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations(1)	$—	$90,066	$—	$90,066
Investment Companies	261	—	—	$261

Total Investments	$261	$90,066	$—	$90,327

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$805	$17,402	$17,946	$3	$261	261

FIXED INCOME INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0%
Arizona - 96.0%
Arizona Board of Regents State University System Revenue Bonds, Series A,
5.00%, 7/1/31	$550	$644
5.00%, 7/1/34	750	869
5.00%, 7/1/35	750	868
Arizona Board of Regents State University System Revenue Bonds, Series D,
5.00%, 7/1/26	500	602
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/35	1,000	1,171
5.00%, 7/1/41	1,000	1,167
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/28	2,560	3,094
5.00%, 7/1/31	2,000	2,431
Arizona Board of Regents University System Revenue Bonds, Series A,
5.00%, 6/1/21	500	524
Arizona Board of Regents University System Revenue Refunding Bonds,
5.00%, 6/1/33	1,710	2,041
Arizona State School Facilities Board COPS, Prerefunded,
5.25%, 9/1/18(1)	2,000	2,050
Coconino & Yavapai Counties Joint Unified School District No. 9 G.O. Unlimited Bonds, Series B, School Improvement Project of 2007 (AGC Insured),
5.00%, 7/1/22	1,345	1,413
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds,
5.00%, 7/1/26	1,150	1,408
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds, Prerefunded,
5.50%, 7/1/19(1)	1,000	1,058
Gilbert Public Facilities Municipal Property Corp. Revenue Refunding Bonds,
5.00%, 7/1/26	3,000	3,668
Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, Prerefunded,
6.00%, 7/1/18(1)	1,000	1,023
Goodyear Water & Sewer Revenue Bonds, Subordinate Lien Obligations (AGM Insured),
5.25%, 7/1/31	1,000	1,100
Greater Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail, Prerefunded,
5.00%, 8/1/18(1)	2,000	2,041
5.25%, 8/1/18(1)	1,005	1,027
Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series B, School Improvement Project of 2006, Prerefunded,
4.50%, 7/1/19(1)	1,190	1,241
Maricopa County Elementary School District No. 28 Kyrene G.O. Unlimited Bonds, Series B, School Improvement Project of 2010,
5.25%, 7/1/28(2)	940	1,103
5.50%, 7/1/29(2)	485	576
5.50%, 7/1/30(2)	375	445
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (AGM Insured),
5.25%, 7/1/18	225	229
Maricopa County IDA Revenue Bonds, Series A, Banner Health,
4.00%, 1/1/41	2,500	2,648
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
5.00%, 1/1/38	1,000	1,162
Maricopa County School District No. 3 Tempe Elementary G.O. Unlimited Bonds, Series A, School Improvement Project,
5.00%, 7/1/26	2,250	2,765
Maricopa County School District No. 6 Washington Elementary G.O. Unlimited Bonds, Series A,
5.00%, 7/1/25	1,000	1,203

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0% continued
Arizona - 96.0% continued
Maricopa County Unified School District No. 48 Scottsdale G.O. Unlimited Refunding Bonds,
5.00%, 7/1/27	$2,750	$3,428
5.00%, 7/1/28	1,830	2,269
4.00%, 7/1/31	2,000	2,238
Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2006,
5.00%, 7/1/27	1,000	1,017
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2011,
4.50%, 7/1/27	1,700	1,894
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/23	175	178
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A, School Improvement Project of 2015,
3.00%, 7/1/29	1,825	1,882
3.00%, 7/1/30	2,000	2,044
3.00%, 7/1/31	2,500	2,532
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010,
4.00%, 7/1/22	1,040	1,119
Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds,
5.00%, 7/1/26	400	476
Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement Projects of 2010 & 2014,
2.25%, 7/1/26	800	801
Maricopa County Union High School District No. 216 Agua Fria G.O. Unlimited Bonds, Series A, School Improvement Project of 2015,
3.00%, 7/1/24	250	264
Mesa Street & Highway Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/23	1,000	1,160
Mesa Utility System Revenue Bonds,
3.25%, 7/1/40	5,000	5,028
Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (AGC Insured),
5.50%, 7/1/21	1,000	1,058
5.00%, 7/1/23	1,000	1,050
Peoria G.O. Limited Refunding Bonds, Series B,
3.00%, 7/15/27	1,640	1,711
3.00%, 7/15/28	1,735	1,795
Peoria G.O. Unlimited Bonds, Series A,
3.00%, 7/15/28	600	621
Phoenix Civic Improvement Corp. Subordinated Excise Tax Revenue Refunding Bonds, Series A,
5.00%, 7/1/28	1,125	1,352
Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien,
5.50%, 7/1/20	1,690	1,724
5.50%, 7/1/21	1,080	1,102
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/39	1,000	1,159
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien, Prerefunded,
5.00%, 7/1/19(1)	530	557
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds,
5.00%, 7/1/30	1,200	1,454
Pima County Sewer Revenue Bonds, Series B, Prerefunded,
5.00%, 7/1/21(1)	1,000	1,110

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.0% continued
Arizona - 96.0% continued
Pima County Sewer System Revenue Bonds,
5.00%, 7/1/25	$1,000	$1,162
Pima County Sewer System Revenue Bonds (AGM Insured), Prerefunded,
5.00%, 7/1/20(1)	1,350	1,459
Pima County Street & Highway Revenue Bonds, Prerefunded,
4.00%, 7/1/19(1)	1,970	2,040
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,
5.00%, 7/1/24	1,005	1,158
Pinal County Community College District Revenue Bonds, Central Arizona Collage (BAM Insured),
5.00%, 7/1/27	250	302
5.00%, 7/1/28	175	210
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 7/1/22	1,000	1,127
Prescott Valley Municipal Property Corp. Facilities Revenue Refunding Bonds,
5.00%, 1/1/24	1,835	1,995
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/31	2,500	3,097
Santa Cruz County Jail District Pledged Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/25	1,000	1,198
5.00%, 7/1/27	2,290	2,810
5.00%, 7/1/31	1,285	1,527
Santa Cruz County Pledged Revenue Refunding Bonds (AGM Insured),
3.13%, 7/1/38	755	758
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	2,675	3,300
Tucson Airport Authority, Inc. Revenue Bonds (AMT), Subordinate Lien (NATL Insured),
5.00%, 12/1/23	1,135	1,138
Tucson COPS (AGC Insured), Prerefunded,
5.00%, 7/1/19(1)	2,000	2,101
Tucson Water System Revenue Bonds, Prerefunded,
5.00%, 7/1/21(1)	1,825	2,026

		108,002

Total Municipal Bonds (Cost $104,436)		108,002

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.3%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(3) (4)	1,443,713	$1,444

Total Investment Companies (Cost $1,444)		1,444

Total Investments - 97.3% (Cost $105,880)		109,446

Other Assets less Liabilities - 2.7%		2,989

NET ASSETS - 100.0%		$112,435

(1)	Maturity date represents the prerefunded date.
(2)	Security has converted to a fixed rate as of July 1, 2015, and will be going forward.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2017 is disclosed.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued	DECEMBER 31, 2017 (UNAUDITED)

At December 31, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	3.0%
AA	84.7
A	11.0
Cash Equivalents	1.3

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	9.7%
General	14.5
Higher Education	12.7
School District	30.6
Utilities	5.6
Water	10.7
All other sectors less than 5%	16.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$108,002	$—	$108,002
Investment Companies	1,444	—	—	1,444

Total Investments	$1,444	$108,002	$—	$109,446

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$10,157	$77,699	$86,412	$62	$1,444	1,444

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

COPS - Certificates of Participation

G.O. - General Obligation

IDA - Industrial Development Authority

NATL - National Public Finance Guarantee Corporation

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 98.4%
California – 98.4%
Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects,
4.00%, 12/1/24	$850	$946
Anaheim Housing & Public Improvements Authority Revenue Refunding Bonds, Series B,
5.00%, 10/1/28	2,000	2,284
Antelope Valley-East Kern Water Agency Water Revenue Refunding Bonds,
5.00%, 6/1/27	500	616
5.00%, 6/1/28	565	692
Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series E,
2.00%, 4/1/21(1) (2)	565	566
Bay Area Toll Bridge Authority Variable Revenue Bonds, Series C,
1.88%, 4/1/19(1) (2)	425	426
Butte-Glenn Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/22	500	573
California State Department of Water Resources Central Valley Project Revenue Bonds, Series AR,
4.00%, 12/1/34	1,795	1,945
California State Department of Water Resources Power Supply Revenue Bonds, Series L,
5.00%, 5/1/19	5,000	5,230
California State Department of Water Resources Power Supply Revenue Refunding Bonds, Series O,
5.00%, 5/1/22	785	895
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A, Escrowed to Maturity,
5.00%, 7/1/19	5,000	5,258
California State G.O. Unlimited Bonds,
5.00%, 3/1/26	1,250	1,510
5.25%, 11/1/40	8,500	9,295
California State G.O. Unlimited Bonds (NATL Insured), Unrefunded Balance,
4.75%, 2/1/19	85	85
California State G.O. Unlimited Bonds, Series 2007 (FGIC Insured), Partially Prerefunded,
5.38%, 6/1/26	2,220	2,257
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/25	5,000	6,081
5.00%, 8/1/26	4,000	4,945
5.00%, 8/1/28	4,000	4,986
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/27	5,000	6,190
5.00%, 8/1/28	7,000	8,598
California State G.O. Unlimited Refunding Bonds, Group C,
5.00%, 8/1/26	1,000	1,204
California State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/23	3,375	3,950
California State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/26	3,500	4,265
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health,
5.00%, 11/15/32	1,200	1,431
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	250	307
California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health System,
2.00%, 10/1/25(1) (2)	1,000	990
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health,
5.00%, 11/15/35	2,500	2,992
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Series E, Pacific Gas & Electric,
1.75%, 6/1/22(1) (2)	2,000	1,976

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.4% continued
California - 98.4% continued
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, The Salvation Army Western,
5.00%, 9/1/28	$575	$692
5.00%, 9/1/29	1,000	1,197
California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects,
4.25%, 12/1/20	1,000	1,072
California State Public Works Board Lease Revenue Bonds, Subseries I-1, Various Capital Projects, Prerefunded,
6.38%, 11/1/19(3)	2,500	2,712
California State University Revenue Refunding Bonds, Series A,
5.00%, 11/1/32	1,000	1,200
California State University Systemwide Revenue Refunding Bonds, Series B-3,
4.00%, 11/1/23(1) (2)	5,750	6,381
California State Various Purpose G.O. Unlimited Bonds,
5.50%, 4/1/19	1,000	1,049
5.00%, 9/1/19	4,720	4,985
5.00%, 10/1/19	2,990	3,166
5.00%, 9/1/20	1,690	1,838
5.00%, 10/1/20	6,000	6,542
5.00%, 10/1/22	500	573
4.00%, 5/1/23	1,485	1,649
5.00%, 10/1/23	500	586
5.00%, 12/1/23	5,000	5,884
5.00%, 5/1/24	1,450	1,722
5.00%, 11/1/28	4,000	5,001
5.25%, 3/1/30	1,500	1,615
6.50%, 4/1/33	5,260	5,588
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 9/1/23	1,500	1,721
5.00%, 12/1/23	2,450	2,883
5.00%, 10/1/26	2,750	3,301
5.00%, 11/1/28	1,000	1,250
Carlsbad Unified School District G.O. Unlimited CABS,
0.00%, 5/1/19(4)	1,250	1,227
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(3)	1,000	1,207
Chabot-Las Positas Community College District, G.O. Unlimited Bonds, Series A, Election of 2016,
4.00%, 8/1/42	1,000	1,090
Cotati-Rohnert Park Unified School District G.O. Unlimited Bonds, Series E, Election of 2014 (BAM Insured),
8/1/27(5)	500	577
8/1/28(5)	500	569
8/1/29(5)	500	565
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B,
5.00%, 6/1/22	1,745	1,998
5.00%, 6/1/30	3,000	3,739
Eastern California Municipal Water District Water & Sewer COPS, Series H, Prerefunded,
5.00%, 7/1/18(3)	2,000	2,035
El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002,
0.00%, 8/1/23(4)	9,940	8,871
Foothill Eastern Transportation Corridor Agency Toll Road Revenue CABS, Series A, Senior Lien, Escrowed to Maturity,
0.00%, 1/1/20(4)	2,150	2,078
Foothill-De Anza Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/28	2,250	2,722
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, Prerefunded,
5.38%, 8/1/21(3)	1,500	1,695
Healdsburg Unified School District G.O. Unlimited Refunding Bonds,
4.00%, 8/1/28	790	914

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.4% continued
California - 98.4% continued
Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F,
5.00%, 6/1/27	$1,100	$1,333
Long Beach Harbor Revenue Bonds, Series A (AMT),
5.00%, 5/15/30	1,300	1,576
Long Beach Unified School District G.O. Unlimited Bonds, Series S, Election of 2008, Prerefunded,
5.00%, 8/1/19(3)	1,005	1,059
Long Beach Unified School District G.O. Unlimited Bonds, Series SE, Election of 2008, Unrefunded Balance,
5.00%, 8/1/20	70	74
Los Angeles Community College District G.O. Unlimited Bonds, Series J, Election of 2008,
4.00%, 8/1/29	1,630	1,882
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/25	5,600	6,722
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Multiple Capital Projects II,
5.00%, 8/1/24	945	1,080
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	5,000	6,036
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/28	1,145	1,388
5.00%, 12/1/29	2,630	3,175
5.00%, 12/1/31	2,000	2,395
Los Angeles Department of Airports Senior Revenue Bonds, Series B,
5.00%, 5/15/27	640	773
5.00%, 5/15/28	600	720
Los Angeles Department of International Airports Revenue Bonds, Series D,
5.00%, 5/15/22	1,395	1,503
5.25%, 5/15/29	5,000	5,410
5.00%, 5/15/40	3,500	3,738
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1,
5.25%, 7/1/38	2,825	2,878
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A,
5.00%, 7/1/30	500	607
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/27	5,000	6,145
5.00%, 7/1/36	5,000	5,949
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT),
5.00%, 8/1/19	1,500	1,578
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/23	2,500	2,938
Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL Insured), Escrowed to Maturity,
6.00%, 6/1/21	1,185	1,357
Los Angeles Wastewater System Subordinate Revenue Refunding Bonds, Series C,
5.00%, 6/1/23	1,935	2,211
Marin County COPS, Prerefunded,
3.00%, 8/1/20(3)	1,595	1,649
4.00%, 8/1/20(3)	1,140	1,207
Metropolitan Water District of Southern California State Subordinate Revenue Refunding Bonds, Series A,
2.25%, 7/1/24	960	985
2.50%, 7/1/27	7,550	7,862
Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded,
5.25%, 9/1/21(3)	2,000	2,252
Modesto Irrigation District Electric Revenue Refunding Bonds, Series A,
4.00%, 7/1/19	1,230	1,274

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.4% continued
California - 98.4% continued
Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 10/1/26	$1,490	$1,781
5.00%, 10/1/27	1,130	1,336
5.00%, 10/1/28	2,770	3,257
Modesto Irrigation District Financing Authority Revenue Refunding Bonds, Series G, Domestic Water Project (AGM Insured),
5.00%, 9/1/20	1,000	1,090
5.00%, 9/1/22	1,445	1,658
Mojave Water Agency COPS, Series A, Prerefunded,
5.00%, 6/1/19(3)	665	697
Monterey County Public Facilities Financing COPS,
5.00%, 10/1/27	1,000	1,205
5.00%, 10/1/28	670	799
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/25	1,690	2,003
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured),
5.00%, 8/1/33	1,185	1,403
Natomas Unified School District G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 8/1/25	2,360	2,751
5.00%, 8/1/26	2,145	2,497
5.00%, 8/1/31	3,620	4,324
Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/22	750	860
5.00%, 8/1/24	600	719
Ohlone Community College District G.O. Unlimited Bonds, Series C,
4.00%, 8/1/33	1,080	1,172
Orange County Transportation Authority Toll Road Revenue Refunding Bonds, Senior Lien, 91 Express Lanes,
5.00%, 8/15/20	1,000	1,088
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
2.00%, 8/1/27	1,970	1,963
Palos Verdes Peninsula Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 11/1/25	780	961
Placentia-Yorba Linda Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	1,000	1,219
Poway Unified School District No. 07 Improvement G.O. Unlimited Bonds, Series 1-A, Election of 2008,
0.00%, 8/1/20(4)	3,280	3,129
Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (AGM Insured), Prerefunded,
5.00%, 7/1/18(3)	1,150	1,171
Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernandino County,
3.00%, 7/1/30	2,295	2,335
Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series A, Public Defender & Probation Building,
5.25%, 11/1/24	800	952
Riverside County Transportation Commission Revenue Refunding Bonds, Series A,
3.00%, 6/1/26	5,500	5,881
Riverside County Transportation Commission Sales Tax Revenue Refunding Bonds, Series B,
5.00%, 6/1/30	5,000	6,266
Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured),
5.25%, 6/1/24	615	719
Sacramento Area Flood Control Agency Special Assessment Refunding Bonds, Consolidated Capital Assessment District,
5.00%, 10/1/35	1,000	1,194

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.4% continued
California - 98.4% continued
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	$1,500	$1,618
Sacramento Municipal Utility District Revenue Refunding Bonds, Series U (AGM Insured), Prerefunded,
5.00%, 8/15/18(3)	390	399
5.00%, 8/15/18(3)	775	792
Sacramento Municipal Utility District Revenue Refunding Bonds, Series U (AGM Insured), Unrefunded Balance,
5.00%, 8/15/19	610	623
5.00%, 8/15/25	1,225	1,253
San Diego Association of Governments South Bay Expressway Toll Revenue Bonds, Series A, Senior Lien,
5.00%, 7/1/28	1,200	1,485
5.00%, 7/1/29	850	1,046
San Diego Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/27	3,090	3,853
San Diego County Regional Airport Authority Subordinate Revenue Bonds, Series B (AMT),
5.00%, 7/1/26	400	485
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Ballpark,
5.00%, 10/15/30	1,040	1,237
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project,
4.00%, 3/1/19	1,150	1,183
4.25%, 3/1/20	1,130	1,194
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, Prerefunded,
4.00%, 5/15/19(3)	1,495	1,546
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds,
5.00%, 5/15/27	2,000	2,430
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Senior Series B, Prerefunded,
5.00%, 5/15/19(3)	5,000	5,238
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured),
5.50%, 7/1/27	1,500	1,953
San Francisco Bay Area Rapid Transit District G.O. Unlimited Refunding Bonds, Series D, Election of 2004,
5.00%, 8/1/28	2,365	2,882
San Francisco Bay Area Toll Bridge Authority Revenue Bonds,
2.00%, 4/1/24(1) (2)	7,620	7,628
2.13%, 4/1/25(1) (2)	14,750	14,773
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.00%, 4/1/19(3)	2,000	2,086
5.13%, 4/1/19(3)	1,000	1,045
San Francisco Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series A,
2.85%, 4/1/25(1) (2)	5,800	6,068
2.95%, 4/1/26(1) (2)	19,975	20,934
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/24	1,095	1,240
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Subseries A, WSIP,
5.00%, 11/1/20	1,000	1,097
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Series D, Green Bonds,
5.00%, 11/1/28	6,265	7,883
5.00%, 11/1/29	2,500	3,126
San Francisco City & County Unified School District Property G.O. Unlimited Bonds, Series E, Election of 2006,
5.00%, 6/15/22	2,615	2,835

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.4% continued
California - 98.4% continued
San Francisco County Transportation Authority Sales TRB,
3.00%, 2/1/30	$5,000	$5,177
San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/26	1,055	1,248
San Joaquin County Transportation Authority Measure K Limited TRB, Series A, Prerefunded,
5.75%, 3/1/21(3)	2,000	2,253
San Jose Redevelopment Agency Successor Agency Tax Allocation Refunding Bonds, Subseries B,
5.00%, 8/1/26	2,000	2,483
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, Prerefunded,
5.00%, 8/1/21(3)	830	924
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, Unrefunded Balance,
5.00%, 8/1/23	170	190
Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.50%, 8/1/30	2,000	2,047
Santa Clara County G.O. Unlimited Bonds, Series B, Election of 2008,
5.00%, 8/1/28	3,000	3,424
Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2010, Prerefunded,
4.50%, 7/1/20(3)	2,000	2,141
Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election of 2004, Prerefunded,
5.00%, 7/1/20(3)	6,540	7,080
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(3)	2,000	2,293
South Orange County Public Financing Authority Special Tax Revenue Refunding Bonds, Series A, Foothill Area (NATL Insured),
5.25%, 8/15/18	2,500	2,507
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Phase II Project,
5.25%, 7/1/27	1,000	1,119
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project No. 1,
5.00%, 7/1/24	1,240	1,322
Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project No. 1,
5.00%, 7/1/26	4,700	5,083
5.00%, 7/1/30	2,500	2,699
Tracy Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/27	745	929
Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds,
5.00%, 1/1/28	625	726
University of California General Revenue Bonds, Series AF, Prerefunded,
5.00%, 5/15/23(3)	1,220	1,415
University of California General Revenue Bonds, Series AF, Unrefunded Balance,
5.00%, 5/15/36	4,475	5,125
University of California Limited Project Revenue Refunding Bonds, Series I,
5.00%, 5/15/27	2,000	2,430
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.25%, 8/1/27	2,125	2,169
Vallecitos Water District Water & Wastewater Enterprise Revenue Refunding Bonds,
5.00%, 7/1/24	2,000	2,400

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.4% continued
California - 98.4% continued
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded,
5.50%, 8/1/18(3)	$1,000	$1,024
Ventura County Community College District G.O. Unlimited CABS, Series C, Election of 2002,
0.00%, 8/1/18(4)	1,635	1,622
Ventura County Public Financing Authority Lease Revenue Bonds, Series B,
5.00%, 11/1/24	1,060	1,249
Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured),
5.13%, 9/1/29	1,645	1,734
Yucaipa Valley Water District Water System Revenue Refunding Bonds, Series A,
5.00%, 9/1/25	500	608
5.00%, 9/1/26	1,000	1,205

		467,131

Total Municipal Bonds (Cost $455,411)		467,131

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.6%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(6) (7)	2,771,546	$2,772

Total Investment Companies (Cost $2,772)		2,772

Total Investments - 99.0% (Cost $458,183)		469,903

Other Assets less Liabilities - 1.0%		4,628

NET ASSETS - 100.0%		$474,531

(1)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(2)	Variable rate security. Rate as of December 31, 2017 is disclosed. Maturity date represents the puttable date.
(3)	Maturity date represents the prerefunded date.
(4)	Zero coupon bond.
(5)	When-Issued Security. Coupon rate is not in effect at December 31, 2017.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2017 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2017, the quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	2.9%
AA	88.6
A	7.4
Not rated	0.5
Cash Equivalents	0.6

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	10.7%
General Obligation	29.0
Higher Education	5.4
Power	5.6
School District	12.8
Transportation	13.3
Water	12.8
All other sectors less than 5%	10.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	DECEMBER 31, 2017 (UNAUDITED)

rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$467,131	$—	$467,131
Investment Companies	2,772	—	—	2,772

Total Investments	$2,772	$467,131	$—	$469,903

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$21,202	$167,566	$185,996	$97	$2,772	2,772

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NATL - National Public Finance Guarantee Corporation

TRB - Tax Revenue Bonds

WSIP - Water System Improvement Program

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.7%
California - 97.7%
Alhambra Unified School District Elementary Schools Improvement G.O. Unlimited Bonds, Series A, Election of 2008 (AGC Insured), Prerefunded,
5.50%, 8/1/19(1)	$1,000	$1,062
Beaumont Unified School District G.O. Unlimited Bonds, Series D, Election of 2008 (BAM Insured),
5.25%, 8/1/44	1,500	1,817
Brentwood Infrastructure Financing Authority Water Revenue Bonds, Prerefunded,
5.75%, 7/1/18(1)	3,595	3,673
Butte-Glenn Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/30	1,855	2,292
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/20	5,000	5,438
5.00%, 8/1/25	2,500	3,041
5.00%, 8/1/26	1,000	1,236
5.00%, 8/1/28	1,000	1,246
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/28	2,000	2,457
California State G.O. Unlimited Refunding Bonds, Group C,
5.00%, 8/1/26	2,500	3,009
California State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/26	500	609
California State Health Facilities Financing Authority Revenue Bonds, Subseries A-2, Kaiser Permanente,
5.00%, 11/1/47	1,000	1,333
California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services-Buildings 8 & 9, Prerefunded,
6.00%, 4/1/19(1)	1,400	1,478
California State University Revenue Refunding Bonds, Series A,
5.00%, 11/1/32	1,000	1,200
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/20	5,000	5,452
5.25%, 3/1/30	3,500	3,769
5.50%, 3/1/40	2,865	3,087
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 11/1/28	2,500	3,126
4.00%, 9/1/32	1,750	1,935
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(1)	570	688
6.00%, 8/1/23(1)	1,000	1,220
Chabot-Las Positas Community College District, G.O. Unlimited Bonds, Series A, Election of 2016,
4.00%, 8/1/42	500	545
Corona-Norco Unified School District G.O. Unlimited Bonds, Series C, Election of 2006 (AGM Insured), Prerefunded,
5.50%, 8/1/19(1)	500	531
Cotati-Rohnert Park Unified School District G.O. Unlimited Bonds, Series E, Election of 2014 (BAM Insured),
8/1/30(2)	830	932
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, Prerefunded,
5.38%, 8/1/21(1)	3,500	3,955
Hartnell Community College District G.O. Unlimited Bonds, Series A, Election of 2016,
4.00%, 8/1/42	3,000	3,261
Healdsburg Unified School District G.O. Unlimited Refunding Bonds,
4.00%, 8/1/29	735	843
4.00%, 8/1/31	520	587
Imperial Community College District G.O. Unlimited Refunding Bonds (BAM Insured),
4.00%, 8/1/40	2,000	2,160

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.7% continued
California - 97.7% continued
Long Beach Harbor Revenue Bonds, Series A (AMT),
5.00%, 5/15/31	$1,200	$1,446
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	1,665	2,010
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/30	2,000	2,406
Los Angeles Department of International Airports Revenue Bonds, Series D,
5.00%, 5/15/40	1,500	1,602
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/36	2,375	2,826
Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity,
7.60%, 10/1/18	5	5
Los Angeles Wastewater System Revenue Refunding Bonds, Series C, Green Bonds,
5.00%, 6/1/28	1,465	1,774
Marin County COPS, Prerefunded,
4.25%, 8/1/20(1)	1,575	1,677
Metropolitan Water District of Southern California State Subordinate Revenue Refunding Bonds, Series A,
2.50%, 7/1/27	1,500	1,562
Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded,
5.25%, 9/1/21(1)	600	676
5.50%, 9/1/21(1)	2,500	2,838
Modesto Irrigation District Capital Improvements COPS, Series A,
5.75%, 10/1/29	1,500	1,575
Modesto Irrigation District Capital Improvements COPS, Series A, Prerefunded,
6.00%, 4/1/19(1)	2,000	2,111
Morgan Hill Unified School District G.O. Unlimited Bonds, Series B, Election of 2012,
4.00%, 8/1/47	1,250	1,359
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(3)	10,000	6,193
Palomar Community College District G.O. Unlimited Bonds, Series D, Election of 2006,
5.25%, 8/1/45	2,000	2,464
Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (AGC Insured),
1.73%, 8/1/38(4)	5,000	6,286
Pleasanton Unified School District G.O. Unlimited Refunding Bond, Election of 2016,
4.00%, 8/1/42	2,000	2,174
Rio Hondo Community College District G.O. Unlimited Bonds, Series B, Election of 2009,
5.50%, 8/1/30	1,605	1,704
Ross Valley Public Financing Authority Revenue Bonds, Sanitary District No.1 of Marin County,
1/1/31(2)	375	441
1/1/34(2)	240	280
1/1/35(2)	250	291
1/1/36(2)	275	320
1/1/37(2)	215	250
1/1/39(2)	500	581
1/1/43(2)	1,195	1,384
Sacramento Area Flood Control Agency Special Assessment Refunding Bonds, Consolidated Capital Assessment District,
5.00%, 10/1/35	1,420	1,695
Sacramento Municipal Utility District Revenue Bonds, Series A,
5.00%, 8/15/37	55	63
San Diego Association of Governments South Bay Expressway Toll Revenue Bonds, Series A, Senior Lien,
5.00%, 7/1/30	2,400	2,938

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.7% continued
California - 97.7% continued
5.00%, 7/1/32	$850	$1,030
San Diego County Water Authority COPS, Series 2008A (AGM Insured), Prerefunded,
5.00%, 5/1/18(1)	2,000	2,024
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, Prerefunded,
5.00%, 5/15/19(1)	1,500	1,571
San Diego Unified School District G.O. Unlimited Refunding CABS, Series K-2,
0.00%, 7/1/33(3)	2,000	1,178
0.00%, 7/1/35(3)	3,250	1,742
San Francisco Bay Area Rapid Transit District G.O. Unlimited Refunding Bonds, Series D, Election of 2004,
5.00%, 8/1/28	1,000	1,219
San Francisco Bay Area Toll Bridge Authority Revenue Bonds,
2.13%, 4/1/25(5) (6)	2,850	2,854
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.00%, 4/1/19(1)	3,650	3,807
5.13%, 4/1/19(1)	1,500	1,567
San Francisco Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series A,
2.85%, 4/1/25(5) (6)	1,500	1,569
2.95%, 4/1/26(5) (6)	5,500	5,764
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,760
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds,
4.00%, 11/1/36	2,405	2,641
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Series D, Green Bonds,
5.00%, 11/1/29	2,500	3,126
5.00%, 11/1/31	4,250	5,267
San Joaquin County Transportation Authority Measure K Limited TRB, Series A, Prerefunded,
5.25%, 3/1/21(1)	2,075	2,305
San Joaquin County Transportation Authority Measure K Revenue Refunding Bonds,
5.00%, 3/1/31	1,650	2,015
Santa Clara County G.O. Unlimited Bonds, Series B, Election of 2008,
5.00%, 8/1/28	2,000	2,283
Santa Clara Electric Revenue Refunding Bonds, Series A,
6.00%, 7/1/31	1,195	1,375
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(1)	2,025	2,322
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, Prerefunded,
6.00%, 7/1/18(1)	2,520	2,578
University of California General Revenue Bonds, Series AF, Prerefunded,
5.00%, 5/15/23(1)	430	499
University of California General Revenue Bonds, Series AF, Unrefunded Balance,
5.00%, 5/15/36	1,570	1,798
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.25%, 8/1/27	2,500	2,552
Vallecitos Water District Water & Wastewater Enterprise Revenue Refunding Bonds,
5.00%, 7/1/30	1,000	1,184
5.00%, 7/1/32	595	700
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded,
5.50%, 8/1/18(1)	4,065	4,161

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.7% continued
California - 97.7% continued
Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured),
5.13%, 9/1/29	$2,000	$2,108

		175,912

Total Municipal Bonds (Cost $165,125)		175,912

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.9%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(7) (8)	5,289,712	$5,290

Total Investment Companies (Cost $5,290)		5,290

Total Investments - 100.6% (Cost $170,415)		181,202

Liabilities less Other Assets - (0.6%)		(1,152)

NET ASSETS - 100.0%		$180,050

(1)	Maturity date represents the prerefunded date.
(2)	When-Issued Security. Coupon rate is not in effect at December 31, 2017.
(3)	Zero coupon bond.
(4)	Step coupon bond. Rate as of December 31, 2017 is disclosed.
(5)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(6)	Variable rate security. Rate as of December 31, 2017 is disclosed. Maturity date represents the puttable date.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of December 31, 2017 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	2.9%
AA	81.3
A	12.3
Not Rated	0.6
Cash Equivalents	2.9

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	9.8%
General Obligation	33.5
School District	16.1
Transportation	11.6
Water	15.4
All other sectors less than 5%	13.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$175,912	$—	$175,912
Investment Companies	5,290	—	—	5,290

Total Investments	$5,290	$175,912	$—	$181,202

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

TAX-EXEMPT FIXED INCOME FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$13,853	$91,963	$100,526	$103	$5,290	5,290

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

G.O. - General Obligation

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND	DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%
Alabama - 1.3%
Alabama State Port Authority Docks Facilities Revenue Bonds, Prerefunded,
6.00%, 10/1/20(1)	$5,000	$5,583

Arizona - 2.8%
La Paz County IDA Education Facility Lease Revenue Bonds, Charter School Solutions-Harmony Public Schools,
5.00%, 2/15/36	1,400	1,513
5.00%, 2/15/46	3,500	3,756
Maricopa County Pollution Control Corp. Revenue Refunding Bonds, Series A, Public Service of New Mexico Palo Verde,
6.25%, 1/1/38	4,000	4,342
Phoenix IDA Education Revenue Refunding Bonds, Great Hearts Academies,
5.00%, 7/1/41	1,200	1,310
5.00%, 7/1/46	1,300	1,394

		12,315

California - 13.6%
California PFA Revenue Refunding Bonds, Henry Mayo Newhall Hospital,
5.00%, 10/15/37	500	566
5.00%, 10/15/47	1,000	1,123
California PFA University Housing Revenue Bonds, NCCD - Claremont Properties LLC, Claremont College Project,
5.00%, 7/1/37	1,025	1,120
5.00%, 7/1/47	1,000	1,098
California State Municipal Finance Authority COPS, Community Hospitals of Central California, Prerefunded,
5.50%, 2/1/19(1)	4,000	4,174
California State Municipal Finance Authority Revenue Bonds, Series A, Baptist University,
5.00%, 11/1/46	3,000	3,258
California State Municipal Finance Authority Revenue Bonds, Series A, University of La Verne, Prerefunded,
6.13%, 6/1/20(1)	2,000	2,215
6.25%, 6/1/20(1)	1,000	1,111
California State Municipal Finance Authority Revenue Refunding Bonds, Series A, Community Medical Center,
5.00%, 2/1/36	1,000	1,154
5.00%, 2/1/37	1,000	1,151
5.00%, 2/1/42	1,000	1,142
California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools,
5.00%, 8/1/46(2) (3)	5,250	5,726
California Statewide Communities Development Authority Revenue Bonds, California Baptist University, Prerefunded,
7.25%, 11/1/21(1)	2,000	2,407
California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical Center,
5.25%, 12/1/34	1,000	1,112
5.25%, 12/1/44	2,500	2,760
California Statewide Communities Development Authority Revenue Refunding Bonds, Series A, California Baptist University,
5.00%, 11/1/32	500	560
5.00%, 11/1/41	1,000	1,098
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Senior Series A-1,
5.13%, 6/1/47	4,000	3,997
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Unrefunded Balance,
5.75%, 6/1/47	4,705	4,737

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8% continued
California - 13.6% continued
Los Angeles Department of Water & Power System Revenue Bonds, Series D,
5.00%, 7/1/39	$5,000	$5,817
San Francisco City & County Airports Commission Revenue Bonds, Series E,
6.00%, 5/1/39	5,000	5,291
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Bonds, Senior Series A-1,
5.00%, 6/1/37	6,000	6,014
5.13%, 6/1/46	2,000	2,003

		59,634

Colorado - 2.9%
Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane,
5.00%, 12/31/47	1,000	1,100
5.00%, 12/31/51	1,000	1,096
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/36	4,000	4,261
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Revenue Refunding Bonds, Series A,
5.00%, 12/15/41	3,000	3,098
Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners,
6.00%, 1/15/41	3,000	3,282

		12,837

Delaware - 0.5%
Delaware State EDA Gas Facilities Revenue Refunding Bonds, Delmarva Power,
5.40%, 2/1/31	2,000	2,159

District of Columbia - 2.1%
District of Columbia Revenue Bonds, Cesar Chavez Charter Schools,
7.88%, 11/15/40	5,265	5,780
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail and Capital Project,
5.00%, 10/1/53	3,000	3,240

		9,020

Florida - 4.2%
Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX,
5.35%, 7/1/29	3,215	3,370
Citizens Property Insurance Corp. Revenue Bonds, Series A1,
5.00%, 6/1/25	5,000	5,904
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport,
5.00%, 10/1/40	1,500	1,706
5.00%, 10/1/44	1,500	1,703
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Miami,
5.00%, 4/1/40	5,000	5,710
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.50%, 11/1/10(4)	143	100

		18,493

Georgia - 1.2%
Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Series A1, Georgia Proton Treatment Center,
6.75%, 1/1/35	5,000	5,180

Illinois - 8.3%
Chicago Board of Education Dedicated Capital Improvement Special Tax Obligation Revenue Bonds,
6.00%, 4/1/46	4,000	4,772
Chicago Waterworks Revenue Bonds, Second Lien,
5.00%, 11/1/29	5,000	5,779

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8% continued
Illinois - 8.3% continued
Illinois State Finance Authority Revenue Bonds, Series A, Provena Health, Prerefunded,
7.75%, 8/15/19(1)	$35	$38
7.75%, 8/15/19(1)	3,465	3,795
Illinois State Finance Authority Revenue Bonds, Silver Cross & Medical Centers, Prerefunded,
6.88%, 8/15/19(1)	1,000	1,082
7.00%, 8/15/19(1)	1,000	1,083
Illinois State Finance Authority Revenue Refunding Bonds, Rosalind Franklin University,
5.00%, 8/1/42	1,100	1,217
Illinois State Finance Authority Revenue Refunding Bonds, Series C, Presence Health Network,
5.00%, 2/15/36	5,000	5,627
Illinois State Finance Authority Student Housing & Academic Facilities Revenue Bonds, CHF - Chicago, LLC - University of Illinois at Chicago Project),
5.00%, 2/15/47	3,500	3,862
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/41	5,000	5,798
Railsplitter Tobacco Settlement Authority Revenue Bonds, Prerefunded,
5.50%, 6/1/21(1)	1,000	1,124
6.00%, 6/1/21(1)	2,000	2,281

		36,458

Indiana - 2.0%
Indiana State Finance Authority Educational Facilities Revenue Bonds, Marian University Project,
6.50%, 9/15/30	3,000	3,360
6.38%, 9/15/41	2,000	2,193
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., Prerefunded,
8.00%, 9/1/21(1)	2,500	3,041

		8,594

Kentucky - 1.3%
Kentucky Public Transportation Infrastructure Authority First Tier Toll Revenue Bonds, Series A, Downtown Crossing Project,
5.75%, 7/1/49	2,500	2,799
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health,
5.25%, 6/1/50	2,500	2,756

		5,555

Louisiana - 7.1%
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Prerefunded,
5.00%, 5/15/26(1)	50	61
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	4,950	5,588
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp.,
6.50%, 8/1/29	2,000	2,233
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp.,
6.50%, 11/1/35	2,000	2,241
Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project,
6.75%, 5/1/41	1,250	1,351
Louisiana State Public Facilities Authority Revenue Bonds, Provident Group-Flagship Property, Louisiana State University Nicholson Gateway Project Series 2016A,
5.00%, 7/1/46	3,500	3,960
Louisiana State Public Facilities Authority Revenue Refunding Bonds, Lafayette General Health System,
5.00%, 11/1/41	5,000	5,596

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8% continued
Louisiana - 7.1% continued
New Orleans Sewerage Service Revenue Bonds,
5.00%, 6/1/45	$4,000	$4,568
New Orleans Water Revenue Refunding Bonds,
5.00%, 12/1/44	3,000	3,408
Tobacco Settlement Financing Corp. Asset Backed Revenue Refunding Bonds, Series A,
5.50%, 5/15/29	2,000	2,098

		31,104

Maine - 1.7%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center,
5.00%, 7/1/43	5,000	5,239
Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Maine General Medical Center,
6.75%, 7/1/41	2,000	2,185

		7,424

Maryland - 1.9%
Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park-North Project,
6.10%, 7/1/40	4,335	4,455
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare,
6.25%, 1/1/31	1,550	1,765
6.13%, 1/1/36	2,000	2,252

		8,472

Massachusetts - 3.8%
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A,
5.00%, 7/1/28	5,000	6,284
Massachusetts State Development Finance Agency Revenue Bonds, Boston Medical Center Green Bonds,
5.00%, 7/1/44	3,000	3,357
Massachusetts State Development Finance Agency Revenue Bonds, Series A, UMASS Boston Student Housing,
5.00%, 10/1/41	4,230	4,684
Massachusetts State Development Finance Agency Revenue Bonds, Series F, Milford Regional Medical Center,
5.75%, 7/15/43	2,000	2,222

		16,547

Michigan - 2.4%
Michigan State Finance Authority Revenue Bonds, Local Government Loan Program Great Lakes Water Authority,
5.00%, 7/1/35	3,000	3,379
Michigan State Finance Authority Revenue Refunding Bonds, Series D-4, Local Government Loan Program Great Lakes Water Authority,
5.00%, 7/1/30	2,000	2,263
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	4,355	5,027

		10,669

Mississippi - 0.6%
Warren County Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co.,
5.80%, 5/1/34	2,530	2,770

Missouri - 1.0%
Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital,
6.45%, 9/1/29	2,530	2,624
6.75%, 9/1/34	1,750	1,819

		4,443

Nevada - 1.1%
Clark County Airport System Revenue Refunding Bonds, Senior Series A,
5.00%, 7/1/40	4,000	4,653

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8% continued
New Jersey - 4.6%
New Jersey State EDA Revenue Bonds, MSU Student Housing Project - Provident Group, Prerefunded,
5.88%, 6/1/20	$3,000	$3,227
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC,
5.00%, 1/1/25	1,950	2,201
5.00%, 1/1/48	1,665	1,787
New Jersey State EDA Special Facility Revenue Bonds (AMT), Continental Airlines, Inc. Project,
5.63%, 11/15/30	2,000	2,285
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program,
5.25%, 6/15/41	2,000	2,215
5.00%, 6/15/45	2,250	2,442
New Jersey State Turnpike Authority Revenue Bonds, Series E,
5.00%, 1/1/45	5,000	5,718

		19,875

New York - 8.2%
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds, Catholic Health System Obligation,
5.25%, 7/1/35	1,500	1,713
5.00%, 7/1/40	2,770	3,081
Metropolitan Transportation Authority Revenue Bonds, Subseries D-1,
5.00%, 11/15/39	5,000	5,760
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, New School,
5.00%, 7/1/45	2,375	2,702
New York State Thruway Authority General Junior Indebtedness Obligation Revenue Bonds, Series A, Junior Lien,
5.00%, 1/1/46	5,000	5,787
New York State Transportation Development Corp. Special Facility Revenue Bonds (AMT), LaGuardia Airport Terminal B Redevelopment,
5.25%, 1/1/50	5,000	5,547
New York State Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), American Airlines, Inc.,
5.00%, 8/1/31	5,000	5,344
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 198,
5.00%, 11/15/41	5,000	5,953

		35,887

North Dakota - 1.3%
Ward County Health Care Facilities Revenue Bonds, Series C, Trinity Obligated Group,
5.00%, 6/1/48	5,000	5,480

Ohio - 5.0%
Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes, Prerefunded,
7.00%, 11/1/20(1)	4,000	4,560
Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT), Pratt Paper LLC Project,
4.50%, 1/15/48	750	786
Ohio State Turnpike Commission Revenue Bonds, Junior Lien, Infrastructure Project,
5.00%, 2/15/48	3,000	3,311
Ohio State University Hospital Health System Revenue Refunding Bonds,
5.00%, 1/15/41	4,655	5,272
Southeastern Ohio Port Authority Hospital Facilities Revenue Refunding Bonds, Memorial Health System,
5.00%, 12/1/35	1,750	1,856
5.00%, 12/1/43	1,350	1,421
Toledo-Lucas County Port Authority Facilities Revenue Refunding Bonds, CSX Transportation, Inc. Project,
6.45%, 12/15/21(5)	4,000	4,643

		21,849

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8% continued
Pennsylvania - 4.6%
Butler County Hospital Authority Revenue Bonds, Butler Health System Project, Prerefunded,
7.13%, 7/1/19(1)	$3,000	$3,238
Delaware County IDA Revenue Refunding Bonds, Covanta Project,
5.00%, 7/1/43	2,500	2,524
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University Foundation, Prerefunded,
6.00%, 7/1/20(1)	2,500	2,765
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University,
6.25%, 10/1/43	2,000	2,227
Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds,
5.00%, 3/15/45	5,000	4,941
Philadelphia Water & Wastewater Revenue Bonds, Series A,
5.00%, 7/1/45	4,000	4,575

		20,270

Rhode Island - 2.0%
Rhode Island State Turnpike & Bridge Authority Motor Fuel Tax Revenue Refunding Bonds, Series A,
5.00%, 10/1/40	3,000	3,473
Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/40	5,000	5,381

		8,854

Texas - 7.8%
Austin Convention Enterprises, Inc. Convention Center Revenue Refunding Bonds, First Tier,
5.00%, 1/1/32	1,000	1,157
5.00%, 1/1/34	500	573
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds,
5.00%, 12/1/40	1,500	1,578
5.00%, 12/1/45	2,000	2,097
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds,
5.00%, 5/15/40	3,000	3,411
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Refunding Bonds, Legacy at Willow Bend Project,
5.00%, 11/1/46	3,000	3,159
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, CHF-Collegiate Housing San Antonio,
5.00%, 4/1/48	3,000	3,196
San Antonio Electric & Gas Revenue Bonds, Junior Lien,
5.00%, 2/1/43	2,500	2,789
Texas State PFA Charter School Finance Corp. Education Revenue Bonds, Series A, Cosmos Foundation, Inc., Prerefunded,
6.20%, 2/15/20(1)	3,500	3,814
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, Blueridge Transportation (AMT),
5.00%, 12/31/40	2,750	3,064
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure,
7.00%, 6/30/40	3,000	3,353
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility,
6.88%, 12/31/39	2,500	2,735
Travis County HFDC Revenue Bonds, Westminster Manor Project, Prerefunded,
7.00%, 11/1/20(1)	805	919
7.13%, 11/1/20(1)	2,000	2,290

		34,135

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8% continued
Virginia - 0.7%
Virginia State College Building Authority Educational Facilities Revenue Bonds, Marymount University Project Green Bonds,
5.25%, 7/1/35	$270	$296
5.00%, 7/1/45	2,515	2,695

		2,991

Washington - 1.8%
Port of Seattle Revenue Bonds, Series A,
5.00%, 4/1/40	3,000	3,459
Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services, Prerefunded,
7.00%, 7/1/19(1)	4,000	4,306

		7,765

Total Municipal Bonds (Cost $393,661)		419,016

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.6%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(6) (7)	6,816,234	$6,816

Total Investment Companies (Cost $6,816)		6,816

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.1%
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series BB, Second Generation Resolution,
1.45%, 1/2/18(8) (9)	$5,000	$5,000

Total Short-Term Investments (Cost $5,000)		5,000

Total Investments - 98.5% (Cost $405,477)		430,832

Other Assets less Liabilities - 1.5%		6,574

NET ASSETS - 100.0%		$437,406

(1)	Maturity date represents the prerefunded date.
(2)	Restricted security that has been deemed illiquid. At December 31, 2017, the value of this restricted illiquid security amounted to approximately $5,726,000 or 1.3% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools, 5.00%, 8/1/46	2/4/16-3/8/17	$5,469

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of this security is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(5)	Security has converted to a fixed rate as of December 15, 1999, and will be going forward.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2017 is disclosed.
(8)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(9)	Variable rate security. Rate as of December 31, 2017 is disclosed. Maturity date represents the puttable date.

Percentages shown are based on Net Assets.

At December 31, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AA	11.1%
A	23.8
BBB	40.4
BB	11.0
B	2.5
Not Rated	9.6
Cash Equivalents	1.6

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	7.8%
Development	8.5
Education	6.4
General	6.5
Higher Education	10.0
Medical	20.7
Tobacco Settlement	6.4
Transportation	15.2
Water	6.7
All other sectors less than 5%	11.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$419,016	$—	$419,016
Investment Companies	6,816	—	—	6,816
Short-Term Investments	—	5,000	—	5,000

Total Investments	$6,816	$424,016	$—	$430,832

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1 and Level 2 classifications based on levels assigned to the securities on March 31, 2017.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/17 (000S)	REALIZED GAINS (LOSSES) (000S)		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/17 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/17 (000S)
Municipal Bonds
Florida	$67	$—	*	$40	$—	$(7)	$—	$(100)	$—	$—

*	Amount rounds to less than one thousand.

The Transfers Out Of Level 3, noted above, was due to the Fund receiving an evaluation price from a third party provider.

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$9,385	$101,832	$104,401	$56	$6,816	6,816

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

EDA - Economic Development Authority

HFDC - Health Facilities Development Corp.

IDA - Industrial Development Authority

PFA - Public Finance Authority

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    9    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.4%
Alabama - 0.4%
Auburn University General Fee Revenue Refunding Bonds, Prerefunded,
5.00%, 6/1/18(1)	$5,000	$5,074
Black Belt Energy Gas District Gas Supply Revenue Bonds, Series A,
4.00%, 7/1/22(2) (3)	5,000	5,381

		10,455

Alaska - 0.6%
Alaska State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/28	5,560	6,560
Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/30	5,000	5,968
Anchorage Electric Utility Revenue Refunding Bonds, Series A, Senior Lien,
5.00%, 12/1/41	5,000	5,724

		18,252

Arizona - 4.0%
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/26	6,630	7,982
Arizona State School Facilities Board COPS, Prerefunded,
5.25%, 9/1/18(1)	10,000	10,248
Arizona State Transportation Board Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/25	13,610	16,195
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road, Prerefunded,
5.25%, 7/1/19(1)	10,000	10,540
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/28	12,000	14,150
5.00%, 7/1/31	2,000	2,418
Arizona State Transportation Board Highway Subordinated Revenue Bonds, Subseries A, Unrefunded Balance,
5.00%, 7/1/28	3,035	3,427
Chandler Excise TRB,
5.00%, 7/1/27	5,000	5,831
Maricopa County IDA Revenue Bonds, Series B, Banner Health,
5.00%, 10/18/22(2) (3)	4,500	5,128
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/36	1,315	1,412
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds (AMT), Senior Lien,
5.00%, 7/1/20	1,500	1,615
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien, Prerefunded,
5.00%, 7/1/20(1)	3,000	3,242
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Series B, Junior Lien,
5.00%, 7/1/26	5,000	5,923
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A, Prerefunded,
5.00%, 1/1/18(1)	4,280	4,280
Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 12/1/23	10,000	11,231
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/31	6,500	8,052
Scottsdale G.O. Unlimited Refunding Bonds,
5.00%, 7/1/26	1,700	2,107

		113,781

California - 12.9%
Cabrillo Community College District G.O. Unlimited CABS, Series B, Election of 2004 (NATL Insured),
0.00%, 8/1/39(4)	11,755	4,169
California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AM,
5.00%, 12/1/25	1,000	1,166

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.4% continued
California - 12.9% continued
California State Department of Water Resources Central Valley Project Water System Revenue Refunding Bonds, Series AX,
5.00%, 12/1/32	$1,000	$1,239
California State G.O. Unlimited Bonds, Series 2007 (AMBAC Insured), Unrefunded Balance,
5.00%, 10/1/18	75	75
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/20	1,000	1,088
5.00%, 8/1/26	10,000	12,363
5.00%, 8/1/28	12,000	14,958
6.25%, 11/1/34	5,000	5,430
California State Health Facilities Financing Authority Revenue Bonds, Series A, Cedars Sinai Medical Center,
5.00%, 8/15/30	1,270	1,539
California State Taxable G.O. Unlimited Bonds, High Speed Passenger Train,
2.19%, 4/1/20(2) (3)	5,000	5,012
California State University Revenue Refunding Bonds, Series A,
5.00%, 11/1/31	10,000	12,051
California State Various Purpose G.O. Unlimited Bonds,
6.00%, 4/1/38	20,000	21,085
California State Veterans G.O. Unlimited Refunding Bonds, Series CM (AMT),
4.00%, 12/1/32	2,165	2,165
California Statewide Communities Development Authorities Variable Revenue Bonds, Series M, Kaiser Permanente,
1.32%, 1/9/18(3) (5)	16,450	16,450
California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, Chf-Irvine LLC,
5.00%, 5/15/29	1,250	1,488
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election of 2006,
2.59%, 8/1/35(6)	11,850	11,349
City of Los Angeles Taxable G.O. Unlimited Refunding Bonds, Series A,
2.44%, 9/1/22	5,000	4,995
Contra Costa Water District Revenue Refunding Bonds, Series R,
5.00%, 10/1/18	1,575	1,618
Cupertino Union School District Crossover G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/27	435	508
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B,
5.00%, 6/1/30	5,000	6,232
Hartnell Community College District G.O. Unlimited Bonds, Series A, Election of 2016,
4.00%, 8/1/42	5,000	5,435
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/30	10,000	11,854
5.00%, 8/1/31	6,000	7,088
Los Angeles County TRANS,
5.00%, 6/29/18	20,000	20,353
Los Angeles Department of Airports Revenue Bonds, Series A,
5.25%, 5/15/22	5,000	5,249
Los Angeles Department of Airports Subordinate Revenue Bonds, Los Angeles International Airport (AMT),
5.00%, 5/15/34	575	677
5.00%, 5/15/35	600	705
Los Angeles Department of Water & Power System Revenue Bonds, Series D,
5.00%, 7/1/39	2,500	2,908
Los Angeles G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/20	55	60
Los Angeles TRANS,
5.00%, 6/28/18	43,710	44,471

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.4% continued
California - 12.9% continued
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/27	$10,000	$12,642
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/30	3,500	4,277
Metropolitan Water District of Southern California State Variable Subordinate Revenue Refunding Bonds, Series E,
(Floating, SIFMA Municipal Swap Index Yield + 0.05%),
1.76%, 7/18/18(3)	20,000	19,999
San Diego Unified School District Convertible G.O. Unlimited Refunding CABS, Series R-2,
0.78%, 7/1/40(6)	5,000	4,412
0.76%, 7/1/41(6)	6,000	5,284
San Diego Unified School District G.O. Unlimited Bonds, Series 1, Election of 2012,
4.00%, 7/1/47	2,500	2,716
San Diego Unified School District G.O. Unlimited Refunding CABS, Series K-2,
0.00%, 7/1/37(4)	5,000	2,449
San Francisco Bay Area Toll Bridge Authority Revenue Bonds,
5.00%, 4/1/27	1,145	1,299
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.13%, 4/1/19(1)	7,390	7,719
San Francisco Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series A,
2.85%, 4/1/25(2) (3)	5,000	5,231
2.95%, 4/1/26(2) (3)	5,000	5,240
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series B,
5.00%, 5/1/47	2,500	2,967
San Francisco City & County Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	2,500	2,621
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Series D, Green Bonds,
5.00%, 11/1/31	2,000	2,478
San Jose Redevelopment Agency Successor Agency Tax Allocation Refunding Bonds, Subseries B,
5.00%, 8/1/19	2,000	2,107
San Jose Unified School District Santa Clara County G.O. Unlimited CABS, Series C, Election of 2002 (NATL Insured),
0.00%, 8/1/30(4)	2,500	1,743
Santa Clara Valley Water District COPS, Series C,
5.00%, 6/1/24	650	779
Santa Cruz County G.O. Unlimited TRANS,
3.00%, 6/28/18	25,000	25,202
Simi Valley Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/27	1,000	1,262
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, Prerefunded,
6.00%, 7/1/18(1)	5,000	5,115
University of California General Revenue Bonds, Series U,
5.00%, 5/15/22	5,000	5,399
Ventura County G.O. Limited Notes,
4.00%, 7/2/18	13,535	13,713
Yosemite Community College District G.O. Unlimited CABS, Election of 2004,
0.00%, 8/1/31(4)	10,000	6,773

		365,287

NORTHERN FUNDS QUARTERLY REPORT    3     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.4% continued
Colorado - 1.9%
Adams County School District No. 1 G.O. Unlimited Bonds, Mapleton Public Schools (State Aid Withholding),
5.25%, 12/1/40	$5,000	$6,043
Cherry Creek School District No. 5 G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/15/32	3,845	4,601
Colorado Sate Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/40	2,500	2,935
Colorado State Board of Governors University Enterprise System Revenue Bonds, Series E-1 (State Higher Education Intercept Program),
5.00%, 3/1/34	2,150	2,522
Colorado State School Of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	1,000	1,185
5.00%, 12/1/47	2,900	3,435
Denver City & County Airport System Subordinate Revenue Bonds, Series B,
5.25%, 11/15/28	1,500	1,765
5.25%, 11/15/29	1,740	2,041
Denver City & County Board of Water Commissioners Water Revenue Bonds, Series A, Green Bonds,
5.00%, 9/15/47	5,000	6,023
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (AGC Insured), Prerefunded,
6.00%, 9/1/19(1)	6,550	7,026
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL Insured State Aid Withholding),
5.50%, 12/1/22	5,000	5,866
Regional Transportation District Sales TRB, Series B,
5.00%, 11/1/34	2,000	2,431
University of Colorado Enterprise Revenue Bonds, Series A, Prerefunded,
5.00%, 6/1/23(1)	1,000	1,159
University of Colorado Enterprise Revenue Refunding Bonds, Series A-2,
5.00%, 6/1/27	2,000	2,479
5.00%, 6/1/28	2,500	3,138

		52,649

Connecticut - 1.0%
Connecticut State G.O. Unlimited Bonds, Series B,
5.00%, 5/15/22	2,000	2,198
Connecticut State G.O. Unlimited Bonds, Series D,
5.00%, 11/1/23	5,000	5,556
Connecticut State G.O. Unlimited Bonds, Series E,
5.00%, 9/15/26	3,825	4,216
4.00%, 9/15/27	5,000	5,285
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A-2, Yale University,
2.00%, 7/1/26(2) (3)	3,755	3,685
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series B,
3.00%, 12/1/22	1,725	1,779
South Central Regional Water Authority Water System Revenue Bonds, 22nd Series B (AGM Insured), Prerefunded,
5.00%, 8/1/18(1)	2,000	2,041
University of Connecticut Revenue Bonds, Series A,
2.50%, 1/15/18	3,000	3,001

		27,761

Delaware - 0.1%
Delaware State G.O. Unlimited Bonds, Unrefunded Balance,
5.00%, 7/1/23	969	1,048

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.4% continued
Delaware - 0.1% continued
Delaware State Transportation Authority System Revenue Refunding Bonds,
5.00%, 7/1/26	$1,500	$1,850

		2,898

District of Columbia - 1.3%
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, Prerefunded,
5.25%, 10/1/18(1)	1,000	1,028
5.50%, 10/1/18(1)	10,500	10,812
6.00%, 10/1/18(1)	5,000	5,167
District of Columbia Water & Sewer Authority Public Utility Revenue Refunding Bonds, Series C, Subordinate Lien,
5.00%, 10/1/39	5,000	5,771
Metropolitan Washington Airports Authority System Revenue Bonds, Series C,
5.13%, 10/1/39	2,460	2,519
Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT),
5.00%, 10/1/20	3,000	3,257
5.00%, 10/1/26	1,500	1,657
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, (AMT),
5.00%, 10/1/29	3,000	3,645
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	3,000	3,440

		37,296

Florida - 3.9%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/37	1,500	1,768
Broward County Airport System Revenue Bonds, Series C,
5.25%, 10/1/28	6,185	7,330
Broward County Airport System Revenue Bonds, Series Q-1,
5.00%, 10/1/42	1,295	1,440
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/24	1,000	1,105
5.00%, 9/1/25	1,000	1,103
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT),
5.00%, 9/1/23	2,500	2,723
Central Florida Expressway Authority Revenue Refunding Bonds,
5.00%, 7/1/38	2,500	2,972
4.00%, 7/1/41	5,000	5,368
Florida State Board of Public Education Capital Outlay G.O. Unlimited Bonds, Series A,
5.25%, 6/1/28	11,135	11,415
Florida State Board of Public Education Lottery Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	5,000	6,276
Florida State Department of Transportation G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/18	2,000	2,036
Florida State Municipal Power Agency All Requirements Revenue Bonds, Prerefunded,
5.00%, 10/1/18(1)	1,445	1,483
Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund,
5.38%, 10/1/29	3,395	3,804
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,841
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport,
5.00%, 10/1/44	4,000	4,543
JEA Electric System Revenue Refunding Bonds, Series B,
5.00%, 10/1/27	10,000	12,325

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.4% continued
Florida - 3.9% continued
JEA Water & Sewer System Subordinated Revenue Refunding Bonds, Series A,
5.00%, 10/1/31	$1,690	$2,044
5.00%, 10/1/32	3,495	4,209
Lee County School Board Refunding COPS,
5.00%, 8/1/22	800	907
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	1,320	1,550
5.00%, 10/1/32	3,890	4,480
Miami-Dade County Aviation Revenue Refunding Bonds, Series B,
5.00%, 10/1/37	650	748
Miami-Dade County School Board COPS, Series A,
5.00%, 5/1/32	5,000	5,593
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 10/1/20	3,000	3,283
5.25%, 10/1/22	2,500	2,881
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded,
5.00%, 10/1/21(1)	80	89
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 10/1/31	4,920	5,467
Reedy Creek Improvement District G.O. Limited Bonds, Series A,
5.25%, 6/1/29	5,000	5,804
5.25%, 6/1/30	5,000	5,796

		111,383

Georgia - 2.8%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, Prerefunded,
5.50%, 1/1/19(1)	10,000	10,396
Atlanta Water & Wastewater Revenue Refunding Bonds, Series A,
5.00%, 11/1/37	5,000	6,035
Forsyth County G.O. Unlimited Refunding Bonds,
5.00%, 3/1/29	2,705	3,405
Fulton County Development Authority Revenue Refunding Bonds, Georgia Tech Foundation CRC & Tech Square Projects,
5.00%, 11/1/26	6,420	7,907
5.00%, 11/1/29	1,000	1,233
Georgia State G.O. Unlimited Bonds, Series A-1,
5.00%, 2/1/27	15,000	18,832
Georgia State G.O. Unlimited Bonds, Series A-2,
5.00%, 2/1/30	2,500	3,092
Georgia State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/1/28	10,000	12,524
5.00%, 7/1/29	8,600	10,754
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.00%, 7/1/60	2,500	2,764
5.50%, 7/1/60	2,500	2,884

		79,826

Hawaii - 1.2%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	1,000	1,084
Hawaii State G.O. Unlimited Refunding Bonds, Series EP,
5.00%, 8/1/26	10,000	11,861
Honolulu City & County Variable G.O. Unlimited Refunding Bonds, Rail Transit Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.31%),
2.02%, 9/1/20(3)	5,000	5,000
Honolulu City & County Wastewater System Revenue Bonds, Senior Series A, First Bond Resolution,
5.00%, 7/1/27	3,310	3,980

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.4% continued
Hawaii - 1.2% continued
Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior Series B, First Bond Resolution,
5.00%, 7/1/27	$10,000	$12,025

		33,950

Idaho - 0.4%
Idaho State G.O. Unlimited TANS,
4.00%, 6/29/18	10,000	10,126

Illinois - 2.7%
Bourbonnais Industrial Project Revenue Bonds, Olivet Nazarene University Project, Prerefunded,
6.00%, 11/1/20(1)	1,500	1,671
Central Lake County Joint Action Water Agency G.O. Unlimited Refunding Bonds (AMBAC Insured),
6.00%, 2/1/19	645	674
Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,
5.25%, 1/1/34	2,500	2,835
Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT), Second Lien,
5.50%, 1/1/30	2,025	2,319
Chicago O’Hare International Airport General Revenue Bonds, Series C (AMT), Senior Lien,
5.25%, 1/1/27	500	570
Chicago O’Hare International Airport Revenue Bonds, Series E, Senior Lien,
5.00%, 1/1/26	5,000	6,050
Chicago O’Hare International Airport Revenue Refunding Bonds, Series B,
5.00%, 1/1/29	5,000	5,839
Cook County Sales Tax Revenue Refunding Bonds,
5.00%, 11/15/33	5,000	5,957
4.00%, 11/15/34	2,000	2,140
Cook, Kane, Lake & Mchenry Counties Community College District No. 512 G.O. Unlimited Refunding Bonds, William Rainey Harper College,
5.00%, 12/1/21	5,000	5,587
Illinois State Finance Authority Revenue Bonds, Northwestern Memorial Healthcare,
4.00%, 7/15/47	8,500	9,053
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.25%, 3/1/40	2,500	2,677
Illinois State Finance Authority Revenue Refunding Bonds, Series A, OSF Healthcare System,
5.00%, 11/15/35	1,500	1,694
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,455	1,626
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	7,000	7,510
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/1/37	3,000	3,540
5.00%, 1/1/40	2,500	2,875
Kendall Kane & Will Counties Community Unit School District No. 308 G.O. Unlimited Bonds, Series A,
5.00%, 2/1/29	2,000	2,144
Will County G.O. Unlimited Bonds,
4.00%, 11/15/36	3,000	3,207
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source,
5.25%, 6/1/36	2,500	2,913
Winnebago County Public Safety Sales Tax G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/30/24	5,000	5,631

		76,512

Indiana - 0.9%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/31	5,750	6,467
5.25%, 10/1/38	2,980	3,317

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.4% continued
Indiana - 0.9% continued
Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group,
5.00%, 12/1/40	$4,000	$4,598
Indiana University Revenue Refunding Bonds, Series A,
3.00%, 6/1/30	4,400	4,489
Merrillville Multi School Building Corp. First Mortgage Revenue Bonds (State Aid Withholding), Prerefunded,
5.25%, 1/15/18(1)	1,000	1,001
New Albany-Floyd County School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/34	2,925	3,447
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),
5.50%, 7/10/21	1,500	1,584
5.50%, 1/10/24	1,135	1,318

		26,221

Kentucky - 1.3%
Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 115,
5.00%, 4/1/30	7,500	8,782
Kentucky State Property & Buildings Commission Revenues Refunding Bonds, Series B, Project No. 112 (State Appropriation Insured),
5.00%, 11/1/27	10,000	11,796
Kentucky State Turnpike Authority Economic Development Road Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	5,240	6,353
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,
5.00%, 5/15/34	3,000	3,329
Trimble County Environmental Facilities Revenue Refunding Bonds, Louisville Gas and Electric Company Project,
3.75%, 6/1/33	5,000	5,107

		35,367

Louisiana - 0.3%
Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/15/24	2,825	3,270
Louisiana State Highway Improvement Revenue Bonds, Series A,
5.00%, 6/15/30	5,390	6,328

		9,598

Maryland - 4.5%
Anne Arundel County Consolidated General Improvement G.O. Limited Bonds,
5.00%, 4/1/27	5,805	7,017
Cecil County Consolidated Public Improvement Refunding G.O. Unlimited Bonds,
5.00%, 8/1/24	2,790	3,324
Howard County Consolidated Public Improvement Project G.O. Unlimited Refunding Bonds,
5.00%, 2/15/24	5,000	5,800
Maryland State Department of Transportation Consolidated Revenue Bonds, Third Issue,
4.00%, 12/15/25	5,000	5,573
Maryland State G.O. Unlimited Bonds, First Series,
4.00%, 6/1/25	1,500	1,698
Maryland State G.O. Unlimited Bonds, First Series B, Prerefunded,
4.50%, 3/15/19(1)	5,000	5,180
Maryland State G.O. Unlimited Bonds, Second Series B, Prerefunded,
5.00%, 8/1/22(1)	2,750	3,125
Maryland State G.O. Unlimited Bonds, Series A,
5.00%, 3/15/28	3,200	3,985
Maryland State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/24	6,000	7,186
5.00%, 8/1/25	1,000	1,222
5.00%, 8/1/26	26,560	33,001
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Lifebridge Health,
4.00%, 7/1/42	1,750	1,855

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.4% continued
Maryland - 4.5% continued
Maryland State Stadium Authority Revenue Bonds, Baltimore City Public Schools,
5.00%, 5/1/30	$2,000	$2,390
Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, Prerefunded,
4.00%, 7/1/19(1)	2,000	2,070
Montgomery County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/25	7,500	9,146
5.00%, 11/1/26	1,000	1,202
Montgomery County G.O. Unlimited Refunding Bonds, Series D,
4.00%, 11/1/26	10,000	11,637
4.00%, 11/1/29	8,345	9,571
Prince George’s Country Consolidated G.O. Limited Bonds, Series B, Public Improvement,
5.00%, 7/15/30	1,220	1,518
Saint Mary’s County G.O. Unlimited Bonds,
5.00%, 8/1/24	500	598
Washington Suburban Sanitary District G.O. Unlimited Refunding Bonds,
5.00%, 6/1/23	4,610	5,388
3.00%, 6/1/29	5,000	5,234

		127,720

Massachusetts - 2.5%
Massachusetts Bay Transportation Authority Assessment Revenue Bonds, Series A, Prerefunded,
5.25%, 7/1/18(1)	145	148
5.25%, 7/1/18(1)	355	362
Massachusetts State Development Finance Agency Broad Institute Revenue Refunding Bonds,
4.00%, 4/1/41	5,000	5,437
Massachusetts State Development Finance Agency Revenue Bonds, Series A, Harvard University, Prerefunded,
5.50%, 11/15/18(1)	1,220	1,263
Massachusetts State Development Finance Agency Revenue Bonds, Series B, Harvard University, Prerefunded,
5.00%, 10/15/20(1)	2,585	2,820
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,
4.00%, 7/1/41	2,000	2,127
5.00%, 7/1/47	2,000	2,336
Massachusetts State G.O. Limited Bonds, Series E,
3.00%, 12/1/27	2,500	2,546
Massachusetts State G.O. Limited Bonds, Series F, Prerefunded,
5.00%, 11/1/22(1)	5,820	6,680
5.00%, 11/1/22(1)	3,500	4,017
Massachusetts State G.O. Limited Refunding Bonds, Series B (AGM Insured),
5.25%, 9/1/25	3,500	4,318
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare,
5.25%, 7/1/19(1)	5,000	5,281
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Harvard University,
6.25%, 4/1/20	1,000	1,102
Massachusetts State Housing Finance Agency Revenue Refunding Bonds, Series 190, Single Family Housing,
3.65%, 12/1/42	7,500	7,541
Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan (AGM Insured),
5.50%, 6/1/18	500	508
5.50%, 6/1/21	500	563
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B,
5.00%, 8/1/26	5,000	5,409

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.4% continued
Massachusetts - 2.5% continued
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 8/1/26	$10,000	$12,559
Massachusetts State Water Resources Authority Revenue Bonds, Series A, Escrowed to Maturity,
6.50%, 7/15/19	495	513
Stoughton Municipal Purpose Loan G.O Limited Bonds,
3.00%, 10/15/32	4,325	4,325

		69,855

Michigan - 2.0%
Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	1,540	1,866
Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series A, (Q-SBLF Insured),
5.00%, 5/1/27	400	480
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.00%, 10/15/29	5,000	5,765
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.00%, 10/15/27	10,000	11,107
Michigan State Finance Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.00%, 10/1/25	3,970	4,555
5.00%, 10/1/29	5,000	6,099
Michigan State Finance Authority Hospital Revenue Refunding Bonds, Trinity Health Credit Group,
4.00%, 12/1/36	1,000	1,057
5.00%, 12/1/37	5,000	5,889
Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund, Unrefunded Balance,
4.75%, 10/1/23	345	346
Royal Oak Hospital Finance Authority Revenue Refunding Bonds, William Beaumont Hospital Credit Group,
5.00%, 9/1/39	3,000	3,346
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/34	3,400	3,975
Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured),
5.00%, 12/1/32	9,690	11,465

		55,950

Minnesota - 0.4%
Hennepin County G.O. Unlimited Bonds, Series A,
5.00%, 12/1/25	3,515	4,049
Minneapolis-Saint Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT),
5.00%, 1/1/22	2,500	2,579
Minnesota State G.O. Unlimited Bonds, Series A, Escrowed to Maturity,
5.00%, 10/1/20	75	82
Minnesota State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 8/1/25	2,000	2,440
Minnesota State Municipal Power Agency Electric Revenue Refunding Bonds, Series A,
5.00%, 10/1/29	1,000	1,180
Minnesota State Various Purpose G.O. Unlimited Bonds, Prerefunded,
5.00%, 8/1/22(1)	245	278

		10,608

Missouri - 0.3%
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B,
5.00%, 1/1/26	1,500	1,827

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.4% continued
Missouri - 0.3% continued
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, State Revolving Funds, Escrowed to Maturity,
5.00%, 7/1/23	$125	$145
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, State Revolving Funds, Prerefunded,
5.00%, 1/1/20(1)	5	5
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, State Revolving Funds, Unrefunded Balance,
5.00%, 1/1/22	5,055	5,385
Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
0.00%, 3/1/27(4)	2,100	1,637

		8,999

Nebraska - 0.3%
Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds,
5.00%, 1/15/27	3,760	4,569
Omaha Public Power District Electric Revenue Bonds, Series B,
5.00%, 2/1/34	3,000	3,348

		7,917

Nevada - 1.3%
Clark County G.O. Limited Refunding Bonds,
5.00%, 6/1/29	5,000	6,141
Clark County G.O. Limited Tax Bank Bonds, Prerefunded,
5.00%, 6/1/18(1)	2,500	2,537
Clark County Passenger Facility Charge Revenue Refunding Bonds (AMT), Las Vegas McCarran International Airport,
5.00%, 7/1/24	1,250	1,470
Clark County School District Building G.O. Limited Refunding Bonds, Series A,
4.00%, 6/15/36	2,600	2,777
Clark County School District Building G.O. Limited Refunding Bonds, Series C,
5.00%, 6/15/27	3,000	3,595
Clark County School District G.O. Limited Bonds, Series D,
5.00%, 6/15/28	3,045	3,632
Clark County School District Various Purpose Medium Term G.O. Limited Bonds,
3.00%, 6/15/25	3,930	4,045
Nevada State Capital Improvement & Cultural Affairs G.O. Limited Bonds, Series C, Prerefunded,
5.00%, 6/1/18(1)	8,000	8,118
Washoe County Highway Motor Vehicle Fuel TRB,
4.75%, 2/1/21	3,400	3,511

		35,826

New Hampshire - 0.2%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Prerefunded,
5.25%, 6/1/19(1)	5,000	5,256

New Jersey - 1.1%
Bergen County G.O. Unlimited Bonds (State Aid Withholding),
3.00%, 12/1/29	1,000	1,034
3.00%, 12/1/30	1,185	1,218
Cape May County G.O. Unlimited Bonds,
3.00%, 9/1/29	3,170	3,218
3.00%, 9/1/30	3,200	3,220
New Jersey State Turnpike Authority Revenue Refunding Bonds, Series G,
4.00%, 1/1/33	5,000	5,442
New Jersey State EDA Revenue Refunding Bonds, Series II, School Facilities Construction,
5.00%, 3/1/27	3,290	3,541

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.4% continued
New Jersey - 1.1% continued
New Jersey State Turnpike Authority Revenue Bonds, Series A,
4.00%, 1/1/35	$11,000	$11,752
Parsippany-Troy Hills Township G.O. Unlimited Bonds, Series ABCD,
3.00%, 9/15/27	1,665	1,738

		31,163

New Mexico - 0.2%
New Mexico State Finance Authority Revenue Bonds, Series C,
5.00%, 6/1/23	2,770	3,063
New Mexico State Finance Authority Senior Lien Public Project Revolving Revenue Refunding Bonds,
5.00%, 6/1/18	1,500	1,522

		4,585

New York - 12.1%
Long Island Power Authority Electric System Revenue Bonds, Series A, Prerefunded,
6.25%, 4/1/19(1)	5,000	5,292
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Green Bonds, Climate Bond Certified,
5.00%, 11/15/28	3,425	4,271
5.25%, 11/15/33	3,000	3,741
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B, Prerefunded,
5.00%, 11/15/19(1)	5,000	5,312
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding Bonds, Series A,
5.25%, 11/15/32	10,000	12,363
Metropolitan Transportation Authority Revenue Bonds, Series B-4,
5.00%, 11/15/19(2) (3)	1,175	1,246
Metropolitan Transportation Authority Revenue Bonds, Series G, Prerefunded,
5.25%, 11/15/20(1)	5,000	5,500
Metropolitan Transportation Authority Revenue Refunding Bonds, Series A-2 , Green Bonds,
5.00%, 11/15/22	1,500	1,717
Metropolitan Transportation Authority Revenue Refunding Bonds, Series D,
5.00%, 11/15/27	3,850	4,690
5.00%, 11/15/35	2,000	2,405
Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries C-1,
5.25%, 11/15/28	5,000	6,064
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds, Green Bonds, Climate Bond Certified,
5.00%, 11/15/26	550	673
Monroe County Industrial Development Corp. Revenue Refunding Bonds, Series B, University of Rochester Project,
5.00%, 7/1/26	2,500	3,074
New York City Housing Development Corporation MFH Revenue Refunding Bonds, Sustainable Neighborhood (FNMA Insured),
2.95%, 2/1/26(2) (3)	4,000	4,101
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.00%, 6/15/33	5,000	6,046
5.25%, 6/15/36	2,500	3,057
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/31	5,000	5,927
5.00%, 6/15/39	8,000	9,334
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Bonds, Series GG-1,
5.00%, 6/15/39	5,000	5,222
New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding),
5.00%, 7/15/26	10,000	11,109

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.4% continued
New York - 12.1% continued
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Prerefunded,
5.00%, 11/1/19(1)	$5	$5
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1,
5.00%, 5/1/38	2,500	2,614
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B-1,
2.00%, 8/1/18	5,000	5,016
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1,
5.00%, 2/1/23	10,380	11,706
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B,
5.00%, 11/1/25	1,000	1,117
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2016,
5.00%, 8/1/35	3,210	3,812
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2017,
5.00%, 2/1/38	5,000	5,934
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series B,
5.00%, 2/1/22	2,000	2,192
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Unrefunded Balance,
5.00%, 11/1/21	4,995	5,302
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds, Series C,
5.00%, 11/1/30	2,500	3,047
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B-1,
4.00%, 8/1/42	5,000	5,427
New York G.O. Unlimited Bonds, Series 1,
5.00%, 8/1/20	750	813
New York G.O. Unlimited Bonds, Series B-1,
5.25%, 10/1/30	10,005	12,548
New York G.O. Unlimited Bonds, Series D,
5.00%, 8/1/23	5,000	5,770
New York G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 11/1/25	5	5
New York G.O. Unlimited Bonds, Subseries C1, Fiscal 2008, Unrefunded Balance,
5.00%, 10/1/22	10	10
New York G.O. Unlimited Refunding Bonds, Series C,
4.00%, 8/1/34	5,000	5,501
New York G.O. Unlimited Refunding Bonds, Series E,
5.00%, 8/1/28	1,045	1,270
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Prerefunded,
5.25%, 10/1/19(1)	750	797
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,
5.25%, 10/1/23	340	360
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, School Districts Financing Program (AGM State Aid Withholding),
5.00%, 10/1/22	1,585	1,812

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.4% continued
New York - 12.1% continued
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Prerefunded,
5.25%, 10/1/19(1)	$3,910	$4,159
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Refunding Bonds, Series D,
5.00%, 2/15/26	5,000	6,102
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B, Education (AMBAC Insured),
5.50%, 3/15/30	7,040	9,301
New York State Dormitory Authority Personal Income TRB, Series 2017-A, Prerefunded,
5.00%, 2/15/19(1)	1,815	1,887
New York State Dormitory Authority Personal Income TRB, Series 2017-A, Unrefunded Balance,
5.00%, 2/15/39	115	119
New York State Dormitory Authority Personal Income TRB, Series B, Education, Prerefunded,
5.75%, 3/15/19(1)	16,000	16,809
New York State Dormitory Authority Sales TRB, Series A,
5.00%, 3/15/27	10,000	11,496
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds,
5.00%, 6/15/18	5,000	5,082
5.00%, 6/15/36	5,000	5,503
New York State Environmental Facilities Corp. State Personal Income TRB, Series A, Prerefunded,
5.25%, 12/15/18(1)	9,900	10,254
New York State Environmental Facilities Corp. State Personal Income TRB, Series A, Unrefunded Balance,
5.25%, 12/15/26	100	104
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR Insured),
5.00%, 4/1/21	7,465	7,988
New York State Urban Development Corp. Revenue Refunding Bonds, Series C, Personal Income Tax,
5.00%, 3/15/37	10,000	12,017
New York State Urban Development Corp. Revenue Refunding Bonds, Series D, Service Contract,
5.38%, 1/1/22	1,850	1,921
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 185 (AMT),
5.00%, 9/1/26	1,130	1,320
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/27	15,635	18,794
5.00%, 10/15/28	5,000	5,978
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A, Prerefunded,
5.00%, 5/15/25(1)	1,330	1,605
Triborough Bridge & Tunnel Authority Revenue Bonds, Series C-2, MTA Bridges & Tunnels,
5.00%, 11/15/42	5,000	6,009
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds, Series C-1, MTA Bridges & Tunnels,
5.00%, 11/15/26	10,270	12,752
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds,
5.00%, 12/15/41	5,000	6,080
Utility Debt Securitization Authority Revenue Refunding Bonds, Series B, Restructuring Bonds,
5.00%, 6/15/20	20,000	20,323

		341,805

North Carolina - 1.5%
Charlotte COPS, Series B,
3.00%, 6/1/22	20,330	20,352

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.4% continued
North Carolina - 1.5% continued
Charlotte G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/27	$3,500	$4,081
Greensboro Enterprise System Revenue Refunding Bonds, Series B, Green Bonds,
5.00%, 12/1/29	2,565	3,214
North Carolina State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/26	5,735	7,126
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 5/1/20(1)	5,000	5,370
University of North Carolina At Charlotte Revenue Bonds, Board of Governors,
4.00%, 10/1/36	1,280	1,390

		41,533

Ohio - 0.8%
Franklin County Revenue Bonds, Series A, Trinity Health Credit Group,
5.00%, 12/1/47	5,000	5,810
Northeast Regional Sewer District Revenue Refunding Bonds,
5.00%, 11/15/39	2,000	2,336
Ohio State Higher Education G.O. Unlimited Bonds, Series A,
5.00%, 5/1/28	5,000	6,040
Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,
4.00%, 1/1/36	250	271
Ohio State University Revenue Bonds, Series A,
5.00%, 12/1/39	5,000	5,882
Rocky River City School District G.O. Unlimited Refunding Bonds,
4.00%, 12/1/34	1,520	1,638

		21,977

Oklahoma - 0.5%
Oklahoma State Turnpike Authority Revenue Bonds, Series A,
4.00%, 1/1/33	1,000	1,096
Tulsa Public Facilities Authority Revenue Bonds,
3.00%, 6/1/27	5,000	5,210
3.00%, 6/1/29	3,000	3,068
3.00%, 6/1/30	5,000	5,083

		14,457

Oregon - 2.2%
Deschutes County Administrative School District No.1 G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/27	5,150	6,419
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 6/15/26	5,000	6,143
Multnomah County G.O. Limited Bonds,
5.00%, 6/1/28	2,650	3,308
5.00%, 6/1/30	1,940	2,398
5.00%, 6/1/31	5,185	6,373
Oregon State Board Education G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 8/1/20(1)	40	43
Oregon State Board Education G.O. Unlimited Bonds, Series A, Unrefunded Balance,
5.00%, 8/1/23	4,440	4,816
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A, Senior Lien,
5.00%, 11/15/30	4,950	5,902
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series B, Senior Lien,
5.00%, 11/15/27	6,020	7,532
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien,
5.00%, 11/15/26	1,695	2,105

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.4% continued
Oregon - 2.2% continued
Oregon State G.O. Limited TANS, Series A,
5.00%, 9/28/18	$15,000	$15,385
Washington County G.O. Limited Bonds,
5.00%, 3/1/25	1,500	1,815

		62,239

Pennsylvania - 1.4%
Montgomery County G.O. Unlimited Refunding Bonds,
5.00%, 3/1/22	915	1,033
Neshaminy School Disaster G.O. Limited Bonds, Series B (State Aid Withholding),
5.00%, 11/1/34	5,000	5,706
Northampton County General Purpose Authority College Revenue Refunding Bonds, Lafayette College,
5.00%, 11/1/34	3,000	3,581
Pennsylvania State Economic Development Financing Authority Revenue Refunding Bonds, Series A,
4.00%, 11/15/37	2,500	2,644
Pennsylvania State G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 1/1/26	10,000	11,937
3.00%, 1/1/31	2,500	2,487
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/37	5,000	5,857
Pennsylvania State Turnpike Commission Revenue Bonds, Series A,
5.00%, 12/1/38	5,000	5,755

		39,000

Rhode Island - 0.4%
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan,
5.00%, 10/15/27	2,630	2,995
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan,
5.00%, 8/1/21	1,000	1,110
Rhode Island State Clean Water Finance Agency Pollution Control Subordinated Revenue Refunding Bonds, Subseries A,
5.00%, 10/1/21	2,880	3,137
Rhode Island State Health & Educational Building Corporation Higher Education Facilities Revenue Refunding Bonds, Series A, Brown University,
5.00%, 9/1/29	3,525	4,390

		11,632

South Carolina - 1.2%
Brookland Cayce School District No. 2 G.O. Unlimited Bonds, Series C (SCSDE Insured),
4.00%, 3/1/39	2,000	2,184
Charleston County Capital Improvement Transportation Sales Tax G.O. Unlimited Bonds (State Aid Withholding), Prerefunded,
5.00%, 11/1/21(1)	2,500	2,789
Charleston County G.O. Unlimited Refunding Bonds, Series D (State Aid Withholding),
4.00%, 11/1/26	5,000	5,714
Lexington Waterworks and Sewer System Revenue Refunding Bonds,
4.00%, 6/1/41	2,500	2,715
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	4,915	5,876
Scago Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds,
5.00%, 12/1/25	500	584
South Carolina State G.O. Unlimited Bonds, Series B (State Aid Withholding),
5.00%, 4/1/29	790	993

TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.4% continued
South Carolina - 1.2% continued
South Carolina State Public Service Authority Revenue Bonds, Series A, Prerefunded,
5.50%, 1/1/19(1)	$950	$986
5.50%, 1/1/19(1)	11,050	11,471

		33,312

Tennessee - 1.1%
Knox County G.O. Unlimited Bonds,
4.00%, 6/1/28	1,000	1,131
Metropolitan Government of Nashville & Davidson County G.O. Unlimited and Improvement Bonds, Series C,
5.00%, 7/1/26	10,000	12,078
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A, Unrefunded Balance,
5.00%, 7/1/24	4,600	4,966
Tennessee Housing Development Agency Residential Finance Program Revenue Bonds, Series 2,
3.70%, 7/1/36	2,250	2,325
Tennessee State Energy Acquisition Corporation Revenue Bonds, Series A, Gas Project,
4.00%, 5/1/23(2) (3)	3,000	3,286
Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program,
3.75%, 1/1/19	435	442
4.05%, 7/1/20	445	465
4.13%, 7/1/21	1,520	1,575
Williamson County District School G.O. Unlimited Bonds,
5.00%, 4/1/25	1,000	1,216
5.00%, 4/1/27	3,680	4,607

		32,091

Texas - 9.7%
Austin G.O. Limited Refunding Bonds,
5.00%, 9/1/26	3,980	4,827
Brownsville Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/22	100	113
Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds, (PSF-Gtd.),
5.00%, 2/15/26	10,000	12,245
Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 12/1/26	1,000	1,196
Garland Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/24	5,000	5,486
Harris County Permanent Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 10/1/28	4,985	6,203
Houston G.O. Limited TRANS,
5.00%, 6/29/18	10,000	10,173
Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series (AGM Insured), Escrowed to Maturity,
4.75%, 1/1/28	6,175	7,096
Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded,
5.50%, 5/15/19(1)	5	5
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded,
5.50%, 5/15/19(1)	80	84
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-1, Prerefunded,
5.50%, 5/15/19(1)	5	5
Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Prerefunded,
5.50%, 5/15/19(1)	5	5
Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Unrefunded Balance,
5.50%, 5/15/33	1,905	1,997
North East Texas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/1/26	10,445	12,671

NORTHERN FUNDS QUARTERLY REPORT    17    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.4% continued
Texas - 9.7% continued
North Texas Tollway Authority Refunding Revenue Bonds, Series A, First Tier,
5.00%, 1/1/25	$1,800	$2,064
5.00%, 1/1/35	3,000	3,776
5.00%, 1/1/38	3,000	3,555
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier (BHAC-CR Insured), Prerefunded,
5.75%, 1/1/18(1)	10,000	10,000
North Texas Tollway Authority Revenue Refunding Bonds, Series B, Second Tier,
5.00%, 1/1/26	2,140	2,449
Round Rock Independent School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/27	2,050	2,559
San Antonio Electric & Gas Systems Variable Revenue Refunding Bonds, Subseries B,
2.00%, 12/1/21(2) (3)	1,500	1,519
Southwest Higher Education Authority Revenue Bonds, Southern Methodist University Project,
5.00%, 10/1/26	5,250	6,395
Texas State A&M University Financing System Revenue Bonds, Series D, Prerefunded,
5.00%, 5/15/23(1)	5,000	5,807
Texas State A&M University Financing System Revenue Refunding Bonds, Series E,
3.00%, 5/15/28	2,500	2,600
Texas State A&M University Financing System Taxable Revenue Refunding Bonds, Series B,
3.25%, 5/15/19	2,750	2,792
Texas State TRANS,
4.00%, 8/30/18	132,250	134,432
Texas State Transportation Commission G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/23	70	82
Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, Series A, First Tier,
5.00%, 4/1/22	5,000	5,666
Texas State Water Development Board Revenue Bonds, Series A,
5.00%, 4/15/29	3,000	3,736
4.00%, 4/15/38	17,500	19,160
5.00%, 10/15/40	3,000	3,532
University of Texas Permanent University Fund Revenue Refunding Bonds, Series B,
5.00%, 7/1/25	2,000	2,387

		274,617

Utah - 0.3%
Provo G.O. Unlimited Refunding Bonds,
5.00%, 1/1/26	1,000	1,226
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/26	1,500	1,819
Utah State G.O. Unlimited Bonds, Prerefunded,
5.00%, 7/1/22(1)	5,000	5,741

		8,786

Vermont - 0.1%
Vermont State G.O. Unlimited Bonds, Series B,
5.00%, 8/15/22	1,425	1,633

Virginia - 1.3%
Hampton Roads Sanitation District Wastewater Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	3,465	4,139
Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/22	1,360	1,530
Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
5.00%, 10/1/24	1,500	1,722
Richmond G.O. Unlimited Bonds, Series A (State Aid Withholding), Prerefunded,
5.00%, 3/1/23(1)	5,000	5,769
Upper Occoquan Sewage Authority Regional Revenue Refunding Bonds,
5.00%, 7/1/28	5,000	6,059

TAX-EXEMPT FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.4% continued
Virginia - 1.3% continued
Virginia State Commonwealth Transportation Board Federal Transportation Grant Revenue Refunding GANS,
5.00%, 9/15/27	$5,000	$6,236
Virginia State Commonwealth Transportation Board Revenue Refunding Bonds, Series A,
5.00%, 5/15/27	3,000	3,728
Virginia State G.O. Unlimited Bonds, Series A,
5.00%, 6/1/19	1,000	1,048
Virginia State Public Building Authority Public Facilities Revenue Refunding Bonds, Series A,
5.00%, 8/1/29	4,500	5,539
Virginia State Resources Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.50%, 10/1/22	1,000	1,170

		36,940

Washington - 1.4%
Benton & Klickitat Counties Prosser Consolidated School District No. 116-219 G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/28	2,100	2,585
Grant County Public Utility District No. 2 Electric System Revenue Refunding Bonds,
2.00%, 12/2/20(2) (3)	3,500	3,503
King County School District G.O. Unlimited Bonds (School Board Guaranty Program),
4.00%, 12/1/32	5,000	5,494
Port of Seattle Revenue Refunding Bonds, Series C (AMT), Intermediate Lien,
5.00%, 2/1/18	1,000	1,003
Seattle Municipal Light and Power Improvement Revenue Refunding & Improvement Bonds, Series A, Prerefunded,
5.00%, 2/1/21(1)	1,670	1,834
Seattle Municipal Light and Power Improvement Revenue Refunding & Improvement Bonds, Series C,
4.00%, 9/1/47	5,000	5,395
Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/28	7,500	9,282
Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services,
5.25%, 10/1/39	4,000	4,271
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	3,000	3,468
Washington State Various Purpose G.O. Unlimited Bonds, Series 2010E, Prerefunded,
4.00%, 2/1/20(1)	1,395	1,460

		38,295

West Virginia - 0.2%
West Virginia State EDA Lottery Special Obligations Limited Revenue Refunding Bonds,
5.00%, 6/15/25	4,090	4,923

Wisconsin - 2.6%
PMA Levy & Aid Program Revenue Notes, Series A,
2.00%, 10/19/18	7,805	7,836
Wisconsin State Environmental Improvement Fund Taxable Revenue Notes, Series B,
1.30%, 6/1/18	25,000	24,932
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2,
5.00%, 11/1/26	5,000	6,194
Wisconsin State G.O. Unlimited Refunding Bonds, Series 3,
5.00%, 11/1/28	5,000	6,203
Wisconsin State G.O. Unlimited Refunding Bonds, Series 4,
5.00%, 5/1/26	10,350	12,417
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/28	670	796

NORTHERN FUNDS QUARTERLY REPORT    19    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.4% continued
Wisconsin - 2.6% continued
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B1, Ascension Health Credit Group,
4.00%, 11/15/34	$5,000	$5,310
4.00%, 11/15/36	3,000	3,173
Wisconsin State Transportation Revenue Refunding Bonds, Series 2,
5.00%, 7/1/29	5,000	6,189

		73,050

Wyoming - 0.1%
Wyoming State Community Development Authority Housing Revenue Refunding Bonds, Series 5,
3.15%, 12/1/32	2,000	2,011

Total Municipal Bonds (Cost $2,368,379)		2,407,542

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 9.8%
Northern Institutional Funds - Municipal Portfolio,
1.45%(7) (8)	125,000,000	$125,000
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(7) (8)	151,994,192	151,994

Total Investment Companies (Cost $276,994)		276,994

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 4.0%
Alvin Independent Schoolhouse District G.O. Unlimited Bonds, Series B (PSF-Gtd.),
0.95%, 8/15/18(2) (3)	$3,000	$2,987
California State Educational Facilitiess Authority Variable Revenue Bonds,Series B, California Institute of Technology,
1.64%, 1/9/18(3) (5)	650	650
California State Floating G.O. Unlimited Bonds, Series A-2 (Bank of Montreal LOC),
1.63%, 1/2/18(3) (5)	7,200	7,200
Charleston County School District G.O. Unlimited Notes (SCSDE Insured),
5.00%, 3/1/18	1,500	1,509
Colorado State Educational Loan Program Revenue TRANS, Series A,
5.00%, 6/28/18	10,000	10,176
Connecticut State HFA Housing Mortgage Finance Program Revenue Refunding Bonds, Series F-4 (GNMA/FNMA/FHLMC Insured),
1.20%, 11/15/18(2) (3)	1,000	998
Erie County G.O. Limited RANS,
2.00%, 6/30/18	5,500	5,514
Lamar Consolidated Independent Schoolhouse District Variable G.O. Unlimited Bonds, Series A (PSF-Gtd.),
1.05%, 8/15/18(2) (3)	2,000	1,991
Los Angeles Department of Water & Power Variable Revenue Refunding Bonds, Subseries B-5,
1.64%, 1/9/18(3) (5)	2,500	2,500
Massachusetts State G.O. Limited RANS, Series A,
2.00%, 4/23/18	10,000	10,019
Massachusetts State G.O. Limited RANS, Series B,
2.00%, 5/21/18	10,000	10,023
Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series Y, Harvard University Issue,
1.67%, 1/9/18(3) (5)	10,000	10,000
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascension Health,
2.00%, 5/30/18(2) (3)	2,905	2,911
New York Adjustable G.O. Unlimited Bonds, Subseries A-4, Fiscal 2017 (Citibank LOC),
1.78%, 1/9/18(3) (5)	2,000	2,000
Philadelphia TRANS, Series A,
2.00%, 6/29/18	6,000	6,016
Triborough Bridge & Tunnel Authority General Revenue Variable Bonds, Series C (Bank of Tokyo-Mitsubishi UFJ LOC),
1.61%, 1/9/18(3) (5)	500	500
Triborough Bridge & Tunnel Authority General Variable Revenue Refunding Bonds, Subseries B-2 (Wells Fargo Bank LOC),
1.51%, 1/2/18(3) (5)	10,415	10,415

TAX-EXEMPT FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 4.0% continued
Triborough Bridge & Tunnel Authority Revenue BANS, Series A-1, Escrowed to Maturity,
2.00%, 2/15/18	$5,000	$5,003
Triborough Bridge & Tunnel Authority Revenue BANS, Series A-2, Partially Escrowed to Maturity,
2.00%, 2/15/18	15,000	15,011
University of North Carolina Chapel Hill Variable Revenue Bonds, Series C,
1.65%, 1/9/18(3) (5)	7,915	7,915

Total Short-Term Investments (Cost $113,463)		113,338

Total Investments - 99.2% (Cost $2,758,836)		2,797,874

Other Assets less Liabilities - 0.8%		22,414

NET ASSETS - 100.0%		$2,820,288

(1)	Maturity date represents the prerefunded date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of December 31, 2017 is disclosed. Maturity date represents the puttable date.
(4)	Zero coupon bond.
(5)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(6)	Step coupon bond. Rate as of December 31, 2017 is disclosed.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of December 31, 2017 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	18.5%
AA	47.4
A	11.1
A1+ (Short Term)	7.7
A1 (Short Term)	4.3
BBB	0.2
Not Rated	0.9
Cash Equivalents	9.9

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	9.9%
General	19.6
General Obligation	25.1
Higher Education	5.2
School District	6.0
Transportation	8.7
Water	9.6
All other sectors less than 5%	15.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    21    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued	DECEMBER 31, 2017 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$2,407,542	$—	$2,407,542
Investment Companies	276,994	—	—	276,994
Short-Term Investments	—	113,338	—	113,338

Total Investments	$276,994	$2,520,880	$—	$2,797,874

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Municipal Portfolio	$125,000	$—	$—	$659	$125,000	125,000
Northern Institutional Funds - U.S. Government Portfolio	117,686	1,431,077	1,396,769	1,039	151,994	151,994

Total	$242,686	$1,431,077	$1,396,769	$1,698	$276,994	276,994

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GANS - Grant Anticipation Notes

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HFA - Housing Finance Authority

IDA - Industrial Development Authority

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina School District Enhancement

SIFMA - Securities Industry And Financial Markets Association

TANS - Tax Anticipation Notes

TRANS - Tax Revenue Anticipation Notes

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.4%
Alabama - 0.6%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Refunding Bonds, Series B,
5.00%, 9/1/23	$5,000	$5,854

Arizona - 1.6%
Chandler G.O. Limited Refunding Bonds,
4.00%, 7/1/21	4,000	4,318
Maricopa County School District No. 3 Tempe Elementary G.O. Unlimited Bonds, Series C,
2.00%, 7/1/18	5,000	5,014
Maricopa County Unified School District No. 4 Mesa G.O. Limited Refunding Bonds,
4.00%, 7/1/19	2,000	2,071
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A, Prerefunded,
5.00%, 1/1/18(1)	1,500	1,500
Scottsdale G.O. Limited Refunding Bonds,
3.00%, 7/1/22	2,000	2,114

		15,017

California - 9.1%
California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AS, Escrowed to Maturity,
5.00%, 12/1/21	90	101
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, St. Joseph Health System,
5.00%, 10/18/22(2) (3)	2,500	2,848
California State School Cash Reserve Program Authority Revenue Notes, Series B,
3.00%, 6/29/18	5,000	5,039
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/18	10,000	10,264
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 11/1/20	8,000	8,742
5.00%, 11/1/24	10,000	11,983
Clovis Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/20	1,000	1,087
Elk Grove Unified School District Refunding COPS (BAM Insured),
5.00%, 2/1/18	2,415	2,422
Golden Empire Schools Financing Authority Lease Revenue Notes, Kern High School District,
4.00%, 5/1/18	2,225	2,244
Los Angeles County TRANS,
5.00%, 6/29/18	6,640	6,757
Los Angeles Department of Water & Power System Revenue Bonds, Series A,
5.00%, 7/1/19	5,000	5,256
Los Angeles TRANS,
5.00%, 6/28/18	5,000	5,087
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/25	10,000	12,250
San Francisco Bay Area Toll Bridge Authority Revenue Bonds,
2.00%, 4/1/24(2) (3)	5,000	5,005
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.13%, 4/1/19(1)	5,000	5,223
San Francisco City & County Road Repaving & Street Safety G.O. Unlimited Bonds, Series C,
5.00%, 6/15/18	1,385	1,408
Southern California Public Power Authority Revenue Refunding Bonds, Series 1, Magnolia Power Project,
2.00%, 7/1/20(2) (3)	925	932
Twin Rivers Unified School District G.O. Unlimited Refunding Bonds, Series B (AGM Insured),
5.00%, 8/1/23	515	604

		87,252

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.4% continued
Colorado - 0.7%
Adams Co. 12 Five Star Schools G.O. Unlimited Refunding Bonds, Series B (State Intercept Program),
5.00%, 12/15/19	$1,625	$1,731
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (AGC Insured), Prerefunded,
6.00%, 9/1/19(1)	5,000	5,363

		7,094

Connecticut - 2.9%
Connecticut State G.O. Unlimited Bonds, Series A, GAAP Conversion,
5.00%, 10/15/20	8,000	8,631
Connecticut State G.O. Unlimited Bonds, Series F,
5.00%, 11/15/23	3,900	4,456
Connecticut State G.O. Unlimited Refunding Bonds, Series G,
5.00%, 11/1/20	3,500	3,779
Connecticut State G.O. Unlimited Refunding Bonds, Series H,
5.00%, 11/15/20	2,500	2,702
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series 2013 A, Yale University,
1.00%, 7/1/19(2) (3)	1,175	1,163
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Bonds, Series A,
5.00%, 9/1/21	4,425	4,863
University of Connecticut Revenue Refunding Bonds, Series A,
2.50%, 1/15/18	2,075	2,076

		27,670

Delaware - 0.4%
New Castle County G.O. Unlimited Refunding Bonds,
5.00%, 10/1/18	3,445	3,537

District of Columbia - 0.2%
District of Columbia G.O. Unlimited Bonds, Series D,
5.00%, 6/1/24	2,000	2,370

Florida - 1.4%
Cape Coral Utility Improvement Special Assessment Refunding Bonds, Various Areas (AGM Insured),
1.40%, 9/1/18	745	744
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/23	3,845	4,490
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/20	5,000	5,400
JEA Electric System Revenue Refunding Bonds, Series A-Three,
5.00%, 10/1/19	1,275	1,352
Sarasota County Infrastructure Sales Surtax Revenue Refunding Bonds,
5.00%, 10/1/21	1,000	1,118

		13,104

Georgia - 3.6%
Atlanta & Fulton County Recreation Authority Revenue Refunding & Park Improvement Bonds, Series A,
5.00%, 12/1/19	380	404
Cherokee County School System G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 8/1/20	2,160	2,342
Cherokee County School System G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 8/1/20	1,000	1,085
5.00%, 8/1/21	1,785	1,989
DeKalb County Water & Sewerage Revenue Refunding Bonds, Second Resolution,
5.00%, 10/1/20	1,250	1,360
Forsyth County G.O. Unlimited Refunding Bonds,
5.00%, 3/1/25	1,345	1,627
Forsyth County School District G.O. Unlimited Bonds,
5.00%, 2/1/19	1,000	1,038
5.00%, 2/1/20	1,000	1,070

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.4% continued
Georgia - 3.6% continued
Fulton County Facilities Corp. COPS, Public Purpose Project,
5.00%, 11/1/18	$2,505	$2,576
Georgia State G.O. Unlimited Bonds, Series A-1,
5.00%, 2/1/24	5,000	5,933
Georgia State G.O. Unlimited Refunding Bonds, Series C-1,
4.00%, 1/1/25	2,165	2,477
Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A,
5.00%, 6/1/18	5,000	5,071
Henry County School District G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 8/1/19	5,270	5,551
Macon-Bibb County Sales Tax G.O. Unlimited Bonds,
5.00%, 12/1/23	1,500	1,757

		34,280

Hawaii - 2.6%
Hawaii State G.O. Unlimited Bonds, Series EH,
5.00%, 8/1/19	3,810	4,010
Hawaii State G.O. Unlimited Refunding Bonds, Series EF,
5.00%, 11/1/21	5,000	5,599
Hawaii State G.O. Unlimited Refunding Bonds, Series EZ,
5.00%, 10/1/23	8,000	9,376
Honolulu City & County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 10/1/21	5,000	5,596

		24,581

Idaho - 0.6%
Canyon County School District No. 134 Middleton G.O. Unlimited Refunding Bonds (Idaho Sales Tax Guaranty Insured),
5.00%, 9/15/20	1,045	1,138
Idaho State G.O. Unlimited TANS,
4.00%, 6/29/18	5,000	5,063

		6,201

Illinois - 2.9%
Chicago Transit Authority Capital Grant Receipts Revenue Refunding Bonds, State of Good Repair,
4.00%, 6/1/19	2,500	2,571
Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source,
5.00%, 6/1/22	1,150	1,302
Cook County School District No. 144 Prairie Hills G.O. Limited Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 12/1/20(1)	500	547
DuPage County Community High School District No. 108 G.O. Unlimited Refunding Bonds,
4.00%, 1/1/19	1,000	1,023
Illinois State Finance Authority Clean Water Initiative Revenue Bonds,
5.00%, 7/1/19	5,440	5,709
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series A,
5.00%, 12/1/19	3,500	3,715
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series B,
5.00%, 12/1/18	1,000	1,031
Peoria Variable G.O. Unlimited Refunding Bonds, Series A,
2.15%, 1/9/18(3) (4)	5,000	5,000
Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured),
5.00%, 2/1/21	6,260	6,775

		27,673

Indiana - 0.8%
Crown Point Multi-School Building Corp. First Mortgage Revenue Refunding Bonds (State Intercept Program),
5.00%, 7/15/24	1,025	1,208
Indiana Finance Authority Water Utility Revenue Bonds, Second Lien, Citizens Energy Group,
2.95%, 10/1/22	1,750	1,818

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.4% continued
Indiana - 0.8% continued
Indiana State Finance Authority Highway Revenue Refunding Bonds, Series C,
5.00%, 12/1/23	$1,500	$1,766
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series A,
5.00%, 1/1/21	1,490	1,635
Sunman Dearborn Intermediate School Building Corp. First Mortgage Revenue Refunding Bonds (State Intercept Program),
4.00%, 1/15/18	1,335	1,336

		7,763

Kansas - 0.9%
Johnson County Internal Improvement G.O. Unlimited Bonds, Series A,
5.00%, 9/1/21	835	932
Johnson County Unified School District No. 233 G.O. Unlimited Bonds, Series A,
5.00%, 9/1/24	1,000	1,186
Kansas State Department of Transportation Highway Revenue Bonds, Series A,
5.00%, 9/1/25	2,100	2,555
Wichita G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/18	2,230	2,281
Wichita G.O. Unlimited Temporary Notes, Series 286,
1.10%, 10/13/18	1,250	1,245

		8,199

Kentucky - 0.6%
Kentucky State Rural Water Finance Corp. Public Project Construction Revenue BANS, Series E-1,
3.00%, 11/1/18	1,000	1,011
Kentucky State Turnpike Authority Economic Development Road Revenue Bonds, Series A, Revitalization Projects,
5.00%, 7/1/18	4,500	4,575

		5,586

Louisiana - 0.9%
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, LCTCS Act 360 Project (BAM Insured),
5.00%, 10/1/25	2,495	2,978
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Delta Campus Facilities Corp. Project (BAM Insured),
5.00%, 10/1/25	2,525	3,008
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman’s Hospital Foundation Project,
5.00%, 10/1/24	1,200	1,398
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman’s Hospital Foundation Project (BAM Insured),
5.00%, 10/1/25	1,150	1,373

		8,757

Maryland - 6.8%
Anne Arundel County Consolidated General Improvements G.O. Limited Bonds,
5.00%, 4/1/18	2,915	2,940
Anne Arundel County G.O. Limited Refunding Bonds,
5.00%, 10/1/25	2,805	3,424
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 8/1/19	5,000	5,266
Baltimore County Consolidated Public Improvement G.O. Unlimited Refunding Bonds,
5.00%, 8/1/22	6,410	7,341
Baltimore County Metropolitan District 77th Issue G.O. Unlimited Bonds,
5.00%, 8/1/23	1,395	1,637

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.4% continued
Maryland - 6.8% continued
Baltimore County Public Improvement G.O. Unlimited Bonds,
5.00%, 2/1/19	$5,000	$5,188
Baltimore Wastewater Projects Revenue Bonds, Series C,
5.00%, 7/1/21	1,330	1,479
Baltimore Water Project Revenue Bonds, Series A,
5.00%, 7/1/20	1,000	1,080
Charles County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 10/1/20	1,935	2,110
5.00%, 10/1/21	2,035	2,282
Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Escrowed to Maturity,
4.00%, 8/1/20	235	248
Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Unrefunded Balance,
4.00%, 8/1/20	4,985	5,285
Howard County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/15/19	3,735	3,880
Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, Second Series,
4.50%, 8/1/20	3,000	3,218
Maryland State G.O. Unlimited Bonds, Second Series B, Prerefunded,
5.00%, 8/1/22(1)	3,000	3,409
Maryland State G.O. Unlimited Bonds, Series A,
5.00%, 3/15/23	5,000	5,810
Montgomery County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/23	3,860	4,511
Washington Suburban Sanitary District G.O. Unlimited Refunding Bonds,
5.00%, 6/1/24	5,000	5,975

		65,083

Massachusetts - 1.3%
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,
5.00%, 7/1/24	1,500	1,761
Massachusetts State G.O. Limited Bonds, Series B, Consolidated Loan, Green Bonds,
5.00%, 4/1/25	4,300	5,192
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.00%, 8/1/19	1,000	1,053
Massachusetts State Water Resources Authority General Revenue Bonds, Series J (AGM Insured),
5.50%, 8/1/20	2,000	2,194
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 8/1/25	2,200	2,716

		12,916

Michigan - 1.6%
Eaton Rapids Public Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/20	800	858
Kentwood Public Schools G.O. Unlimited Refunding Bonds,
4.00%, 5/1/18	2,340	2,359
Michigan State Finance Authority Clean Water State Revolving Fund Revenue Refunding Bonds,
5.00%, 10/1/20	2,805	3,058
Michigan State Finance Authority State Revolving Fund Subordinate Revenue Refunding Bonds,
5.00%, 10/1/19	2,755	2,917
Michigan State Municipal Bond Authority Clean Water Revolving Fund Revenue Bonds,
5.00%, 10/1/19	1,635	1,730
Thornapple Kellogg School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/19	325	339

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.4% continued
Michigan - 1.6% continued
University of Michigan Revenue Refunding Bonds, Series A,
5.00%, 4/1/20	$1,350	$1,450
Utica Community Schools Building & Site G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/19	1,340	1,396
Western Michigan University General Revenue Refunding Bonds,
5.00%, 11/15/19	850	901

		15,008

Minnesota - 4.1%
Edina Independent School District No. 273 Building G.O. Unlimited Refunding Bonds, Series B (School District Credit Program),
5.00%, 2/1/18	4,310	4,322
Hastings Independent School District No. 200 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 2/1/21	1,550	1,701
Hennepin County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 12/1/21	3,000	3,373
Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/21	4,000	4,459
5.00%, 10/1/25	4,940	6,042
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
5.00%, 10/1/21	2,030	2,273
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F,
5.00%, 10/1/19	10,075	10,658
Olmsted County G.O. Unlimited Bonds, Series A,
4.00%, 2/1/21	1,545	1,653
Park Rapids Independent School District No. 309 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 2/1/20	1,410	1,504
Rochester Wastewater G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/1/19	1,475	1,531
Washington County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/1/24	1,355	1,604

		39,120

Missouri - 1.0%
Columbia School District G.O. Unlimited Refunding Bonds,
5.00%, 3/1/26	3,025	3,643
Jackson County Reorganized School District No. 7 Lees Summit G.O. Unlimited Refunding Bonds,
3.00%, 3/1/18	1,365	1,369
Metropolitan Saint Louis Sewer District Waste Water System Revenue Refunding & Improvement Bonds, Series A,
5.00%, 5/1/24	1,040	1,235
Springfield Public Utility Revenue Refunding Bonds,
5.00%, 8/1/21	3,000	3,342

		9,589

Nebraska - 0.7%
Lancaster County School District No.1 G.O. Limited Refunding Bonds,
5.00%, 1/15/25	3,935	4,712
Omaha Public Power District Electric System Revenue Refunding Bonds, Series B,
5.00%, 2/1/19	2,000	2,075

		6,787

Nevada - 1.4%
Clark County School District G.O. Limited Refunding Bonds, Series B,
5.00%, 6/15/18	2,215	2,250
Clark County School District G.O. Limited Refunding Bonds, Series D,
5.00%, 6/15/23	5,000	5,765
Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series C,
5.00%, 9/15/21	3,260	3,643
Washoe County School District G.O. Limited Tax Refunding Bonds, Series A,
4.00%, 6/1/19	1,825	1,883

		13,541

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.4% continued
New Hampshire - 0.2%
Portsmouth Capital Improvement Loan G.O. Unlimited Bonds,
5.00%, 6/1/21	$1,590	$1,769

New Jersey - 4.2%
Burlington County Bridge Commission Lease Revenue Notes, Series A,
2.00%, 4/24/18	5,905	5,914
Burlington County G.O. Unlimited Bonds, Series A,
2.50%, 1/15/24	2,100	2,155
Essex County Improvement Authority Revenue Refunding Bonds (County Gtd.),
2.00%, 12/15/23	10,000	10,006
New Jersey State EDA Revenue Refunding Bonds, School Facilities Construction, Escrowed to Maturity,
5.00%, 9/1/18	7,775	7,955
New Jersey State EDA Revenue Refunding Bonds, School Facilities Construction, Unrefunded Balance,
5.00%, 9/1/18	1,325	1,351
New Jersey State Housing & Mortgage Finance Agency Multifamily Revenue Refunding Bonds, Series B,
2.00%, 5/1/21	2,000	1,996
Parsippany-Troy Hills Township G.O. Unlimited Bonds, Series ABCD,
2.50%, 9/15/24	5,650	5,773
Union County G.O. Unlimited Bonds, Escrowed to Maturity,
3.00%, 3/1/19	80	81
Union County G.O. Unlimited Bonds, Series B,
2.00%, 3/1/20	500	501
Union County G.O. Unlimited Bonds, Series B, Escrowed to Maturity,
3.00%, 3/1/20	55	57
Union County G.O. Unlimited Bonds, Series B, Unrefunded Balance,
3.00%, 3/1/20	147	151
Union County G.O. Unlimited Bonds, Unrefunded Balance,
3.00%, 3/1/19	4,235	4,305
Union County Vocational Technology School G.O. Unlimited Bonds (School Board Resource Fund Insured),
3.00%, 3/1/18	460	461

		40,706

NewMexico - 0.9%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B,
5.00%, 7/1/21	1,675	1,862
New Mexico State Finance Authority Revenue Refunding Bonds, Series E,
5.00%, 6/1/20	2,845	3,066
New Mexico State University Revenue Refunding & Improvement Bonds, Series B, Escrowed to Maturity,
5.00%, 4/1/18	1,240	1,251
5.00%, 4/1/19	1,285	1,339
New Mexico State University Revenue Refunding & Improvement Bonds, Series B, Unrefunded Balance,
5.00%, 4/1/19	1,425	1,483

		9,001

New York - 5.1%
Long Beach City School District G.O. Unlimited Bonds (State Aid Withholding),
3.00%, 5/1/18	4,015	4,037
Metropolitan Transportation Authority Revenue Bonds, Subseries A-1,
5.00%, 11/15/18	3,540	3,646
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds, Green Bonds, Climate Bond Certified,
5.00%, 11/15/24	5,375	6,393
Monroe County Industrial Development Agency School Facilities Revenue Bonds, Rochester Schools Modernization (State Aid Withholding),
5.00%, 5/1/18	1,000	1,012
New York G.O. Unlimited Bonds, Series G,
5.00%, 8/1/19	5,000	5,261

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.4% continued
New York - 5.1% continued
New York G.O. Unlimited Bonds, Subseries G-1,
5.00%, 4/1/21	$1,475	$1,627
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Refunding Bonds, Series A,
5.00%, 2/15/23	10,000	11,552
New York State Environmental Facilities Corp. Clean & Drinking Water Subordinated Revenue Refunding Bonds, New York City Municipal Water Finance Authority Projects,
5.00%, 6/15/24	1,525	1,826
New York State Urban Development Corp. Personal Income TRB, Series D,
5.00%, 3/15/20	2,850	3,057
New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/21	4,750	5,238
Port Authority of New York and New Jersey Consolidated Revenue Refunding Bonds, Series 205,
5.00%, 11/15/25	1,150	1,405
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds, Series C-1, MTA Bridges & Tunnels,
5.00%, 11/15/25	1,850	2,261
5.00%, 11/15/26	1,680	2,086

		49,401

North Carolina - 1.4%
Forsyth County G.O. Unlimited Bonds,
5.00%, 5/1/20	890	959
Guilford County G.O. Unlimited Refunding Bonds,
5.00%, 3/1/24	3,435	4,084
Mecklenburg County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/1/19	3,410	3,603
Wake County School G.O. Unlimited Bonds, Series A,
5.00%, 2/1/18	5,100	5,114

		13,760

Ohio - 3.1%
Butler County Hospital Facilities Revenue Refunding Bonds, UC Health,
5.00%, 11/15/24	1,500	1,744
5.00%, 11/15/25	3,080	3,622
Columbus G.O. Unlimited Bonds, Series A,
2.00%, 8/15/20	1,375	1,386
Columbus G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 7/1/19	5,000	5,256
Columbus Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/15/19	2,550	2,691
Cuyahoga County Sales Tax Revenue Refunding Bonds,
5.00%, 12/1/21	1,115	1,255
Gallia County Local School Improvement District G.O. Unlimited Refunding Bonds (School District Credit Program),
5.00%, 11/1/20	750	817
Hamilton City School District Various Purpose G.O. Unlimited Refunding Bonds (School District Credit Program),
5.00%, 12/1/20	1,770	1,929
Ohio State Common Schools G.O. Unlimited Bonds, Series B,
5.00%, 6/15/19	5,000	5,246
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/15/21	2,350	2,626
Ohio State Fresh Water Development Authority Revenue Bonds, Series A,
5.00%, 6/1/19	2,000	2,097
Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,
5.00%, 1/1/25	1,000	1,195

		29,864

Oklahoma - 0.3%
Oklahoma State Turnpike Authority Second Senior Revenue Refunding Bonds, Series D,
5.00%, 1/1/24	1,000	1,176

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.4% continued
Oklahoma - 0.3% continued
Tulsa County Industrial Authority Capital Improvements Revenue Bonds,
4.00%, 12/1/18	$1,270	$1,297

		2,473

Oregon - 3.4%
Clackamas County G.O. Unlimited Bonds, Series B,
5.00%, 6/1/25	1,425	1,729
Deschutes County Administrative School District No.1 G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/26	2,935	3,606
Greater Albany School District No. 8J G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/25	1,625	1,965
Klamath Falls City Schools G.O. Unlimited Bonds, Series A (School Board Guaranty Program),
5.00%, 6/15/21	1,925	2,134
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 6/15/24	3,915	4,670
Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series C,
5.00%, 4/1/22	2,000	2,267
Oregon State G.O. Limited TANS, Series A,
5.00%, 9/28/18	7,500	7,693
Oregon State G.O. Unlimited Bonds, Series L,
5.00%, 11/1/20	1,740	1,900
5.00%, 11/1/21	905	1,015
Oregon State University System G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/20	2,020	2,191
Portland G.O. Unlimited Bonds, Series A, Public Safety Project,
5.00%, 6/15/22	1,165	1,330
Tualatin Hills Park & Recreation District G.O. Unlimited Refunding Bonds,
5.00%, 6/1/20	1,665	1,798

		32,298

Pennsylvania - 0.2%
Bethlehem Area School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
5.00%, 2/1/23	1,055	1,203
Hempfield School District Lancaster County G.O. Unlimited Bonds, Series A (State Aid Withholding),
3.00%, 10/15/18	300	304

		1,507

South Carolina - 2.7%
Clover School District No. 2 G.O. Unlimited Refunding Bonds (SCSDE Insured),
5.00%, 3/1/22	1,820	2,055
Horry County School District G.O. Unlimited Refunding Bonds (SCSDE Insured),
5.00%, 3/1/18	5,705	5,738
Lexington County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (SCSDE Insured),
5.00%, 3/1/19	2,120	2,204
Richland County School District No. 1 G.O. Unlimited Refunding Bonds, Series C (SCSDE Insured),
5.00%, 3/1/21	2,000	2,200
Spartanburg County School District No. 1 G.O. Unlimited Refunding Bonds, Series D (SCSDE Insured),
5.00%, 3/1/20	2,040	2,184
5.00%, 3/1/21	2,300	2,529
Spartanburg County School District No. 6 G.O. Unlimited BANS,
5.00%, 9/27/18	7,500	7,693
York County School District No. 1 G.O. Unlimited Bonds, Series A (SCSDE Insured), Prerefunded,
5.25%, 3/1/19(1)	1,330	1,388

		25,991

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.4% continued
Tennessee - 0.7%
Rutherford County G.O. Unlimited Bonds,
5.00%, 4/1/25	$2,850	$3,447
Tennessee State School Bond Authority Revenue Refunding Bonds, Higher Educational Facilities Second Program (State Intercept Program),
5.00%, 11/1/21	2,125	2,381
Williamson County District School G.O. Unlimited Bonds, Series A,
5.00%, 4/1/20	1,000	1,075

		6,903

Texas - 6.7%
Dallas Waterworks & Sewer System Revenue Refunding Bonds, Series A,
5.00%, 10/1/22	1,125	1,288
Dickinson Independent School District Variable G.O. Unlimited Refunding Bonds (PSF-Gtd.),
1.35%, 8/1/19(2) (3)	2,000	1,986
Eagle Mountain & Saginaw Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
2.00%, 8/1/19(2) (3)	2,500	2,507
Houston G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/24	2,000	2,344
Houston Independent School District G.O. Limited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/24	3,800	4,475
Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/23	2,500	2,881
Houston Independent Schoolhouse District G.O. Limited Bonds, Series A-2 (PSF-Gtd.),
3.00%, 6/1/19(2) (3)	2,250	2,289
Laredo G.O. Limited Refunding Bonds,
5.00%, 2/15/23	3,595	4,134
Mckinney Independent School District School Building G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/25	1,800	2,160
North Texas Tollway Authority Refunding Revenue Bonds, Series A, First Tier,
5.00%, 1/1/22	3,690	4,131
North Texas Tollway Authority Revenue Refunding Bonds, Series B, Second Tier,
5.00%, 1/1/26	1,000	1,144
North Texas Tollway Authority Revenue Refunding Bonds, Series F, Second Tier, Prerefunded,
5.75%, 1/1/18(1)	4,550	4,550
Northside Texas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
2.13%, 8/1/20(2) (3)	2,245	2,246
Plano Independent School District School Building G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/23	5,000	5,771
Richardson G.O. Limited Refunding Bonds,
4.00%, 2/15/18	1,000	1,003
San Antonio Electric & Gas Systems Variable Revenue Refunding Bonds, Subseries B,
2.00%, 12/1/21(2) (3)	2,000	2,026
Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/18	3,620	3,716
Texas State TRANS,
4.00%, 8/30/18	15,300	15,552
West Harris County Regional Water Authority System Revenue Refunding Bonds, Series A,
5.00%, 12/15/21	500	560

		64,763

Utah - 1.9%
Box Elder County School District G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 7/15/23	1,000	1,169
Davis County School District G.O. Unlimited Refunding Bonds, Series B (School Board Guaranty Program),
5.00%, 6/1/23	2,815	3,274

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.4% continued
Utah - 1.9% continued
Davis County School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Program),
5.00%, 6/1/18	$7,540	$7,649
Granite School District Salt Lake County G.O. Unlimited Refunding Bonds, Series B (School Board Guaranty Program),
5.00%, 6/1/25	1,400	1,691
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 10/1/19(1)	425	450
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, Unrefunded Balance,
5.00%, 10/1/27	45	48
5.00%, 10/1/28	30	32
Nebo School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Program),
4.00%, 7/1/23	2,265	2,516
Tooele County School District G.O. Unlimited Refunding Bonds, Series B (School Board Guaranty Program),
5.00%, 6/1/19	1,675	1,754

		18,583

Virginia - 6.4%
Arlington County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 2/15/18	255	256
5.00%, 2/15/19	305	317
Lynchburg Public Improvement G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 6/1/18	2,990	3,034
Norfolk G.O. Unlimited Refunding Bonds, Series B,
5.00%, 10/1/25	1,275	1,551
Norfolk G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding),
5.00%, 8/1/22	4,100	4,676
Portsmouth G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/15/24	1,000	1,191
Virginia State College Building Authority Educational Facilities Public Higher Education Revenue Refunding Bonds, Series B (State Intercept Program),
5.00%, 9/1/23	4,290	5,003
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series D, 21st Century College (State Intercept Program),
5.00%, 2/1/23	1,285	1,482
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects,
5.00%, 5/15/18	3,465	3,511
5.00%, 5/15/20	8,170	8,793
Virginia State Public Building Authority Public Facilities Revenue Bonds, Series A,
5.00%, 8/1/22	3,505	3,997
Virginia State Public School Authority School Financing Revenue Bonds, Series C (State Aid Withholding),
5.00%, 8/1/21	1,260	1,401
Virginia State Public School Authority School Financing Revenue Refunding Bonds (State Aid Withholding),
5.00%, 8/1/23	10,000	11,668
Virginia State Public School Authority School Financing Revenue Refunding Bonds, Series C (State Aid Withholding),
5.00%, 8/1/19	10,000	10,527
Virginia State Resources Authority Clean Water Revolving Fund Revenue Refunding Bonds,
5.00%, 10/1/20	3,500	3,812

		61,219

Washington - 4.7%
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3,
5.00%, 7/1/18	10,230	10,410

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.4% continued
Washington - 4.7% continued
King & Snohomish Counties School District No. 417 Northshore G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/18	$2,500	$2,557
5.00%, 12/1/20	2,000	2,188
Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/21	750	841
Snohomish County School District No. 332 Granite Falls G.O. Unlimited Refunding Bonds, Series A (School Board Guaranty Program),
4.00%, 12/1/19	1,000	1,041
University of Washington Revenue Refunding Bonds, Series B,
5.00%, 6/1/21	1,400	1,553
Washington Federal Highway Grant Anticipation Revenue Bonds, Series C, Senior 520 Corridor Program,
5.00%, 9/1/18	4,750	4,858
Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A,
5.00%, 1/1/18	5,200	5,200
Washington State Various Purpose G.O. Unlimited Bonds, Series D,
5.00%, 2/1/21	9,795	10,782
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2015,
5.00%, 7/1/21	3,000	3,340
Whatcom County School District No. 501 Bellingham G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/20	2,170	2,374

		45,144

Wisconsin - 0.8%
Central Brown County Water Authority System Revenue Refunding Bonds, Series A,
5.00%, 11/1/20	200	217
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/25	6,125	7,409

		7,626

Total Municipal Bonds (Cost $856,347)		857,990

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.8%
Northern Institutional Funds - Municipal Portfolio,
1.45%(5) (6)	25,000,000	$25,000
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(5) (6)	2,137,708	2,138

Total Investment Companies (Cost $27,138)		27,138

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.4%
Colorado State General Fund Revenue TRANS, Series A,
4.00%, 6/27/18	$10,000	$10,123
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3,
5.00%, 7/1/18	2,260	2,300
Kenosha Unified School District No.11 Tax and Revenue Anticipation Promissory Notes,
3.00%, 2/22/18	2,500	2,506
Lamar Consolidated Independent Schoolhouse District Variable G.O. Unlimited Bonds, Series A (PSF-Gtd.),
1.05%, 8/15/18(2) (3)	3,500	3,484
Madison Metropolitan School District TRANS,
2.00%, 9/6/18	10,000	10,032
Massachusetts State G.O. Limited RANS, Series A,
2.00%, 4/23/18	7,160	7,174
Miami-Dade County School District G.O. Limited Notes TANS,
2.00%, 2/27/18	5,000	5,005

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.4% continued
New Mexico State University Revenue Refunding & Improvement Bonds, Series B, Unrefunded Balance,
5.00%, 4/1/18	$1,375	$1,387
Northside Texas Independent School District Building Variable G.O. Unlimited Bonds (PSF-Gtd.),
1.35%, 6/1/18(2) (3)	3,345	3,340
Ohio State Water Development Authority Water Pollution Control Loan Fund Revenue Refunding Bonds, Water Quality,
5.00%, 6/1/18	2,190	2,223
PMA Levy & Aid Program Revenue Notes, Series A,
2.00%, 7/20/18	3,800	3,811
Prescott Valley Municipal Property Water System Revenue Refunding Bonds, Senior Lien (AGM Insured),
4.50%, 1/1/18	500	500
South Carolina Association of Governmental Organizations COPS, Series A (SCSDE Insured),
3.00%, 3/1/18	5,000	5,012
South Carolina State Association of Governmental Organizations COPS, Series D (SCSDE Insured),
3.00%, 3/1/18	5,000	5,012
Triborough Bridge & Tunnel Authority Revenue BANS, Series A-1, Escrowed to Maturity,
2.00%, 2/15/18	9,700	9,707

Total Short-Term Investments (Cost $71,754)		71,616

Total Investments - 99.6% (Cost $955,239)		956,744

Other Assets less Liabilities - 0.4%		3,417

NET ASSETS - 100.0%		$960,161

(1)	Maturity date represents the prerefunded date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of December 31, 2017 is disclosed. Maturity date represents the puttable date.
(4)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2017 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	21.8%
AA	54.1
A	8.3
A1+ (Short Term)	7.8
A1 (Short Term)	1.8
BBB	0.2
Not Rated	3.2
Cash Equivalents	2.8

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Education	6.7%
General	12.3
General Obligations	37.6
School District	21.7
Transportation	7.2
All other sectors less than 5%	14.5

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued	DECEMBER 31, 2017 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$857,990	$—	$857,990
Investment Companies	27,138	—	—	27,138
Short Term Investments	—	71,616	—	71,616

Total Investments	$27,138	$929,606	$—	$956,744

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Municipal Portfolio	$25,000	$—	$—	$132	$25,000	25,000
Northern Institutional Funds - U.S. Government Portfolio	72,902	357,813	428,577	459	2,138	2,138

Total	$97,902	$357,813	$428,577	$591	$27,138	27,138

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

BAM - Build America Mutual

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

EDA - Economic Development Authority

G.O. - General Obligation

Gtd. - Guaranteed

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina State Department of Education

TANS - Tax Anticipation Notes

TRANS - Tax Revenue Anticipation Notes

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6%
Alabama - 0.2%
Auburn University General Fee Revenue Refunding Bonds, Series A,
4.00%, 6/1/41	$1,000	$1,071
Birmingham Convertible G.O. Unlimited CABS, Series A,
5.00%, 3/1/27(1)	1,000	1,140

		2,211

Arizona - 1.5%
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/42	1,365	1,629
Arizona State Transportation Board Highway Revenue Bonds, Series B, Prerefunded,
5.00%, 7/1/18(2)	5,000	5,087
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/36	1,000	1,074
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/39	5,000	5,797
Student & Academic Services LLC Lease Revenue Bonds, Northern Arizona Capital Facilities (BAM Insured),
5.00%, 6/1/44	2,000	2,233

		15,820

California - 10.8%
Brentwood Infrastructure Financing Authority Water Revenue Bonds, Prerefunded,
5.75%, 7/1/18(2)	1,500	1,532
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	3,200	3,956
5.25%, 8/1/31	5,000	6,094
6.25%, 11/1/34	2,830	3,074
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/30	2,525	3,064
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/39	5,000	5,873
California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, Chf-Irvine LLC,
5.00%, 5/15/32	1,000	1,171
Carlsbad Unified School District G.O. Unlimited Convertible Bonds, Series B, Election of 2006,
1.78%, 5/1/34(1)	2,500	2,866
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/29	4,350	5,174
5.00%, 8/1/31	14,690	17,354
Los Angeles Department of Water & Power System Revenue Bonds, Series E,
5.00%, 7/1/35	2,750	3,223
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A,
5.00%, 7/1/31	1,445	1,705
Los Angeles TRANS,
5.00%, 6/28/18	5,000	5,087
Los Angeles Unified School District G.O. Unlimited Bonds, Series F,
5.00%, 1/1/34	1,000	1,050
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/30	1,500	1,833
Modesto Irrigation District Capital Improvements COPS, Series A,
5.75%, 10/1/29	7,020	7,372
Newport Mesa Unified School District G.O. Unlimited CABS Refunding Bonds,
0.00%, 8/1/41(3)	2,000	819
Norwalk-La Mirada Unified School District G.O. Unlimited Bonds, Series B,
4.00%, 8/1/47	2,000	2,157

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6% continued
California - 10.8% continued
Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/28	$1,000	$1,208
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,280	1,380
San Diego Unified School District Convertible G.O. Unlimited Refunding CABS, Series R-2,
0.78%, 7/1/40(1)	5,000	4,412
0.76%, 7/1/41(1)	4,050	3,566
San Diego Unified School District G.O. Unlimited Refunding CABS, Series K-2,
0.00%, 7/1/38(3)	4,200	1,967
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.00%, 4/1/19(2)	5,000	5,215
San Francisco Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series A,
2.95%, 4/1/26(4) (5)	2,500	2,620
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,760
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series B,
5.00%, 5/1/47	1,000	1,187
San Francisco City & County Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	5,000	5,242
San Jose Unified School District Santa Clara County G.O. Unlimited CABS, Series C, Election of 2002 (NATL Insured),
0.00%, 8/1/30(3)	2,500	1,743
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(2)	1,100	1,261
Solano County Community College District G.O. Unlimited Bonds, Series A, Election of 2012,
1.44%, 8/1/41(1)	3,200	2,917
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded,
5.50%, 8/1/18(2)	7,000	7,166

		115,123

Colorado - 4.0%
Adams County School District No. 1 G.O. Unlimited Bonds, Mapleton Public Schools (State Aid Withholding),
5.25%, 12/1/40	5,000	6,043
Cherry Creek School District No. 5 G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/15/32	2,000	2,394
Colorado Sate Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/40	2,500	2,935
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Series C (State Higher Education Intercept Program),
4.00%, 3/1/47	3,000	3,234
Colorado State Board Of Governors University Enterprise System Revenue Refunding Bonds, Series E (State Higher Education Intercept Program),
4.00%, 3/1/43	5,000	5,408
Colorado State School Of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	1,000	1,184
Colorado State School Of Mines Institutional Enterprise Revenue Refunding Bonds, Series C (State Higher Education Intercept Program),
4.00%, 12/1/42	2,500	2,669
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/29	3,000	3,198
5.25%, 11/15/36	5,000	5,327

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6% continued
Colorado - 4.0% continued
Denver City & County Board of Water Commissioners Water Revenue Bonds, Series A, Green Bonds,
5.00%, 9/15/47	$2,045	$2,463
Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,
5.00%, 8/1/42	1,500	1,756
El Paso County School District No. 12 Cheyenne Mountain G.O. Unlimited Bonds (State Aid Withholding),
5.25%, 9/15/38	5,000	5,935

		42,546

Connecticut - 0.3%
Connecticut State Special Tax Obligation Revenue Bonds, Series A,
5.00%, 8/1/34	3,000	3,397

District of Columbia - 3.0%
District of Columbia G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/38	1,000	1,170
District of Columbia University Revenue Bonds, Series D, Georgetown University (BHAC-CR Insured), Prerefunded,
5.50%, 10/1/18(2)	1,010	1,040
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, Prerefunded,
5.50%, 10/1/18(2)	20,000	20,594
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series B, Subordinate Lien,
5.00%, 10/1/36	5,000	5,879
District of Columbia Water & Sewer Authority Public Utility Subordinate Revenue Bonds, Series A, Green Bonds,
5.00%, 10/1/45	2,500	2,914

		31,597

Florida - 7.4%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/42	2,500	2,933
Broward County Airport System Revenue Bonds, Series C,
5.25%, 10/1/43	5,000	5,818
Broward County Airport System Revenue Refunding Bonds, Series O,
5.38%, 10/1/29	510	542
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/24	1,235	1,365
5.00%, 9/1/25	1,000	1,103
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT),
5.00%, 9/1/23	2,500	2,723
Central Florida Expressway Authority Revenue Refunding Bonds,
5.00%, 7/1/38	1,250	1,486
4.00%, 7/1/41	2,500	2,684
Florida State Board of Public Education Lottery Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	5,000	6,276
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, Prerefunded,
6.25%, 10/1/19(2)	3,000	3,241
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,841
JEA Electric System Revenue Refunding Bonds, Series B,
5.00%, 10/1/30	2,250	2,729
Miami Beach Water & Sewer Revenue Refunding Bonds,
5.00%, 9/1/47	2,000	2,363
Miami-Dade County Aviation Revenue Bonds, Miami International, Prerefunded,
5.50%, 10/1/20(2)	605	666
Miami-Dade County Aviation Revenue Bonds, Miami International, Unrefunded Balance,
5.50%, 10/1/29	1,895	2,078

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6% continued
Florida - 7.4% continued
Miami-Dade County Aviation Revenue Refunding Bonds,
5.00%, 10/1/41	$450	$528
Miami-Dade County Aviation Revenue Refunding Bonds (AMT),
5.00%, 10/1/27	2,000	2,349
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/38	5,000	5,738
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A,
5.00%, 7/1/39	4,025	4,604
Miami-Dade County Transit System Sales Surtax Revenue Bonds,
5.00%, 7/1/42	10,000	11,048
Miami-Dade County Transit System Sales Surtax Revenue Refunding Bonds,
4.00%, 7/1/36	2,770	2,996
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded,
5.00%, 10/1/21(2)	75	84
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 10/1/31	4,925	5,472
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Bonds,
5.00%, 10/1/38	5,000	5,714
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,
5.00%, 10/1/36	1,750	2,089

		79,470

Georgia - 3.3%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, Prerefunded,
5.50%, 1/1/19(2)	7,500	7,797
Atlanta Water & Wastewater Revenue Refunding Bonds, Series A,
5.00%, 11/1/37	2,000	2,414
Georgia State G.O. Unlimited Bonds, Series A, Tranche 2,
5.00%, 2/1/27	3,075	3,783
Georgia State G.O. Unlimited Bonds, Series A-2,
5.00%, 2/1/30	2,500	3,092
Georgia State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/1/28	4,890	6,124
Georgia State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 12/1/28	5,160	6,413
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.00%, 7/1/60	2,500	2,764
5.50%, 7/1/60	2,500	2,884

		35,271

Hawaii - 1.7%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	4,000	4,337
Hawaii State G.O. Unlimited Bonds, Series FK,
5.00%, 5/1/29	3,000	3,696
Honolulu City & County G.O. Unlimited Bonds, Series D, Prerefunded,
5.25%, 9/1/19(2)	1,000	1,059
Honolulu City & County Variable G.O. Unlimited Refunding Bonds, Rail Transit Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%),
2.01%, 9/1/20(5)	3,500	3,500
University of Hawaii Revenue Bonds, Series A,
5.25%, 10/1/34	5,000	5,312

		17,904

Idaho - 0.2%
Idaho State Heallth Facilities Authority Hospital Revenue Refunding Bonds, Trinity Health Credit Group,
5.00%, 12/1/47	1,750	2,033

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6% continued
Illinois - 8.7%
Bourbonnais Industrial Project Revenue Bonds, Olivet Nazarene University Project, Prerefunded,
6.00%, 11/1/20(2)	$1,335	$1,487
Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,
5.25%, 1/1/34	2,500	2,835
Chicago O’Hare International Airport General Revenue Bonds, Series D, Senior Lien,
5.00%, 1/1/39	1,015	1,138
Chicago O’Hare International Airport General Revenue Refunding Bonds, Series B, Senior Lien,
5.00%, 1/1/41	3,100	3,566
Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge,
5.00%, 1/1/23	2,000	2,255
Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source,
5.00%, 6/1/35	5,000	5,642
Cook County Sales Tax Revenue Refunding Bonds,
4.00%, 11/15/34	5,085	5,440
Cook, Kane, Lake & Mchenry Counties Community College District No. 512 G.O. Unlimited Refunding Bonds, William Rainey Harper College,
5.00%, 12/1/21	3,385	3,783
Illinois Educational Facilities Authority Revenue Bonds, Field Museum Of Natural History,
3.90%, 11/1/36	1,740	1,781
Illinois State Finance Authority Revenue Bonds, Northwestern Memorial Healthcare,
4.00%, 7/15/47	5,000	5,325
Illinois State Finance Authority Revenue Bonds, Northwestern University,
5.00%, 12/1/28	1,500	1,904
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.25%, 3/1/40	2,500	2,677
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, Prerefunded,
6.00%, 3/1/19(2)	4,850	5,100
Illinois State Finance Authority Revenue Bonds, Series A, DePaul University, Prerefunded,
6.13%, 4/1/21(2)	5,000	5,692
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,000	1,117
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	4,750	5,096
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/1/40	2,000	2,300
5.00%, 1/1/42	5,000	5,849
Illinois State Toll Highway Authority Revenue Bonds, Series B (BHAC-CR Insured), Prerefunded,
5.50%, 1/1/18(2)	5,000	5,000
Illinois State Toll Highway Authority Revenue Bonds, Series B, Prerefunded,
5.50%, 1/1/18(2)	10,500	10,500
Kane County Forest Preserve District G.O. Unlimited Bonds, Series A,
3.25%, 12/15/32	2,905	2,979
Regional Transportation Authority Revenue Bonds, Series A (AGM Insured),
5.75%, 6/1/34	3,400	4,527
Springfield Water Revenue Bonds,
5.50%, 3/1/32	2,300	2,315
Will County G.O. Unlimited Bonds,
4.00%, 11/15/36	2,000	2,138

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6% continued
Illinois - 8.7% continued
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source,
5.25%, 6/1/36	$2,500	$2,913

		93,359

Indiana - 0.6%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/38	3,150	3,507
Indianapolis Gas Utility Revenue Refunding Bonds, Series B (NATL Insured),
3.50%, 6/1/18	3,280	3,306

		6,813

Kentucky - 1.0%
Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 115,
5.00%, 4/1/30	2,500	2,928
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,
5.00%, 5/15/34	2,000	2,219
4.00%, 5/15/40	1,735	1,843
Trimble County Environmental Facilities Revenue Refunding Bonds, Louisville Gas and Electric Company Project,
3.75%, 6/1/33	3,500	3,575

		10,565

Louisiana - 1.1%
East Baton Rouge Parish Sewer Commission Revenue Bonds, Series A, Prerefunded,
5.25%, 2/1/19(2)	5,000	5,200
Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University of Louisiana,
4.00%, 12/15/50	1,000	1,060
Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),
5.00%, 12/1/41	5,000	5,811

		12,071

Maryland - 1.4%
Howard County G.O. Unlimited Bonds, Series A,
5.00%, 2/15/30	1,000	1,237
Maryland State G.O. Unlimited Bonds, Series A,
5.00%, 3/15/28	2,100	2,615
5.00%, 3/15/31	3,440	4,216
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Lifebridge Health,
5.00%, 7/1/44	1,100	1,276
Maryland State Stadium Authority Revenue Bonds, Baltimore City Public Schools,
5.00%, 5/1/30	1,000	1,195
Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, Prerefunded,
4.00%, 7/1/19(2)	2,500	2,587
Montgomery County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 11/1/26	1,000	1,202
Washington Suburban Sanitary District G.O. Unlimited Refunding Bonds,
3.00%, 6/1/29	1,035	1,083

		15,411

Massachusetts - 5.7%
Massachusetts Bay Transportation Authority Assessment Revenue Refunding Bonds, Series A,
5.00%, 7/1/41	2,800	3,125
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B,
5.25%, 7/1/33	1,900	2,458
Massachusetts State College Building Authority, Revenue Bonds, Series B, Green Bonds (State Intercept Program),
5.00%, 5/1/39	1,000	1,163
Massachusetts State Development Finance Agency Broad Institute Revenue Refunding Bonds,
5.00%, 4/1/37	1,000	1,206
4.00%, 4/1/41	2,000	2,175

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6% continued
Massachusetts - 5.7% continued
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,
4.00%, 7/1/41	$1,000	$1,063
Massachusetts State G.O. Limited Bonds, Series F, Prerefunded,
5.00%, 11/1/22(2)	10,000	11,478
Massachusetts State G.O. Limited Refunding Bonds, Series A,
5.00%, 7/1/30	6,000	7,252
Massachusetts State Housing Finance Agency Revenue Bonds, Series C,
3.90%, 12/1/42	1,000	1,043
Massachusetts State Housing Finance Agency Revenue Bonds, Series H,
4.40%, 12/1/46	1,000	1,067
Massachusetts State Housing Finance Agency Revenue Refunding Bonds, Series 190, Single Family Housing,
3.65%, 12/1/42	2,500	2,514
Massachusetts State Port Authority Revenue Bonds, Series A,
5.00%, 7/1/40	2,725	3,180
Massachusetts State School Building Authority Senior Dedicated Sales TRB, Series A,
5.00%, 5/15/43	3,015	3,383
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 14, State Revolving Fund, Prerefunded,
5.00%, 8/1/19(2)	10,000	10,529
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program,
6.00%, 8/1/19	3,000	3,209
University of Massachusetts Building Authority Project Revenue Bonds, Senior Series 1,
5.00%, 11/1/44	5,000	5,790

		60,635

Michigan - 2.4%
Grand Rapids Public Schools Building & Site G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 5/1/25	1,000	1,193
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I,
5.00%, 4/15/38	2,000	2,329
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.50%, 10/15/45	2,565	2,876
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.38%, 10/15/36	5,000	5,610
Michigan State Building Authority Revenue Refunding Bonds, Series I,
5.00%, 4/15/36	1,000	1,178
Michigan State Finance Authority Hospital Revenue Refunding Bonds, Trinity Health Credit Group,
4.00%, 12/1/36	1,000	1,057
Michigan State Finance Authority Revenue Refunding Bonds, Series H-1,
5.00%, 10/1/39	3,200	3,530
Royal Oak Hospital Finance Authority Revenue Refunding Bonds, William Beaumont Hospital Credit Group,
5.00%, 9/1/39	2,000	2,231
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	2,000	2,309
Wayne County Airport Authority Revenue Refunding Bonds, Series G,
5.00%, 12/1/34	2,625	3,069

		25,382

Minnesota - 0.0%
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Long-Term Facilities Maintenance (School District Credit Program),
5.00%, 2/1/28	275	340

Mississippi - 0.2%
Mississippi State Development Bank Special Obligation Revenue Bonds, Rankin County School District Bond Project,
5.00%, 6/1/31	1,155	1,396

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6% continued
Mississippi - 0.2% continued
Mississippi State University Educational Building Corp. Revenue Refunding Bonds, Mississippi State University Facilities Refinancing,
4.00%, 8/1/43	$1,000	$1,060

		2,456

Missouri - 0.5%
Metropolitan Saint Louis Sewer District Waste Water System Revenue Refunding & Improvement Bonds, Series A,
5.00%, 5/1/42	1,000	1,203
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,
5.00%, 5/1/33	1,000	1,185
Missouri State Health & Educational Facilities Authority Saint Louis University Revenue Bonds, Series A,
5.00%, 10/1/38	2,500	2,911

		5,299

Nebraska - 1.3%
Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children’s Hospital Obligated Group,
5.00%, 11/15/36	1,000	1,170
5.00%, 11/15/37	1,000	1,168
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
4.00%, 2/1/42	3,000	3,245
5.00%, 2/1/42	3,000	3,611
Omaha Public Power District Electric Revenue Bonds, Series A, Prerefunded,
5.50%, 2/1/18(2)	2,500	2,508
Omaha Public Power District Electric Revenue Bonds, Series B,
5.00%, 2/1/34	2,210	2,466

		14,168

Nevada - 2.4%
Clark County Flood Control G.O. Limited Refunding Bonds,
3.00%, 11/1/38	5,000	4,841
Clark County Airport System Revenue Bonds, Series C, Subordinate Lien (AGM Insured),
5.00%, 7/1/26	1,670	1,752
Clark County G.O. Limited Tax Bank Bonds, Prerefunded,
5.00%, 6/1/18(2)	2,500	2,537
Clark County School District Building G.O. Limited Refunding Bonds, Series A,
5.00%, 6/15/26	3,080	3,718
Clark County School District G.O. Limited Refunding Bonds, Series C,
5.00%, 6/15/35	3,000	3,558
4.00%, 6/15/37	2,460	2,629
Nevada System of Higher Education Community College Revenue Bonds,
4.00%, 7/1/47	5,000	5,338
Washoe County Highway Fuel TRB,
5.00%, 2/1/43	1,750	1,804

		26,177

New Hampshire - 1.6%
New Hampshire State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 3/1/27	5,000	6,026
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Prerefunded,
5.25%, 6/1/19(2)	11,000	11,562

		17,588

New Jersey - 0.7%
New Jersey State Turnpike Authority Revenue Bonds, Series A,
4.00%, 1/1/35	7,000	7,478

New Mexico - 0.2%
New Mexico State Mortgage Finance Authority SFM Class 1 Revenue Bonds, Series C-2 (GNMA/FNMA/FHLMC Insured),
5.00%, 9/1/26	1,600	1,637

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6% continued
New York - 15.2%
Hudson Yards Infrastructure Corp. Second Indenture Revenue Refunding Bonds, Series A,
5.00%, 2/15/38	$3,000	$3,568
Long Island Power Authority General Electric System Revenue Bonds, Series A, Prerefunded,
6.00%, 5/1/19(2)	5,000	5,293
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Green Bonds, Climate Bond Certified,
5.25%, 11/15/33	2,000	2,494
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A, Prerefunded,
5.50%, 11/15/18(2)	10,000	10,343
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B, Prerefunded,
5.00%, 11/15/19(2)	5,000	5,312
Metropolitan Transportation Authority Revenue Bonds, Series G, Prerefunded,
5.25%, 11/15/20(2)	5,000	5,500
Metropolitan Transportation Authority Revenue Refunding Bonds, Series D,
5.00%, 11/15/35	1,000	1,203
Metropolitan Transportation Authority Revenue Refunding Bonds, Series D-1,
5.00%, 11/15/33	3,000	3,528
Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries C-1,
5.00%, 11/15/34	2,000	2,350
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009, Prerefunded,
5.75%, 6/15/18(2)	2,305	2,349
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009, Unrefunded Balance,
5.75%, 6/15/40	7,695	7,843
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB, Second Generation, Fiscal 2013,
5.00%, 6/15/47	2,500	2,822
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series CC-1, Fiscal 2018,
4.00%, 6/15/37	5,000	5,469
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second Generation Resolution, Fiscal 2017,
5.00%, 6/15/46	5,000	5,905
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.25%, 6/15/36	2,000	2,445
5.00%, 6/15/39	1,800	2,152
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/39	2,000	2,333
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1,
5.00%, 5/1/38	2,500	2,614
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2017,
5.00%, 2/1/38	3,000	3,560
5.00%, 2/1/40	3,000	3,555
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds, Series C,
5.00%, 11/1/33	3,000	3,615
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, Series A-3,
4.00%, 8/1/42	3,500	3,799

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6% continued
New York - 15.2% continued
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B-1,
4.00%, 8/1/42	$3,600	$3,907
New York City Transitional Finance Authority Subordinate Revenue Bonds, Subseries B-1,
5.00%, 11/1/34	500	597
New York G.O. Unlimited Bonds, Series B-1,
5.25%, 10/1/31	5,000	6,236
New York G.O. Unlimited Bonds, Series I, Subseries 1-I,
5.00%, 3/1/28	1,510	1,749
New York G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/26	5	6
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Prerefunded,
5.25%, 10/1/19(2)	785	834
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,
5.25%, 10/1/23	345	366
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Prerefunded,
5.25%, 10/1/19(2)	3,870	4,117
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A-2, Columbia University,
5.00%, 10/1/46	500	704
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Memorial Sloan Kettering Cancer Center,
4.00%, 7/1/47	2,000	2,145
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, New York University,
5.00%, 7/1/29	2,000	2,458
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B,
5.00%, 2/15/37	2,530	3,039
New York State Dormitory Authority Personal Income TRB, Series B, Education, Prerefunded,
5.75%, 3/15/19(2)	11,980	12,586
New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/26	1,000	1,208
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds,
5.00%, 6/15/41	10,000	10,981
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series B, Revolving Funds Pooled Financing Program, Escrowed to Maturity,
5.50%, 4/15/35	5,000	6,991
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA/FNMA Insured),
4.15%, 11/1/47	1,000	1,052
New York State Thruway Authority Revenue Bonds, Series J,
5.00%, 1/1/27	50	58
New York State Urban Development Corp. Personal Income TRB, Series A-1,
5.00%, 3/15/43	2,000	2,252
New York State Urban Development Corp. Revenue Refunding Bonds, Series C, Personal Income Tax,
5.00%, 3/15/37	2,000	2,403

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6% continued
New York - 15.2% continued
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/28	$2,500	$2,989
5.00%, 10/15/29	2,000	2,387
Triborough Bridge & Tunnel Authority Revenue Bonds, Series A,
5.00%, 11/15/35	2,305	2,777
Triborough Bridge & Tunnel Authority Revenue Bonds, Series C-2, MTA Bridges & Tunnels,
5.00%, 11/15/42	2,500	3,005

		162,899

North Carolina - 1.5%
Charlotte COPS, Series B,
3.00%, 6/1/22	2,000	2,002
North Carolina State Eastern Municipal Power Agency System Revenue Bonds, Series A, Escrowed to Maturity,
6.50%, 1/1/18	2,655	2,655
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL-IBC Insured), Escrowed to Maturity,
6.00%, 1/1/22	6,015	7,005
Raleigh Durham Airport Authority Revenue Refunding Bonds, Series A (AMT),
5.00%, 5/1/32	1,500	1,785
University of North Carolina At Charlotte General Revenue Refunding Bonds, Series A,
4.00%, 10/1/40	2,225	2,422

		15,869

Ohio - 0.8%
Akron Income Tax Revenue Refunding Bonds, Community Learning Centers,
4.00%, 12/1/32	1,300	1,422
Franklin County Revenue Bonds, Series A, Trinity Health Credit Group,
5.00%, 12/1/47	1,250	1,453
Northeast Regional Sewer District Revenue Refunding Bonds,
5.00%, 11/15/39	945	1,104
Ohio State G.O. Unlimited Bonds, Series T,
5.00%, 5/1/32	2,625	3,202
Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,
4.00%, 1/1/36	1,000	1,082

		8,263

Oklahoma - 0.8%
Oklahoma State Turnpike Authority Second Senior Revenue Bonds, Series C,
4.00%, 1/1/42	5,000	5,441
University of Oklahoma Special Obligations Limited Revenue Bonds,
4.00%, 7/1/47	3,240	3,436

		8,877

Oregon - 1.5%
Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A, (School Board Guaranty Program),
0.00%, 6/15/38(3)	7,500	3,378
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	1,100	1,313
Oregon State G.O. Limited TANS, Series A,
5.00%, 9/28/18	5,000	5,128
Oregon State Health & Science University Revenue Refunding Bonds, Series B,
5.00%, 7/1/38	2,035	2,378
Port of Portland Airport Revenue Bonds, Series 24A,
5.00%, 7/1/47	1,000	1,173
Washington Multnomah & Yamhill Counties Hillsboro School District No. 1J G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/35	2,000	2,411

		15,781

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6% continued
Pennsylvania - 1.0%
Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,
5.00%, 5/1/32	$820	$957
5.00%, 5/1/35	865	1,005
Montgomery County G.O. Unlimited Bonds, Series A,
3.00%, 7/1/33	580	589
Pennsylvania State Economic Development Financing Authority Revenue Refunding Bonds, Series A,
4.00%, 11/15/37	2,500	2,644
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
4.00%, 8/15/42	5,000	5,299
Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 118-B,
4.10%, 10/1/45	570	588

		11,082

South Carolina - 2.3%
Clemson School University Higher Education Revenue Bonds, Series B,
3.00%, 5/1/31	1,775	1,793
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	5,880	7,030
South Carolina State Public Service Authority Revenue Bonds, Series A, Prerefunded,
5.50%, 1/1/19(2)	13,000	13,496
South Carolina State Public Service Authority Revenue Refunding Bonds, Series C,
5.00%, 12/1/46	2,000	2,249

		24,568

Tennessee - 0.0%
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,
3.38%, 7/1/38	145	147
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B,
3.95%, 1/1/38	310	322

		469

Texas - 8.3%
Austin Electric Utility System Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	500	602
Brushy Creek Regional Utility Authority Contract Revenue Refunding Bonds, Regional Water Treatment and Distribution,
3.75%, 8/1/38	500	520
Dallas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
6.38%, 2/15/18(2)	5,000	5,028
Frisco Independent School District Building G.O. Unlimited Bonds, Series A (PSF-Gtd.), Prerefunded,
6.00%, 8/15/18(2)	5,000	5,141
Grand Prairie Independent School District G.O. Unlimited Refunding CABS, Prerefunded,
0.00%, 8/15/18(6)	12,505	5,890
Harris County Cultural Education Facilities Finance Corp. Thermal Utility Revenue Refunding Bonds, TECO Project,
4.00%, 11/15/35	1,445	1,546
Houston G.O. Limited Refunding Bonds, Series A,
4.00%, 3/1/36	2,500	2,707
Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, Prerefunded,
6.25%, 5/15/18(2)	10,000	10,176
Lower Colorado River Authority Revenue Refunding Bonds,
5.00%, 5/15/39	2,500	2,809
North Texas Tollway Authority Refunding Revenue Bonds, Series A, First Tier,
5.00%, 1/1/35	1,025	1,290
5.00%, 1/1/39	2,500	2,960

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.6% continued
Texas - 8.3% continued
Texas State TRANS,
4.00%, 8/30/18	$40,750	$41,422
Texas State Water Development Board Revenue Bonds, Series A,
4.00%, 4/15/38	2,500	2,737
Ysleta Independent School District G.O. Unlimited Bonds, School Building (PSF-Gtd.),
5.00%, 8/15/45	5,000	5,854

		88,682

Utah - 0.4%
Provo G.O. Unlimited Refunding Bonds,
5.00%, 1/1/26	500	613
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/42	3,000	3,492

		4,105

Virginia - 0.1%
Norfolk G.O. Unlimited Bonds, Series A,
5.00%, 10/1/41	500	594
Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
5.00%, 10/1/24	500	574

		1,168

Washington - 1.2%
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,
5.00%, 12/1/40	560	653
Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/28	2,500	3,094
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services,
5.00%, 10/1/38	5,000	5,649
Washington State Housing Finance Commission Revenue Refunding Bonds, Single Family Program,
3.70%, 12/1/34	90	94
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	2,000	2,312
Washington State University Revenue Refunding Bonds,
5.00%, 4/1/40	1,320	1,525

		13,327

Wisconsin - 2.1%
PMA Levy & Aid Program Revenue Notes, Series A,
2.00%, 10/19/18	5,000	5,020
Wisconsin State Environmental Improvement Fund Taxable Revenue Notes, Series B,
1.30%, 6/1/18	9,000	8,975
Wisconsin State G.O. Unlimited Refunding Bonds, Series 3,
5.00%, 11/1/32	5,000	6,090
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B1, Ascension Health Credit Group,
4.00%, 11/15/36	2,295	2,427

		22,512

Wyoming - 0.2%
Wyoming State Community Development Authority Housing Revenue Refunding Bonds, Series 5,
3.15%, 12/1/32	1,735	1,745

Total Municipal Bonds (Cost $995,769)		1,024,098

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.4%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(7) (8)	14,886,333	$14,886

Total Investment Companies (Cost $14,886)		14,886

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.7%
Massachusetts State G.O. Limited RANS, Series A,
2.00%, 4/23/18	$3,000	$3,006

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.7% continued
Triborough Bridge & Tunnel Authority Revenue BANS, Series A-1, Escrowed to Maturity,
2.00%, 2/15/18	$5,000	$5,004
Triborough Bridge & Tunnel Authority Revenue BANS, Series A-2, Partially Escrowed to Maturity,
2.00%, 2/15/18	10,000	10,007

Total Short-Term Investments (Cost $18,030)		18,017

Total Investments - 98.7% (Cost $1,028,685)		1,057,001

Other Assets less Liabilities - 1.3%		13,786

NET ASSETS - 100.0%		$1,070,787

(1)	Step coupon bond. Rate as of December 31, 2017 is disclosed.
(2)	Maturity date represents the prerefunded date.
(3)	Zero coupon bond.
(4)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(5)	Variable rate security. Rate as of December 31, 2017 is disclosed. Maturity date represents the puttable date.
(6)	Zero coupon bond. Maturity date represents the prerefunded date.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of December 31, 2017 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	12.5%
AA	56.7
A	22.0
A1+ (Short Term)	4.7
A1 (Short Term)	1.9
BBB	0.3
Not Rated	0.5
Cash Equivalents	1.4

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	6.3%
General	18.3
General Obligation	17.1
Higher Education	6.9
Power	8.2
School District	7.2
Transportation	10.7
Water	15.2
All other sectors less than 5%	10.1

Total	100.0%

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$1,024,098	$—	$1,024,098
Investment Companies	14,886	—	—	14,886
Short-Term Investments	—	18,017	—	18,017

Total Investments	$14,886	$1,042,115	$—	$1,057,001

(1) Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$25,318	$619,982	$630,414	$286	$14,886	14,886

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

IBC - Insured Bond Certificates

IDA - Industrial Development Authority

MBIA - Municipal Bond Insurance Association

MWRA - Massachusetts Water Resources Authority

NATL - National Public Finance Guarantee Corporation

PSF - Permanent School Fund

RANS - Revenue Anticipation Notes

SFM - Single Family Mortgage

SIFMA - Securities Industry And Financial Markets Association

SonyMA - State of New York Mortgage Agency

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND	DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.8%(1)
Argentina - 0.6%
Banco Macro S.A. ADR	29,510	$3,420
YPF S.A. ADR	156,310	3,581

		7,001

Brazil - 7.0%
Ambev S.A. ADR	100,657	650
Banco Santander Brasil S.A. ADR	50,596	489
CCR S.A.	861,100	4,183
EDP - Energias do Brasil S.A.*	322,300	1,356
Estacio Participacoes S.A.	104,700	1,031
Fibria Celulose S.A.	1,194,180	17,556
Fleury S.A.	102,400	913
Hypermarcas S.A.	260,200	2,821
Lojas Renner S.A.	376,999	4,020
MRV Engenharia e Participacoes S.A.	190,000	860
Natura Cosmeticos S.A.	986,521	9,808
Petroleo Brasileiro S.A. ADR*	1,377,069	14,170
Qualicorp S.A.	72,400	676
Suzano Papel e Celulose S.A.*	268,300	1,512
TIM Participacoes S.A. ADR	159,200	3,074
Vale S.A.*	1,745,953	21,281
Vale S.A. ADR*	80,305	982

		85,382

Chile - 0.2%
CAP S.A.	14,332	183
Cencosud S.A.	507,035	1,497
Cia Cervecerias Unidas S.A. ADR	12,465	369

		2,049

China - 17.0%
Agricultural Bank of China Ltd., Class H	2,702,076	1,258
Alibaba Group Holding Ltd. ADR*	181,839	31,355
ANTA Sports Products Ltd.	124,000	563
Baidu, Inc. ADR*	12,496	2,927
Bank of China Ltd., Class H	12,909,106	6,335
Beijing Capital International Airport Co. Ltd., Class H	936,000	1,408
China Construction Bank Corp., Class H	17,058,569	15,691
China Huarong Asset Management Co. Ltd., Class H(2)	438,000	206
China Life Insurance Co. Ltd., Class H	120,000	375
China Lodging Group Ltd. ADR	31,500	4,550
China Molybdenum Co. Ltd., Class H	4,146,000	2,647
China Petroleum & Chemical Corp., Class H	7,544,271	5,528
China Railway Construction Corp. Ltd., Class H	683,000	791
China Shenhua Energy Co. Ltd., Class H	275,000	711
China Vanke Co. Ltd., Class H	92,800	370
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,546,446	1,092
CNOOC Ltd.	848,342	1,220
CSPC Pharmaceutical Group Ltd.	2,076,000	4,191
Ctrip.com International Ltd. ADR*	80,976	3,571
Dongfeng Motor Group Co. Ltd., Class H	12,514,000	15,148
Guangzhou Automobile Group Co. Ltd., Class H	640,000	1,512
Guangzhou R&F Properties Co. Ltd., Class H	340,109	767
Hollysys Automation Technologies Ltd.	8,323	185
Industrial & Commercial Bank of China Ltd., Class H	3,230,141	2,590
JD.com, Inc. ADR*	89,701	3,715
Jiangsu Expressway Co. Ltd., Class H	592,000	902
KWG Property Holding Ltd.	336,000	391
Longfor Properties Co. Ltd.	273,500	685
NetEase, Inc. ADR	14,089	4,862
People’s Insurance Co. Group of China (The) Ltd., Class H	3,006,000	1,475
PICC Property & Casualty Co. Ltd., Class H	900,000	1,727
Ping An Insurance Group Co. of China Ltd., Class H	1,588,500	16,533
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	832,000	604
Sihuan Pharmaceutical Holdings Group Ltd.	693,000	249
SINA Corp.	11,086	1,112
Sinopec Engineering Group Co. Ltd., Class H	599,000	568
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,202,000	1,254
Sinotrans Ltd., Class H	945,000	463
Sinotruk Hong Kong Ltd.	331,000	373
Sunny Optical Technology Group Co. Ltd.	471,000	5,966
Tencent Holdings Ltd.	813,700	42,064
Tianhe Chemicals Group Ltd.*(2)(3)	17,672,000	2,646
TravelSky Technology Ltd., Class H	251,617	754

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.8%(1) continued
China - 17.0% continued
Want Want China Holdings Ltd.	13,744,000	$11,499
Weibo Corp. ADR*	2,042	211
Weichai Power Co. Ltd., Class H	192,000	210
Zhejiang Expressway Co. Ltd., Class H	738,000	811
Zhuzhou CRRC Times Electric Co. Ltd., Class H	548,500	3,563

		207,628

Czech Republic - 0.8%
CEZ A.S.	18,780	438
Komercni banka A.S.	206,671	8,870

		9,308

Egypt - 1.1%
Commercial International Bank Egypt S.A.E.	2,984,464	13,004
Commercial International Bank Egypt S.A.E. GDR (Registered)	135,281	588

		13,592

Greece - 0.1%
JUMBO S.A.	11,742	209
National Bank of Greece S.A.*	2,680,895	1,021

		1,230

Hong Kong - 4.2%
AIA Group Ltd.	769,700	6,564
Brilliance China Automotive Holdings Ltd.	1,088,000	2,891
China Lumena New Materials Corp.*(4)	5,884,000	—
China Mobile Ltd. (Hong Kong Exchange)	2,330,585	23,591
China Overseas Land & Investment Ltd.	1,638,000	5,272
China Power International Development Ltd.	641,000	168
China Resources Power Holdings Co. Ltd.	338,000	629
China Travel International Investment Hong Kong Ltd.	902,000	335
Haier Electronics Group Co. Ltd.*	967,000	2,648
Kingboard Chemical Holdings Ltd.	68,500	370
Kingboard Laminates Holdings Ltd.	173,000	270
Sands China Ltd.	895,600	4,610
Shimao Property Holdings Ltd.	377,000	820
Sun Art Retail Group Ltd.	1,692,500	1,787
Yuexiu Property Co. Ltd.	3,528,000	657

		50,612

Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	18,982	221
Richter Gedeon Nyrt.	49,854	1,305

		1,526

India - 6.8%
Adani Ports & Special Economic Zone Ltd.	106,211	674
Aditya Birla Capital Ltd.*(5)	1	—
Axis Bank Ltd.	32,657	289
Bharat Petroleum Corp. Ltd.	33,003	267
Cipla Ltd.	45,925	437
HCL Technologies Ltd.	22,907	320
HDFC Bank Ltd.	250,535	7,348
HDFC Bank Ltd. ADR	4,900	498
Hexaware Technologies Ltd.	63,299	338
Hindalco Industries Ltd.	406,674	1,742
Hindustan Petroleum Corp. Ltd.	122,641	804
Hindustan Unilever Ltd.	14,092	301
Hindustan Zinc Ltd.	33,854	163
Housing Development Finance Corp. Ltd.	76,029	2,035
ICICI Bank Ltd.	748,715	3,671
ICICI Bank Ltd. ADR	471,470	4,587
Indiabulls Housing Finance Ltd.	27,644	518
Indian Oil Corp. Ltd.	167,065	1,017
Infosys Ltd. ADR	31,568	512
ITC Ltd.	895,012	3,686
Maruti Suzuki India Ltd.	55,762	8,487
Muthoot Finance Ltd.	68,205	507
National Aluminium Co. Ltd.	190,552	256
NHPC Ltd.	1,142,019	584
NMDC Ltd.	239,568	517
Oil & Natural Gas Corp. Ltd.	157,377	481
Oil India Ltd.	45,492	265
PC Jeweller Ltd.	55,000	393
Power Finance Corp. Ltd.	347,136	662
Reliance Industries Ltd.	511,837	7,384
Rural Electrification Corp. Ltd.	395,991	966
Tata Consultancy Services Ltd.	502,954	21,283
Tata Global Beverages Ltd.	284,963	1,410
Tata Steel Ltd.	41,486	476
Tech Mahindra Ltd.	80,239	633
UltraTech Cement Ltd.	66,403	4,487
UPL Ltd. (National Stock Exchange of India)	166,512	1,988

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.8%(1) continued
India - 6.8% continued
Vakrangee Ltd.	227,856	$1,498
Vedanta Ltd.	273,596	1,410

		82,894

Indonesia - 1.1%
Adaro Energy Tbk PT	5,608,600	767
Bank Rakyat Indonesia Persero Tbk PT	28,357,000	7,592
Gudang Garam Tbk PT	437,300	2,701
Perusahaan Gas Negara Persero Tbk	1,372,600	177
Telekomunikasi Indonesia Persero Tbk PT	5,190,515	1,689
United Tractors Tbk PT	124,000	323

		13,249

Malaysia - 0.8%
AirAsia Bhd.	486,200	403
CIMB Group Holdings Bhd.	2,997,800	4,845
Genting Bhd.	203,600	462
Genting Malaysia Bhd.	2,078,700	2,891
Petronas Dagangan Bhd.	56,600	339
Top Glove Corp. Bhd.	195,700	388
Westports Holdings Bhd.	357,500	327

		9,655

Mexico - 5.2%
Alfa S.A.B. de C.V., Series A	5,638,387	6,208
America Movil S.A.B. de C.V., Series L	744,791	642
America Movil S.A.B. de C.V., Series L ADR	1,247,813	21,400
Coca-Cola Femsa S.A.B. de C.V. ADR	21,248	1,479
El Puerto de Liverpool S.A.B. de C.V., Series C1	42,700	270
Fomento Economico Mexicano S.A.B. de C.V. ADR	45,296	4,253
Genomma Lab Internacional S.A.B. de C.V., Series B*	102,900	107
Gruma S.A.B. de C.V., Series B	32,835	417
Grupo Bimbo S.A.B. de C.V., Series A	1,893,600	4,196
Grupo Financiero Banorte S.A.B. de C.V., Series O	844,400	4,635
Grupo Financiero Santander Mexico S.A.B. de C.V., Series B ADR	129,025	943
Industrias Bachoco S.A.B. de C.V. ADR	4,596	263
Megacable Holdings S.A.B. de C.V.	118,839	484
Telesites S.A.B. de C.V.*	568,069	431
Wal-Mart de Mexico S.A.B. de C.V.	7,111,800	17,441

		63,169

Peru - 0.6%
Credicorp Ltd.	21,914	4,546
Southern Copper Corp.	64,290	3,050

		7,596

Philippines - 0.8%
Cebu Air, Inc.	153,680	308
DMCI Holdings, Inc.	1,331,600	384
Globe Telecom, Inc.	7,890	300
International Container Terminal Services, Inc.	140,200	296
Metropolitan Bank & Trust Co.	2,422,440	4,918
Semirara Mining & Power Corp.	167,600	123
SM Investments Corp.	193,611	3,835
Vista Land & Lifescapes, Inc.	1,503,700	180

		10,344

Poland - 0.8%
Energa S.A.	190,750	696
Grupa Lotos S.A.	11,597	192
KGHM Polska Miedz S.A.	25,220	802
Polski Koncern Naftowy ORLEN S.A.	36,176	1,099
Powszechna Kasa Oszczednosci Bank Polski S.A.*	372,350	4,730
Powszechny Zaklad Ubezpieczen S.A.	195,963	2,369

		9,888

Qatar - 0.1%
Industries Qatar QSC	5,275	142
Ooredoo QPSC	22,903	572

		714

Russia - 2.3%
Gazprom PJSC ADR (London Exchange)	170,968	754
LUKOIL PJSC ADR (London Exchange)	121,172	6,932
Novolipetsk Steel PJSC GDR	34,399	877
Sberbank of Russia PJSC (Moscow Exchange)	1,216,000	4,738
Sberbank of Russia PJSC ADR	540,525	9,149
Severstal PJSC GDR (Registered)	15,725	241
Surgutneftegas OJSC ADR (London Exchange)	91,602	432
Yandex N.V., Class A*	140,560	4,603

		27,726

South Africa - 6.8%
African Rainbow Minerals Ltd.	50,218	543
Anglo American Platinum Ltd.*	7,821	223

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.8%(1) continued
South Africa - 6.8% continued
AVI Ltd.	46,056	$411
Barloworld Ltd.	1,153,056	14,844
Bidvest Group (The) Ltd.	242,031	4,255
Exxaro Resources Ltd.	129,437	1,700
FirstRand Ltd.	1,556,371	8,458
Imperial Holdings Ltd.	84,115	1,780
Investec Ltd.	52,159	378
Kumba Iron Ore Ltd.	32,856	1,007
Mondi Ltd.	36,816	948
Murray & Roberts Holdings Ltd.	230,097	225
Naspers Ltd., Class N	70,755	19,714
Sappi Ltd.	124,472	900
Standard Bank Group Ltd.	741,634	11,713
Telkom S.A. SOC Ltd.	44,484	173
Truworths International Ltd.	2,078,675	15,838
Wilson Bayly Holmes-Ovcon Ltd.	34,806	437

		83,547

South Korea - 16.2%
CJ O Shopping Co. Ltd.	3,268	705
GS Home Shopping, Inc.	2,917	591
Hana Financial Group, Inc.	26,064	1,213
Hanmi Pharm Co. Ltd.*	792	431
Hotel Shilla Co. Ltd.	6,669	528
Hyundai Marine & Fire Insurance Co. Ltd.	22,251	976
Hyundai Mobis Co. Ltd.	48,507	11,924
Hyundai Motor Co.	135,589	19,753
Industrial Bank of Korea	61,150	938
KB Financial Group, Inc.	27,350	1,617
Korea Electric Power Corp.	11,810	421
LG Chem Ltd.	15,962	6,032
LG Electronics, Inc.	20,990	2,077
LG Household & Health Care Ltd.	877	972
LG Uplus Corp.	37,023	484
LS Corp.	13,373	905
Meritz Fire & Marine Insurance Co. Ltd.	33,984	746
NAVER Corp.	4,491	3,646
NCSoft Corp.	4,792	2,002
NH Investment & Securities Co. Ltd.	112,619	1,460
Orion Corp.*	110,224	10,767
POSCO	73,614	22,857
Samsung Electronics Co. Ltd.	31,431	74,675
Samsung SDS Co. Ltd.	1,487	277
Shinhan Financial Group Co. Ltd.	491,369	22,678
SK Holdings Co. Ltd.	2,902	768
SK Hynix, Inc.	75,115	5,304
SK Innovation Co. Ltd.	10,247	1,951
SK Telecom Co. Ltd.	2,267	566
Woori Bank	30,790	453

		197,717

Taiwan - 11.6%
Acer, Inc.*	1,218,000	985
Airtac International Group	22,000	394
Asustek Computer, Inc.	48,000	451
Catcher Technology Co. Ltd.	1,282,000	14,069
Cathay Financial Holding Co. Ltd.	2,024,000	3,629
Chailease Holding Co. Ltd.	482,000	1,401
Chipbond Technology Corp.	402,000	761
CTBC Financial Holding Co. Ltd.	4,017,000	2,763
Eclat Textile Co. Ltd.	39,000	390
Epistar Corp.*	821,000	1,241
First Financial Holding Co. Ltd.	1,719,800	1,130
Formosa Chemicals & Fibre Corp.	249,000	861
Foxconn Technology Co. Ltd.	320,321	915
HannStar Display Corp.	1,152,000	388
Hon Hai Precision Industry Co. Ltd.	8,235,285	26,233
King’s Town Bank Co. Ltd.	321,293	402
Largan Precision Co. Ltd.	23,149	3,118
MediaTek, Inc.	66,000	651
Nan Ya Plastics Corp.	165,000	432
Pegatron Corp.	241,000	582
Phison Electronics Corp.	77,000	754
President Chain Store Corp.	400,000	3,812
Quanta Computer, Inc.	204,000	424
Simplo Technology Co. Ltd.	29,000	162
Taiwan Semiconductor Manufacturing Co. Ltd.	6,732,542	51,733
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	496,670	19,693
Tripod Technology Corp.	47,000	146
Walsin Lihwa Corp.	325,000	192
Win Semiconductors Corp.	227,000	2,145
Yuanta Financial Holding Co. Ltd.	3,473,000	1,609

		141,466

Thailand - 2.3%
Kasikornbank PCL NVDR	743,300	5,282
Kiatnakin Bank PCL NVDR	307,000	746
Krung Thai Bank PCL NVDR	1,898,292	1,117

ACTIVE M/MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.8%(1) continued
Thailand - 2.3% continued
Land & Houses PCL NVDR	1,718,800	$553
PTT Global Chemical PCL NVDR	224,700	585
PTT PCL NVDR	409,800	5,530
Siam Commercial Bank (The) PCL (Registered)	2,373,100	10,923
Siam Commercial Bank (The) PCL NVDR	147,900	680
Star Petroleum Refining PCL NVDR	203,000	106
Thai Oil PCL NVDR	275,000	873
Thanachart Capital PCL NVDR	456,263	788
Tisco Financial Group PCL NVDR	368,600	1,001

		28,184

Turkey - 0.7%
Arcelik A.S.	68,071	386
Ford Otomotiv Sanayi A.S.	20,270	322
KOC Holding A.S.	571,479	2,787
Tekfen Holding A.S.	32,797	147
Turkiye Garanti Bankasi A.S.	715,137	2,026
Turkiye Is Bankasi, Class C	418,188	769
Ulker Biskuvi Sanayi A.S.	373,001	1,934

		8,371

United Arab Emirates - 1.5%
Aldar Properties PJSC	991,369	594
Dubai Investments PJSC	1,326,585	870
Dubai Islamic Bank PJSC	708,726	1,194
Emaar Properties PJSC	8,336,602	15,736

		18,394

United States - 1.1%
Bizlink Holding, Inc.	51,000	477
Copa Holdings S.A., Class A	19,310	2,589
Tenaris S.A. ADR	343,197	10,934

		14,000

Total Common Stocks (Cost $777,396)		1,095,242

PARTICIPATION (EQUITY LINKED) NOTES - 1.9%
China - 1.9%
Anhui Conch Cement Co. Ltd., Issued by JP Morgan Structured Products, Expires 04/14/21	515,700	2,323
Gree Electric Appliances Inc., Issued by Macquarie Bank Ltd., Expires 10/25/19*	152,900	1,026
Hangzhou Hikvision Digital Technology Co.Ltd., Issued by JP Morgan Structured Products, Expires 04/20/20(2)	970,700	5,814
Han’s Laser Technology Industry Group Co.Ltd., Issued by JP Morgan Structured Products, Expires 07/27/18*	537,100	4,074
Kweichow Moutai Co. Ltd., Issued by JP Morgan Structured Products, Expires 11/13/19(2)	48,440	5,188
Shanghai International Airport Co. Ltd., Issued by JP Morgan Structured Products, Expires 11/20/19(2)	760,700	5,258

		23,683

Total Participation (Equity Linked) Notes (Cost $14,374)		23,683

PREFERRED STOCKS - 4.7%(1)
Brazil - 4.1%
Banco Bradesco S.A. ADR*	65,770	673
Banco do Estado do Rio Grande do Sul S.A., Class B, 0.27%(6)	191,500	861
Gerdau S.A. ADR, 0.47%(6)	911,600	3,391
Itau Unibanco Holding S.A., 0.41%(6)	88,161	1,142
Itau Unibanco Holding S.A. ADR, 0.40%(6)	2,161,503	28,100
Itausa - Investimentos Itau S.A., 0.54%(6)	310,900	1,011
Lojas Americanas S.A.*	1,484,483	7,608
Metalurgica Gerdau S.A., 0.33%(6)	600,400	1,044
Petroleo Brasileiro S.A.*	147,456	721
Petroleo Brasileiro S.A. ADR*	366,551	3,603
Telefonica Brasil S.A. ADR, 2.33%(6)	111,282	1,650

		49,804

Chile - 0.4%
Embotelladora Andina S.A., Class B ADR, 1.95%(6)	6,719	195
Sociedad Quimica y Minera de Chile S.A. ADR, 0.72%(6)	72,870	4,325

		4,520

Colombia - 0.0%
Banco Davivienda S.A., 3.13%(6)	31,330	315

NORTHERN FUNDS QUARTERLY REPORT    5    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 4.7%(1) continued
South Korea - 0.2%
Samsung Electronics Co. Ltd.,
1.33%(6)	1,160	$2,261

Total Preferred Stocks (Cost $43,401)		56,900

INVESTMENT COMPANIES - 3.1%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(7)(8)	38,328,136	38,328

Total Investment Companies (Cost $38,328)		38,328

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
1.08%, 2/1/18(9) (10)	$1,055	$1,054

Total Short-Term Investments- (Cost $1,054)		1,054

Total Investments - 99.6% (Cost $874,553)		1,215,207

Other Assets less Liabilities - 0.4%		4,631

Net Assets - 100.0%		$1,219,838

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Restricted security that has been deemed illiquid. At December 31, 2017, the value of these restricted illiquid securities amounted to approximately $2,646,000 or 0.2% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Tianhe Chemicals Group Ltd.	6/13/14 - 12/15/14	$4,079

(4)	Level 3 asset that is worthless, bankrupt or has been delisted.
(5)	Value rounds to less than one thousand.
(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of December 31, 2017 is disclosed.
(9)	Discount rate at the time of purchase.
(10)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Mini MSCI Emerging Markets Index	368	$21,412	Long	3/18	$953

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.9%
Consumer Staples	7.2
Energy	6.1
Financials	23.1
Health Care	1.0
Industrials	5.4
Information Technology	28.7
Materials	9.3
Real Estate	2.2
Telecommunication Services	4.7
Utilities	0.4

Total	100.0%

At December 31, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	20.7%
Hong Kong Dollar	17.5
Korean Won	17.0
Taiwan Dollar	10.4
South African Rand	7.1
Brazilian Real	6.6
Indian Rupee	6.6
All other currencies less than 5%	14.1

Total	100.0%

ACTIVE M/MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Argentina	$7,001	$—	$—	$7,001
Brazil	20,877	64,505	—	85,382
Chile	2,049	—	—	2,049
China	52,488	155,140	—	207,628
Egypt	13,004	588	—	13,592
India	5,598	77,296	—	82,894
Mexico	63,169	—	—	63,169
Peru	7,596	—	—	7,596
Russia	4,603	23,123	—	27,726
Taiwan	19,693	121,773	—	141,466
United States	13,523	477	—	14,000
All Other Countries(1)	—	442,739	—	442,739

Total Common Stocks	209,601	885,641	—	1,095,242

Participation (Equity Linked)
Notes(1)	—	23,683	—	23,683
Preferred Stocks
Brazil	37,418	12,386	—	49,804
Chile	4,325	195	—	4,520
All Other Countries(1)	—	2,576	—	2,576

Total Preferred Stocks	41,743	15,157	—	56,900

Investment Companies	38,328	—	—	38,328
Short-Term Investments	—	1,054	—	1,054

Total Investments	$289,672	$925,535	$—	$1,215,207

OTHER FINANCIAL INSTRUMENTS
Assets
Future Contracts	$953	$—	$—	$953

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Brazil	$41,280	Valuations at official close price with foreign fair value adjustment
Preferred Stocks
Brazil	10,332	Valuations at official close price with foreign fair value adjustment
Chile	195	Valuations at bid price
Colombia	315	Valuations at official close price with foreign fair value adjustment

Total	$52,122

NORTHERN FUNDS QUARTERLY REPORT    7    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued	DECEMBER 31, 2017 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio*	$38,756	$206,123	$244,879	$135	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	48,377	10,049	60	38,328	38,328

Total	$38,756	$254,500	$254,928	$195	$38,328	38,328

*	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

ACTIVE M/MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND	DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4%(1)
Argentina - 0.1%
Telecom Argentina S.A. ADR	46,490	$1,703

Australia - 2.5%
Amaysim Australia Ltd.	662,372	1,028
Beach Energy Ltd.	2,482,467	2,413
BHP Billiton PLC	112,999	2,313
BT Investment Management Ltd.	144,746	1,271
Charter Hall Group	375,175	1,758
CSL Ltd.	167,296	18,413
CSR Ltd.	441,822	1,638
Metcash Ltd.	473,170	1,149
Mineral Resources Ltd.	92,916	1,529
OZ Minerals Ltd.	127,563	910
Seven Group Holdings Ltd.	87,439	1,040
Star Entertainment Group (The) Ltd.	256,423	1,212
Westfield Corp.	83,971	622

		35,296

Austria - 0.1%
Erste Group Bank A.G.*	31,493	1,358

Belgium - 0.5%
Ageas	76,837	3,751
D’ieteren S.A./N.V.	38,169	1,716
Warehouses De Pauw - CVA	12,598	1,411

		6,878

Brazil - 1.3%
Cia Paranaense de Energia	215,400	1,390
Embraer S.A. ADR	245,582	5,877
Petroleo Brasileiro S.A. ADR*	209,438	2,155
Raia Drogasil S.A.*	341,900	9,433

		18,855

Canada - 5.5%
Air Canada*	75,037	1,545
Algonquin Power & Utilities Corp.	102,968	1,152
Avigilon Corp.*	61,332	1,029
Barrick Gold Corp.	158,274	2,289
BRP, Inc. (Sub Voting)	31,557	1,168
Canada Goose Holdings, Inc.*	49,847	1,573
Canadian Apartment Properties REIT	37,051	1,100
Canadian Imperial Bank of Commerce	7,883	769
Canadian Pacific Railway Ltd.	30,247	5,526
Canadian Pacific Railway Ltd. (New York Exchange)	86,550	15,818
Dollarama, Inc.	69,867	8,729
Dorel Industries, Inc., Class B	67,547	1,671
E-L Financial Corp. Ltd.	2,035	1,319
Eldorado Gold Corp.	678,101	970
Encana Corp.	491,206	6,553
Enerflex Ltd.	51,530	629
Entertainment One Ltd.	309,613	1,356
Gildan Activewear, Inc.	105,901	3,421
Gran Tierra Energy, Inc.*	420,762	1,142
Hudbay Minerals, Inc.	129,004	1,142
IAMGOLD Corp.*	305,266	1,780
Interfor Corp.*	65,388	1,099
Kinross Gold Corp.*	354,163	1,530
Laurentian Bank of Canada	27,426	1,233
Manulife Financial Corp.	201,400	4,201
Maxar Technologies Ltd.	15,431	993
Parex Resources, Inc.*	131,367	1,898
Premium Brands Holdings Corp.	18,429	1,512
Tamarack Valley Energy Ltd.*	503,931	1,147
Tourmaline Oil Corp.*	29,027	526
Trican Well Service Ltd.*	217,462	706
Tricon Capital Group, Inc.	118,284	1,087
WSP Global, Inc.	24,720	1,178

		77,791

China - 2.0%
Baidu, Inc. ADR*	26,400	6,183
China Telecom Corp. Ltd., Class H	6,382,000	3,037
CNOOC Ltd.	2,684,282	3,859
Dongfeng Motor Group Co. Ltd., Class H	992,000	1,201
Sinopharm Group Co. Ltd., Class H	32,400	140
Tencent Holdings Ltd.	263,305	13,611

		28,031

Czech Republic - 0.1%
O2 Czech Republic A.S.	58,984	765

Denmark - 2.4%
Chr Hansen Holding A/S	131,322	12,316
Coloplast A/S, Class B	81,101	6,431
GN Store Nord A/S	41,052	1,326
Jyske Bank A/S (Registered)	13,335	757
Novozymes A/S, Class B	201,638	11,519
Royal Unibrew A/S	27,970	1,673

		34,022

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4%(1) continued
Finland - 0.2%
Cramo OYJ	62,804	$1,487
Valmet OYJ	58,292	1,149

		2,636

France - 7.1%
Alstom S.A.	64,257	2,667
Alten S.A.	13,717	1,145
Arkema S.A.	18,529	2,252
BNP Paribas S.A.	110,341	8,228
Cie de Saint-Gobain	87,419	4,811
Eiffage S.A.	22,772	2,495
Elis S.A.	30,332	837
Engie S.A.	337,602	5,800
Essilor International Cie Generale d’Optique S.A.	70,546	9,728
Eurofins Scientific S.E.	1,515	922
Faurecia	21,437	1,672
Hermes International	17,486	9,360
Ipsen S.A.	21,582	2,578
LVMH Moet Hennessy Louis Vuitton S.E.	48,268	14,179
Nexity S.A.*	25,897	1,541
Renault S.A.	15,112	1,519
Rexel S.A.	156,218	2,833
Savencia S.A.	17,682	1,713
Schneider Electric S.E.*	86,565	7,342
SCOR S.E.	22,635	911
SEB S.A.	5,175	959
Societe BIC S.A.	9,470	1,041
Societe Generale S.A.	73,293	3,779
Teleperformance	20,330	2,910
Television Francaise 1	59,638	877
TOTAL S.A.	142,466	7,861
Worldline S.A.*(2)	30,933	1,501

		101,461

Germany - 5.0%
Aareal Bank A.G.	19,823	897
adidas A.G.	42,572	8,498
alstria office REIT-A.G.	87,866	1,357
BASF S.E.	62,961	6,910
Bechtle A.G.	15,161	1,258
Carl Zeiss Meditec A.G. (Bearer)	24,382	1,511
CECONOMY A.G.	133,800	2,024
Draegerwerk A.G. & Co. KGaA	3,311	1,515
Draegerwerk A.G. & Co. KGaA (Xetra Exchange)	26,617	1,950
Duerr A.G.	21,665	2,760
E.ON S.E.	243,504	2,640
Freenet A.G.	27,043	998
Gerresheimer A.G.	12,008	993
Kloeckner & Co. S.E.	72,927	897
LANXESS A.G.	16,344	1,300
Linde A.G.*	31,540	7,378
METRO A.G.*	196,745	3,930
MTU Aero Engines A.G.	7,937	1,420
Rheinmetall A.G.	25,235	3,204
RHOEN-KLINIKUM A.G.	20,341	728
RWE A.G.*	90,391	1,843
SAF-Holland S.A.	63,714	1,367
Salzgitter A.G.	55,344	3,146
SAP S.E.	41,153	4,614
Stabilus S.A.	25,378	2,283
TAG Immobilien A.G.	98,891	1,875
VTG A.G.	15,236	870
Wirecard A.G.	21,326	2,381

		70,547

Greece - 0.0%
Alpha Bank A.E.*	189,987	407

Hong Kong - 2.3%
AIA Group Ltd.	1,711,600	14,597
Bosideng International Holdings Ltd.	7,534,000	656
China High Precision Automation Group Ltd.*(3)	982,000	5
China Merchants Port Holdings Co. Ltd.	702,309	1,838
China Mobile Ltd.	155,000	1,569
China Mobile Ltd. (Hong Kong Exchange)	880,494	8,913
First Pacific Co. Ltd.	1,740,000	1,182
Luk Fook Holdings International Ltd.	210,000	900
Tongda Group Holdings Ltd.	3,950,000	1,010
Towngas China Co. Ltd.*	1,036,000	833
Yue Yuen Industrial Holdings Ltd.	429,500	1,685

		33,188

Hungary - 0.0%
Magyar Telekom Telecommunications PLC	370,235	655

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4%(1) continued
India - 1.1%
HDFC Bank Ltd. ADR	145,093	$14,751
Infosys Ltd. ADR	94,367	1,531

		16,282

Ireland - 3.1%
Accenture PLC, Class A	108,389	16,593
Bank of Ireland Group PLC*	263,870	2,259
C&C Group PLC	896,066	3,076
Dalata Hotel Group PLC*	130,513	986
Grafton Group PLC	92,545	1,001
ICON PLC*	87,394	9,801
Ryanair Holdings PLC ADR*	76,942	8,017
UDG Healthcare PLC	167,757	1,909

		43,642

Israel - 0.3%
SodaStream International Ltd.*	12,410	873
Taro Pharmaceutical Industries Ltd.*	27,680	2,898

		3,771

Italy - 3.5%
A2A S.p.A.	835,641	1,545
Amplifon S.p.A.	147,418	2,268
Assicurazioni Generali S.p.A.	220,630	4,017
Banca Generali S.p.A.	23,861	793
BPER Banca	415,267	2,090
Brembo S.p.A.	186,402	2,834
Cerved Information Solutions S.p.A.	67,943	863
Eni S.p.A.	399,462	6,606
Ferrari N.V.	79,971	8,388
Infrastrutture Wireless Italiane S.p.A.(2)	201,886	1,501
Luxottica Group S.p.A.	125,137	7,669
Saipem S.p.A.*	470,767	2,149
UniCredit S.p.A.*	518,978	9,668

		50,391

Japan - 17.9%
ADEKA Corp.	97,300	1,712
Asahi Intecc Co. Ltd.	38,400	1,318
Benesse Holdings, Inc.	34,900	1,225
Canon, Inc.	74,500	2,774
Chiyoda Corp.	161,500	1,188
Chudenko Corp.	58,600	1,707
Citizen Watch Co. Ltd.	166,600	1,216
CKD Corp.	87,300	1,962
Dai Nippon Printing Co. Ltd.	70,800	1,580
Daifuku Co. Ltd.	32,000	1,741
Daihen Corp.	148,000	1,403
Dai-ichi Life Holdings, Inc.	164,900	3,402
Daikyonishikawa Corp.	66,600	1,078
DCM Holdings Co. Ltd.	76,200	710
DeNA Co. Ltd.	87,100	1,796
Denka Co. Ltd.	55,000	2,201
Doutor Nichires Holdings Co. Ltd.	64,500	1,592
Dowa Holdings Co. Ltd.	18,200	743
East Japan Railway Co.	61,500	5,996
Eisai Co. Ltd.	37,600	2,129
Foster Electric Co. Ltd.	34,200	847
Fuji Media Holdings, Inc.	270,700	4,258
Fuji Oil Holdings, Inc.	30,600	893
Fujikura Ltd.	87,700	774
Fujitsu Ltd.	548,900	3,891
Gree, Inc.	205,800	1,289
Hachijuni Bank (The) Ltd.	383,700	2,192
Hisamitsu Pharmaceutical Co., Inc.	49,900	3,022
Hitachi Ltd.	328,000	2,552
Honda Motor Co. Ltd.	193,200	6,624
Horiba Ltd.	14,800	890
Inpex Corp.	183,700	2,299
Jafco Co. Ltd.	16,800	968
Japan Airlines Co. Ltd.	161,300	6,312
Japan Hotel REIT Investment Corp.	1,412	947
JCR Pharmaceuticals Co. Ltd.	20,800	981
JGC Corp.	117,800	2,275
JSR Corp.	183,700	3,617
Kanamoto Co. Ltd.	35,100	1,089
KDDI Corp.	289,800	7,215
Keyence Corp.	30,660	17,119
Kissei Pharmaceutical Co. Ltd.	94,700	2,685
Komatsu Ltd.	103,800	3,760
Kyushu Financial Group, Inc.	182,400	1,102
Lintec Corp.	25,600	715
Macromill, Inc.	31,700	757
Maeda Corp.	120,900	1,663
Makino Milling Machine Co. Ltd.	100,000	1,013
Mandom Corp.	49,000	1,601
Matsumotokiyoshi Holdings Co. Ltd.	46,800	1,920
Medipal Holdings Corp.	110,200	2,158
Mitsubishi Heavy Industries Ltd.	104,400	3,898
Mitsubishi Motors Corp.	366,300	2,647
Mitsubishi Tanabe Pharma Corp.	29,100	600

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4%(1) continued
Japan - 17.9% continued
Mitsubishi UFJ Financial Group, Inc.	790,500	$5,800
Mizuho Financial Group, Inc.	2,584,500	4,695
Musashi Seimitsu Industry Co. Ltd.	25,000	798
NET One Systems Co. Ltd.	111,400	1,702
Nikon Corp.	84,400	1,698
Nippon Accommodations Fund, Inc.	282	1,162
Nippon Shinyaku Co. Ltd.	13,200	981
Nippon Suisan Kaisha Ltd.	276,200	1,444
Nippon Television Holdings, Inc.	99,900	1,711
Nissha Co. Ltd.	23,800	689
North Pacific Bank Ltd.	324,900	1,086
Open House Co. Ltd.	39,700	2,132
Outsourcing, Inc.	98,300	1,790
PALTAC CORPORATION	40,500	1,846
Penta-Ocean Construction Co. Ltd.	183,400	1,368
Prima Meat Packers Ltd.	111,000	813
Round One Corp.	88,200	1,478
Ryobi Ltd.	36,200	1,029
Saizeriya Co. Ltd.	27,200	910
Sankyo Co. Ltd.	138,100	4,343
Sanwa Holdings Corp.	176,300	2,428
Sega Sammy Holdings, Inc.	224,500	2,782
Seino Holdings Co. Ltd.	96,200	1,523
Shiga Bank (The) Ltd.	251,000	1,280
Ship Healthcare Holdings, Inc.	31,000	1,028
Shizuoka Bank (The) Ltd.	182,000	1,881
Showa Denko K.K.	33,700	1,438
Sompo Holdings, Inc.	36,200	1,396
Starts Corp., Inc.	39,400	1,030
Sumitomo Bakelite Co. Ltd.	177,000	1,490
Sumitomo Forestry Co. Ltd.	83,700	1,498
Sumitomo Mitsui Financial Group, Inc.	220,800	9,536
Sumitomo Mitsui Trust Holdings, Inc.	83,500	3,316
Sun Frontier Fudousan Co. Ltd.	77,700	882
Suzuken Co. Ltd.	34,100	1,403
Sysmex Corp.	111,640	8,791
T&D Holdings, Inc.	268,000	4,585
Taisho Pharmaceutical Holdings Co. Ltd.	39,600	3,154
Takasago Thermal Engineering Co. Ltd.	46,300	849
Takeda Pharmaceutical Co. Ltd.	208,200	11,788
TIS, Inc.	46,900	1,639
Toagosei Co. Ltd.	128,100	1,625
Toda Corp.	134,000	1,074
Tokyo Ohka Kogyo Co. Ltd.	46,200	1,990
Tokyo Seimitsu Co. Ltd.	36,200	1,423
Tokyo Steel Manufacturing Co. Ltd.	145,000	1,301
Toyo Suisan Kaisha Ltd.	81,700	3,484
TSI Holdings Co. Ltd.	221,100	1,624
TV Asahi Holdings Corp.	119,600	2,401
Ulvac, Inc.	22,400	1,401
UT Group Co. Ltd.*	48,900	1,417
Wacoal Holdings Corp.	57,700	1,821
Zenkoku Hosho Co. Ltd.	38,600	1,663

		254,462

Mexico - 0.8%
Cemex S.A.B. de C.V. ADR (Participation Certificate)*	85,294	640
Fibra Uno Administracion S.A. de C.V.	844,001	1,249
Wal-Mart de Mexico S.A.B. de C.V.	4,039,596	9,906

		11,795

Netherlands - 3.5%
Akzo Nobel N.V.	62,658	5,481
AMG Advanced Metallurgical Group N.V.	26,464	1,329
ArcelorMittal*	22,165	718
ASM International N.V.	13,699	926
ASR Nederland N.V.	32,819	1,350
BE Semiconductor Industries N.V.	24,759	2,069
Core Laboratories N.V.	88,208	9,663
Euronext N.V.(2)	31,788	1,972
ING Groep N.V.	301,001	5,539
Koninklijke Philips N.V.	7,977	302
Philips Lighting N.V.(2)	35,511	1,303
PostNL N.V.	850,958	4,153
Royal Dutch Shell PLC, Class B	388,409	13,100
TKH Group N.V. - CVA	18,333	1,163

		49,068

New Zealand - 0.1%
Summerset Group Holdings Ltd.	367,243	1,432

Norway - 0.3%
Sbanken ASA(2)	74,660	737
Statoil ASA	72,569	1,552
Storebrand ASA	235,927	1,918

		4,207

ACTIVE M/MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4%(1) continued
Russia - 1.4%
Gazprom PJSC ADR (London Exchange)	855,456	$3,772
LUKOIL PJSC ADR (London Exchange)	62,300	3,564
Sberbank of Russia PJSC ADR	130,000	2,201
Yandex N.V., Class A*	337,843	11,064

		20,601

Singapore - 0.3%
Fortune Real Estate Investment Trust	733,000	906
Mapletree Industrial Trust	830,000	1,261
Venture Corp. Ltd.	101,100	1,545

		3,712

South Africa - 0.4%
Anglo American Platinum Ltd.*	63,209	1,806
Gold Fields Ltd. ADR	644,989	2,773
Impala Platinum Holdings Ltd.*	383,443	1,002

		5,581

South Korea - 3.2%
Chong Kun Dang Pharmaceutical Corp.	7,917	1,023
Douzone Bizon Co. Ltd.	41,085	1,276
GS Home Shopping, Inc.	5,608	1,136
KB Financial Group, Inc.	61,975	3,664
Kia Motors Corp.	11,264	352
KIWOOM Securities Co. Ltd.	19,288	1,577
Korea United Pharm, Inc.	32,289	917
KT Corp. ADR	205,013	3,200
KT&G Corp.	26,457	2,855
Lotte Chilsung Beverage Co. Ltd.*	1,504	1,866
Lotte Confectionery Co. Ltd.*	2,915	398
Lotte Corp.	36,484	2,217
LS Industrial Systems Co. Ltd.	20,066	1,218
Poongsan Corp.	26,517	1,176
S-1 Corp.	40,995	4,099
Samsung Electronics Co. Ltd.	1,906	4,528
SFA Engineering Corp.*	32,401	1,169
Shinhan Financial Group Co. Ltd.	50,523	2,332
SK Telecom Co. Ltd.	24,436	6,097
SKC Co. Ltd.	30,346	1,330
SL Corp.	46,665	1,068
TES Co. Ltd.	42,296	1,501

		44,999

Spain - 1.2%
Atresmedia Corp. de Medios de Comunicacion S.A.	135,897	1,417
Bankinter S.A.	139,832	1,323
CaixaBank S.A.	1,055,546	4,910
Enagas S.A.	43,902	1,256
Industria de Diseno Textil S.A.	138,234	4,808
Melia Hotels International S.A.	60,450	833
Merlin Properties Socimi S.A.	174,962	2,369
Red Electrica Corp. S.A.	9,823	220

		17,136

Sweden - 1.9%
Alfa Laval AB	114,100	2,691
Atlas Copco AB, Class A	290,947	12,531
Com Hem Holding AB	81,261	1,242
Dometic Group AB(2)	142,971	1,454
Intrum Justitia AB	23,800	879
Scandic Hotels Group AB(2)	88,045	1,262
SSAB AB, Class B*	345,611	1,542
Swedish Orphan Biovitrum AB*	48,778	668
Telefonaktiebolaget LM Ericsson, Class B	505,259	3,312
Wihlborgs Fastigheter AB	71,459	1,707

		27,288

Switzerland - 7.8%
ABB Ltd. (Registered)	276,805	7,402
Adecco Group A.G. (Registered)	31,091	2,376
Aryzta A.G.*	68,994	2,736
Barry Callebaut A.G. (Registered)*	463	965
Chubb Ltd.	110,223	16,107
Cie Financiere Richemont S.A. (Registered)	71,524	6,476
Coca-Cola HBC A.G. - CDI*	38,498	1,252
GAM Holding A.G.*	52,442	845
Georg Fischer A.G. (Registered)	2,275	3,001
Helvetia Holding A.G. (Registered)	1,313	738
Julius Baer Group Ltd.*	65,925	4,030
LafargeHolcim Ltd. (Registered)*	70,822	3,990
Logitech International S.A. (Registered)	67,973	2,292
Nestle S.A. (Registered)	173,294	14,892
Novartis A.G. (Registered)	73,668	6,228
Oriflame Holding A.G.	24,146	995
Pargesa Holding S.A. (Bearer)	28,056	2,431
Roche Holding A.G. (Genusschein)	24,712	6,251
Sika A.G. (Bearer)	1,119	8,870
Straumann Holding A.G. (Registered)	3,122	2,204
Swiss Life Holding A.G. (Registered)*	6,641	2,350

NORTHERN FUNDS QUARTERLY REPORT    5    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4%(1) continued
Switzerland - 7.8% continued
UBS Group A.G. (Registered)*	316,569	$5,817
Wizz Air Holdings PLC*(2)	45,477	2,250
Zurich Insurance Group A.G.	22,205	6,753

		111,251

Taiwan - 1.2%
MediaTek, Inc.	135,000	1,331
Shin Kong Financial Holding Co. Ltd.	3,992,000	1,407
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	366,746	14,541

		17,279

United Kingdom - 15.7%
Anglo American PLC	152,042	3,178
AstraZeneca PLC	173,391	11,899
Auto Trader Group PLC(2)	176,700	839
Aviva PLC	846,932	5,788
B&M European Value Retail S.A.	204,218	1,165
Balfour Beatty PLC	1,126,658	4,515
Barclays PLC	3,414,501	9,310
Beazley PLC	141,302	1,013
Bellway PLC	26,614	1,280
BP PLC	2,321,778	16,374
British American Tobacco PLC	140,296	9,469
BT Group PLC	959,008	3,511
Cairn Energy PLC*	269,249	771
Centrica PLC	1,523,772	2,821
Cineworld Group PLC	88,355	717
Clinigen Group PLC	125,967	1,747
Cobham PLC*	1,650,858	2,805
Compass Group PLC	664,564	14,370
Computacenter PLC	74,069	1,148
Costain Group PLC	145,155	917
De La Rue PLC	194,267	1,683
Debenhams PLC	2,658,107	1,263
Diageo PLC	84,854	3,105
Dialog Semiconductor PLC*	21,150	655
DS Smith PLC	126,909	883
Electrocomponents PLC	168,576	1,424
Experian PLC	657,368	14,447
Ferroglobe PLC	30,206	489
G4S PLC	259,093	931
GlaxoSmithKline PLC	330,031	5,837
Greggs PLC	64,595	1,214
Hays PLC	574,236	1,406
Hill & Smith Holdings PLC	27,762	500
HSBC Holdings PLC	786,800	8,114
Ibstock PLC(2)	237,929	856
Inchcape PLC	81,382	858
Intermediate Capital Group PLC	103,996	1,604
ITV PLC	731,272	1,628
J Sainsbury PLC	1,914,131	6,232
JD Sports Fashion PLC	263,665	1,195
Jupiter Fund Management PLC	243,592	2,066
Just Group PLC	440,490	1,004
Keller Group PLC	79,074	1,033
Kingfisher PLC	751,443	3,426
Ladbrokes Coral Group PLC	334,452	818
Lloyds Banking Group PLC	4,075,287	3,732
LondonMetric Property PLC	234,920	590
Marks & Spencer Group PLC	1,425,019	6,044
Micro Focus International PLC	52,717	1,789
Mitie Group PLC	483,735	1,258
Moneysupermarket.com Group PLC	164,177	789
National Express Group PLC	251,977	1,293
Northgate PLC	137,810	708
Premier Foods PLC*	1,266,780	734
Prudential PLC	185,423	4,767
Reckitt Benckiser Group PLC	161,219	15,059
Redrow PLC	149,618	1,325
Rentokil Initial PLC	264,399	1,131
RPC Group PLC	72,924	863
Safestore Holdings PLC	230,572	1,555
SSE PLC	247,932	4,417
Standard Chartered PLC*	339,222	3,570
Synthomer PLC	247,790	1,634
Tate & Lyle PLC	137,873	1,308
TP ICAP PLC	170,796	1,223
UNITE Group (The) PLC	118,919	1,292
Vesuvius PLC	158,244	1,242
Virgin Money Holdings UK PLC	292,952	1,120
Vodafone Group PLC	1,556,313	4,916
Wm Morrison Supermarkets PLC	1,708,752	5,071

		223,738

United States - 0.6%
Banco Latinoamericano de Comercio Exterior S.A., Class E	52,951	1,424

ACTIVE M/MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4%(1) continued
United States - 0.6% continued
Carnival PLC	73,616	$4,840
Nexteer Automotive Group Ltd.*	678,000	1,613

		7,877

Total Common Stocks (Cost $1,104,301)		1,328,105

PREFERRED STOCKS - 1.1%(1)
Brazil - 0.2%
Cia Brasileira de Distribuicao*	95,900	2,265
Telefonica Brasil S.A.,
2.39%(4)	93,300	1,378

		3,643

Germany - 0.9%
Volkswagen A.G.,
1.24%(4)	63,098	12,575

Total Preferred Stocks (Cost $12,731)		16,218

INVESTMENT COMPANIES - 4.7%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(5)(6)	65,086,913	65,087
Vanguard FTSE Developed Markets ETF	32,564	1,461

Total Investment Companies (Cost $66,536)		66,548

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
1.08%, 2/1/18(7) (8)	$4,460	$4,455

Total Short-Term Investments (Cost $4,455)		4,455

Total Investments - 99.5% (Cost $1,188,023)		1,415,326

Other Assets less Liabilities - 0.5%		7,271

Net Assets - 100.0%		$1,422,597

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Level 3 asset.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2017 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
MSCI EAFE Index	333	$34,058	Long	3/18	$371

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.1%
Consumer Staples	8.3
Energy	6.7
Financials	17.6
Health Care	10.5
Industrials	15.5
Information Technology	10.5
Materials	8.6
Real Estate	2.0
Telecommunication Services	3.5
Utilities	1.7

Total	100.0%

At December 31, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	22.1%
Japanese Yen	18.9
British Pound	18.6
United States Dollar	12.0
Swiss Franc	6.7
All other currencies less than 5%	21.7

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    7    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Argentina	$1,703	$—	$—	$1,703
Brazil	8,032	10,823	—	18,855
Canada	76,435	1,356	—	77,791
China	6,183	21,848	—	28,031
Hong Kong	—	33,183	5	33,188
India	16,282	—	—	16,282
Ireland	34,411	9,231	—	43,642
Israel	3,771	—	—	3,771
Mexico	11,795	—	—	11,795
Netherlands	9,663	39,405	—	49,068
Russia	11,065	9,536	—	20,601
South Africa	2,773	2,808	—	5,581
South Korea	3,598	41,401	—	44,999
Switzerland	16,107	95,144	—	111,251
Taiwan	14,541	2,738	—	17,279
United Kingdom	490	223,248	—	223,738
United States	1,424	6,453	—	7,877
All Other Countries(1)	—	612,653	—	612,653

Total Common Stocks	218,273	1,109,827	5	1,328,105

Preferred Stocks(1)	—	16,218	—	16,218
Investment Companies	66,548	—	—	66,548
Short-Term Investments	—	4,455	—	4,455

Total Investments	$284,821	$1,130,500	$5	$1,415,326

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$371	$—	$—	$371

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Germany	$16,842	Valuations at official close price with foreign fair value adjustment
Italy	11,213	Valuations at official close price with foreign fair value adjustment

Total	$28,055

ACTIVE M/MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/17 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)		PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/17 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/17 (000S)
Common Stocks
Hong Kong	$5	$—	$—	*	$—	$—	$—	$—	$5	$—	*

*	Amount rounds to less than one thousand.

The Fund valued the securities included in the Balance as of 12/31/17 above using prices provided by the investment adviser’s pricing and valuation committee.

	FAIR VALUE AT 12/31/17 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stocks	$5	Discounted Cash Flow Analysis	Distressed/Defaulted Market Discount, Estimated Recovery Value(1)

(1)	The significant unobservable inputs that can be used in the fair value measurement are; Distressed/Defaulted Market Discount and Estimated Recovery Value. Significant increases (decreases) in the market discount in isolation would result in a significantly lower (higher) fair value measurement while an increase (decrease) in estimated recovery value in isolation would result in a significantly higher (lower) fair value measurement.

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio*	$46,300	$379,738	$426,038	$239	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	137,257	72,170	103	65,087	65,087

Total	$46,300	$516,995	$498,208	$342	$65,087	65,087

*	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

NORTHERN FUNDS QUARTERLY REPORT    9    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M U.S. EQUITY FUND	DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4%
Aerospace & Defense - 1.9%
Aerovironment, Inc.*	12,841	$721
Northrop Grumman Corp.	17,600	5,402
Raytheon Co.	25,800	4,846

		10,969

Apparel & Textile Products - 1.6%
Albany International Corp., Class A	19,288	1,185
Carter’s, Inc.	14,860	1,746
NIKE, Inc., Class B	99,609	6,231

		9,162

Asset Management - 0.5%
E*TRADE Financial Corp.*	27,500	1,363
WisdomTree Investments, Inc.	100,825	1,266

		2,629

Automotive - 0.8%
Aptiv PLC	39,300	3,334
Cooper-Standard Holdings, Inc.*	9,123	1,117

		4,451

Banking - 1.8%
BancFirst Corp.	9,357	479
BB&T Corp.	106,000	5,270
Boston Private Financial Holdings, Inc.	42,361	654
Central Pacific Financial Corp.	22,063	658
CIT Group, Inc.	44,700	2,201
Columbia Banking System, Inc.	26,214	1,139

		10,401

Biotechnology & Pharmaceuticals - 5.4%
Cambrex Corp.*	23,427	1,124
Celgene Corp.*	41,771	4,359
Eagle Pharmaceuticals, Inc.*	8,022	429
Halozyme Therapeutics, Inc.*	50,302	1,019
Johnson & Johnson	36,400	5,086
Ligand Pharmaceuticals, Inc.*	5,820	797
Merck & Co., Inc.	80,000	4,502
Pfizer, Inc.	134,500	4,872
Regeneron Pharmaceuticals, Inc.*	10,906	4,100
Supernus Pharmaceuticals, Inc.*	23,044	918
United Therapeutics Corp.*	10,200	1,509
Zoetis, Inc.	31,398	2,262

		30,977

Chemicals - 1.3%
DowDuPont, Inc.	74,117	5,279
Mosaic (The) Co.	24,400	626
PPG Industries, Inc.	14,400	1,682

		7,587

Commercial Services - 0.8%
CBIZ, Inc.*	57,265	885
H&R Block, Inc.	59,800	1,568
KAR Auction Services, Inc.	32,500	1,641
SP Plus Corp.*	17,973	667

		4,761

Consumer Products - 6.7%
Archer-Daniels-Midland Co.	109,700	4,397
Coca-Cola (The) Co.	205,545	9,430
Farmer Brothers Co.*	19,674	633
Inter Parfums, Inc.	19,022	827
Kellogg Co.	56,415	3,835
MGP Ingredients, Inc.	13,126	1,009
Molson Coors Brewing Co., Class B	108,200	8,880
Mondelez International, Inc., Class A	119,800	5,127
Nestle S.A. ADR	50,089	4,306

		38,444

Consumer Services - 0.1%
Nutrisystem, Inc.	13,682	720

Containers & Packaging - 0.7%
Crown Holdings, Inc.*	68,350	3,845

Design, Manufacturing & Distribution - 0.3%
Avnet, Inc.	44,000	1,743

Distributors - Consumer Staples - 0.3%
US Foods Holding Corp.*	54,200	1,731

Engineering & Construction Services - 0.3%
Kratos Defense & Security Solutions, Inc.*	53,139	563
TopBuild Corp.*	13,217	1,001

		1,564

Forest & Paper Products - 0.2%
Neenah Paper, Inc.	13,605	1,233

Gaming, Lodging & Restaurants - 0.9%
Starbucks Corp.	91,208	5,238

Hardware - 5.1%
ARRIS International PLC*	69,600	1,788
Cisco Systems, Inc.	405,900	15,546
Cray, Inc.*	47,129	1,140
Infinera Corp.*	85,431	541

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M U.S. EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Hardware - 5.1% continued
Mercury Systems, Inc.*	16,025	$823
Motorola Solutions, Inc.	76,155	6,880
Universal Electronics, Inc.*	17,887	845
Western Digital Corp.	18,700	1,487

		29,050

Health Care Facilities & Services - 4.4%
AmerisourceBergen Corp.	17,800	1,634
Cardinal Health, Inc.	118,300	7,248
Express Scripts Holding Co.*	71,700	5,352
HealthEquity, Inc.*	17,943	837
Laboratory Corp. of America Holdings*	9,600	1,531
MEDNAX, Inc.*	43,200	2,309
Medpace Holdings, Inc.*	17,864	648
NeoGenomics, Inc.*	102,437	908
Quest Diagnostics, Inc.	49,500	4,875

		25,342

Industrial Services - 0.6%
AerCap Holdings N.V.*	31,300	1,647
SiteOne Landscape Supply, Inc.*	20,901	1,603

		3,250

Institutional Financial Services - 0.9%
Bank of New York Mellon (The) Corp.	90,700	4,885

Insurance - 4.2%
Alleghany Corp.*	4,300	2,563
Allstate (The) Corp.	59,000	6,178
AMERISAFE, Inc.	11,448	705
Infinity Property & Casualty Corp.	7,923	840
Kinsale Capital Group, Inc.	21,822	982
Loews Corp.	39,200	1,961
Markel Corp.*	1,000	1,139
Marsh & McLennan Cos., Inc.	58,900	4,794
Progressive (The) Corp.	39,900	2,247
Voya Financial, Inc.	16,300	806
Willis Towers Watson PLC	10,900	1,643

		23,858

Iron & Steel - 0.6%
Carpenter Technology Corp.	15,297	780
Steel Dynamics, Inc.	54,040	2,331

		3,111

Leisure Products - 0.2%
Acushnet Holdings Corp.	59,722	1,259

Machinery - 0.2%
Astec Industries, Inc.	18,037	1,055

Manufactured Goods - 0.3%
Chart Industries, Inc.*	21,922	1,027
EnPro Industries, Inc.	6,487	607

		1,634

Media - 8.1%
Alphabet, Inc., Class A*	9,767	10,289
Alphabet, Inc., Class C*	7,399	7,742
AMC Networks, Inc., Class A*	29,700	1,606
Boingo Wireless, Inc.*	25,569	575
Discovery Communications, Inc., Class C*	87,100	1,844
DISH Network Corp., Class A*	42,100	2,010
Facebook, Inc., Class A*	47,099	8,311
Liberty Expedia Holdings, Inc., Class A*	29,500	1,308
Liberty Media Corp.-Liberty SiriusXM, Class C*	21,100	837
New York Times (The) Co., Class A	49,027	907
News Corp., Class A	102,700	1,665
Priceline Group (The), Inc.*	2,656	4,616
Quotient Technology, Inc.*	72,796	855
Scholastic Corp.	21,496	862
Viacom, Inc., Class B	61,800	1,904
Wix.com Ltd.*	14,177	816

		46,147

Medical Equipment & Devices - 4.1%
Abbott Laboratories	90,800	5,182
Align Technology, Inc.*	20,184	4,485
DENTSPLY SIRONA, Inc.	27,900	1,836
Medtronic PLC	126,500	10,215
Zimmer Biomet Holdings, Inc.	15,000	1,810

		23,528

Metals & Mining - 0.3%
Encore Wire Corp.	17,808	866
Ferroglobe Representation & Warranty Insurance Trust* (1)	134,047	—
Kaiser Aluminum Corp.	9,321	996

		1,862

Oil, Gas & Coal - 6.2%
Antero Resources Corp.*	114,700	2,179
Chevron Corp.	43,100	5,396
ConocoPhillips	100,300	5,505

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Oil, Gas & Coal - 6.2% continued
Forum Energy Technologies, Inc.*	57,948	$901
Halliburton Co.	113,400	5,542
Marathon Oil Corp.	325,874	5,517
Occidental Petroleum Corp.	75,600	5,569
Range Resources Corp.	126,500	2,158
Schlumberger Ltd.	28,800	1,941
Transocean Ltd.*	78,100	834

		35,542

Passenger Transportation - 0.8%
Alaska Air Group, Inc.	22,500	1,654
JetBlue Airways Corp.*	65,100	1,454
United Continental Holdings, Inc.*	19,000	1,281

		4,389

Real Estate - 0.4%
CBRE Group, Inc., Class A*	19,600	849
Marcus & Millichap, Inc.*	43,906	1,432

		2,281

Real Estate Investment Trusts - 2.4%
Annaly Capital Management, Inc.	189,800	2,257
Equity Residential	71,348	4,550
Iron Mountain, Inc.	13,600	513
JBG SMITH Properties	38,300	1,330
Terreno Realty Corp.	25,225	884
Uniti Group, Inc.	96,400	1,715
VEREIT, Inc.	346,100	2,696

		13,945

Recreational Facilities & Services - 0.2%
Madison Square Garden (The) Co., Class A*	5,800	1,223

Renewable Energy - 0.1%
Green Plains, Inc.	33,051	557

Retail - Consumer Staples - 2.8%
Casey’s General Stores, Inc.	26,100	2,922
CVS Health Corp.	63,000	4,567
Dollar General Corp.	38,072	3,541
Dollar Tree, Inc.*	48,300	5,183

		16,213

Retail - Discretionary - 4.7%
Advance Auto Parts, Inc.	22,000	2,193
AutoZone, Inc.*	4,455	3,169
Bed Bath & Beyond, Inc.	59,000	1,298
eBay, Inc.*	211,325	7,976
Liberty Interactive Corp. QVC Group, Class A*	22,700	554
Lowe’s Cos., Inc.	60,000	5,576
Monro, Inc.	20,020	1,140
O’Reilly Automotive, Inc.*	21,170	5,092

		26,998

Semiconductors - 1.6%
Intel Corp.	105,600	4,874
Skyworks Solutions, Inc.	45,400	4,311

		9,185

Software - 6.5%
Acxiom Corp.*	39,382	1,085
Adobe Systems, Inc.*	50,381	8,829
CA, Inc.	177,600	5,910
Callidus Software, Inc.*	46,895	1,344
Descartes Systems Group (The), Inc.*	29,100	826
Five9, Inc.*	45,976	1,144
Microsoft Corp.	57,379	4,908
New Relic, Inc.*	22,323	1,290
Open Text Corp.	41,300	1,473
Oracle Corp.	225,379	10,656

		37,465

Specialty Finance - 2.4%
Ally Financial, Inc.	28,900	843
FleetCor Technologies, Inc.*	3,100	596
FNF Group	29,400	1,154
Mastercard, Inc., Class A	17,554	2,657
Visa, Inc., Class A	64,026	7,300
Western Union (The) Co.	59,800	1,137

		13,687

Technology Services - 4.5%
Accenture PLC, Class A	38,656	5,918
Automatic Data Processing, Inc.	54,623	6,401
Cubic Corp.	18,722	1,104
Dell Technologies, Inc., Class V*	19,200	1,561
DXC Technology Co.	66,100	6,273
Gartner, Inc.*	31,992	3,940
MAXIMUS, Inc.	9,800	701

		25,898

Telecom - 2.8%
AT&T, Inc.	244,980	9,525

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M U.S. EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Telecom - 2.8% continued
ORBCOMM, Inc.*	92,279	$939
Verizon Communications, Inc.	100,400	5,314

		15,778

Transportation & Logistics - 1.5%
Hub Group, Inc., Class A*	20,790	996
Marten Transport Ltd.	45,109	916
United Parcel Service, Inc., Class B	57,800	6,887

		8,799

Transportation Equipment - 0.5%
Wabtec Corp.	36,800	2,997

Utilities - 3.1%
AES Corp.	244,305	2,646
Alliant Energy Corp.	40,200	1,713
American States Water Co.	15,390	891
Edison International	61,300	3,877
FirstEnergy Corp.	105,100	3,218
PPL Corp.	89,100	2,758
SCANA Corp.	44,400	1,766
WEC Energy Group, Inc.	12,200	810

		17,679

Waste & Environment Services & Equipment - 1.3%
Stericycle, Inc.*	28,300	1,924
Waste Management, Inc.	62,200	5,368

		7,292

Total Common Stocks (Cost $480,023)		540,364

INVESTMENT COMPANIES - 5.2%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(2) (3)	29,835,834	29,836

Total Investment Companies (Cost $29,836)		29,836

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
1.09%, 2/1/18(4) (5)	$1,080	$1,079

Total Short-Term Investments (Cost $1,079)		1,079

Total Investments - 99.8% (Cost $510,938)		571,279

Other Assets less Liabilities - 0.2%		1,350

NET ASSETS - 100.0%		$572,629

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2017 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini Russell 2000 Index	14	$1,075	Long	3/18	$1
E-Mini S&P 500	75	10,035	Long	3/18	29
E-Mini S&P MidCap 400	3	571	Long	3/18	2

Total					$32

ACTIVE M/MULTI-MANAGER FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.9%
Consumer Staples	8.8
Energy	6.7
Financials	8.5
Health Care	14.8
Industrials	8.9
Information Technology	27.4
Materials	3.1
Real Estate	2.6
Telecommunication Services	3.0
Utilities	3.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$540,364	$—	$—	$540,364
Investment Companies	29,836	—	—	29,836
Short-Term Investments	—	1,079	—	1,079

Total Investments	$570,200	$1,079	$—	$571,279

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$32	$—	$—	$32

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio*	$17,283	$175,252	$192,535	$93	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	48,733	18,897	41	29,836	29,836

Total	$17,283	$223,985	$211,432	$134	$29,836	29,836

*	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

NORTHERN FUNDS QUARTERLY REPORT    5    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.2%(1)
Australia - 8.6%
AusNet Services	11,653,518	$16,433
Macquarie Atlas Roads Group	2,092,362	10,237
Spark Infrastructure Group	17,145,383	33,529
Transurban Group	4,465,464	43,222

		103,421

Brazil - 2.1%
EDP - Energias do Brasil S.A.*	2,314,300	9,738
Transmissora Alianca de Energia Eletrica S.A.	2,466,700	15,826

		25,564

Canada - 6.3%
Enbridge, Inc.	693,811	27,134
Hydro One Ltd.(2)	1,634,300	29,124
TransCanada Corp.	400,694	19,502

		75,760

Chile - 0.6%
Aguas Andinas S.A., Class A	10,192,365	6,747

France - 9.6%
Eutelsat Communications S.A.	1,025,941	23,688
Getlink S.E.	3,193,835	41,076
SES S.A.	1,204,947	18,777
Vinci S.A.	311,481	31,779

		115,320

Germany - 3.3%
Fraport A.G. Frankfurt Airport Services Worldwide	357,926	39,375

Italy - 15.5%
ASTM S.p.A.	145,598	4,228
Atlantia S.p.A.	2,272,556	71,686
Hera S.p.A.	1,490,733	5,200
Italgas S.p.A.	2,685,324	16,384
Snam S.p.A.	8,711,275	42,653
Societa Iniziative Autostradali e Servizi S.p.A.	278,051	5,172
Terna Rete Elettrica Nazionale S.p.A.	7,234,030	42,007

		187,330

Japan - 1.5%
Tokyo Gas Co. Ltd.	796,600	18,192

Mexico - 0.7%
OHL Mexico S.A.B. de C.V.	4,812,189	7,986

Netherlands - 2.4%
Koninklijke Vopak N.V.	668,514	29,324

Portugal - 0.6%
REN - Redes Energeticas Nacionais SGPS S.A.	2,275,769	6,761

Spain - 5.7%
Abertis Infraestructuras S.A.	1,224,200	27,239
Cellnex Telecom S.A.U.(2)	271,862	6,958
Enagas S.A.	489,724	14,009
Red Electrica Corp. S.A.	934,200	20,948

		69,154

Switzerland - 1.9%
Flughafen Zurich A.G. (Registered)	102,059	23,338

United Kingdom - 12.0%
National Grid PLC	5,358,453	62,946
Pennon Group PLC	1,909,375	20,097
Severn Trent PLC	806,296	23,526
United Utilities Group PLC	3,400,392	38,058

		144,627

United States - 17.4%
Atmos Energy Corp.	81,607	7,009
CMS Energy Corp.	408,623	19,328
Crown Castle International Corp.	260,399	28,907
Edison International	248,900	15,740
Genesee & Wyoming, Inc., Class A*	68,000	5,354
Kinder Morgan, Inc.	1,465,942	26,490
NiSource, Inc.	763,301	19,594
Norfolk Southern Corp.	200,850	29,103
PG&E Corp.	843,413	37,810
Sempra Energy	93,545	10,002
Union Pacific Corp.	79,300	10,634

		209,971

Total Common Stocks (Cost $918,186)		1,062,870

MASTER LIMITED PARTNERSHIPS - 4.1%
United States - 4.1%
Boardwalk Pipeline Partners L.P.	1,876,079	24,220
Enbridge Energy Partners L.P.	1,853,431	25,596

		49,816

Total Master Limited Partnerships (Cost $67,297)		49,816

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 7.2%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(3) (4)	86,218,436	$86,218

Total Investment Companies (Cost $86,218)		86,218

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
1.08%, 2/1/18(5) (6)	$1,540	$1,538

Total Short-Term Investments (Cost $1,539)		1,538

Total Investments - 99.6% (Cost $1,073,240)		1,200,442

Other Assets less Liabilities - 0.4%		4,278

NET ASSETS - 100.0%		$1,204,720

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2017 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	106	$14,183	Long	3/18	$57
Mini MSCI EAFE Index	109	11,148	Long	3/18	109

Total					$166

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	3.8%
Energy	18.8
Industrials	31.5
Real Estate	2.6
Telecommunication Services	0.6
Utilities	42.7

Total	100.0%

At December 31, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	40.2%
United States Dollar	23.3
British Pound	13.0
Australian Dollar	9.3
Canadian Dollar	6.8
All other currencies less than 5%	7.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Canada	$75,760	$—	$—	$75,760
Chile	6,747	—	—	6,747
Mexico	7,986	—	—	7,986
United States	209,971	—	—	209,971
All Other Countries(1)	—	762,406	—	762,406

Total Common Stocks	300,464	762,406	—	1,062,870

Master Limited Partnerships(1)	49,816	—	—	49,816
Investment Companies	86,218	—	—	86,218
Short-Term Investments	—	1,538	—	1,538

Total Investments	$436,498	$763,944	$—	$1,200,442

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$166	$—	$—	$166

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Brazil	$15,826	Valuations at official close price with foreign fair value adjustment
Italy	9,400	Valuations at official close price with foreign fair value adjustment

Total	$25,226

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio*	$57,454	$430,841	$488,295	$302	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	150,815	64,597	136	86,218	86,218

Total	$57,454	$581,656	$552,892	$438	$86,218	86,218

*	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND	DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%(1)
Australia - 2.9%
BGP Holdings PLC(2)	3,277,404	$—
Dexus	327,696	2,488
Goodman Group	207,967	1,363
GPT Group (The)	175,000	697

		4,548

Canada - 1.4%
Canadian Real Estate Investment Trust	10,100	372
Pure Industrial Real Estate Trust	140,300	756
RioCan Real Estate Investment Trust	53,300	1,033

		2,161

China - 0.7%
SOHO China Ltd.	1,942,700	1,136

France - 2.2%
Gecina S.A.	15,189	2,802
Unibail-Rodamco S.E.	2,305	581

		3,383

Germany - 5.2%
alstria office REIT-A.G.	154,239	2,382
Aroundtown S.A.	74,652	575
Deutsche Wohnen S.E.	55,641	2,426
Grand City Properties S.A.	46,200	1,087
Vonovia S.E.	30,411	1,505

		7,975

Hong Kong - 5.5%
CK Asset Holdings Ltd.	199,000	1,739
Hongkong Land Holdings Ltd.	382,323	2,689
Link REIT	135,000	1,251
Sun Hung Kai Properties Ltd.	104,000	1,732
Wharf Real Estate Investment Co. Ltd.*	160,916	1,071

		8,482

Ireland - 0.9%
Green REIT PLC	736,571	1,374

Japan - 7.9%
Daiwa Office Investment Corp.	94	496
Hulic REIT, Inc.	194	282
Japan Rental Housing Investments, Inc.	1,260	919
Leopalace21 Corp.	86,542	673
Mitsubishi Estate Co. Ltd.	233,400	4,056
Mitsui Fudosan Co. Ltd.	173,800	3,896
Sumitomo Realty & Development Co. Ltd.	44,000	1,444
United Urban Investment Corp.	270	388

		12,154

Netherlands - 0.3%
Eurocommercial Properties N.V. - CVA	12,000	523

Singapore - 4.2%
CapitaLand Commercial Trust	519,600	749
CapitaLand Ltd.	301,200	794
CapitaLand Mall Trust	571,500	910
City Developments Ltd.	307,900	2,863
Mapletree Commercial Trust	904,073	1,095

		6,411

Spain - 2.7%
Inmobiliaria Colonial Socimi S.A.	122,760	1,217
Merlin Properties Socimi S.A.	219,265	2,969

		4,186

United Kingdom - 10.2%
Assura PLC	1,430,946	1,234
Capital & Counties Properties PLC	414,186	1,787
Derwent London PLC	20,600	867
Grainger PLC	497,050	1,936
Great Portland Estates PLC	286,796	2,664
Hammerson PLC	270,981	2,000
Land Securities Group PLC	285,990	3,879
Tritax Big Box REIT PLC	258,100	519
UNITE Group (The) PLC	81,824	889

		15,775

United States - 51.4%
American Campus Communities, Inc.	27,600	1,132
American Homes 4 Rent, Class A	85,300	1,863
American Tower Corp.	5,300	756
AvalonBay Communities, Inc.	6,620	1,181
Boston Properties, Inc.	6,371	828
Brandywine Realty Trust	46,575	847
Brixmor Property Group, Inc.	92,730	1,730
Brookdale Senior Living, Inc.*	319,012	3,094
Camden Property Trust	10,575	974
Columbia Property Trust, Inc.	47,300	1,086
CoreSite Realty Corp.	2,411	275
Crown Castle International Corp.	24,417	2,711
CubeSmart	38,742	1,120
DCT Industrial Trust, Inc.	15,763	927

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.5%(1) continued
United States - 51.4% continued
DDR Corp.	131,100	$1,175
Duke Realty Corp.	62,200	1,692
Empire State Realty Trust, Inc., Class A	27,429	563
Equinix, Inc.	4,980	2,257
Equity LifeStyle Properties, Inc.	6,696	596
Equity Residential	9,383	598
Essex Property Trust, Inc.	7,756	1,872
Extra Space Storage, Inc.	14,535	1,271
Federal Realty Investment Trust	8,500	1,129
GGP, Inc.	59,687	1,396
Gramercy Property Trust	48,266	1,287
HCP, Inc.	106,008	2,765
Host Hotels & Resorts, Inc.	48,091	955
Hudson Pacific Properties, Inc.	38,800	1,329
Invitation Homes, Inc.	42,962	1,013
Kilroy Realty Corp.	15,100	1,127
Kimco Realty Corp.	10,935	199
LaSalle Hotel Properties	26,100	733
Liberty Property Trust	15,226	655
MGM Growth Properties LLC, Class A	89,505	2,609
Mid-America Apartment Communities, Inc.	18,600	1,870
Outfront Media, Inc.	24,836	576
Park Hotels & Resorts, Inc.	58,760	1,689
Physicians Realty Trust	41,900	754
Prologis, Inc.	36,519	2,356
Public Storage	11,684	2,442
QTS Realty Trust, Inc., Class A	27,700	1,500
Realty Income Corp.	3,339	190
Regency Centers Corp.	23,872	1,652
Retail Properties of America, Inc., Class A	56,345	757
Simon Property Group, Inc.	54,076	9,287
SL Green Realty Corp.	23,510	2,373
STORE Capital Corp.	42,498	1,107
Sunstone Hotel Investors, Inc.	57,925	958
Taubman Centers, Inc.	26,446	1,730
UDR, Inc.	43,777	1,686
Urban Edge Properties	47,052	1,199
Ventas, Inc.	27,800	1,668
Vornado Realty Trust	8,548	668
Weingarten Realty Investors	31,054	1,021
Welltower, Inc.	3,589	229

		79,457

Total Common Stocks (Cost $138,789)		147,565

INVESTMENT COMPANIES - 5.5%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(3) (4)	8,521,560	8,522

Total Investment Companies (Cost $8,522)		8,522

Total Investments - 101.0% (Cost $147,311)		156,087

Liabilities less Other Assets - (1.0%)		(1,558)

NET ASSETS - 100.0%		$154,529

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2017 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activities	10.5%
Diversified REITs	10.2
Health Care Facilities	2.1
Health Care REITs	4.5
Hotel & Resort REITs	4.7
Industrial REITs	5.2
Office REITs	13.9
Real Estate Development	1.9
Real Estate Operating Companies	8.9
Residential REITs	9.9
Retail REITs	19.5
Specialized REITs	8.7

Total	100.0%

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

At December 31, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	55.7%
Euro	11.8
British Pound	10.7
Japanese Yen	8.2
All other currencies less than 5%	13.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Canada	$2,161	$—	$—	$2,161
Hong Kong	1,071	7,411	—	8,482
United States	79,457	—	—	79,457
All Other Countries(1)	—	57,465	—	57,465
Total Common Stocks	82,689	64,876	—	147,565
Investment Companies	8,522	—	—	8,522

Total Investments	$91,211	$64,876	$—	$156,087

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Germany	$1,087	Valuations at official close price with foreign fair value adjustment

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued	DECEMBER 31, 2017 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio*	$9,793	$102,278	$112,071	$27	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	30,458	21,936	10	8,522	8,522

Total	$9,793	$132,736	$134,007	$37	$8,522	8,522

*	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

ACTIVE M/MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 0.0%
United States - 0.0%
CEDC Finance Corp. International, Inc.,
10.00%, 12/31/22(2)	$85	$76

Total Corporate Bonds (Cost $82)		76

FOREIGN ISSUER BONDS - 94.7%
Angola - 0.6%
Angolan Government International Bond,
9.50%, 11/12/25	900	1,041

Argentina - 3.2%
Argentina Bonar Bonds,
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.50%),
25.68%, 3/11/19 (ARS)(3)	454	24
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.25%),
26.40%, 3/1/20 (ARS)(3)	476	26
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.00%),
25.18%, 4/3/22 (ARS)(3)	3,096	166
Argentina POM Politica Monetaria,
(Floating, Argentina Central Bank 7D Repo Rate),
28.75%, 6/21/20 (ARS)(3)	32,691	1,867
Argentine Republic Government International Bond,
6.88%, 4/22/21	150	164
7.50%, 4/22/26	305	345
8.28%, 12/31/33	140	165
2.50%, 12/31/38(4)	360	265
7.63%, 4/22/46	400	451
Letras del Banco Central de la Republica Argentina,
0.00%, 6/21/18 (ARS)(5) (6)	14,701	704
0.00%, 8/15/18 (ARS)(5) (6)	3,595	167
Provincia de Buenos Aires,
6.50%, 2/15/23	450	484
Provincia de Cordoba,
7.13%, 6/10/21	450	486
7.13%, 8/1/27	405	431

		5,745

Azerbaijan - 0.8%
Republic of Azerbaijan International Bond,
4.75%, 3/18/24	1,000	1,035
Southern Gas Corridor CJSC,
6.88%, 3/24/26	200	228
State Oil Co. of the Azerbaijan Republic,
6.95%, 3/18/30	200	221

		1,484

Belarus - 0.6%
Republic of Belarus International Bond,
8.95%, 1/26/18	610	613
6.88%, 2/28/23(2)	240	258
7.63%, 6/29/27(2)	200	223

		1,094

Bermuda - 0.6%
Digicel Group Ltd.,
8.25%, 9/30/20	865	853
7.13%, 4/1/22	200	185

		1,038

Brazil - 7.6%
Banco Nacional de Desenvolvimento Economico e Social,
6.50%, 6/10/19	100	105
Brazil Notas do Tesouro Nacional Serie B,
6.00%, 8/15/22 (BRL)	1,493	1,441
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/1/21 (BRL)	9,224	2,860
10.00%, 1/1/23 (BRL)	8,457	2,639
10.00%, 1/1/25 (BRL)	3,678	1,103
10.00%, 1/1/27 (BRL)	9,315	2,774
Brazilian Government International Bond,
2.63%, 1/5/23	200	193
4.25%, 1/7/25	220	224
6.00%, 4/7/26	600	671
4.63%, 1/13/28	200	201
8.25%, 1/20/34	40	52
7.13%, 1/20/37	50	60
5.63%, 1/7/41	100	102
5.00%, 1/27/45	600	560
CSN Islands XI Corp.,
6.88%, 9/21/19	110	104
CSN Resources S.A.,
6.50%, 7/21/20	110	104
Samarco Mineracao S.A.,

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 94.7% continued
Brazil - 7.6% continued
4.13%, 11/1/22(7)	$400	$274
5.38%, 9/26/24(7)	200	137

		13,604

Chile - 2.1%
Banco del Estado de Chile,
3.88%, 2/8/22	150	156
Bonos de la Tesoreria de la Republica en pesos,
4.50%, 3/1/21 (CLP)	600,000	999
4.50%, 3/1/26 (CLP)	900,000	1,465
Chile Government International Bond,
3.13%, 1/21/26	400	407
Corp. Nacional del Cobre de Chile,
5.63%, 10/18/43	200	250
4.88%, 11/4/44	200	228
4.50%, 8/1/47	200	216

		3,721

China - 0.5%
Amber Circle Funding Ltd.,
3.25%, 12/4/22	200	202
Franshion Development Ltd.,
6.75%, 4/15/21	200	219
Sinochem Overseas Capital Co. Ltd.,
4.50%, 11/12/20	100	104
6.30%, 11/12/40	100	130
Sunac China Holdings Ltd.,
7.95%, 8/8/22	200	202

		857

Colombia - 4.8%
Colombia Government International Bond,
4.00%, 2/26/24	850	883
8.13%, 5/21/24	165	208
7.38%, 9/18/37	100	135
6.13%, 1/18/41	320	386
5.63%, 2/26/44	200	229
5.00%, 6/15/45	1,050	1,113
Colombian TES,
11.00%, 7/24/20 (COP)	305,400	117
7.00%, 5/4/22 (COP)	7,822,800	2,759
10.00%, 7/24/24 (COP)	4,911,700	1,988
6.00%, 4/28/28 (COP)	1,014,100	327
7.75%, 9/18/30 (COP)	397,100	145
Ecopetrol S.A.,
7.63%, 7/23/19	60	64
Empresas Publicas de Medellin ESP,
8.38%, 11/8/27(COP)(2) (8)	693,000	239

		8,593

Costa Rica - 0.5%
Costa Rica Government International Bond,
4.25%, 1/26/23	240	234
5.75%, 11/20/24(5)	650	644

		878

Croatia - 1.1%
Croatia Government International Bond,
6.75%, 11/5/19	100	107
6.63%, 7/14/20	200	218
6.38%, 3/24/21	1,250	1,376
6.00%, 1/26/24	200	229

		1,930

Czech Republic - 0.7%
Czech Republic Government Bond,
0.08%, 7/17/19 (CZK)	28,000	1,292

Dominican Republic - 1.8%
Dominican Republic International Bond,
7.50%, 5/6/21	120	131
6.60%, 1/28/24	100	112
5.88%, 4/18/24	200	215
5.50%, 1/27/25	1,280	1,358
6.88%, 1/29/26	230	263
5.95%, 1/25/27	180	194
7.45%, 4/30/44	190	227
6.85%, 1/27/45	650	732

		3,232

Ecuador - 3.5%
Ecuador Government International Bond,
10.50%, 3/24/20	1,071	1,189
10.75%, 3/28/22	1,512	1,771
8.75%, 6/2/23	400	443
7.95%, 6/20/24	1,034	1,099
9.65%, 12/13/26	200	230
9.63%, 6/2/27	780	896
8.88%, 10/23/27(2) (8)	343	378
8.88%, 10/23/27	200	221

		6,227

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 94.7% continued
Egypt - 1.5%
Egypt Government International Bond,
6.13%, 1/31/22	$300	$314
7.50%, 1/31/27	745	825
6.88%, 4/30/40	100	101
8.50%, 1/31/47	800	921
Egypt Treasury Bills,
0.00%, 3/13/18 (EGP)(6)	2,250	123
0.00%, 4/10/18 (EGP)(6)	4,900	264
0.00%, 4/24/18 (EGP)(6)	600	32
0.00%, 7/3/18 (EGP)(6)	450	23

		2,603

El Salvador - 0.6%
El Salvador Government International Bond,
7.38%, 12/1/19	40	42
5.88%, 1/30/25	186	187
6.38%, 1/18/27	43	44
8.63%, 2/28/29	475	557
8.25%, 4/10/32	70	80
7.65%, 6/15/35	60	65
7.63%, 2/1/41	150	163

		1,138

Ethiopia - 0.2%
Ethiopia International Bond,
6.63%, 12/11/24	250	263

Gabon - 0.1%
Gabon Government International Bond,
6.38%, 12/12/24	200	204

Georgia - 0.1%
Georgia Government International Bond,
6.88%, 4/12/21	200	225

Ghana - 0.5%
Ghana Government International Bond,
7.88%, 8/7/23	300	330
10.75%, 10/14/30	400	552

		882

Hong Kong - 0.1%
Industrial & Commercial Bank of China Asia Ltd.,
5.13%, 11/30/20	100	106

Hungary - 2.3%
Hungary Government Bond,
2.50%, 6/22/18 (HUF)	150,000	587
7.00%, 6/24/22 (HUF)	59,850	292
3.00%, 6/26/24 (HUF)	80,490	341
5.50%, 6/24/25 (HUF)	73,500	359
3.00%, 10/27/27 (HUF)	146,560	619
Hungary Government International Bond,
5.38%, 2/21/23	240	267
5.75%, 11/22/23	1,060	1,213
5.38%, 3/25/24	156	177
7.63%, 3/29/41	136	214

		4,069

India - 1.4%
Export-Import Bank of India,
4.00%, 1/14/23	200	208
India Government Bond,
7.72%, 5/25/25 (INR)	81,000	1,296
7.59%, 1/11/26 (INR)	60,000	942

		2,446

Indonesia - 7.0%
Indonesia Government International Bond,
8.50%, 10/12/35	100	150
6.63%, 2/17/37	100	128
7.75%, 1/17/38	100	143
5.25%, 1/17/42	350	393
5.13%, 1/15/45	200	221
5.95%, 1/8/46	200	247
5.25%, 1/8/47	200	226
Indonesia Treasury Bond,
7.88%, 4/15/19 (IDR)	514,000	39
11.50%, 9/15/19 (IDR)	10,500,000	851
5.63%, 5/15/23 (IDR)	399,000	29
8.38%, 3/15/24 (IDR)	8,979,000	737
8.38%, 9/15/26 (IDR)	10,014,000	836
7.00%, 5/15/27 (IDR)	9,187,000	712
6.13%, 5/15/28 (IDR)	4,000,000	288
9.00%, 3/15/29 (IDR)	11,237,000	980
10.50%, 8/15/30 (IDR)	1,340,000	128
8.75%, 5/15/31 (IDR)	16,575,000	1,427
7.50%, 8/15/32 (IDR)	6,773,000	529
8.38%, 3/15/34 (IDR)	6,104,000	503
8.25%, 5/15/36 (IDR)	19,480,000	1,604
7.50%, 5/15/38 (IDR)	1,437,000	111
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	200	217

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 94.7% continued
Indonesia - 7.0% continued
Perusahaan Penerbit SBSN Indonesia III,
4.33%, 5/28/25	$1,600	$1,680
4.55%, 3/29/26(2)	310	328

		12,507

Iraq - 0.6%
Iraq International Bond,
6.75%, 3/9/23(2)	820	840
5.80%, 1/15/28	250	242

		1,082

Ireland - 0.6%
Credit Bank of Moscow Via CBOM Finance PLC,
5.88%, 11/7/21	450	469
Oilflow SPV 1 DAC,
12.00%, 1/13/22	200	200
SCF Capital Designated Activity Co.,
5.38%, 6/16/23	200	207
Vnesheconombank Via VEB Finance PLC,
5.94%, 11/21/23	200	218

		1,094

Ivory Coast - 0.7%
Ivory Coast Government International Bond,
5.38%, 7/23/24	500	510
6.38%, 3/3/28	200	212
5.75%, 12/31/32(4)	479	480

		1,202

Jamaica - 0.1%
Jamaica Government International Bond,
7.88%, 7/28/45	200	244

Kazakhstan - 1.6%
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22	200	207
KazAgro National Management Holding JSC,
4.63%, 5/24/23	200	203
Kazakhstan Government International Bond,
5.13%, 7/21/25	1,050	1,172
4.88%, 10/14/44	200	216
6.50%, 7/21/45	200	257
Kazakhstan Temir Zholy National Co. JSC,
4.85%, 11/17/27(2) (8)	200	209
Kazkommertsbank JSC,
5.50%, 12/21/22	180	180
KazMunayGas National Co. JSC,
9.13%, 7/2/18	105	108
7.00%, 5/5/20	100	109
5.75%, 4/30/43	200	214

		2,875

Kenya - 0.4%
Kenya Government International Bond,
6.88%, 6/24/24	650	694

Lebanon - 0.7%
Lebanon Government International Bond,
5.45%, 11/28/19	131	130
6.38%, 3/9/20	150	150
8.25%, 4/12/21	310	323
6.10%, 10/4/22	424	414
6.00%, 1/27/23	120	115
6.20%, 2/26/25	80	76
6.60%, 11/27/26	77	74
6.75%, 11/29/27	51	49

		1,331

Luxembourg - 0.1%
QGOG Constellation S.A.,
9.50%, (100% Cash), 11/9/24(9)	251	169

Malaysia - 3.5%
Axiata SPV1 Labuan Ltd.,
5.38%, 4/28/20	100	106
Malaysia Government Bond,
3.65%, 10/31/19 (MYR)	620	155
4.38%, 11/29/19 (MYR)	5,287	1,337
3.66%, 10/15/20 (MYR)	3,437	857
3.62%, 11/30/21 (MYR)	160	40
3.88%, 3/10/22 (MYR)	5,557	1,392
3.80%, 9/30/22 (MYR)	2,291	568
3.96%, 9/15/25 (MYR)	1,040	255
4.50%, 4/15/30 (MYR)	962	238
3.84%, 4/15/33 (MYR)	772	179
Malaysia Sovereign Sukuk Bhd.,
3.04%, 4/22/25	800	804
Petronas Capital Ltd.,
5.25%, 8/12/19	100	104
7.88%, 5/22/22	100	120

		6,155

ACTIVE M/MULTI-MANAGER FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 94.7% continued
Mexico - 6.8%
Comision Federal de Electricidad,
4.88%, 1/15/24	$200	$214
8.18%, 12/23/27 (MXN)	2,060	103
Mexican Bonos,
6.50%, 6/10/21 (MXN)	21,160	1,040
6.50%, 6/9/22 (MXN)	28,840	1,405
8.00%, 12/7/23 (MXN)	6,230	322
10.00%, 12/5/24 (MXN)	62,146	3,566
5.75%, 3/5/26 (MXN)	16,770	755
7.50%, 6/3/27 (MXN)	19,900	1,001
Mexican Udibonos,
4.00%, 6/13/19 (MXN)	2,990	911
Mexico Government International Bond,
4.13%, 1/21/26	1,050	1,096
6.05%, 1/11/40	40	47
4.75%, 3/8/44	130	131
5.55%, 1/21/45	70	79
4.60%, 1/23/46	200	197
5.75%, 10/12/10(10)	400	428
Petroleos Mexicanos,
6.00%, 3/5/20	20	21
7.19%, 9/12/24 (MXN)	3,090	140
6.88%, 8/4/26	150	170
6.50%, 6/2/41	90	93
5.50%, 6/27/44	40	37
5.63%, 1/23/46	130	120
6.75%, 9/21/47	195	204

		12,080

Mongolia - 0.4%
Energy Resources LLC,
2.37%, 4/1/18(9) (11)	60	33
5.35%, 9/30/22(3) (12)	224	230
Mongolia Government International Bond,
5.13%, 12/5/22	400	396

		659

Morocco - 0.6%
Morocco Government International Bond,
4.25%, 12/11/22	710	750
5.50%, 12/11/42	200	228

		978

Netherlands - 0.7%
Kazakhstan Temir Zholy Finance B.V.,
6.95%, 7/10/42	200	234
Majapahit Holding B.V.,
8.00%, 8/7/19	100	108
7.75%, 1/20/20	100	109
Metinvest B.V.,
9.37%,(100% Cash), 12/31/21(9)	441	463
Petrobras Global Finance B.V.,
6.88%, 1/20/40	360	364
6.85%, 6/5/15(13)	50	48

		1,326

Nigeria - 0.2%
Nigeria Government International Bond,
6.50%, 11/28/27	210	219
6.50%, 11/28/27(2) (8)	200	209

		428

Oman - 0.1%
Oman Government International Bond,
4.75%, 6/15/26	200	195

Pakistan - 0.6%
Pakistan Government International Bond,
7.25%, 4/15/19	203	211
8.25%, 4/15/24	200	221
8.25%, 9/30/25	200	223
6.88%, 12/5/27(2) (8)	281	282
Second Pakistan International Sukuk (The) Co. Ltd.,
6.75%, 12/3/19	200	208

		1,145

Panama - 0.9%
Panama Government International Bond,
7.13%, 1/29/26	100	128
8.88%, 9/30/27	662	963
9.38%, 4/1/29	73	111
6.70%, 1/26/36	124	165
4.30%, 4/29/53	200	209

		1,576

Paraguay - 0.4%
Paraguay Government International Bond,
4.63%, 1/25/23	200	209
4.70%, 3/27/27	400	420

		629

NORTHERN FUNDS QUARTERLY REPORT    5    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 94.7% continued
Peru - 1.9%
Banco de Credito del Peru,
4.85%, 10/30/20 (PEN)(2) (8)	$785	$244
Fondo MIVIVIENDA S.A.,
7.00%, 2/14/24 (PEN)	279	92
Peru Government Bond,
6.15%, 8/12/32 (PEN)	1,940	639
Peruvian Government International Bond,
7.35%, 7/21/25	218	282
6.35%, 8/12/28 (PEN)	906	306
6.95%, 8/12/31 (PEN)	2,621	924
8.75%, 11/21/33	220	347
6.90%, 8/12/37 (PEN)	266	93
5.63%, 11/18/50	413	530

		3,457

Philippines - 1.1%
Philippine Government International Bond,
4.95%, 1/15/21 (PHP)	47,000	969
10.63%, 3/16/25	63	95
9.50%, 2/2/30	134	212
7.75%, 1/14/31	200	285
6.38%, 10/23/34	100	134
Power Sector Assets & Liabilities Management Corp.,
7.39%, 12/2/24	200	255

		1,950

Poland - 3.0%
Republic of Poland Government Bond,
5.25%, 10/25/20 (PLN)	7,300	2,284
5.75%, 9/23/22 (PLN)	430	141
4.00%, 10/25/23 (PLN)	287	88
3.25%, 7/25/25 (PLN)	1,282	372
2.50%, 7/25/26 (PLN)	2,360	642
2.50%, 7/25/27 (PLN)	4,466	1,201
Republic of Poland Government International Bond,
5.00%, 3/23/22	478	524
3.00%, 3/17/23	31	32

		5,284

Romania - 0.5%
Romania Government Bond,
5.80%, 7/26/27 (RON)	490	142
Romanian Government International Bond,
6.75%, 2/7/22	348	398
4.38%, 8/22/23	306	328
6.13%, 1/22/44	24	31

		899

Russia - 5.8%
Gazprom Neft OAO Via GPN Capital S.A.,
4.38%, 9/19/22	200	205
Russian Federal Bond - OFZ,
6.70%, 5/15/19 (RUB)	40,000	695
6.40%, 5/27/20 (RUB)	10,900	187
7.60%, 4/14/21 (RUB)	13,468	244
7.50%, 8/18/21 (RUB)	47,429	838
7.40%, 12/7/22 (RUB)	12,942	228
7.00%, 1/25/23 (RUB)	8,018	139
7.00%, 8/16/23 (RUB)	83,251	1,445
7.75%, 9/16/26 (RUB)	93,062	1,660
8.15%, 2/3/27 (RUB)	113,603	2,077
8.50%, 9/17/31 (RUB)	21,224	399
7.70%, 3/23/33 (RUB)	7,687	134
Russian Foreign Bond - Eurobond,
4.88%, 9/16/23	600	650
4.75%, 5/27/26	800	850
5.25%, 6/23/47	400	420
Sberbank of Russia Via SB Capital S.A.,
5.25%, 5/23/23	200	208

		10,379

Senegal - 0.1%
Senegal Government International Bond,
6.25%, 5/23/33	200	212

Serbia - 0.4%
Serbia International Bond,
4.88%, 2/25/20	200	208
7.25%, 9/28/21	500	572

		780

South Africa - 6.8%
Eskom Holdings SOC Ltd.,
6.75%, 8/6/23	200	204
7.13%, 2/11/25	200	205
Republic of South Africa Government Bond,
10.50%, 12/21/26 (ZAR)	24,276	2,194
8.00%, 1/31/30 (ZAR)	9,545	707
7.00%, 2/28/31 (ZAR)	20,965	1,414
8.25%, 3/31/32 (ZAR)	10,179	755

ACTIVE M/MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 94.7% continued
South Africa - 6.8% continued
6.25%, 3/31/36 (ZAR)	7,809	455
8.50%, 1/31/37 (ZAR)	4,806	350
9.00%, 1/31/40 (ZAR)	3,765	284
6.50%, 2/28/41 (ZAR)	616	35
8.75%, 1/31/44 (ZAR)	10,961	799
8.75%, 2/28/48 (ZAR)	41,425	3,036
Republic of South Africa Government International Bond,
5.88%, 5/30/22(2)	100	109
4.88%, 4/14/26	200	204
4.85%, 9/27/27	690	699
4.30%, 10/12/28	340	328
5.00%, 10/12/46	200	189
5.65%, 9/27/47	200	205

		12,172

Sri Lanka - 0.8%
Sri Lanka Government International Bond,
6.00%, 1/14/19	430	440
5.88%, 7/25/22	250	264
6.83%, 7/18/26	200	220
6.20%, 5/11/27	400	423

		1,347

Supranational - 0.5%
European Bank for Reconstruction & Development,
6.00%, 5/4/20 (INR)	52,000	817

Suriname - 0.1%
Republic of Suriname,
9.25%, 10/26/26	200	215

Tajikistan - 0.1%
Republic of Tajikistan International Bond,
7.13%, 9/14/27	230	221

Thailand - 0.9%
Thailand Government Bond,
1.20%, 7/14/21 (THB)	7,600	250
3.63%, 6/16/23 (THB)	6,494	217
2.13%, 12/17/26 (THB)	9,317	281
1.25%, 3/12/28 (THB)	2,102	65
3.40%, 6/17/36 (THB)	16,588	546
2.88%, 6/17/46 (THB)	6,454	189

		1,548

Tunisia - 0.4%
Banque Centrale de Tunisie International Bond,
5.75%, 1/30/25	795	795

Turkey - 5.2%
Turkey Government Bond,
10.70%, 2/17/21 (TRY)	8	2
9.50%, 1/12/22 (TRY)	574	139
3.00%, 2/23/22 (TRY)	966	411
8.50%, 9/14/22 (TRY)	613	143
7.10%, 3/8/23 (TRY)	1,142	248
8.80%, 9/27/23 (TRY)	788	183
10.40%, 3/20/24 (TRY)	240	59
8.00%, 3/12/25 (TRY)	1,464	314
10.60%, 2/11/26 (TRY)	2,249	553
11.00%, 2/24/27 (TRY)	16,020	4,052
10.50%, 8/11/27 (TRY)	2,700	674
Turkey Government International Bond,
7.00%, 3/11/19	100	104
7.50%, 11/7/19	100	107
7.00%, 6/5/20	57	62
7.38%, 2/5/25	114	131
6.00%, 3/25/27	900	960
6.88%, 3/17/36	88	98
6.00%, 1/14/41	200	202
4.88%, 4/16/43	345	303
6.63%, 2/17/45	240	260
5.75%, 5/11/47	321	313

		9,318

Ukraine - 1.2%
Ukraine Government International Bond,
7.75%, 9/1/23	700	745
7.75%, 9/1/24	390	411
7.75%, 9/1/25	115	120
7.38%, 9/25/32(2)	957	943

		2,219

United Arab Emirates - 1.0%
Abu Dhabi Government International Bond,
2.50%, 10/11/22	850	834
Dubai World Corp.,
2.00%, 9/30/22(11)	986	927

		1,761

NORTHERN FUNDS QUARTERLY REPORT    7    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 94.7% continued
United Kingdom - 0.2%
DTEK Finance PLC,
10.75%, (100% Cash), 12/31/24(9)	$161	$172
Ukreximbank Via Biz Finance PLC,
9.63%, 4/27/22	155	166

		338

Uruguay - 1.1%
Uruguay Government International Bond,
9.88%, 6/20/22 (UYU)	17,000	627
4.50%, 8/14/24	155	168
4.38%, 10/27/27	700	752
7.88%, 1/15/33	121	173
7.63%, 3/21/36	89	127
4.13%, 11/20/45	74	75
5.10%, 6/18/50	71	79

		2,001

Venezuela - 1.7%
Petroleos de Venezuela S.A.,
8.50%, 10/27/20	2,596	2,128
9.00%, 11/17/21(14)	172	48
12.75%, 2/17/22	92	26
6.00%, 5/16/24(14)	4	1
5.38%, 4/12/27(14)	77	18
9.75%, 5/17/35(14)	222	60
Venezuela Government International Bond,
7.00%, 12/1/18(14) (15)	1	—
7.75%, 10/13/19(14)	141	33
12.75%, 8/23/22	151	32
9.00%, 5/7/23(14)	171	35
8.25%, 10/13/24(14)	299	60
7.65%, 4/21/25(14)	65	13
11.75%, 10/21/26(14)	1,040	226
9.25%, 9/15/27	186	40
9.25%, 5/7/28(11) (14)	143	30
11.95%, 8/5/31	1,497	307
9.38%, 1/13/34	4	1
7.00%, 3/31/38(15)	2	—

		3,058

Vietnam - 0.2%
Vietnam Government International Bond,
6.75%, 1/29/20	176	190
4.80%, 11/19/24	80	85

		275

Zambia - 0.5%
Zambia Government International Bond,
5.38%, 9/20/22	650	636
8.97%, 7/30/27	200	225

		861

Total Foreign Issuer Bonds (Cost $167,343)		168,948

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.4%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(16) (17)	6,106,558	$6,107

Total Investment Companies (Cost $6,107)		6,107

Total Investments - 98.1% (Cost $173,532)		175,131

Other Assets less Liabilities - 1.9%		3,328

Net Assets - 100.0%		$178,459

(1)	Principal amount is in USD unless otherwise indicated.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Variable rate security. Rate as of December 31, 2017 is disclosed.
(4)	Step coupon bond. Rate as of December 31, 2017 is disclosed.
(5)	Level 3 asset.
(6)	Zero coupon bond.
(7)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(8)	Restricted security that has been deemed illiquid. At December 31, 2017, the value of these restricted illiquid securities amounted to approximately $1,561,000 or 0.9% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Banco de Credito del Peru,
4.85%, 10/30/20	10/26/17	$242

Ecuador Government International Bond,
8.88%, 10/23/27	10/18/17	343

Empresas Publicas de Medellin ESP,
8.38%, 11/8/27	10/31/17	230

ACTIVE M/MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Kazakhstan Temir Zholy National Co. JSC,
4.85%, 11/17/27	11/13/17	$201

Nigeria Government International Bond,
6.50%, 11/28/27	11/20/17	200

Pakistan Government International Bond,
6.88%, 12/5/27	11/29/17	281

(9)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(10)	Century bond maturing in 2110.
(11)	Perpetual call security.
(12)	The coupon rate is subject to the performance of the TSIPPCAE Index.
(13)	Century bond maturing in 2115.
(14)	Issuer has defaulted on terms of debt obligation.
(15)	Amount rounds to less than one thousand.
(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(17)	7-day current yield as of December 31, 2017 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2017, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	Argentine Peso	1,385	United States Dollar	75	1/31/18	$2
BNP	Argentine Peso	1,213	United States Dollar	65	1/31/18	1
BNP	Brazilian Real	2,632	United States Dollar	812	1/3/18	19
BNP	Brazilian Real	2,790	United States Dollar	841	2/2/18	3
BNP	Brazilian Real	865	United States Dollar	261	2/2/18	1
BNP	Euro	410	Czech Koruna	10,954	1/5/18	22
BNP	Mexican Peso	29,876	United States Dollar	1,531	1/31/18	21
BNP	Mexican Peso	9,184	United States Dollar	475	1/31/18	11
BNP	Mexican Peso	3,266	United States Dollar	174	1/31/18	8
BNP	Mexican Peso	5,351	United States Dollar	275	1/31/18	5
BNP	Mexican Peso	2,068	United States Dollar	107	1/31/18	3
BNP	United States Dollar	1,167	Chilean Peso	737,913	1/31/18	32
BNP	United States Dollar	200	Chilean Peso	130,806	1/31/18	13
BNP	United States Dollar	175	Chilean Peso	114,774	1/31/18	11
BNP	United States Dollar	260	Chilean Peso	165,129	1/31/18	8
BNP	United States Dollar	393	Colombian Peso	1,200,000	1/31/18	8
BNP	United States Dollar	315	Colombian Peso	959,333	1/31/18	5
BNP	United States Dollar	557	Czech Koruna	11,854	1/31/18	— *
BNP	United States Dollar	1,611	Czech Koruna	34,435	4/30/18	16
BNP	United States Dollar	492	Euro	410	1/5/18	— *
BNP	United States Dollar	202	Indian Rupee	13,487	1/31/18	9
BNP	United States Dollar	205	Indian Rupee	13,663	1/31/18	8
BNP	United States Dollar	119	Indian Rupee	7,911	1/31/18	5
BNP	United States Dollar	63	Indonesian Rupiah	854,595	1/31/18	— *
BNP	United States Dollar	159	Mexican Peso	3,168	1/31/18	1
BNP	United States Dollar	155	Mexican Peso	3,077	1/31/18	1
BNP	United States Dollar	795	Peruvian Nuevo Sol	2,586	1/31/18	2
BNP	United States Dollar	414	Peruvian Nuevo Sol	1,347	1/31/18	1
BNP	United States Dollar	1,067	Polish Zloty	3,797	4/30/18	24
BNP	United States Dollar	277	Russian Ruble	16,194	1/31/18	2
BNP	United States Dollar	96	Russian Ruble	5,663	1/31/18	2
BNP	United States Dollar	275	Russian Ruble	16,194	2/28/18	4
BNP	United States Dollar	51	South African Rand	649	1/31/18	2
BNP	United States Dollar	1,591	Thai Baht	52,466	1/31/18	20
BNP	United States Dollar	95	Thai Baht	3,129	1/31/18	1
BNP	United States Dollar	85	Thai Baht	2,806	1/31/18	1
BNP	United States Dollar	81	Thai Baht	2,666	1/31/18	1
BNP	United States Dollar	101	Turkish Lira	400	1/31/18	4
BNP	United States Dollar	74	Turkish Lira	296	1/31/18	4
BNP	United States Dollar	114	Turkish Lira	448	1/31/18	3
BNP	United States Dollar	82	Turkish Lira	319	1/31/18	1
BNP	United States Dollar	80	Turkish Lira	310	1/31/18	1
BNP	United States Dollar	81	Turkish Lira	311	1/31/18	1
BNP	United States Dollar	48	Turkish Lira	187	1/31/18	— *
BNP	United States Dollar	40	Turkish Lira	155	1/31/18	— *
Citibank	Brazilian Real	1,034	United States Dollar	315	1/3/18	3
Citibank	Mexican Peso	3,814	United States Dollar	195	1/31/18	2
Citibank	Peruvian Nuevo Sol	132	United States Dollar	41	1/31/18	— *
Citibank	United States Dollar	200	Chilean Peso	129,726	1/31/18	11
Citibank	United States Dollar	264	Colombian Peso	800,000	1/31/18	3
Citibank	United States Dollar	1,111	Hungarian Forint	291,506	1/31/18	17
Citibank	United States Dollar	165	Indian Rupee	10,700	1/31/18	2
Citibank	United States Dollar	997	Polish Zloty	3,648	1/31/18	51
Citibank	United States Dollar	87	Polish Zloty	311	1/31/18	2
Citibank	United States Dollar	1,735	Polish Zloty	6,225	2/28/18	53
Citibank	United States Dollar	1,241	Romanian Leu	4,862	2/28/18	8
Citibank	United States Dollar	229	South African Rand	3,196	1/31/18	28
Citibank	United States Dollar	176	Thai Baht	5,819	1/31/18	3
Citibank	United States Dollar	63	Thai Baht	2,080	1/31/18	1

Subtotal Appreciation						471

BNP	Chilean Peso	38,055	United States Dollar	60	1/31/18	(2)
BNP	Chilean Peso	38,166	United States Dollar	60	1/31/18	(2)
BNP	Chilean Peso	35,180	United States Dollar	55	1/31/18	(2)
BNP	Colombian Peso	432,461	United States Dollar	142	1/31/18	(2)
BNP	Colombian Peso	411,889	United States Dollar	135	1/31/18	(3)
BNP	Colombian Peso	850,750	United States Dollar	280	1/31/18	(4)
BNP	Colombian Peso	690,486	United States Dollar	226	1/31/18	(5)
BNP	Czech Koruna	4,516	United States Dollar	205	1/31/18	(8)
BNP	Hungarian Forint	44,103	United States Dollar	165	1/31/18	(6)
BNP	Indian Rupee	2,473	United States Dollar	38	1/31/18	(1)
BNP	Indian Rupee	2,966	United States Dollar	45	1/31/18	(1)
BNP	Indian Rupee	21,426	United States Dollar	324	1/31/18	(10)
BNP	Indonesian Rupiah	750,750	United States Dollar	55	1/31/18	— *
BNP	Indonesian Rupiah	4,142,100	United States Dollar	300	1/31/18	(6)
BNP	Peruvian Nuevo Sol	310	United States Dollar	95	1/31/18	(1)
BNP	Peruvian Nuevo Sol	448	United States Dollar	137	1/31/18	(1)
BNP	Peruvian Nuevo Sol	792	United States Dollar	242	1/31/18	(1)
BNP	Peruvian Nuevo Sol	2,736	United States Dollar	837	1/31/18	(5)
BNP	Philippine Peso	2,563	United States Dollar	50	1/31/18	(1)

NORTHERN FUNDS QUARTERLY REPORT    9    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	Philippine Peso	8,988	United States Dollar	173	1/31/18	$(6)
BNP	Polish Zloty	940	United States Dollar	258	1/31/18	(12)
BNP	Polish Zloty	1,264	United States Dollar	345	1/31/18	(18)
BNP	Romanian Leu	190	United States Dollar	49	1/31/18	— *
BNP	Romanian Leu	277	United States Dollar	70	1/31/18	(1)
BNP	Romanian Leu	497	United States Dollar	125	1/31/18	(3)
BNP	Turkish Lira	356	United States Dollar	92	1/31/18	(1)
BNP	Turkish Lira	350	United States Dollar	90	1/31/18	(1)
BNP	Turkish Lira	349	United States Dollar	89	1/31/18	(2)
BNP	United States Dollar	171	Argentine Peso	3,162	1/31/18	(4)
BNP	United States Dollar	844	Brazilian Real	2,790	1/3/18	(4)
BNP	United States Dollar	268	Brazilian Real	875	1/3/18	(4)
BNP	United States Dollar	309	Colombian Peso	923,689	1/31/18	(1)
BNP	United States Dollar	155	Mexican Peso	3,065	1/31/18	— *
BNP	United States Dollar	165	Mexican Peso	3,211	1/31/18	(3)
BNP	United States Dollar	905	Mexican Peso	17,109	1/31/18	(40)
BNP	United States Dollar	46	Peruvian Nuevo Sol	149	1/31/18	— *
Citibank	Czech Koruna	2,224	United States Dollar	104	1/31/18	(1)
Citibank	Hungarian Forint	26,617	United States Dollar	100	1/31/18	(3)
Citibank	Indian Rupee	84,444	United States Dollar	1,302	1/31/18	(18)
Citibank	Indonesian Rupiah	2,976,839	United States Dollar	219	1/31/18	(1)
Citibank	Indonesian Rupiah	1,473,783	United States Dollar	108	1/31/18	(1)
Citibank	Indonesian Rupiah	3,100,494	United States Dollar	226	1/31/18	(3)
Citibank	Polish Zloty	624	United States Dollar	175	1/31/18	(4)
Citibank	Romanian Leu	155	United States Dollar	39	1/31/18	(1)
Citibank	Romanian Leu	439	United States Dollar	111	1/31/18	(2)
Citibank	Russian Ruble	5,802	United States Dollar	98	1/31/18	(2)
Citibank	Russian Ruble	6,971	United States Dollar	118	1/31/18	(2)
Citibank	Russian Ruble	7,970	United States Dollar	135	1/31/18	(2)
Citibank	South African Rand	3,003	United States Dollar	234	1/31/18	(8)
Citibank	South African Rand	3,600	United States Dollar	280	1/31/18	(10)
Citibank	South African Rand	2,361	United States Dollar	173	1/31/18	(17)
Citibank	South African Rand	1,743	United States Dollar	122	1/31/18	(18)
Citibank	South African Rand	1,724	United States Dollar	120	1/31/18	(19)
Citibank	Thai Baht	5,288	United States Dollar	162	1/31/18	— *
Citibank	Thai Baht	6,179	United States Dollar	186	1/31/18	(4)
Citibank	Thai Baht	10,154	United States Dollar	305	1/31/18	(7)
Citibank	Turkish Lira	348	United States Dollar	90	1/31/18	(1)
Citibank	Turkish Lira	438	United States Dollar	110	1/31/18	(4)
Citibank	Turkish Lira	976	United States Dollar	250	1/31/18	(5)
Citibank	Turkish Lira	1,761	United States Dollar	442	1/31/18	(18)
Citibank	United States Dollar	261	Mexican Peso	4,916	1/31/18	(13)
Citibank	United States Dollar	600	Mexican Peso	11,611	1/31/18	(13)
Citibank	United States Dollar	485	Mexican Peso	9,077	1/31/18	(26)
Citibank	United States Dollar	933	Turkish Lira	3,572	1/31/18	— *
JPMorgan Chase	United States Dollar	262	Brazilian Real	865	1/3/18	(1)
Subtotal Depreciation						(365)

Total						$106

*	Amount rounds to less than one thousand.

As of December 31, 2017, the Fund had the following bilateral interest rate swap agreements outstanding:

COUNTERPARTY	PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX		NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	Kuala Lumpur Interbank Offered Rate 3 Month(1)	3.94	%(1)	2,500,000	MYR	4/20/22	$1	$—	$1

Total									$1

(1)	Payment frequency is quarterly.

ACTIVE M/MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

As of December 31, 2017, the Fund had the following centrally cleared interest rate swap agreements outstanding:

PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
2.26%(3)	ICE LIBOR USD 3 Month(2)	541,000	USD	5/2/27	$5	$—	$5
Brazil CETIP InterBank Deposit Rate(5)	10.55%(5)	846,677	BRL	1/2/25	10	—	10
Brazil CETIP InterBank Deposit Rate(5)	10.31%(5)	1,689,184	BRL	1/4/21	26	—	26
Brazil CETIP InterBank Deposit Rate(5)	10.09%(5)	4,982,984	BRL	1/4/21	64	—	64
Brazil CETIP InterBank Deposit Rate(5)	9.75%(5)	4,811,842	BRL	1/4/21	41	—	41
2.32%(3)	ICE LIBOR USD 3 Month(2)	740,000	USD	12/15/27	5	—	5
Warsaw InterBank Offer Rate 6 Month(3)	2.44%(4)	2,000,000	PLN	7/11/22	2	—	2
Warsaw InterBank Offer Rate 6 Month(3)	2.23%(4)	4,100,000	PLN	4/10/21	13	—	13
Warsaw InterBank Offer Rate 6 Month(3)	2.74%(4)	450,000	PLN	4/10/26	1	—	1

Subtotal Appreciation							167

2.38%(3)	ICE LIBOR USD 3 Month(2)	800,000	USD	9/15/27	(3)	—	(3)
8.88%(5)	Brazil CETIP InterBank Deposit Rate(5)	4,008,866	BRL	1/4/21	(2)	—	(2)
28-day Mexican Interbank
Equilibrium Interest Rate (TIIE)(1)	7.23%(1)	12,000,000	MXN	12/14/22	(16)	—	(16)
28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(1)	6.72%(1)	53,000,000	MXN	9/14/22	(123)	—	(123)

Subtotal Depreciation							(144)

Total							$23

(1)	Payment frequency is monthly.
(2)	Payment frequency is quarterly.
(3)	Payment frequency is semi-annually.
(4)	Payment frequency is annually.
(5)	Payment frequency is at maturity.

NORTHERN FUNDS QUARTERLY REPORT    11    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

At December 31, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
A	14.1%
AA	2.0
AAA	0.5
B	16.6
BB	23.8
BBB	30.0
Cash Equivalent	3.5
CCC or Below	5.0
Non-Rated	4.5

Total	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and S&P Global. The Fund assigns the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Basic Materials	1.1%
Communications	0.7
Consumer, Non-cyclical	— *
Diversified	0.1
Energy	3.2
Financial	3.4
Government	90.3
Industrial	0.4
Utilities	0.8

Total	100.0%

*	Amount rounds to less than .005

At December 31, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	48.5%
Brazilian Real	6.4
South African Rand	5.9
Mexican Peso	5.5
Indonesian Rupiah	5.2
All other currencies less than 5%	28.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

ACTIVE M/MULTI-MANAGER FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$76	$—	$76
Foreign Issuer Bonds
Argentina	—	4,874	871	5,745
Costa Rica	—	234	644	878
All Other Countries(1)	—	162,325	—	162,325

Total Foreign Issuer Bonds	—	167,433	1,515	168,948

Investment Companies	6,107	—	—	6,107

Total Investments	$6,107	$167,509	$1,515	$175,131

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$471	$—	$471
Bilateral Interest Rate Swap Agreements	—	1	—	1
Centrally Cleared Interest Rate Swap Agreements	—	167	—	167
Liabilities
Forward Foreign Currency Exchange Contracts	—	(365)	—	(365)
Centrally Cleared Interest Rate Swap Agreements	—	(144)	—	(144)

Total Other Financial Instruments	$—	$130	$—	$130

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

NORTHERN FUNDS QUARTERLY REPORT    13    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued	DECEMBER 31, 2017 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/17 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000S)		REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/17 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/17 (000S)
Foreign Issuer Bonds
Argentina	$—	$35		$—	$(58)	$894	$—	$—	$—	$871	$(58)
Costa Rica	—	—	*	—	(4)	648	—	—	—	644	(4)

Total	$—	$35		$—	$(62)	$1,542	$—	$—	$—	$1,515	$(62)

*	Amount rounds to less than one thousand.

The Fund valued the securities included in the Balance as of 12/31/17 above using evaluated prices provided by a third party provider.

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio*	$4,043	$164,734	$168,777	$46	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	20,543	14,436	13	6,107	6,107

Total	$4,043	$185,277	$183,213	$59	$6,107	6,107

*	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

EXPLANATION OF CURRENCY ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

7D - 7 Day

ARS - Argentine Peso

BRL - Brazilian Real

CETIP - Centro de Traducción e Instrucción Profesional

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EGP - Egyptian Pound

HUF - Hungarian Forint

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

IDR - Indonesian Rupiah

INR - Indian Rupee

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

TIIE - The Equilibrium Interbank Interest Rate

TSIPPCAE - The Steel Index Platts Premium Coal Australia Export

TRY - Turkish Lira

USD - United States Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

ACTIVE M/MULTI-MANAGER FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 0.0%
Exploration & Production - 0.0%
Chesapeake Energy Corp.,
5.50%, 9/15/26(1)	$25	$23

Total Convertible Bonds (Cost $25)		23

CORPORATE BONDS - 65.1%
Advertising & Marketing - 0.3%
Acosta, Inc.,
7.75%, 10/1/22(1)	770	562
Lamar Media Corp.,
5.00%, 5/1/23	115	118
5.75%, 2/1/26	120	128
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.88%, 3/15/25	115	122

		930

Aerospace & Defense - 0.8%
Arconic, Inc.,
5.13%, 10/1/24	90	96
5.95%, 2/1/37	175	190
Pioneer Holdings LLC/Pioneer Finance Corp.,
9.00%, 11/1/22(1)	50	52
TransDigm, Inc.,
6.00%, 7/15/22	25	25
6.50%, 7/15/24	190	195
6.50%, 5/15/25	25	25
6.38%, 6/15/26	1,700	1,717
Triumph Group, Inc.,
7.75%, 8/15/25(1)	75	80

		2,380

Airlines - 0.1%
Allegiant Travel Co.,
5.50%, 7/15/19	100	103
United Continental Holdings, Inc.,
6.00%, 12/1/20	25	27
4.25%, 10/1/22	25	25

		155

Apparel & Textile Products - 0.0%
Hanesbrands, Inc.,
4.88%, 5/15/26(1)	100	103

Auto Parts Manufacturing - 0.3%
American Axle & Manufacturing, Inc.,
6.63%, 10/15/22	150	156
Cooper-Standard Automotive, Inc.,
5.63%, 11/15/26(1)	75	78
Dana, Inc.,
6.00%, 9/15/23	125	130
Goodyear Tire & Rubber (The) Co.,
5.00%, 5/31/26	75	77
Tenneco, Inc.,
5.38%, 12/15/24	150	157
ZF North America Capital, Inc.,
4.00%, 4/29/20(1)	205	212

		810

Banks - 0.1%
CIT Group, Inc.,
5.50%, 2/15/19(1)	61	63
3.88%, 2/19/19	320	323

		386

Cable & Satellite - 3.2%
Altice US Finance I Corp.,
5.38%, 7/15/23(1)	150	153
5.50%, 5/15/26(1)	235	239
Block Communications, Inc.,
6.88%, 2/15/25(1)	25	26
Cablevision Systems Corp.,
5.88%, 9/15/22	100	99
CCO Holdings LLC/CCO Holdings
Capital Corp.,
5.25%, 9/30/22	380	390
5.13%, 2/15/23	150	153
5.13%, 5/1/23(1)	680	694
5.75%, 9/1/23	425	438
5.88%, 4/1/24(1)	25	26
5.38%, 5/1/25(1)	50	52
5.75%, 2/15/26(1)	800	831
5.50%, 5/1/26(1)	75	77
5.13%, 5/1/27(1)	250	246
5.88%, 5/1/27(1)	270	278
5.00%, 2/1/28(1)	755	734
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
6.38%, 9/15/20(1)	695	705
5.13%, 12/15/21(1)	491	492

NORTHERN FUNDS QUARTERLY REPORT    1    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.1% continued
Cable & Satellite - 3.2% continued
7.75%, 7/15/25(1)	$200	$213
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.38%, 5/1/47	25	26
CSC Holdings LLC,
7.88%, 2/15/18	225	226
7.63%, 7/15/18	190	194
8.63%, 2/15/19	50	53
10.88%, 10/15/25(1)	618	735
5.50%, 4/15/27(1)	210	214
DISH DBS Corp.,
7.88%, 9/1/19	75	80
5.13%, 5/1/20	150	153
6.75%, 6/1/21	110	116
5.00%, 3/15/23	75	71
5.88%, 11/15/24	415	404
7.75%, 7/1/26	140	147
Midcontinent Communications/Midcontinent Finance Corp.,
6.88%, 8/15/23(1)	75	80
Radiate Holdco LLC/Radiate Finance, Inc.,
6.63%, 2/15/25(1)	125	118
Wave Holdco LLC/Wave Holdco Corp.,
8.25%, (100% Cash), 7/15/19(1) (2)	443	444
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
8.13%, 9/1/20(1)	100	102

		9,009

Casinos & Gaming - 1.9%
Boyd Gaming Corp.,
6.88%, 5/15/23	525	556
6.38%, 4/1/26	435	469
Churchill Downs, Inc.,
4.75%, 1/15/28(1)	50	50
CRC Escrow Issuer LLC/CRC Finco, Inc.,
5.25%, 10/15/25(1)	225	227
Eldorado Resorts, Inc.,
6.00%, 4/1/25	125	131
GLP Capital L.P./GLP Financing II, Inc.,
4.38%, 11/1/18	70	71
4.88%, 11/1/20	555	576
5.38%, 11/1/23	285	304
Inn of the Mountain Gods Resort & Casino,
9.25%, 11/30/20(1) (3)	25	23
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
10.25%, 11/15/22(1)	805	879
Jacobs Entertainment, Inc.,
7.88%, 2/1/24(1)	150	160
MGM Resorts International,
8.63%, 2/1/19	470	498
5.25%, 3/31/20	30	31
6.63%, 12/15/21	120	132
Mohegan Gaming & Entertainment,
7.88%, 10/15/24(1)	200	205
Scientific Games International, Inc.,
6.63%, 5/15/21	25	26
7.00%, 1/1/22(1)	100	105
10.00%, 12/1/22	395	433
Station Casinos LLC,
5.00%, 10/1/25(1)	50	50
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/1/25(1)	420	433
5.25%, 5/15/27(1)	25	25

		5,384

Chemicals - 1.3%
CF Industries, Inc.,
7.13%, 5/1/20	24	26
5.38%, 3/15/44	280	276
Cornerstone Chemical Co.,
6.75%, 8/15/24(1)	320	320
Hexion, Inc.,
6.63%, 4/15/20	2,270	2,037
10.38%, 2/1/22(1)	100	93
13.75%, 2/1/22(1)	250	205
Koppers, Inc.,
6.00%, 2/15/25(1)	25	27
Momentive Performance Materials, Inc.,
3.88%, 10/24/21	75	78

ACTIVE M/MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.1% continued
Chemicals - 1.3% continued
Platform Specialty Products Corp.,
5.88%, 12/1/25(1)	$75	$74
TPC Group, Inc.,
8.75%, 12/15/20(1)	200	200
Valvoline, Inc.,
5.50%, 7/15/24	75	80
Versum Materials, Inc.,
5.50%, 9/30/24(1)	50	53
WR Grace & Co-Conn,
5.13%, 10/1/21(1)	90	95
5.63%, 10/1/24(1)	70	76

		3,640

Coal Operations - 1.2%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
7.50%, 5/1/25(1)	100	106
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
12.00%, 11/1/21	75	81
6.38%, 3/15/24	150	120
CONSOL Energy, Inc.,
11.00%, 11/15/25(1)	75	79
Foresight Energy LLC/Foresight Energy Finance Corp.,
11.50%, 4/1/23(1)	3,250	2,657
Murray Energy Corp.,
11.25%, 4/15/21(1)	625	318
Peabody Energy Corp.,
6.00%, 3/31/22(1)	50	52
6.38%, 3/31/25(1)	50	52

		3,465

Commercial Finance - 0.6%
ASP AMC Merger Sub, Inc.,
8.00%, 5/15/25(1)	225	216
DAE Funding LLC,
4.00%, 8/1/20(1)	100	101
4.50%, 8/1/22(1)	125	123
5.00%, 8/1/24(1)	150	148
Fortress Transportation & Infrastructure Investors LLC,
6.75%, 3/15/22(1)	530	548
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
7.38%, 4/1/20(1)	200	206
7.25%, 8/15/24(1)	200	205

		1,547

Communications Equipment - 0.2%
CommScope Technologies LLC,
6.00%, 6/15/25(1)	245	260
CommScope, Inc.,
5.00%, 6/15/21(1)	50	51
Riverbed Technology, Inc.,
8.88%, 3/1/23(1)	220	208

		519

Construction Materials Manufacturing - 0.2%
NWH Escrow Corp.,
7.50%, 8/1/21(1)	25	23
Standard Industries, Inc.,
5.38%, 11/15/24(1)	250	261
4.75%, 1/15/28(1)	25	25
US Concrete, Inc.,
6.38%, 6/1/24	195	209
USG Corp.,
5.50%, 3/1/25(1)	150	160

		678

Consumer Finance - 2.6%
Ally Financial, Inc.,
3.25%, 11/5/18	205	206
3.75%, 11/18/19	125	127
8.00%, 3/15/20	880	970
4.13%, 3/30/20	75	76
7.50%, 9/15/20	25	28
CNG Holdings, Inc.,
9.38%, 5/15/20(1)	50	49
First Data Corp.,
7.00%, 12/1/23(1)	635	672
5.00%, 1/15/24(1)	380	391
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.25%, 3/15/22(1)	100	103
MGIC Investment Corp.,
5.75%, 8/15/23	75	82

NORTHERN FUNDS QUARTERLY REPORT    3    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.1% continued
Consumer Finance - 2.6% continued
Navient Corp.,
5.50%, 1/15/19	$170	$173
4.88%, 6/17/19	800	814
8.00%, 3/25/20	140	151
5.88%, 3/25/21	230	237
6.63%, 7/26/21	140	148
6.50%, 6/15/22	125	131
7.25%, 9/25/23	50	53
6.13%, 3/25/24	740	749
5.88%, 10/25/24	365	362
6.75%, 6/25/25	170	175
OneMain Financial Holdings LLC,
7.25%, 12/15/21(1)	395	410
Springleaf Finance Corp.,
8.25%, 12/15/20	155	170
7.75%, 10/1/21	175	192
6.13%, 5/15/22	355	368
8.25%, 10/1/23	440	492
Starwood Property Trust, Inc.,
4.75%, 3/15/25(1)	50	50

		7,379

Consumer Products - 0.9%
Edgewell Personal Care Co.,
4.70%, 5/19/21	150	155
4.70%, 5/24/22	145	149
First Quality Finance Co., Inc.,
5.00%, 7/1/25(1)	25	25
High Ridge Brands Co.,
8.88%, 3/15/25(1)	1,360	1,210
HRG Group, Inc.,
7.75%, 1/15/22	664	689
Kronos Acquisition Holdings, Inc.,
9.00%, 8/15/23(1)	195	182
Revlon Consumer Products Corp.,
6.25%, 8/1/24	75	46
Spectrum Brands, Inc.,
5.75%, 7/15/25	125	132

		2,588

Consumer Services - 1.0%
ADT (The) Corp.,
5.25%, 3/15/20	100	104
4.88%, 7/15/32(1)	350	331
Aramark Services, Inc.,
5.13%, 1/15/24	385	404
Booz Allen Hamilton, Inc.,
5.13%, 5/1/25(1)	50	50
Matthews International Corp.,
5.25%, 12/1/25(1)	50	50
Michael Baker International LLC,
8.75%, 3/1/23(1)	125	121
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23(1)	175	194
R.R. Donnelley & Sons Co.,
7.63%, 6/15/20	334	356
7.88%, 3/15/21	375	390
6.50%, 11/15/23	98	94
6.00%, 4/1/24	143	134
Service Corp. International,
5.38%, 1/15/22	75	77
5.38%, 5/15/24	330	348
Sotheby’s,
4.88%, 12/15/25(1)	100	98

		2,751

Containers & Packaging - 1.0%
Ball Corp.,
5.00%, 3/15/22	205	219
Berry Global, Inc.,
6.00%, 10/15/22	200	209
5.13%, 7/15/23	270	281
BWAY Holding Co.,
5.50%, 4/15/24(1)	300	312
7.25%, 4/15/25(1)	275	284
Flex Acquisition Co., Inc.,
6.88%, 1/15/25(1)	50	52
Multi-Color Corp.,
6.13%, 12/1/22(1)	125	130
Owens-Brockway Glass Container, Inc.,
5.38%, 1/15/25(1)	250	264
Plastipak Holdings, Inc.,
6.25%, 10/15/25(1)	50	51
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg),
5.75%, 10/15/20	237	241
5.13%, 7/15/23(1)	530	549

ACTIVE M/MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.1% continued
Containers & Packaging - 1.0% continued
7.00%, 7/15/24(1)	$50	$54
Sealed Air Corp.,
5.50%, 9/15/25(1)	150	163

		2,809

Department Stores - 0.0%
JC Penney Corp., Inc.,
6.38%, 10/15/36	50	30

Distributors - Consumer Discretionary - 0.9%
American Tire Distributors, Inc.,
10.25%, 3/1/22(1)	2,490	2,565

Diversified Banks - 0.2%
Bank of America Corp.,
(Variable, ICE LIBOR USD 3M + 3.63%),
8.00%, 4/30/18(4)	300	301
(Variable, ICE LIBOR USD 3M + 3.71%),
6.25%, 9/5/24(4)	200	221
Citigroup, Inc.,
(Variable, ICE LIBOR USD 3M + 4.52%),
6.25%, 8/15/26(4)	100	110
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 3.33%),
6.13%, 4/30/24(4)	25	28

		660

Electrical Equipment Manufacturing - 0.5%
Airxcel, Inc.,
8.50%, 2/15/22(1)	75	80
GrafTech International Ltd.,
6.38%, 11/15/20	920	918
Itron, Inc.,
5.00%, 1/15/26(1)	25	25
Vertiv Group Corp.,
9.25%, 10/15/24(1)	75	80
Vertiv Intermediate Holding Corp.,
12.00%, (100% Cash), 2/15/22(1) (2)	325	349

		1,452

Entertainment Content - 0.3%
Liberty Interactive LLC,
8.50%, 7/15/29	195	215
Univision Communications, Inc.,
6.75%, 9/15/22(1)	194	201
5.13%, 5/15/23(1)	505	504
WMG Acquisition Corp.,
5.00%, 8/1/23(1)	50	52

		972

Entertainment Resources - 0.8%
AMC Entertainment Holdings, Inc.,
5.75%, 6/15/25	305	302
5.88%, 11/15/26	75	74
6.13%, 5/15/27	520	516
Carmike Cinemas, Inc.,
6.00%, 6/15/23(1)	75	78
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp./Millennium Op,
5.38%, 4/15/27(1)	80	84
Cinemark USA, Inc.,
5.13%, 12/15/22	50	51
Constellation Merger Sub, Inc.,
8.50%, 9/15/25(1)	100	98
LTF Merger Sub, Inc.,
8.50%, 6/15/23(1)	325	344
National CineMedia LLC,
5.75%, 8/15/26	50	47
Regal Entertainment Group,
5.75%, 3/15/22	263	271
5.75%, 6/15/23	400	413

		2,278

Exploration & Production - 4.4%
Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp.,
7.88%, 12/15/24	75	82
Antero Resources Corp.,
5.38%, 11/1/21	290	297
5.13%, 12/1/22	345	352
5.00%, 3/1/25	15	15
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
10.00%, 4/1/22(1)	490	526
Bill Barrett Corp.,
7.00%, 10/15/22	50	51
California Resources Corp.,
8.00%, 12/15/22(1)	250	206
Callon Petroleum Co.,
6.13%, 10/1/24	175	180

NORTHERN FUNDS QUARTERLY REPORT    5    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.1% continued
Exploration & Production - 4.4% continued
Carrizo Oil & Gas, Inc.,
7.50%, 9/15/20	$160	$163
Centennial Resource Production LLC,
5.38%, 1/15/26(1)	50	51
Chesapeake Energy Corp.,
6.63%, 8/15/20	227	236
6.88%, 11/15/20	75	78
6.13%, 2/15/21	185	187
5.38%, 6/15/21	145	140
8.00%, 1/15/25(1)	440	444
8.00%, 6/15/27(1)	355	341
CNX Resources Corp.,
5.88%, 4/15/22	50	51
Continental Resources, Inc.,
4.50%, 4/15/23	105	107
3.80%, 6/1/24	265	262
4.90%, 6/1/44	160	153
Covey Park Energy LLC/Covey Park Finance Corp.,
7.50%, 5/15/25(1)	125	130
CrownRock L.P./CrownRock Finance, Inc.,
5.63%, 10/15/25(1)	50	50
Denbury Resources, Inc.,
9.00%, 5/15/21(1)	75	77
6.38%, 8/15/21	150	113
5.50%, 5/1/22	50	34
Eclipse Resources Corp.,
8.88%, 7/15/23	25	26
EP Energy LLC/Everest Acquisition Finance, Inc.,
9.38%, 5/1/20	1,243	1,050
7.75%, 9/1/22	200	112
6.38%, 6/15/23	950	513
Extraction Oil & Gas, Inc.,
7.38%, 5/15/24(1)	25	27
Extraction Oil & Gas, Inc./Extraction Finance Corp.,
7.88%, 7/15/21(1)	285	301
Gulfport Energy Corp.,
6.00%, 10/15/24	100	100
6.38%, 5/15/25	50	50
6.38%, 1/15/26(1)	25	25
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp.,
5.63%, 2/15/26(1)	150	155
Jonah Energy LLC/Jonah Energy Finance Corp.,
7.25%, 10/15/25(1)	25	25
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
6.75%, 4/1/22	50	38
9.25%, 3/15/23	50	38
Murphy Oil Corp.,
4.45%, 12/1/22	175	176
Newfield Exploration Co.,
5.38%, 1/1/26	190	201
Oasis Petroleum, Inc.,
6.50%, 11/1/21	215	220
6.88%, 3/15/22	200	205
Parsley Energy LLC/Parsley Finance Corp.,
6.25%, 6/1/24(1)	50	53
5.63%, 10/15/27(1)	50	51
PDC Energy, Inc.,
6.13%, 9/15/24	230	238
QEP Resources, Inc.,
5.63%, 3/1/26	75	76
Range Resources Corp.,
5.00%, 8/15/22	290	289
5.00%, 3/15/23	370	368
Resolute Energy Corp.,
8.50%, 5/1/20	200	203
RSP Permian, Inc.,
6.63%, 10/1/22	430	451
Sanchez Energy Corp.,
7.75%, 6/15/21	205	193
6.13%, 1/15/23	595	503
SM Energy Co.,
6.50%, 11/15/21	75	76
6.13%, 11/15/22	430	438
5.00%, 1/15/24	135	130
5.63%, 6/1/25	110	107
6.75%, 9/15/26	175	180
Southwestern Energy Co.,
6.70%, 1/23/25	175	182
7.50%, 4/1/26	25	27

ACTIVE M/MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.1% continued
Exploration & Production - 4.4% continued
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.,
8.75%, 4/15/23(1)	$50	$49
Whiting Petroleum Corp.,
5.00%, 3/15/19	125	128
5.75%, 3/15/21	170	174
6.25%, 4/1/23	310	318
6.63%, 1/15/26(1)	100	102
WildHorse Resource Development Corp.,
6.88%, 2/1/25	100	102
WPX Energy, Inc.,
7.50%, 8/1/20	134	145
8.25%, 8/1/23	100	114
5.25%, 9/15/24	240	239

		12,524

Financial Services - 1.4%
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 2.58%),
5.00%, 12/1/27(4)	75	75
Eagle Holding Co. II LLC,
7.63%, (100% Cash), 5/15/22(1) (2)	125	126
FBM Finance, Inc.,
8.25%, 8/15/21(1)	225	239
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.88%, 3/15/19	455	455
6.00%, 8/1/20	100	103
5.88%, 2/1/22	410	415
6.25%, 2/1/22	225	230
6.38%, 12/15/25(1)	50	50
LPL Holdings, Inc.,
5.75%, 9/15/25(1)	330	336
Nationstar Mortgage LLC/Nationstar Capital Corp.,
9.63%, 5/1/19	125	128
6.50%, 6/1/22	76	77
NFP Corp.,
6.88%, 7/15/25(1)	800	806
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.,
6.38%, 12/15/22(1)	25	26
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
6.75%, 6/1/25(1)	575	581
Trident Merger Sub, Inc.,
6.63%, 11/1/25(1)	25	25
VFH Parent LLC/Orchestra Co-Issuer, Inc.,
6.75%, 6/15/22(1)	50	53
Werner FinCo L.P./Werner FinCo, Inc.,
8.75%, 7/15/25(1)	125	129

		3,854

Food & Beverage - 0.4%
B&G Foods, Inc.,
5.25%, 4/1/25	75	76
Pilgrim’s Pride Corp.,
5.75%, 3/15/25(1)	50	52
5.88%, 9/30/27(1)	50	52
Post Holdings, Inc.,
5.50%, 3/1/25(1)	180	186
5.75%, 3/1/27(1)	380	387
5.63%, 1/15/28(1)	280	281

		1,034

Forest & Paper Products Manufacturing - 0.0%
Appvion, Inc.,
9.00%, 6/1/20(1) (5)	225	34
Mercer International, Inc.,
6.50%, 2/1/24	50	53

		87

Hardware - 1.2%
CDW LLC/CDW Finance Corp.,
5.00%, 9/1/23	230	238
5.00%, 9/1/25	185	191
Dell International LLC/EMC Corp.,
5.88%, 6/15/21(1)	400	415
6.02%, 6/15/26(1)	395	436
Diebold Nixdorf, Inc.,
8.50%, 4/15/24	75	80
EMC Corp.,
1.88%, 6/1/18	625	622
2.65%, 6/1/20	150	148
Everi Payments, Inc.,
7.50%, 12/15/25(1)	75	74

NORTHERN FUNDS QUARTERLY REPORT    7    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.1% continued
Hardware - 1.2% continued
NCR Corp.,
6.38%, 12/15/23	$225	$236
TTM Technologies, Inc.,
5.63%, 10/1/25(1)	50	51
Western Digital Corp.,
10.50%, 4/1/24	670	776

		3,267

Health Care Facilities & Services - 4.5%
CHS/Community Health Systems, Inc.,
8.00%, 11/15/19	109	92
7.13%, 7/15/20	135	101
6.88%, 2/1/22	300	173
DaVita, Inc.,
5.75%, 8/15/22	345	355
5.13%, 7/15/24	410	414
5.00%, 5/1/25	220	220
Envision Healthcare Corp.,
5.63%, 7/15/22	55	56
6.25%, 12/1/24(1)	55	57
HCA, Inc.,
5.88%, 3/15/22	135	144
4.75%, 5/1/23	355	366
5.00%, 3/15/24	430	447
5.25%, 4/15/25	295	312
7.69%, 6/15/25	680	770
7.58%, 9/15/25	100	115
7.75%, 7/15/36	420	475
LifePoint Health, Inc.,
5.88%, 12/1/23	165	167
Miami Valley,
10.50%, 1/1/59	215	212
RegionalCare Hospital Partners Holdings, Inc.,
8.25%, 5/1/23(1)	1,260	1,329
Select Medical Corp.,
6.38%, 6/1/21	25	26
Surgery Center Holdings, Inc.,
8.88%, 4/15/21(1)	460	476
6.75%, 7/1/25(1)	780	737
Tenet Healthcare Corp.,
6.00%, 10/1/20	75	79
7.50%, 1/1/22(1)	185	194
8.13%, 4/1/22	490	499
6.75%, 6/15/23	1,665	1,615
4.63%, 7/15/24(1)	352	343
7.00%, 8/1/25(1)	380	357
6.88%, 11/15/31	100	82
Universal Hospital Services, Inc.,
7.63%, 8/15/20	100	100
Vizient, Inc.,
10.38%, 3/1/24(1)	2,060	2,312
West Street Merger Sub, Inc.,
6.38%, 9/1/25(1)	125	125

		12,750

Home Improvement - 0.4%
Apex Tool Group LLC,
7.00%, 2/1/21(1)	450	433
BMC East LLC,
5.50%, 10/1/24(1)	75	78
Griffon Corp.,
5.25%, 3/1/22(1)	125	126
Jeld-Wen, Inc.,
4.63%, 12/15/25(1)	75	76
4.88%, 12/15/27(1)	50	51
RSI Home Products, Inc.,
6.50%, 3/15/23(1)	175	183
Scotts Miracle-Gro (The) Co.,
5.25%, 12/15/26	50	52
Summit Materials LLC/Summit Materials Finance Corp.,
6.13%, 7/15/23	50	52

		1,051

Homebuilders - 1.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
6.75%, 8/1/25(1)	50	50
AV Homes, Inc.,
6.63%, 5/15/22	100	105
Beazer Homes USA, Inc.,
8.75%, 3/15/22	100	110
6.75%, 3/15/25	50	53
CalAtlantic Group, Inc.,
8.38%, 5/15/18	80	82
8.38%, 1/15/21	85	98
5.38%, 10/1/22	150	161
5.25%, 6/1/26	195	206

ACTIVE M/MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.1% continued
Homebuilders - 1.3% continued
Century Communities, Inc.,
6.88%, 5/15/22	$125	$131
5.88%, 7/15/25	100	100
K Hovnanian Enterprises, Inc.,
5.00%, 11/1/21	385	356
Lennar Corp.,
6.95%, 6/1/18	40	41
4.13%, 1/15/22	175	178
4.75%, 11/15/22	215	226
4.88%, 12/15/23	260	273
4.75%, 5/30/25	85	88
Meritage Homes Corp.,
6.00%, 6/1/25	215	230
PulteGroup, Inc.,
4.25%, 3/1/21	300	309
Shea Homes L.P./Shea Homes Funding Corp.,
6.13%, 4/1/25(1)	95	99
Toll Brothers Finance Corp.,
4.00%, 12/31/18	105	107
4.38%, 4/15/23	150	156
4.88%, 11/15/25	25	26
TRI Pointe Group, Inc.,
5.25%, 6/1/27	50	51
Weekley Homes LLC/Weekley Finance Corp.,
6.00%, 2/1/23	175	174
6.63%, 8/15/25(1)	75	75
William Lyon Homes, Inc.,
5.88%, 1/31/25	125	128

		3,613

Industrial Other - 0.6%
Ahern Rentals, Inc.,
7.38%, 5/15/23(1)	275	258
APTIM Corp.,
7.75%, 6/15/25(1)	125	119
Brand Industrial Services, Inc.,
8.50%, 7/15/25(1)	125	131
Engility Corp.,
8.88%, 9/1/24	25	27
Great Lakes Dredge & Dock Corp.,
8.00%, 5/15/22	50	52
H&E Equipment Services, Inc.,
5.63%, 9/1/25(1)	100	105
HD Supply, Inc.,
5.75%, 4/15/24(1)	210	223
Herc Rentals, Inc.,
7.50%, 6/1/22(1)	60	65
7.75%, 6/1/24(1)	179	196
New Enterprise Stone & Lime Co., Inc.,
10.13%, 4/1/22(1)	125	135
United Rentals North America, Inc.,
4.63%, 7/15/23	55	57
5.75%, 11/15/24	225	237
5.88%, 9/15/26	50	54
4.88%, 1/15/28	75	75

		1,734

Internet Media - 0.4%
Match Group, Inc.,
6.38%, 6/1/24	50	54
5.00%, 12/15/27(1)	50	51
Netflix, Inc.,
5.50%, 2/15/22	300	315
4.38%, 11/15/26	150	147
4.88%, 4/15/28(1)	435	426

		993

Leisure Products Manufacturing - 0.0%
Mattel, Inc.,
6.75%, 12/31/25(1)	25	25

Life Insurance - 0.6%
AssuredPartners, Inc.,
7.00%, 8/15/25(1)	1,625	1,617
Genworth Holdings, Inc.,
7.70%, 6/15/20	25	25

		1,642

Machinery Manufacturing - 1.1%
BlueLine Rental Finance Corp./BlueLine Rental LLC,
9.25%, 3/15/24(1)	150	160
Cloud Crane LLC,
10.13%, 8/1/24(1)	150	169
CNH Industrial Capital LLC,
3.38%, 7/15/19	45	45
4.88%, 4/1/21	150	158

NORTHERN FUNDS QUARTERLY REPORT    9    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.1% continued
Machinery Manufacturing - 1.1% continued
4.38%, 4/5/22	$205	$212
JPW Industries Holding Corp.,
9.00%, 10/1/24(1)	1,140	1,191
SPX FLOW, Inc.,
5.63%, 8/15/24(1)	50	53
5.88%, 8/15/26(1)	50	53
Tennant Co.,
5.63%, 5/1/25(1)	50	53
Titan International, Inc.,
6.50%, 11/30/23(1)	125	127
Welbilt, Inc.,
9.50%, 2/15/24	185	211
Xerium Technologies, Inc.,
9.50%, 8/15/21	740	749

		3,181

Managed Care - 1.7%
Centene Corp.,
4.75%, 5/15/22	215	223
MPH Acquisition Holdings LLC,
7.13%, 6/1/24(1)	240	256
Opal Acquisition, Inc.,
7.50%, 7/1/24(1) (6)	1,304	1,265
10.00%, 10/1/24(1)	1,636	1,462
Polaris Intermediate Corp.,
8.50%, 12/1/22(1) (2)	1,500	1,556

		4,762

Manufactured Goods - 1.5%
FXI Holdings, Inc.,
7.88%, 11/1/24(1)	25	25
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
7.38%, 12/15/23(1)	125	134
Material Science Corp.,
14.00%, 6/22/22	1,455	1,312
NCI Building Systems, Inc.,
8.25%, 1/15/23(1)	230	244
Novelis Corp.,
5.88%, 9/30/26(1)	270	275
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.,
8.63%, 6/1/21(1)	2,070	2,101

		4,091

Mass Merchants - 0.1%
Dollar Tree, Inc.,
5.75%, 3/1/23	230	241

Medical Equipment & Devices Manufacturing - 0.6%
Avantor, Inc.,
9.00%, 10/1/25(1)	1,345	1,325
Hologic, Inc.,
5.25%, 7/15/22(1)	255	264
4.38%, 10/15/25(1)	80	81

		1,670

Metals & Mining - 4.2%
AK Steel Corp.,
7.63%, 10/1/21	75	78
Aleris International, Inc.,
7.88%, 11/1/20	175	173
9.50%, 4/1/21(1)	50	53
Big River Steel LLC/BRS Finance Corp.,
7.25%, 9/1/25(1)	911	963
Century Aluminum Co.,
7.50%, 6/1/21(1) (6)	1,160	1,189
Cleveland-Cliffs, Inc.,
5.75%, 3/1/25(1)	150	143
Coeur Mining, Inc.,
5.88%, 6/1/24	50	49
Freeport-McMoRan, Inc.,
2.38%, 3/15/18	255	255
4.00%, 11/14/21	115	115
6.75%, 2/1/22	100	104
3.55%, 3/1/22	120	119
3.88%, 3/15/23	435	433
5.40%, 11/14/34	490	499
5.45%, 3/15/43	465	464
Hecla Mining Co.,
6.88%, 5/1/21	75	77
Joseph T Ryerson & Son, Inc.,
11.00%, 5/15/22(1)	1,760	1,969
Real Alloy Holding, Inc.,
10.00%, 1/15/19(1) (7)	2,930	2,110
Specialty Steel Supply, Inc.,
11.62%, 11/15/22	2,670	2,670
TMS International Corp.,
7.25%, 8/15/25(1)	75	78
United States Steel Corp.,
6.88%, 8/15/25	100	104

ACTIVE M/MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.1% continued
Metals & Mining - 4.2% continued
Warrior Met Coal, Inc.,
8.00%, 11/1/24(1)	$75	$77

		11,722

Oil & Gas Services & Equipment - 0.5%
Calfrac Holdings L.P.,
7.50%, 12/1/20(1)	225	222
Diamond Offshore Drilling, Inc.,
7.88%, 8/15/25	25	26
FTS International, Inc.,
6.25%, 5/1/22	125	121
Global Marine, Inc.,
7.00%, 6/1/28	25	25
Nabors Industries, Inc.,
5.00%, 9/15/20	50	50
4.63%, 9/15/21	25	24
Parker Drilling Co.,
7.50%, 8/1/20	25	23
6.75%, 7/15/22	25	20
Rowan Cos., Inc.,
7.38%, 6/15/25	100	102
SESI LLC,
7.13%, 12/15/21	350	359
7.75%, 9/15/24(1)	390	414
Weatherford International LLC,
6.80%, 6/15/37	75	62

		1,448

Pharmaceuticals - 0.3%
Endo Finance LLC/Endo Finco, Inc.,
7.25%, 1/15/22(1)	200	173
5.38%, 1/15/23(1)	190	148
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.,
7.50%, 10/1/24(1)	120	130
Valeant Pharmaceuticals International,
6.75%, 8/15/21(1)	25	25
7.25%, 7/15/22(1)	280	283

		759

Pipeline - 3.3%
American Midstream Partners L.P./American Midstream Finance Corp.,
8.50%, 12/15/21(1)	100	103
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 9/15/24	335	345
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
6.13%, 11/15/22(1)	100	104
Cheniere Corpus Christi Holdings LLC,
7.00%, 6/30/24	100	114
5.88%, 3/31/25	225	244
5.13%, 6/30/27	145	150
Cheniere Energy Partners L.P.,
5.25%, 10/1/25(1)	585	595
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
6.25%, 4/1/23	160	166
5.75%, 4/1/25	105	108
DCP Midstream Operating L.P.,
9.75%, 3/15/19(1)	95	103
8.13%, 8/16/30	35	41
6.45%, 11/3/36(1)	175	188
6.75%, 9/15/37(1)	240	262
(Variable, ICE LIBOR USD 3M + 3.85%),
5.85%, 5/21/43(1) (8)	310	288
5.60%, 4/1/44	255	253
Energy Transfer Equity L.P.,
7.50%, 10/15/20	365	401
4.25%, 3/15/23	25	25
5.88%, 1/15/24	175	184
Energy Transfer Partners L.P.,
(Variable, ICE LIBOR USD 3M + 4.03%),
6.25%, 2/15/23(4)	75	73
(Variable, ICE LIBOR USD 3M + 4.16%),
6.63%, 2/15/28(4)	50	49
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/1/25	25	25
Holly Energy Partners L.P./Holly Energy Finance Corp.,
6.00%, 8/1/24(1)	100	104
MPLX L.P.,
4.88%, 12/1/24	410	442
NGPL PipeCo LLC,
4.38%, 8/15/22(1)	100	102

NORTHERN FUNDS QUARTERLY REPORT    11    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.1% continued
Pipeline - 3.3% continued
NuStar Logistics L.P.,
8.40%, 4/15/18	$35	$36
4.80%, 9/1/20	175	178
6.75%, 2/1/21	55	59
4.75%, 2/1/22	60	61
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	100	103
PBF Logistics LP/PBF Logistics Finance Corp.,
6.88%, 5/15/23(1)	75	77
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%),
6.13%, 11/15/22(4)	50	50
Rockies Express Pipeline LLC,
6.85%, 7/15/18(1)	40	41
6.00%, 1/15/19(1)	25	26
5.63%, 4/15/20(1)	275	288
7.50%, 7/15/38(1)	75	87
6.88%, 4/15/40(1)	75	84
SemGroup Corp.,
7.25%, 3/15/26(1)	180	184
SemGroup Corp./Rose Rock Finance Corp.,
5.63%, 7/15/22	450	444
5.63%, 11/15/23	460	448
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
5.50%, 8/15/22	207	207
5.75%, 4/15/25	420	423
Summit Midstream Partners L.P.,
(Variable, ICE LIBOR USD 3M + 7.43%),
9.50%, 12/15/22(4)	125	127
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
5.50%, 9/15/24(1)	75	77
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
4.13%, 11/15/19	80	80
4.25%, 11/15/23	555	549
6.75%, 3/15/24	230	247
5.13%, 2/1/25	150	154
5.00%, 1/15/28(1)	335	334
Williams (The) Cos., Inc.,
7.50%, 1/15/31	200	244
5.75%, 6/24/44	240	256

		9,333

Power Generation - 2.1%
Calpine Corp.,
6.00%, 1/15/22(1)	305	314
5.38%, 1/15/23	815	793
5.50%, 2/1/24	450	429
5.75%, 1/15/25	540	510
Dynegy, Inc.,
7.38%, 11/1/22	350	369
5.88%, 6/1/23	340	344
7.63%, 11/1/24	420	451
8.00%, 1/15/25(1)	110	119
8.13%, 1/30/26(1)	275	301
GenOn Energy, Inc.,
7.88%, 6/15/17(5)	50	40
NRG Energy, Inc.,
6.25%, 7/15/22	155	161
6.25%, 5/1/24	25	26
7.25%, 5/15/26	540	588
6.63%, 1/15/27	980	1,036
5.75%, 1/15/28(1)	25	25
NRG Yield Operating LLC,
5.00%, 9/15/26	100	102
Pattern Energy Group, Inc.,
5.88%, 2/1/24(1)	100	105
Terraform Global Operating LLC,
9.75%, 8/15/22(1)	200	221

		5,934

Property & Casualty Insurance - 1.0%
Acrisure LLC/Acrisure Finance, Inc.,
7.00%, 11/15/25(1)	150	145
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
8.25%, 8/1/23(1)	790	829
Hub Holdings LLC/Hub Holdings Finance, Inc.,
8.13%, (100% Cash), 7/15/19(1) (2)	25	25
HUB International Ltd.,
7.88%, 10/1/21(1)	605	630

ACTIVE M/MULTI-MANAGER FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.1% continued
Property & Casualty Insurance - 1.0% continued
Radian Group, Inc.,
7.00%, 3/15/21	$25	$28
4.50%, 10/1/24	75	77
USIS Merger Sub, Inc.,
6.88%, 5/1/25(1)	1,145	1,156

		2,890

Publishing & Broadcasting - 1.6%
CBS Radio, Inc.,
7.25%, 11/1/24(1)	100	105
Clear Channel Worldwide Holdings, Inc.,
7.63%, 3/15/20	650	637
6.50%, 11/15/22	260	264
EW Scripps (The) Co.,
5.13%, 5/15/25(1)	100	100
Gray Television, Inc.,
5.13%, 10/15/24(1)	260	259
5.88%, 7/15/26(1)	385	395
iHeartCommunications, Inc.,
10.00%, 1/15/18	50	39
9.00%, 12/15/19	50	37
14.00%, 2/1/21(2)	128	10
Nexstar Broadcasting, Inc.,
5.63%, 8/1/24(1)	225	232
Salem Media Group, Inc.,
6.75%, 6/1/24(1)	25	25
Sinclair Television Group, Inc.,
5.38%, 4/1/21	115	117
6.13%, 10/1/22	125	129
5.13%, 2/15/27(1)	250	248
Sirius XM Radio, Inc.,
3.88%, 8/1/22(1)	125	125
4.63%, 5/15/23(1)	45	46
6.00%, 7/15/24(1)	335	354
5.38%, 7/15/26(1)	355	368
5.00%, 8/1/27(1)	275	276
TEGNA, Inc.,
5.13%, 10/15/19	243	246
5.13%, 7/15/20	200	205
6.38%, 10/15/23	25	26
Townsquare Media, Inc.,
6.50%, 4/1/23(1)	75	73
Tribune Media Co.,
5.88%, 7/15/22	60	62
Urban One, Inc.,
9.25%, 2/15/20(1)	75	71

		4,449

Real Estate - 3.1%
Crescent Communities LLC/Crescent Ventures, Inc.,
8.88%, 10/15/21(1)	117	124
CyrusOne L.P./CyrusOne Finance Corp.,
5.00%, 3/15/24(1)	25	26
5.38%, 3/15/27(1)	25	26
Equinix, Inc.,
5.38%, 4/1/23	350	362
5.88%, 1/15/26	175	188
ESH Hospitality, Inc.,
5.25%, 5/1/25(1)	375	379
FelCor Lodging L.P.,
6.00%, 6/1/25	225	237
Five Point Operating Co. L.P./Five Point Capital Corp.,
7.88%, 11/15/25(1)	50	51
Iron Mountain US Holdings, Inc.,
5.38%, 6/1/26(1)	85	87
Iron Mountain, Inc.,
6.00%, 8/15/23	415	434
5.75%, 8/15/24	625	633
5.25%, 3/15/28(1)	145	144
iStar, Inc.,
4.63%, 9/15/20	50	51
MPT Operating Partnership L.P./MPT Finance Corp.,
6.38%, 3/1/24	345	365
5.50%, 5/1/24	415	430
5.25%, 8/1/26	365	378
5.00%, 10/15/27	460	469
QCP SNF West/Central/East/AL REIT LLC,
8.13%, 11/1/23(1)	950	974
Realogy Group LLC/Realogy Co-Issuer Corp.,
4.50%, 4/15/19(1)	160	162
5.25%, 12/1/21(1)	225	233

NORTHERN FUNDS QUARTERLY REPORT    13    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.1% continued
Real Estate - 3.1% continued
RHP Hotel Properties L.P./RHP Finance Corp.,
5.00%, 4/15/23	$50	$51
Sabra Health Care L.P./Sabra Capital Corp.,
5.50%, 2/1/21	585	597
SBA Communications Corp.,
4.00%, 10/1/22(1)	100	100
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
7.13%, 12/15/24(1)	1,305	1,188
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
8.25%, 10/15/23	1,010	971
VICI Properties 1 LLC/VICI FC, Inc.,
(Floating, ICE LIBOR USD 3M + 3.50%),
4.85%, 10/15/22(9)	47	46

		8,706

Refining & Marketing - 0.2%
Citgo Holding, Inc.,
10.75%, 2/15/20(1)	225	241
CITGO Petroleum Corp.,
6.25%, 8/15/22(1)	25	25
Delek Logistics Partners L.P.,
6.75%, 5/15/25(1)	75	76
Sunoco L.P./Sunoco Finance Corp.,
6.25%, 4/15/21	300	312

		654

Restaurants - 0.3%
Golden Nugget, Inc.,
6.75%, 10/15/24(1)	125	127
8.75%, 10/1/25(1)	175	184
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.00%, 6/1/24(1)	100	103
5.25%, 6/1/26(1)	315	331
Nathan’s Famous, Inc.,
6.63%, 11/1/25(1)	50	52

		797

Retail - Consumer Discretionary - 1.2%
American Builders & Contractors Supply Co., Inc.,
5.75%, 12/15/23(1)	100	105
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.25%, 3/15/25(1)	160	158
Beacon Escrow Corp.,
4.88%, 11/1/25(1)	25	25
Beacon Roofing Supply, Inc.,
6.38%, 10/1/23	75	80
Builders FirstSource, Inc.,
5.63%, 9/1/24(1)	100	104
FirstCash, Inc.,
5.38%, 6/1/24(1)	50	52
Hertz (The) Corp.,
5.88%, 10/15/20	165	166
7.63%, 6/1/22(1)	110	115
5.50%, 10/15/24(1)	775	700
L Brands, Inc.,
6.75%, 7/1/36	200	200
Lithia Motors, Inc.,
5.25%, 8/1/25(1)	50	52
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.,
7.88%, 10/1/22(1)	1,235	1,244
Penske Automotive Group, Inc.,
3.75%, 8/15/20	50	51
5.75%, 10/1/22	100	103
PetSmart, Inc.,
5.88%, 6/1/25(1)	100	77
QVC, Inc.,
5.45%, 8/15/34	140	141
Sonic Automotive, Inc.,
6.13%, 3/15/27	100	99

		3,472

Retail - Consumer Staples - 0.1%
US Foods, Inc.,
5.88%, 6/15/24(1)	150	157

Semiconductors - 0.5%
Advanced Micro Devices, Inc.,
6.75%, 3/1/19	75	78
7.50%, 8/15/22	66	72
7.00%, 7/1/24	261	271
Entegris, Inc.,
4.63%, 2/10/26(1)	50	51

ACTIVE M/MULTI-MANAGER FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.1% continued
Semiconductors - 0.5% continued
Micron Technology, Inc.,
5.25%, 1/15/24(1)	$200	$208
5.50%, 2/1/25	145	152
5.63%, 1/15/26(1)	120	126
Microsemi Corp.,
9.13%, 4/15/23(1)	99	111
Qorvo, Inc.,
6.75%, 12/1/23	125	134
7.00%, 12/1/25	125	140

		1,343

Software & Services - 2.3%
Ascend Learning LLC,
6.88%, 8/1/25(1)	25	26
BMC Software Finance, Inc.,
8.13%, 7/15/21(1)	125	126
Boxer Parent Co., Inc.,
9.00%, (100% Cash), 10/15/19(1) (2)	30	30
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
5.75%, 3/1/25(1)	125	125
Donnelley Financial Solutions, Inc.,
8.25%, 10/15/24	125	134
Gartner, Inc.,
5.13%, 4/1/25(1)	50	52
Harland Clarke Holdings Corp.,
9.25%, 3/1/21(1)	375	381
8.38%, 8/15/22(1)	420	436
Infor Software Parent LLC/Infor Software Parent, Inc.,
7.13%, (100% Cash), 5/1/21(1) (2)	506	517
Infor US, Inc.,
6.50%, 5/15/22	300	310
iPayment, Inc.,
10.75%, 4/15/24(1)	25	28
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.,
6.00%, 7/15/25(1)	250	263
MSCI, Inc.,
5.25%, 11/15/24(1)	325	342
5.75%, 8/15/25(1)	285	306
4.75%, 8/1/26(1)	50	53
Nielsen Finance LLC/Nielsen Finance Co.,
4.50%, 10/1/20	285	287
5.00%, 4/15/22(1)	695	715
Nuance Communications, Inc.,
5.38%, 8/15/20(1)	80	81
6.00%, 7/1/24	440	472
Quintiles IMS, Inc.,
5.00%, 10/15/26(1)	200	205
Rackspace Hosting, Inc.,
8.63%, 11/15/24(1)	485	518
RP Crown Parent LLC,
7.38%, 10/15/24(1)	330	346
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24(1)	125	141
SS&C Technologies Holdings, Inc.,
5.88%, 7/15/23	125	132
Symantec Corp.,
5.00%, 4/15/25(1)	170	177
Veritas US, Inc./Veritas Bermuda Ltd.,
10.50%, 2/1/24(1)	200	208

		6,411

Supermarkets & Pharmacies - 0.5%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
6.63%, 6/15/24	535	507
5.75%, 3/15/25	660	595
Cumberland Farms, Inc.,
6.75%, 5/1/25(1)	150	159
Rite Aid Corp.,
7.70%, 2/15/27	25	21

		1,282

Tobacco - 0.0%
Vector Group Ltd.,
6.13%, 2/1/25(1)	75	78

Transportation & Logistics - 0.2%
BCD Acquisition, Inc.,
9.63%, 9/15/23(1)	320	352
Wabash National Corp.,
5.50%, 10/1/25(1)	25	25

NORTHERN FUNDS QUARTERLY REPORT    15    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.1% continued
Transportation & Logistics - 0.2% continued
XPO Logistics, Inc.,
6.50%, 6/15/22(1)	$75	$78
6.13%, 9/1/23(1)	50	53

		508

Utilities - 0.5%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.50%, 5/20/25	75	76
5.75%, 5/20/27	100	101
Ferrellgas L.P./Ferrellgas Finance Corp.,
6.50%, 5/1/21	50	47
Ferrellgas Partners L.P./Ferrellgas Partners Finance Corp.,
8.63%, 6/15/20	50	43
NextEra Energy Operating Partners L.P.,
4.25%, 9/15/24(1)	50	51
Talen Energy Supply LLC,
4.60%, 12/15/21	680	622
9.50%, 7/15/22(1)	320	328
6.50%, 6/1/25	205	165
10.50%, 1/15/26(1)	50	49

		1,482

Waste & Environment Services & Equipment - 0.0%
Wrangler Buyer Corp,
6.00%, 10/1/25(1)	25	26

Wireless Telecommunications Services - 1.5%
Hughes Satellite Systems Corp.,
6.50%, 6/15/19	143	149
6.63%, 8/1/26	175	183
Sprint Capital Corp.,
8.75%, 3/15/32	500	568
Sprint Communications, Inc.,
9.00%, 11/15/18(1)	345	363
9.25%, 4/15/22	75	89
6.00%, 11/15/22	165	165
Sprint Corp.,
7.88%, 9/15/23	445	474
7.13%, 6/15/24	720	733
T-Mobile USA, Inc.,
6.13%, 1/15/22	360	371
4.00%, 4/15/22	50	51
6.00%, 3/1/23	520	545
6.63%, 4/1/23	400	417
6.00%, 4/15/24	125	133

		4,241

Wireline Telecommunications Services - 3.1%
CenturyLink, Inc.,
6.45%, 6/15/21	183	185
6.75%, 12/1/23	130	127
7.60%, 9/15/39	100	86
Cogent Communications Group, Inc.,
5.38%, 3/1/22(1)	50	53
Embarq Corp.,
8.00%, 6/1/36	1,250	1,216
Frontier Communications Corp.,
8.13%, 10/1/18	115	115
6.25%, 9/15/21	140	99
10.50%, 9/15/22	720	545
7.13%, 1/15/23	80	53
7.63%, 4/15/24	145	96
11.00%, 9/15/25	1,450	1,066
9.00%, 8/15/31	707	472
GTT Communications, Inc.,
7.88%, 12/31/24(1)	790	833
Level 3 Financing, Inc.,
5.38%, 8/15/22	110	111
5.63%, 2/1/23	125	126
5.13%, 5/1/23	310	311
5.38%, 1/15/24	240	240
Level 3 Parent LLC,
5.75%, 12/1/22	205	206
Qualitytech L.P./QTS Finance Corp.,
4.75%, 11/15/25(1)	50	51
Qwest Corp.,
6.88%, 9/15/33	430	412
West Corp.,
8.50%, 10/15/25(1)	1,085	1,071
Windstream Services LLC/Windstream Finance Corp.,
7.75%, 10/1/21	31	23
6.38%, 8/1/23(1)	27	16
8.63%, 10/31/25(1)	18	17
Zayo Group LLC/Zayo Capital, Inc.,
6.00%, 4/1/23	445	463

ACTIVE M/MULTI-MANAGER FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.1% continued
Wireline Telecommunications Services - 3.1% continued
6.38%, 5/15/25	$150	$159
5.75%, 1/15/27(1)	605	617

		8,769

Total Corporate Bonds (Cost $182,320)		183,470

FOREIGN ISSUER BONDS - 13.6%
Advertising & Marketing - 0.1%
MDC Partners, Inc.,
6.50%, 5/1/24(1)	400	402

Aerospace & Defense - 0.3%
Bombardier, Inc.,
8.75%, 12/1/21(1)	350	384
6.00%, 10/15/22(1)	125	123
6.13%, 1/15/23(1)	200	196
7.50%, 3/15/25(1)	25	25

		728

Airlines - 0.1%
Air Canada,
7.75%, 4/15/21(1)	300	340

Auto Parts Manufacturing - 0.2%
Delphi Technologies PLC,
5.00%, 10/1/25(1)	75	76
IHO Verwaltungs GmbH,
4.50%, (100% Cash), 9/15/23(1) (2)	275	280
Nexteer Automotive Group Ltd.,
5.88%, 11/15/21(1)	295	308

		664

Banks - 0.1%
Barclays Bank PLC,
7.63%, 11/21/22	200	226

Biotechnology - 0.0%
Concordia International Corp.,
9.50%, 10/21/22(1) (6)	100	9

Cable & Satellite - 2.6%
Altice Luxembourg S.A.,
7.75%, 5/15/22(1)	995	980
7.63%, 2/15/25(1)	285	273
SFR Group S.A.,
6.00%, 5/15/22(1)	2,135	2,162
6.25%, 5/15/24(1)	340	341
7.38%, 5/1/26(1)	720	739
Telenet Finance Luxembourg Notes S.a.r.l.,
5.50%, 3/1/28(1)	400	400
Unitymedia GmbH,
6.13%, 1/15/25(1)	630	664
UPCB Finance IV Ltd.,
5.38%, 1/15/25(1)	205	206
Virgin Media Finance PLC,
6.00%, 10/15/24(1)	425	436
Virgin Media Secured Finance PLC,
5.50%, 8/15/26(1)	400	410
Ziggo Secured Finance B.V.,
5.50%, 1/15/27(1)	690	685

		7,296

Casinos & Gaming - 0.2%
Gateway Casinos & Entertainment Ltd.,
8.25%, 3/1/24(1)	75	80
International Game Technology PLC,
5.63%, 2/15/20(1)	220	229
Wynn Macau Ltd.,
5.50%, 10/1/27(1)	200	203

		512

Chemicals - 0.6%
Hexion, Inc./Hexion Nova Scotia Finance ULC,
9.00%, 11/15/20	200	150
Kissner Holdings L.P./Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA,
8.38%, 12/1/22(1)	100	101
NOVA Chemicals Corp.,
5.25%, 8/1/23(1)	185	190
4.88%, 6/1/24(1)	405	404
5.00%, 5/1/25(1)	320	319
5.25%, 6/1/27(1)	320	319
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc.,
5.38%, 9/1/25(1)	75	78
Tronox Finance PLC,
5.75%, 10/1/25(1)	50	52

NORTHERN FUNDS QUARTERLY REPORT    17    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.6% continued
Chemicals - 0.6% continued
Venator Finance S.a.r.l./Venator Materials Corp.,
5.75%, 7/15/25(1)	$25	$26

		1,639

Commercial Finance - 1.2%
Aircastle Ltd.,
4.63%, 12/15/18	285	290
6.25%, 12/1/19	150	158
5.13%, 3/15/21	635	668
5.50%, 2/15/22	100	107
5.00%, 4/1/23	100	105
Fly Leasing Ltd.,
6.38%, 10/15/21	200	209
Park Aerospace Holdings Ltd.,
3.63%, 3/15/21(1)	75	72
5.25%, 8/15/22(1)	1,050	1,043
5.50%, 2/15/24(1)	615	610

		3,262

Communications Equipment - 0.0%
Nokia OYJ,
3.38%, 6/12/22	25	25

Consumer Finance - 0.1%
4finance S.A.,
10.75%, 5/1/22(1)	200	215

Consumer Services - 0.1%
Garda World Security Corp.,
7.25%, 11/15/21(1)	25	25
7.25%, 11/15/21(1)	25	26
GW Honos Security Corp.,
8.75%, 5/15/25(1)	200	215

		266

Containers & Packaging - 0.5%
ARD Finance S.A.,
7.13%, (100% Cash), 9/15/23(2)	200	209
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
6.00%, 6/30/21(1)	300	308
4.25%, 9/15/22(1)	405	412
7.25%, 5/15/24(1)	250	272
6.00%, 2/15/25(1)	325	342

		1,543

Diversified Banks - 0.2%
Bank of Nova Scotia (The),
(Variable, ICE LIBOR USD 3M + 2.65%),
4.65%, 10/12/22(4)	25	25
Barclays PLC,
(Variable, USD Swap 5Y + 6.71%),
8.25%, 12/15/18(4)	400	419

		444

Entertainment Content - 0.0%
Lions Gate Entertainment Corp.,
5.88%, 11/1/24(1)	50	53

Exploration & Production - 1.2%
MEG Energy Corp.,
6.38%, 1/30/23(1)	705	599
6.38%, 1/30/23	1,110	1,093
7.00%, 3/31/24(1)	1,585	1,337
OGX Austria GmbH,
8.50%, 6/1/18(5) (10)	2,420	—
8.38%, 4/1/22(5) (10)	1,800	—
Seven Generations Energy Ltd.,
6.88%, 6/30/23(1)	75	80
5.38%, 9/30/25(1)	50	50
Tullow Oil PLC,
6.00%, 11/1/20(1)	200	202
Vermilion Energy, Inc.,
5.63%, 3/15/25(1)	75	75

		3,436

Financial Services - 0.1%
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc.,
8.50%, 12/15/22(1)	50	50
Intelsat Connect Finance S.A.,
12.50%, 4/1/22(1)	341	298

		348

Homebuilders - 0.1%
Brookfield Residential Properties, Inc.,
6.38%, 5/15/25(1)	25	27
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.,
6.13%, 7/1/22(1)	50	52
Mattamy Group Corp.,
6.50%, 10/1/25(1)	50	53

ACTIVE M/MULTI-MANAGER FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.6% continued
Homebuilders - 0.1% continued
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
5.63%, 3/1/24(1)	$238	$249

		381

Industrial Other - 0.0%
Ritchie Bros. Auctioneers, Inc.,
5.38%, 1/15/25(1)	50	52

Machinery Manufacturing - 0.1%
CNH Industrial N.V.,
4.50%, 8/15/23	170	177

Medical Equipment & Devices Manufacturing - 0.0%
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
5.50%, 4/15/25(1)	155	126

Metals & Mining - 1.7%
Alcoa Nederland Holding B.V.,
7.00%, 9/30/26(1)	200	225
ArcelorMittal,
5.75%, 8/5/20	25	26
7.25%, 3/1/41	45	57
Constellium N.V.,
6.63%, 3/1/25(1)	250	263
Essar Steel Algoma, Inc.,
9.50%, 11/15/19(1) (5) (6)	275	83
First Quantum Minerals Ltd.,
7.00%, 2/15/21(1)	275	285
7.25%, 5/15/22(1)	300	315
FMG Resources (August 2006) Pty. Ltd.,
9.75%, 3/1/22(1)	425	470
4.75%, 5/15/22(1)	230	233
5.13%, 5/15/24(1)	120	122
Hudbay Minerals, Inc.,
7.25%, 1/15/23(1)	50	53
7.63%, 1/15/25(1)	330	361
IAMGOLD Corp.,
7.00%, 4/15/25(1)	75	77
Kinross Gold Corp.,
5.13%, 9/1/21	50	52
4.50%, 7/15/27(1)	25	25
Mountain Province Diamonds, Inc.,
8.00%, 12/15/22(1)	25	25
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22(1)	680	702
Taseko Mines Ltd.,
8.75%, 6/15/22(1)	150	154
Teck Resources Ltd.,
4.50%, 1/15/21	75	77
4.75%, 1/15/22	290	303
3.75%, 2/1/23	25	25
6.13%, 10/1/35	100	112
6.00%, 8/15/40	100	111
6.25%, 7/15/41	435	498

		4,654

Oil & Gas Services & Equipment - 0.5%
Ensco PLC,
5.75%, 10/1/44	80	55
Noble Holding International Ltd.,
7.75%, 1/15/24	100	86
Precision Drilling Corp.,
6.50%, 12/15/21	152	155
7.75%, 12/15/23	100	105
5.25%, 11/15/24	320	302
7.13%, 1/15/26(1)	75	76
Transocean, Inc.,
5.80%, 10/15/22	75	74
9.00%, 7/15/23(1)	75	81
7.50%, 1/15/26(1)	150	154
7.50%, 4/15/31	50	44
Trinidad Drilling Ltd.,
6.63%, 2/15/25(1)	75	71
Weatherford International Ltd.,
9.63%, 3/1/19	25	27
8.25%, 6/15/23	25	25
9.88%, 2/15/24	75	80
6.50%, 8/1/36	25	20
7.00%, 3/15/38	50	42

		1,397

Pharmaceuticals - 0.9%
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
6.00%, 7/15/23(1)	505	396
6.00%, 2/1/25(1)	315	244

NORTHERN FUNDS QUARTERLY REPORT    19     ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.6% continued
Pharmaceuticals - 0.9% continued
Valeant Pharmaceuticals International, Inc.,
7.50%, 7/15/21(1)	$150	$153
5.50%, 3/1/23(1)	460	421
5.88%, 5/15/23(1)	625	580
6.13%, 4/15/25(1)	25	23
5.50%, 11/1/25(1)	375	382
9.00%, 12/15/25(1)	225	234

		2,433

Property & Casualty Insurance - 0.1%
Ardonagh Midco 3 PLC,
8.63%, 7/15/23(1)	200	207

Publishing & Broadcasting - 0.0%
Clear Channel International B.V.,
8.75%, 12/15/20(1)	25	26

Restaurants - 0.4%
1011778 B.C. ULC/New Red Finance, Inc.,
4.63%, 1/15/22(1)	135	138
4.25%, 5/15/24(1)	605	604
5.00%, 10/15/25(1)	450	453

		1,195

Semiconductors - 0.4%
NXP B.V./NXP Funding LLC,
4.13%, 6/1/21(1)	505	515
3.88%, 9/1/22(1)	200	202
Sensata Technologies UK Financing Co. PLC,
6.25%, 2/15/26(1)	260	283

		1,000

Software & Services - 0.4%
Camelot Finance S.A.,
7.88%, 10/15/24(1)	175	187
IHS Markit Ltd.,
5.00%, 11/1/22(1)	520	564
Nielsen Co. Luxembourg (The) S.a.r.l.,
5.50%, 10/1/21(1)	80	82
Open Text Corp.,
5.88%, 6/1/26(1)	325	350

		1,183

Travel & Lodging - 0.2%
NCL Corp. Ltd.,
4.75%, 12/15/21(1)	515	533
Silversea Cruise Finance Ltd.,
7.25%, 2/1/25(1)	75	81
Viking Cruises Ltd.,
6.25%, 5/15/25(1)	25	26

		640

Wireless Telecommunications Services - 1.1%
Digicel Group Ltd.,
8.25%, 9/30/20(1)	700	689
Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20	25	24
7.50%, 4/1/21	65	59
5.50%, 8/1/23	480	392
8.00%, 2/15/24(1)	100	105
9.75%, 7/15/25(1)	250	241
Intelsat Luxembourg S.A.,
6.75%, 6/1/18	38	37
7.75%, 6/1/21	288	153
8.13%, 6/1/23	221	115
SoftBank Group Corp.,
4.50%, 4/15/20(1)	595	608
Wind Tre S.p.A.,
5.00%, 1/20/26(1)	575	541
Xplornet Communications, Inc.,
9.63%, 6/1/22(1) (2)	26	28

		2,992

Wireline Telecommunications Services - 0.1%
Telecom Italia Capital S.A.,
6.00%, 9/30/34	285	320

Total Foreign Issuer Bonds (Cost $41,605)		38,191

TERM LOANS - 14.6%
Advertising & Marketing - 0.4%
Advantage Sales & Marketing, Inc., Term Loan,
(Floating, ICE LIBOR USD 3M + 6.50%),
7.88%, 7/25/22(9)	515	472
Getty Images, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.50%),
5.19%, 10/18/19(9)	595	539

		1,011

ACTIVE M/MULTI-MANAGER FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 14.6% continued
Aerospace & Defense - 0.0%
Sequa Mezzanine Holdings LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 5.00%),
6.55%, 11/28/21(9)	$25	$25

Auto Parts Manufacturing - 0.5%
DexKo Global, Inc., Term B Loan,
(Floating, ICE LIBOR USD 3M + 8.25%),
9.94%, 7/24/25(9)	1,460	1,471

Automotive - 0.5%
Truck Hero, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 8.25%),
9.89%, 4/21/25(9)	1,360	1,363

Cable & Satellite - 0.0%
Radiate Holdco LLC, Closing Date Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%),
4.57%, 2/1/24(9)	99	99

Casinos & Gaming - 1.1%
CEOC LLC, Term B Loan,
(Floating, ICE LIBOR USD 1M + 2.50%),
4.07%, 10/7/24(9)	100	100
CityCenter Holdings LLC, Term B Loan,
(Floating, ICE LIBOR USD 1M + 2.50%),
4.07%, 4/18/24(9)	50	50
Cowlitz Tribal Gaming Authority, Term B Loan,
(Floating, ICE LIBOR USD 1M + 10.50%),
12.07%, 12/6/21(9)	320	357
Gateway Casinos & Entertainment Ltd., Initial Tranche B-1 Term Loan,
(Floating, ICE LIBOR USD 3M + 3.75%),
5.44%, 2/22/23(9)	99	101
Mohegan Tribal Gaming Authority, Term B Loan,
(Floating, ICE LIBOR USD 1M + 4.00%),
5.57%, 10/13/23(9)	159	160
(Floating, Prime Rate U.S. 3M + 3.00%),
7.50%, 10/13/23(9)	4	4
Parq Holdings L.P., Closing Date Term Loan,
(Floating, ICE LIBOR USD 3M + 7.50%),
9.19%, 12/17/20(9)	2,145	2,139
Scientific Games International, Inc., Initial Term B-4 Loan,
(Floating, ICE LIBOR USD 2M + 3.25%),
4.67%, 8/14/24(9)	39	39
(Floating, ICE LIBOR USD 1M + 3.25%),
4.82%, 8/14/24(9)	11	11

		2,961

Chemicals - 0.3%
New Arclin U.S. Holding Corp., Term Loan,
(Floating, ICE LIBOR USD 3M + 8.75%),
10.44%, 2/14/25(9)	490	495
Unifrax I LLC, Initial Dollar Term Loan,
(Floating, ICE LIBOR USD 3M + 3.50%),
5.19%, 4/4/24(9)	50	50
UTEX Industries, Inc., Initial Loan,
5/20/22(9) (11)	90	85
Venator Finance S.a.r.l. (Venator Materials LLC), Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.00%),
4.38%, 8/8/24(9)	50	50

		680

Coal Operations - 0.0%
Peabody Energy Corp., Term Loan,
(Floating, ICE LIBOR USD 1M + 3.50%),
5.07%, 3/31/22(9)	24	24

Commercial Finance - 0.0%
Avolon TLB Borrower 1 (US) LLC, Initial Term B-2 Loan,
(Floating, ICE LIBOR USD 1M + 2.25%),
3.75%, 3/21/22(9)	50	50

Communications Equipment - 0.0%
CPI International, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.50%),
5.07%, 7/26/24(9)	50	50

Consumer Finance - 0.2%
First Data Corp., 2022D New Dollar Term Loan,
(Floating, ICE LIBOR USD 1M + 2.25%),
3.80%, 7/8/22(9)	523	524

Consumer Products - 0.3%
Parfums Holding Co., Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 8.75%),
10.45%, 6/30/25(9)	770	767

NORTHERN FUNDS QUARTERLY REPORT    21     ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 14.6% continued
Consumer Products - 0.3% continued
Prestige Brands, Inc., Term B-4 Loan,
(Floating, ICE LIBOR USD 1M + 2.75%),
4.32%, 1/26/24(9)	$110	$111

		878

Consumer Services - 0.1%
Aramark Intermediate HoldCo Corp., U.S. Term B-1 Loan,
3/11/25(9) (11)	50	50
Camelot U.S. Acquisition 1 Co., New Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%),
4.82%, 10/3/23(9)	74	74
USS Ultimate Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.75%),
5.32%, 8/25/24(9)	50	50
(Floating, ICE LIBOR USD 1M + 7.75%),
9.32%, 8/25/25(9)	50	51

		225

Containers & Packaging - 0.9%
Berlin Packaging LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 6.75%),
8.12%, 9/30/22(9)	2,000	2,012
Berry Global, Inc., Term N Loan,
(Floating, ICE LIBOR USD 1M + 2.25%),
3.68%, 1/19/24(9)	50	50
BWay Holding Co., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.25%),
4.60%, 4/3/24(9)	199	200
Consolidated Container Co. LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.50%),
5.07%, 5/22/24(9)	50	50
Flex Acquisition Co., Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.00%),
4.34%, 12/29/23(9)	100	100
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan,
(Floating, ICE LIBOR USD 1M + 2.75%),
4.32%, 2/5/23(9)	224	225

		2,637

Educational Services - 0.4%
KUEHG Corp., Tranche B Term Loan,
(Floating, ICE LIBOR USD 3M + 8.25%),
9.94%, 8/22/25(9)	950	955

Entertainment Content - 0.1%
Univision Communications, Inc., 2017 Replacement Repriced Term Loan,
(Floating, ICE LIBOR USD 1M + 2.75%),
4.32%, 3/15/24(9)	268	267

Entertainment Resources - 0.2%
Delta 2 (Lux) S.a r.l., Facility B3,
(Floating, ICE LIBOR USD 1M + 3.00%),
4.57%, 2/1/24(9)	125	125
Life Time Fitness, Inc., 2017 Refinancing Term Loan,
(Floating, ICE LIBOR USD 3M + 2.75%),
4.23%, 6/10/22(9)	222	223
Seaworld Parks & Entertainment, Inc., Term B-5 Loan,
(Floating, ICE LIBOR USD 3M + 3.00%),
4.69%, 4/1/24(9)	149	147

		495

Exploration & Production - 0.1%
California Resources Corp., Initial Loan,
12/31/22(9) (11)	250	249
California Resources Corp., Loan,
(Floating, ICE LIBOR USD 1M + 10.38%),
11.88%, 12/31/21(9)	25	27
Chesapeake Energy Corp., Class A Loan,
(Floating, ICE LIBOR USD 3M + 7.50%),
8.95%, 8/23/21(9)	75	80
Medallion Midland Acquisition LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%),
4.82%, 10/30/24(9)	25	25

		381

Financial Services - 0.8%
Focus Financial Partners LLC, Term Loan,
(Floating, ICE LIBOR USD 3M + 7.50%),
9.19%, 5/22/25(9)	1,080	1,089
Masergy Holdings, Inc., Initial Loan,
(Floating, ICE LIBOR USD 3M + 8.50%),
10.19%, 12/16/24(9)	980	990

ACTIVE M/MULTI-MANAGER FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 14.6% continued
Financial Services - 0.8% continued
UFC Holdings LLC, Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%),
4.81%, 8/18/23(9)	$50	$50
(Floating, ICE LIBOR USD 1M + 7.50%),
9.05%, 8/18/24(9)	100	101
Werner FinCo L.P., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 4.00%),
5.36%, 7/24/24(9)	25	25

		2,255

Food & Beverage - 0.0%
RESIC Enterprises LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 4.25%),
5.68%, 11/11/24(9)	25	25

Government Regional - 0.0%
Seminole Tribe of Florida, Term B Loan,
(Floating, ICE LIBOR USD 1M + 2.00%),
3.57%, 7/8/24(9)	100	100

Hardware - 0.4%
Everi Payments, Inc., Term B Loan,
(Floating, ICE LIBOR USD 3M + 3.50%),
4.98%, 5/9/24(9)	100	100
Lully Finance S.a r.l., Initial Term B-1 Loan,
(Floating, ICE LIBOR USD 1M + 8.50%),
10.07%, 10/16/23(9)	1,030	1,007

		1,107

Health Care Facilities & Services - 3.9%
Air Methods Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.50%),
5.19%, 4/22/24(9)	74	74
Aveanna Healthcare LLC, Term Loan,
(Floating, ICE LIBOR USD 1M + 8.00%),
9.57%, 3/13/25(9)	1,710	1,697
Envision Healthcare Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%),
4.57%, 12/1/23(9)	203	203
Genoa, a QoL Healthcare Co. LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 8.00%),
9.57%, 10/28/24(9)	1,160	1,172
Hanger, Inc., Loan,
(Floating, ICE LIBOR USD 3M + 11.50%),
11.50%, 8/1/19(9)	840	851
Heartland Dental LLC, Term Loan,
(Floating, ICE LIBOR USD 2M + 8.50%),
9.75%, 7/31/24(9)	1,780	1,791
Jaguar Holding Co. I LLC, 2017 Term Loan,
(Floating, ICE LIBOR USD 3M + 2.75%),
4.44%, 8/18/22(9) (12)	—	—
Lanai Holdings III, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 8.50%),
9.98%, 8/28/23(9)	1,820	1,638
Parexel International Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%),
4.57%, 9/27/24(9)	50	50
PharMerica Corp., Term Loan,
9/26/25(9) (11)	970	971
Surgery Center Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%),
4.82%, 9/2/24(9)	50	50
Team Health Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 2.75%),
4.32%, 2/6/24(9)	476	463
U.S. Renal Care, Inc., Term Loan,
(Floating, ICE LIBOR USD 3M + 8.00%),
9.69%, 12/29/23(9)	2,050	2,009
Wink Holdco, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.00%),
4.49%, 12/2/24(9)	50	50
(Floating, ICE LIBOR USD 3M + 6.75%),
8.24%, 12/1/25(9)	75	75

		11,094

Home & Office Products Manufacturing - 0.0%
Serta Simmons Bedding LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 8.00%),
9.41%, 11/8/24(9)	95	81

Home Improvement - 0.1%
ServiceMaster (The) Co. LLC, Tranche C Term Loan,
(Floating, ICE LIBOR USD 1M + 2.50%),
4.07%, 11/8/23(9)	262	263

NORTHERN FUNDS QUARTERLY REPORT    23     ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 14.6% continued
Internet Media - 0.7%
MH Sub I LLC, Amendment No. 2 Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 7.50%),
9.09%, 9/15/25(9)	$730	$731
Ten-X LLC, Term Loan,
(Floating, ICE LIBOR USD 1M + 8.00%),
9.57%, 9/29/25(9)	1,360	1,319

		2,050

Leisure Products Manufacturing - 0.0%
Hayward Industries, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.50%),
5.07%, 8/5/24(9)	25	25

Machinery Manufacturing - 0.4%
Columbus McKinnon Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.00%),
4.69%, 1/31/24(9)	46	46
Engineered Machinery Holdings, Inc., Delayed Draw Term Loan,
(Floating, ICE LIBOR USD 3M + 3.25%),
4.94%, 7/19/24(9)	3	3
7/18/25(9) (11)	3	2
(Floating, ICE LIBOR USD 3M + 7.25%),
8.94%, 7/18/25(9)	80	80
Engineered Machinery Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.25%),
4.94%, 7/19/24(9)	22	22
(Floating, ICE LIBOR USD 3M + 7.25%),
8.94%, 7/18/25(9)	827	828
Terex Corp., Incremental U.S. Term Loan,
(Floating, ICE LIBOR USD 1M + 2.25%),
3.94%, 1/31/24(9)	25	25

		1,006

Managed Care - 0.4%
MPH Acquisition Holdings LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.00%),
4.69%, 6/7/23(9)	92	92
Opal Acquisition, Inc., Term B Loan,
(Floating, ICE LIBOR USD 3M + 4.00%),
5.33%, 11/27/20(9)	46	43
(Floating, ICE LIBOR USD 3M + 4.00%),
5.34%, 11/27/20(9)	430	402
(Floating, ICE LIBOR USD 3M + 4.00%),
5.69%, 11/27/20(9)	586	548

		1,085

Manufactured Goods - 0.0%
Matthew Warren Industries, Inc., Term Loan,
(Floating, ICE LIBOR USD 3M + 8.00%),
9.69%, 9/28/25(9)	50	50
Neenah Foundry Co., Loan,
12/13/22(9) (11)	50	49

		99

Mass Merchants - 0.1%
BJ’s Wholesale Club, Inc., Tranche B Term Loan,
(Floating, ICE LIBOR USD 2M + 3.50%),
4.95%, 2/3/24(9)	230	226

Media - 0.1%
WideOpenWest Finance LLC, Eighth Amendment Term B Loan,
(Floating, ICE LIBOR USD 1M + 3.25%),
4.75%, 8/18/23(9)	148	146

Metals & Mining - 0.2%
Big River Steel LLC, Closing Date Term Loan,
(Floating, ICE LIBOR USD 3M + 5.00%),
6.69%, 8/23/23(9)	50	50
Real Alloy Holding, Inc., Term Loan,
(Floating, ICE LIBOR USD 3M + 1.15%),
11.50%, 12/1/24(9)	553	554

		604

Pipeline - 0.0%
BCP Renaissance Parent LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 4.00%),
5.38%, 10/31/24(9)	100	101

Power Generation - 0.2%
Calpine Corp., Term Loan,
(Floating, ICE LIBOR USD 1M + 1.75%),
3.32%, 12/31/19(9)	50	50
(Floating, ICE LIBOR USD 3M + 2.50%),
4.20%, 1/15/23(9)	261	261

ACTIVE M/MULTI-MANAGER FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 14.6% continued
Power Generation - 0.2% continued
Vistra Operations Co. LLC, 2016 Incremental Term Loan,
(Floating, ICE LIBOR USD 1M + 2.75%),
4.08%, 12/14/23(9)	$23	$23
(Floating, ICE LIBOR USD 1M + 2.75%),
4.24%, 12/14/23(9)	71	72
Vistra Operations Co. LLC, Initial Term C Loan,
(Floating, ICE LIBOR USD 1M + 2.50%),
3.83%, 8/4/23(9)	11	11
Vistra Operations Co. LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 2.50%),
3.83%, 8/4/23(9)	12	12
(Floating, ICE LIBOR USD 1M + 2.50%),
4.07%, 8/4/23(9)	48	48

		477

Property & Casualty Insurance - 0.1%
Asurion LLC, Replacement B-2 Term Loan,
(Floating, ICE LIBOR USD 1M + 6.00%),
7.57%, 8/4/25(9)	50	51
Asurion LLC, Replacement B-5 Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%),
4.57%, 11/3/23(9)	50	50
USI, Inc., 2017 New Term Loan,
(Floating, ICE LIBOR USD 3M + 3.00%),
4.69%, 5/16/24(9)	75	75

		176

Restaurants - 0.0%
1011778 B.C. Unlimited Liability Co., Term B-3 Loan,
(Floating, ICE LIBOR USD 1M + 2.25%),
3.82%, 2/16/24(9)	30	30
(Floating, ICE LIBOR USD 3M + 2.25%),
3.94%, 2/16/24(9)	20	19
Golden Nugget, Inc., Initial B Term Loan,
(Floating, ICE LIBOR USD 2M + 3.25%),
4.66%, 10/4/23(9)	22	22
(Floating, ICE LIBOR USD 2M + 3.25%),
4.86%, 10/4/23(9)	28	29

		100

Retail - Consumer Discretionary - 0.2%
Bass Pro Group LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 5.00%),
6.57%, 9/25/24(9)	135	134
General Nutrition Centers, Inc., Amended Tranche B Term Loan,
(Floating, ICE LIBOR USD 1M + 2.50%),
4.07%, 3/4/19(9)	340	286
PriSo Acquisition Corp., Term B Loan,
(Floating, ICE LIBOR USD 1M + 3.00%),
4.57%, 5/8/22(9)	49	50

		470

Semiconductors - 0.0%
Micron Technology, Inc., Term Loan,
(Floating, ICE LIBOR USD 1M + 2.00%),
3.39%, 4/26/22(9)	25	25

Software & Services - 1.7%
Donnelley Financial Solutions, Inc., 2017 Refinancing Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%),
4.55%, 9/29/23(9)	24	24
Evergreen Skills Lux S.a.r.l., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 4.75%),
6.32%, 4/28/21(9)	1,531	1,470
(Floating, ICE LIBOR USD 1M + 8.25%),
9.82%, 4/28/22(9)	1,360	1,202
Harland Clarke Holdings Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 4.75%),
6.44%, 11/3/23(9)	139	140
iPayment, Inc., New Term Loan,
(Floating, ICE LIBOR USD 3M + 5.00%),
6.62%, 4/11/23(9)	75	75
McAfee LLC, Closing Date USD Term Loan,
(Floating, ICE LIBOR USD 1M + 4.50%),
6.07%, 9/30/24(9)	195	195
Optiv, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 7.25%),
8.63%, 1/31/25(9)	500	446
Peak 10 Holding Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 7.25%),
8.63%, 8/1/25(9)	880	884

NORTHERN FUNDS QUARTERLY REPORT    25    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 14.6% continued
Software & Services - 1.7% continued
Presidio LLC, Term B Loan,
(Floating, ICE LIBOR USD 3M + 3.25%),
4.59%, 2/2/22(9)	$182	$182
(Floating, Prime Rate U.S. 3M + 2.25%),
6.75%, 2/2/22(9)	2	2
Rackspace Hosting, Inc., Term B Loan,
(Floating, ICE LIBOR USD 3M + 3.00%),
4.38%, 11/3/23(9)	114	114
RP Crown Parent LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%),
4.57%, 10/12/23(9)	25	25
Tempo Acquisition LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%),
4.57%, 5/1/24(9)	75	74

		4,833

Transportation & Logistics - 0.1%
Deck Chassis Acquisition, Inc., Term Loan,
6/15/23(9) (11)	50	51
Navistar, Inc., Tranche B Term Loan,
(Floating, ICE LIBOR USD 1M + 3.50%),
4.90%, 11/6/24(9)	150	151
OSG Bulk Ships, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 4.25%),
5.65%, 8/5/19(9)	91	87

		289

Travel & Lodging - 0.0%
RHP Hotel Properties L.P., Tranche B Term Loan,
(Floating, ICE LIBOR USD 3M + 2.25%),
3.67%, 5/11/24(9)	99	100

Wireline Telecommunications Services – 0.1%
CenturyLink, Inc., Initial Term B Loan,
(Floating, ICE LIBOR USD 1M + 2.75%),
4.32%, 1/31/25(9)	245	236
Zayo Group LLC, 2017 Incremental Refinancing B-2 Term Facility,
(Floating, ICE LIBOR USD 1M + 2.25%),
3.80%, 1/19/24(9)	89	90

		326

Total Term Loans (Cost $40,997)		41,159

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 0.2%
Oil, Gas & Coal - 0.2%
Bonanza Creek Energy, Inc.*	8,355	$231
Halcon Resources Corp.*	24,457	185
Linn Energy, Inc.* (13)	509	17
Peabody Energy Corp. (New York Exchange)*	1,581	62
Peabody Energy NPV	163	2

		497

Software - 0.0%
Avaya Holdings Corp.*	6,054	106

Total Common Stocks (Cost $747)		603

CONVERTIBLE PREFERRED STOCKS - 0.0%
Exploration & Production - 0.0%
Chesapeake Energy Corp., 5.75%(1) (6)	13	7

Total Convertible Preferred Stocks (Cost $9)		7

MASTER LIMITED PARTNERSHIPS - 0.2%
Oil, Gas & Coal - 0.2%
Foresight Energy L.P.	107,536	470

Total Master Limited Partnerships (Cost $ —)		470

PREFERRED STOCKS - 0.0%
Oil, Gas & Coal - 0.0%
Peabody Energy Corp.*	567	14

Total Preferred Stocks (Cost $14)		14

OTHER - 0.0%
Escrow Avaya Holdings Corp.* (10)	250,000	—
Escrow Avaya Holdings Corp.* (10)	25,000	—
Escrow Clear Channel Worldwide Holdings, Inc.* (10)	100,750	—
Escrow Hercules Offshore, Inc.*	3,570	1
Escrow Momentive Performance Materials, Inc.* (10)	130,000	—
Escrow Paragon Offshore, Ltd.* (10)	1	—
Escrow Peabody Energy Corp.* (10)	200,000	—
Escrow Washington Mutual Bank* (10)	250,000	—

Total Other (Cost $33)		1

ACTIVE M/MULTI-MANAGER FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Halcon Resources Corp., Exp. 9/9/20,
Strike $14.04*	3,297	$2
Material Science Corp. Exp. 6/22/22,
Strike $0.01* (13)	77,693	104
Peabody Energy Corp., Exp. 8/31/17,
Strike $0.01* (10)	5	—

Total Warrants (Cost $142)		106

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 5.0%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(14) (15)	14,077,626	$14,078

Total Investment Companies (Cost $14,078)		14,078

Total Investments - 98.7% (Cost $279,970)		278,122

Other Assets less Liabilities - 1.3%		3,717

NET ASSETS - 100.0%		$281,839

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(3)	Step coupon bond. Rate as of December 31, 2017 is disclosed.
(4)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end. Maturity date represents the perpetual call date.
(5)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(6)	Restricted security that has been deemed illiquid. At December 31, 2017, the value of these restricted illiquid securities amounted to approximately $2,553,000 or 0.9% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Century Aluminum Co.,
7.50%, 6/1/21	5/23/13	$1,152

Chesapeake Energy Corp.,
5.75%	6/16/15	9

Concordia International Corp.,
9.50%, 10/21/22	6/23/16-8/17/16	95

Essar Steel Algoma, Inc.,
9.50%, 11/15/19	11/7/14	270

Opal Acquisition, Inc.,
7.50%, 7/1/24	6/26/17-8/21/17	1,270

(7)	Issuer has defaulted on terms of debt obligation.
(8)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(9)	Variable rate security. Rate as of December 31, 2017 is disclosed.
(10)	Level 3 asset that is worthless, bankrupt or has been delisted.
(11)	Position is unsettled. Contract rate was not determined at December 31, 2017 and does not take effect until settlement date.
(12)	Principal Amount and Value rounds to less than one thousand.
(13)	Level 3 asset.
(14)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(15)	7-day current yield as of December 31, 2017 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
B	37.1%
BB	20.4
BBB	0.6
CCC or below	30.1
Non-rated	7.0
Cash Equivalents	4.8

Total	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and S&P Global. The Fund assigns the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

NORTHERN FUNDS QUARTERLY REPORT    27    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

At December 31, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Convertible Bonds(1)	$—	$23	$—	$23
Corporate Bonds(1)	—	183,470	—	183,470
Foreign Issuer Bonds(1)	—	38,191	—	38,191
Term Loans(1)	—	41,159	—	41,159
Common Stocks
Oil, Gas & Coal	478	2	17	497
Software	106	—	—	106

Total Common Stocks	584	2	17	603

Convertible Preferred Stocks(1)	—	7	—	7
Master Limited Partnerships(1)	470	—	—	470
Preferred Stocks(1)	14	—	—	14
Other	—	1	—	1
Warrants	2	—	104	106
Investment Companies	14,078	—	—	14,078

Total Investments	$15,148	$262,853	$121	$278,122

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Warrants	$2	Valuations at official close price

ACTIVE M/MULTI-MANAGER FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/17 (000S)	REALIZED GAINS (LOSSES) (000S)		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/17 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/17 (000S)
Common Stocks
Oil, Gas & Coal	$—	$—		$13	$4	$—	$—	$—	$17	$13
Other	—	61		—	—	(61)	—	—	—	—
Warrants	646	—	*	(646)	—	— *	104	—	104	(34)

Total	$646	$61		$(633)	$4	$(61)	$104	$—	$121	$(21)

*	Amount rounds to less than one thousand.

Securities valued at $17 and $104 included in the Balance as of 12/31/17 above were valued using prices provided by the Fund’s investment adviser’s pricing and valuation committee which also caused the Transfers into Level 3, noted above.

	FAIR VALUE AT 12/31/17 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stocks	$17	Market Approach	Intrinsic Value/Liquidity Discount(1)
Warrants	$104	Market Approach	Intrinsic Value/Liquidity Discount(1)

(1)	The significant unobservable inputs that can be used in the fair value measurement are; Intrinsic Value and Liquidity Discount. Significant increases (decreases) in the intrinsic value in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discount in isolation would result in a significantly lower (higher) fair value measurement .

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio*	$8,659	$152,287	$160,946	$64	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	42,553	28,475	19	14,078	14,078

Total	$8,659	$194,840	$189,421	$83	$14,078	14,078

*	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

EXPLANATION OF CURRENCY ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

5Y - 5 Year

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

USD - United States Dollar

NORTHERN FUNDS QUARTERLY REPORT    29    ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360 FUND	DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%(1)
Australia - 1.2%
AMP Ltd.	7,257	$29
Aristocrat Leisure Ltd.	4,710	87
BlueScope Steel Ltd.	5,100	61
Caltex Australia Ltd.	2,780	74
Fortescue Metals Group Ltd.	9,000	34
Harvey Norman Holdings Ltd.	8,000	26
Macquarie Group Ltd.	1,530	119
Metcash Ltd.	12,000	29
Mineral Resources Ltd.	3,770	62
Qantas Airways Ltd.	9,000	35
Scentre Group	12,000	39

		595

Austria - 0.2%
OMV A.G.	1,250	79

Belgium - 0.5%
AGFA-Gevaert N.V.*	4,000	18
Galapagos N.V. (Euronext Amsterdam Stock Exchange)*	83	8
KBC Group N.V.	1,210	103
UCB S.A.	1,310	104

		233

Brazil - 0.2%
BB Seguridade Participacoes S.A.	5,704	49
Multiplus S.A.	3,366	35
Smiles Fidelidade S.A.	1,190	27

		111

Canada - 3.1%
Bank of Montreal	1,950	156
Canadian Imperial Bank of Commerce	700	68
CGI Group, Inc., Class A*	500	27
Dollarama, Inc.	1,050	131
Enerplus Corp.	4,200	41
Enerplus Corp. (New York Exchange)	12,590	123
Genworth MI Canada, Inc.	1,300	45
Granite Real Estate Investment Trust	800	31
Hydro One Ltd.(2)	2,044	37
IGM Financial, Inc.	6,094	214
Magna International, Inc.	620	35
Manulife Financial Corp.	7,300	152
New Flyer Industries, Inc.	1,600	69
Open Text Corp.	1,500	53
Royal Bank of Canada	2,100	172
Suncor Energy, Inc.	2,528	93
Toronto-Dominion Bank (The)	1,100	65
Transcontinental, Inc., Class A	3,100	61

		1,573

Chile - 0.4%
Banco Santander Chile ADR	7,062	221

China - 1.6%
Baidu, Inc. ADR*	3,069	719
China Shenhua Energy Co. Ltd., Class H	17,000	44
NetEase, Inc. ADR	130	45

		808

Denmark - 0.6%
Danske Bank A/S	2,310	90
Pandora A/S	400	43
Royal Unibrew A/S	870	52
Sydbank A/S	1,660	67
Vestas Wind Systems A/S	790	54

		306

Finland - 0.8%
Cargotec OYJ, Class B	650	37
Neste OYJ	2,350	151
Nokia OYJ (Helsinki Exchange)	51,246	239

		427

France - 3.0%
Airbus S.E.	420	42
BNP Paribas S.A.	980	73
Capgemini S.E.	260	31
Cie Generale des Etablissements Michelin	3,560	510
Eiffage S.A.	450	49
Euler Hermes Group	252	37
Klepierre S.A.	1,630	72
L’Oreal S.A.	240	53
Pernod Ricard S.A.	160	25
Peugeot S.A.	2,790	57
Renault S.A.	700	70
Safran S.A.	1,642	169
Sanofi	1,198	103
Societe Generale S.A.	740	38
SPIE S.A.	990	26
Thales S.A.	941	101
Valeo S.A.	1,430	107

		1,563

ACTIVE M/MULTI-MANAGER FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360 FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%(1) continued
Germany - 4.5%
Allianz S.E. (Registered)	830	$190
Bayer A.G. (Registered)	300	37
Continental A.G.	590	159
Covestro A.G.(2)	930	96
Deutsche Boerse A.G.	6,824	791
Duerr A.G.	720	92
GEA Group A.G.	440	21
OSRAM Licht A.G.	660	59
Rheinmetall A.G.	250	32
RTL Group S.A.	1,144	92
SAP S.E.	780	87
Siltronic A.G.*	610	89
Telefonica Deutschland Holding A.G.	91,383	459
Uniper S.E.	3,200	100

		2,304

Hong Kong - 2.1%
China Mobile Ltd. (Hong Kong Exchange)	60,000	607
CK Hutchison Holdings Ltd.	1,500	19
CLP Holdings Ltd.	5,000	51
Dah Sing Financial Holdings Ltd.	6,800	44
HKT Trust & HKT Ltd.	20,000	25
Lee & Man Paper Manufacturing Ltd.	20,000	24
Li & Fung Ltd.	294,000	161
Link REIT	9,500	88
WH Group Ltd.(2)	52,000	59

		1,078

Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	5,320	62

Ireland - 1.1%
ICON PLC*	810	91
Medtronic PLC	5,200	420
Perrigo Co. PLC	840	73

		584

Israel - 0.2%
Bank Leumi Le-Israel B.M.	6,580	40
Orbotech Ltd.*	500	25
Taro Pharmaceutical Industries Ltd.*	470	49

		114

Italy - 1.1%
Azimut Holding S.p.A.	1,434	27
Ferrari N.V.	1,390	146
Italgas S.p.A.	4,538	28
Snam S.p.A.	62,353	305
Telecom Italia S.p.A.*	57,000	49

		555

Japan - 10.1%
Alfresa Holdings Corp.	1,700	40
Asahi Glass Co. Ltd.	800	35
ASKUL Corp.	800	23
Astellas Pharma, Inc.	6,700	85
Bandai Namco Holdings, Inc.	1,500	49
Central Japan Railway Co.	500	89
Daito Trust Construction Co. Ltd.	1,000	204
Daiwa House Industry Co. Ltd.	2,500	96
FUJIFILM Holdings Corp.	1,000	41
Fujitsu General Ltd.	1,400	31
Hoya Corp.	1,100	55
Japan Tobacco, Inc.	5,300	171
Kajima Corp.	3,000	29
Kaken Pharmaceutical Co. Ltd.	900	46
Kansai Electric Power (The) Co., Inc.	1,900	23
Kao Corp.	2,400	162
KDDI Corp.	3,600	90
Kirin Holdings Co. Ltd.	5,000	126
Kokuyo Co. Ltd.	2,700	50
Konami Holdings Corp.	1,200	66
Lion Corp.	1,400	26
Mabuchi Motor Co. Ltd.	1,000	54
MEIJI Holdings Co. Ltd.	400	34
Mitsubishi Corp.	8,100	224
Mitsubishi Electric Corp.	6,100	101
Mitsubishi UFJ Financial Group, Inc. ADR	39,900	290
MS&AD Insurance Group Holdings, Inc.	2,900	98
Murata Manufacturing Co. Ltd.	100	13
Nichirei Corp.	1,500	41
Nintendo Co. Ltd.	1,200	437
Nippon Light Metal Holdings Co. Ltd.	25,000	71
Nippon Telegraph & Telephone Corp.	7,500	353
Nissan Chemical Industries Ltd.	1,600	64
NTT DOCOMO, Inc.	18,300	432
Ono Pharmaceutical Co. Ltd.	1,300	30
ORIX Corp.	5,000	85
SCREEN Holdings Co. Ltd.	400	33
Secom Co. Ltd.	600	45

NORTHERN FUNDS QUARTERLY REPORT    2    ACTIVE M/MULTI-MANAGER FUNDS

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%(1) continued
Japan - 10.1% continued
Seven Bank Ltd.	37,800	$130
Shimamura Co. Ltd.	1,900	209
Shionogi & Co. Ltd.	1,800	97
Subaru Corp.	4,000	127
Sumitomo Chemical Co. Ltd.	13,000	93
Sumitomo Corp.	5,600	95
Sumitomo Dainippon Pharma Co. Ltd.	2,600	39
Sumitomo Heavy Industries Ltd.	900	38
Taisei Corp.	700	35
Takeda Pharmaceutical Co. Ltd.	800	45
Toho Co. Ltd.	600	21
Tokuyama Corp.	800	26
Tokyo Electron Ltd.	200	36
Tosoh Corp.	4,400	100
Ulvac, Inc.	2,800	175

		5,208

Mexico - 0.2%
Grupo Financiero Santander Mexico S.A.B. de C.V., Series B ADR	6,776	49
Wal-Mart de Mexico S.A.B. de C.V.	19,947	49

		98

Netherlands - 2.6%
ABN AMRO Group N.V. - CVA(2)	2,280	74
APERAM S.A.	1,190	61
Gemalto N.V.	6,596	390
ING Groep N.V.	1,910	35
Koninklijke Ahold Delhaize N.V.	29,781	654
NN Group N.V.	900	39
Randstad Holding N.V.	1,130	69

		1,322

Poland - 0.1%
Polski Koncern Naftowy ORLEN S.A.	1,240	38

Singapore - 0.1%
IGG, Inc.	34,000	36
Singapore Exchange Ltd.	4,300	24

		60

South Africa - 0.1%
Sappi Ltd.	6,100	44

South Korea - 0.4%
LG Uplus Corp.	2,720	36
Poongsan Corp.	660	29
SK Innovation Co. Ltd.	230	44
SK Telecom Co. Ltd.	180	45
Woori Bank	3,640	53

		207

Spain - 2.4%
Banco Bilbao Vizcaya Argentaria S.A. ADR	53,000	451
CIE Automotive S.A.	1,370	40
Distribuidora Internacional de Alimentacion S.A.	9,000	46
Endesa S.A.	11,871	254
Repsol S.A.	9,410	166
Siemens Gamesa Renewable Energy S.A.	2,300	32
Tecnicas Reunidas S.A.	7,265	230

		1,219

Sweden - 0.4%
Boliden AB	1,690	58
Intrum Justitia AB	1,880	69
Skandinaviska Enskilda Banken AB, Class A	5,310	62
Vitrolife AB	380	29

		218

Switzerland - 4.9%
Adecco Group A.G. (Registered)	380	29
Chubb Ltd.	2,650	387
LafargeHolcim Ltd. (Registered)*	940	53
Lonza Group A.G. (Registered)*	300	81
Nestle S.A. (Registered)	728	63
Novartis A.G. (Registered)	1,192	101
Novartis A.G. ADR	4,300	361
Roche Holding A.G. (Genusschein)	2,863	724
SGS S.A. (Registered)	26	68
Straumann Holding A.G. (Registered)	60	42
Swiss Life Holding A.G. (Registered)*	220	78
Swiss Re A.G.	940	88
Swisscom A.G. (Registered)	735	391
UBS Group A.G. (Registered)*	2,353	43

		2,509

Taiwan - 0.1%
Silicon Motion Technology Corp. ADR	1,150	61

ACTIVE M/MULTI-MANAGER FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360 FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%(1) continued
Thailand - 0.4%
Kasikornbank PCL NVDR	19,300	$137
Star Petroleum Refining PCL (Registered)	128,000	67

		204

United Arab Emirates - 0.0%
Dubai Financial Market PJSC*	78,000	24

United Kingdom - 7.2%
3i Group PLC	10,100	124
Auto Trader Group PLC(2)	9,000	43
Barclays PLC	18,000	49
Bellway PLC	1,380	66
Berkeley Group Holdings (The) PLC	1,210	69
Bunzl PLC	2,160	60
Diageo PLC	2,720	100
Dialog Semiconductor PLC*	3,477	108
Dixons Carphone PLC	12,000	32
GKN PLC	9,000	39
GlaxoSmithKline PLC	42,117	745
Howden Joinery Group PLC	7,640	48
HSBC Holdings PLC	10,890	112
Indivior PLC*	16,480	90
Intermediate Capital Group PLC	1,710	26
Lloyds Banking Group PLC	248,000	227
Micro Focus International PLC	1,750	59
National Grid PLC	9,474	111
Persimmon PLC	2,890	107
Reckitt Benckiser Group PLC	3,412	319
RELX PLC (London Exchange)	1,290	30
Rightmove PLC	1,080	66
Rio Tinto Ltd.	1,340	79
Subsea 7 S.A.	4,340	65
Tate & Lyle PLC	5,910	56
Taylor Wimpey PLC	43,000	120
Tesco PLC	41,000	116
Travelport Worldwide Ltd.	5,710	75
Unilever N.V. - CVA	1,650	93
Unilever N.V. (Registered)	7,250	408
WPP PLC	2,660	48

		3,690

United States - 45.4%
AbbVie, Inc.	4,400	426
Acadia Healthcare Co., Inc.*	7,600	248
Aceto Corp.	3,250	34
Activision Blizzard, Inc.	1,919	122
Adobe Systems, Inc.*	3,700	648
AES Corp.	21,700	235
AGCO Corp.	1,300	93
Agilent Technologies, Inc.	1,346	90
Akamai Technologies, Inc.*	1,276	83
Allegheny Technologies, Inc.*	3,044	74
AMC Entertainment Holdings, Inc., Class A	3,250	49
Amdocs Ltd.	840	55
American Tower Corp.	1,043	149
Ameriprise Financial, Inc.	3,100	525
AmerisourceBergen Corp.	1,568	144
Amgen, Inc.	2,600	452
AmTrust Financial Services, Inc.	6,310	64
ANSYS, Inc.*	1,420	210
Archer-Daniels-Midland Co.	7,100	285
Arrow Electronics, Inc.*	847	68
Artisan Partners Asset Management, Inc., Class A	1,740	69
Autodesk, Inc.*	1,105	116
Avnet, Inc.	2,080	82
Bank of America Corp.	20,300	599
Becton Dickinson and Co.	154	33
Big Lots, Inc.	1,570	88
Bio-Rad Laboratories, Inc., Class A*	293	70
Black Knight, Inc.*	1,648	73
Bloomin’ Brands, Inc.	3,800	81
BOK Financial Corp.	3,830	354
BorgWarner, Inc.	1,325	68
Boston Properties, Inc.	382	50
Brixmor Property Group, Inc.	3,890	73
Cabot Corp.	690	43
Caleres, Inc.	2,170	73
Capital One Financial Corp.	4,300	428
Carnival PLC	700	46
CBRE Group, Inc., Class A*	2,638	114
Cimarex Energy Co.	453	55
Coca-Cola (The) Co.	7,200	330
Compass Minerals International, Inc.	930	67
Continental Resources, Inc.*	1,938	103
CSX Corp.	1,800	99
Cullen/Frost Bankers, Inc.	2,600	246
Cummins, Inc.	559	99

NORTHERN FUNDS QUARTERLY REPORT    4    ACTIVE M/MULTI-MANAGER FUNDS

DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%(1) continued
United States - 45.4% continued
CyrusOne, Inc.	850	$51
D.R. Horton, Inc.	2,765	141
Danaher Corp.	5,100	473
Darden Restaurants, Inc.	886	85
DENTSPLY SIRONA, Inc.	1,018	67
Dover Corp.	838	85
DowDuPont, Inc.	5,800	413
East West Bancorp, Inc.	2,304	140
Eastman Chemical Co.	1,787	166
Eaton Vance Corp.	1,489	84
EchoStar Corp., Class A*	1,002	60
Education Realty Trust, Inc.	2,649	93
Ensign Group (The), Inc.	2,450	54
EQT Corp.	5,860	334
Everest Re Group Ltd.	330	73
Fifth Third Bancorp	3,740	113
First Horizon National Corp.	3,510	70
FNB Corp.	6,100	84
General Dynamics Corp.	2,867	583
Genpact Ltd.	1,780	57
GEO Group (The), Inc.	4,360	103
Glacier Bancorp, Inc.	2,090	82
Global Brass & Copper Holdings, Inc.	1,500	50
Global Payments, Inc.	1,320	132
Goodyear Tire & Rubber (The) Co.	1,430	46
Gramercy Property Trust	2,619	70
Greenbrier (The) Cos., Inc.	2,180	116
Halliburton Co.	5,900	288
Home Depot (The), Inc.	3,100	588
IBERIABANK Corp.	710	55
Ingredion, Inc.	840	117
Intercontinental Exchange, Inc.	1,893	134
InterDigital, Inc.	670	51
Intuit, Inc.	868	137
Investors Bancorp, Inc.	5,480	76
Jabil, Inc.	2,576	68
Johnson Controls International PLC	10,550	402
JPMorgan Chase & Co.	3,150	337
KeyCorp	9,091	183
Keysight Technologies, Inc.*	1,770	74
Kroger (The) Co.	11,300	310
Laboratory Corp. of America Holdings*	465	74
Lamb Weston Holdings, Inc.	1,780	100
Lennar Corp., Class A	7,200	455
Lexington Realty Trust	7,450	72
Martin Marietta Materials, Inc.	2,000	442
Masco Corp.	2,588	114
MEDNAX, Inc.*	1,274	68
Microchip Technology, Inc.	5,700	501
Microsoft Corp.	6,350	543
Mid-America Apartment Communities, Inc.	690	69
Mondelez International, Inc., Class A	7,400	317
Mosaic (The) Co.	2,740	70
MTS Systems Corp.	1,330	71
National Fuel Gas Co.	6,300	346
Navient Corp.	5,490	73
Newfield Exploration Co.*	2,105	66
NorthWestern Corp.	1,210	72
Oshkosh Corp.	6,450	586
Packaging Corp. of America	758	91
PayPal Holdings, Inc.*	5,400	398
Phibro Animal Health Corp., Class A	2,234	75
Philip Morris International, Inc.	1,184	125
Phillips 66	4,400	445
Pioneer Natural Resources Co.	1,700	294
PPG Industries, Inc.	3,850	450
Progressive (The) Corp.	1,764	99
Public Service Enterprise Group, Inc.	1,130	58
Radian Group, Inc.	4,730	98
Range Resources Corp.	3,280	56
Raymond James Financial, Inc.	1,303	116
Realogy Holdings Corp.	2,775	74
Regal Beloit Corp.	910	70
Reinsurance Group of America, Inc.	661	103
RenaissanceRe Holdings Ltd.	477	60
Republic Services, Inc.	1,928	130
Scotts Miracle-Gro (The) Co.	695	74
Sealed Air Corp.	1,835	90
Sinclair Broadcast Group, Inc., Class A	3,450	131
SM Energy Co.	4,110	91
Snap-on, Inc.	637	111
Spire, Inc.	1,560	117
Stifel Financial Corp.	1,217	73
Synchrony Financial	2,418	93
Synopsys, Inc.*	1,120	95
Tanger Factory Outlet Centers, Inc.	2,940	78

ACTIVE M/MULTI-MANAGER FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360 FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%(1) continued
United States - 45.4% continued
Tenaris S.A. ADR	3,340	$106
TiVo Corp.	5,880	92
TJX (The) Cos., Inc.	1,354	104
Total System Services, Inc.	1,455	115
Tyson Foods, Inc., Class A	1,210	98
Unum Group	1,500	82
Voya Financial, Inc.	1,990	98
Walgreens Boots Alliance, Inc.	4,900	356
WEC Energy Group, Inc.	952	63
Westlake Chemical Corp.	790	84
WestRock Co.	890	56
Woodward, Inc.	1,143	88
Xilinx, Inc.	1,386	93

		23,327

Total Common Stocks (Cost $47,540)		48,842

PREFERRED STOCKS - 0.1%(1)
Spain - 0.1%
Grifols S.A. ADR, 1.82%(3)	2,420	56

Total Preferred Stocks (Cost $56)		56

INVESTMENT COMPANIES - 3.0%
Northern Institutional Funds - U.S. Government Portfolio,
1.09%(4) (5)	1,556,359	1,556

Total Investment Companies (Cost $1,556)		1,556

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
1.17%, 2/1/18(6) (7)	$20	$20

Total Short-Term Investments (Cost $20)		20

Total Investments - 98.3% (Cost $49,172)		50,474

Other Assets less Liabilities - 1.7%		895

NET ASSETS - 100.0%		$51,369

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2017 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2017, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
JPMorgan Chase	Euro	238	Australian Dollar	376	1/23/18	$7
JPMorgan Chase	Euro	238	Canadian Dollar	366	1/23/18	6
JPMorgan Chase	Euro	10	New Zealand Dollar	17	1/23/18	1
JPMorgan Chase	Euro	45	Norwegian Krone	442	1/23/18	—	*
JPMorgan Chase	Euro	198	Swedish Krona	1,976	1/23/18	3
JPMorgan Chase	United States Dollar	41	Singapore Dollar	56	1/23/18	—	*

Subtotal Appreciation						17

JPMorgan Chase	Chinese Yuan Renminbi	2,930	United States Dollar	441	1/23/18	(8)
JPMorgan Chase	Euro	99	British Pound	87	1/23/18	(1)
JPMorgan Chase	Euro	30	Israeli Shekel	124	1/23/18	—	*
Subtotal Depreciation						(9)

Total						$8

*	Amount rounds to less than one thousand.

At December 31, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
MSCI EAFE Index	1	$102	Long	3/18	$2
MSCI Emerging Markets Index	2	116	Long	3/18	5

Total					$7

NORTHERN FUNDS QUARTERLY REPORT    6    ACTIVE M/MULTI-MANAGER FUNDS

DECEMBER 31, 2017 (UNAUDITED)

At December 31, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.4%
Consumer Staples	9.7
Energy	7.0
Financials	20.6
Health Care	12.0
Industrials	9.6
Information Technology	14.1
Materials	6.3
Real Estate	3.1
Telecommunication Services	5.1
Utilities	3.1

Total	100.0%

At December 31, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	55.6%
Euro	15.2
Japanese Yen	10.1
British Pound	5.9
All other currencies less than 5%	13.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common stocks
Canada	$1,573	$—	$—	$1,573
Chile	221	—	—	221
China	764	44	—	808
Ireland	584	—	—	584
Israel	74	40	—	114
Japan	290	4,918	—	5,208
Mexico	98	—	—	98
Spain	451	768	—	1,219
Switzerland	748	1,761	—	2,509
Taiwan	61	—	—	61
United Kingdom	483	3,207	—	3,690
United States	23,281	46	—	23,327
All Other Countries(1)	—	9,430	—	9,430

Total Common Stocks	28,628	20,214	—	48,842

Preferred Stocks(1)	56	—	—	56
Investment Companies	1,556	—	—	1,556
Short-Term Investments	—	20	—	20

Total Investments	$30,240	$20,234	$—	$50,474

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$17	$—	$17
Futures Contracts	7	—	—	7
Liabilities
Forward Foreign Currency Exchange Contracts	—	(9)	—	(9)

Total Other Financial Instruments	$7	$8	$—	$15

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

From the Fund’s commencement of operations on November 20, 2017 through December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications.

ACTIVE M/MULTI-MANAGER FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360 FUND continued	DECEMBER 31, 2017 (UNAUDITED)

Transactions in affiliated investments from the Fund’s commencement of operations on November 20, 2017 through December 31, 2017:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Government Assets Portfolio*	$—	$50,000	$50,000	$—	$—	—
Northern Institutional Funds - U.S. Government Portfolio	—	2,476	920	5	1,556	1,556

Total	$—	$52,476	$50,920	$5	$1,556	1,556

*	Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

ACTIVE M/MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND	DECEMBER 31, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 99.9%
FlexShares Credit-Scored U.S. Corporate Bond Index Fund(1)	35,084	$1,785
FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund(1)	16,743	919
FlexShares Disciplined Duration MBS Index Fund(1)	86,820	2,047
FlexShares Global Quality Real Estate Index Fund(1)	27,887	1,751
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund(1)	143,161	3,572
FlexShares International Quality Dividend Index Fund(1)	348,487	9,336
FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund(1)	132,048	9,139
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund(1)	159,154	9,505
FlexShares Morningstar Global Upstream Natural Resources Index Fund(1)	143,931	4,791
FlexShares Morningstar U.S. Market Factor Tilt Index Fund(1)	112,932	12,637
FlexShares Quality Dividend Index Fund(1)	241,086	10,856
FlexShares Ready Access Variable Income Fund(1)	22,579	1,704
FlexShares STOXX Global Broad Infrastructure Index Fund(1)	37,511	1,829
iShares 20+ Year Treasury Bond ETF	686	87
iShares 3-7 Year Treasury Bond ETF	3,649	446
iShares 7-10 Year Treasury Bond ETF	846	89
NF - Bond Index Fund(1)	1,559,860	16,441
NF - High Yield Fixed Income Fund(1)	783,637	5,391
NIF - U.S. Government Portfolio,
1.09%(1) (2)	877,065	877

Total Investment Companies (Cost $80,752)		93,202

Total Investments - 99.9% (Cost $80,752)		93,202

Other Assets less Liabilities - 0.1%		67

NET ASSETS - 100.0%		$93,269

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds, Northern Institutional Funds and FlexShares Trust.
(2)	7-day current yield as of December 31, 2017 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2017, the asset class weightings for the Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	13.6%	FlexShares Morningstar U.S. Market Factor Tilt Index Fund
U.S. Equity	11.7	FlexShares Quality Dividend Index Fund
Non U.S. Equity - Developed	9.8	FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund
Non U.S. Equity - Developed	10.0	FlexShares International Quality Dividend Index Fund
Non U.S. Equity - Emerging Markets	10.2	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund
Global Real Estate	1.9	FlexShares Global Quality Real Estate Index Fund
U.S. Bonds - High Yield	5.8	NF High Yield Fixed Income Fund
U.S. Bonds - Investment Grade	17.6	NF Bond Index Fund
U.S. Bonds - Investment Grade	1.8	FlexShares Ready Access Variable Income Fund
U.S. Bonds - Investment Grade	1.9	FlexShares Credit-Scored U.S. Corporate Bond Index Fund
U.S. Bonds - Investment Grade	2.2	FlexShares Disciplined Duration MBS Index Fund
U.S. Bonds - Investment Grade	1.0	FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund
U.S. Bonds - Investment Grade	0.1	iShares 7-10 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	0.5	iShares 3-7 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	0.1	iShares 20+ Year Treasury Bond ETF
U.S. Bonds - Inflation Protected	3.8	FlexShares iBoxx 5-Year Target Duration TIPS Index Fund
Comodities/Natural Resources	5.1	FlexShares Morningstar Global Upstream Natural Resources Index Fund
Global Infrastructure	2.0	FlexShares STOXX Global Broad Infrastructure Index Fund
Cash	0.9	NIF U.S. Government Portfolio

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    1    GLOBAL TACTICAL ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$93,202	$—	$—	$93,202

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At December 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

Transactions in affiliated investments for the nine months ended December 31, 2017, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
FlexShares Credit-Scored U.S. Corporate Bond Index Fund	$—	$1,929	$142	$(1)	$(1)	$23	$1,785	35
FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	—	891	—	28	—	13	919	17
FlexShares Disciplined Duration MBS Index Fund	—	2,083	—	(36)	—	29	2,047	87
FlexShares Global Quality Real Estate Index Fund	2,568	117	1,118	167	17	39	1,751	28
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	3,360	429	168	(42)	(7)	76	3,572	143
FlexShares International Quality Dividend Index Fund	8,533	652	699	851	(1)	318	9,336	348
FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	4,254	4,347	527	1,007	58	223	9,139	132
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	6,882	2,307	804	1,051	69	178	9,505	159
FlexShares Morningstar Global Upstream Natural Resources Index Fund	5,910	530	2,189	389	151	78	4,791	144
FlexShares Morningstar U.S. Market Factor Tilt Index Fund	12,891	525	2,081	802	500	160	12,637	113
FlexShares Quality Dividend Index Fund	11,136	631	1,915	712	292	233	10,856	241
FlexShares Ready Access Variable Income Fund	—	1,746	41	(1)	—	17	1,704	23
FlexShares STOXX Global Broad Infrastructure Index Fund	2,541	120	976	43	101	53	1,829	37
NF - Bond Index Fund	19,227	2,810	5,725	227	(98)	335	16,441	1,560

GLOBAL TACTICAL ASSET ALLOCATION FUND     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2017 (UNAUDITED)

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
NF - High Yield Fixed Income Fund	$6,705	$513	$1,865	$51	$(13)	$297	$5,391	784
NIF - Government Assets Portfolio*	359	21,459	21,818	—	—	3	—	—
NIF - U.S. Government Portfolio	—	2,183	1,306	—	—	1	877	877

	$84,366	$43,272	$41,374	$5,248	$1,068	$2,076	$92,580	4,728

* Effective November 28, 2017, the Northern Institutional Funds Government Assets Portfolio was reorganized into the Northern Institutional Funds U.S. Government Portfolio.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF - Exchange Traded Fund

MBS - Mortgage-Backed Security

NF - Northern Funds

NIF - Northern Institutional Funds

TIPS - Treasury Inflation Protected Securities

NORTHERN FUNDS QUARTERLY REPORT    3    GLOBAL TACTICAL ASSET ALLOCATION FUND

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	February 27, 2018

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	February 27, 2018